UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2018

Date of reporting period: February 28, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Consumer Discretionary — 13.1%
Amazon.com Inc *	8,475	$12,818
American Eagle Outfitters Inc	64,200	1,237
Aramark	43,270	1,805
AutoZone Inc *	8,483	5,639
Best Buy Co Inc	54,499	3,948
Big Lots Inc (A)	17,400	978
Booking Holdings Inc *	542	1,102
Bright Horizons Family Solutions Inc *	13,160	1,258
Brunswick Corp/DE	4,338	248
Carnival Corp, Cl A	30,715	2,055
Carter’s Inc	3,256	380
Children’s Place Inc/The	8,300	1,181
Choice Hotels International Inc	9,210	729
Comcast Corp, Cl A	67,343	2,438
Cooper Tire & Rubber Co (A)	32,100	1,006
Dana Inc	67,436	1,792
Darden Restaurants Inc	20,019	1,845
Dillard’s Inc, Cl A (A)	15,300	1,248
Dollar General Corp	168,065	15,897
Domino’s Pizza Inc	13,755	3,059
Foot Locker Inc	28,049	1,288
Ford Motor Co	204,000	2,164
GameStop Corp, Cl A (A)	28,800	452
Gannett Co Inc (A)	78,550	789
General Motors Co	116,168	4,571
Goodyear Tire & Rubber Co/The	77,400	2,240
Harley-Davidson Inc (A)	25,500	1,157
Hilton Grand Vacations Inc *	18,023	778
Home Depot Inc/The	30,518	5,562
Hyatt Hotels Corp, Cl A	9,553	738
International Game Technology PLC	12,292	326
John Wiley & Sons Inc, Cl A	16,267	1,045
KB Home	37,600	1,043
Kohl’s Corp	33,100	2,188
Las Vegas Sands Corp	45,465	3,310
Lear Corp	42,708	7,968
Liberty Global PLC *	129,527	3,890
Liberty Global PLC, Cl A *	29,729	926
Liberty Interactive Corp QVC Group, Cl A *	195,578	5,646
LKQ Corp *	71,650	2,829
Lowe’s Cos Inc	185,432	16,613
Macy’s Inc (A)	53,200	1,565
McDonald’s Corp	21,666	3,418
Michael Kors Holdings Ltd *	36,613	2,304
Michaels Cos Inc/The *	22,233	512
Netflix Inc *	559	163
News Corp, Cl A	89,699	1,447
NIKE Inc, Cl B	90,906	6,093
NVR Inc *	143	407
Omnicom Group Inc	115,950	8,839
PVH Corp	17,854	2,576

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ross Stores Inc	77,522	$6,054
Royal Caribbean Cruises Ltd	16,592	2,100
Skechers U.S.A. Inc, Cl A *	17,149	702
Target Corp	52,132	3,931
TEGNA Inc	73,834	949
Tenneco Inc	28,400	1,492
Thor Industries Inc	1,249	161
Tiffany & Co	39,856	4,027
Time Warner Inc	11,077	1,030
TJX Cos Inc/The	97,281	8,043
TripAdvisor Inc *(A)	80,574	3,229
Twenty-First Century Fox Inc, Cl A	14,465	533
Urban Outfitters Inc *	9,550	337
Viacom Inc, Cl B	30,900	1,030
Walt Disney Co/The	10,814	1,116
Whirlpool Corp	13,278	2,157
Wyndham Worldwide Corp	8,100	938

		191,339

Consumer Staples — 7.5%
Altria Group Inc	27,575	1,736
Archer-Daniels-Midland Co	70,124	2,912
Bunge Ltd	992	75
Coca-Cola Co/The	100,428	4,341
Colgate-Palmolive Co	94,023	6,485
Constellation Brands Inc, Cl A	5,042	1,086
Costco Wholesale Corp	503	96
CVS Health Corp	161,992	10,972
Dean Foods Co	90,500	785
Ingredion Inc	13,514	1,765
JM Smucker Co/The	103,882	13,120
Kroger Co/The	454,188	12,318
Lamb Weston Holdings Inc	41,217	2,229
Nu Skin Enterprises Inc, Cl A	5,105	359
PepsiCo Inc	145,377	15,952
Performance Food Group Co *	43,108	1,321
Philip Morris International Inc	132,034	13,672
Pilgrim’s Pride Corp *(A)	72,300	1,822
Procter & Gamble Co/The	96,059	7,543
Rite Aid Corp *(A)	16,983	33
SUPERVALU Inc *(A)	17,157	244
Sysco Corp	4,933	294
Tyson Foods Inc, Cl A	52,687	3,919
Walgreens Boots Alliance Inc	36,000	2,480
Walmart Inc	47,974	4,318

		109,877

Energy — 4.2%
Andeavor	32,238	2,889
Cabot Oil & Gas Corp, Cl A	14,659	354
Chevron Corp	110,414	12,357
ConocoPhillips	40,279	2,187

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CONSOL Energy Inc *	2,905	$92
Devon Energy Corp	14,142	434
EOG Resources Inc	8,956	908
Exxon Mobil Corp	114,210	8,650
Halliburton Co	40,124	1,863
HollyFrontier Corp	15,905	681
Marathon Petroleum Corp	86,779	5,559
National Oilwell Varco Inc (A)	26,300	923
Occidental Petroleum Corp	116,307	7,630
Phillips 66	3,644	329
Pioneer Natural Resources Co	1,311	223
QEP Resources Inc *	17,722	153
Royal Dutch Shell PLC ADR, Cl A	105,321	6,664
Southwestern Energy Co *	279,172	997
Tsakos Energy Navigation Ltd (A)	92,371	306
Valero Energy Corp	87,433	7,906
World Fuel Services Corp	37,530	858

		61,963

Financials — 17.1%
Aflac Inc	162,465	14,440
Allstate Corp/The	49,289	4,547
Ally Financial Inc	62,900	1,755
American Express Co	11,932	1,163
American Financial Group Inc/OH	2,062	233
American International Group Inc	24,100	1,382
Ameriprise Financial Inc	31,453	4,920
Annaly Capital Management Inc ‡	121,900	1,223
Assurant Inc	30,966	2,647
Assured Guaranty Ltd	32,244	1,115
Athene Holding Ltd, Cl A *	1,982	94
Axis Capital Holdings Ltd	9,358	462
Bank of America Corp	439,288	14,101
BB&T Corp	1,804	98
Berkshire Hathaway Inc, Cl B *	23,267	4,821
BGC Partners Inc, Cl A	63,239	836
BlackRock Inc, Cl A	169	93
Brighthouse Financial Inc *	2,754	149
Capital One Financial Corp	28,477	2,789
Charles Schwab Corp/The	93,692	4,968
CIT Group Inc	34,000	1,804
Citigroup Inc	148,647	11,221
Citizens Financial Group Inc	22,930	997
CME Group Inc, Cl A	73,506	12,214
CNA Financial Corp	34,700	1,772
Discover Financial Services	37,500	2,956
Donnelley Financial Solutions Inc *	8,862	153
E*TRADE Financial Corp *	47,208	2,466
Everest Re Group Ltd	12,263	2,946
FactSet Research Systems Inc	19,726	4,008
Fifth Third Bancorp	64,200	2,122
First American Financial Corp	20,690	1,201

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FNF Group	44,566	$1,780
Franklin Resources Inc	46,592	1,802
Goldman Sachs Group Inc/The	9,000	2,366
Hartford Financial Services Group Inc/The	36,700	1,940
Intercontinental Exchange Inc	71,724	5,242
Invesco Ltd	6,710	218
JPMorgan Chase & Co	139,122	16,069
KeyCorp	100,000	2,113
Lazard Ltd, Cl A (B)	28,331	1,529
Legg Mason Inc	27,700	1,105
Lincoln National Corp	32,400	2,468
M&T Bank Corp	3,741	710
Marsh & McLennan Cos Inc	121,747	10,107
MetLife Inc	30,300	1,400
MGIC Investment Corp *	113,300	1,562
Moody’s Corp	88,258	14,728
Morgan Stanley	61,200	3,428
MSCI Inc, Cl A	70,655	9,999
Navient Corp	69,800	905
PNC Financial Services Group Inc/The	31,976	5,041
ProAssurance Corp	5,565	266
Prudential Financial Inc	40,806	4,338
Radian Group Inc	52,200	1,071
Raymond James Financial Inc	24,514	2,273
Regions Financial Corp	173,227	3,362
Reinsurance Group of America Inc, Cl A	5,895	907
S&P Global Inc	17,222	3,303
Starwood Property Trust Inc ‡	64,800	1,312
State Street Corp	143,519	15,235
SunTrust Banks Inc	51,600	3,604
Synovus Financial Corp	47,096	2,322
T Rowe Price Group Inc	2,911	326
TCF Financial Corp	14,696	328
Torchmark Corp	27,134	2,316
Travelers Cos Inc/The	24,478	3,402
Unum Group	58,127	2,962
US Bancorp	160,262	8,712
Washington Federal Inc	16,267	564
Wells Fargo & Co	57,947	3,385
Western Alliance Bancorp *	7,376	431

		250,627

Health Care — 15.6%
Abbott Laboratories	221,442	13,360
AbbVie Inc	42,824	4,960
Aetna Inc	19,285	3,415
Agilent Technologies Inc	61,838	4,241
Alexion Pharmaceuticals Inc *	1,174	138
Align Technology Inc *	500	131
Allergan PLC	20,109	3,101
AmerisourceBergen Corp	105,949	10,082
Amgen Inc	99,071	18,206

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Anthem Inc	7,201	$1,695
Baxter International Inc	93,476	6,337
Becton Dickinson and Co	85,043	18,881
Biogen Inc *	19,029	5,499
Boston Scientific Corp *	7,365	201
Cardinal Health Inc	15,700	1,087
Celgene Corp *	33,061	2,880
Centene Corp *	7,747	786
Cigna Corp	14,765	2,892
DENTSPLY SIRONA Inc	63,696	3,571
Eli Lilly & Co	37,379	2,879
Exelixis Inc *	75,273	1,942
Express Scripts Holding Co *	57,871	4,366
Gilead Sciences Inc	57,758	4,547
HCA Healthcare Inc	18,000	1,787
Humana Inc	8,182	2,224
Illumina Inc *	11,743	2,678
Intuitive Surgical Inc *	630	269
IQVIA Holdings Inc *	50,817	4,997
Johnson & Johnson	254,041	32,995
Mallinckrodt PLC *(A)	30,100	502
McKesson Corp	19,300	2,880
Medtronic PLC	22,532	1,800
Merck & Co Inc	215,121	11,664
Mettler-Toledo International Inc *	13,603	8,382
Pfizer Inc	318,430	11,562
Regeneron Pharmaceuticals Inc *	1,400	449
United Therapeutics Corp *	13,396	1,552
UnitedHealth Group Inc	90,857	20,548
Varian Medical Systems Inc *	38,589	4,605
Vertex Pharmaceuticals Inc *	5,213	866
WellCare Health Plans Inc *	7,585	1,471
Zoetis Inc, Cl A	36,526	2,953

		229,381

Industrials — 9.2%
3M Co	61,788	14,552
AGCO Corp	29,189	1,944
Alaska Air Group Inc	1,442	93
Allison Transmission Holdings Inc, Cl A	40,300	1,597
American Airlines Group Inc	42,100	2,284
AMETEK Inc	41,583	3,149
Boeing Co/The	20,894	7,568
BWX Technologies Inc	15,294	963
Caterpillar Inc	2,245	347
Crane Co	6,583	608
CSX Corp	2,016	108
Cummins Inc	22,769	3,829
Delta Air Lines Inc	60,021	3,235
Donaldson Co Inc	20,412	969
Expeditors International of Washington Inc	34,781	2,259
FedEx Corp	36,078	8,890

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Dynamics Corp	1,766	$393
Graco Inc	145,466	6,451
HD Supply Holdings Inc *	5,149	187
Honeywell International Inc	18,252	2,758
Huntington Ingalls Industries Inc	13,553	3,551
Illinois Tool Works Inc	48,535	7,835
Ingersoll-Rand PLC	16,336	1,451
ITT Inc	18,338	920
Kansas City Southern	27,486	2,832
KAR Auction Services Inc	4,173	226
L3 Technologies Inc	3,346	694
Landstar System Inc	17,821	1,939
LSC Communications Inc	8,862	129
ManpowerGroup Inc	30,684	3,635
Middleby Corp/The *	46,367	5,576
Moog Inc, Cl A *	7,828	656
Norfolk Southern Corp	15,950	2,218
Old Dominion Freight Line Inc	17,181	2,387
Oshkosh Corp	25,214	1,990
Owens Corning	10,142	825
PACCAR Inc	1,334	96
Pitney Bowes Inc	85,200	1,056
Raytheon Co	11,400	2,480
Robert Half International Inc	22,760	1,299
RR Donnelley & Sons Co	23,633	178
Ryder System Inc	11,100	803
Southwest Airlines Co	30,832	1,783
Spirit AeroSystems Holdings Inc, Cl A	46,781	4,271
Trinity Industries Inc	37,900	1,237
United Continental Holdings Inc *	52,293	3,545
United Rentals Inc *	546	96
United Technologies Corp	57,798	7,788
Vectrus Inc *	900	25
Waste Management Inc	17,150	1,480
WW Grainger Inc	38,650	10,109

		135,294

Information Technology — 20.4%
Accenture PLC, Cl A	5,886	948
Activision Blizzard Inc	3,878	284
Adobe Systems Inc *	9,148	1,913
Akamai Technologies Inc *	13,797	931
Alphabet Inc, Cl A *	17,268	19,062
Alphabet Inc, Cl C *	6,190	6,838
Amdocs Ltd	8,256	543
Amphenol Corp, Cl A	34,363	3,140
Analog Devices Inc	69,435	6,260
Apple Inc	81,274	14,477
Applied Materials Inc	182,270	10,497
Arista Networks Inc *	11,745	3,168
Arrow Electronics Inc *	29,428	2,401
ASML Holding NV, Cl G	12,883	2,517

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Automatic Data Processing Inc	68,439	$7,892
Booz Allen Hamilton Holding Corp, Cl A	3,191	121
Cadence Design Systems Inc *	77,723	3,013
CDW Corp/DE	9,178	669
Cisco Systems Inc	175,132	7,842
Cognizant Technology Solutions Corp, Cl A	16,951	1,390
Convergys Corp	54,400	1,263
Corning Inc	65,800	1,913
Dell Technologies Inc, Cl V *	16,496	1,225
Dolby Laboratories Inc, Cl A	17,088	1,103
DST Systems Inc	3,587	298
DXC Technology Co	32,220	3,304
eBay Inc *	156,481	6,707
Electronic Arts Inc *	34,453	4,262
Entegris Inc	37,449	1,243
Facebook Inc, Cl A *	80,810	14,410
Fair Isaac Corp *	9,804	1,666
First Solar Inc *	15,342	964
FLIR Systems Inc	13,079	642
Fortinet Inc *	9,580	484
Genpact Ltd	17,273	542
Hewlett Packard Enterprise Co	73,800	1,372
HP Inc	147,181	3,443
IAC/InterActiveCorp *	16,043	2,389
Intel Corp	220,935	10,890
International Business Machines Corp	45,473	7,086
Juniper Networks Inc	77,713	1,994
KLA-Tencor Corp	14,107	1,598
Lam Research Corp	22,377	4,293
Mastercard Inc, Cl A	107,766	18,941
MAXIMUS Inc	19,168	1,284
Microchip Technology Inc	93,562	8,320
Micron Technology Inc *	85,894	4,192
Microsoft Corp	310,974	29,160
Monolithic Power Systems Inc	11,745	1,375
NCR Corp *	41,000	1,353
NVIDIA Corp	3,465	839
ON Semiconductor Corp *	16,847	403
Oracle Corp	222,352	11,267
PayPal Holdings Inc *	130,760	10,384
QUALCOMM Inc	21,190	1,377
Seagate Technology PLC	29,600	1,581
Skyworks Solutions Inc	13,570	1,483
Symantec Corp	107,045	2,814
Synopsys Inc *	33,814	2,863
Take-Two Interactive Software Inc *	48,310	5,404
TE Connectivity Ltd	29,610	3,053
Tech Data Corp *	15,100	1,560
Teradyne Inc	15,402	699
Texas Instruments Inc	28,600	3,099
Total System Services Inc	8,864	780
Trimble Inc *	60,318	2,288

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Visa Inc, Cl A	72,582	$8,923
Vishay Intertechnology Inc (A)	76,400	1,406
Western Digital Corp	24,823	2,161
Western Union Co/The	62,500	1,239
Xerox Corp	54,900	1,665
Zynga Inc, Cl A *	807,556	2,794

		299,704

Materials — 3.8%
Air Products & Chemicals Inc	19,785	3,181
Alcoa Corp *	21,033	946
Avery Dennison Corp	18,278	2,160
Berry Global Group Inc *	6,451	351
Cabot Corp	4,396	265
Celanese Corp, Cl A	47,220	4,763
Chemours Co/The	24,169	1,148
Crown Holdings Inc *	34,100	1,700
Domtar Corp (A)	24,000	1,074
Eastman Chemical Co	32,580	3,293
Ecolab Inc	34,804	4,540
Huntsman Corp	119,192	3,846
Ingevity Corp *	9,629	721
International Paper Co	21,600	1,287
LyondellBasell Industries NV, Cl A	70,509	7,630
Monsanto Co	3,813	470
Olin Corp	23,119	751
Owens-Illinois Inc *	65,000	1,401
Praxair Inc	32,378	4,849
Reliance Steel & Aluminum Co	15,300	1,380
Sherwin-Williams Co/The	21,176	8,504
Westlake Chemical Corp	8,145	882

		55,142

Real Estate — 1.5%
AvalonBay Communities Inc ‡	1,900	296
CBL & Associates Properties Inc ‡(A)	65,600	304
CBRE Group Inc, Cl A *	2,340	109
Crown Castle International Corp ‡	54,216	5,967
CubeSmart ‡	16,026	430
DCT Industrial Trust Inc ‡	32,369	1,792
Equinix Inc ‡	6,056	2,375
First Industrial Realty Trust Inc ‡	48,894	1,370
Hospitality Properties Trust ‡	53,800	1,369
Lexington Realty Trust ‡	130,200	1,036
Liberty Property Trust ‡	51,603	2,026
Park Hotels & Resorts Inc ‡	35,889	933
Public Storage ‡	1,193	232
Spirit Realty Capital Inc ‡	191,300	1,492
VEREIT Inc ‡	208,600	1,429
Xenia Hotels & Resorts Inc ‡	56,579	1,113

		22,273

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Telecommunication Services — 0.7%
AT&T Inc	101,912	$3,700
Verizon Communications Inc	149,086	7,117

		10,817

Utilities — 2.6%
Ameren Corp	28,721	1,560
American Electric Power Co Inc	41,622	2,730
CenterPoint Energy Inc	45,167	1,222
Consolidated Edison Inc	29,345	2,198
DTE Energy Co	16,067	1,619
Entergy Corp	60,987	4,624
Exelon Corp	218,885	8,107
FirstEnergy Corp	89,900	2,906
Hawaiian Electric Industries Inc	4,255	140
NextEra Energy Inc	5,544	844
Public Service Enterprise Group Inc	121,559	5,887
UGI Corp	47,057	2,028
Vectren Corp	26,010	1,567
Vistra Energy Corp *(A)	103,966	1,970

		37,402
Total Common Stock (Cost $1,092,442) ($ Thousands)		1,403,819

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P.
1.500% **†(C)	17,805,640	17,803

Total Affiliated Partnership (Cost $17,805) ($ Thousands)		17,803

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	43,832,690	43,833

Total Cash Equivalent (Cost $43,833) ($ Thousands)		43,833

Total Investments in Securities—99.9% (Cost $1,154,080) ($ Thousands)		$1,465,455

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Fund (Continued)

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	223	Mar-2018	$29,715	$30,266	$551
S&P Mid Cap 400 Index E-MINI	17	Mar-2018	3,153	3,170	17

			$32,868	$33,436	$568

Percentages are based on Net Assets of $1,466,695($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2018. The total market value of securities on loan at February 28, 2018 was $17,243 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2018, such securities amounted to $1,529 ($ Thousands), or 0.1% of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2018 was $17,803 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,403,819	$–	$–	$1,403,819
Affiliated Partnership	–	17,803	–	17,803
Cash Equivalent	43,833	–	–	43,833

Total Investments in Securities	$1,447,652	$17,803	$–	$1,465,455

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$568	$—	$—	$568

Total Other Financial Instruments	$568	$—	$—	$568

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2018	Dividend Income
SEI Liquidity Fund, L.P.	$ 37,873	$ 191,952	$ (212,020)	$ (2)	$ —	$ 17,803	$ 58
SEI Daily Income Trust, Government Fund, CI F	97,600	582,441	(636,208)	—	—	43,833	477

Totals	$ 135,473	$ 774,393	$ (848,228)	$ (2)	$ -	$ 61,636	$ 535

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 10.4%
Amazon.com Inc *	13,230	$20,010
AutoZone Inc *	12,195	8,106
Best Buy Co Inc	114,300	8,280
Booking Holdings Inc *	1,904	3,873
BorgWarner Inc	36,800	1,806
CarMax Inc *(A)	133,530	8,268
Carnival Corp, Cl A	59,900	4,008
Carter’s Inc	7,165	836
Charter Communications Inc, Cl A *	35,381	12,098
Chico’s FAS Inc	72,285	726
Columbia Sportswear Co	3,600	272
Comcast Corp, Cl A	747,247	27,058
Darden Restaurants Inc	18,750	1,729
Delphi Automotive *	90,195	8,238
Delphi Technologies PLC	22,159	1,058
Dollar General Corp	12,300	1,163
Dollar Tree Inc *	51,303	5,266
DR Horton Inc	6,400	268
Emerald Expositions Events Inc (A)	48,985	1,044
Floor & Decor Holdings Inc, Cl A *	16,380	738
Foot Locker Inc	48,614	2,232
Ford Motor Co	518,700	5,503
GameStop Corp, Cl A (A)	47,557	746
General Motors Co	83,781	3,297
Genesco Inc *(A)	7,400	291
Group 1 Automotive Inc	3,700	255
Groupon Inc, Cl A *(A)	230,900	988
H&R Block	128,209	3,248
Hilton Worldwide Holdings Inc	81,800	6,609
Home Depot Inc/The	96,804	17,644
John Wiley & Sons Inc, Cl A	11,800	758
Kohl’s Corp	31,001	2,049
Leggett & Platt Inc (A)	34,745	1,510
Live Nation Entertainment Inc *	188,663	8,452
Lowe’s Cos Inc	330,503	29,610
Lululemon Athletica Inc *	27,100	2,198
Macy’s Inc (A)	82,800	2,435
Marriott International Inc/MD, Cl A	1	—
McDonald’s Corp	211,364	33,341
Meritage Homes Corp *	8,900	377
Michael Kors Holdings Ltd *	101,894	6,412
Modine Manufacturing Co *	46,463	1,069
Netflix Inc *	8,800	2,564
Newell Brands Inc	99,929	2,567
News Corp, Cl A	80,381	1,297
Nutrisystem Inc (A)	46,900	1,442
NVR Inc *	1,109	3,153
O’Reilly Automotive Inc *	51,080	12,473
PlayAGS Inc *	29,900	619
PulteGroup Inc	29,500	828
PVH Corp	31,287	4,514

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ralph Lauren Corp, Cl A	13,125	$1,389
RH *(A)	11,600	985
Ross Stores Inc	97,212	7,591
Royal Caribbean Cruises Ltd	42,159	5,337
Scholastic Corp	37,350	1,360
Starbucks Corp	163,861	9,356
Steven Madden Ltd	21,445	941
Target Corp	25,100	1,893
Thor Industries Inc	22,000	2,838
Time Warner Inc	17,500	1,627
TJX Cos Inc/The	159,030	13,149
Twenty-First Century Fox Inc, Cl A	40,483	1,491
Twenty-First Century Fox Inc, Cl B	28,200	1,027
Walt Disney Co/The	18,829	1,942
Whirlpool Corp	46,260	7,514
Wolverine World Wide Inc	16,600	486

		332,252

Consumer Staples — 6.9%
Altria Group Inc	140,047	8,816
Coca-Cola Co/The	540,435	23,358
Colgate-Palmolive Co	24,809	1,711
Conagra Brands Inc	87,904	3,176
Constellation Brands Inc, Cl A	7,331	1,580
Costco Wholesale Corp	6,849	1,307
CVS Health Corp	3,189	216
JM Smucker Co/The	13,660	1,725
Kimberly-Clark Corp	2,600	288
Kraft Heinz Co/The	162,632	10,904
Kroger Co/The	319,100	8,654
Molson Coors Brewing Co, Cl B	140,745	10,732
Mondelez International Inc, Cl A	268,227	11,775
PepsiCo Inc	476,791	52,318
Philip Morris International Inc	257,345	26,648
Procter & Gamble Co/The	109,785	8,620
Simply Good Foods Co/The *	70,155	948
Sprouts Farmers Market Inc *	43,310	1,116
Tyson Foods Inc, Cl A	223,763	16,644
Walgreens Boots Alliance Inc	73,083	5,035
Walmart Inc	275,865	24,831

		220,402

Energy — 5.5%
Anadarko Petroleum Corp	68,400	3,902
Chevron Corp	48,628	5,442
ConocoPhillips	332,179	18,041
CONSOL Energy Inc *	34,794	1,103
CVR Energy Inc (A)	7,800	231
Devon Energy Corp	418,488	12,835
EOG Resources Inc	80,495	8,164
Exxon Mobil Corp	633,676	47,995
Magellan Midstream Partners LP (B)	210,794	13,166

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil Corp	71,780	$1,042
Marathon Petroleum Corp	178,100	11,409
NCS Multistage Holdings Inc *(A)	53,925	788
Newfield Exploration Co *	186,400	4,349
Oceaneering International Inc *	180,981	3,326
Oil States International Inc *	46,850	1,152
Patterson-UTI Energy Inc	47,699	862
Pioneer Natural Resources Co	23,490	3,999
Schlumberger Ltd	126,935	8,332
Suncor Energy Inc	475,253	15,645
US Silica Holdings Inc (A)	43,740	1,132
Valero Energy Corp	138,384	12,513
World Fuel Services Corp	20,575	470

		175,898

Financials — 14.9%
Affiliated Managers Group Inc	2,900	549
Aflac Inc	31,759	2,823
Allstate Corp/The	125,908	11,616
American Express Co	14,700	1,433
Ameriprise Financial Inc	11,300	1,768
Aon PLC	35,670	5,005
Arch Capital Group Ltd *	17,285	1,525
Assurant Inc	38,512	3,292
Bank of America Corp	1,140,595	36,613
Bank of New York Mellon Corp/The	230,868	13,166
Bank of the Ozarks	38,145	1,903
Berkshire Hathaway Inc, Cl B *	154,630	32,039
Brown & Brown Inc	5,415	285
Capital One Financial Corp	140,852	13,794
Chimera Investment Corp ‡	238,933	4,005
Citigroup Inc	283,679	21,415
Citizens Financial Group Inc	337,037	14,658
CME Group Inc, Cl A	75,609	12,563
Comerica Inc	144,699	14,068
Commerce Bancshares Inc/MO	139,486	8,058
Discover Financial Services	168,040	13,247
Donnelley Financial Solutions Inc *	30,000	519
Everest Re Group Ltd	9,460	2,273
FCB Financial Holdings Inc, Cl A *	26,730	1,434
Fifth Third Bancorp	171,982	5,684
Franklin Resources Inc	67,491	2,610
Home BancShares Inc/AR	60,965	1,402
Intercontinental Exchange Inc	308,115	22,517
JPMorgan Chase & Co	488,029	56,367
Ladder Capital Corp, Cl A ‡	108,600	1,604
Leucadia National Corp	59,539	1,428
Lincoln National Corp	3,100	236
M&T Bank Corp	10,400	1,974
Marsh & McLennan Cos Inc	135,751	11,270
MFA Financial Inc ‡	14,052	100
Moody’s Corp	3,700	617

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morgan Stanley	224,680	$12,587
Morningstar Inc	10,115	945
Nasdaq Inc	1,371	111
Navient Corp	98,356	1,275
New Residential Investment Corp ‡(A)	146,054	2,356
Old Republic International Corp	8,500	170
PacWest Bancorp	22,545	1,175
PNC Financial Services Group Inc/The	25,623	4,040
Progressive Corp/The	435,184	25,058
Prudential Financial Inc	15,527	1,651
Raymond James Financial Inc	1,109	103
Reinsurance Group of America Inc, Cl A	8,749	1,345
S&P Global Inc	177,178	33,983
Sterling Bancorp/DE	238,620	5,548
SunTrust Banks Inc	357,430	24,963
T Rowe Price Group Inc	10,923	1,222
Texas Capital Bancshares Inc *	17,180	1,550
Travelers Cos Inc/The	57,200	7,951
Unum Group	148,488	7,567
US Bancorp	263,014	14,297
Washington Federal Inc	46,425	1,611
Wells Fargo & Co	31,183	1,821
Wintrust Financial Corp	18,505	1,564

		476,753

Health Care — 13.2%
Abbott Laboratories	118,600	7,155
AbbVie Inc	237,955	27,562
Aetna Inc	7,400	1,310
Agilent Technologies Inc	110,370	7,570
Align Technology Inc *	5,368	1,409
Allergan PLC	5,500	848
Amgen Inc	32,694	6,008
AMN Healthcare Services Inc *(A)	20,540	1,143
Anthem Inc	28,439	6,694
Baxter International Inc	277,629	18,821
Biogen Inc *	51,818	14,975
Boston Scientific Corp *	256,735	6,999
Bristol-Myers Squibb Co	240,377	15,913
Cambrex Corp *(A)	20,625	1,072
Catalent Inc *	25,505	1,065
Celgene Corp *	186,117	16,215
Cellectis SA ADR *(A)	19,680	614
Centene Corp *	52,843	5,359
Cerner Corp *	124,910	8,014
Cigna Corp	26,664	5,223
Corcept Therapeutics Inc *(A)	30,800	468
Danaher Corp	133,915	13,094
DaVita *	101,690	7,324
Eagle Pharmaceuticals Inc/DE *(A)	9,800	550
Endo International PLC *	110,800	699
Evolent Health Inc, Cl A *(A)	71,115	1,042

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exact Sciences Corp *(A)	90,640	$4,044
Express Scripts Holding Co *	348,439	26,290
Gilead Sciences Inc	293,703	23,123
Hill-Rom Holdings Inc	3,400	284
Humana Inc	58,898	16,010
IDEXX Laboratories *	2,300	431
Illumina Inc *	13,800	3,147
Intuitive Surgical Inc *	5,604	2,390
Johnson & Johnson	169,810	22,055
LifePoint Health Inc *	15,800	728
McKesson Corp	14,100	2,104
Medtronic PLC	341,726	27,301
Merck & Co Inc	468,220	25,387
Perrigo Co PLC	14,100	1,149
Pfizer Inc	411,010	14,924
Quest Diagnostics Inc	6,816	702
STERIS PLC	14,910	1,361
Stryker Corp (A)	54,270	8,800
Syneos Health Inc, Cl A *	11,175	468
Thermo Fisher Scientific Inc	9,945	2,074
UnitedHealth Group Inc	181,324	41,008
Valeant Pharmaceuticals International Inc *	80,620	1,321
Vertex Pharmaceuticals Inc *	48,018	7,972
WellCare Health Plans Inc *	6,300	1,222
Zoetis Inc, Cl A	142,230	11,501

		422,942

Industrials — 10.7%
3M Co	68,198	16,061
Alaska Air Group Inc	84,325	5,439
AMETEK Inc	58,900	4,461
Applied Industrial Technologies Inc	12,300	866
Atkore International Group Inc *	73,830	1,605
Boeing Co/The	95,282	34,512
Canadian National Railway Co	115,880	8,966
Canadian Pacific Railway Ltd	31,050	5,546
Carlisle Cos Inc	3,888	400
Caterpillar Inc	71,130	10,999
CSX Corp	1,911	103
Cummins Inc	55,431	9,322
Deere	39,283	6,319
Delta Air Lines Inc	80,895	4,360
Deluxe Corp	22,000	1,562
DXP Enterprises Inc/TX *	31,765	945
Dycom Industries Inc *(A)	8,500	929
Eaton Corp PLC	120,370	9,714
Echo Global Logistics Inc *	24,504	648
EMCOR Group Inc	15,300	1,168
EnerSys	13,615	949
Equifax Inc	31,630	3,574
Fastenal Co (A)	122,320	6,693
FedEx Corp	31,274	7,706

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortive Corp	47,600	$3,656
FTI Consulting Inc *	28,388	1,354
Gates Industrial Corp PLC *	166,300	2,887
Generac Holdings Inc *	15,870	706
General Dynamics Corp	4,400	979
General Electric Co	578,252	8,159
Global Brass & Copper Holdings Inc	11,100	314
Harris	41,208	6,435
Honeywell International Inc	160,133	24,198
Huntington Ingalls Industries Inc	9,900	2,594
Illinois Tool Works Inc	74,550	12,035
Insperity Inc	4,000	261
Jacobs Engineering Group Inc	2,557	156
Johnson Controls International PLC	124,462	4,589
Kansas City Southern	31,869	3,284
Kennametal Inc	60,935	2,510
Kirby Corp *	12,915	969
L3 Technologies Inc	14,241	2,956
Lockheed Martin Corp	75,997	26,784
MSC Industrial Direct Co Inc, Cl A	12,200	1,067
Nielsen Holdings PLC	200,309	6,536
Norfolk Southern Corp	78,700	10,946
Northrop Grumman Corp	11,250	3,938
Oshkosh Corp	28,900	2,281
PGT Innovations *	55,280	967
Quanta Services Inc *	11,300	389
Raytheon Co	57,682	12,546
Regal Beloit Corp	19,815	1,433
Republic Services Inc, Cl A	88,944	5,975
Robert Half International Inc	65,330	3,728
Rockwell Automation Inc	10,280	1,859
Southwest Airlines Co	113,226	6,549
SPX FLOW Inc *	5,500	268
Terex Corp	700	29
TriMas Corp *	29,815	772
Union Pacific Corp	42,527	5,539
United Parcel Service Inc, Cl B	44,370	4,633
United Rentals Inc *	6,113	1,070
United Technologies Corp	78,040	10,515
Universal Forest Products Inc	35,900	1,183
Wabtec Corp/DE (A)	36,825	2,995
Waste Management Inc	83,223	7,184
WESCO International Inc *	32,716	2,037

		342,112

Information Technology — 25.5%
Accenture PLC, Cl A	132,686	21,364
Activision Blizzard Inc	111,770	8,174
Adobe Systems Inc *	107,816	22,548
Alphabet Inc, Cl A *	47,553	52,495
Alphabet Inc, Cl C *	65,185	72,012
Amdocs Ltd	154,194	10,144

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Analog Devices Inc	24,030	$2,166
ANSYS Inc *	13,681	2,188
Apple Inc	679,826	121,091
Applied Materials Inc	441,453	25,423
Arista Networks Inc *	1,501	405
ARRIS International PLC *	56,055	1,429
Belden Inc	14,935	1,086
Black Knight Inc *	26,732	1,274
Bottomline Technologies de Inc *	41,540	1,578
Broadcom Ltd	35,470	8,742
Cadence Design Systems Inc *	127,968	4,961
CDW Corp/DE	8,600	627
Ciena Corp *	55,280	1,281
Cisco Systems Inc	569,174	25,488
Cognizant Technology Solutions Corp, Cl A	192,988	15,829
CoreLogic Inc/United States *	36,103	1,643
CyberArk Software Ltd *(A)	11,900	589
Cypress Semiconductor Corp (A)	78,340	1,369
Dell Technologies Inc, Cl V *	16,900	1,255
DXC Technology Co	161,535	16,564
eBay Inc *	614,378	26,332
Electronic Arts Inc *	14,041	1,737
Entegris Inc	24,400	810
F5 Networks Inc *	5,700	847
Facebook Inc, Cl A *	333,112	59,400
FLIR Systems Inc	43,416	2,132
HP Inc	447,313	10,463
IAC/InterActiveCorp *	17,088	2,545
Intel Corp	184,294	9,084
International Business Machines Corp	43,800	6,825
Intuit	35,100	5,857
j2 Global Inc (A)	18,635	1,379
Juniper Networks Inc	37,903	973
KLA-Tencor Corp	46,864	5,310
Lam Research Corp	18,604	3,569
Leidos Holdings Inc	23,435	1,484
Manhattan Associates Inc *(A)	48,483	2,041
Mastercard Inc, Cl A	8,952	1,573
Maxim Integrated Products Inc	81,100	4,942
Micron Technology Inc *	338,992	16,546
Microsemi Corp *	20,475	1,329
Microsoft Corp	678,236	63,598
MicroStrategy Inc, Cl A *	1,600	205
MKS Instruments Inc	23,900	2,661
Motorola Solutions Inc	241,730	25,660
NVIDIA Corp	19,700	4,767
Oracle Corp	397,368	20,135
Palo Alto Networks Inc *	12,375	2,145
PayPal Holdings Inc *	325,345	25,836
Progress Software Corp	7,600	356
Qorvo Inc *	1,943	157
QUALCOMM Inc	33,200	2,158

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
salesforce.com inc *	9,017	$1,048
Skyworks Solutions Inc	68,965	7,534
Switch Inc, Cl A (A)	177,619	2,453
Synopsys Inc *	37,406	3,167
TE Connectivity Ltd	28,000	2,886
Texas Instruments Inc	158,999	17,228
Total System Services Inc	43,100	3,791
Versum Materials Inc	102,420	3,792
Visa Inc, Cl A (A)	171,021	21,025
Western Digital Corp	225,209	19,602
Xerox Corp	38,135	1,156

		818,263

Materials — 3.1%
Air Products & Chemicals Inc	34,400	5,531
Avery Dennison Corp	19,500	2,304
Chemours Co/The	88,400	4,200
DowDuPont Inc	113,342	7,968
Eagle Materials Inc	10,150	1,017
Eastman Chemical Co	28,100	2,840
Freeport-McMoRan Inc, Cl B	689,987	12,834
Graphic Packaging Holding Co	118,930	1,821
Ingevity Corp *	31,650	2,371
Innospec Inc	24,515	1,592
Koppers Holdings Inc *	7,300	295
LyondellBasell Industries NV, Cl A	245,996	26,622
Monsanto Co	9,900	1,221
PPG Industries Inc	102,259	11,498
Sensient Technologies Corp	19,360	1,393
Steel Dynamics Inc	90,095	4,167
Tahoe Resources Inc *	923,166	4,505
Valvoline Inc	48,715	1,116
Vulcan Materials Co	44,359	5,223
Westlake Chemical Corp	28,000	3,031

		101,549

Real Estate — 2.2%
American Tower Corp, Cl A ‡	16,833	2,345
Apple Hospitality Inc ‡	135,681	2,305
AvalonBay Communities Inc ‡	5,275	823
Brandywine Realty Trust ‡	78,345	1,227
Brixmor Property Group Inc ‡	17,700	275
Camden Property Trust ‡	11,575	923
CBRE Group Inc, Cl A *	247,023	11,548
Chesapeake Lodging Trust ‡	800	21
CoreCivic Inc ‡	175,388	3,646
Crown Castle International Corp ‡	22,320	2,456
DCT Industrial Trust Inc ‡	19,650	1,088
Equinix Inc ‡	3,533	1,385
Franklin Street Properties Corp ‡	22,900	185
GEO Group Inc/The ‡	79,150	1,686
HCP Inc ‡	28,400	615

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Healthcare Realty Trust Inc ‡	40,540	$1,076
Kilroy Realty Corp ‡	17,355	1,182
Mid-America Apartment Communities Inc ‡	55,600	4,772
Park Hotels & Resorts Inc ‡	288,335	7,494
Prologis ‡	94,614	5,741
Public Storage ‡	12,615	2,453
SBA Communications Corp, Cl A *‡	48,973	7,702
Simon Property Group Inc ‡	11,600	1,781
Spirit Realty Capital Inc ‡	152,300	1,188
VEREIT Inc ‡	120,400	825
Weyerhaeuser Co ‡	186,500	6,533

		71,275

Telecommunication Services — 1.8%
AT&T Inc	817,750	29,684
Verizon Communications Inc	578,768	27,631

		57,315

Utilities — 2.3%
AES Corp/VA	422,800	4,596
Ameren Corp	2,200	119
American Electric Power Co Inc	52,196	3,423
CenterPoint Energy Inc	49,800	1,347
Consolidated Edison Inc	8,300	622
DTE Energy Co	2,500	252
Edison International	29,806	1,806
Entergy Corp	36,886	2,797
Eversource Energy	31,200	1,778
Exelon Corp	127,563	4,725
MDU Resources Group Inc	28,930	761
National Fuel Gas Co (A)	39,624	1,959
National Grid PLC	1,086,440	11,080
NextEra Energy Inc	62,612	9,526
NRG Energy Inc	162,000	4,189
Pattern Energy Group Inc, Cl A (A)	53,615	996
PG&E Corp *	405,153	16,648
Pinnacle West Capital Corp	3,500	269
PNM Resources Inc	27,910	982
PPL Corp	33,900	971
Public Service Enterprise Group Inc	47,900	2,320
UGI Corp	38,500	1,659
Xcel Energy	5,100	221

		73,046
Total Common Stock (Cost $2,453,214) ($ Thousands)		3,091,807

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Safeway - PDC * ‡‡	85,749	$4

Total Rights (Cost $—) ($ Thousands)		4

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
1.289%, 03/15/2018 (C)	$200	200

Total U.S. Treasury Obligation (Cost $200) ($ Thousands)		200

	Shares

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
1.500% **†(D)	45,943,219	45,939

Total Affiliated Partnership (Cost $45,942) ($ Thousands)		45,939

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	127,115,968	127,116

Total Cash Equivalent (Cost $127,116) ($ Thousands)		127,116

Total Investments in Securities— 101.9% (Cost $2,626,472) ($ Thousands)		$3,265,066

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	291	Mar-2018	$38,370	$39,495	$1,125

Percentages are based on Net Assets of $3,204,035 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2018. The total market value of securities on loan at February 28, 2018 was $44,428 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2018, such securities amounted to $13,166 ($ Thousands), or 0.4% of the net assets of the Fund.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2018 was $45,939 ($ Thousands).

ADR	— American Depositary Receipt
Cl	— Class
L.P.	— Limited Partnership
Ltd.	— Limited
PLC	— Public Limited Company
S&P —	Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,091,807	$–	$–	$3,091,807
Rights	–	4	–	4
U.S. Treasury Obligation	–	200	–	200
Affiliated Partnership	–	45,939	–	45,939
Cash Equivalent	127,116	–	–	127,116

Total Investments in Securities	$3,218,923	$46,143	$–	$3,265,066

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,125	$—	$—	$1,125

Total Other Financial Instruments	$1,125	$—	$—	$1,125

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2018	Dividend Income
SEI Liquidity Fund, L.P.	$ 24,078	$237,241	$(215,378)	$—	$(2)	$45,939	$ 80
SEI Daily Income Trust, Government Fund, CI F	190,844	809,630	(873,358)	—	—	127,116	1,016

Totals	$ 214,922	$1,046,871	$(1,088,736)	$ -	$(2)	$173,055	$1,096

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 12.6%
Adient PLC (A)	9,126	$566
Advance Auto Parts Inc	6,008	686
Amazon.com Inc *	31,989	48,382
AMC Networks Inc, Cl A *	5,485	288
Aptiv PLC *	21,800	1,991
Aramark	19,100	797
AutoNation Inc *(A)	3,032	152
AutoZone Inc *	2,307	1,534
Bed Bath & Beyond Inc	14,915	320
Best Buy Co Inc	19,547	1,416
Booking Holdings Inc *	3,932	7,998
BorgWarner Inc	17,464	857
Bright Horizons Family Solutions Inc *	5,100	487
Brunswick Corp/DE	5,800	332
Burlington Stores Inc *	5,200	638
Cable One Inc (A)	457	311
CarMax Inc *	15,760	976
Carnival Corp, Cl A	33,600	2,248
Carter’s Inc	3,300	385
CBS Corp, Cl B	28,770	1,524
Charter Communications Inc, Cl A *	14,597	4,991
Chipotle Mexican Grill Inc, Cl A *	2,119	675
Choice Hotels International Inc	3,584	284
Cinemark Holdings Inc (A)	11,000	468
Comcast Corp, Cl A	371,950	13,468
Darden Restaurants Inc	9,522	878
Delphi Technologies PLC	8,033	384
Dick’s Sporting Goods Inc (A)	8,758	280
Discovery Communications Inc, Cl A *(A)	14,500	353
Discovery Communications Inc, Cl C *(A)	13,100	301
DISH Network Corp, Cl A *	18,362	766
Dollar General Corp	22,500	2,128
Dollar Tree Inc *	17,734	1,820
Domino’s Pizza Inc	3,900	867
DR Horton Inc	29,268	1,226
Dunkin’ Brands Group Inc (A)	9,000	539
Expedia Inc	10,622	1,117
Extended Stay America Inc	16,600	333
Foot Locker Inc	8,769	403
Ford Motor Co	305,984	3,246
GameStop Corp, Cl A (A)	10,100	158
Gap Inc/The	21,721	686
Garmin Ltd (A)	11,200	663
General Motors Co	101,900	4,010
Gentex Corp	19,864	451
Genuine Parts Co	11,211	1,030
Goodyear Tire & Rubber Co/The	23,452	679
Graham Holdings Co, Cl B	457	265
H&R Block Inc	19,125	484
Hanesbrands Inc (A)	33,472	649
Harley-Davidson Inc (A)	14,003	635

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hasbro Inc	9,267	$886
Hilton Grand Vacations Inc *	5,170	223
Hilton Worldwide Holdings Inc	17,433	1,408
Home Depot Inc/The	94,615	17,245
Hyatt Hotels Corp, Cl A	2,600	201
International Game Technology PLC	8,400	223
Interpublic Group of Cos Inc/The	27,675	648
John Wiley & Sons Inc, Cl A	4,042	260
Kohl’s Corp	13,419	887
L Brands Inc (A)	17,557	866
Las Vegas Sands Corp	27,893	2,031
Lear Corp	5,800	1,082
Leggett & Platt Inc (A)	13,012	566
Lennar Corp, Cl A	19,991	1,131
Lennar Corp, Cl B	1,713	78
Liberty Broadband Corp, Cl A *	2,780	243
Liberty Broadband Corp, Cl C *	7,808	686
Liberty Expedia Holdings Inc, Cl A *	5,432	213
Liberty Interactive Corp QVC Group, Cl A *	38,430	1,109
Liberty Media Corp-Liberty Formula One, Cl C *(A)	16,100	530
Liberty Media Corp-Liberty SiriusXM, Cl A *	8,320	349
Liberty Media Corp-Liberty SiriusXM, Cl C *	16,440	687
Liberty Ventures, Ser A *	8,149	436
Lions Gate Entertainment Corp, Cl A	4,900	138
Lions Gate Entertainment Corp, Cl B	10,883	292
Live Nation Entertainment Inc *	9,100	408
LKQ Corp *	26,500	1,046
Lowe’s Cos Inc	66,310	5,941
Lululemon Athletica Inc *	7,500	608
Macy’s Inc (A)	25,930	763
Madison Square Garden Co/The, Cl A *	1,786	436
Marriott International Inc/MD, Cl A	23,894	3,374
Mattel Inc (A)	34,142	543
McDonald’s Corp	63,880	10,076
MGM Resorts International	40,039	1,371
Michael Kors Holdings Ltd *	11,000	692
Michaels Cos Inc/The *	9,500	219
Mohawk Industries Inc *	4,966	1,191
Murphy USA Inc *	3,588	270
Netflix Inc *	32,800	9,557
Newell Brands Inc	36,093	927
News Corp	10,800	177
News Corp, Cl A	25,546	412
NIKE Inc, Cl B	103,768	6,956
Nordstrom Inc (A)	8,512	437
Norwegian Cruise Line Holdings Ltd *	15,600	888
NVR Inc *	304	864
Omnicom Group Inc (A)	17,544	1,337
O’Reilly Automotive Inc *	6,740	1,646
Penske Automotive Group Inc	4,000	183
Polaris Industries Inc (A)	4,100	467

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pool Corp	2,500	$345
PulteGroup Inc	18,945	532
PVH Corp	6,300	909
Ralph Lauren Corp, Cl A	3,780	400
Regal Entertainment Group, Cl A	7,388	170
Ross Stores Inc	29,376	2,294
Royal Caribbean Cruises Ltd	13,200	1,671
Sally Beauty Holdings Inc *	14,200	239
Scripps Networks Interactive Inc, Cl A (A)	5,953	535
Service Corp International/US (A)	13,794	516
ServiceMaster Global Holdings Inc *	9,400	483
Signet Jewelers Ltd	4,800	241
Sirius XM Holdings Inc (A)	119,300	749
Six Flags Entertainment Corp (A)	6,200	397
Skechers U.S.A. Inc, Cl A *	8,500	348
Starbucks Corp	112,312	6,413
Tapestry Inc	23,467	1,195
Target Corp	43,385	3,272
TEGNA Inc	22,559	290
Tempur Sealy International Inc *(A)	4,200	208
Tesla Inc *(A)	10,437	3,581
Thor Industries Inc	3,300	426
Tiffany & Co	7,825	791
Time Warner Inc	61,679	5,734
TJX Cos Inc/The	50,208	4,151
Toll Brothers Inc	12,451	546
Tractor Supply Co	10,200	662
Tribune Media Co, Cl A	7,200	300
TripAdvisor Inc *(A)	11,367	456
Tupperware Brands Corp	4,800	235
Twenty-First Century Fox Inc, Cl A	81,785	3,011
Twenty-First Century Fox Inc, Cl B	33,100	1,206
Ulta Beauty Inc *	5,052	1,027
Under Armour Inc, Cl A *(A)	18,400	305
Under Armour Inc, Cl C *(A)	18,821	283
Urban Outfitters Inc *	8,820	311
Vail Resorts Inc	3,700	762
VF Corp	26,768	1,996
Viacom Inc, Cl A (A)	1,200	47
Viacom Inc, Cl B	28,869	963
Visteon Corp *	3,300	409
Walt Disney Co/The	123,672	12,758
Wayfair Inc, Cl A *(A)	3,800	294
Wendy’s Co/The (A)	20,075	320
Whirlpool Corp	5,616	912
Williams-Sonoma Inc (A)	5,162	267
Wyndham Worldwide Corp	7,668	888
Wynn Resorts Ltd	6,896	1,155
Yum China Holdings Inc	30,248	1,310
Yum! Brands Inc	26,148	2,128

		267,773

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 6.9%
Altria Group Inc	152,640	$9,609
Archer-Daniels-Midland Co	42,379	1,760
Blue Buffalo Pet Products Inc *(A)	5,600	224
Brown-Forman Corp, Cl A	5,000	340
Brown-Forman Corp, Cl B	14,454	1,009
Bunge Ltd	11,000	830
Campbell Soup Co (A)	16,678	718
Casey’s General Stores Inc (A)	3,800	427
Church & Dwight Co Inc	19,014	935
Clorox Co/The	9,703	1,252
Coca-Cola Co/The	307,940	13,309
Colgate-Palmolive Co	68,150	4,700
Conagra Brands Inc	28,986	1,047
Constellation Brands Inc, Cl A	13,431	2,894
Costco Wholesale Corp	34,781	6,640
Coty Inc, Cl A (A)	39,824	769
CVS Health Corp	80,852	5,476
Dr Pepper Snapple Group Inc	13,900	1,616
Edgewell Personal Care Co *(A)	6,041	303
Energizer Holdings Inc (A)	6,341	345
Estee Lauder Cos Inc/The, Cl A	17,008	2,355
Flowers Foods Inc	16,525	343
General Mills Inc	44,192	2,234
Hain Celestial Group Inc/The *	10,300	358
Herbalife Ltd *	6,300	580
Hershey Co/The	11,298	1,110
Hormel Foods Corp (A)	20,956	680
Ingredion Inc	6,000	784
JM Smucker Co/The	9,711	1,227
Kellogg Co (A)	18,403	1,218
Kimberly-Clark Corp	27,818	3,086
Kraft Heinz Co/The	47,202	3,165
Kroger Co/The	69,046	1,873
Lamb Weston Holdings Inc	12,462	674
McCormick & Co Inc/MD (A)	9,293	992
Molson Coors Brewing Co, Cl B	14,762	1,126
Mondelez International Inc, Cl A	116,306	5,106
Monster Beverage Corp *	33,887	2,147
Nu Skin Enterprises Inc, Cl A	5,500	387
PepsiCo Inc	114,452	12,559
Philip Morris International Inc	124,368	12,878
Pilgrim’s Pride Corp *(A)	5,700	144
Pinnacle Foods Inc	8,300	448
Post Holdings Inc *	6,300	477
Procter & Gamble Co/The	205,454	16,132
Rite Aid Corp *(A)	104,400	206
Spectrum Brands Holdings Inc (A)	2,500	247
Sprouts Farmers Market Inc *	13,500	348
Sysco Corp	39,548	2,359
TreeHouse Foods Inc *	5,400	205
Tyson Foods Inc, Cl A	21,265	1,582

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Foods Holding Corp *	13,400	$447
Walgreens Boots Alliance Inc	69,225	4,769
Walmart Inc	114,879	10,340

		146,789

Energy — 5.3%
Anadarko Petroleum Corp	45,440	2,592
Andeavor	13,446	1,205
Antero Resources Corp *(A)	18,400	346
Apache Corp (A)	30,359	1,037
Baker Hughes a GE Co	36,440	962
Cabot Oil & Gas Corp, Cl A	38,600	933
Centennial Resource Development Inc/DE, Cl A *(A)	11,100	212
Cheniere Energy Inc *	15,600	819
Chesapeake Energy Corp *(A)	61,266	173
Chevron Corp	151,702	16,978
Cimarex Energy Co	8,100	778
CNX Resources Corp *	23,244	374
Concho Resources Inc *	11,300	1,704
ConocoPhillips	94,976	5,158
CONSOL Energy Inc *	2,905	92
Continental Resources Inc/OK *	9,000	428
Devon Energy Corp	44,313	1,359
Diamondback Energy Inc *	8,400	1,047
Energen Corp *	9,437	516
EOG Resources Inc	45,690	4,634
EQT Corp	20,619	1,037
Extraction Oil & Gas Inc *	12,000	145
Exxon Mobil Corp	340,838	25,815
Gulfport Energy Corp *	12,100	117
Halliburton Co	68,036	3,158
Helmerich & Payne Inc (A)	9,750	629
Hess Corp	21,012	954
HollyFrontier Corp	16,726	716
Kinder Morgan Inc/DE	160,122	2,594
Kosmos Energy Ltd *	17,200	93
Laredo Petroleum Inc *	14,600	123
Marathon Oil Corp	71,376	1,036
Marathon Petroleum Corp	37,776	2,420
Murphy Oil Corp (A)	15,454	392
Nabors Industries Ltd	26,800	173
National Oilwell Varco Inc (A)	31,880	1,119
Newfield Exploration Co *	20,099	469
Noble Energy Inc	37,624	1,122
Occidental Petroleum Corp	60,254	3,953
Oceaneering International Inc	9,700	178
ONEOK Inc	28,758	1,620
Parsley Energy Inc, Cl A *	21,300	538
Patterson-UTI Energy Inc	13,832	250
PBF Energy Inc, Cl A (A)	9,900	290
Phillips 66	34,188	3,090

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources Co	13,944	$2,374
QEP Resources Inc *	24,346	210
Range Resources Corp (A)	20,614	274
RPC Inc (A)	5,550	109
RSP Permian Inc *	13,100	502
Schlumberger Ltd	110,855	7,277
SM Energy Co	8,800	161
Southwestern Energy Co *	48,976	175
Targa Resources Corp	19,500	871
Transocean Ltd *(A)	33,900	309
Valero Energy Corp	34,336	3,105
Weatherford International PLC *(A)	88,900	234
Whiting Petroleum Corp *(A)	5,337	145
Williams Cos Inc/The	63,696	1,768
World Fuel Services Corp	7,000	160
WPX Energy Inc *	34,048	481

		111,533

Financials — 14.9%
Affiliated Managers Group Inc	4,420	837
Aflac Inc	32,256	2,867
AGNC Investment Corp ‡	34,059	611
Alleghany Corp *	1,199	727
Allstate Corp/The	30,325	2,798
Ally Financial Inc	37,900	1,057
American Express Co	57,234	5,581
American Financial Group Inc/OH	6,014	678
American International Group Inc	71,123	4,078
American National Insurance Co	822	96
Ameriprise Financial Inc	12,080	1,890
Annaly Capital Management Inc ‡	100,011	1,003
Aon PLC	20,644	2,897
Arch Capital Group Ltd *	8,900	785
Arthur J Gallagher & Co	14,804	1,023
Aspen Insurance Holdings Ltd	5,700	207
Associated Banc-Corp	14,684	363
Assurant Inc	4,993	427
Assured Guaranty Ltd	8,400	290
Athene Holding Ltd, Cl A *	10,100	477
Axis Capital Holdings Ltd	8,800	434
Bank of America Corp	779,263	25,014
Bank of Hawaii Corp (A)	4,082	335
Bank of New York Mellon Corp/The	78,609	4,483
Bank of the Ozarks	11,400	569
BankUnited Inc	9,600	386
BB&T Corp	61,906	3,365
Berkshire Hathaway Inc, Cl B *	154,700	32,054
BGC Partners Inc, Cl A	22,900	303
BlackRock Inc, Cl A	9,885	5,431
BOK Financial Corp	2,475	234
Brighthouse Financial Inc *	7,728	419
Brown & Brown Inc	11,124	586

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capital One Financial Corp	37,925	$3,714
Cboe Global Markets Inc	8,700	974
Charles Schwab Corp/The	93,885	4,978
Chimera Investment Corp ‡	18,880	316
Chubb Ltd	36,891	5,236
Cincinnati Financial Corp	11,786	879
CIT Group Inc	12,503	663
Citigroup Inc	212,204	16,019
Citizens Financial Group Inc	41,700	1,814
CME Group Inc, Cl A	26,770	4,448
CNA Financial Corp	3,100	158
Comerica Inc	13,753	1,337
Commerce Bancshares Inc/MO	8,614	498
Credit Acceptance Corp *(A)	800	252
Cullen/Frost Bankers Inc	5,468	569
Discover Financial Services	29,889	2,356
E*TRADE Financial Corp *	23,100	1,206
East West Bancorp Inc	11,700	767
Eaton Vance Corp	11,010	583
Erie Indemnity Co, Cl A	2,419	280
Everest Re Group Ltd	3,700	889
FactSet Research Systems Inc (A)	2,800	569
Federated Investors Inc, Cl B (A)	9,658	315
Fifth Third Bancorp	59,982	1,982
First American Financial Corp	10,500	609
First Hawaiian Inc	2,400	67
First Horizon National Corp	21,756	414
First Republic Bank/CA	12,000	1,114
FNB Corp/PA (Pennsylvania)	32,100	450
FNF Group	22,252	888
Franklin Resources Inc	29,249	1,131
Goldman Sachs Group Inc/The	28,075	7,382
Hanover Insurance Group Inc/The	4,393	474
Hartford Financial Services Group Inc/The	27,010	1,427
Huntington Bancshares Inc/OH	92,634	1,454
Interactive Brokers Group Inc, Cl A	5,600	389
Intercontinental Exchange Inc	46,000	3,362
Invesco Ltd	34,200	1,113
JPMorgan Chase & Co	277,834	32,090
KeyCorp	82,251	1,738
Lazard Ltd, Cl A	10,000	540
Legg Mason Inc	7,781	311
Leucadia National Corp	25,606	614
Lincoln National Corp	16,488	1,256
Loews Corp	23,636	1,166
LPL Financial Holdings Inc	7,900	508
M&T Bank Corp	10,957	2,080
Markel Corp *	1,070	1,190
MarketAxess Holdings Inc	2,500	506
Marsh & McLennan Cos Inc	40,465	3,359
Mercury General Corp	2,396	109
MetLife Inc	71,109	3,284

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MFA Financial Inc ‡	33,700	$240
Moody’s Corp	13,627	2,274
Morgan Stanley	102,478	5,741
Morningstar Inc	1,800	168
MSCI Inc, Cl A	6,600	934
Nasdaq Inc	9,300	751
Navient Corp	25,914	336
New Residential Investment Corp ‡	30,700	495
New York Community Bancorp Inc (A)	32,272	440
Northern Trust Corp	17,605	1,864
Old Republic International Corp (A)	23,390	468
OneMain Holdings Inc, Cl A *	4,700	144
PacWest Bancorp	12,000	626
People’s United Financial Inc	31,534	604
Pinnacle Financial Partners Inc	7,300	471
PNC Financial Services Group Inc/The	38,522	6,073
Popular Inc	10,453	439
Principal Financial Group Inc	20,108	1,253
ProAssurance Corp	5,500	263
Progressive Corp/The	47,980	2,763
Prosperity Bancshares Inc (A)	6,600	495
Prudential Financial Inc	33,763	3,590
Raymond James Financial Inc	10,721	994
Regions Financial Corp	94,287	1,830
Reinsurance Group of America Inc, Cl A	4,999	769
RenaissanceRe Holdings Ltd	2,600	333
S&P Global Inc	20,356	3,904
Santander Consumer USA Holdings Inc	11,600	190
SEI Investments Co ^	10,042	731
Signature Bank/New York NY *	3,900	570
SLM Corp *	43,914	479
Starwood Property Trust Inc ‡	23,500	476
State Street Corp	29,379	3,119
SunTrust Banks Inc	37,146	2,594
SVB Financial Group *	4,300	1,071
Synchrony Financial	60,918	2,217
Synovus Financial Corp	7,896	389
T Rowe Price Group Inc	18,230	2,040
TCF Financial Corp	15,001	334
TD Ameritrade Holding Corp	21,345	1,227
TFS Financial Corp	6,200	91
Torchmark Corp	8,287	707
Travelers Cos Inc/The	21,675	3,013
Two Harbors Investment Corp ‡	15,900	234
Unum Group	17,305	882
US Bancorp	124,097	6,746
Validus Holdings Ltd	4,926	333
Voya Financial Inc (A)	12,900	658
Webster Financial Corp	9,200	502
Wells Fargo & Co	355,466	20,763
Western Alliance Bancorp *	9,200	538
White Mountains Insurance Group Ltd	147	119

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Willis Towers Watson PLC	10,500	$1,658
WR Berkley Corp	8,114	555
XL Group Ltd	21,700	918
Zions Bancorporation (A)	14,402	792

		314,340

Health Care — 12.9%
Abbott Laboratories	134,937	8,141
AbbVie Inc	127,661	14,787
ABIOMED Inc *	3,100	831
Acadia Healthcare Co Inc *(A)	7,100	271
ACADIA Pharmaceuticals Inc *(A)	8,900	222
Aetna Inc	25,235	4,468
Agilent Technologies Inc	24,764	1,699
Agios Pharmaceuticals Inc *(A)	3,700	298
Akorn Inc *	8,700	147
Alexion Pharmaceuticals Inc *	16,800	1,973
Align Technology Inc *	6,400	1,680
Alkermes PLC *(A)	13,000	742
Allergan PLC	26,516	4,089
Alnylam Pharmaceuticals Inc *	7,600	913
AmerisourceBergen Corp	13,024	1,239
Amgen Inc	58,858	10,816
Anthem Inc	20,331	4,786
athenahealth Inc *(A)	3,900	545
Baxter International Inc	38,915	2,638
Becton Dickinson and Co	20,570	4,567
Biogen Inc *	16,800	4,855
BioMarin Pharmaceutical Inc *	15,100	1,226
Bio-Rad Laboratories Inc, Cl A *	1,800	486
Bio-Techne Corp	3,441	486
Bioverativ Inc *	8,400	879
Boston Scientific Corp *	107,239	2,923
Bristol-Myers Squibb Co	131,559	8,709
Brookdale Senior Living Inc, Cl A *	19,000	124
Bruker Corp	9,400	288
Cardinal Health Inc	24,229	1,677
Celgene Corp *	61,560	5,363
Centene Corp *	13,628	1,382
Cerner Corp *	24,096	1,546
Charles River Laboratories International Inc *	4,443	474
Cigna Corp	18,855	3,694
Cooper Cos Inc/The	3,804	877
Danaher Corp	48,602	4,752
DaVita Inc *	13,085	942
DENTSPLY SIRONA Inc	19,166	1,075
DexCom Inc *(A)	8,300	466
Edwards Lifesciences Corp *	17,128	2,290
Eli Lilly & Co	77,661	5,982
Endo International PLC *	20,397	129
Envision Healthcare Corp *(A)	11,679	450

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelixis Inc *	22,300	$575
Express Scripts Holding Co *	44,536	3,360
Gilead Sciences Inc	103,834	8,175
HCA Healthcare Inc	23,600	2,342
Henry Schein Inc *	11,468	759
Hill-Rom Holdings Inc	6,524	546
Hologic Inc *	20,300	788
Humana Inc	11,175	3,038
IDEXX Laboratories Inc *	6,904	1,293
Illumina Inc *	11,405	2,601
Incyte Corp *	14,900	1,269
Intercept Pharmaceuticals Inc *(A)	1,700	102
Intrexon Corp *(A)	6,000	78
Intuitive Surgical Inc *	8,771	3,740
Ionis Pharmaceuticals Inc *(A)	8,300	438
IQVIA Holdings Inc *	12,013	1,181
Johnson & Johnson	216,809	28,159
Juno Therapeutics Inc *	6,200	538
Laboratory Corp of America Holdings *	8,790	1,518
LifePoint Health Inc *	3,976	183
Mallinckrodt PLC *(A)	10,712	179
McKesson Corp	16,566	2,472
MEDNAX Inc *	9,300	511
Medtronic PLC	108,326	8,654
Merck & Co Inc	219,243	11,887
Mettler-Toledo International Inc *	2,136	1,316
Mylan NV *	45,019	1,815
Neurocrine Biosciences Inc *	6,000	507
OPKO Health Inc *(A)	32,400	110
Patterson Cos Inc (A)	8,683	274
PerkinElmer Inc	8,734	667
Perrigo Co PLC	11,900	969
Pfizer Inc	474,722	17,237
Premier Inc, Cl A *	5,000	166
QIAGEN NV *	16,040	541
Quest Diagnostics Inc	10,744	1,107
Regeneron Pharmaceuticals Inc *	6,500	2,083
ResMed Inc	11,482	1,094
Seattle Genetics Inc *(A)	9,900	535
STERIS PLC	6,000	548
Stryker Corp	26,904	4,363
Teleflex Inc	3,540	884
TESARO Inc *(A)	3,700	204
Thermo Fisher Scientific Inc	31,725	6,617
United Therapeutics Corp *	4,300	498
UnitedHealth Group Inc	76,920	17,396
Universal Health Services Inc, Cl B	6,676	762
Varian Medical Systems Inc *	7,530	899
Veeva Systems Inc, Cl A *	10,000	697
Vertex Pharmaceuticals Inc *	19,800	3,287
Waters Corp *	6,546	1,340
WellCare Health Plans Inc *	3,400	659

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
West Pharmaceutical Services Inc	7,100	$619
Zimmer Biomet Holdings Inc	15,525	1,805
Zoetis Inc, Cl A	38,544	3,117

		272,429

Industrials — 10.2%
3M Co	46,433	10,935
Acuity Brands Inc (A)	3,300	471
AECOM *	15,216	540
AGCO Corp	6,800	453
Air Lease Corp, Cl A	9,900	432
Alaska Air Group Inc	8,400	542
Allegion PLC	7,966	670
Allison Transmission Holdings Inc, Cl A	8,600	341
AMERCO	600	206
American Airlines Group Inc	33,300	1,807
AMETEK Inc	19,528	1,479
AO Smith Corp	10,300	661
Arconic Inc	32,167	785
Armstrong World Industries Inc *	4,100	247
Boeing Co/The	44,691	16,188
BWX Technologies Inc	7,150	450
Carlisle Cos Inc	4,866	501
Caterpillar Inc	45,288	7,003
CH Robinson Worldwide Inc (A)	10,386	970
Cintas Corp	7,257	1,238
Clean Harbors Inc *	5,000	250
Colfax Corp *	8,100	258
Copa Holdings SA, Cl A	3,000	408
Copart Inc *	14,636	685
CoStar Group Inc *	3,100	1,061
Crane Co	4,700	434
CSX Corp	67,196	3,610
Cummins Inc	12,312	2,071
Deere & Co	25,119	4,041
Delta Air Lines Inc	51,200	2,760
Donaldson Co Inc	8,844	420
Dover Corp	13,257	1,327
Dun & Bradstreet Corp/The	3,756	470
Eaton Corp PLC	35,016	2,826
Emerson Electric Co	50,610	3,596
Equifax Inc	10,456	1,182
Expeditors International of Washington Inc	12,948	841
Fastenal Co (A)	24,524	1,342
FedEx Corp	19,644	4,840
Flowserve Corp (A)	13,000	551
Fluor Corp	10,208	581
Fortive Corp	23,601	1,813
Fortune Brands Home & Security Inc	12,320	747
Gardner Denver Holdings Inc *	5,600	179
General Dynamics Corp	20,572	4,576
General Electric Co	695,106	9,808

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genesee & Wyoming Inc, Cl A *	5,700	$396
Graco Inc	11,472	509
HD Supply Holdings Inc *	16,700	605
HEICO Corp	2,968	254
HEICO Corp, Cl A	5,937	430
Hexcel Corp	8,800	592
Honeywell International Inc	60,790	9,186
Hubbell Inc, Cl B	3,792	497
Huntington Ingalls Industries Inc	3,237	848
IDEX Corp	5,493	751
IHS Markit Ltd *	29,100	1,369
Illinois Tool Works Inc	24,080	3,887
Ingersoll-Rand PLC	20,300	1,803
ITT Inc	9,251	464
Jacobs Engineering Group Inc	10,184	622
JB Hunt Transport Services Inc	7,352	872
JetBlue Airways Corp *	22,200	467
Johnson Controls International plc	73,266	2,701
Kansas City Southern	8,800	907
KAR Auction Services Inc	9,900	535
Kirby Corp *	5,200	390
L3 Technologies Inc	6,677	1,386
Landstar System Inc	4,165	453
Lennox International Inc	2,900	593
Lincoln Electric Holdings Inc	5,900	516
Lockheed Martin Corp	19,973	7,039
Macquarie Infrastructure Corp	7,500	304
ManpowerGroup Inc	5,284	626
Masco Corp	24,579	1,011
Middleby Corp/The *	4,100	493
MSC Industrial Direct Co Inc, Cl A	2,720	238
Nielsen Holdings PLC	30,900	1,008
Nordson Corp	4,400	590
Norfolk Southern Corp	22,733	3,162
Northrop Grumman Corp	12,778	4,473
Old Dominion Freight Line Inc	5,600	778
Orbital ATK Inc	5,336	705
Oshkosh Corp	6,359	502
Owens Corning	7,900	642
PACCAR Inc	27,970	2,002
Parker-Hannifin Corp	10,204	1,821
Pentair PLC	13,573	932
Pitney Bowes Inc	18,085	224
Quanta Services Inc *	14,100	486
Raytheon Co	23,068	5,018
Regal Beloit Corp	4,000	289
Republic Services Inc, Cl A	18,142	1,219
Robert Half International Inc	11,376	649
Rockwell Automation Inc	9,904	1,791
Rockwell Collins Inc	13,662	1,882
Rollins Inc (A)	8,850	445
Roper Technologies Inc	8,300	2,283

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryder System Inc	5,606	$406
Sensata Technologies Holding NV *	12,900	682
Snap-on Inc (A)	4,491	715
Southwest Airlines Co	42,920	2,482
Spirit AeroSystems Holdings Inc, Cl A	8,900	812
Spirit Airlines Inc *(A)	7,500	299
Stanley Black & Decker Inc	11,793	1,877
Stericycle Inc *	8,326	522
Teledyne Technologies Inc *	2,400	446
Terex Corp	5,148	214
Textron Inc	22,622	1,354
Timken Co/The	6,769	296
Toro Co/The	9,740	619
TransDigm Group Inc	4,093	1,180
TransUnion *	12,800	730
Trinity Industries Inc	14,400	470
Union Pacific Corp	62,832	8,184
United Continental Holdings Inc *	20,400	1,383
United Parcel Service Inc, Cl B	54,841	5,726
United Rentals Inc *	6,600	1,156
United Technologies Corp	59,490	8,016
Univar Inc *	10,400	300
USG Corp *	8,800	294
Valmont Industries Inc	2,100	309
Verisk Analytics Inc, Cl A *	12,900	1,318
WABCO Holdings Inc *	4,024	555
Wabtec Corp/DE (A)	6,000	488
Waste Management Inc	33,994	2,934
Watsco Inc	2,700	447
Welbilt Inc *	13,500	267
WESCO International Inc *	5,000	311
WW Grainger Inc (A)	4,287	1,121
XPO Logistics Inc *	8,700	856
Xylem Inc/NY	15,002	1,119

		216,129

Information Technology — 24.2%
Accenture PLC, Cl A	49,500	7,970
Activision Blizzard Inc	58,456	4,275
Adobe Systems Inc *	39,402	8,240
Advanced Micro Devices Inc *(A)	65,900	798
Akamai Technologies Inc *	12,018	811
Alliance Data Systems Corp	4,012	967
Alphabet Inc, Cl A *	23,929	26,416
Alphabet Inc, Cl C *	24,299	26,844
Amdocs Ltd	11,800	776
Amphenol Corp, Cl A	23,184	2,119
Analog Devices Inc	28,579	2,576
ANSYS Inc *	7,300	1,168
Apple Inc	413,825	73,710
Applied Materials Inc	84,455	4,864
Arista Networks Inc *	4,600	1,241

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ARRIS International PLC *	11,000	$280
Arrow Electronics Inc *	6,189	505
Atlassian Corp PLC, Cl A *	4,500	244
Autodesk Inc *	16,037	1,884
Automatic Data Processing Inc	35,392	4,081
Avnet Inc	7,710	329
Black Knight Inc *	10,000	476
Booz Allen Hamilton Holding Corp, Cl A	11,300	429
Broadcom Ltd	32,232	7,944
Broadridge Financial Solutions Inc	9,673	971
CA Inc	28,538	1,002
Cadence Design Systems Inc *	20,163	782
Cavium Inc *	6,600	588
CDK Global Inc	10,997	755
CDW Corp/DE	12,600	919
Cisco Systems Inc	397,827	17,815
Citrix Systems Inc *	12,887	1,186
Cognex Corp	11,800	634
Cognizant Technology Solutions Corp, Cl A	46,076	3,779
Coherent Inc *	2,400	502
CommScope Holding Co Inc *	13,300	515
Conduent Inc *	20,239	382
CoreLogic Inc/United States *	4,584	209
Corning Inc	70,458	2,049
CSRA Inc	11,064	448
Cypress Semiconductor Corp (A)	29,700	519
Dell Technologies Inc Class V, Cl V *	16,912	1,256
Dolby Laboratories Inc, Cl A	5,343	345
DST Systems Inc	3,890	324
DXC Technology Co	21,936	2,249
eBay Inc *	76,811	3,292
EchoStar Corp, Cl A *	4,932	286
Electronic Arts Inc *	24,965	3,088
Euronet Worldwide Inc *	4,900	416
F5 Networks Inc *	5,038	748
Facebook Inc, Cl A *	187,700	33,471
Fidelity National Information Services Inc	25,590	2,487
FireEye Inc *	15,800	262
First Data Corp, Cl A *	36,300	567
First Solar Inc *	8,000	503
Fiserv Inc *	17,538	2,515
FleetCor Technologies Inc *	6,800	1,360
FLIR Systems Inc	9,400	462
Fortinet Inc *	12,300	621
Gartner Inc *	6,300	714
Genpact Ltd	15,700	492
Global Payments Inc	13,068	1,482
GoDaddy Inc, Cl A *	8,400	502
Guidewire Software Inc *	7,100	570
Harris Corp	9,954	1,554
Hewlett Packard Enterprise Co	126,070	2,344
HP Inc	131,170	3,068

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IAC/InterActiveCorp *	5,232	$779
Intel Corp	378,458	18,654
International Business Machines Corp	67,698	10,549
Intuit Inc	19,052	3,179
IPG Photonics Corp *	2,700	663
Jabil Inc	17,874	484
Jack Henry & Associates Inc	7,100	833
Juniper Networks Inc	30,225	776
Keysight Technologies Inc *	17,232	810
KLA-Tencor Corp	13,509	1,531
Lam Research Corp	13,352	2,562
Leidos Holdings Inc	10,173	644
LogMeIn Inc	3,500	404
Manhattan Associates Inc *	7,000	295
Marvell Technology Group Ltd	33,700	792
Mastercard Inc, Cl A	75,500	13,270
Match Group Inc *(A)	3,400	136
Maxim Integrated Products Inc	24,100	1,469
Microchip Technology Inc (A)	17,415	1,549
Micron Technology Inc *	86,216	4,208
Microsemi Corp *	8,100	526
Microsoft Corp	603,900	56,628
Motorola Solutions Inc	14,214	1,509
National Instruments Corp	10,704	541
NCR Corp *	12,089	399
NetApp Inc	21,655	1,311
Nuance Communications Inc *	21,700	348
NVIDIA Corp	45,456	11,000
NXP Semiconductors NV *	29,400	3,665
ON Semiconductor Corp *	30,100	720
Oracle Corp	233,520	11,832
Palo Alto Networks Inc *	6,700	1,162
Pandora Media Inc *(A)	23,100	102
Paychex Inc	24,607	1,603
PayPal Holdings Inc *	90,211	7,164
PTC Inc *	8,300	612
Qorvo Inc *	10,400	839
QUALCOMM Inc	117,859	7,661
Red Hat Inc *	13,727	2,023
Sabre Corp (A)	20,400	469
salesforce.com Inc *	53,752	6,249
ServiceNow Inc *	12,900	2,077
Skyworks Solutions Inc	15,300	1,672
Splunk Inc *	10,300	960
Square Inc, Cl A *(A)	17,700	815
SS&C Technologies Holdings Inc	14,700	728
Symantec Corp	50,748	1,334
Synopsys Inc *	12,682	1,074
Tableau Software Inc, Cl A *	5,700	465
Take-Two Interactive Software Inc *	9,900	1,107
Teradata Corp *	7,889	290
Teradyne Inc	18,363	834

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Texas Instruments Inc	79,708	$8,636
Total System Services Inc	14,291	1,257
Trimble Inc *	20,628	782
Twitter Inc *	53,260	1,697
Tyler Technologies Inc *	3,200	650
Ultimate Software Group Inc/The *	1,900	453
Universal Display Corp (A)	3,100	402
VeriSign Inc *(A)	6,285	729
Versum Materials Inc	9,747	361
Visa Inc, Cl A (A)	146,000	17,949
VMware Inc, Cl A *(A)	6,600	870
Western Digital Corp	22,896	1,993
Western Union Co/The	38,628	766
WEX Inc *	2,600	389
Workday Inc, Cl A *	11,600	1,469
Worldpay Inc, Cl A *	22,053	1,792
Xerox Corp	21,199	643
Xilinx Inc	19,957	1,422
Zebra Technologies Corp, Cl A *	4,825	667
Zillow Group Inc *(A)	10,286	490
Zillow Group Inc, Cl A *	5,543	263
Zynga Inc, Cl A *	77,500	268

		512,234

Materials — 3.2%
Air Products & Chemicals Inc	17,794	2,861
Albemarle Corp	9,473	951
Alcoa Corp	14,788	665
AptarGroup Inc	6,000	536
Ashland Global Holdings Inc	6,376	452
Avery Dennison Corp	6,410	757
Axalta Coating Systems Ltd *	14,700	453
Ball Corp (A)	29,200	1,167
Bemis Co Inc	9,174	404
Berry Global Group Inc *	11,900	647
Cabot Corp	6,173	371
Celanese Corp, Cl A	10,083	1,017
CF Industries Holdings Inc	18,330	756
Chemours Co/The	17,100	812
Crown Holdings Inc *	9,651	481
Domtar Corp	6,100	273
DowDuPont Inc	187,029	13,148
Eagle Materials Inc	4,500	451
Eastman Chemical Co	11,428	1,155
Ecolab Inc	20,008	2,610
FMC Corp	9,720	763
Freeport-McMoRan Inc, Cl B *	104,624	1,946
Graphic Packaging Holding Co	26,100	400
Huntsman Corp	18,929	611
International Flavors & Fragrances Inc	5,791	818
International Paper Co	31,755	1,892
LyondellBasell Industries NV, Cl A	25,400	2,749

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Martin Marietta Materials Inc	4,663	$951
Monsanto Co	34,650	4,275
Mosaic Co/The (A)	26,978	710
NewMarket Corp	700	292
Newmont Mining Corp	44,833	1,713
Nucor Corp	24,490	1,602
Olin Corp	16,500	536
Owens-Illinois Inc *	16,591	358
Packaging Corp of America	7,599	906
Platform Specialty Products Corp *	16,800	175
PPG Industries Inc	21,146	2,378
Praxair Inc	22,425	3,358
Reliance Steel & Aluminum Co	4,800	433
Royal Gold Inc	4,300	347
RPM International Inc	11,169	556
Scotts Miracle-Gro Co/The, Cl A (A)	4,606	414
Sealed Air Corp	13,868	588
Sherwin-Williams Co/The	6,437	2,585
Silgan Holdings Inc	8,608	245
Sonoco Products Co	10,146	487
Southern Copper Corp (A)	8,268	436
Steel Dynamics Inc	16,600	768
Tahoe Resources Inc	29,300	143
United States Steel Corp	15,883	691
Valvoline Inc	17,504	401
Vulcan Materials Co	11,457	1,349
Westlake Chemical Corp	3,800	411
WestRock Co	21,245	1,397
WR Grace & Co	4,300	285

		67,936

Real Estate — 3.3%
Alexandria Real Estate Equities Inc ‡(A)	7,700	934
American Campus Communities Inc ‡	13,000	474
American Homes 4 Rent, Cl A ‡	17,200	330
American Tower Corp, Cl A ‡	33,422	4,657
Apartment Investment & Management Co, Cl A ‡	15,199	588
Apple Hospitality REIT Inc ‡	16,700	284
AvalonBay Communities Inc ‡	10,541	1,645
Boston Properties Inc ‡	12,884	1,532
Brandywine Realty Trust ‡	15,500	243
Brixmor Property Group Inc ‡	30,600	476
Camden Property Trust ‡	8,547	681
CBRE Group Inc, Cl A *	24,317	1,137
Colony NorthStar Inc, Cl A ‡	54,523	424
Columbia Property Trust Inc ‡	11,800	246
CoreCivic Inc ‡	10,240	213
CoreSite Realty Corp ‡	3,400	319
Corporate Office Properties Trust ‡	9,800	245
Crown Castle International Corp ‡	31,596	3,477
CubeSmart ‡	17,400	466

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CyrusOne Inc ‡	6,900	$344
DCT Industrial Trust Inc ‡	8,800	487
DDR Corp ‡	30,800	240
Digital Realty Trust Inc ‡	15,596	1,570
Douglas Emmett Inc ‡	14,300	511
Duke Realty Corp ‡	26,309	652
Empire State Realty Trust Inc, Cl A ‡	12,600	212
EPR Properties ‡	6,200	357
Equinix Inc ‡	6,042	2,369
Equity Commonwealth *‡	11,525	339
Equity LifeStyle Properties Inc ‡	7,700	652
Equity Residential ‡	27,177	1,528
Essex Property Trust Inc ‡	5,754	1,288
Extra Space Storage Inc ‡	9,900	842
Federal Realty Investment Trust ‡	5,196	592
Forest City Realty Trust Inc, Cl A ‡	22,742	484
Gaming and Leisure Properties Inc ‡	18,491	615
GGP Inc ‡	45,653	966
HCP Inc ‡	39,774	861
Healthcare Trust of America Inc, Cl A ‡	19,600	487
Highwoods Properties Inc ‡	9,400	404
Hospitality Properties Trust ‡	16,366	416
Host Hotels & Resorts Inc ‡	57,140	1,061
Howard Hughes Corp/The *	3,673	471
Hudson Pacific Properties Inc ‡	15,600	492
Invitation Homes Inc ‡	26,500	576
Iron Mountain Inc ‡	25,703	809
JBG SMITH Properties ‡	8,518	278
Jones Lang LaSalle Inc	3,300	530
Kilroy Realty Corp ‡	9,100	620
Kimco Realty Corp ‡	39,944	598
Lamar Advertising Co, Cl A ‡	8,240	548
Liberty Property Trust ‡	14,606	573
Life Storage Inc ‡	4,500	354
Macerich Co/The ‡	12,611	743
Medical Properties Trust Inc ‡	36,200	444
Mid-America Apartment Communities Inc ‡	9,050	777
National Retail Properties Inc ‡(A)	14,000	521
Omega Healthcare Investors Inc ‡(A)	18,400	469
Outfront Media Inc ‡	12,680	260
Paramount Group Inc ‡	18,400	257
Park Hotels & Resorts Inc ‡	11,188	291
Piedmont Office Realty Trust Inc, Cl A ‡	14,600	262
Prologis Inc ‡	43,718	2,653
Public Storage ‡	12,168	2,366
Rayonier Inc ‡	11,704	398
Realogy Holdings Corp (A)	14,800	378
Realty Income Corp ‡(A)	21,000	1,033
Regency Centers Corp ‡	12,758	741
Retail Properties of America Inc, Cl A ‡	24,300	291
SBA Communications Corp, Cl A *‡	10,000	1,573
Senior Housing Properties Trust ‡	23,600	357

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simon Property Group Inc ‡	24,481	$3,758
SL Green Realty Corp ‡	7,868	763
Spirit Realty Capital Inc ‡	47,100	367
STORE Capital Corp ‡	14,800	353
Sun Communities Inc ‡	6,100	534
Tanger Factory Outlet Centers Inc ‡(A)	9,600	214
Taubman Centers Inc ‡(A)	5,800	339
UDR Inc ‡	22,793	766
Uniti Group Inc ‡(A)	12,529	192
Ventas Inc ‡	30,692	1,483
VEREIT Inc ‡	68,100	466
Vornado Realty Trust ‡	12,536	833
Weingarten Realty Investors ‡	11,267	306
Welltower Inc ‡	29,583	1,553
Weyerhaeuser Co ‡	61,346	2,149
WP Carey Inc ‡(A)	7,100	425

		69,812

Telecommunication Services — 1.8%
AT&T Inc	493,851	17,927
CenturyLink Inc	76,706	1,355
Sprint Corp *(A)	46,115	239
Telephone & Data Systems Inc	9,880	277
T-Mobile US Inc *	22,300	1,352
United States Cellular Corp *	831	32
Verizon Communications Inc	330,576	15,782
Zayo Group Holdings Inc *	16,400	588

		37,552

Utilities — 2.6%
AES Corp/VA	48,424	526
Alliant Energy Corp	18,452	713
Ameren Corp	17,990	977
American Electric Power Co Inc	40,950	2,686
American Water Works Co Inc	13,900	1,103
Aqua America Inc	12,046	412
Atmos Energy Corp	8,791	708
Avangrid Inc (A)	5,594	271
Calpine Corp *	23,400	356
CenterPoint Energy Inc	36,415	985
CMS Energy Corp	23,642	1,004
Consolidated Edison Inc	23,916	1,791
Dominion Energy Inc	50,612	3,749
DTE Energy Co	14,364	1,448
Duke Energy Corp	55,416	4,175
Edison International	24,179	1,465
Entergy Corp	15,298	1,160
Eversource Energy	26,608	1,517
Exelon Corp	79,976	2,962
FirstEnergy Corp	37,727	1,220
Great Plains Energy Inc	17,471	509
Hawaiian Electric Industries Inc	11,046	364

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MDU Resources Group Inc	19,821	$521
National Fuel Gas Co (A)	7,089	350
NextEra Energy Inc	37,173	5,656
NiSource Inc	23,521	544
NRG Energy Inc	24,200	626
OGE Energy Corp	13,436	421
PG&E Corp	41,518	1,706
Pinnacle West Capital Corp	9,492	731
PPL Corp	52,326	1,499
Public Service Enterprise Group Inc	39,052	1,891
SCANA Corp	13,010	516
Sempra Energy	20,623	2,247
Southern Co/The	78,403	3,376
UGI Corp	14,725	634
Vectren Corp	8,491	512
Vistra Energy Corp *(A)	24,200	459
WEC Energy Group Inc	26,557	1,591
Westar Energy Inc, Cl A	9,700	473
Xcel Energy Inc	38,981	1,687

		55,541
Total Common Stock (Cost $862,716) ($ Thousands)		2,072,068

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
1.479%, 06/07/2018 (B)	$2,000	1,991

Total U.S. Treasury Obligation (Cost $1,992) ($ Thousands)		1,991

	Shares

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P.
1.500% **†(C)	76,991,803	76,984

Total Affiliated Partnership (Cost $76,992) ($ Thousands)		76,984

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	39,930,962	$39,931

Total Cash Equivalent (Cost $39,931) ($ Thousands)		39,931

Total Investments in Securities— 103.5% (Cost $981,631) ($ Thousands)		$2,190,974

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

					Unrealized
	Number of				Appreciation
Type of	Contracts	Expiration	Notional Amount	Value	(Depreciation)
Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)
S&P 500 Index E-MINI	301	Mar-2018	$39,767	$40,852	$1,085
S&P Mid Cap 400 Index E-MINI	21	Mar-2018	3,976	3,915	(61)

			$43,743	$44,767	$1,024

Percentages are based on Net Assets of $2,115,218($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
^	The Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2018. The total market value of securities on loan at February 28, 2018 was $74,460 ($ Thousands).
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2018 was $76,984 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Liability Company

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,072,068	$–	$–	$ 2,072,068
U.S. Treasury Obligation	–	1,991	–	1,991
Affiliated Partnership	–	76,984	–	76,984
Cash Equivalent	39,931	–	–	39,931

Total Investments in Securities	$2,111,999	$78,975	$–	$ 2,190,974

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,085	$—	$—	$ 1,085
Unrealized Depreciation	(61)	—	—	(61)

Total Other Financial Instruments	$1,024	$—	$—	$ 1,024

*Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/2018	Dividend Income
SEI Investments Co	$653	$ —	$(225)	$127	$176	$731	$8
SEI Liquidity Fund, L.P.	71,366	192,312	(186,685)	(2)	(7)	76,984	102
SEI Daily Income Trust, Government Fund, CI F	24,891	250,284	(235,244)	—	—	39,931	248

Totals	$96,910	$442,596	$(422,154)	$125	$169	$117,646	$358

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 12.4%
Advance Auto Parts Inc	13,700	$1,565
Amazon.com Inc *	75,060	113,524
AutoZone Inc *	5,145	3,420
Best Buy Co Inc	47,887	3,469
Booking Holdings Inc *	9,184	18,681
BorgWarner Inc	37,400	1,836
CarMax Inc *	34,700	2,149
Carnival Corp, Cl A	76,300	5,105
CBS Corp, Cl B	68,237	3,615
Charter Communications Inc, Cl A *	36,400	12,446
Chipotle Mexican Grill Inc, Cl A *(A)	4,720	1,503
Comcast Corp, Cl A	874,848	31,678
Darden Restaurants Inc	23,295	2,148
Delphi Automotive *	49,700	4,539
Discovery Communications Inc, Cl A *(A)	29,800	725
Discovery Communications Inc, Cl C *(A)	37,500	862
DISH Network Corp, Cl A *	43,000	1,793
Dollar General Corp	48,700	4,607
Dollar Tree Inc *	44,369	4,554
DR Horton Inc	64,291	2,694
Expedia Inc	23,195	2,439
Foot Locker Inc	23,000	1,056
Ford Motor Co	731,543	7,762
Gap Inc/The	40,600	1,282
Garmin Ltd (A)	20,995	1,244
General Motors Co	239,887	9,440
Genuine Parts Co	27,600	2,535
Goodyear Tire & Rubber Co/The	45,900	1,328
H&R Block (A)	38,291	970
Hanesbrands Inc (A)	67,800	1,315
Harley-Davidson Inc (A)	32,200	1,461
Hasbro Inc	21,395	2,045
Hilton Worldwide Holdings Inc	38,100	3,078
Home Depot Inc/The	218,987	39,915
Interpublic Group of Cos Inc/The	72,500	1,696
Kohl’s Corp	31,391	2,075
L Brands Inc (A)	47,000	2,318
Leggett & Platt Inc	24,595	1,069
Lennar Corp, Cl A	50,691	2,868
LKQ Corp *	58,300	2,302
Lowe’s Cos Inc	156,387	14,011
Macy’s Inc (A)	56,600	1,665
Marriott International Inc/MD, Cl A	57,336	8,096
Mattel Inc *(A)	62,887	1,000
McDonald’s Corp	149,787	23,627
MGM Resorts International	96,000	3,286
Michael Kors Holdings Ltd *	28,400	1,787
Mohawk Industries Inc *	11,900	2,855
Netflix Inc *	81,279	23,683
Newell Brands Inc	93,190	2,394
News Corp	23,200	380

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News Corp, Cl A	70,883	$1,143
NIKE Inc, Cl B	246,782	16,542
Nordstrom Inc (A)	21,895	1,123
Norwegian Cruise Line Holdings Ltd *	33,600	1,912
Omnicom Group Inc (A)	43,400	3,308
O’Reilly Automotive Inc *	15,900	3,883
PulteGroup Inc	50,283	1,411
PVH Corp	14,600	2,106
Ralph Lauren Corp, Cl A	10,595	1,121
Ross Stores Inc	72,100	5,630
Royal Caribbean Cruises Ltd	32,200	4,077
Scripps Networks Interactive Inc, Cl A (A)	17,900	1,608
Signet Jewelers Ltd	11,300	568
Starbucks Corp	267,182	15,256
Tapestry Inc	52,991	2,698
Target Corp	101,891	7,684
Tiffany & Co	19,295	1,950
Time Warner Inc	146,187	13,590
TJX Cos Inc/The	119,391	9,871
Tractor Supply Co	24,000	1,558
TripAdvisor Inc *(A)	19,995	801
Twenty-First Century Fox Inc, Cl A	197,574	7,275
Twenty-First Century Fox Inc, Cl B	81,900	2,983
Ulta Beauty Inc *	11,100	2,257
Under Armour Inc, Cl A *(A)	35,995	597
Under Armour Inc, Cl C *(A)	34,832	524
VF Corp	61,291	4,570
Viacom Inc, Cl B	66,600	2,220
Walt Disney Co/The	283,283	29,223
Whirlpool Corp	13,400	2,177
Wyndham Worldwide Corp	19,300	2,235
Wynn Resorts Ltd	15,100	2,529
Yum! Brands Inc	63,000	5,127

		551,452

Consumer Staples — 7.4%
Altria Group Inc	358,583	22,573
Archer-Daniels-Midland Co	104,491	4,338
Brown-Forman Corp, Cl B	37,192	2,596
Campbell Soup (A)	36,691	1,579
Church & Dwight Co Inc	46,500	2,287
Clorox Co/The	24,300	3,137
Coca-Cola Co/The	719,157	31,082
Colgate-Palmolive Co	164,791	11,366
Conagra Brands Inc	76,187	2,753
Constellation Brands Inc, Cl A	32,300	6,960
Costco Wholesale Corp	82,100	15,673
Coty Inc, Cl A (A)	87,883	1,698
CVS Health Corp	190,183	12,881
Dr Pepper Snapple Group Inc	33,700	3,918
Estee Lauder Cos Inc/The, Cl A	41,900	5,801
General Mills Inc	106,296	5,373

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hershey Co/The	26,800	$2,633
Hormel Foods Corp (A)	50,192	1,629
JM Smucker Co/The	21,395	2,702
Kellogg Co (A)	46,900	3,105
Kimberly-Clark Corp	65,996	7,320
Kraft Heinz Co/The	111,791	7,496
Kroger Co/The	166,282	4,509
McCormick & Co Inc/MD (A)	22,595	2,413
Molson Coors Brewing Co, Cl B	34,795	2,653
Mondelez International Inc, Cl A	280,578	12,317
Monster Beverage Corp *	77,031	4,881
PepsiCo Inc	266,678	29,263
Philip Morris International Inc	291,278	30,162
Procter & Gamble Co/The	477,967	37,530
Sysco Corp	89,700	5,351
Tyson Foods Inc, Cl A	56,287	4,187
Walgreens Boots Alliance Inc	162,987	11,228
Walmart Inc	274,483	24,706

		328,100

Energy — 5.4%
Anadarko Petroleum Corp	102,395	5,841
Andeavor	27,000	2,420
Apache Corp	71,800	2,452
Baker Hughes a GE Co	80,700	2,130
Cabot Oil & Gas Corp, Cl A	87,187	2,106
Chesapeake Energy Corp *(A)	171,578	484
Chevron Corp	356,278	39,875
Cimarex Energy Co	17,696	1,700
Concho Resources Inc *	28,100	4,237
ConocoPhillips	224,483	12,192
Devon Energy Corp	99,500	3,052
EOG Resources Inc	108,591	11,013
EQT Corp	46,195	2,324
Exxon Mobil Corp	794,900	60,206
Halliburton Co	163,391	7,585
Helmerich & Payne Inc (A)	20,095	1,297
Hess Corp	50,900	2,312
Kinder Morgan Inc/DE	359,383	5,822
Marathon Oil Corp	160,100	2,325
Marathon Petroleum Corp	91,392	5,855
National Oilwell Varco Inc (A)	71,600	2,512
Newfield Exploration Co *	37,000	863
Noble Energy Inc	91,700	2,735
Occidental Petroleum Corp	143,595	9,420
ONEOK Inc	76,691	4,320
Phillips 66	78,696	7,112
Pioneer Natural Resources Co	31,896	5,430
Range Resources Corp (A)	42,700	567
Schlumberger Ltd	260,266	17,084
TechnipFMC PLC	82,600	2,380
Valero Energy Corp	82,000	7,414

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Williams Cos Inc/The	154,496	$4,289

		239,354

Financials — 14.7%
Affiliated Managers Group Inc	10,600	2,007
Aflac Inc	73,591	6,541
Allstate Corp/The	67,100	6,191
American Express Co	135,287	13,192
American International Group Inc	168,678	9,672
Ameriprise Financial Inc	27,600	4,318
Aon PLC	46,800	6,567
Arthur J Gallagher & Co	34,100	2,357
Assurant Inc	9,995	854
Bank of America Corp	1,819,683	58,412
Bank of New York Mellon Corp/The	192,187	10,960
BB&T Corp	147,691	8,027
Berkshire Hathaway Inc, Cl B *	361,028	74,805
BlackRock Inc, Cl A	23,196	12,745
Brighthouse Financial Inc *	17,880	970
Capital One Financial Corp	90,896	8,901
Cboe Global Markets Inc	21,400	2,397
Charles Schwab Corp/The	223,991	11,876
Chubb Ltd	87,147	12,368
Cincinnati Financial Corp	28,196	2,103
Citigroup Inc	495,957	37,440
Citizens Financial Group Inc	91,900	3,997
CME Group Inc, Cl A	63,895	10,617
Comerica Inc	32,491	3,159
Discover Financial Services	68,000	5,360
E*TRADE Financial Corp *	50,491	2,637
Everest Re Group Ltd	7,800	1,874
Fifth Third Bancorp	131,900	4,359
Franklin Resources Inc	60,895	2,355
Goldman Sachs Group Inc/The	65,891	17,325
Hartford Financial Services Group Inc/The	66,600	3,520
Huntington Bancshares Inc/OH	203,661	3,198
Intercontinental Exchange Inc	109,500	8,002
Invesco Ltd	76,700	2,496
JPMorgan Chase & Co	650,957	75,186
KeyCorp	201,000	4,247
Leucadia National Corp	59,887	1,437
Lincoln National Corp	41,200	3,138
Loews Corp	51,487	2,540
M&T Bank Corp	28,123	5,339
Marsh & McLennan Cos Inc	95,591	7,936
MetLife Inc	197,387	9,117
Moody’s Corp	31,100	5,190
Morgan Stanley	261,400	14,644
Nasdaq Inc	21,700	1,752
Navient Corp	49,800	645
Northern Trust Corp	40,396	4,277
People’s United Financial Inc	66,300	1,269

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PNC Financial Services Group Inc/The	89,391	$14,093
Principal Financial Group Inc	50,591	3,153
Progressive Corp/The	108,983	6,275
Prudential Financial Inc	79,500	8,452
Raymond James Financial Inc	24,200	2,244
Regions Financial Corp	216,800	4,208
S&P Global Inc	47,800	9,168
State Street Corp	69,500	7,377
SunTrust Banks Inc	89,100	6,223
Synchrony Financial	137,521	5,004
T Rowe Price Group Inc	45,300	5,069
Torchmark Corp	20,446	1,745
Travelers Cos Inc/The	51,196	7,116
Unum Group	42,291	2,155
US Bancorp	296,183	16,101
Wells Fargo & Co	831,348	48,559
Willis Towers Watson PLC	24,845	3,923
XL Group Ltd	48,800	2,065
Zions Bancorporation (A)	38,000	2,089

		653,338

Health Care — 13.4%
Abbott Laboratories	327,048	19,731
AbbVie Inc	298,978	34,631
Aetna Inc	61,195	10,835
Agilent Technologies Inc	60,091	4,122
Alexion Pharmaceuticals Inc *	41,800	4,909
Align Technology Inc *	13,600	3,570
Allergan PLC	62,399	9,623
AmerisourceBergen Corp	30,396	2,892
Amgen Inc	136,391	25,065
Anthem Inc	48,196	11,344
Baxter International Inc	93,829	6,361
Becton Dickinson and Co	49,739	11,043
Biogen Inc *	39,700	11,473
Boston Scientific Corp *	257,000	7,006
Bristol-Myers Squibb Co	307,583	20,362
Cardinal Health Inc	58,796	4,069
Celgene Corp *	147,887	12,884
Centene Corp *	32,500	3,296
Cerner Corp *	59,000	3,785
Cigna Corp	46,300	9,070
Cooper Cos Inc/The	9,100	2,098
Danaher Corp	114,900	11,235
DaVita *	28,795	2,074
DENTSPLY SIRONA Inc	43,291	2,427
Edwards Lifesciences Corp *	39,600	5,293
Eli Lilly & Co	181,991	14,017
Envision Healthcare Corp *(A)	23,302	897
Express Scripts Holding Co *	106,191	8,012
Gilead Sciences Inc	245,478	19,326
HCA Healthcare Inc	52,995	5,260

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Henry Schein Inc *	29,900	$1,979
Hologic Inc *	52,500	2,039
Humana Inc	26,796	7,284
IDEXX Laboratories *	16,400	3,070
Illumina Inc *	27,300	6,225
Incyte Corp *	33,000	2,810
Intuitive Surgical Inc *	21,000	8,955
IQVIA Holdings Inc *	27,400	2,694
Johnson & Johnson	503,970	65,456
Laboratory Corp of America Holdings *	19,200	3,316
McKesson Corp	39,000	5,820
Medtronic PLC	254,361	20,321
Merck & Co Inc	512,970	27,813
Mettler-Toledo International Inc *	4,800	2,958
Mylan NV *	100,196	4,040
Patterson Cos Inc (A)	15,500	489
PerkinElmer Inc	20,500	1,565
Perrigo Co PLC	24,896	2,028
Pfizer Inc	1,118,035	40,596
Quest Diagnostics Inc	25,700	2,648
Regeneron Pharmaceuticals Inc *	14,400	4,614
ResMed Inc	26,700	2,544
Stryker Corp	60,396	9,794
Thermo Fisher Scientific Inc	75,291	15,704
UnitedHealth Group Inc	181,787	41,113
Universal Health Services Inc, Cl B	16,700	1,907
Varian Medical Systems Inc *	17,095	2,040
Vertex Pharmaceuticals Inc *	47,400	7,870
Waters Corp *	15,000	3,070
Zimmer Biomet Holdings Inc	37,795	4,394
Zoetis Inc, Cl A	91,400	7,391

		599,257

Industrials — 10.0%
3M Co	111,891	26,351
Acuity Brands Inc (A)	7,900	1,126
Alaska Air Group Inc	23,000	1,484
Allegion PLC	17,796	1,497
American Airlines Group Inc	79,591	4,318
AMETEK Inc	43,500	3,295
AO Smith Corp	27,500	1,765
Arconic Inc	79,866	1,948
Boeing Co/The	104,991	38,029
Caterpillar Inc	111,791	17,286
CH Robinson Worldwide Inc (A)	26,295	2,455
Cintas Corp	16,195	2,764
CSX Corp	167,678	9,008
Cummins Inc	29,196	4,910
Deere	59,996	9,652
Delta Air Lines Inc	122,787	6,618
Dover Corp	29,400	2,943
Eaton Corp PLC	82,595	6,665

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emerson Electric Co	120,191	$8,541
Equifax Inc	22,595	2,553
Expeditors International of Washington Inc	33,791	2,195
Fastenal Co (A)	53,591	2,933
FedEx Corp	46,300	11,409
Flowserve Corp (A)	25,100	1,063
Fluor Corp	26,000	1,479
Fortive Corp	57,150	4,389
Fortune Brands Home & Security Inc	28,700	1,741
General Dynamics Corp	52,096	11,589
General Electric Co	1,626,088	22,944
Harris	22,300	3,482
Honeywell International Inc	142,887	21,592
Huntington Ingalls Industries Inc	8,600	2,253
IHS Markit *	68,400	3,218
Illinois Tool Works Inc	57,795	9,330
Ingersoll-Rand PLC	46,696	4,147
Jacobs Engineering Group Inc	22,396	1,368
JB Hunt Transport Services Inc	15,900	1,885
Johnson Controls International PLC	173,146	6,384
Kansas City Southern	19,700	2,030
L3 Technologies Inc	14,700	3,051
Lockheed Martin Corp	46,856	16,514
Masco Corp	59,800	2,459
Nielsen Holdings PLC	63,800	2,082
Norfolk Southern Corp	53,696	7,468
Northrop Grumman Corp	32,696	11,445
PACCAR Inc	65,700	4,703
Parker-Hannifin Corp	24,900	4,444
Pentair PLC	31,100	2,136
Quanta Services Inc *	28,900	995
Raytheon Co	54,295	11,810
Republic Services Inc, Cl A	42,400	2,848
Robert Half International Inc	23,995	1,369
Rockwell Automation Inc	23,996	4,338
Rockwell Collins Inc	30,600	4,214
Roper Technologies Inc	19,200	5,282
Snap-on Inc (A)	10,800	1,720
Southwest Airlines Co	102,187	5,910
Stanley Black & Decker Inc	28,695	4,568
Stericycle Inc *	15,796	990
Textron Inc	49,091	2,938
TransDigm Group Inc *	9,100	2,624
Union Pacific Corp	147,887	19,262
United Continental Holdings Inc *	47,400	3,213
United Parcel Service Inc, Cl B	128,987	13,468
United Rentals Inc *	15,900	2,784
United Technologies Corp	139,491	18,795
Verisk Analytics Inc, Cl A *	29,000	2,964
Waste Management Inc	74,800	6,457
WW Grainger Inc (A)	9,700	2,537

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	33,900	$2,528

		444,555

Information Technology — 24.5%
Accenture PLC, Cl A	116,096	18,693
Activision Blizzard Inc	141,900	10,377
Adobe Systems Inc *	92,595	19,364
Advanced Micro Devices Inc *(A)	152,600	1,848
Akamai Technologies Inc *	31,896	2,152
Alliance Data Systems Corp	9,100	2,193
Alphabet Inc, Cl A *	55,941	61,754
Alphabet Inc, Cl C *	56,663	62,597
Amphenol Corp, Cl A	57,091	5,218
Analog Devices Inc	69,006	6,221
ANSYS Inc *	16,000	2,559
Apple Inc	963,346	171,591
Applied Materials Inc	200,200	11,530
Autodesk Inc *	41,000	4,816
Automatic Data Processing Inc	83,191	9,594
Broadcom Ltd	76,359	18,819
CA Inc	59,187	2,077
Cadence Design Systems Inc *	52,500	2,035
Cisco Systems Inc	927,243	41,522
Citrix Systems Inc *	27,200	2,502
Cognizant Technology Solutions Corp, Cl A	110,595	9,071
Corning Inc	162,470	4,725
CSRA Inc	30,695	1,244
DXC Technology Co	53,352	5,471
eBay Inc *	181,883	7,796
Electronic Arts Inc *	57,700	7,137
F5 Networks Inc *	11,600	1,723
Facebook Inc, Cl A *	447,378	79,776
Fidelity National Information Services Inc	62,500	6,074
Fiserv Inc *	39,000	5,592
FLIR Systems Inc	25,500	1,252
Gartner Inc *	17,300	1,962
Global Payments Inc	29,982	3,400
Hewlett Packard Enterprise Co	298,374	5,547
HP Inc	312,674	7,313
Intel Corp	877,852	43,269
International Business Machines Corp	161,451	25,159
Intuit	45,500	7,592
Juniper Networks Inc	69,700	1,789
KLA-Tencor Corp	29,200	3,309
Lam Research Corp	30,295	5,812
Mastercard Inc, Cl A	174,147	30,608
Microchip Technology Inc (A)	43,996	3,913
Micron Technology Inc *	216,400	10,562
Microsoft Corp	1,447,404	135,723
Motorola Solutions Inc	30,488	3,236
NetApp Inc	50,791	3,075
NVIDIA Corp	113,683	27,511

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle Corp	571,365	$28,951
Paychex Inc	59,787	3,894
PayPal Holdings Inc *	212,283	16,857
Qorvo Inc *	24,300	1,961
QUALCOMM Inc	276,978	18,004
Red Hat Inc *	33,100	4,879
salesforce.com Inc *	128,891	14,984
Seagate Technology PLC (A)	54,500	2,910
Skyworks Solutions Inc	34,596	3,780
Symantec Corp	116,800	3,071
Synopsys Inc *	28,300	2,396
TE Connectivity Ltd	65,891	6,793
Texas Instruments Inc	185,183	20,065
Total System Services Inc	31,491	2,770
VeriSign *(A)	16,200	1,880
Visa Inc, Cl A (A)	340,170	41,820
Western Digital Corp	55,331	4,816
Western Union Co/The	87,578	1,736
Xerox Corp	39,650	1,202
Xilinx Inc	47,300	3,370

		1,093,242

Materials — 2.8%
Air Products & Chemicals Inc	40,800	6,560
Albemarle Corp	20,800	2,089
Avery Dennison Corp	16,800	1,985
Ball Corp (A)	65,292	2,608
CF Industries Holdings Inc	44,000	1,815
DowDuPont Inc	438,896	30,854
Eastman Chemical Co	27,096	2,739
Ecolab Inc	48,696	6,352
FMC Corp	25,300	1,986
Freeport-McMoRan Inc, Cl B	251,700	4,682
International Flavors & Fragrances Inc	14,900	2,105
International Paper Co	77,196	4,600
LyondellBasell Industries NV, Cl A	60,496	6,547
Martin Marietta Materials Inc	11,800	2,406
Monsanto Co	82,391	10,165
Mosaic Co/The (A)	65,291	1,718
Newmont Mining Corp	99,583	3,804
Nucor Corp	59,387	3,884
Packaging Corp of America	17,800	2,122
PPG Industries Inc	47,600	5,352
Praxair Inc	53,700	8,042
Sealed Air Corp	34,500	1,462
Sherwin-Williams Co/The	15,400	6,184
Vulcan Materials Co	24,900	2,931
WestRock Co	47,982	3,155

		126,147

Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡(A)	19,100	2,317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Tower Corp, Cl A ‡	80,500	$11,216
Apartment Investment & Management Co, Cl A ‡	29,200	1,129
AvalonBay Communities Inc ‡	26,100	4,072
Boston Properties Inc ‡	29,100	3,459
CBRE Group Inc, Cl A *	56,291	2,632
Crown Castle International Corp ‡	76,096	8,375
Digital Realty Trust Inc ‡	38,400	3,864
Duke Realty Corp ‡	67,300	1,667
Equinix Inc ‡	14,757	5,786
Equity Residential ‡	68,596	3,857
Essex Property Trust Inc ‡	12,500	2,798
Extra Space Storage Inc ‡(A)	23,500	1,999
Federal Realty Investment Trust ‡	13,900	1,584
GGP Inc ‡	118,700	2,513
HCP Inc ‡	89,400	1,935
Host Hotels & Resorts ‡	139,474	2,589
Iron Mountain Inc ‡	53,701	1,689
Kimco Realty Corp ‡	79,087	1,183
Macerich Co/The ‡	20,796	1,226
Mid-America Apartment Communities Inc ‡	21,200	1,819
Prologis ‡	99,600	6,044
Public Storage ‡	27,995	5,443
Realty Income Corp ‡(A)	52,500	2,582
Regency Centers Corp ‡	27,600	1,604
SBA Communications Corp, Cl A *‡	22,100	3,476
Simon Property Group Inc ‡	58,296	8,949
SL Green Realty Corp ‡	17,200	1,667
UDR Inc ‡	49,900	1,678
Ventas Inc ‡	67,100	3,242
Vornado Realty Trust ‡	32,496	2,160
Welltower Inc ‡	70,100	3,680
Weyerhaeuser Co ‡	141,145	4,944

		113,178

Telecommunication Services — 1.8%
AT&T Inc	1,151,643	41,805
CenturyLink Inc	183,274	3,239
Verizon Communications Inc	765,152	36,528

		81,572

Utilities — 2.6%
AES Corp/VA	122,700	1,334
Alliant Energy Corp	43,100	1,666
Ameren Corp	45,191	2,454
American Electric Power Co Inc	92,000	6,033
American Water Works Co Inc	33,600	2,666
CenterPoint Energy Inc	81,283	2,199
CMS Energy	53,191	2,258
Consolidated Edison Inc	58,000	4,344
Dominion Energy Inc	120,700	8,940
DTE Energy Co	33,800	3,406

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	131,291	$9,891
Edison International	60,896	3,690
Entergy Corp	34,000	2,578
Eversource Energy	59,700	3,403
Exelon Corp	179,991	6,667
FirstEnergy Corp	83,287	2,693
NextEra Energy Inc	88,300	13,435
NiSource Inc	62,887	1,455
NRG Energy Inc	57,487	1,487
PG&E Corp *	95,800	3,936
Pinnacle West Capital Corp	20,800	1,601
PPL Corp	129,300	3,704
Public Service Enterprise Group Inc	94,600	4,581
SCANA Corp	26,596	1,055
Sempra Energy (A)	46,995	5,121
Southern Co/The	188,200	8,104
WEC Energy Group Inc	59,431	3,561
Xcel Energy	94,883	4,107

		116,369
Total Common Stock (Cost $3,181,562) ($ Thousands)		4,346,564

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
1.466%, 06/07/2018 (B)	$4,808	$4,787

Total U.S. Treasury Obligation (Cost $4,789) ($ Thousands)		4,787

	Shares

AFFILIATED PARTNERSHIP — 2.5%
SEI Liquidity Fund, L.P.
1.500% **†(C)	107,366,851	107,356

Total Affiliated Partnership (Cost $107,365) ($ Thousands)		107,356

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	86,849,732	86,850

Total Cash Equivalent (Cost $86,850) ($ Thousands)		86,850

Total Investments in Securities— 102.0% (Cost $3,380,566) ($ Thousands)		$4,545,557

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	812	Mar-2018	$107,278	$110,205	$2,927

Percentages are based on Net Assets of $4,458,430 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2018. The total market value of securities on loan at February 28, 2018 was $104,252 ($ Thousands).
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2018 was $107,356 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,346,564	$–	$–	$4,346,564
U.S. Treasury Obligation	–	4,787	–	4,787
Affiliated Partnership	–	107,356	–	107,356
Cash Equivalent	86,850	–	–	86,850

Total Investments in Securities	$4,433,414	$112,143	$–	$4,545,557

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,927	$—	$—	$2,927

Total Other Financial Instruments	$2,927	$—	$—	$2,927

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

S&P 500 Index Fund (Continued)

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2018	Dividend Income
SEI Liquidity Fund, L.P.	$108,741	$285,446	$(286,821)	$(2)	$ (8)	$107,356	$87
SEI Daily Income Trust, Government Fund, CI F	87,243	796,959	(797,352)	—	—	86,850	640

Totals	$195,984	$1,082,405	$(1,084,173)	$(2)	$ (8)	$194,206	$727

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 13.3%
1-800-Flowers.com Inc, Cl A *	7,300	$85
Aaron’s Inc	13,116	606
Abercrombie & Fitch Co, Cl A (A)	12,300	254
Acushnet Holdings Corp (A)	4,400	93
Adient PLC (A)	16,900	1,049
Adtalem Global Education Inc *(A)	10,981	506
AMC Entertainment Holdings Inc, Cl A (A)	11,994	180
AMC Networks Inc, Cl A *	9,460	497
American Axle & Manufacturing Holdings Inc *	18,198	269
American Eagle Outfitters Inc	33,022	636
American Outdoor Brands Corp *(A)	12,383	111
American Public Education Inc *	2,727	84
America’s Car-Mart Inc/TX *	850	41
Aramark	44,400	1,852
Asbury Automotive Group Inc *	2,998	197
Ascena Retail Group Inc *	33,727	77
Ascent Capital Group Inc, Cl A *	1,754	12
At Home Group Inc *	1,800	53
AutoNation Inc *(A)	11,100	557
AV Homes Inc *	3,707	62
Barnes & Noble Education Inc *	5,894	43
Barnes & Noble Inc	12,727	57
Bassett Furniture Industries Inc	2,700	87
Beazer Homes USA Inc *	7,161	113
Bed Bath & Beyond Inc	26,200	562
Belmond Ltd, Cl A *	17,030	197
Big 5 Sporting Goods Corp (A)	4,423	27
Big Lots Inc (A)	8,446	475
Biglari Holdings Inc *	182	76
BJ’s Restaurants Inc	4,642	202
Bloomin’ Brands Inc	19,650	454
Bojangles’ Inc *	2,000	26
Boot Barn Holdings Inc *	3,000	53
Boyd Gaming Corp (A)	14,845	525
Bridgepoint Education Inc, Cl A *	2,679	18
Bright Horizons Family Solutions Inc *	10,635	1,016
Brinker International Inc (A)	8,482	292
Brunswick Corp/DE	16,283	931
Buckle Inc/The (A)	4,851	102
Build-A-Bear Workshop Inc, Cl A *	2,700	25
Burlington Stores Inc *	12,700	1,558
Cable One Inc (A)	900	613
Caesars Entertainment Corp *	26,208	333
Caleres Inc	8,576	240
Callaway Golf Co	17,606	273
Camping World Holdings Inc, Cl A	7,000	293
Capella Education Co	2,138	166
Career Education Corp *	10,454	138
Carriage Services Inc, Cl A	2,006	55
Carrols Restaurant Group Inc *	7,900	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carter’s Inc	8,870	$1,035
Carvana Co, Cl A *	700	14
Cato Corp/The, Cl A	6,296	72
Cavco Industries Inc *	1,831	291
Central European Media Enterprises Ltd, Cl A *(A)	23,106	103
Century Casinos Inc *	4,000	32
Century Communities Inc *	4,200	125
Cheesecake Factory Inc/The (A)	7,623	354
Chegg Inc *(A)	21,100	420
Chico’s FAS Inc	26,951	271
Children’s Place Inc/The	3,533	503
Choice Hotels International Inc	6,877	544
Churchill Downs Inc	2,677	691
Chuy’s Holdings Inc *	2,335	63
Cinemark Holdings Inc (A)	19,140	815
Citi Trends Inc	3,097	69
Clear Channel Outdoor Holdings Inc, Cl A	6,796	33
Collectors Universe Inc	1,500	23
Columbia Sportswear Co	5,144	389
Conn’s Inc *(A)	3,909	128
Container Store Group Inc/The *	1,600	8
Cooper Tire & Rubber Co (A)	9,532	299
Cooper-Standard Holdings Inc *	3,300	402
Core-Mark Holding Co Inc	9,436	193
Cracker Barrel Old Country Store Inc (A)	3,644	569
Crocs Inc *	15,503	190
CSS Industries Inc	2,292	42
Culp Inc	2,861	80
Daily Journal Corp *	100	23
Dana Inc	28,898	768
Dave & Buster’s Entertainment Inc *(A)	8,700	389
Deckers Outdoor Corp *	5,704	539
Del Frisco’s Restaurant Group Inc *	3,900	65
Del Taco Restaurants Inc *	4,500	57
Delphi Technologies PLC	16,500	788
Delta Apparel Inc *	1,400	25
Denny’s Corp *	14,463	218
Dick’s Sporting Goods Inc (A)	15,435	494
Dillard’s Inc, Cl A (A)	2,562	209
DineEquity Inc (A)	3,272	249
Domino’s Pizza Inc	7,958	1,770
Dorman Products Inc *	5,340	368
Drive Shack Inc	5,800	29
DSW Inc, Cl A (A)	12,192	239
Duluth Holdings Inc, Cl B *(A)	2,900	49
Dunkin’ Brands Group Inc (A)	16,730	1,002
Eastman Kodak Co *	2,100	11
El Pollo Loco Holdings Inc *	3,900	38
Eldorado Resorts Inc *(A)	9,300	317
Emerald Expositions Events Inc	5,700	122
Entercom Communications Corp, Cl A	20,282	201

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entravision Communications Corp, Cl A	14,200	$92
Eros International PLC *(A)	5,900	78
Ethan Allen Interiors Inc	5,276	125
EW Scripps Co/The, Cl A	8,496	117
Express Inc *	14,962	108
Extended Stay America Inc	37,000	741
Fiesta Restaurant Group Inc *(A)	6,805	116
Finish Line Inc/The, Cl A	9,311	99
Five Below *	10,905	729
Flexsteel Industries Inc	1,700	66
Floor & Decor Holdings Inc, Cl A *	5,100	230
Fossil Group Inc *	8,500	114
Fox Factory Holding Corp *	6,500	244
Francesca’s Holdings Corp *	8,224	43
Fred’s Inc, Cl A (A)	6,579	22
FTD Cos Inc *	2,392	14
GameStop Corp, Cl A (A)	21,400	336
Gannett Co Inc	18,500	186
Genesco Inc *	4,069	160
Gentex Corp	50,890	1,156
Gentherm Inc *	7,748	239
G-III Apparel Group Ltd *	8,106	299
Global Eagle Entertainment Inc *	10,300	14
GNC Holdings Inc, Cl A *(A)	13,278	57
Golden Entertainment Inc *	2,100	59
GoPro Inc, Cl A *(A)	21,400	115
Graham Holdings Co, Cl B	800	464
Grand Canyon Education Inc *	8,615	846
Gray Television Inc *	12,300	170
Green Brick Partners Inc *	6,200	63
Group 1 Automotive Inc	3,535	243
Groupon Inc, Cl A *(A)	55,941	239
Guess? Inc (A)	11,317	179
Habit Restaurants Inc/The, Cl A *	1,600	14
Hamilton Beach Brands Holding Co, Cl A	2,010	50
Haverty Furniture Cos Inc	4,363	89
Helen of Troy Ltd *	4,748	428
Hibbett Sports Inc *(A)	4,012	103
Hilton Grand Vacations Inc *	14,170	612
Hooker Furniture Corp	2,700	101
Horizon Global Corp *	6,670	55
Houghton Mifflin Harcourt Co *	18,000	122
Hovnanian Enterprises Inc, Cl A *	17,215	38
Hyatt Hotels Corp, Cl A	8,627	667
Iconix Brand Group Inc *	8,051	11
ILG Inc	20,598	625
IMAX Corp *	11,800	249
Installed Building Products Inc *	3,500	209
International Game Technology PLC	22,200	588
International Speedway Corp, Cl A	4,298	193
iRobot Corp *(A)	4,702	319
J Alexander’s Holdings Inc *	2,756	27

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jack in the Box Inc	5,421	$488
JC Penney Co Inc *(A)	61,395	266
John Wiley & Sons Inc, Cl A	8,072	519
Johnson Outdoors Inc, Cl A	700	43
K12 Inc *	8,088	121
KB Home	14,785	410
Kimball International Inc, Cl B	7,025	115
Kirkland’s Inc *	2,028	18
La Quinta Holdings Inc *	16,500	312
Lands’ End Inc *(A)	4,362	79
Las Vegas Sands Corp	67,004	4,879
Laureate Education Inc, Cl A *	8,400	112
La-Z-Boy Inc, Cl Z	7,726	237
LCI Industries	4,949	541
Lear Corp	12,471	2,327
LGI Homes Inc *(A)	2,900	164
Libbey Inc	2,785	17
Liberty Broadband Corp, Cl A *	5,083	444
Liberty Broadband Corp, Cl C *	18,968	1,667
Liberty Expedia Holdings Inc, Cl A *	9,231	362
Liberty Interactive Corp QVC Group, Cl A *	81,722	2,359
Liberty Media Corp-Liberty Braves, Cl A *	1,803	41
Liberty Media Corp-Liberty Braves, Cl C *	6,565	151
Liberty Media Corp-Liberty Formula One, Cl A *	4,508	142
Liberty Media Corp-Liberty Formula One, Cl C *(A)	35,242	1,161
Liberty Media Corp-Liberty SiriusXM, Cl A *	15,935	668
Liberty Media Corp-Liberty SiriusXM, Cl C *	33,770	1,410
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	139
Liberty Ventures, Ser A *	14,247	762
Lifetime Brands Inc	3,300	46
Lions Gate Entertainment Corp, Cl A	9,155	259
Lions Gate Entertainment Corp, Cl B	19,675	528
Lithia Motors Inc, Cl A	4,589	477
Live Nation Entertainment Inc *	24,003	1,075
Loral Space & Communications Inc *	2,700	120
Lululemon Athletica Inc *	17,300	1,403
Lumber Liquidators Holdings Inc *(A)	4,026	93
M/I Homes Inc *	5,394	157
Madison Square Garden Co/The, Cl A *	3,379	825
Malibu Boats Inc, Cl A *	4,600	147
Marcus Corp/The	4,061	110
MarineMax Inc *	3,996	84
Marriott Vacations Worldwide Corp (A)	3,774	530
MCBC Holdings Inc *	1,900	47
MDC Holdings Inc	8,717	241
MDC Partners Inc, Cl A *	8,576	67
Meredith Corp (A)	7,444	427
Meritage Homes Corp *	7,811	331
Michaels Cos Inc/The *	22,100	509
Modine Manufacturing Co *	9,874	227

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monarch Casino & Resort Inc *	1,200	$51
Monro Inc (A)	5,928	302
Motorcar Parts of America Inc *	3,700	75
Movado Group Inc	2,720	84
MSG Networks Inc *	11,940	291
Murphy USA Inc *(A)	6,300	473
Nathan’s Famous Inc	900	59
National CineMedia Inc	15,007	113
National Vision Holdings Inc *	3,400	118
Nautilus Inc *	6,200	73
New Media Investment Group Inc	8,900	154
New York Times Co/The, Cl A (A)	21,382	515
Nexstar Media Group Inc, Cl A (A)	7,844	560
Noodles & Co, Cl A *	700	4
Nutrisystem Inc	5,359	165
NVR Inc *	610	1,734
Office Depot Inc	87,947	231
Ollie’s Bargain Outlet Holdings Inc *	9,800	582
Overstock.com Inc *	3,100	187
Oxford Industries Inc	2,854	228
Papa John’s International Inc (A)	4,642	268
Party City Holdco Inc *	3,900	56
Penn National Gaming Inc *	16,554	440
Penske Automotive Group Inc (A)	7,288	334
Perry Ellis International Inc *	2,439	65
PetMed Express Inc (A)	3,796	172
PICO Holdings Inc	4,621	57
Pier 1 Imports Inc	18,189	56
Pinnacle Entertainment Inc *	10,760	325
Planet Fitness Inc, Cl A *	15,600	577
Polaris Industries Inc (A)	11,507	1,312
Pool Corp	7,270	1,003
Potbelly Corp *	5,900	76
RCI Hospitality Holdings Inc	2,800	76
Reading International Inc, Cl A *	3,800	62
Red Robin Gourmet Burgers Inc *	2,967	159
Red Rock Resorts Inc, Cl A	13,800	462
Regal Entertainment Group, Cl A	23,405	538
Regis Corp *	6,527	105
Rent-A-Center Inc/TX, Cl A (A)	9,840	74
RH *(A)	4,011	340
Ruth’s Hospitality Group Inc	5,172	127
Saga Communications Inc, Cl A	593	23
Sally Beauty Holdings Inc *(A)	23,591	397
Scholastic Corp	5,667	206
Scientific Games Corp/DE, ClA *(A)	10,962	487
Sears Holdings Corp *	2,026	5
SeaWorld Entertainment Inc *(A)	15,400	225
Sequential Brands Group Inc *(A)	10,040	20
Service Corp International/US (A)	32,789	1,227
ServiceMaster Global Holdings Inc *	24,200	1,243
Shake Shack Inc, Cl A *(A)	4,900	191

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shoe Carnival Inc	2,076	$48
Shutterfly Inc *	6,725	516
Sinclair Broadcast Group Inc, Cl A (A)	13,011	440
Sirius XM Holdings Inc (A)	273,079	1,715
Six Flags Entertainment Corp (A)	13,158	843
Skechers U.S.A. Inc, Cl A *	23,346	955
Sleep Number Corp *	6,409	221
Sonic Automotive Inc, Cl A	5,064	99
Sonic Corp (A)	6,033	152
Sotheby’s *(A)	7,761	358
Speedway Motorsports Inc	1,635	32
Sportsman’s Warehouse Holdings Inc *(A)	5,400	26
Standard Motor Products Inc	3,966	185
Steven Madden Ltd	12,101	531
Stoneridge Inc *	5,930	129
Strayer Education Inc	1,517	136
Sturm Ruger & Co Inc (A)	3,542	152
Superior Industries International Inc	5,323	77
Superior Uniform Group Inc	2,000	50
Tailored Brands Inc	10,068	236
Taylor Morrison Home Corp, Cl A *	23,000	516
TEGNA Inc	37,400	481
Tempur Sealy International Inc *(A)	9,523	471
Tenneco Inc	9,363	492
Tesla Inc *(A)	24,758	8,493
Texas Roadhouse Inc, Cl A	11,766	650
Thor Industries Inc	8,890	1,147
Tile Shop Holdings Inc	7,600	41
Tilly’s Inc, Cl A	843	11
Toll Brothers Inc	27,839	1,220
TopBuild Corp *	6,600	460
Tower International Inc	4,800	125
TRI Pointe Group Inc *	28,173	432
Tribune Media Co, Cl A	15,100	629
tronc Inc *	4,100	78
Tupperware Brands Corp	9,024	443
Unifi Inc *	2,480	87
Universal Electronics Inc *	1,887	93
Urban Outfitters Inc *	15,000	529
Vail Resorts Inc	7,312	1,505
Vera Bradley Inc *	2,470	25
Vista Outdoor Inc *(A)	12,288	212
Visteon Corp *	5,965	739
Vitamin Shoppe Inc *(A)	5,384	20
Wayfair Inc, Cl A *(A)	7,400	573
Weight Watchers International Inc *(A)	5,774	390
Wendy’s Co/The (A)	35,775	571
Weyco Group Inc	263	8
WideOpenWest Inc *(A)	5,500	53
William Lyon Homes, Cl A *	6,700	169
Williams-Sonoma Inc (A)	15,937	825
Wingstop Inc (A)	5,900	267

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Winmark Corp	395	$50
Winnebago Industries Inc	5,835	254
Wolverine World Wide Inc	17,696	518
World Wrestling Entertainment Inc, Cl A (A)	7,434	284
Yum China Holdings Inc	68,100	2,950
ZAGG Inc *	3,700	56
Zoe’s Kitchen Inc *(A)	3,000	45
Zumiez Inc *	3,903	77

		121,518

Consumer Staples — 2.9%
Alico Inc	143	4
Andersons Inc/The	5,399	189
B&G Foods Inc, Cl A (A)	11,811	327
Blue Buffalo Pet Products Inc *	17,000	681
Boston Beer Co Inc/The, Cl A *(A)	1,783	291
Bunge Ltd	25,643	1,934
Calavo Growers Inc (A)	3,226	275
Cal-Maine Foods Inc *(A)	5,728	244
Casey’s General Stores Inc (A)	7,059	793
Central Garden & Pet Co *	2,600	100
Central Garden & Pet Co, Cl A *	6,329	229
Chefs’ Warehouse Inc/The *	3,921	88
Coca-Cola Bottling Co Consolidated	889	166
Craft Brew Alliance Inc *	1,600	29
Darling Ingredients Inc *	31,657	576
Dean Foods Co	18,050	156
Edgewell Personal Care Co *(A)	10,345	519
elf Beauty Inc *(A)	3,300	61
Energizer Holdings Inc (A)	10,745	585
Farmer Brothers Co *	900	28
Flowers Foods Inc	35,908	745
Fresh Del Monte Produce Inc	6,581	307
Freshpet Inc *	3,400	68
Hain Celestial Group Inc/The *(A)	20,360	708
Herbalife Ltd *	11,472	1,057
Hostess Brands Inc, Cl A *	16,200	198
HRG Group Inc *	21,378	338
Ingles Markets Inc, Cl A	3,545	114
Ingredion Inc	13,065	1,707
Inter Parfums Inc	3,806	161
J&J Snack Foods Corp	2,564	344
John B Sanfilippo & Son Inc	1,519	88
Lamb Weston Holdings Inc	26,600	1,439
Lancaster Colony Corp	3,729	441
Landec Corp *	4,693	61
Limoneira Co	1,295	28
Medifast Inc	1,564	100
MGP Ingredients Inc (A)	2,300	193
National Beverage Corp	2,352	230
Natural Grocers by Vitamin Cottage Inc *	1,085	8
Natural Health Trends Corp (A)	2,100	37

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nature’s Sunshine Products Inc	437	$5
Nu Skin Enterprises Inc, Cl A	10,505	740
Oil-Dri Corp of America	1,010	36
Orchids Paper Products Co	800	9
Performance Food Group Co *	18,400	564
Pilgrim’s Pride Corp *(A)	10,507	265
Pinnacle Foods Inc	21,400	1,155
Post Holdings Inc *	12,869	975
PriceSmart Inc	3,923	309
Primo Water Corp *	4,100	50
Revlon Inc, Cl A *(A)	2,920	58
Rite Aid Corp *(A)	190,627	376
Sanderson Farms Inc (A)	3,941	485
Seaboard Corp	57	231
Seneca Foods Corp, Cl A *	2,462	72
Smart & Final Stores Inc *	3,500	25
Snyder’s-Lance Inc	17,153	856
SpartanNash Co	7,336	123
Spectrum Brands Holdings Inc (A)	4,339	428
Sprouts Farmers Market Inc *	24,600	634
SUPERVALU Inc *	7,459	106
Tootsie Roll Industries Inc (A)	3,211	107
TreeHouse Foods Inc *	10,009	381
United Natural Foods Inc *	10,498	448
Universal Corp/VA	5,245	258
US Foods Holding Corp *	38,100	1,272
USANA Health Sciences Inc *	1,732	132
Vector Group Ltd (A)	19,313	387
Village Super Market Inc, Cl A	1,962	46
WD-40 Co (A)	2,786	347
Weis Markets Inc	1,704	63

		26,590

Energy — 3.9%
Abraxas Petroleum Corp *	16,494	35
Adams Resources & Energy Inc	300	12
Antero Resources Corp *(A)	42,000	790
Arch Coal Inc	3,500	335
Archrock Inc	14,083	134
Ardmore Shipping Corp	2,100	16
Basic Energy Services Inc *	1,800	29
Bill Barrett Corp *	19,564	89
Bonanza Creek Energy Inc *	4,100	115
Bristow Group Inc (A)	5,303	78
C&J Energy Services Inc *	9,400	226
California Resources Corp *(A)	10,400	147
Callon Petroleum Co *(A)	37,885	400
CARBO Ceramics Inc *(A)	2,350	16
Carrizo Oil & Gas Inc *(A)	13,509	190
Centennial Resource Development Inc/DE, Cl A *(A)	25,100	479
Cheniere Energy Inc *	37,365	1,962

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clean Energy Fuels Corp *	20,388	$28
Cloud Peak Energy Inc *	15,200	50
CNX Resources Corp *	39,800	640
CONSOL Energy Inc *	5,075	161
Contango Oil & Gas Co *	2,535	7
Continental Resources Inc/OK *(A)	15,396	731
CVR Energy Inc (A)	1,897	56
Delek US Holdings Inc	13,946	476
Denbury Resources Inc *(A)	73,000	160
DHT Holdings Inc	14,000	53
Diamond Offshore Drilling Inc *(A)	12,200	177
Diamondback Energy Inc *	17,975	2,240
Dorian LPG Ltd *	6,747	49
Dril-Quip Inc *(A)	7,687	346
Earthstone Energy Inc, Cl A *	8,700	80
Eclipse Resources Corp *	3,800	6
Energen Corp *	18,289	1,001
Energy XXI Gulf Coast Inc *	6,000	31
Ensco PLC, Cl A (A)	78,424	348
EP Energy Corp, Cl A *	3,800	6
Era Group Inc *	2,093	20
Evolution Petroleum Corp	4,027	32
Exterran Corp *	7,541	195
Extraction Oil & Gas Inc *(A)	24,500	296
Fairmount Santrol Holdings Inc *(A)	37,600	168
Forum Energy Technologies Inc *	12,705	144
Frank’s International NV (A)	5,300	28
Frontline Ltd/Bermuda (A)	20,320	79
GasLog Ltd	8,650	143
Gener8 Maritime Inc *	7,800	43
Geospace Technologies Corp *	1,598	16
Golar LNG Ltd (A)	17,302	467
Green Plains Inc	7,690	141
Gulfport Energy Corp *	33,781	328
Halcon Resources Corp *	27,800	168
Helix Energy Solutions Group Inc *	29,969	179
HollyFrontier Corp	32,154	1,377
Independence Contract Drilling Inc *	10,200	42
International Seaways Inc *	5,366	87
Jagged Peak Energy Inc *(A)	13,700	169
Jones Energy Inc, Cl A *(A)	17,290	16
Keane Group Inc *	7,500	117
Kosmos Energy Ltd *	46,475	250
Laredo Petroleum Inc *(A)	29,589	248
Mammoth Energy Services Inc *	2,721	71
Matador Resources Co *(A)	19,800	571
Matrix Service Co *	4,781	68
McDermott International Inc *	48,370	353
Murphy Oil Corp (A)	30,800	781
Nabors Industries Ltd (A)	54,061	350
NACCO Industries Inc, Cl A	1,005	41
Natural Gas Services Group Inc *	3,044	76

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Navios Maritime Acquisition Corp	9,600	$7
NCS Multistage Holdings Inc *	100	1
Newpark Resources Inc *	18,020	149
Noble Corp PLC *(A)	51,900	201
Nordic American Tankers Ltd	16,977	35
Oasis Petroleum Inc *	55,797	440
Oceaneering International Inc	20,846	383
Oil States International Inc *	11,199	275
Overseas Shipholding Group Inc, Cl A *	8,900	16
Pacific Ethanol Inc *	2,400	10
Panhandle Oil and Gas Inc, Cl A	3,182	57
Par Pacific Holdings Inc *	6,786	115
Parker Drilling Co *	16,551	15
Parsley Energy Inc, Cl A *	43,600	1,102
Patterson-UTI Energy Inc	38,422	694
PBF Energy Inc, Cl A	22,077	647
PDC Energy Inc *	12,193	640
Peabody Energy Corp	12,500	509
Penn Virginia Corp *	2,900	108
PHI Inc *	1,443	14
Pioneer Energy Services Corp *	9,836	27
ProPetro Holding Corp *	11,400	184
QEP Resources Inc *	40,900	353
Renewable Energy Group Inc *	6,900	77
Resolute Energy Corp *(A)	4,400	143
REX American Resources Corp *	1,300	105
RigNet Inc *	1,441	19
Ring Energy Inc *	10,100	137
Rowan Cos PLC, Cl A *(A)	23,800	289
RPC Inc (A)	10,999	216
RSP Permian Inc *	24,200	927
Sanchez Energy Corp *(A)	12,530	37
SandRidge Energy Inc *	7,100	100
Scorpio Tankers Inc	31,743	73
SEACOR Holdings Inc *	3,374	140
SEACOR Marine Holdings Inc *	3,391	57
Select Energy Services Inc, Cl A *	4,900	70
SemGroup Corp, Cl A (A)	13,044	290
Ship Finance International Ltd (A)	11,476	166
SM Energy Co (A)	19,113	351
Smart Sand Inc *(A)	4,700	35
Solaris Oilfield Infrastructure Inc, ClA *	5,400	91
Southwestern Energy Co *	97,900	349
SRC Energy Inc *	42,462	377
Stone Energy Corp *	4,900	148
Superior Energy Services Inc *	26,860	230
Targa Resources Corp	38,659	1,726
Teekay Corp (A)	7,454	57
Teekay Tankers Ltd, Cl A (A)	18,023	21
Tellurian Inc *(A)	11,200	98
TETRA Technologies Inc *	16,405	60
Transocean Ltd *(A)	74,000	674

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ultra Petroleum Corp *	39,500	$146
Unit Corp *	9,995	192
Uranium Energy Corp *(A)	51,500	67
US Silica Holdings Inc (A)	15,626	405
W&T Offshore Inc *	15,938	62
Weatherford International PLC *(A)	169,900	447
Westmoreland Coal Co *	2,400	1
Whiting Petroleum Corp *(A)	18,840	513
WildHorse Resource Development Corp *(A)	11,700	199
World Fuel Services Corp	11,141	255
WPX Energy Inc *	70,900	1,002

		35,097

Financials — 16.2%
1st Source Corp	2,158	106
Access National Corp	2,878	80
ACNB Corp	900	25
AG Mortgage Investment Trust Inc ‡	2,988	49
AGNC Investment Corp ‡	70,721	1,269
Alleghany Corp *	2,767	1,677
Allegiance Bancshares Inc *	2,100	80
Ally Financial Inc	81,500	2,274
Ambac Financial Group Inc *	8,400	127
American Equity Investment Life Holding Co	17,078	523
American Financial Group Inc/OH	12,753	1,439
American National Bankshares Inc	1,206	44
American National Insurance Co	1,331	156
Ameris Bancorp	7,852	417
AMERISAFE Inc	3,933	220
Ames National Corp	1,097	29
AmTrust Financial Services Inc (A)	17,918	214
Annaly Capital Management Inc ‡	209,515	2,101
Anworth Mortgage Asset Corp ‡	20,368	93
Apollo Commercial Real Estate Finance Inc ‡(A)	20,619	377
Arch Capital Group Ltd *	22,436	1,980
Ares Commercial Real Estate Corp ‡	4,800	59
Argo Group International Holdings Ltd	5,927	345
Arlington Asset Investment Corp, Cl A (A)	3,412	37
ARMOUR Residential Inc ‡	7,624	163
Arrow Financial Corp	2,186	71
Artisan Partners Asset Management Inc, Cl A	8,800	297
Aspen Insurance Holdings Ltd	10,495	382
Associated Banc-Corp	30,836	762
Associated Capital Group Inc	822	28
Assured Guaranty Ltd	21,887	757
Athene Holding Ltd, Cl A *	20,400	963
Atlantic Capital Bancshares Inc *	4,300	74
Atlas Financial Holdings Inc *	2,600	46
Axis Capital Holdings Ltd	15,168	748
B. Riley Financial Inc	2,800	52
Baldwin & Lyons Inc, Cl B	1,481	34

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banc of California Inc (A)	8,800	$176
BancFirst Corp	3,650	194
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	148
Bancorp Inc/The *	10,004	106
BancorpSouth Bank	14,882	469
Bank of Hawaii Corp (A)	7,424	609
Bank of Marin Bancorp	907	60
Bank of NT Butterfield & Son Ltd/The	10,900	497
Bank of the Ozarks	21,570	1,076
BankFinancial Corp	4,897	79
BankUnited Inc	19,596	788
Bankwell Financial Group Inc	300	9
Banner Corp	6,251	346
Bar Harbor Bankshares	2,850	77
Bear State Financial Inc	3,600	37
Beneficial Bancorp Inc	13,988	210
Berkshire Hills Bancorp Inc	7,750	285
BGC Partners Inc, Cl A	47,136	623
Blue Hills Bancorp Inc	4,700	95
BofI Holding Inc *(A)	11,936	444
BOK Financial Corp	4,493	424
Boston Private Financial Holdings Inc	17,215	251
Bridge Bancorp Inc	3,412	113
Brookline Bancorp Inc	14,374	228
Brown & Brown Inc	21,076	1,109
Bryn Mawr Bank Corp	4,522	197
BSB Bancorp Inc/MA *	1,200	35
C&F Financial Corp	300	14
Cadence BanCorp, Cl A	3,600	99
Camden National Corp	3,058	129
Cannae Holdings Inc *	9,162	168
Capital City Bank Group Inc	2,861	69
Capitol Federal Financial Inc	26,187	327
Capstead Mortgage Corp ‡	18,718	156
Carolina Financial Corp	3,500	136
Cathay General Bancorp	15,415	633
CenterState Bank Corp	13,185	359
Central Pacific Financial Corp	6,810	190
Central Valley Community Bancorp	1,500	29
Century Bancorp Inc/MA, Cl A	300	23
Charter Financial Corp/MD	2,200	44
Chemical Financial Corp	13,649	753
Chimera Investment Corp ‡	32,765	549
CIT Group Inc	23,661	1,255
Citizens & Northern Corp	1,840	41
Citizens Inc/TX, Cl A *(A)	7,833	54
City Holding Co	2,285	154
Clifton Bancorp Inc	3,100	48
CNA Financial Corp	5,975	305
CNB Financial Corp/PA	2,048	55
CNO Financial Group Inc	31,325	706

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoBiz Financial Inc	8,171	$155
Codorus Valley Bancorp Inc	1,764	46
Cohen & Steers Inc	3,936	157
Columbia Banking System Inc	13,229	553
Commerce Bancshares Inc/MO	16,755	968
Community Bank System Inc	10,151	541
Community Trust Bancorp Inc	3,393	148
ConnectOne Bancorp Inc	6,383	184
Cowen, Cl A *(A)	3,630	52
Crawford & Co, Cl B	3,520	32
Credit Acceptance Corp *(A)	2,112	665
Cullen/Frost Bankers Inc	10,105	1,051
Customers Bancorp Inc *	3,770	111
CVB Financial Corp	18,679	430
CYS Investments Inc ‡	29,962	189
Diamond Hill Investment Group Inc	554	114
Dime Community Bancshares Inc	5,583	101
Donnelley Financial Solutions Inc *	4,957	86
Dynex Capital Inc ‡	6,593	40
Eagle Bancorp Inc *	6,806	416
East West Bancorp Inc	26,166	1,715
Eaton Vance Corp	20,925	1,108
eHealth Inc *	3,174	52
EMC Insurance Group Inc	1,050	27
Employers Holdings Inc	7,074	277
Encore Capital Group Inc *	5,075	217
Enova International Inc *	5,566	122
Enstar Group Ltd *	2,251	446
Enterprise Bancorp Inc/MA	1,148	36
Enterprise Financial Services Corp	4,749	222
Equity Bancshares Inc, Cl A *	1,600	59
Erie Indemnity Co, Cl A	4,487	519
Essent Group Ltd *	15,700	708
Evercore Inc, Cl A	7,076	658
EZCORP Inc, Cl A *	7,457	97
FactSet Research Systems Inc (A)	6,986	1,419
Farmers & Merchants Bancorp Inc/Archbold OH	1,800	67
Farmers Capital Bank Corp	1,300	47
Farmers National Banc Corp	4,900	66
FB Financial Corp *	3,100	123
FBL Financial Group Inc, Cl A	1,682	109
FCB Financial Holdings Inc, Cl A *	6,800	365
Federal Agricultural Mortgage Corp, Cl C	1,988	151
Federated Investors Inc, Cl B (A)	17,270	563
Federated National Holding Co	1,300	20
Fidelity Southern Corp	3,513	79
Financial Engines Inc	11,664	391
Financial Institutions Inc	3,243	100
First American Financial Corp	19,372	1,124
First Bancorp Inc/ME	3,052	82
First BanCorp/Puerto Rico *	30,316	183

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Bancorp/Southern Pines NC	6,545	$227
First Bancshares Inc/The	2,600	83
First Busey Corp	7,792	231
First Business Financial Services Inc	1,000	24
First Citizens BancShares Inc/NC, Cl A	1,491	607
First Commonwealth Financial Corp	15,401	215
First Community Bancshares Inc/VA	4,442	121
First Connecticut Bancorp Inc/Farmington CT	3,625	91
First Defiance Financial Corp	2,292	122
First Financial Bancorp	10,949	298
First Financial Bankshares Inc (A)	10,956	504
First Financial Corp/IN	1,612	69
First Foundation Inc *	5,100	93
First Hawaiian Inc	10,800	300
First Horizon National Corp	52,057	992
First Internet Bancorp	1,100	42
First Interstate BancSystem Inc, Cl A	5,291	209
First Merchants Corp	8,833	365
First Mid-Illinois Bancshares Inc	2,100	72
First Midwest Bancorp Inc/IL	18,742	454
First Northwest Bancorp *	3,500	56
First of Long Island Corp/The	4,995	136
First Republic Bank/CA	29,443	2,732
FirstCash Inc	9,420	694
Flagstar Bancorp Inc *	4,600	162
Flushing Financial Corp	6,070	162
FNB Corp/PA (Pennsylvania)	57,389	805
FNF Group	47,858	1,911
Franklin Financial Network Inc *	2,800	87
Fulton Financial Corp	30,212	547
GAIN Capital Holdings Inc (A)	5,300	38
GAMCO Investors Inc, Cl A	822	22
Genworth Financial Inc, Cl A *	101,800	277
German American Bancorp Inc	3,966	131
Glacier Bancorp Inc (A)	15,880	618
Global Indemnity Ltd *	1,002	37
Granite Point Mortgage Trust Inc ‡	5,841	98
Great Ajax Corp ‡	2,900	38
Great Southern Bancorp Inc	2,499	121
Great Western Bancorp Inc	12,300	503
Green Bancorp Inc *	4,100	89
Green Dot Corp, Cl A *	8,955	583
Greenhill & Co Inc (A)	5,871	119
Greenlight Capital Re Ltd, Cl A *	6,409	105
Guaranty Bancorp	4,005	110
Hallmark Financial Services Inc *	2,900	29
Hamilton Lane Inc, Cl A	2,700	94
Hancock Holding Co	14,814	766
Hanmi Financial Corp	5,678	173
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	11,500	202
Hanover Insurance Group Inc/The	7,517	811

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HarborOne Bancorp Inc *	4,300	$83
HCI Group Inc	1,115	39
Health Insurance Innovations Inc, Cl A *(A)	2,300	72
Heartland Financial USA Inc	4,975	265
Heritage Commerce Corp	7,300	115
Heritage Financial Corp/WA	4,871	145
Heritage Insurance Holdings Inc (A)	3,800	63
Hilltop Holdings Inc	13,438	327
Hingham Institution for Savings	300	60
Home Bancorp Inc	1,200	50
Home BancShares Inc/AR	29,232	672
HomeStreet Inc *	4,372	125
HomeTrust Bancshares Inc *	4,102	106
Hope Bancorp Inc	26,995	488
Horace Mann Educators Corp	7,214	297
Horizon Bancorp/IN	3,750	106
Houlihan Lokey Inc, Cl A	5,200	241
IBERIABANK Corp	9,084	734
Impac Mortgage Holdings Inc *	4,500	40
Independent Bank Corp/MI	5,400	123
Independent Bank Corp/Rockland MA (A)	4,702	326
Independent Bank Group Inc	3,100	218
Infinity Property & Casualty Corp	1,714	202
Interactive Brokers Group Inc, Cl A	12,227	849
International Bancshares Corp	11,450	443
INTL FCStone Inc *	3,268	130
Invesco Mortgage Capital Inc ‡	22,471	345
Investment Technology Group Inc	6,017	119
Investors Bancorp Inc	47,343	639
Investors Title Co	400	77
James River Group Holdings Ltd	4,800	157
Kearny Financial Corp/MD	14,837	193
Kemper Corp	7,836	442
Kinsale Capital Group Inc	2,100	103
Ladder Capital Corp, Cl A ‡	13,688	202
Ladenburg Thalmann Financial Services Inc	12,600	42
Lakeland Bancorp Inc	8,293	158
Lakeland Financial Corp	4,957	225
Lazard Ltd, Cl A (B)	21,931	1,184
LCNB Corp	2,500	46
LegacyTexas Financial Group Inc	8,610	361
Legg Mason Inc	15,100	603
LendingClub Corp *	56,500	178
LendingTree Inc *(A)	1,100	383
Live Oak Bancshares Inc	3,000	78
LPL Financial Holdings Inc	16,262	1,045
Macatawa Bank Corp	5,200	51
Maiden Holdings Ltd	15,823	95
MainSource Financial Group Inc	4,890	185
Markel Corp *	2,513	2,794
MarketAxess Holdings Inc	6,652	1,346
Marlin Business Services Corp	1,822	47

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MB Financial Inc	14,826	$608
MBIA Inc *(A)	21,782	174
MBT Financial Corp	1,400	14
Mercantile Bank Corp	3,557	118
Mercury General Corp (A)	5,578	255
Meridian Bancorp Inc	7,027	141
Meta Financial Group Inc	2,100	226
MFA Financial Inc ‡	76,197	543
MGIC Investment Corp *	67,718	934
Midland States Bancorp Inc	1,600	50
MidWestOne Financial Group Inc	2,369	75
Moelis & Co, Cl A	5,100	259
Morningstar Inc	4,020	376
MSCI Inc, Cl A	16,269	2,302
MTGE Investment Corp ‡	9,665	164
MutualFirst Financial Inc	700	25
National Bank Holdings Corp, Cl A	4,600	150
National Bankshares Inc	1,036	41
National Commerce Corp *	1,700	73
National General Holdings Corp	10,300	237
National Western Life Group Inc, Cl A	510	156
Nationstar Mortgage Holdings Inc *	6,046	104
Navigators Group Inc/The	4,166	225
NBT Bancorp Inc	6,908	240
Nelnet Inc, Cl A	2,931	162
New Residential Investment Corp ‡	59,350	957
New York Community Bancorp Inc (A)	85,639	1,166
New York Mortgage Trust Inc ‡(A)	20,438	113
Nicolet Bankshares Inc *	2,000	108
NMI Holdings Inc, Cl A *	8,800	175
Northfield Bancorp Inc	8,705	135
Northrim BanCorp Inc	1,300	43
Northwest Bancshares Inc	18,499	304
OceanFirst Financial Corp	7,568	196
Ocwen Financial Corp *	20,161	73
OFG Bancorp	11,825	127
Old Line Bancshares Inc	3,000	95
Old National Bancorp/IN	26,794	456
Old Republic International Corp	43,444	870
Old Second Bancorp Inc	8,600	118
OM Asset Management Plc	15,300	235
On Deck Capital Inc *	11,400	59
OneMain Holdings Inc, Cl A *	13,500	414
Oppenheimer Holdings Inc, Cl A	2,164	57
Opus Bank	3,100	87
Orchid Island Capital Inc, Cl A ‡(A)	6,800	49
Oritani Financial Corp	7,124	111
Orrstown Financial Services Inc	100	2
Owens Realty Mortgage Inc ‡	2,000	28
Pacific Premier Bancorp Inc *	8,176	344
PacWest Bancorp	24,112	1,257
Park National Corp	2,805	283

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PCSB Financial Corp *	4,700	$90
Peapack Gladstone Financial Corp	2,654	88
Penns Woods Bancorp Inc	652	26
PennyMac Financial Services Inc, Cl A *	1,100	26
PennyMac Mortgage Investment Trust ‡	14,063	234
Peoples Bancorp Inc/OH	3,010	104
Peoples Financial Services Corp	900	37
People’s Utah Bancorp	2,500	76
PHH Corp *	9,932	105
Pinnacle Financial Partners Inc	13,027	841
Piper Jaffray Cos	3,277	274
PJT Partners Inc	3,200	153
Popular Inc	18,156	763
PRA Group Inc *(A)	9,058	347
Preferred Bank/Los Angeles CA	3,037	189
Premier Financial Bancorp Inc	500	9
Primerica Inc	8,329	812
ProAssurance Corp	9,325	446
Prosperity Bancshares Inc (A)	11,769	883
Provident Financial Services Inc	11,979	298
QCR Holdings Inc	2,200	96
Radian Group Inc	38,148	783
Redwood Trust Inc ‡	16,405	240
Regional Management Corp *	2,800	84
Reinsurance Group of America Inc, Cl A	11,716	1,802
RenaissanceRe Holdings Ltd	7,606	976
Renasant Corp	9,660	403
Republic Bancorp Inc/KY, Cl A	1,298	48
Republic First Bancorp Inc *(A)	9,800	83
Resource Capital Corp ‡	7,276	63
RLI Corp (A)	7,982	485
S&T Bancorp Inc	5,432	214
Safeguard Scientifics Inc *	3,396	41
Safety Insurance Group Inc	2,931	209
Sandy Spring Bancorp Inc	6,110	237
Santander Consumer USA Holdings Inc	28,300	463
Seacoast Banking Corp of Florida *	7,698	202
SEI Investments Co ††	24,419	1,778
Selective Insurance Group Inc	10,584	602
ServisFirst Bancshares Inc (A)	9,400	378
Shore Bancshares Inc	3,000	51
SI Financial Group Inc	711	10
Sierra Bancorp	2,978	77
Signature Bank/New York NY *	9,770	1,428
Simmons First National Corp, Cl A	15,148	431
SLM Corp *	77,400	844
South State Corp	6,520	565
Southern First Bancshares Inc *	400	17
Southern Missouri Bancorp Inc	600	20
Southern National Bancorp of Virginia Inc	6,000	92
Southside Bancshares Inc	6,162	206
Starwood Property Trust Inc ‡	45,480	921

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Auto Financial Corp	3,690	$102
State Bank Financial Corp	6,384	185
Sterling Bancorp/DE	40,015	930
Stewart Information Services Corp	4,241	170
Stifel Financial Corp	11,782	753
Stock Yards Bancorp Inc	4,702	165
Summit Financial Group Inc	1,700	41
Sutherland Asset Management Corp ‡	6,000	83
SVB Financial Group *	9,982	2,485
Synovus Financial Corp	22,092	1,089
TCF Financial Corp	32,339	721
TD Ameritrade Holding Corp	46,673	2,684
Territorial Bancorp Inc	773	23
Texas Capital Bancshares Inc *	8,723	787
TFS Financial Corp	12,343	181
Third Point Reinsurance Ltd *	14,700	204
Tiptree Inc	9,700	56
Tompkins Financial Corp	2,905	223
Towne Bank/Portsmouth VA	10,367	296
TriCo Bancshares	3,109	116
TriState Capital Holdings Inc *	2,500	56
Triumph Bancorp Inc *	4,500	184
Trupanion Inc *(A)	3,600	107
TrustCo Bank Corp NY	21,626	184
Trustmark Corp (A)	11,439	357
Two Harbors Investment Corp ‡	30,820	453
UMB Financial Corp	8,045	587
Umpqua Holdings Corp	38,931	830
Union Bankshares Corp	9,424	352
Union Bankshares Inc/Morrisville VT	400	21
United Bankshares Inc/WV (A)	19,237	683
United Community Banks Inc/GA	15,374	475
United Community Financial Corp/OH	6,700	62
United Financial Bancorp Inc	11,373	177
United Fire Group Inc	4,071	181
United Insurance Holdings Corp	1,900	37
Universal Insurance Holdings Inc	5,300	155
Univest Corp of Pennsylvania	4,715	129
Validus Holdings Ltd	14,226	962
Valley National Bancorp	46,970	586
Veritex Holdings Inc *	3,800	105
Virtu Financial Inc, Cl A (A)	6,100	181
Virtus Investment Partners Inc	1,300	160
Voya Financial Inc (A)	32,800	1,673
Waddell & Reed Financial Inc, Cl A (A)	16,402	328
Walker & Dunlop Inc	4,923	238
Washington Federal Inc	15,336	532
Washington Trust Bancorp Inc	2,070	107
Waterstone Financial Inc	4,000	69
Webster Financial Corp	16,351	892
WesBanco Inc	8,388	346
West Bancorporation Inc	3,785	92

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westamerica Bancorporation	4,755	$272
Western Alliance Bancorp *	18,061	1,056
Western Asset Mortgage Capital Corp ‡(A)	6,644	59
Western New England Bancorp Inc	5,000	50
Westwood Holdings Group Inc	1,828	99
White Mountains Insurance Group Ltd	655	528
Wintrust Financial Corp	9,749	824
WisdomTree Investments Inc	20,675	199
WMIH Corp *	36,200	47
World Acceptance Corp *	976	105
WR Berkley Corp	17,124	1,171
WSFS Financial Corp	5,829	278

		147,509

Health Care — 11.1%
AAC Holdings Inc *	1,600	15
Abaxis Inc	4,493	300
Abeona Therapeutics Inc *(A)	7,000	97
ABIOMED Inc *	7,712	2,068
Acadia Healthcare Co Inc *(A)	13,887	529
ACADIA Pharmaceuticals Inc *(A)	18,600	463
Accelerate Diagnostics Inc *(A)	4,900	129
Acceleron Pharma Inc *	7,400	310
Accuray Inc *(A)	14,863	82
Aceto Corp	4,717	34
Achaogen Inc *(A)	5,900	62
Achillion Pharmaceuticals Inc *	23,198	75
Aclaris Therapeutics Inc *	4,000	80
Acorda Therapeutics Inc *	9,642	229
Adamas Pharmaceuticals Inc *(A)	3,000	73
Addus HomeCare Corp *	2,200	76
Aduro Biotech Inc *	7,800	49
Advaxis Inc *(A)	4,700	9
Aerie Pharmaceuticals Inc *(A)	5,700	292
Agenus Inc *	16,000	86
Agios Pharmaceuticals Inc *(A)	8,300	667
Aimmune Therapeutics Inc *(A)	6,400	208
Akcea Therapeutics Inc *(A)	3,800	64
Akebia Therapeutics Inc *	9,700	139
Akorn Inc *	16,827	285
Alder Biopharmaceuticals Inc *	9,300	129
Alkermes PLC *(A)	29,153	1,664
Allscripts Healthcare Solutions Inc *	37,453	519
Almost Family Inc *	1,709	101
Alnylam Pharmaceuticals Inc *	15,689	1,885
AMAG Pharmaceuticals Inc *(A)	6,003	126
Amedisys Inc *(A)	5,671	336
American Renal Associates Holdings Inc *	1,700	34
Amicus Therapeutics Inc *(A)	29,200	402
AMN Healthcare Services Inc *(A)	9,809	546
Amphastar Pharmaceuticals Inc *	7,300	134
Analogic Corp	2,420	202

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AnaptysBio Inc *	3,500	$430
Anavex Life Sciences Corp *	11,600	27
AngioDynamics Inc *	7,370	120
ANI Pharmaceuticals Inc *	1,000	64
Anika Therapeutics Inc *	3,070	160
Antares Pharma Inc *	13,000	29
Apellis Pharmaceuticals Inc *	3,900	71
Aratana Therapeutics Inc *	6,400	24
Ardelyx Inc *	4,600	25
Arena Pharmaceuticals Inc *	8,365	324
Array BioPharma Inc *	35,560	616
Assembly Biosciences Inc *	2,900	165
Atara Biotherapeutics Inc *(A)	6,000	231
athenahealth Inc *(A)	7,792	1,089
Athersys Inc *(A)	15,300	21
AtriCure Inc *	6,020	106
Atrion Corp	230	135
Audentes Therapeutics Inc *	3,100	104
Avexis Inc *	5,000	619
AxoGen Inc *	6,100	178
Axovant Sciences Ltd *	6,300	9
Bellicum Pharmaceuticals Inc *	6,500	45
BioCryst Pharmaceuticals Inc *(A)	13,600	68
Biohaven Pharmaceutical Holding Co Ltd *	800	27
BioMarin Pharmaceutical Inc *	32,146	2,609
Bio-Rad Laboratories Inc, Cl A *	4,153	1,121
BioScrip Inc *	21,711	69
BioSpecifics Technologies Corp *	1,400	57
Bio-Techne Corp	7,325	1,035
BioTelemetry Inc *	5,500	178
BioTime Inc *(A)	19,600	51
Bioverativ Inc *	19,800	2,073
Bluebird Bio Inc *	8,900	1,789
Blueprint Medicines Corp *	7,800	675
Brookdale Senior Living Inc, Cl A *	37,509	245
Bruker Corp	20,632	632
Calithera Biosciences Inc *	6,200	48
Cambrex Corp *	6,360	330
Cantel Medical Corp	6,577	765
Capital Senior Living Corp *	5,312	63
Cara Therapeutics Inc *(A)	4,500	63
Cardiovascular Systems Inc *	6,125	146
Cascadian Therapeutics Inc *	11,100	111
Castlight Health Inc, Cl B *	2,800	10
Catalent Inc *	23,900	998
Catalyst Pharmaceuticals Inc *	23,400	75
Celldex Therapeutics Inc *	15,756	35
Cerus Corp *	15,197	65
Charles River Laboratories International Inc *	9,006	960
Chemed Corp	2,845	739
ChemoCentryx Inc *	2,000	19

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chimerix Inc *	7,900	$38
Civitas Solutions Inc *	3,000	39
Clearside Biomedical Inc *	3,600	23
Clovis Oncology Inc *(A)	7,866	457
Codexis Inc *	11,400	109
Coherus Biosciences Inc *(A)	8,700	86
Collegium Pharmaceutical Inc *(A)	6,400	154
Community Health Systems Inc *(A)	21,729	111
Computer Programs & Systems Inc (A)	1,702	51
Concert Pharmaceuticals Inc *	3,900	85
ConforMIS Inc *	9,200	13
CONMED Corp	5,608	339
Corbus Pharmaceuticals Holdings Inc *	9,100	67
Corcept Therapeutics Inc *(A)	17,500	266
Corium International Inc *	6,300	82
CorVel Corp *	1,434	70
Cotiviti Holdings Inc *	7,900	265
Cross Country Healthcare Inc *	9,179	119
CryoLife Inc *	5,045	96
Curis Inc *	28,500	14
Cutera Inc *	2,900	131
Cytokinetics Inc *	8,500	66
CytomX Therapeutics Inc *	4,000	119
Depomed Inc *	11,355	78
Dermira Inc *	7,200	185
DexCom Inc *(A)	15,724	883
Diplomat Pharmacy Inc *	9,800	204
Durect Corp *	31,600	39
Dynavax Technologies Corp *	11,689	189
Eagle Pharmaceuticals Inc/DE *(A)	1,300	73
Edge Therapeutics Inc *	4,300	65
Editas Medicine Inc *(A)	8,000	293
Emergent BioSolutions Inc *	6,884	342
Enanta Pharmaceuticals Inc *	3,300	259
Encompass Health Corp	17,441	929
Endo International PLC *	38,600	243
Endologix Inc *	15,995	64
Ensign Group Inc/The	10,436	279
Entellus Medical *	2,300	55
Enzo Biochem Inc *	10,000	63
Epizyme Inc *(A)	9,700	172
Esperion Therapeutics Inc *	3,900	314
Evolent Health Inc, Cl A *(A)	14,800	217
Exact Sciences Corp *(A)	23,054	1,028
Exelixis Inc *	52,500	1,354
Fate Therapeutics Inc *	2,100	24
FibroGen Inc *	12,200	672
Five Prime Therapeutics Inc *	5,300	113
Flexion Therapeutics Inc *(A)	6,800	172
Fluidigm Corp *	4,553	31
Foundation Medicine Inc *	2,952	244
Genesis Healthcare Inc, Cl A *	2,900	4

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GenMark Diagnostics Inc *	4,900	$20
Genomic Health Inc *	4,697	150
Geron Corp *(A)	23,970	55
Glaukos Corp *(A)	6,500	203
Global Blood Therapeutics Inc *	7,501	440
Globus Medical Inc, Cl A *	14,400	686
Haemonetics Corp *	10,847	769
Halozyme Therapeutics Inc *	21,658	426
Halyard Health Inc *	9,200	454
HealthEquity Inc *	8,900	512
HealthStream Inc *	5,964	144
Heron Therapeutics Inc *	8,300	169
Heska Corp *	1,500	102
Hill-Rom Holdings Inc	11,801	987
HMS Holdings Corp *	17,331	278
Horizon Pharma Plc *	32,500	474
ICU Medical Inc *	2,727	631
Idera Pharmaceuticals Inc *	32,300	57
Immune Design Corp *	3,200	9
ImmunoGen Inc *	15,452	172
Immunomedics Inc *(A)	22,057	373
Impax Laboratories Inc *	13,488	275
Innoviva Inc *(A)	14,009	217
Inogen Inc *	3,200	387
Inovalon Holdings Inc, Cl A *(A)	10,600	127
Inovio Pharmaceuticals Inc *(A)	16,000	66
Insmed Inc *(A)	14,400	349
Insulet Corp *	10,221	767
Insys Therapeutics Inc *(A)	3,800	28
Integer Holdings Corp *	6,230	318
Integra LifeSciences Holdings Corp *	12,204	644
Intellia Therapeutics Inc *	5,300	138
Intercept Pharmaceuticals Inc *(A)	3,276	196
Intersect ENT Inc *	4,900	181
Intra-Cellular Therapies Inc, Cl A *	7,100	138
Intrexon Corp *(A)	11,400	148
Invacare Corp	6,889	118
Invitae Corp *(A)	4,500	30
Ionis Pharmaceuticals Inc *(A)	23,294	1,230
Iovance Biotherapeutics Inc *	13,900	241
iRhythm Technologies Inc *	2,600	162
Ironwood Pharmaceuticals Inc, Cl A *(A)	23,154	329
Jounce Therapeutics Inc *(A)	1,600	34
Juno Therapeutics Inc *	12,300	1,067
K2M Group Holdings Inc *	7,500	155
Karyopharm Therapeutics Inc *	5,000	74
Keryx Biopharmaceuticals Inc *(A)	17,594	81
Kindred Biosciences Inc *	9,600	85
Kindred Healthcare Inc	14,973	138
Kura Oncology Inc *	4,900	111
La Jolla Pharmaceutical Co *(A)	3,000	93
Lannett Co Inc *(A)	5,200	83

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lantheus Holdings Inc *	7,300	$112
LeMaitre Vascular Inc	3,200	111
Lexicon Pharmaceuticals Inc *(A)	9,305	80
LHC Group Inc *	2,684	173
LifePoint Health Inc *	6,096	281
Ligand Pharmaceuticals Inc *	4,028	612
LivaNova PLC *	9,300	835
Loxo Oncology Inc *(A)	4,200	467
Luminex Corp	8,555	168
MacroGenics Inc *	5,400	135
Madrigal Pharmaceuticals Inc *	1,100	139
Magellan Health Inc *	4,540	458
Mallinckrodt PLC *(A)	18,700	312
Masimo Corp *	8,993	787
Medicines Co/The *(A)	11,657	357
MediciNova Inc *(A)	5,900	62
Medidata Solutions Inc *	10,594	696
MEDNAX Inc *	16,356	899
Medpace Holdings Inc *	2,400	77
Melinta Therapeutics Inc *	1,700	21
Meridian Bioscience Inc	7,741	108
Merit Medical Systems Inc *	10,275	468
Merrimack Pharmaceuticals Inc	2,350	26
MiMedx Group Inc *(A)	21,000	149
Minerva Neurosciences Inc *	3,700	19
Molina Healthcare Inc *(A)	8,436	610
Momenta Pharmaceuticals Inc *	15,554	265
MyoKardia Inc *	4,100	239
Myriad Genetics Inc *	13,626	442
NanoString Technologies Inc *	3,500	22
NantKwest Inc *	4,700	21
Natera Inc *(A)	7,200	65
National HealthCare Corp	2,094	123
National Research Corp, Cl A	1,112	31
Natus Medical Inc *	6,558	204
Nektar Therapeutics, Cl A *	26,995	2,337
Neogen Corp *	8,906	519
NeoGenomics Inc *(A)	13,300	112
Neos Therapeutics Inc *(A)	8,500	71
Neurocrine Biosciences Inc *(A)	15,800	1,334
Nevro Corp *(A)	4,800	389
NewLink Genetics Corp *(A)	3,916	28
Novavax Inc *(A)	49,853	108
Novocure Ltd *	9,000	185
NuVasive Inc *	9,078	439
NxStage Medical Inc *	13,347	311
Ocular Therapeutix Inc *	1,700	9
Omeros Corp *(A)	9,100	92
Omnicell Inc *	6,812	297
OPKO Health Inc *(A)	54,184	184
OraSure Technologies Inc *	11,339	196
Organovo Holdings Inc *(A)	16,500	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orthofix International NV *	3,940	$221
Otonomy Inc *	4,600	27
Owens & Minor Inc	9,539	157
Oxford Immunotec Global PLC *	5,400	59
Pacific Biosciences of California Inc *	15,900	38
Pacira Pharmaceuticals Inc/DE *	8,445	264
Paratek Pharmaceuticals Inc *(A)	3,300	43
PDL BioPharma Inc *	31,600	76
Penumbra Inc *	5,100	552
Phibro Animal Health Corp, Cl A	3,700	142
Pieris Pharmaceuticals Inc *	12,800	109
Portola Pharmaceuticals Inc, Cl A *	10,700	453
PRA Health Sciences Inc *	9,400	790
Premier Inc, Cl A *(A)	9,600	318
Prestige Brands Holdings Inc *	9,279	314
Progenics Pharmaceuticals Inc *(A)	11,596	77
Protagonist Therapeutics Inc *	2,600	44
Prothena Corp PLC *(A)	7,600	256
Providence Service Corp/The *	2,458	156
PTC Therapeutics Inc *	5,700	147
Pulse Biosciences Inc *(A)	1,900	35
Puma Biotechnology Inc *	5,200	340
QIAGEN NV *	40,883	1,378
Quality Systems Inc *	11,815	148
Quidel Corp *	5,012	219
R1 RCM Inc *	24,700	162
Ra Pharmaceuticals Inc *	3,600	23
Radius Health Inc *(A)	6,600	251
RadNet Inc *	3,900	39
Reata Pharmaceuticals Inc, Cl A *	1,600	39
REGENXBIO Inc *	4,100	117
Repligen Corp *	6,722	230
Retrophin Inc *	7,400	185
Revance Therapeutics Inc *	4,600	142
Rhythm Pharmaceuticals Inc *	3,100	80
Rigel Pharmaceuticals Inc *	17,759	67
Rockwell Medical Inc *(A)	10,000	58
RTI Surgical Inc *	6,918	29
Sage Therapeutics Inc *	7,900	1,275
Sangamo Therapeutics Inc *	17,270	414
Sarepta Therapeutics Inc *(A)	10,900	684
Seattle Genetics Inc *(A)	20,100	1,085
Select Medical Holdings Corp *	18,965	343
Selecta Biosciences Inc *(A)	3,600	33
Seres Therapeutics Inc *(A)	3,300	31
Spark Therapeutics Inc *(A)	4,500	257
Spectrum Pharmaceuticals Inc *	18,779	404
STAAR Surgical Co *	5,378	84
Stemline Therapeutics Inc *	2,300	39
STERIS PLC	15,100	1,379
Supernus Pharmaceuticals Inc *	8,500	331
Surgery Partners Inc *(A)	3,500	55

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Surmodics Inc *	2,444	$74
Syneos Health Inc, Cl A *	9,400	394
Synergy Pharmaceuticals Inc *(A)	41,915	76
Syros Pharmaceuticals Inc *	500	5
Tabula Rasa HealthCare Inc *	2,900	94
Tactile Systems Technology Inc *(A)	1,900	61
Teladoc Inc *(A)	10,900	437
Teleflex Inc	8,302	2,074
Teligent Inc/NJ *(A)	6,200	17
Tenet Healthcare Corp *(A)	16,500	340
TESARO Inc *(A)	6,800	376
Tetraphase Pharmaceuticals Inc *	5,400	15
TG Therapeutics Inc *(A)	7,600	106
TherapeuticsMD Inc *(A)	30,100	150
Theravance Biopharma Inc *(A)	7,945	209
Tivity Health Inc *	6,021	232
Trevena Inc *	10,400	19
Triple-S Management Corp, Cl B *	5,566	135
Ultragenyx Pharmaceutical Inc *(A)	6,700	320
United Therapeutics Corp *	7,664	888
US Physical Therapy Inc	2,726	211
Utah Medical Products Inc	300	27
Vanda Pharmaceuticals Inc *	9,100	172
Varex Imaging Corp *	7,500	262
Veeva Systems Inc, Cl A *	20,200	1,408
Versartis Inc *	5,400	9
ViewRay Inc *(A)	5,200	43
Vocera Communications Inc *	6,142	169
Voyager Therapeutics Inc *	2,400	69
WaVe Life Sciences Ltd *(A)	2,100	107
WellCare Health Plans Inc *	8,066	1,564
West Pharmaceutical Services Inc	13,230	1,154
Wright Medical Group NV *(A)	21,778	443
XBiotech Inc *(A)	4,800	23
Xencor Inc *	7,400	227
ZIOPHARM Oncology Inc *(A)	30,346	113
Zogenix Inc *	5,700	242

		101,322

Industrials — 13.7%
AAON Inc	6,650	244
AAR Corp	5,529	235
ABM Industries Inc	10,055	354
Acacia Research Corp *	8,749	30
ACCO Brands Corp	17,729	224
Actuant Corp, Cl A	10,442	237
Advanced Disposal Services Inc, Cl A *	9,100	204
Advanced Drainage Systems Inc	6,500	166
AECOM *	27,748	985
Aegion Corp, Cl A *	5,003	115
Aerojet Rocketdyne Holdings Inc *	12,579	340
Aerovironment Inc *	3,825	190

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AGCO Corp	11,823	$787
Air Lease Corp, Cl A	17,731	774
Air Transport Services Group Inc *	10,936	289
Aircastle Ltd	7,157	139
Alamo Group Inc	1,535	171
Albany International Corp, Cl A	5,898	375
Allegiant Travel Co, Cl A (A)	2,650	441
Allied Motion Technologies Inc	1,300	41
Allison Transmission Holdings Inc, Cl A	22,276	883
Altra Industrial Motion Corp	5,589	243
AMERCO	1,000	344
Ameresco Inc, Cl A *	779	6
American Railcar Industries Inc (A)	1,277	48
American Woodmark Corp *	2,984	383
Apogee Enterprises Inc (A)	6,011	259
Applied Industrial Technologies Inc	7,261	511
Aqua Metals Inc *	5,100	12
ARC Document Solutions Inc *	4,300	9
ArcBest Corp	3,790	125
Argan Inc	2,979	119
Armstrong Flooring Inc *	6,267	88
Armstrong World Industries Inc *	8,777	529
Astec Industries Inc	4,063	239
Astronics Corp *	3,274	126
Astronics Corp, Cl B *	1,656	64
Atkore International Group Inc *	4,400	96
Atlas Air Worldwide Holdings Inc *	4,769	290
Avis Budget Group Inc *(A)	13,960	631
Axon Enterprise Inc *(A)	9,069	316
AZZ Inc	4,796	196
Babcock & Wilcox Enterprises Inc *(A)	8,162	52
Barnes Group Inc	9,652	582
Barrett Business Services Inc	1,634	121
Beacon Roofing Supply Inc *	12,070	639
BMC Stock Holdings Inc *	10,900	204
Brady Corp, Cl A	9,427	353
Briggs & Stratton Corp	7,149	161
Brink’s Co/The	8,806	647
Builders FirstSource Inc *	22,870	439
BWX Technologies Inc	16,824	1,059
Caesarstone Ltd	4,600	100
CAI International Inc *	1,672	34
Carlisle Cos Inc	10,977	1,130
Casella Waste Systems Inc, Cl A *	6,991	178
CBIZ Inc *	11,445	207
CECO Environmental Corp	5,647	23
Chart Industries Inc *	6,372	351
Chicago Bridge & Iron Co NV (A)	17,092	298
Cimpress NV *(A)	4,599	748
CIRCOR International Inc	3,715	175
Clean Harbors Inc *	10,876	543
Colfax Corp *	17,089	543

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Columbus McKinnon Corp/NY	3,565	$127
Comfort Systems USA Inc	6,991	287
Commercial Vehicle Group Inc *	1,600	16
Continental Building Products Inc *	6,600	179
Copa Holdings SA, Cl A	6,228	847
Copart Inc *	36,100	1,690
Costamare Inc (A)	5,100	29
CoStar Group Inc *	6,763	2,314
Covanta Holding Corp (A)	20,658	309
Covenant Transportation Group Inc, Cl A *	3,300	85
CRA International Inc	2,105	105
Crane Co	9,229	852
CSW Industrials Inc *	2,600	119
Cubic Corp	4,689	288
Curtiss-Wright Corp	8,378	1,131
Daseke Inc *	7,700	77
Deluxe Corp	8,854	629
DMC Global Inc	3,900	83
Donaldson Co Inc	23,446	1,113
Douglas Dynamics Inc	4,222	188
Ducommun Inc *	600	17
Dun & Bradstreet Corp/The	7,400	925
DXP Enterprises Inc/TX *	4,162	124
Dycom Industries Inc *(A)	6,107	667
Echo Global Logistics Inc *	4,586	121
EMCOR Group Inc	11,687	892
Encore Wire Corp	4,403	231
Energous Corp *(A)	3,000	66
Energy Recovery Inc *(A)	10,200	70
EnerSys	7,683	535
Engility Holdings Inc *	3,410	93
Ennis Inc	5,288	103
EnPro Industries Inc	3,768	273
ESCO Technologies Inc	4,077	240
Essendant Inc	7,137	57
Esterline Technologies Corp *	5,590	413
Evoqua Water Technologies Corp *	5,900	135
ExOne Co/The *	1,900	16
Exponent Inc	4,486	349
Federal Signal Corp	11,947	256
Forrester Research Inc	1,564	63
Forward Air Corp	6,418	347
Foundation Building Materials Inc *	5,300	73
Franklin Covey Co *	3,304	86
Franklin Electric Co Inc	9,781	383
FreightCar America Inc	1,733	26
FTI Consulting Inc *	8,168	390
Gardner Denver Holdings Inc *	13,700	439
GATX Corp (A)	7,952	548
Generac Holdings Inc *	12,445	554
General Cable Corp (A)	8,737	258
Genesee & Wyoming Inc, Cl A *	12,174	846

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gibraltar Industries Inc *	6,160	$214
Global Brass & Copper Holdings Inc	5,100	144
GMS Inc *	4,800	149
Gorman-Rupp Co/The	4,077	109
GP Strategies Corp *	2,500	55
Graco Inc	29,905	1,326
Graham Corp	796	16
Granite Construction Inc (A)	7,811	454
Great Lakes Dredge & Dock Corp *	9,180	42
Greenbrier Cos Inc/The (A)	5,123	265
Griffon Corp	3,837	72
H&E Equipment Services Inc	5,625	212
Harsco Corp *	16,328	331
Hawaiian Holdings Inc	9,080	327
HC2 Holdings Inc *	11,000	55
HD Supply Holdings Inc *	33,800	1,225
Healthcare Services Group Inc	13,339	606
Heartland Express Inc	9,772	191
HEICO Corp (A)	6,095	522
HEICO Corp, Cl A	11,406	827
Heidrick & Struggles International Inc	2,952	78
Herc Holdings Inc *	3,867	252
Heritage-Crystal Clean Inc *	1,200	24
Herman Miller Inc	11,643	418
Hertz Global Holdings Inc *(A)	8,402	153
Hexcel Corp	16,798	1,130
Hill International Inc *	10,400	58
Hillenbrand Inc	12,085	530
HNI Corp	8,849	327
Hub Group Inc, Cl A *	5,862	256
Hubbell Inc, Cl B	9,889	1,296
Hudson Technologies Inc *(A)	11,700	71
Hurco Cos Inc	1,235	52
Huron Consulting Group Inc *	4,011	140
Hyster-Yale Materials Handling Inc	2,002	142
ICF International Inc	3,668	209
IDEX Corp	13,941	1,907
IES Holdings Inc *	3,000	46
InnerWorkings Inc *	7,387	68
Insperity Inc	7,624	498
Insteel Industries Inc	2,941	83
Interface Inc, Cl A	9,945	241
ITT Inc	17,663	886
JELD-WEN Holding Inc *	13,900	433
JetBlue Airways Corp *	57,681	1,214
John Bean Technologies Corp	5,731	635
Kadant Inc	1,825	174
Kaman Corp	5,573	341
KAR Auction Services Inc	25,129	1,359
KBR Inc	28,845	437
Kelly Services Inc, Cl A	6,795	200
Kennametal Inc	14,514	598

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KeyW Holding Corp/The *(A)	8,468	$64
Kforce Inc	4,537	126
Kirby Corp *	9,426	707
KLX Inc *	10,465	708
Knight-Swift Transportation Holdings Inc, Cl A (A)	23,227	1,119
Knoll Inc	7,263	154
Korn/Ferry International	11,058	463
Kratos Defense & Security Solutions Inc *	16,316	197
Landstar System Inc	8,244	897
Lawson Products Inc/DE *	1,800	42
Layne Christensen Co *	4,900	76
Lennox International Inc	6,929	1,418
Lincoln Electric Holdings Inc	10,533	922
Lindsay Corp	2,327	206
LSC Communications Inc	4,957	72
LSI Industries Inc	2,000	16
Lydall Inc *	3,632	175
Macquarie Infrastructure Corp	14,200	575
Manitowoc Co Inc/The *	5,987	178
ManpowerGroup Inc	12,156	1,440
Marten Transport Ltd	7,153	155
Masonite International Corp *	5,600	342
MasTec Inc *	11,462	584
Matson Inc	8,552	244
Matthews International Corp, Cl A	6,813	349
McGrath RentCorp	4,348	220
Mercury Systems Inc *	9,323	429
Meritor Inc *	13,895	340
Middleby Corp/The *	9,925	1,193
Milacron Holdings Corp *	10,900	234
Miller Industries Inc/TN	2,311	56
Mistras Group Inc *	2,697	53
Mobile Mini Inc	8,883	373
Moog Inc, Cl A	6,524	547
MRC Global Inc *	18,112	299
MSA Safety Inc	6,544	528
MSC Industrial Direct Co Inc, Cl A	7,903	691
Mueller Industries Inc	11,208	297
Mueller Water Products Inc, Cl A	32,712	360
Multi-Color Corp	2,557	162
MYR Group Inc *	4,079	132
National Presto Industries Inc (A)	1,091	99
Navigant Consulting Inc *	10,241	204
Navistar International Corp *	10,491	391
NCI Building Systems Inc *	6,048	99
Nexeo Solutions Inc *	10,000	93
NN Inc	5,587	133
Nordson Corp	10,412	1,396
NOW Inc *	21,600	205
NV5 Global Inc *	1,400	61
Old Dominion Freight Line Inc	11,090	1,541

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omega Flex Inc	600	$33
On Assignment Inc *	9,169	703
Orbital ATK Inc	10,392	1,372
Orion Group Holdings Inc *	6,324	40
Oshkosh Corp	14,617	1,154
Owens Corning	20,260	1,647
Park-Ohio Holdings Corp	1,118	45
Patrick Industries Inc *	5,225	321
Paylocity Holding Corp *	5,600	262
PGT Innovations Inc *	10,000	175
Pitney Bowes Inc	39,400	489
Plug Power Inc *(A)	55,300	103
Ply Gem Holdings Inc *	5,900	127
Powell Industries Inc	1,364	36
Preformed Line Products Co	90	5
Primoris Services Corp	7,847	195
Proto Labs Inc *	5,099	556
Quad/Graphics Inc, Cl A	6,862	181
Quanex Building Products Corp	6,965	117
Radiant Logistics Inc *	12,400	46
Raven Industries Inc	6,255	212
RBC Bearings Inc *	4,795	578
Regal Beloit Corp	9,025	652
Resources Connection Inc	3,581	56
REV Group Inc	3,200	86
Rexnord Corp *	18,226	528
Roadrunner Transportation Systems Inc *	3,272	12
Rollins Inc (A)	16,862	848
RPX Corp	7,210	72
RR Donnelley & Sons Co	13,219	100
Rush Enterprises Inc, Cl A *	5,399	229
Rush Enterprises Inc, Cl B *	1,800	72
Ryder System Inc	9,800	709
Saia Inc *	5,392	392
Schneider National Inc, Cl B	6,600	171
Scorpio Bulkers Inc	15,916	123
Sensata Technologies Holding NV *(A)	30,800	1,628
Simpson Manufacturing Co Inc	6,943	384
SiteOne Landscape Supply Inc *(A)	7,000	482
SkyWest Inc	9,922	544
SP Plus Corp *	4,298	155
Spartan Motors Inc	6,500	96
Sparton Corp *	1,100	25
Spirit AeroSystems Holdings Inc, Cl A	21,175	1,933
Spirit Airlines Inc *(A)	12,447	496
SPX Corp *	8,894	278
SPX FLOW Inc *	7,194	351
Standex International Corp	2,429	233
Steelcase Inc, Cl A	17,557	240
Sterling Construction Co Inc *	2,700	33
Sun Hydraulics Corp	4,677	243
Sunrun Inc *(A)	11,300	76

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Team Inc *(A)	5,757	$94
Teledyne Technologies Inc *	6,737	1,253
Tennant Co	3,238	208
Terex Corp	14,470	601
Tetra Tech Inc	9,942	487
Textainer Group Holdings Ltd *	3,853	63
Thermon Group Holdings Inc *	6,882	150
Timken Co/The	13,409	587
Titan International Inc	10,772	138
Titan Machinery Inc *	3,312	66
Toro Co/The	19,000	1,208
TransUnion *	28,700	1,638
Trex Co Inc *	5,440	562
TriMas Corp *	9,876	256
TriNet Group Inc *	8,800	415
Trinity Industries Inc	29,742	971
Triton International Ltd/Bermuda	8,084	231
Triumph Group Inc (A)	9,696	271
TrueBlue Inc *	8,328	226
Tutor Perini Corp *	8,051	194
Twin Disc Inc *	3,100	74
UniFirst Corp/MA	2,840	441
Univar Inc *	23,000	663
Universal Forest Products Inc	10,665	351
Universal Logistics Holdings Inc	700	15
US Ecology Inc	4,640	245
USG Corp *(A)	17,382	581
Valmont Industries Inc	3,914	576
Vectrus Inc *	1,379	38
Veritiv Corp *	2,000	48
Viad Corp	4,271	222
Vicor Corp *	2,500	64
Vivint Solar Inc *	4,900	15
VSE Corp	2,000	97
Wabash National Corp (A)	11,741	257
WABCO Holdings Inc *	9,210	1,271
Wabtec Corp/DE (A)	15,506	1,261
WageWorks Inc *	7,771	408
Watsco Inc	5,559	919
Watts Water Technologies Inc, Cl A	5,856	442
Welbilt Inc *	24,950	494
Werner Enterprises Inc	9,390	350
Wesco Aircraft Holdings Inc *	12,046	108
WESCO International Inc *	8,566	533
Willdan Group Inc *	1,300	27
Woodward Inc	10,642	754
XPO Logistics Inc *	21,690	2,135
YRC Worldwide Inc *	4,500	39

		124,963

Information Technology — 20.0%
2U Inc *	8,500	704

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
3D Systems Corp *(A)	18,547	$176
8x8 Inc *	16,714	305
A10 Networks Inc *	9,800	62
Acacia Communications Inc *(A)	3,700	143
ACI Worldwide Inc *	22,912	542
Acxiom Corp *	15,274	418
ADTRAN Inc	9,897	155
Advanced Energy Industries Inc *	7,219	479
Aerohive Networks Inc *	4,800	20
Agilysys Inc *	900	10
Alarm.com Holdings Inc *	4,700	170
Alpha & Omega Semiconductor Ltd *	5,600	86
Alteryx Inc, Cl A *	4,300	147
Ambarella Inc *(A)	6,900	332
Amber Road Inc *	1,900	17
Amdocs Ltd	26,168	1,722
American Software Inc/GA, Cl A	2,872	36
Amkor Technology Inc *	20,913	210
Anixter International Inc *	6,041	456
Appfolio Inc, Cl A *	2,400	96
Applied Optoelectronics Inc *(A)	3,800	106
Apptio Inc, Cl A *	3,600	104
Arista Networks Inc *	9,700	2,616
ARRIS International PLC *	32,870	838
Arrow Electronics Inc *	16,025	1,307
Aspen Technology Inc *	13,767	1,064
Atlassian Corp PLC, Cl A *	17,200	934
Avid Technology Inc *	5,000	24
Avnet Inc	22,599	965
AVX Corp	6,178	107
Axcelis Technologies Inc *	5,550	136
AXT Inc *	6,600	49
Badger Meter Inc	5,724	272
Bel Fuse Inc, Cl B	888	15
Belden Inc	7,323	533
Benchmark Electronics Inc *	9,930	298
Benefitfocus Inc *	2,300	56
Black Knight Inc *	19,937	950
Blackbaud Inc (A)	8,455	867
Blackhawk Network Holdings Inc, Cl A *	9,900	443
Blackline Inc *	2,900	128
Blucora Inc *	6,929	161
Booz Allen Hamilton Holding Corp, Cl A	26,565	1,008
Bottomline Technologies de Inc *	7,571	288
Box Inc, Cl A *	15,000	361
Brightcove Inc *	6,800	47
Broadridge Financial Solutions Inc	21,397	2,148
Brooks Automation Inc	11,303	302
Cabot Microelectronics Corp	4,324	441
CACI International Inc, Cl A *	4,932	735
CalAmp Corp *	8,156	191
Calix Inc *	4,945	32

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Callidus Software Inc *	11,856	$426
Carbonite Inc *	4,600	129
Cardtronics PLC *	8,885	199
Care.com Inc *	3,200	57
Cars.com Inc *(A)	15,200	416
Cass Information Systems Inc	2,629	154
Cavium Inc *	11,952	1,064
CDK Global Inc (A)	23,300	1,600
CDW Corp/DE	27,300	1,991
CEVA Inc *	3,838	141
ChannelAdvisor Corp *	2,400	21
Ciena Corp *	25,786	597
Cirrus Logic Inc *	12,095	536
Clearfield Inc *	1,400	19
Cloudera Inc *	18,900	360
Cognex Corp	30,316	1,628
Coherent Inc *	4,753	994
Cohu Inc	5,077	102
CommerceHub Inc *	7,282	141
CommScope Holding Co Inc *	35,200	1,363
CommVault Systems Inc *	7,284	379
Comtech Telecommunications Corp	4,332	96
Conduent Inc *	33,000	624
Control4 Corp *	3,700	89
Convergys Corp	15,987	371
CoreLogic Inc/United States *	15,483	704
Cornerstone OnDemand Inc *	9,299	381
Coupa Software Inc *	6,300	281
Cray Inc *	7,570	165
Cree Inc *(A)	17,923	678
CSG Systems International Inc	6,917	323
CTS Corp	4,545	117
Cypress Semiconductor Corp (A)	60,535	1,058
Daktronics Inc	4,580	41
Dell Technologies Inc, Cl V *	37,700	2,801
DHI Group Inc *	6,690	11
Diebold Nixdorf Inc (A)	14,133	222
Digi International Inc *	3,601	38
Digimarc Corp *	2,076	54
Diodes Inc *	7,842	236
Dolby Laboratories Inc, Cl A (A)	10,704	691
DSP Group Inc *	4,262	52
DST Systems Inc	11,300	940
Ebix Inc (A)	4,825	405
EchoStar Corp, Cl A *	8,303	482
Electro Scientific Industries Inc *	5,500	99
Electronics For Imaging Inc *	9,328	255
Ellie Mae Inc *	6,063	538
EMCORE Corp *	5,500	29
Endurance International Group Holdings Inc *	9,100	66
Entegris Inc	27,208	903

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Envestnet Inc *	8,552	$471
EPAM Systems Inc *	8,900	1,007
ePlus Inc *	2,288	175
Etsy Inc *	25,000	633
Euronet Worldwide Inc *	8,988	763
Everbridge Inc *	3,000	96
Everi Holdings Inc *	12,900	96
EVERTEC Inc	13,600	220
ExlService Holdings Inc *	6,623	378
Extreme Networks Inc *	19,687	225
Fabrinet *	7,315	221
Fair Isaac Corp	5,291	899
FARO Technologies Inc *	2,508	149
Finisar Corp *(A)	22,054	397
FireEye Inc *	34,600	574
First Data Corp, Cl A *	86,200	1,346
First Solar Inc *	14,800	930
Fitbit Inc, Cl A *(A)	35,000	167
Five9 Inc *	10,000	304
FleetCor Technologies Inc *	16,473	3,293
FormFactor Inc *	12,919	169
Fortinet Inc *	26,199	1,322
Genpact Ltd	26,950	845
Glu Mobile Inc *	16,800	62
GoDaddy Inc, Cl A *	22,700	1,358
Gogo Inc *(A)	13,900	126
GrubHub Inc *(A)	16,800	1,670
GTT Communications Inc *	5,300	273
Guidewire Software Inc *	13,969	1,122
Hackett Group Inc/The	3,300	59
Harmonic Inc *(A)	14,394	44
Hortonworks Inc *	11,700	210
HubSpot Inc *	6,100	677
IAC/InterActiveCorp *	12,721	1,894
Ichor Holdings Ltd *(A)	4,100	106
II-VI Inc *	10,843	417
Immersion Corp *(A)	3,567	41
Imperva Inc *	6,983	326
Impinj Inc *(A)	3,600	46
Infinera Corp *	28,784	286
Inphi Corp *(A)	7,062	196
Insight Enterprises Inc *	7,198	251
Instructure Inc *	4,200	182
Integrated Device Technology Inc *	26,845	814
InterDigital Inc/PA	7,130	512
Internap Corp *	4,075	53
IPG Photonics Corp *	6,520	1,602
Itron Inc *	6,411	449
j2 Global Inc (A)	8,457	626
Jabil	34,500	935
Jack Henry & Associates Inc	14,119	1,656
KEMET Corp *	9,300	167

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Keysight Technologies Inc *	33,500	$1,575
Kimball Electronics Inc *	2,893	50
Knowles Corp *	15,500	224
Kopin Corp *(A)	8,823	27
KVH Industries Inc *	1,997	20
Lattice Semiconductor Corp *	22,462	135
Leidos Holdings Inc	25,850	1,637
Limelight Networks Inc *	15,000	61
Liquidity Services Inc *	2,222	15
Littelfuse Inc	4,530	940
LivePerson Inc *	11,191	162
LogMeIn Inc	9,313	1,076
Lumentum Holdings Inc *(A)	11,140	680
MACOM Technology Solutions Holdings Inc *(A)	7,125	152
Manhattan Associates Inc *(A)	12,080	509
ManTech International Corp/VA, Cl A	4,922	277
Marvell Technology Group Ltd	72,502	1,703
Match Group Inc *(A)	7,200	288
Maxim Integrated Products Inc	51,904	3,163
MAXIMUS Inc	12,816	858
MaxLinear Inc, Cl A *	11,844	269
Maxwell Technologies Inc *(A)	6,300	36
Meet Group Inc/The *(A)	10,200	27
Mesa Laboratories Inc (A)	600	79
Methode Electronics Inc	6,984	276
Microsemi Corp *	21,162	1,373
MicroStrategy Inc, Cl A *	1,553	199
MINDBODY Inc, Cl A *	7,500	267
Mitek Systems Inc *	5,800	44
MKS Instruments Inc	10,123	1,127
MobileIron Inc *	11,500	55
Model N Inc *	2,100	36
MoneyGram International Inc *	7,705	83
Monolithic Power Systems Inc	7,951	931
Monotype Imaging Holdings Inc	9,060	218
MTS Systems Corp (A)	3,089	151
MuleSoft Inc, Cl A *	4,600	142
Nanometrics Inc *	5,744	152
National Instruments Corp	20,067	1,015
NCR Corp *	21,883	722
NeoPhotonics Corp *(A)	7,500	46
NETGEAR Inc *	6,692	373
NetScout Systems Inc *(A)	15,258	405
New Relic Inc *	6,000	431
NIC Inc	13,222	178
Novanta Inc *	5,562	311
Nuance Communications Inc *	51,081	820
Nutanix Inc, Cl A *(A)	19,600	714
NVE Corp	694	48
NXP Semiconductors NV *	63,700	7,941
Oclaro Inc *(A)	33,500	240

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Okta Inc, Cl A *	3,900	$151
ON Semiconductor Corp *	76,200	1,823
OSI Systems Inc *	2,768	175
Palo Alto Networks Inc *	16,333	2,832
Pandora Media Inc *(A)	43,571	192
Park City Group Inc *(A)	3,600	37
Park Electrochemical Corp	5,082	86
Paycom Software Inc *(A)	9,400	930
PC Connection Inc	2,231	55
PDF Solutions Inc *	4,653	52
Pegasystems Inc	6,136	356
Perficient Inc *	6,700	130
Photronics Inc *	13,129	102
Plantronics Inc	5,569	301
Plexus Corp *	5,928	358
Power Integrations Inc	4,889	329
Presidio Inc *	3,900	57
Progress Software Corp	9,358	439
Proofpoint Inc *	8,300	890
PROS Holdings Inc *	5,899	185
PTC Inc *	20,790	1,533
Pure Storage Inc, Cl A *	19,100	414
Q2 Holdings Inc *	5,000	228
QAD Inc, Cl A	2,900	131
Qualys Inc *	6,800	504
Quantenna Communications Inc *	4,300	59
QuinStreet Inc *	10,586	139
Quotient Technology Inc *	12,000	158
Radisys Corp *	7,200	6
Rambus Inc *	21,110	268
Rapid7 Inc *	5,000	132
RealNetworks Inc *	844	2
RealPage Inc *	11,546	603
Reis Inc	500	10
Ribbon Communications Inc *	13,520	88
RingCentral Inc, Cl A *	13,200	827
Rogers Corp *	3,693	507
Rosetta Stone Inc *	5,200	71
Rubicon Project Inc/The *	7,000	11
Rudolph Technologies Inc *	5,507	146
Sabre Corp (A)	37,700	866
Sanmina Corp *	13,366	368
ScanSource Inc *	3,596	118
Science Applications International Corp	8,742	633
Semtech Corp *	12,175	410
ServiceNow Inc *	30,969	4,986
ServiceSource International Inc *	9,746	36
Shutterstock Inc *	3,297	166
Sigma Designs Inc *	5,500	33
Silicon Laboratories Inc *	7,382	690
SMART Global Holdings Inc *	1,100	38
Splunk Inc *	25,584	2,384

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SPS Commerce Inc *	3,029	$182
Square Inc, Cl A *(A)	44,400	2,045
SS&C Technologies Holdings Inc	31,218	1,546
Stamps.com Inc *	2,855	545
Stratasys Ltd *(A)	9,769	178
SunPower Corp, Cl A *(A)	10,636	75
Super Micro Computer Inc *	6,951	126
Switch Inc, Cl A (A)	6,600	91
Sykes Enterprises Inc *	8,011	233
Synaptics Inc *(A)	6,887	320
Synchronoss Technologies Inc *	7,697	72
SYNNEX Corp	5,070	627
Syntel Inc *	6,254	168
Systemax Inc	1,400	40
Tableau Software Inc, Cl A *	11,400	931
Take-Two Interactive Software Inc *	20,439	2,287
Tech Data Corp *	6,265	647
TechTarget Inc *	4,700	81
Telenav Inc *	3,400	19
Teradata Corp *	22,200	817
Teradyne Inc	36,200	1,643
TiVo Corp	21,058	316
Trade Desk Inc/The, Cl A *(A)	4,800	270
Travelport Worldwide Ltd	26,900	383
Trimble Inc *	45,820	1,738
TrueCar Inc *	10,900	121
TTEC Holdings Inc	3,427	122
TTM Technologies Inc *	15,287	247
Tucows Inc, Cl A *(A)	1,800	104
Twilio Inc, Cl A *(A)	12,600	430
Twitter Inc *	126,400	4,027
Tyler Technologies Inc *	6,487	1,318
Ubiquiti Networks Inc *(A)	4,700	299
Ultimate Software Group Inc/The *	5,135	1,224
Ultra Clean Holdings Inc *	7,052	136
Unisys Corp *(A)	9,183	103
Universal Display Corp (A)	7,508	975
USA Technologies Inc *	7,200	59
Varonis Systems Inc *	4,200	236
VASCO Data Security International Inc *	4,254	51
Veeco Instruments Inc *	9,910	180
VeriFone Systems Inc *	21,729	361
Verint Systems Inc *	11,350	442
Versum Materials Inc	21,000	777
ViaSat Inc *(A)	9,756	681
Viavi Solutions Inc *	41,300	397
VirnetX Holding Corp *	4,742	18
Virtusa Corp *	5,149	246
Vishay Intertechnology Inc	27,317	503
Vishay Precision Group Inc *	3,164	95
VMware Inc, Cl A *(A)	13,717	1,807
Web.com Group Inc *	7,739	139

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WEX Inc *	7,076	$1,058
Workday Inc, Cl A *	24,589	3,115
Workiva Inc, Cl A *	3,000	68
Worldpay Inc, Cl A *	53,114	4,317
Xcerra Corp *	8,341	83
XO Group Inc *	4,415	85
Xperi Corp	9,930	219
Yelp Inc, Cl A *	14,398	627
Yext Inc *	8,200	104
Zebra Technologies Corp, Cl A *	9,364	1,294
Zendesk Inc *	18,800	812
Zillow Group Inc *(A)	21,182	1,010
Zillow Group Inc, Cl A *	10,691	508
Zix Corp *	11,213	45
Zynga Inc, Cl A *	157,374	545

		182,393

Materials — 5.4%
A Schulman Inc	6,129	269
AdvanSix Inc *	5,900	244
AgroFresh Solutions Inc *	4,600	36
AK Steel Holding Corp *(A)	63,900	330
Alcoa Corp	33,700	1,516
Allegheny Technologies Inc *(A)	22,000	570
American Vanguard Corp	3,399	66
AptarGroup Inc	11,966	1,070
Ardagh Group SA, Cl A	5,500	102
Ashland Global Holdings Inc	10,908	773
Axalta Coating Systems Ltd *	38,300	1,180
Balchem Corp	5,488	413
Bemis Co Inc	16,900	745
Berry Global Group Inc *	23,441	1,275
Boise Cascade Co	7,270	293
Cabot Corp	12,332	742
Calgon Carbon Corp	9,318	198
Carpenter Technology Corp	9,601	489
Celanese Corp, Cl A	24,892	2,511
Century Aluminum Co *	8,259	157
Chase Corp	1,300	135
Chemours Co/The	33,700	1,601
Clearwater Paper Corp *	2,951	111
Cleveland-Cliffs Inc *(A)	60,000	422
Coeur Mining Inc *	35,661	273
Commercial Metals Co	22,941	557
Compass Minerals International Inc (A)	6,740	406
Crown Holdings Inc *	23,435	1,168
Domtar Corp (A)	11,250	504
Eagle Materials Inc	9,283	930
Ferro Corp *	16,505	353
Ferroglobe *	11,102	—
Flotek Industries Inc *(A)	10,196	61
Forterra Inc *(A)	5,600	40

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FutureFuel Corp	3,876	$46
GCP Applied Technologies Inc *	14,924	459
Gold Resource Corp	12,400	50
Graphic Packaging Holding Co	57,217	876
Greif Inc, Cl A	4,519	260
Greif Inc, Cl B	1,300	78
Hawkins Inc	1,773	59
Haynes International Inc	2,823	117
HB Fuller Co	9,133	460
Hecla Mining Co (A)	85,856	314
Huntsman Corp	36,224	1,169
Ingevity Corp *	8,700	652
Innophos Holdings Inc	4,189	174
Innospec Inc	4,813	313
Intrepid Potash Inc *	19,600	65
Kaiser Aluminum Corp	3,554	357
KapStone Paper and Packaging Corp	17,642	616
Klondex Mines Ltd *(A)	35,600	47
KMG Chemicals Inc	2,409	144
Koppers Holdings Inc *	4,473	181
Kraton Corp *	5,080	215
Kronos Worldwide Inc	3,484	75
Louisiana-Pacific	29,142	831
LSB Industries Inc *(A)	2,939	22
Materion Corp	3,474	175
Minerals Technologies Inc	6,924	476
Myers Industries Inc	3,418	65
Neenah Inc	3,393	260
NewMarket Corp	1,397	584
Olin Corp	29,616	963
Olympic Steel Inc	1,927	43
OMNOVA Solutions Inc *	7,567	76
Owens-Illinois Inc *	29,900	645
PH Glatfelter Co	7,871	161
Platform Specialty Products Corp *	40,500	423
PolyOne Corp	14,132	584
PQ Group Holdings Inc *	5,400	72
Quaker Chemical Corp	2,734	390
Rayonier Advanced Materials Inc	9,817	200
Reliance Steel & Aluminum Co	12,738	1,149
Royal Gold Inc	11,602	937
RPM International Inc	23,688	1,179
Ryerson Holding Corp *	1,400	14
Schnitzer Steel Industries Inc, Cl A	4,656	158
Schweitzer-Mauduit International Inc	6,138	241
Scotts Miracle-Gro Co/The, Cl A (A)	8,059	724
Sensient Technologies Corp	8,535	614
Silgan Holdings Inc	12,760	363
Sonoco Products Co	17,521	840
Southern Copper Corp (A)	16,529	872
Steel Dynamics Inc	41,637	1,926
Stepan Co	3,825	306

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Summit Materials Inc, Cl A *	20,306	$642
SunCoke Energy Inc *	14,846	159
Tahoe Resources Inc	53,688	262
TimkenSteel Corp *	7,904	129
Trecora Resources *	2,517	28
Tredegar Corp	5,341	85
Trinseo SA	8,600	685
Tronox Ltd, Cl A	19,200	351
UFP Technologies Inc *	1,800	51
United States Lime & Minerals Inc	400	28
United States Steel Corp	33,600	1,462
US Concrete Inc *	3,000	218
Valvoline Inc	36,336	832
Verso Corp *	9,100	160
Warrior Met Coal Inc (A)	8,000	250
Westlake Chemical Corp	6,710	726
Worthington Industries Inc	8,002	354
WR Grace & Co	12,124	802

		48,784

Real Estate — 7.3%
Acadia Realty Trust ‡	16,439	396
Agree Realty Corp ‡	4,747	224
Alexander & Baldwin Inc ‡	12,891	283
Alexander’s Inc ‡	488	178
Altisource Portfolio Solutions SA *(A)	1,700	45
American Assets Trust Inc ‡	7,991	253
American Campus Communities Inc ‡	26,962	984
American Homes 4 Rent, Cl A ‡	42,500	816
Apple Hospitality Inc ‡	38,700	657
Armada Hoffler Properties Inc ‡	7,500	98
Ashford Hospitality Prime Inc ‡	4,381	38
Ashford Hospitality Trust Inc ‡	14,971	82
Bluerock Residential Growth Inc, Cl A	5,800	44
Brandywine Realty Trust ‡	29,639	464
Brixmor Property Group Inc ‡	57,700	897
Camden Property Trust ‡	16,438	1,310
CareTrust Inc ‡	15,453	205
CatchMark Timber Trust Inc, Cl A ‡	7,800	102
CBL & Associates Properties Inc ‡(A)	33,182	154
Cedar Realty Trust Inc ‡	18,338	73
Chatham Lodging Trust ‡	7,735	141
Chesapeake Lodging Trust ‡	9,867	255
City Office Inc ‡	4,700	47
Colony NorthStar Inc, Cl A ‡	97,194	756
Columbia Property Trust Inc ‡	21,400	446
Community Healthcare Trust Inc ‡	3,900	92
Consolidated-Tomoka Land Co	500	31
CoreCivic Inc ‡	21,602	449
CorEnergy Infrastructure Trust Inc ‡(A)	2,140	77
CoreSite Realty Corp ‡	5,973	561
Corporate Office Properties Trust ‡	18,330	458

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cousins Properties Inc ‡	75,073	$626
CubeSmart ‡	35,722	958
CyrusOne Inc ‡	16,029	800
DCT Industrial Trust Inc ‡	18,471	1,022
DDR Corp ‡	56,414	440
DiamondRock Hospitality Co ‡	33,507	344
Douglas Emmett Inc ‡	29,685	1,061
Easterly Government Properties Inc ‡	6,100	116
EastGroup Properties Inc ‡	5,985	485
Education Realty Trust Inc ‡	15,657	488
Empire State Realty Trust Inc, Cl A ‡	23,200	391
EPR Properties ‡	11,351	654
Equity Commonwealth *‡	22,144	651
Equity LifeStyle Properties Inc ‡	14,632	1,238
Farmland Partners Inc ‡(A)	9,000	68
First Industrial Realty Trust Inc ‡	22,653	635
Forest City Realty Trust Inc, Cl A ‡	45,045	958
Forestar Group Inc *(A)	1,067	26
Four Corners Property Trust Inc ‡	12,719	279
Franklin Street Properties Corp ‡	19,396	157
Front Yard Residential Corp ‡	11,300	119
FRP Holdings Inc *	838	44
Gaming and Leisure Properties Inc ‡	36,315	1,208
GEO Group Inc/The ‡	22,385	477
Getty Realty Corp ‡	6,289	148
Gladstone Commercial Corp ‡	4,519	76
Global Net Lease Inc ‡	15,033	235
Government Properties Income Trust ‡(A)	18,066	248
Gramercy Property Trust ‡	28,224	611
Healthcare Realty Trust Inc ‡	23,555	625
Healthcare Trust of America Inc, Cl A ‡	39,950	993
Hersha Hospitality Trust, Cl A ‡	9,019	152
HFF Inc, Cl A	7,895	360
Highwoods Properties Inc ‡	20,168	867
Hospitality Properties Trust ‡	29,041	739
Howard Hughes Corp/The *‡	6,417	823
Hudson Pacific Properties Inc ‡	28,070	886
Independence Realty Trust Inc ‡	20,300	173
InfraREIT Inc ‡	8,200	153
Investors Real Estate Trust ‡	24,031	112
Invitation Homes Inc ‡	52,581	1,144
iStar Inc *‡	16,418	166
JBG SMITH Properties ‡	16,200	529
Jernigan Capital Inc ‡	3,300	56
Jones Lang LaSalle Inc ‡	8,159	1,310
Kennedy-Wilson Holdings Inc	22,129	362
Kilroy Realty Corp ‡	17,343	1,181
Kite Realty Group Trust ‡	15,455	234
Lamar Advertising Co, Cl A ‡	14,797	984
LaSalle Hotel Properties ‡	20,142	494
Lexington Realty Trust ‡	43,090	343
Liberty Property Trust ‡	26,375	1,035

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Life Storage Inc ‡	9,193	$722
LTC Properties Inc ‡	6,617	244
Mack-Cali Realty Corp ‡	15,567	263
Marcus & Millichap Inc *	2,100	66
MedEquities Realty Trust Inc ‡	4,300	42
Medical Properties Trust Inc ‡	63,862	783
Monmouth Real Estate Investment Corp, Cl A ‡	13,346	188
National Health Investors Inc ‡	7,764	504
National Retail Properties Inc ‡(A)	29,843	1,111
National Storage Affiliates Trust ‡	9,000	221
New Senior Investment Group Inc ‡	16,600	134
NexPoint Residential Trust Inc ‡	2,500	60
NorthStar Realty Europe Corp ‡	10,009	103
Omega Healthcare Investors Inc ‡(A)	36,147	921
One Liberty Properties Inc ‡	2,524	55
Outfront Media Inc ‡	24,509	503
Paramount Group Inc ‡	38,900	543
Park Hotels & Resorts Inc ‡	27,491	714
Pebblebrook Hotel Trust ‡(A)	13,603	463
Pennsylvania Real Estate Investment Trust ‡(A)	13,699	143
Physicians Realty Trust ‡	32,100	461
Piedmont Office Realty Trust Inc, ClA ‡	25,566	459
PotlatchDeltic Corp ‡(A)	12,433	636
Preferred Apartment Communities Inc, Cl A ‡	6,000	84
PS Business Parks Inc ‡	3,428	380
QTS Realty Trust Inc, Cl A ‡	9,400	303
Quality Care Properties Inc *‡	19,100	237
RAIT Financial Trust ‡	13,021	2
Ramco-Gershenson Properties Trust ‡	16,337	192
Rayonier Inc ‡	25,853	879
RE/MAX Holdings Inc, Cl A	3,200	177
Realogy Holdings Corp (A)	25,102	641
Redfin Corp *(A)	2,600	54
Retail Opportunity Investments Corp ‡	22,759	391
Retail Properties of America Inc, Cl A ‡	41,703	499
Rexford Industrial Realty Inc ‡	13,700	370
RLJ Lodging Trust ‡	30,354	601
RMR Group Inc/The	1,170	73
Ryman Hospitality Properties Inc ‡	7,660	528
Sabra Health Care Inc ‡	31,420	530
Saul Centers Inc ‡	2,144	105
Select Income ‡	11,121	202
Senior Housing Properties Trust ‡	42,707	647
Seritage Growth Properties ‡(A)	4,700	178
Spirit Realty Capital Inc ‡	86,366	674
St Joe Co/The *	8,100	143
STAG Industrial Inc ‡	18,156	413
STORE Capital Corp ‡	34,100	813
Stratus Properties Inc	1,900	56
Summit Hotel Properties Inc ‡	19,629	258

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sun Communities Inc ‡	15,021	$1,315
Sunstone Hotel Investors Inc ‡	43,238	624
Tanger Factory Outlet Centers Inc ‡(A)	17,549	392
Taubman Centers Inc ‡(A)	11,887	695
Tejon Ranch Co *	1,976	44
Terreno Realty Corp ‡	9,163	305
Tier Inc ‡	9,500	176
Trinity Place Holdings Inc *	5,200	31
UMH Properties Inc ‡	5,400	63
Uniti Group Inc ‡(A)	30,460	468
Universal Health Realty Income Trust ‡	2,216	123
Urban Edge Properties ‡	18,900	408
Urstadt Biddle Properties Inc, Cl A ‡	6,156	108
VEREIT Inc ‡	176,200	1,207
Washington Prime Group Inc ‡(A)	37,502	246
Washington Real Estate Investment Trust ‡	16,313	412
Weingarten Realty Investors ‡	24,368	661
Whitestone, Cl B ‡(A)	7,077	87
WP Carey Inc ‡	19,000	1,138
Xenia Hotels & Resorts Inc ‡	20,400	401

		66,573

Telecommunication Services — 0.9%
ATN International Inc	2,267	136
Boingo Wireless Inc *	9,200	244
Cincinnati Bell Inc *	9,337	151
Cogent Communications Holdings Inc	8,304	356
Consolidated Communications Holdings Inc (A)	13,612	157
Frontier Communications Corp (A)	17,073	120
GCI Liberty Inc *	5,403	208
Globalstar Inc *	73,600	70
Hawaiian Telcom Holdco Inc *	905	26
IDT Corp, Cl B	3,103	37
Intelsat SA *	5,200	25
Iridium Communications Inc *(A)	15,446	181
ORBCOMM Inc *	12,086	126
pdvWireless Inc *	2,000	64
Shenandoah Telecommunications Co	9,304	305
Spok Holdings Inc	4,132	64
Sprint Corp *(A)	114,690	595
Telephone & Data Systems Inc	20,355	571
T-Mobile US Inc *	54,305	3,291
United States Cellular Corp *	2,952	114
Vonage Holdings Corp *	39,520	401
Windstream Holdings Inc	36,615	58
Zayo Group Holdings Inc *	35,100	1,258

		8,558

Utilities — 2.8%
ALLETE Inc	9,370	639
American States Water Co	7,674	408

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aqua America Inc (A)	31,937	$1,092
Artesian Resources Corp, Cl A	2,184	72
Atlantic Power Corp *	12,421	26
Atmos Energy Corp	18,682	1,504
Avangrid Inc (A)	10,250	497
Avista Corp	11,652	557
Black Hills Corp (A)	9,802	498
Cadiz Inc *(A)	4,300	60
California Water Service Group	9,641	366
Calpine Corp *	64,172	977
Chesapeake Utilities Corp	2,915	194
Connecticut Water Service Inc	1,906	98
Consolidated Water Co Ltd	3,000	38
Dynegy Inc, Cl A *	21,400	262
El Paso Electric Co	8,036	391
Great Plains Energy Inc	38,823	1,132
Hawaiian Electric Industries Inc	21,758	717
IDACORP Inc	9,624	780
MDU Resources Group Inc	34,532	908
MGE Energy Inc	5,914	310
Middlesex Water Co	2,701	96
National Fuel Gas Co (A)	15,488	766
New Jersey Resources Corp	16,494	628
Northwest Natural Gas Co	4,676	244
NorthWestern Corp	8,546	436
NRG Yield Inc, Cl A	7,000	108
NRG Yield Inc, Cl C	12,100	189
OGE Energy Corp	35,876	1,124
ONE Gas Inc	9,500	604
Ormat Technologies Inc	8,334	521
Otter Tail Corp	7,746	308
Pattern Energy Group Inc, Cl A (A)	13,100	243
PNM Resources Inc	16,417	578
Portland General Electric Co	15,700	624
SJW Group	2,564	136
South Jersey Industries Inc	14,496	380
Southwest Gas Holdings Inc	9,641	635
Spark Energy Inc, Cl A	2,000	19
Spire Inc	8,603	583
TerraForm Power Inc, Cl A	8,576	99
UGI Corp	31,296	1,348
Unitil Corp	3,058	129
Vectren Corp	14,943	900
Vistra Energy Corp *	44,500	843
Westar Energy Inc, Cl A	25,570	1,246
WGL Holdings Inc	8,961	746
York Water Co/The	2,352	66

		25,125
Total Common Stock (Cost $679,558) ($ Thousands)		888,432

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Dyax, Expires 12/31/2019	22,882	$–
Trius Contingent Value ‡‡	2,885	–
Tobira Therapeutics ‡‡	2,300	–
NewStar Financial Inc ‡‡	3,393	2
Media General Inc ‡‡	20,200	–
Chelsea Therapeutics International ‡‡(C)	4,000	–

Total Rights (Cost $—) ($ Thousands)		2

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
1.337%, 06/07/2018 (D)	$1,295	1,289

Total U.S. Treasury Obligation (Cost $1,290) ($ Thousands)		1,289

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 14.7%
SEI Liquidity Fund, L.P.
1.500% **†(E)	133,656,955	$133,643

Total Affiliated Partnership (Cost $133,656) ($ Thousands)		133,643

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	18,413,176	18,413

Total Cash Equivalent (Cost $18,413) ($ Thousands)		18,413

Total Investments in Securities— 114.3% (Cost $832,917) ($ Thousands)		$1,041,779

A list of open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	131	Mar-2018	$9,898	$9,898	$ –
S&P Mid Cap 400 Index E-MINI	64	Mar-2018	12,117	11,933	(184)

			$22,015	$21,831	$ (184)

Percentages are based on Net Assets of $911,207 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2018. The total market value of securities on loan at February 28, 2018 was $128,299 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2018, such securities amounted to $1,184 ($ Thousands), or 0.0% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2018 was $133,643 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$888,432	$–	$–	$888,432
Rights	2	–	–	2
U.S. Treasury Obligation	–	1,289	–	1,289
Affiliated Partnership	–	133,643	–	133,643
Cash Equivalent	18,413	–	–	18,413

Total Investments in Securities	$906,847	$134,932	$–	$1,041,779

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(184)	$—	$—	$(184)

Total Other Financial Instruments	$(184)	$—	$—	$(184)

*Futures contracts are valued at the unrealized depreciation on the instrument.

‡ A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level

3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Extended Market Index Fund (Continued)

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2018	Dividend Income
SEI	$1,343	$421	$(556)	$33	$537	$1,778	$15
SEI Liquidity Fund, L.P.	133,350	262,324	(262,015)	—	(16)	133,643	671
SEI Daily Income Trust, Government Fund, CI F	18,991	173,312	(173,890)	—	—	18,413	159

Totals	$153,684	$436,057	$(436,461)	$33	$521	$153,834	$845

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 13.0%
1-800-Flowers.com Inc, Cl A *	15,806	$184
Aaron’s Inc	9,800	453
Adient PLC	1,246	77
Adtalem Global Education Inc *(A)	22,665	1,044
AMC Networks Inc, Cl A *	10,400	547
American Axle & Manufacturing Holdings Inc *	19,477	287
American Outdoor Brands Corp *(A)	16,200	146
American Public Education Inc *	13,922	428
At Home Group Inc *(A)	11,614	344
Bassett Furniture Industries Inc	1,916	62
Beazer Homes USA Inc *	18,700	294
Big 5 Sporting Goods Corp (A)	11,300	70
Big Lots Inc (A)	7,300	410
Boot Barn Holdings Inc *(A)	19,565	345
Boyd Gaming Corp (A)	7,024	249
Bridgepoint Education Inc, Cl A *	15,413	103
Bright Horizons Family Solutions Inc *	24,695	2,360
Brinker International Inc (A)	9,984	344
Burlington Stores Inc *	810	99
Camping World Holdings Inc, Cl A	12,600	527
Canada Goose Holdings Inc *(A)	39,980	1,265
Capella Education Co	398	31
Carriage Services Inc, Cl A (A)	10,700	291
Cavco Industries Inc *	5,080	808
Century Communities Inc *	18,316	545
Cheesecake Factory Inc/The (A)	11,200	521
Chegg Inc *(A)	17,840	355
Children’s Place Inc/The (A)	8,908	1,268
Citi Trends Inc	16,307	361
Conn’s Inc *(A)	45,663	1,493
Cooper Tire & Rubber Co (A)	9,600	301
Cooper-Standard Holdings Inc *	5,196	633
CSS Industries Inc	7,100	131
Dana Inc	53,435	1,420
Dave & Buster’s Entertainment Inc *(A)	14,220	637
Deckers Outdoor Corp *	21,819	2,064
Del Frisco’s Restaurant Group Inc *	26,068	434
Denny’s Corp *	511	8
El Pollo Loco Holdings Inc *	786	8
Eldorado Resorts Inc *	26,990	920
Entercom Communications Corp, Cl A	33,100	328
Ethan Allen Interiors Inc	10,198	242
Express Inc *	18,800	136
Extended Stay America Inc	8,160	163
Finish Line Inc/The, Cl A	15,100	160
Five Below *	4,704	314
Flexsteel Industries Inc	308	12
Floor & Decor Holdings Inc, Cl A *	9,720	438
Fogo De Chao Inc *	4,446	69
Foot Locker Inc	308	14

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
G-III Apparel Group Ltd *	18,761	$692
Golden Entertainment Inc *	6,226	174
Goodyear Tire & Rubber Co/The	4,863	141
Graham Holdings Co, Cl B	306	178
Grand Canyon Education Inc *	11,638	1,142
Group 1 Automotive Inc	3,900	268
H&R Block	4,030	102
Hamilton Beach Brands Holding Co, Cl A	662	16
Haverty Furniture Cos Inc	22,492	458
Helen of Troy Ltd *	1,894	171
Jack in the Box Inc	19,304	1,739
Johnson Outdoors Inc, Cl A	1,659	102
K12 Inc *	16,640	248
Kimball International Inc, Cl B	7,001	115
Kohl’s Corp	1,490	98
La-Z-Boy Inc, Cl Z	7,799	239
Lear Corp	2,928	546
Lennar Corp, Cl A	–	—
Lennar Corp, Cl B	–	—
Libbey Inc	18,100	113
Liberty Expedia Holdings Inc, Cl A *	596	23
M/I Homes Inc *	2,527	73
Marriott Vacations Worldwide Corp	1,031	145
MDC Holdings Inc	17,334	480
MDC Partners Inc, Cl A *	3,855	30
Meredith Corp (A)	12,210	700
Meritage Homes Corp *	6,200	263
Michael Kors Holdings Ltd *	4,545	286
Modine Manufacturing Co *	33,717	775
Monarch Casino & Resort Inc *	1,250	53
MSG Networks Inc *	1,602	39
NACCO Industries Inc, Cl A	1,136	47
Nautilus Inc *	24,600	292
New Home Co Inc/The *	2,704	30
New Media Investment Group Inc	17,900	309
New York Times Co/The, Cl A (A)	13,661	329
Office Depot Inc	80,900	213
Ollie’s Bargain Outlet Holdings Inc *(A)	27,045	1,605
Perry Ellis International Inc *	1,580	42
PICO Holdings Inc	1,778	22
Planet Fitness Inc, Cl A *	69,073	2,554
Pool Corp	2,139	295
RCI Hospitality Holdings Inc	4,176	113
Red Robin Gourmet Burgers Inc *	13,070	701
Roku Inc, Cl A *(A)	5,918	241
Sally Beauty Holdings Inc *(A)	24,000	404
Scientific Games Corp/DE, ClA *(A)	–	—
Shoe Carnival Inc (A)	13,000	304
Shutterfly Inc *	5,329	409
Skechers U.S.A. Inc, Cl A *	13,906	569
Sonic Automotive Inc, Cl A	16,000	314
Stoneridge Inc *	22,243	484

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tempur Sealy International Inc *(A)	6,300	$311
Texas Roadhouse Inc, Cl A	13,070	722
Tilly’s Inc, Cl A	10,239	134
TopBuild Corp *	14,886	1,037
Tower International Inc	34,119	891
tronc Inc *	5,800	111
Vera Bradley Inc *	4,484	45
Visteon Corp *	2,303	285
Weight Watchers International Inc *(A)	4,320	292
William Lyon Homes, Cl A *	39,485	998
Williams-Sonoma Inc (A)	6,300	326
Winnebago Industries Inc (A)	13,450	586
Wolverine World Wide Inc	31,515	923
World Wrestling Entertainment Inc, Cl A (A)	9,257	353
ZAGG*	33,195	500

		49,943

Consumer Staples — 2.5%
Central Garden & Pet Co *	13,030	503
Central Garden & Pet Co, Cl A *	38,569	1,398
Darling Ingredients Inc *	45,360	825
Energizer Holdings Inc (A)	9,000	490
Fresh Del Monte Produce Inc	228	11
Hostess Brands Inc, Cl A *	113,826	1,393
Ingles Markets Inc, Cl A	7,500	242
Ingredion Inc	2,394	313
J&J Snack Foods Corp	6,900	927
Lamb Weston Holdings Inc	4,307	233
Medifast Inc	3,718	237
Nu Skin Enterprises Inc, Cl A	266	19
Pilgrim’s Pride Corp *	624	16
Primo Water Corp *	27,540	335
Sanderson Farms Inc (A)	9,178	1,130
Seaboard Corp	35	142
Seneca Foods Corp, Cl A *	2,800	81
Snyder’s-Lance Inc	1,988	99
SpartanNash Co	38,311	642
SUPERVALU Inc *	6,642	95
Village Super Market Inc, Cl A (A)	13,200	313
Weis Markets Inc	3,400	127

		9,571

Energy — 3.6%
Abraxas Petroleum Corp *	7,727	17
Arch Coal Inc	6,549	627
Archrock Inc	65,435	622
C&J Energy Services Inc *	18,148	436
Callon Petroleum Co *(A)	34,085	360
Carrizo Oil & Gas Inc *(A)	70,998	997
CONSOL Energy Inc *	681	22
Denbury Resources Inc *(A)	213,200	467
Diamondback Energy Inc *	1,524	190

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exterran Corp *	14,858	$384
Forum Energy Technologies Inc *(A)	48,920	553
Gulfport Energy Corp *	3,180	31
Halcon Resources Corp *	100,060	605
HollyFrontier Corp	409	17
Jagged Peak Energy Inc *(A)	36,150	445
Matador Resources Co *	11,988	346
Matrix Service Co *	4,713	67
McDermott International Inc *	53,200	388
Midstates Petroleum Co Inc *	13,332	180
Newpark Resources Inc *	59,105	488
Overseas Shipholding Group Inc, Cl A *	47,917	85
Pacific Ethanol Inc *	35,300	145
Par Pacific Holdings Inc *	16,100	274
PBF Energy Inc, Cl A (A)	21,300	624
PDC Energy Inc *	13,735	721
Penn Virginia Corp *	2,083	78
PHI Inc *	7,100	70
ProPetro Holding Corp *(A)	17,247	278
Range Resources Corp (A)	48,480	644
Renewable Energy Group Inc *(A)	33,400	371
REX American Resources Corp *	2,197	177
RSP Permian Inc *	20,220	775
SandRidge Energy Inc *	759	11
Solaris Oilfield Infrastructure Inc, ClA *	13,453	226
SRC Energy Inc *	50,800	451
Unit Corp *	10,100	193
VAALCO Energy Inc *	30,600	26
W&T Offshore Inc *	16,401	64
WildHorse Resource Development Corp *(A)	15,804	268
WPX Energy Inc *	73,800	1,043

		13,766

Financials — 19.7%
1st Source Corp	4,174	206
AG Mortgage Investment Trust Inc ‡	14,400	236
AGNC Investment Corp ‡	9,008	162
Ambac Financial Group Inc *	19,200	291
American Equity Investment Life Holding Co	16,600	508
American Financial Group	3,305	373
AMERISAFE Inc	213	12
AmTrust Financial Services Inc (A)	8,800	105
Apollo Commercial Real Estate Finance Inc‡(A)	18,100	331
Apollo Investment Corp	51,100	268
Ares Capital Corp	1,950	31
Argo Group International Holdings Ltd	5,675	331
ARMOUR Residential REIT Inc ‡(A)	21,700	465
Aspen Insurance Holdings Ltd	9,000	328
Associated Banc-Corp	21,700	536
Assured Guaranty Ltd	13,164	455
Axis Capital Holdings Ltd	2,306	114

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BancFirst Corp	3,407	$181
Banco Latinoamericano de Comercio Exterior SA, Cl E	13,600	379
Bank of Marin Bancorp	1,556	103
Bank of NT Butterfield & Son Ltd/The	8,131	371
BankUnited Inc	22,500	905
Banner Corp	14,715	813
Berkshire Hills Bancorp Inc	10,300	379
BGC Partners Inc, Cl A	15,145	200
BlackRock Capital Investment Corp	33,900	187
Blackstone Mortgage Trust Inc, Cl A ‡(A)	9,500	295
Boston Private Financial Holdings Inc	53,095	775
Bryn Mawr Bank Corp	562	24
Camden National Corp	20,058	847
Carolina Financial Corp	5,147	200
Cathay General Bancorp	15,335	630
CenterState Bank Corp	3,040	83
Central Pacific Financial Corp	6,116	170
Chimera Investment Corp ‡	5,781	97
City Holding Co	1,445	97
CNO Financial Group Inc	68,575	1,546
CoBiz Financial Inc	54,087	1,025
Commerce Bancshares Inc/MO	3,665	212
Community Trust Bancorp Inc	10,691	465
Credit Acceptance Corp *(A)	1,240	390
Customers Bancorp Inc *	16,959	498
CVB Financial Corp (A)	27,670	636
CYS Investments Inc ‡	38,000	240
Dime Community Bancshares Inc	23,921	431
Dynex Capital Inc ‡	39,900	240
E*TRADE Financial Corp *	4,201	219
Eagle Bancorp Inc *	6,683	408
East West Bancorp Inc	535	35
Employers Holdings Inc	5,215	204
Enstar Group Ltd *	750	149
Enterprise Financial Services Corp	6,896	323
Equity Bancshares Inc, Cl A *	308	11
Erie Indemnity Co, Cl A	130	15
Essent Group Ltd *	6,894	311
Evercore Inc, Cl A	11,220	1,044
Everest Re Group Ltd	2,594	623
FB Financial Corp *	1,527	60
Federal Agricultural Mortgage Corp, Cl C	11,520	876
Fidelity Southern Corp	17,800	401
Financial Institutions Inc	12,230	375
First American Financial Corp	13,305	772
First BanCorp/Puerto Rico *	882	5
First Bancorp/Southern Pines NC	784	27
First Busey Corp	13,506	400
First Business Financial Services Inc	9,400	226
First Citizens BancShares Inc/NC, Cl A	685	279
First Commonwealth Financial Corp	23,400	327

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Defiance Financial Corp	9,101	$484
First Financial Corp/IN	4,902	210
First Foundation Inc *	911	17
First Horizon National Corp	567	11
First Interstate BancSystem Inc, Cl A	9,746	385
First Merchants Corp	1,357	56
First of Long Island Corp/The	623	17
Flagstar Bancorp Inc *	16,300	575
Flushing Financial Corp	18,522	495
FNB Corp/PA (Pennsylvania)	95,353	1,337
Fulton Financial Corp	22,000	398
Genworth Financial Inc, Cl A *	14,915	41
Glacier Bancorp Inc (A)	28,780	1,120
Great Southern Bancorp Inc	2,735	132
Great Western Bancorp Inc	9,500	388
Green Bancorp Inc *	32,465	708
Green Dot Corp, Cl A *	5,512	359
Greenlight Capital Re Ltd, Cl A *	1,258	21
Guaranty Bancorp	1,349	37
Hancock Holding Co	29,045	1,502
Hanmi Financial Corp	26,446	808
Hanover Insurance Group Inc/The	13,984	1,509
Heartland Financial USA Inc	4,638	247
Hercules Capital Inc	11,500	139
Heritage Commerce Corp	4,248	67
Heritage Financial Corp/WA	10,223	304
Heritage Insurance Holdings Inc (A)	30,000	500
Hilltop Holdings Inc	1,406	34
Home BancShares Inc/AR	74,928	1,723
HomeStreet Inc *	4,177	120
Hope Bancorp Inc	39,000	704
Horizon Bancorp/IN	1,349	38
IBERIABANK Corp	13,590	1,098
Independent Bank Corp/MI	32,175	735
Infinity Property & Casualty Corp	467	55
International Bancshares Corp	1,657	64
INTL FCStone Inc *	2,780	110
James River Group Holdings Ltd	500	16
Lakeland Bancorp Inc	19,800	378
Lakeland Financial Corp	1,369	62
Legg Mason Inc	15,900	635
LendingTree Inc *(A)	896	312
LPL Financial Holdings Inc	6,035	388
Maiden Holdings Ltd	21,600	130
Mercantile Bank Corp	10,609	351
MFA Financial Inc ‡	11,125	79
MGIC Investment Corp *	28,460	392
Midland States Bancorp Inc	310	10
MTGE Investment Corp ‡	29,500	502
National Bank Holdings Corp, Cl A	20,045	653
National Commerce Corp *	325	14
National Western Life Group Inc, Cl A	399	122

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nelnet Inc, Cl A	11,300	$625
New Residential Investment Corp ‡	7,487	121
New York Mortgage Trust Inc ‡(A)	57,400	316
OceanFirst Financial Corp (A)	26,700	691
OFG Bancorp	21,400	230
Old National Bancorp/IN	21,200	360
OM Asset Management Plc	26,900	412
Oppenheimer Holdings Inc, Cl A	1,038	28
Oritani Financial Corp	805	13
Peapack Gladstone Financial Corp	2,912	96
PennantPark Investment Corp	83,000	577
PennyMac Financial Services Inc, Cl A *	5,422	126
PennyMac Mortgage Investment Trust ‡	14,000	233
Piper Jaffray Cos	7,100	593
PJT Partners Inc	3,763	180
Popular Inc	16,844	708
Preferred Bank/Los Angeles CA	4,869	303
Prospect Capital Corp (A)	43,500	289
QCR Holdings Inc	3,643	159
Radian Group Inc	73,628	1,511
Regional Management Corp *	17,327	518
Reinsurance Group of America Inc, Cl A	1,470	226
RenaissanceRe Holdings Ltd	716	92
Renasant Corp	21,030	878
Republic Bancorp, Cl A	10,200	380
S&T Bancorp Inc	609	24
Safety Insurance Group Inc	305	22
Sandy Spring Bancorp Inc	19,759	766
Santander Consumer USA Holdings Inc	935	15
Seacoast Banking Corp of Florida *	31,496	826
Selective Insurance Group Inc	20,910	1,189
Starwood Property Trust Inc ‡	7,115	144
State Bank Financial Corp	17,248	499
Sterling Bancorp/DE	47,330	1,100
Stewart Information Services Corp	2,162	87
Stifel Financial Corp	16,350	1,044
Synovus Financial Corp	7,129	351
TCF Financial Corp	55,459	1,237
Texas Capital Bancshares Inc *	10,664	962
Third Point Reinsurance Ltd *	20,511	285
Torchmark Corp	6,445	550
TPG Specialty Lending Inc (A)	20,900	377
TriCo Bancshares	13,164	492
TriState Capital Holdings Inc *	960	21
Triumph Bancorp Inc *	1,611	66
TrustCo Bank Corp NY	13,132	112
Two Harbors Investment Corp ‡	5,526	81
Umpqua Holdings Corp	44,820	955
Union Bankshares Corp	9,200	344
United Community Banks Inc/GA	47,665	1,473
United Financial Bancorp Inc	18,900	295
Universal Insurance Holdings Inc	22,209	651

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Validus Holdings Ltd	2,071	$140
Virtu Financial Inc, Cl A (A)	13,568	403
Voya Financial Inc	3,940	201
Walker & Dunlop Inc	2,159	104
Washington Federal Inc	26,400	916
Waterstone Financial Inc	6,742	116
WesBanco Inc	5,500	227
Western Alliance Bancorp *	20,008	1,170
White Mountains Insurance Group Ltd	84	68
Wintrust Financial Corp	28,648	2,421
World Acceptance Corp *(A)	1,030	111
WSFS Financial Corp	21,725	1,036
Zions Bancorporation (A)	2,785	153

		75,552

Health Care — 12.2%
Abaxis Inc	4,934	329
Acadia Healthcare Co Inc *	22,969	875
Aclaris Therapeutics Inc *	8,890	177
Adamas Pharmaceuticals Inc *(A)	13,985	342
Aerie Pharmaceuticals Inc *(A)	7,580	388
AMAG Pharmaceuticals Inc *	76,811	1,617
AMN Healthcare Services Inc *	27,067	1,506
Analogic Corp	8,714	728
ANI Pharmaceuticals Inc *	5,000	320
Ardelyx Inc *	36,070	194
Array BioPharma Inc *	42,173	730
Avexis Inc *	2,419	299
AxoGen Inc *	10,020	293
BioTelemetry Inc *	33,752	1,090
Bluebird Bio Inc *	2,277	458
Blueprint Medicines Corp *	3,417	296
Capital Senior Living Corp *	2	—
Catalyst Pharmaceuticals Inc *	71,644	229
Collegium Pharmaceutical Inc *(A)	12,927	310
Concert Pharmaceuticals Inc *	8,328	182
CONMED Corp	22,373	1,354
Cooper Cos Inc/The	266	61
Cutera Inc *	6,652	300
Cymabay Therapeutics Inc *	27,248	406
Eagle Pharmaceuticals Inc/DE *(A)	11,100	623
Emergent BioSolutions Inc *	2,129	106
Enanta Pharmaceuticals Inc *	1,531	120
Encompass Health Corp	18,670	994
Esperion Therapeutics Inc *	5,207	419
Exact Sciences Corp *(A)	6,965	311
Global Blood Therapeutics Inc *	5,713	335
Globus Medical Inc, Cl A *	7,388	352
GlycoMimetics Inc *(A)	16,275	375
Haemonetics Corp *	4,894	347
Heron Therapeutics Inc *(A)	13,935	284
ImmunoGen Inc *	29,060	323

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Immunomedics Inc *(A)	22,300	$377
Inogen Inc *	10,618	1,283
Insmed Inc *(A)	–	—
Insulet Corp *	9,869	741
Integer Holdings Corp *	31,535	1,610
Integra LifeSciences Holdings Corp *	28,439	1,500
Intersect ENT Inc *	8,859	327
Iovance Biotherapeutics Inc *	22,733	394
iRhythm Technologies Inc *	5,111	318
Juno Therapeutics Inc *	1,424	124
La Jolla Pharmaceutical Co *(A)	7,710	240
Lannett Co Inc *(A)	15,700	251
Lantheus Holdings Inc *	14,746	226
LifePoint Health Inc *	11,500	530
Ligand Pharmaceuticals Inc *	16,258	2,469
LivaNova PLC *	678	61
Loxo Oncology Inc *(A)	4,460	496
Madrigal Pharmaceuticals Inc *(A)	2,831	357
Magellan Health Inc *	16,967	1,712
Medidata Solutions Inc *	8,320	546
Meridian Bioscience Inc	3,395	47
Merit Medical Systems Inc *	6,939	316
MyoKardia Inc *	5,401	314
Myriad Genetics Inc *	4,324	140
National HealthCare Corp	311	18
Nektar Therapeutics, Cl A *	7,433	643
NeoGenomics Inc *	150,573	1,265
Neurocrine Biosciences Inc *	4,821	407
Novocure Ltd *	14,855	305
Omnicell Inc *	21,428	935
OraSure Technologies Inc *	17,250	298
Orthofix International NV *	2,114	118
Owens & Minor Inc	9,100	149
Paratek Pharmaceuticals Inc *	10,854	142
Patterson Cos Inc (A)	10,700	338
PDL BioPharma Inc *	30,887	74
PerkinElmer Inc	476	36
Phibro Animal Health Corp, Cl A	8,803	339
Pieris Pharmaceuticals Inc *	36,019	307
PRA Health Sciences Inc *	27,037	2,271
Prestige Brands Holdings Inc *	30,769	1,040
QIAGEN NV *	5,505	186
Quality Systems Inc *	2,285	29
Quidel Corp *	5,758	251
Revance Therapeutics Inc *	8,547	265
Sage Therapeutics Inc *	2,509	405
Sangamo Therapeutics Inc *	16,449	394
Sarepta Therapeutics Inc *(A)	6,284	394
Supernus Pharmaceuticals Inc *	42,971	1,672
Tabula Rasa HealthCare Inc *	9,171	296
Teladoc Inc *(A)	15,645	627
Triple-S Management Corp, Cl B *	11,456	278

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Therapeutics Corp *	2,251	$261
ViewRay Inc *(A)	33,513	279
Vocera Communications Inc *	16,950	466
WaVe Life Sciences Ltd *(A)	6,348	323
WellCare Health Plans Inc *	1,816	352
Zogenix Inc *	6,543	277

		46,892

Industrials — 15.8%
AAR Corp	1,887	80
ACCO Brands Corp	33,500	424
AGCO Corp	2,735	182
Air Lease Corp, Cl A	13,700	598
Air Transport Services Group Inc *	53,570	1,418
Aircastle Ltd	26,914	524
Alamo Group Inc	1,963	218
Alaska Air Group Inc	3,400	219
American Railcar Industries Inc (A)	5,600	209
Apogee Enterprises Inc	26,070	1,125
ArcBest Corp	16,303	540
Astronics Corp *	7,198	277
Atlas Air Worldwide Holdings Inc *	7,700	469
Barnes Group Inc	1,005	61
BMC Stock Holdings Inc *	30,230	567
Brady Corp, Cl A	34,473	1,289
Briggs & Stratton Corp	26,219	589
Brink’s Co/The	17,676	1,299
Builders FirstSource Inc *	34,178	656
BWX Technologies Inc	5,050	318
CAI International Inc *	4,426	89
Carlisle Cos Inc	1,520	156
Chart Industries Inc *	6,129	338
Continental Building Products Inc *	35,825	974
Copa Holdings SA, Cl A	485	66
Covenant Transportation Group Inc, Cl A *	3,131	81
CRA International Inc	4,129	206
Crane Co	2,464	227
CSW Industrials Inc *	1,574	72
Cubic Corp	4,745	291
Curtiss-Wright Corp	3,942	532
Deluxe Corp	41,863	2,972
Ducommun Inc *	4,188	118
Dycom Industries Inc *	6,169	674
EMCOR Group Inc	16,108	1,229
Energy Recovery Inc *(A)	–	—
Ennis Inc	36,420	710
Essendant Inc	6,900	55
Esterline Technologies Corp *	2,682	198
Exponent Inc	9,717	755
Fortress Transportation & Infrastructure Investors LLC	70,562	1,152
FreightCar America Inc	2,836	42

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GATX Corp (A)	5,600	$386
Global Brass & Copper Holdings Inc	25,841	731
Granite Construction Inc	11,772	684
H&E Equipment Services Inc	6,412	242
Hawaiian Holdings Inc	15,000	540
Healthcare Services Group Inc (A)	26,220	1,191
Herman Miller Inc	12,760	458
Hubbell Inc, Cl B	544	71
Huntington Ingalls Industries Inc	1,701	446
Hyster-Yale Materials Handling Inc	6,801	484
ICF International Inc	3,088	176
Insperity Inc	5,393	352
Interface Inc, Cl A	56,243	1,361
ITT Inc	9,557	480
JetBlue Airways Corp *	37,580	791
John Bean Technologies Corp	20,794	2,303
Kadant Inc	8,937	853
Kelly Services Inc, Cl A	21,900	646
Kennametal Inc	12,515	516
KLX Inc *	16,741	1,133
Knight-Swift Transportation Holdings Inc, Cl A (A)	7,981	384
Kornit Digital Ltd *(A)	20,180	258
Lydall Inc *	12,932	623
Macquarie Infrastructure Corp	1,955	79
ManpowerGroup Inc	2,040	242
Marten Transport Ltd	5,205	113
MasTec Inc *	22,948	1,169
Meritor Inc *	56,302	1,379
Milacron Holdings Corp *	16,456	353
Moog Inc, Cl A	1,051	88
National Presto Industries Inc (A)	607	55
Nexeo Solutions Inc *	40,057	372
Northwest Pipe Co *	27,747	486
NV5 Global Inc *	11,145	482
Old Dominion Freight Line Inc	1,888	262
On Assignment Inc *	19,744	1,514
Orbital ATK Inc	1,194	158
Oshkosh Corp	2,985	236
Owens Corning	5,124	417
Park-Ohio Holdings Corp	8,358	333
Ply Gem Holdings Inc *	17,000	367
Quad/Graphics Inc, Cl A	21,039	555
Quanta Services Inc *	1,532	53
RBC Bearings Inc *	1,848	223
Regal Beloit Corp	107	8
Roadrunner Transportation Systems Inc *	9,020	35
RPX Corp	15,278	153
Rush Enterprises Inc, Cl A *	3,944	168
Saia Inc *	4,937	359
Simpson Manufacturing Co Inc	6,011	333
SiteOne Landscape Supply Inc *(A)	13,445	926

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SkyWest Inc	7,200	$395
SP Plus Corp *	10,551	380
Sparton Corp *	1,972	45
Spirit AeroSystems Holdings Inc, Cl A	5,078	464
SPX FLOW Inc *	7,158	349
Standex International Corp	5,904	567
Steelcase Inc, Cl A	28,469	389
Teledyne Technologies Inc *	131	24
Terex Corp	17,010	706
Timken Co/The	869	38
Triumph Group Inc (A)	9,000	252
TrueBlue Inc *	5,802	158
UniFirst Corp/MA	3,802	590
Universal Forest Products Inc	20,659	680
Valmont Industries Inc	744	109
Vectrus Inc *	13,506	369
Viad Corp	3,927	204
VSE Corp	1,137	55
Wabash National Corp (A)	35,748	781
WageWorks Inc *	28,846	1,513
Watts Water Technologies Inc, Cl A	9,517	719
Wesco Aircraft Holdings Inc *	36,100	323
XPO Logistics Inc *(A)	28,698	2,825
YRC Worldwide Inc *	74,406	649

		60,610

Information Technology — 18.3%
2U Inc *	24,627	2,039
Acxiom Corp *	85,658	2,344
ADTRAN Inc	26,743	419
Alpha & Omega Semiconductor Ltd *	11,511	177
Alteryx Inc, Cl A *	9,486	324
Amkor Technology Inc *	68,780	691
Anixter International Inc *	788	60
Arrow Electronics Inc *	2,835	231
Avnet Inc	6,444	275
AVX Corp	6,486	112
Bel Fuse Inc, Cl B	10,088	175
Belden Inc	12,835	933
Benchmark Electronics Inc *	16,081	482
Blackhawk Network Holdings Inc, Cl A *	24,461	1,095
Blackline Inc *	7,403	326
Blucora Inc *	4,405	103
Booz Allen Hamilton Holding Corp, Cl A	24,683	936
CACI International Inc, Cl A *	1,037	155
CalAmp Corp *	72,089	1,687
Callidus Software Inc *	31,474	1,130
Carbonite Inc *	11,020	310
Ciena Corp *	17,200	399
Cohu Inc	26,081	522
Comtech Telecommunications Corp	1,200	27
Control4 Corp *	4,458	107

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Convergys Corp	6,585	$153
Cornerstone OnDemand Inc *	31,932	1,309
Cray Inc *	544	12
CSG Systems International Inc	9,300	434
CSRA Inc	13,910	564
DHI Group Inc *	37,500	62
Digi International Inc *	1,791	19
Diodes Inc *	5,124	154
DST Systems Inc	690	57
Ebix Inc (A)	3,979	334
Electro Scientific Industries Inc *	8,121	146
EMCORE Corp *	16,702	89
Entegris Inc	28,832	957
Envestnet Inc *	5,338	294
Etsy Inc *	14,997	380
Euronet Worldwide Inc *	5,340	453
Everbridge Inc *	44,287	1,413
EVERTEC Inc	2,000	32
Fabrinet*	16,200	488
Fair Isaac Corp	2,672	454
FireEye Inc *	149,753	2,484
First Solar Inc *	3,675	231
Five9 Inc *	65,366	1,985
FLIR Systems Inc	4,048	199
GrubHub Inc *(A)	15,017	1,493
GTT Communications Inc *(A)	8,655	447
Hackett Group Inc/The	17,400	314
HubSpot Inc *(A)	17,547	1,949
Ichor Holdings Ltd *(A)	13,560	350
Inphi Corp *(A)	20,026	556
Insight Enterprises Inc *	2,466	86
Instructure Inc *	9,237	401
j2 Global Inc (A)	12,825	949
Jabil	7,531	204
Kimball Electronics Inc *	6,173	107
Kulicke & Soffa Industries Inc *	27,500	641
Littelfuse Inc	8,547	1,773
LogMeIn Inc	16,460	1,902
ManTech International Corp/VA, Cl A	234	13
Marvell Technology Group Ltd	9,355	220
MAXIMUS Inc	12,509	838
MaxLinear Inc, Cl A *	23,645	537
Mercury Systems Inc *	24,990	1,149
Methode Electronics Inc	9,400	371
MicroStrategy Inc, Cl A *	1,460	187
MINDBODY Inc, Cl A *	21,620	771
MKS Instruments Inc	2,497	278
MoneyGram International Inc *	40,838	438
Monolithic Power Systems Inc	11,119	1,302
MuleSoft Inc, Cl A *	11,622	359
Nanometrics Inc *	1,708	45
National Instruments Corp	7,115	360

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New Relic Inc *	4,490	$322
Novanta Inc *	5,723	320
ON Semiconductor Corp *	1,650	39
Paycom Software Inc *(A)	20,602	2,038
PC Connection Inc	1,705	42
PDF Solutions Inc *	31,074	346
Perficient Inc *	44,602	868
Photronics Inc *	25,194	197
Plantronics Inc	7,000	378
Progress Software Corp	3,212	151
Proofpoint Inc *	15,634	1,675
Pure Storage Inc, Cl A *	18,047	391
Q2 Holdings Inc *	22,050	1,004
QAD Inc, Cl A	2,424	109
Qualys Inc *	5,312	393
QuinStreet Inc *	5,736	75
Rapid7 Inc *	15,093	399
RealPage Inc *	5,349	279
Ribbon Communications Inc *	9,853	64
RingCentral Inc, Cl A *	34,456	2,159
Rudolph Technologies Inc *	15,759	418
SailPoint Technologies Holding Inc *	16,061	338
Sanmina Corp *	19,202	529
ScanSource Inc *	13,507	442
Semtech Corp *	16,540	557
Silicom Ltd	3,334	211
Silicon Laboratories Inc *	3,494	327
Sykes Enterprises Inc *	19,587	569
SYNNEX Corp	483	60
Systemax Inc	11,083	317
Tech Data Corp *	9,616	994
Teradyne Inc	3,148	143
Travelport Worldwide Ltd	11,899	170
TTM Technologies Inc *	28,300	457
Tyler Technologies Inc *	5,690	1,156
Ultra Clean Holdings Inc *	18,900	364
USA Technologies Inc *	77,919	635
Varonis Systems Inc *	37,054	2,081
VASCO Data Security International Inc *	4,262	51
Virtusa Corp *	6,315	301
Vishay Intertechnology Inc	23,300	429
Vishay Precision Group Inc *	15,500	464
Web.com Group Inc *	14,000	252
Xcerra Corp *	2,821	28
XO Group Inc *	5,837	112
Zebra Technologies Corp, Cl A *	2,539	351
Zendesk Inc *	30,673	1,324
Zynga Inc, Cl A *	3,028	10

		70,141

Materials — 4.1%
A Schulman Inc	7,300	320

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AdvanSix Inc *	8,110	$335
Alcoa Corp	8,993	404
American Vanguard Corp	1,669	33
Avery Dennison Corp	723	85
Boise Cascade Co (A)	9,000	363
Cabot Corp	6,404	385
Carpenter Technology Corp	13,330	679
Clearwater Paper Corp *	5,600	211
Cleveland-Cliffs Inc *(A)	–	–
Domtar Corp (A)	9,600	430
Ferro Corp *	11,625	249
Ferroglobe *	55,400	–
FutureFuel Corp	17,863	214
Gold Resource Corp	3,308	13
Huntsman Corp	9,776	315
Ingevity Corp *	14,324	1,073
Innophos Holdings Inc	1,681	70
Kaiser Aluminum Corp	6,550	657
KMG Chemicals Inc	5,135	308
Louisiana-Pacific	4,973	142
Materion Corp	5,522	278
Minerals Technologies Inc	10,492	721
OMNOVA Solutions Inc *	6,176	62
Owens-Illinois Inc *	19,700	425
PH Glatfelter Co	15,000	306
PolyOne Corp	17,100	706
Reliance Steel & Aluminum Co	2,410	217
Schweitzer-Mauduit International Inc	8,200	322
Sensient Technologies Corp	14,110	1,015
Silgan Holdings Inc	21,678	617
Sonoco Products Co	1,682	81
Steel Dynamics Inc	4,314	200
Stepan Co	5,538	444
Summit Materials Inc, Cl A *	48,035	1,519
Tahoe Resources Inc	10,833	53
Trinseo SA	13,474	1,073
United States Steel Corp	279	12
US Concrete Inc *	16,608	1,208
Valhi Inc	6,812	39

		15,584

Real Estate — 5.3%
Acadia Realty Trust ‡	38,305	922
Agree Realty Corp ‡	14,542	685
Alexander’s Inc ‡	672	245
Alexandria Real Estate Equities Inc ‡	102	12
American Assets Trust Inc ‡	24,560	779
Armada Hoffler Properties Inc ‡	837	11
Ashford Hospitality Prime Inc ‡	4,219	36
Ashford Hospitality Trust Inc ‡	51,500	284
Camden Property Trust ‡	4,743	378
CBL & Associates Properties Inc ‡(A)	25,200	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chatham Lodging Trust ‡(A)	19,300	$351
Columbia Property Trust Inc ‡	26,745	557
CoreCivic Inc ‡	3,528	73
CorEnergy Infrastructure Trust Inc ‡(A)	10,900	391
CoreSite Realty Corp ‡	7,780	730
DCT Industrial Trust Inc ‡	1,515	84
DDR Corp ‡	50,700	395
DiamondRock Hospitality Co ‡	45,577	469
Duke Realty Corp ‡	5,526	137
Education Realty Trust Inc ‡	26,216	816
EPR Properties ‡	654	38
Equity Commonwealth *‡	34,794	1,024
First Industrial Realty Trust Inc ‡	4,631	130
Four Corners Property Trust Inc ‡	18,796	413
Franklin Street Properties Corp ‡	29,200	236
GEO Group Inc/The ‡	1,551	33
Getty Realty Corp ‡	24,955	589
Government Properties Income Trust ‡(A)	15,600	214
Healthcare Realty Trust Inc ‡	29,570	785
Hersha Hospitality Trust, Cl A ‡	25,400	427
Highwoods Properties Inc ‡	14,976	644
Hospitality Properties Trust ‡	14,498	369
InfraREIT Inc ‡	21,980	410
Invitation Homes Inc ‡	5,021	109
iStar Inc *‡	2,234	23
Jernigan Capital Inc ‡(A)	14,200	240
Jones Lang LaSalle Inc ‡	1,924	309
Kilroy Realty Corp ‡	702	48
Liberty Property Trust ‡	5,430	213
Mack-Cali Realty Corp ‡	11,600	196
MedEquities Realty Trust Inc ‡	1,139	11
Medical Properties Trust Inc ‡	80,793	991
Monmouth Real Estate Investment Corp, Cl A ‡	724	10
New Senior Investment Group Inc ‡	52,200	422
NexPoint Residential Trust Inc ‡	486	12
Park Hotels & Resorts Inc ‡	36,560	950
Pebblebrook Hotel Trust ‡(A)	20,769	706
Piedmont Office Realty Trust Inc, ClA ‡	15,700	282
Rayonier Inc ‡	659	22
Rexford Industrial Realty Inc ‡	23,155	625
Sabra Health Care ‡	21,600	365
Select Income ‡	17,900	325
Summit Hotel Properties Inc ‡	27,500	362
Sun Communities Inc ‡	304	27
Terreno Realty Corp ‡	23,450	781
Tier Inc ‡	4,868	90
Urstadt Biddle Properties Inc, Cl A ‡	1,741	31
Xenia Hotels & Resorts Inc ‡	11,205	220

		20,154

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Telecommunication Services — 0.7%
8x8 Inc *	19,321	$353
Boingo Wireless Inc *	53,074	1,405
Cincinnati Bell Inc *	32,725	529
Iridium Communications Inc *(A)	30,700	359
Telephone & Data Systems Inc	2,977	83

		2,729

Utilities — 2.3%
American States Water Co	2,223	118
Avista Corp	1,985	95
Chesapeake Utilities Corp	11,030	735
Connecticut Water Service Inc	1,076	56
El Paso Electric Co	15,100	734
Great Plains Energy Inc	4,439	129
Hawaiian Electric Industries Inc	11,755	388
IDACORP Inc	13,099	1,062
MGE Energy Inc	1,212	64
Middlesex Water Co	1,954	69
NorthWestern Corp	17,895	914
ONE Gas Inc	18,533	1,179
Pinnacle West Capital Corp	1,054	81
Portland General Electric Co	17,021	676
SJW Group	6,333	335
Southwest Gas Holdings Inc	13,969	920
Spark Energy Inc, Cl A (A)	3,800	35
UGI Corp	7,689	331
Unitil Corp	4,776	201
Vistra Energy Corp *	34,262	649
WGL Holdings Inc	1,489	124

		8,895
Total Common Stock (Cost $313,287) ($ Thousands)		373,837

	Number of Rights

RIGHTS — 0.0%
Dyax, Expires 12/31/2019	1,964	–

Kinder Morgan Escrow ‡‡	69,896	–

Media General Inc ‡‡	1,155	–

Allos Therapeutics ‡‡	81,300	–

Total Rights (Cost $—) ($ Thousands)		–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BOND — 0.0%
EBHI Holdings
5.250%, 04/01/2014 (B)(C)	$2,856	$–
Total Convertible Bond (Cost $444) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 11.3%
SEI Liquidity Fund, L.P.
1.500% **†(D)	43,517,021	43,512

Total Affiliated Partnership (Cost $43,516) ($ Thousands)		43,512

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	8,386,629	8,387

Total Cash Equivalent (Cost $8,387) ($ Thousands)		8,387

Total Investments in Securities— 111.0% (Cost $365,634) ($ Thousands)		$425,736

Percentages are based on Net Assets of $383,387 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2018. The total market value of securities on loan at February 28, 2018 was $41,833 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is in default on interest payment.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2018 was $43,512 ($ Thousands).

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$373,837	$–	$–	$373,837
Rights	–	–	–	–
Convertible Bond	–	–	–	–
Affiliated Partnership	–	43,512	–	43,512
Cash Equivalent	8,387	–	–	8,387

Total Investments in Securities	$382,224	$43,512	$–	$ 425,736

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2018	Dividend Income
SEI Liquidity Fund, L.P.	$47,636	$ 110,210	$ (114,329)	$ (1)	$ (4)	$ 43,512	$ 232
SEI Daily Income Trust, Government Fund, CI F	25,242	174,529	(191,384)	-	-	8,387	127

Totals	$72,878	$ 284,739	$ (305,713)	$ (1)	$ (4)	$ 51,899	$ 359

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.2%

Consumer Discretionary — 11.9%
1-800-Flowers.com Inc, Cl A *	16,287	$190
Adient PLC	2,152	134
American Axle & Manufacturing Holdings Inc *	2,643	39
American Public Education Inc *	5,855	180
America’s Car-Mart Inc/TX *	641	31
At Home Group Inc *(A)	20,668	612
Bassett Furniture Industries Inc	1,321	43
Big Lots Inc (A)	57,160	3,212
Bloomin’ Brands Inc	48,260	1,114
Boot Barn Holdings Inc *(A)	34,819	614
Boyd Gaming Corp (A)	12,500	442
Bridgepoint Education Inc, Cl A *	13,248	88
Brinker International Inc (A)	4,125	142
Burlington Stores Inc *	1,407	173
Caesars Entertainment Corp *	974	12
Callaway Golf Co	34,515	534
Capella Education Co	164	13
Carter’s Inc	11,844	1,382
Century Communities Inc *	27,195	809
Cheesecake Factory Inc/The (A)	72,255	3,359
Chegg Inc *(A)	31,742	632
Citi Trends Inc	16,018	355
Conn’s Inc *(A)	26,283	859
Cooper-Standard Holdings Inc *	1,979	241
Deckers Outdoor Corp *	4,955	469
Del Frisco’s Restaurant Group Inc *	9,913	165
Denny’s Corp *	3,933	59
Dick’s Sporting Goods Inc (A)	16,472	527
El Pollo Loco Holdings Inc *	4,481	44
Eldorado Resorts Inc *(A)	9,148	312
Ethan Allen Interiors Inc	2,750	65
Express Inc *	13,686	99
Extended Stay America Inc	8,425	169
Five Below *	8,372	560
Flexsteel Industries Inc	398	15
Fogo De Chao Inc *	2,685	42
Foot Locker Inc	454	21
Gentherm Inc *	61,185	1,885
G-III Apparel Group Ltd *	14,683	542
Golden Entertainment Inc *	5,632	157
Goodyear Tire & Rubber Co/The	5,787	167
Graham Holdings Co, Cl B	225	131
Grand Canyon Education Inc *	22,616	2,220
H&R Block	3,882	98
Hamilton Beach Brands Holding Co, Cl A	491	12
Haverty Furniture Cos Inc	8,092	165
Helen of Troy Ltd *	8,628	777
Horizon Global Corp *	50,193	414
Jack in the Box Inc	6,293	567
John Wiley & Sons Inc, Cl A	718	46

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Johnson Outdoors Inc, Cl A	1,510	$93
K12 Inc *	14,891	222
Kimball International Inc, Cl B	6,837	112
Kohl’s Corp	1,910	126
La-Z-Boy Inc, Cl Z	10,204	313
Lear Corp	3,631	677
Lennar Corp, Cl B	1	—
LGI Homes Inc *(A)	424	24
Liberty Expedia Holdings Inc, Cl A *	876	34
M/I Homes Inc *	4,922	143
Malibu Boats Inc, Cl A *	20,044	642
Marriott Vacations Worldwide Corp	752	106
MDC Holdings Inc	5,001	138
MDC Partners Inc, Cl A *	2,270	18
Michael Kors Holdings Ltd *	4,704	296
Michaels Cos Inc/The *	21,520	495
Modine Manufacturing Co *	23,979	552
Monarch Casino & Resort Inc *	1,652	70
Monro Inc (A)	22,821	1,162
MSG Networks Inc *	2,497	61
Murphy USA Inc *(A)	22,300	1,675
NACCO Industries Inc, Cl A	941	39
National CineMedia Inc	114,321	861
New Home Co Inc/The *	3,094	35
New York Times Co/The, Cl A (A)	24,306	586
Nexstar Media Group Inc, Cl A (A)	16,306	1,165
Ollie’s Bargain Outlet Holdings Inc *	8,178	485
Oxford Industries Inc	7,478	598
Perry Ellis International Inc *	2,933	78
PICO Holdings Inc	3,005	37
Planet Fitness Inc, Cl A *	19,687	728
Playa Hotels & Resorts NV *	84,829	855
PlayAGS Inc *(A)	24,152	500
Pool Corp	3,806	525
RCI Hospitality Holdings Inc	4,387	119
Red Robin Gourmet Burgers Inc *	6,121	328
Roku Inc, Cl A *(A)	10,532	429
Sally Beauty Holdings Inc *(A)	112,821	1,900
Shoe Carnival Inc	1,503	35
Shutterfly Inc *	9,484	728
Signet Jewelers Ltd (A)	28,815	1,449
Skechers U.S.A. Inc, Cl A *	44,908	1,838
Steven Madden Ltd	14,930	655
Stoneridge Inc *	11,587	252
Tailored Brands Inc	14,153	331
Tenneco Inc	9,580	503
Tilly’s Inc, Cl A	11,703	153
TopBuild Corp *	8,011	558
Tower International Inc	15,933	416
tronc Inc *	3,745	72

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Under Armour Inc, Cl C *(A)	37,332	$562
Unifi Inc *	321	11
Urban Outfitters Inc *	9,040	319
Vera Bradley Inc *	7,116	72
Vista Outdoor Inc *	24,907	429
Visteon Corp *	4,100	508
Weight Watchers International Inc *(A)	7,689	520
William Lyon Homes, Cl A *	13,383	338
Wolverine World Wide Inc	21,125	619
World Wrestling Entertainment Inc, Cl A (A)	16,474	628
ZAGG Inc *	22,989	346

		52,507

Consumer Staples — 2.2%
Andersons Inc/The	21,545	755
B&G Foods Inc, Cl A (A)	18,965	525
Casey’s General Stores Inc (A)	6,560	737
Central Garden & Pet Co, Cl A *	13,360	484
Darling Ingredients Inc *	45,151	821
Energizer Holdings Inc (A)	19,455	1,060
Fresh Del Monte Produce Inc	1,755	82
Hain Celestial Group Inc/The *(A)	32,667	1,136
Hostess Brands Inc, Cl A *(A)	100,448	1,230
Ingredion Inc	2,737	358
Lamb Weston Holdings Inc	5,921	320
Medifast Inc	6,615	422
Nu Skin Enterprises Inc, Cl A	499	35
Performance Food Group Co *	16,835	516
Pilgrim’s Pride Corp *(A)	1,396	35
Sanderson Farms Inc (A)	3,607	444
Seaboard Corp	31	126
Snyder’s-Lance Inc	1,850	92
TreeHouse Foods Inc *	16,394	623

		9,801

Energy — 3.4%
Abraxas Petroleum Corp *	12,897	28
Arch Coal Inc	7,400	708
Bonanza Creek Energy Inc *	444	12
C&J Energy Services Inc *	6,985	168
Callon Petroleum Co *(A)	50,464	533
Carrizo Oil & Gas Inc *	48,530	682
CONSOL Energy Inc *	1,242	39
Diamondback Energy Inc *	1,624	202
Evolution Petroleum Corp	75,163	605
Gulfport Energy Corp *	287,146	2,785
HollyFrontier Corp	290	12
Matador Resources Co *	21,334	616
Matrix Service Co *	5,294	76
Midstates Petroleum Co Inc *	10,326	139
Murphy Oil Corp	973	25
Overseas Shipholding Group Inc, Cl A *	40,304	71

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Par Pacific Holdings Inc *	709	$12
PBF Energy Inc, Cl A (A)	70,915	2,079
Penn Virginia Corp *	3,131	117
ProPetro Holding Corp *(A)	30,694	495
Range Resources Corp (A)	55,225	734
REX American Resources Corp *	2,948	238
RigNet Inc *	24,512	328
SandRidge Energy Inc *	4,835	68
Select Energy Services Inc, Cl A *(A)	21,564	310
Solaris Oilfield Infrastructure Inc, Cl A *	23,943	403
Southwestern Energy Co *	194,560	695
SRC Energy Inc *(A)	71,939	638
W&T Offshore Inc *	19,468	76
Whiting Petroleum Corp *(A)	52,656	1,433
WildHorse Resource Development Corp *(A)	28,125	478
World Fuel Services Corp	10,903	249

		15,054

Financials — 17.7%
1st Source Corp	3,077	152
AGNC Investment Corp ‡	7,081	127
American Equity Investment Life Holding Co	125,310	3,836
American Financial Group Inc/OH	2,776	313
AMERISAFE Inc	487	27
Argo Group International Holdings Ltd	5,788	337
Arlington Asset Investment Corp, Cl A (A)	2,897	31
Assurant Inc	254	22
Assured Guaranty Ltd	13,873	480
Avista Healthcare Public Acquisition Corp, Cl A *	63,882	632
Axis Capital Holdings Ltd	3,152	156
Banc of California Inc (A)	15,343	306
BancFirst Corp	2,290	122
Bancorp Inc/The *	73,281	775
Bank of Marin Bancorp	1,533	101
Bank of NT Butterfield & Son Ltd/The	39,280	1,792
BankUnited Inc	122,349	4,921
Banner Corp	148	8
BGC Partners Inc, Cl A	15,912	210
Blackstone Mortgage Trust Inc, Cl A ‡	40,642	1,262
Bryn Mawr Bank Corp	961	42
Camden National Corp	1,650	70
Carolina Financial Corp	6,527	253
Cathay General Bancorp	1,004	41
CenterState Bank Corp	4,712	128
Central Pacific Financial Corp	6,554	183
Chemical Financial Corp	17,289	954
Chimera Investment Corp ‡	4,437	74
City Holding Co	1,627	110
CNO Financial Group Inc	138,170	3,114
CoBiz Financial Inc	1,505	29
Commerce Bancshares Inc/MO	4,134	239

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Community Trust Bancorp Inc	3,097	$135
Cowen Inc, Cl A *(A)	81,620	1,171
Credit Acceptance Corp *(A)	1,423	448
Customers Bancorp Inc *	4,832	142
Dime Community Bancshares Inc	9,986	180
E*TRADE Financial Corp *	4,329	226
Eagle Bancorp Inc *	13,649	833
East West Bancorp Inc	1,203	79
Employers Holdings Inc	4,769	187
Enstar Group Ltd *	972	192
Enterprise Financial Services Corp	7,138	334
Erie Indemnity Co, Cl A	250	29
Essent Group Ltd *	12,270	553
Everest Re Group Ltd	2,179	524
FB Financial Corp *	3,084	122
Federal Agricultural Mortgage Corp, Cl C	2,734	208
Federated Investors Inc, Cl B (A)	9,522	310
Fidelity Southern Corp	393	9
Financial Engines Inc (A)	38,004	1,273
Financial Institutions Inc	3,586	110
First BanCorp/Puerto Rico *	5,703	34
First Bancorp/Southern Pines NC	725	25
First Busey Corp	1,963	58
First Citizens BancShares Inc/NC, Cl A	737	300
First Commonwealth Financial Corp	214,453	2,996
First Defiance Financial Corp	6,977	371
First Financial Corp/IN	3,288	141
First Foundation Inc *	842	15
First Horizon National Corp	60,679	1,156
First Interstate BancSystem Inc, Cl A	1,064	42
First Merchants Corp	1,926	80
First of Long Island Corp/The	904	25
Flushing Financial Corp	4,246	113
FNB Corp/PA	385,788	5,409
Franklin Financial Network Inc *	494	15
Genworth Financial Inc, Cl A *	10,524	29
Great Southern Bancorp Inc	2,842	138
Great Western Bancorp Inc	73,316	2,998
Green Dot Corp, Cl A *	9,809	639
Greenlight Capital Re Ltd, Cl A *	3,027	50
Guaranty Bancorp	1,375	38
Hanmi Financial Corp	4,232	129
Hanover Insurance Group Inc/The	11,308	1,220
Heartland Financial USA Inc	3,945	210
Hercules Capital	69,472	837
Heritage Commerce Corp	7,271	115
Heritage Financial Corp/WA	19,185	571
Hilltop Holdings Inc	1,414	34
Home BancShares Inc/AR	12,047	277
HomeStreet Inc *	7,658	220
Horizon Bancorp/IN	1,846	52
IBERIABANK Corp	16,287	1,316

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Independent Bank Corp/MI	10,382	$237
Infinity Property & Casualty Corp	1,299	153
International Bancshares Corp	1,756	68
INTL. FCStone Inc *	4,340	172
Investment Technology Group Inc	1,202	24
Investors Bancorp Inc	2,731	37
James River Group Holdings Ltd	1,518	50
Lakeland Bancorp Inc	643	12
Lakeland Financial Corp	1,763	80
LendingTree Inc *(A)	1,595	556
LPL Financial Holdings Inc	10,741	690
MB Financial Inc	23,077	946
Mercantile Bank Corp	1,788	59
Meridian Bancorp Inc	611	12
MFA Financial Inc ‡	8,540	61
MGIC Investment Corp *	27,626	381
Midland States Bancorp Inc	260	8
National Bank Holdings Corp, Cl A	578	19
National Commerce Corp *	737	32
National General Holdings Corp	151,398	3,479
National Western Life Group Inc, Cl A	508	155
New Residential Investment Corp ‡	5,747	93
OFG Bancorp (A)	328,948	3,536
One Madison Corp *	88,697	883
Oppenheimer Holdings Inc, Cl A	857	23
Oritani Financial Corp	3,626	57
Peapack Gladstone Financial Corp	3,651	120
PennantPark Investment Corp	89,443	622
PennyMac Financial Services Inc, Cl A *	8,600	200
PJT Partners Inc	4,551	218
Popular Inc	5,586	235
Preferred Bank/Los Angeles CA	8,665	540
QCR Holdings Inc	3,363	147
Radian Group Inc	6,817	140
Regional Management Corp *	5,602	168
Reinsurance Group of America Inc, Cl A	2,307	355
RenaissanceRe Holdings Ltd	1,036	133
S&T Bancorp Inc	611	24
Safety Insurance Group Inc	1,827	130
Sandy Spring Bancorp Inc	2,290	89
Santander Consumer USA Holdings Inc	1,614	26
Seacoast Banking Corp of Florida *	1,294	34
Starwood Property Trust Inc ‡	3,784	77
State Bank Financial Corp	1,607	47
Sterling Bancorp/DE	66,120	1,537
Stewart Information Services Corp	2,667	107
Stock Yards Bancorp Inc	291	10
Synovus Financial Corp	8,297	409
TCF Financial Corp	45,754	1,020
Third Point Reinsurance Ltd *	27,128	377
Tompkins Financial Corp	161	12
Torchmark Corp	4,872	416

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TPG Pace Energy Holdings Corp *	87,472	$892
TPG Pace Holdings Corp *	83,982	869
TriCo Bancshares	3,357	125
TriState Capital Holdings Inc *	1,687	38
Triumph Bancorp Inc *	1,965	80
Trupanion Inc *(A)	13,865	411
TrustCo Bank Corp NY	18,269	155
Two Harbors Investment Corp ‡	4,242	62
Umpqua Holdings Corp	164,480	3,505
United Community Banks Inc/GA	2,388	74
United Financial Bancorp Inc	849	13
United Fire Group Inc	379	17
Universal Insurance Holdings Inc	10,692	313
Univest Corp of Pennsylvania	33,363	914
Validus Holdings Ltd	16,616	1,124
Virtu Financial Inc, Cl A (A)	24,141	717
Voya Financial Inc	4,010	205
Walker & Dunlop Inc	3,634	176
Waterstone Financial Inc	6,867	118
Western Alliance Bancorp *	2,300	134
White Mountains Insurance Group Ltd	56	45
Wintrust Financial Corp	5,664	479
WisdomTree Investments Inc	89,201	857
World Acceptance Corp *	422	45
Zions Bancorporation (A)	3,679	202

		78,151

Health Care — 13.2%
Abaxis Inc	8,781	585
Acadia Healthcare Co Inc *(A)	7,785	297
Accelerate Diagnostics Inc *(A)	21,628	569
Albireo Pharma Inc *	12,906	436
AMAG Pharmaceuticals Inc *(A)	25,534	537
AMN Healthcare Services Inc *(A)	9,174	511
Analogic Corp	2,775	232
Argenx SE ADR	6,416	492
Array BioPharma Inc *	36,727	636
Atara Biotherapeutics Inc *(A)	12,839	495
Avexis Inc *	4,305	533
AxoGen Inc *	17,832	521
BioTelemetry Inc *(A)	26,541	857
Bluebird Bio Inc *	4,172	839
Blueprint Medicines Corp *	6,081	526
Catalyst Pharmaceuticals Inc *	127,500	407
Charles River Laboratories International Inc *	8,886	947
Chimerix Inc *	102,366	498
Collegium Pharmaceutical Inc *(A)	23,006	552
Concert Pharmaceuticals Inc *	10,992	241
CONMED Corp	10,372	628
Cooper Cos Inc/The	261	60
CryoLife Inc *	27,397	519

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cutera Inc *	11,838	$533
Cymabay Therapeutics Inc *	48,491	722
DBV Technologies SA ADR *(A)	20,975	448
DexCom Inc *(A)	12,460	700
Emergent BioSolutions Inc *	3,349	166
Enanta Pharmaceuticals Inc *	2,239	176
Encompass Health Corp	22,741	1,211
Endologix Inc *(A)	102,030	410
Entellus Medical *	12,516	300
Envision Healthcare Corp *(A)	30,248	1,165
Esperion Therapeutics Inc *(A)	9,267	745
Global Blood Therapeutics Inc *	10,168	596
Globus Medical Inc, Cl A *	13,148	626
GlycoMimetics Inc *(A)	28,964	666
Haemonetics Corp *	10,143	719
HealthEquity Inc *	13,376	770
HealthStream Inc *	16,868	408
Heron Therapeutics Inc *(A)	47,715	971
ImmunoGen Inc *	51,703	574
Immunomedics Inc *(A)	34,394	582
Inogen Inc *	4,134	499
Insulet Corp *	14,230	1,069
Integra LifeSciences Holdings Corp *	9,639	508
Intersect ENT Inc *	15,766	581
Iovance Biotherapeutics Inc *	40,456	702
iRhythm Technologies Inc *	9,096	565
Juno Therapeutics Inc *	1,605	139
Lannett Co Inc *(A)	154,721	2,476
Lantheus Holdings Inc *	18,139	278
Ligand Pharmaceuticals Inc *	7,894	1,199
LivaNova PLC *	959	86
Luminex Corp	594	12
Madrigal Pharmaceuticals Inc *(A)	5,039	635
Magellan Health Inc *	6,540	660
Medidata Solutions Inc *	9,398	617
Medpace Holdings Inc *	1,822	58
Meridian Bioscience Inc	5,503	77
Merit Medical Systems Inc *	21,923	998
Mersana Therapeutics Inc *(A)	27,674	479
Molina Healthcare Inc *(A)	10,440	755
MyoKardia Inc *	9,610	559
Myriad Genetics Inc *	4,715	153
National HealthCare Corp	435	26
Natus Medical Inc *	16,395	511
Nektar Therapeutics, Cl A *	13,229	1,145
NeoGenomics Inc *(A)	51,035	429
Neurocrine Biosciences Inc *	8,581	724
Nevro Corp *	7,743	628
Novocure Ltd *	26,436	543
Omnicell Inc *	5,360	234
Orthofix International NV *	3,296	185
Pacific Biosciences of California Inc *(A)	166,764	397

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paratek Pharmaceuticals Inc *	3,679	$48
Patterson Cos Inc (A)	23,128	730
PDL BioPharma Inc *	39,742	95
PerkinElmer Inc	818	62
Phibro Animal Health Corp, Cl A	10,353	398
Pieris Pharmaceuticals Inc *	64,088	546
PRA Health Sciences Inc *	4,552	382
Prestige Brands Holdings Inc *(A)	76,496	2,586
QIAGEN NV *	5,508	186
Quality Systems Inc *	7,357	92
Quidel Corp *	10,248	447
Revance Therapeutics Inc *(A)	31,928	988
Rhythm Pharmaceuticals Inc *(A)	18,175	470
Sage Therapeutics Inc *	4,466	721
Sangamo Therapeutics Inc *	29,273	701
Sarepta Therapeutics Inc *(A)	11,183	702
Supernus Pharmaceuticals Inc *	11,297	439
Syneos Health Inc, Cl A *	27,423	1,149
Tabula Rasa HealthCare Inc *	16,321	527
Teladoc Inc *(A)	13,071	524
Triple-S Management Corp, Cl B *	13,349	324
United Therapeutics Corp *	2,418	280
ViewRay Inc *(A)	59,641	496
Viking Therapeutics Inc *	61,114	383
WaVe Life Sciences Ltd *(A)	24,319	1,239
WellCare Health Plans Inc *	1,953	379
Xencor Inc *(A)	21,126	647
Zogenix Inc *	11,645	494

		58,368

Industrials — 18.4%
AAR Corp	3,544	151
ABM Industries Inc	21,746	765
ACCO Brands Corp	92,355	1,168
Actuant Corp, Cl A	21,694	492
AECOM *	40,525	1,439
AGCO Corp	2,089	139
Aircastle Ltd	2,067	40
Alamo Group Inc	2,518	280
Alaska Air Group Inc	209	13
Altra Industrial Motion Corp	11,593	503
Apogee Enterprises Inc (A)	49,841	2,150
ArcBest Corp	6,005	199
Atlas Air Worldwide Holdings Inc *	55,460	3,375
Axon Enterprise Inc *(A)	36,928	1,286
Barnes Group Inc	675	41
BMC Stock Holdings Inc *	10,914	205
Briggs & Stratton Corp	8,582	193
Brink’s Co/The	5,991	440
Builders FirstSource Inc *	29,859	573
BWX Technologies Inc	8,987	566
CAI International Inc *	6,675	135

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carlisle Cos Inc	1,491	$153
Chart Industries Inc *	10,905	601
Cimpress NV *(A)	5,870	955
Clean Harbors Inc *	52,198	2,606
Copa Holdings SA, Cl A	779	106
Covenant Transportation Group Inc, Cl A *	5,018	130
CRA International Inc	3,030	151
Crane Co	2,857	264
CSW Industrials Inc *	1,749	80
Cubic Corp	8,445	519
Curtiss-Wright Corp	6,392	863
Deluxe Corp	7,973	566
Ducommun Inc *	2,171	61
Dycom Industries Inc *(A)	2,352	257
Echo Global Logistics Inc *	1,435	38
EMCOR Group Inc	14,017	1,070
Ennis Inc	13,409	261
EnPro Industries Inc	11,783	854
Esterline Technologies Corp *	3,480	257
Federal Signal Corp	719	15
Forrester Research Inc	14,337	581
Fortress Transportation & Infrastructure Investors LLC	23,997	392
Forward Air Corp	19,487	1,052
FreightCar America Inc	1,544	23
Generac Holdings Inc *	15,703	698
Global Brass & Copper Holdings Inc	13,410	380
Gorman-Rupp Co/The	1,113	30
Graham Corp	27,666	559
Granite Construction Inc	3,990	232
H&E Equipment Services Inc	11,413	430
Hawaiian Holdings Inc	1,139	41
Heartland Express Inc (A)	70,707	1,380
Heidrick & Struggles International Inc	389	10
Heritage-Crystal Clean Inc *	96,020	1,920
Herman Miller Inc	3,344	120
Hexcel Corp	14,616	983
Hubbell Inc, Cl B	722	95
Hudson Technologies Inc *(A)	97,176	593
Huntington Ingalls Industries Inc	1,830	479
Huron Consulting Group Inc *	18,573	650
Hyster-Yale Materials Handling Inc	2,367	169
ICF International Inc	3,596	205
IES Holdings Inc *	241	4
InnerWorkings Inc *	159,920	1,476
Insperity Inc	9,596	627
Insteel Industries Inc (A)	40,000	1,130
ITT Inc	20,596	1,034
Jacobs Engineering Group Inc	793	48
JetBlue Airways Corp *	99,172	2,088
John Bean Technologies Corp	10,195	1,129
Kadant Inc	5,127	489

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kelly Services Inc, Cl A	625	$18
Kennametal Inc	31,177	1,285
Kirby Corp *	25,360	1,902
KLX Inc *	9,629	652
Knight-Swift Transportation Holdings Inc,
Cl A (A)	14,203	684
Korn/Ferry International	26,052	1,092
LB Foster Co, Cl A *	25,103	656
Lydall Inc *	9,670	466
Macquarie Infrastructure Corp	1,501	61
ManpowerGroup Inc	1,858	220
Marten Transport Ltd	8,978	194
Masonite International Corp *	7,765	474
MasTec Inc *	7,778	396
Matthews International Corp, Cl A	13,219	677
McGrath RentCorp	696	35
Meritor Inc *	40,398	990
Milacron Holdings Corp *	75,720	1,623
Moog Inc, Cl A	1,906	160
MSC Industrial Direct Co Inc, Cl A	12,496	1,093
Multi-Color Corp (A)	26,183	1,659
National Presto Industries Inc (A)	1,193	108
Nexeo Solutions Inc *	6,388	59
Old Dominion Freight Line Inc	2,160	300
On Assignment Inc *	31,489	2,415
Orbital ATK Inc	1,233	163
Oshkosh Corp	2,944	232
Owens Corning	5,108	415
Park-Ohio Holdings Corp	551	22
Proto Labs Inc *(A)	6,348	692
Quanta Services Inc *	2,320	80
RBC Bearings Inc *	3,290	396
Regal Beloit Corp	12,783	924
Resources Connection Inc	813	13
Ritchie Bros Auctioneers Inc	20,816	674
Roadrunner Transportation Systems Inc *	3,953	15
RPX Corp	17,917	180
Rush Enterprises Inc, Cl A *	5,741	244
Saia Inc *	8,787	638
Sensata Technologies Holding NV *	1,065	56
Simpson Manufacturing Co Inc	10,698	592
SiteOne Landscape Supply Inc *(A)	8,605	592
Snap-on Inc	120	19
SP Plus Corp *	58,312	2,099
Sparton Corp *	1,345	30
Spirit AeroSystems Holdings Inc, Cl A	4,339	396
SPX FLOW Inc *	12,736	621
Standex International Corp	11,973	1,151
Steelcase Inc, Cl A	3,327	45
Team Inc *(A)	59,046	965
Teledyne Technologies Inc *	398	74
Tennant Co (A)	22,184	1,429

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tetra Tech Inc	7,945	$389
Timken Co/The	1,158	51
Titan Machinery Inc *	2,467	49
TriMas Corp *	30,932	801
TriNet Group Inc *	50,796	2,396
Triumph Group Inc (A)	39,748	1,111
TrueBlue Inc *	38,658	1,052
Universal Forest Products Inc	1,037	34
Valmont Industries Inc	794	117
Vectrus Inc *	9,889	270
Viad Corp	2,609	136
VSE Corp	1,171	57
Wabash National Corp	9,468	207
WageWorks Inc *	9,777	513
Watts Water Technologies Inc, Cl A	3,063	231
Werner Enterprises Inc	1,463	55
XPO Logistics Inc *	6,367	627
YRC Worldwide Inc *	28,635	250

		81,329

Information Technology — 16.9%
2U Inc *(A)	21,341	1,767
3D Systems Corp *(A)	53,100	504
Actua Corp	39,640	44
Acxiom Corp *	15,894	435
ADTRAN Inc	7,389	116
Alpha & Omega Semiconductor Ltd *	11,254	173
Alteryx Inc, Cl A *(A)	16,877	577
American Software Inc/GA, Cl A	47,478	591
Amkor Technology Inc *	11,767	118
Anixter International Inc *	971	73
Arrow Electronics Inc *	4,316	352
Avnet Inc	7,431	317
AVX Corp	8,410	146
AXT Inc *	5	—
Benchmark Electronics Inc *	10,230	307
Benefitfocus Inc *(A)	19,573	474
Blackhawk Network Holdings Inc, Cl A *	23,807	1,065
Blackline Inc *	20,456	900
Blucora Inc *	5,013	117
CACI International Inc, Cl A *	6,331	944
CalAmp Corp *	24,434	572
Callidus Software Inc *	36,742	1,319
Carbonite Inc *(A)	62,655	1,764
Cargurus Inc, Cl A *(A)	7,135	230
ChannelAdvisor Corp *	54,802	485
Cohu Inc	11,905	238
comScore Inc *	16,518	363
Comtech Telecommunications Corp	2,612	58
Control4 Corp *	6,750	162
Convergys Corp	4,822	112
Cornerstone OnDemand Inc *	11,626	477

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cray Inc *	1,778	$39
CSRA Inc	32,547	1,319
CTS Corp	39,730	1,021
CyberArk Software Ltd *(A)	14,582	722
Cypress Semiconductor Corp (A)	43,766	765
Descartes Systems Group Inc/The *	23,662	626
Diebold Nixdorf Inc (A)	30,690	482
Digi International Inc *	1,834	19
Diodes Inc *	4,449	134
DST Systems Inc	580	48
Ebix Inc (A)	7,081	594
Electro Scientific Industries Inc *	10,718	192
EMCORE Corp *	15,560	82
Entegris Inc	18,691	621
Envestnet Inc *	26,950	1,485
Etsy Inc *	26,683	675
Euronet Worldwide Inc *	4,579	389
Everbridge Inc *	45,433	1,450
EVERTEC Inc	5,064	82
Fair Isaac Corp	4,756	808
Finisar Corp *(A)	113,185	2,037
FireEye Inc *(A)	50,757	842
First Solar Inc *	3,767	237
Five9 Inc *	39,417	1,197
FLIR Systems Inc	6,305	310
GrubHub Inc *(A)	8,715	866
GTT Communications Inc *(A)	15,402	795
HubSpot Inc *	6,703	744
Insight Enterprises Inc *	3,203	112
Instructure Inc *	16,439	713
Integrated Device Technology Inc *	105,710	3,207
Jabil	8,747	237
Kimball Electronics Inc *	5,365	93
Littelfuse Inc	2,674	555
LivePerson Inc *	79,095	1,143
MACOM Technology Solutions Holdings Inc *(A)	82,374	1,758
ManTech International Corp/VA, Cl A	1,301	73
Marvell Technology Group Ltd	13,397	315
MAXIMUS Inc	4,240	284
Mellanox Technologies Ltd *	7,008	482
Mesa Laboratories Inc (A)	3,351	439
MicroStrategy Inc, Cl A *	2,344	300
MINDBODY Inc, Cl A *(A)	15,858	565
MKS Instruments Inc	4,444	495
MoneyGram International Inc *	19,568	210
Monolithic Power Systems Inc	3,628	425
MuleSoft Inc, Cl A *	20,679	639
Nanometrics Inc *	3,847	102
National Instruments Corp	12,660	640
NCR Corp *	33,330	1,100
New Relic Inc *	15,179	1,090

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Novanta Inc *	10,185	$569
NVE Corp	207	14
ON Semiconductor Corp *	3,390	81
Paycom Software Inc *(A)	6,570	650
PC Connection Inc	1,269	32
PDF Solutions Inc *	9,290	103
Perficient Inc *	18,869	367
Photronics Inc *	29,554	231
Presidio Inc *(A)	64,566	944
Progress Software Corp	3,205	150
Proofpoint Inc *	5,299	568
Pure Storage Inc, Cl A *	32,117	696
QAD Inc, Cl A	23,415	1,054
Qualys Inc *	9,454	700
QuinStreet Inc *	8,541	112
Rapid7 Inc *	26,860	709
RealPage Inc *	28,700	1,500
Ribbon Communications Inc *	4,812	31
RingCentral Inc, Cl A *	11,900	746
Rudolph Technologies Inc *	16,554	440
SailPoint Technologies Holding Inc *	28,577	601
Sanmina Corp *	2,265	62
ScanSource Inc *	4,472	146
Semtech Corp *	12,678	427
Shutterstock Inc *(A)	30,646	1,540
Silicom Ltd	5,934	376
Silicon Laboratories Inc *	6,218	581
Stratasys Ltd *(A)	41,983	765
Super Micro Computer Inc *(A)	73,435	1,329
Sykes Enterprises Inc *	8,272	240
Synaptics Inc *(A)	23,120	1,074
SYNNEX Corp	496	61
Systemax Inc	16,632	475
Tech Data Corp *	1,001	103
Teradyne Inc	5,224	237
Travelport Worldwide Ltd	15,021	214
USA Technologies Inc *	62,321	508
Varonis Systems Inc *	10,809	607
VASCO Data Security International Inc *	5,977	72
VeriFone Systems Inc *	203,274	3,374
Viavi Solutions Inc *	91,852	884
Virtusa Corp *	11,239	536
Vishay Intertechnology Inc	1,254	23
Xcerra Corp *	1,661	17
XO Group Inc *	68,960	1,329
Zebra Technologies Corp, Cl A *	4,519	624
Zendesk Inc *	17,353	749
Zynga Inc, Cl A *	6,242	22

		75,031

Materials — 3.3%
AdvanSix Inc *	11,527	477

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alcoa Corp	10,111	$455
Allegheny Technologies Inc *(A)	33,361	864
American Vanguard Corp	1,888	37
Avery Dennison Corp	868	103
Cabot Corp	1,402	84
Commercial Metals Co	18,395	447
Ferro Corp *	20,688	443
Ferroglobe *	2,398	—
FutureFuel Corp	16,541	198
Gold Resource Corp	2,365	10
HB Fuller Co	12,536	632
Huntsman Corp	18,424	595
Ingevity Corp *	14,489	1,085
Innophos Holdings Inc	3,796	158
KMG Chemicals Inc	19,248	1,154
Louisiana-Pacific	5,773	165
LSB Industries Inc *(A)	87,563	654
Materion Corp	7,048	355
Olin Corp	14,716	478
OMNOVA Solutions Inc *	6,053	61
Owens-Illinois Inc *	75,923	1,637
Reliance Steel & Aluminum Co	3,390	306
Silgan Holdings Inc	19,370	551
Sonoco Products Co	11,291	542
Steel Dynamics Inc	5,512	255
Stepan Co	404	32
Summit Materials Inc, Cl A *	14,051	444
SunCoke Energy Inc *	1,240	13
Tahoe Resources Inc	6,170	30
Tredegar Corp	737	12
Trinseo SA	3,103	247
United States Steel Corp	323	14
US Concrete Inc *(A)	5,629	409
Valhi Inc	5,667	32
Valvoline Inc	42,256	968
WR Grace & Co	13,076	865

		14,812

Real Estate — 2.3%
Agree Realty Corp ‡	2,561	121
Alexander & Baldwin Inc ‡	660	14
Alexander’s Inc ‡	493	180
Alexandria Real Estate Equities Inc ‡(A)	677	82
Armada Hoffler Properties Inc ‡	2,880	38
Camden Property Trust ‡	4,429	353
Cedar Realty Trust Inc	3,045	12
Columbia Property Trust Inc ‡	43,621	909
CoreCivic Inc ‡	2,417	50
Corporate Office Properties Trust ‡	30,118	752
DCT Industrial Trust Inc ‡	1,187	66
DiamondRock Hospitality Co ‡	1,796	18
Duke Realty Corp ‡	7,294	181

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Education Realty Trust Inc ‡	20,473	$637
EPR Properties ‡	2,022	116
Equity Commonwealth *‡	11,277	332
First Industrial Realty Trust Inc ‡	5,089	143
FirstService Corp	7,597	529
Four Corners Property Trust Inc ‡	22,584	496
GEO Group Inc/The ‡	2,071	44
Getty Realty Corp ‡	10,268	242
Highwoods Properties Inc ‡	1,555	67
Hospitality Properties Trust ‡	1,779	45
InfraREIT Inc ‡	8,125	151
Invitation Homes Inc ‡	6,474	141
iStar Inc *‡	6,463	65
Jernigan Capital Inc ‡(A)	21,878	369
Jones Lang LaSalle Inc ‡	1,330	214
Kilroy Realty Corp ‡	2,237	152
Lexington Realty Trust ‡	50,214	400
Liberty Property Trust ‡	5,582	219
MedEquities Realty Trust Inc ‡	3,427	33
Medical Properties Trust Inc ‡	27,384	336
Monmouth Real Estate Investment Corp, Cl A ‡	5,238	74
National Retail Properties Inc ‡	1,162	43
National Storage Affiliates Trust ‡	32,291	792
NexPoint Residential Trust Inc ‡	906	22
Park Hotels & Resorts Inc ‡	43,310	1,126
Rayonier Inc ‡	3,288	112
Sun Communities Inc ‡	1,143	100
Sunstone Hotel Investors Inc ‡	3,316	48
Tier Inc ‡	3,855	72
Urstadt Biddle Properties Inc, Cl A ‡	3,589	63
Xenia Hotels & Resorts Inc ‡	11,021	217

		10,176

Telecommunication Services — 0.5%
8x8 Inc *	34,376	627
Boingo Wireless Inc *	34,871	923
Cogent Communications Holdings Inc	10,657	457
Telephone & Data Systems Inc	2,205	62

		2,069

Utilities — 1.4%
American States Water Co	3,061	163
Avista Corp	1,380	66
Black Hills Corp (A)	8,976	456
Connecticut Water Service Inc	1,479	76
Great Plains Energy Inc	3,356	98
Hawaiian Electric Industries Inc	27,892	919
IDACORP Inc	7,429	602
MGE Energy Inc	2,801	147
Middlesex Water Co	2,745	97
NorthWestern Corp	2,243	115

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONE Gas Inc	5,991	$381
Pinnacle West Capital Corp	2,455	189
Portland General Electric Co	32,747	1,301
SJW Group	4,951	262
UGI Corp	10,361	446
Unitil Corp	4,325	182
Vistra Energy Corp *	36,243	687
WGL Holdings Inc	987	82

		6,269
Total Common Stock (Cost $360,679) ($ Thousands)		403,567

EXCHANGE TRADED FUND — 0.0%

Funds — 0.0%
iShares Russell 2000 ETF	1,627	245

Total Exchange Traded Fund (Cost $248) ($ Thousands)		245

	Number of Warrants

WARRANT — 0.0%
Avista Healthcare Public Acquisition Corp, Expires 12/02/2021 Strike Price $6 *	71,304	21

Total Warrant (Cost $1) ($ Thousands)		21

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Dyax ‡‡	3,929	$–

Media General Inc ‡‡	3,306	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 18.5%
SEI Liquidity Fund, L.P.
1.500% **†(B)	81,880,720	81,874

Total Affiliated Partnership (Cost $81,880) ($ Thousands)		81,874

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	18,727,051	18,727

Total Cash Equivalent (Cost $18,727) ($ Thousands)		18,727

Total Investments in Securities— 113.9% (Cost $461,535) ($ Thousands)		$504,434

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	325	Mar-2018	$ 24,730	$ 24,557	$ (173)

Percentages are based on Net Assets of $442,640 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2018. The total market value of securities on loan at February 28, 2018 was $78,736 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2018 was $85,360 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

Ltd. — Limited

PLC — Public Limited Company

L.P. — Limited Partnership

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small Cap II Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$403,567	$–	$–	$403,567
Exchange Traded Fund	245	–	–	245
Rights	–	–	–	–
Warrant	–	21	–	21
Affiliated Partnership	–	81,874	–	81,874
Cash Equivalent	18,727	–	–	18,727

Total Investments in Securities	$422,539	$81,895	$–	$504,434

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(173)	$—	$—	$(173)

Total Other Financial Instruments	$(173)	$—	$—	$(173)

* Futures contracts valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2018	Dividend Income
SEI Liquidity Fund, L.P.	$74,689	$175,475	$(168,283)	$(2)	$(5)	$81,874	$391
SEI Daily Income Trust, Government Fund, CI F	$31,320	$267,815	$(280,408)		$ —	$18,727	$171

Totals	$106,009	$443,290	$(448,691)	$(2)	$(5)	$100,601	$562

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 14.4%
1-800-Flowers.com Inc, Cl A *	70,864	$826
Aaron’s Inc	13,700	633
Adient PLC (A)	11,024	684
Adtalem Global Education Inc *(A)	36,065	1,661
AMC Networks Inc, Cl A *(A)	33,600	1,766
American Axle & Manufacturing Holdings Inc *	16,138	238
American Eagle Outfitters Inc	197,875	3,813
American Public Education Inc *	27,844	856
America’s Car-Mart Inc/TX *	1,236	60
Aramark	33,652	1,404
Asbury Automotive Group Inc *	13,797	909
Bassett Furniture Industries Inc	3,911	126
Big Lots Inc (A)	32,600	1,832
Bloomin’ Brands Inc	106,785	2,466
BorgWarner Inc	42,700	2,096
Bridgepoint Education Inc, Cl A *	67,445	450
Bright Horizons Family Solutions Inc *	94,120	8,995
Brinker International Inc (A)	30,491	1,050
Brunswick Corp/DE	19,318	1,105
Burlington Stores Inc *	5,320	652
Caesars Entertainment Corp *	107,223	1,362
Caleres Inc	45,091	1,263
Camping World Holdings Inc, Cl A	48,075	2,010
Canada Goose Holdings Inc *(A)	152,350	4,819
Capella Education Co	1,445	112
Carter’s Inc	44,137	5,150
Century Communities Inc *	44,849	1,334
Chegg Inc *(A)	87,560	1,743
Children’s Place Inc/The (A)	19,473	2,771
Cinemark Holdings Inc (A)	71,738	3,053
Citi Trends Inc	61,699	1,367
Conn’s Inc *	73,663	2,409
Cooper Tire & Rubber Co (A)	27,500	862
Cooper-Standard Holdings Inc *	23,744	2,893
Dana Inc	39,600	1,052
Deckers Outdoor Corp *	28,218	2,669
Del Frisco’s Restaurant Group Inc *	52,456	873
Denny’s Corp *	9,627	145
Dick’s Sporting Goods Inc (A)	56,674	1,815
Dillard’s Inc, Cl A (A)	20,600	1,680
DR Horton Inc	21,132	885
Dunkin’ Brands Group Inc (A)	94,677	5,670
El Pollo Loco Holdings Inc *	8,289	81
Eldorado Resorts Inc *	75,297	2,568
Ethan Allen Interiors Inc (A)	35,617	846
Express Inc *	66,800	482
Extended Stay America Inc	39,601	793
Flexsteel Industries Inc	1,855	72
Floor & Decor Holdings Inc, Cl A *	37,040	1,669
Fogo De Chao Inc *	21,782	340

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Foot Locker Inc	28,760	$1,320
GameStop Corp, Cl A (A)	37,900	595
Gannett Co Inc (A)	62,400	627
G-III Apparel Group Ltd *(A)	73,677	2,719
Golden Entertainment Inc *	17,407	485
Goodyear Tire & Rubber Co/The	93,491	2,706
Graham Holdings Co, Cl B	714	414
Grand Canyon Education Inc *	51,324	5,037
Group 1 Automotive Inc	14,300	984
Guess? Inc (A)	95,350	1,506
H&R Block	18,309	464
Hamilton Beach Brands Holding Co, Cl A	865	21
Hanesbrands Inc (A)	201,813	3,915
Harley-Davidson Inc (A)	36,500	1,656
Haverty Furniture Cos Inc	85,676	1,744
Helen of Troy Ltd *	31,759	2,860
Hyatt Hotels Corp, Cl A	1,081	84
Installed Building Products Inc *	1,150	69
International Game Technology PLC	60,910	1,614
Jack in the Box Inc	37,409	3,370
Johnson Outdoors Inc, Cl A	4,923	303
K12 Inc *	66,107	987
KB Home	54,400	1,510
Kimball International Inc, Cl B	31,587	519
Kohl’s Corp	61,653	4,075
La-Z-Boy Inc, Cl Z	48,060	1,475
Lear Corp	33,755	6,298
Lennar Corp, Cl A	1	—
Lennar Corp, Cl B	–	—
Liberty Expedia Holdings Inc, Cl A *	4,191	165
Lithia Motors Inc, Cl A	24,362	2,531
LKQ Corp *	29,050	1,147
Lululemon Athletica Inc *	52,161	4,230
M/I Homes Inc *	27,418	796
Macy’s Inc (A)	44,307	1,303
Marriott Vacations Worldwide Corp (A)	4,304	605
MDC Holdings Inc	53,906	1,492
MDC Partners Inc, Cl A *	5,404	42
Michael Kors Holdings Ltd *	55,245	3,477
Monarch Casino & Resort Inc *	4,505	190
Monro Inc (A)	70,985	3,613
MSG Networks Inc *	7,996	195
Murphy USA Inc *(A)	16,400	1,232
National CineMedia Inc	356,933	2,688
Nautilus Inc *	76,923	912
New Home Co Inc/The *	9,223	104
Nexstar Media Group Inc, Cl A	57,189	4,086
Office Depot Inc	186,100	489
Ollie’s Bargain Outlet Holdings Inc *(A)	85,570	5,079
Perry Ellis International Inc *	12,123	323
PICO Holdings Inc	14,098	173
Planet Fitness Inc, Cl A *	272,895	10,092

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Polaris Industries Inc (A)	48,525	$5,531
PulteGroup Inc	68,200	1,914
PVH Corp	12,365	1,784
RCI Hospitality Holdings Inc	21,246	574
Red Robin Gourmet Burgers Inc *	26,457	1,419
Sally Beauty Holdings Inc *(A)	407,058	6,855
Scientific Games Corp/DE, ClA *(A)	22,805	1,014
ServiceMaster Global Holdings Inc *	136,865	7,029
Shoe Carnival Inc	2,590	61
Six Flags Entertainment Corp	57,520	3,686
Skechers U.S.A. Inc, Cl A *	39,618	1,621
Sonic Automotive Inc, Cl A	60,600	1,188
Stoneridge Inc *	44,333	965
TEGNA Inc	187,111	2,406
Tenneco Inc	31,200	1,640
Texas Roadhouse Inc, Cl A	74,505	4,117
Tilly’s Inc, Cl A	45,756	597
Toll Brothers Inc	32,700	1,433
Tower International Inc	62,697	1,636
tronc Inc *	15,923	305
Under Armour Inc, Cl C *(A)	212,307	3,195
Unifi Inc *	764	27
Vera Bradley Inc *	25,289	254
Visteon Corp *	10,155	1,258
Weight Watchers International Inc *(A)	15,725	1,063
Wendy’s Co/The	103,410	1,649
Whirlpool Corp	6,200	1,007
William Lyon Homes, Cl A *	76,214	1,927
Williams-Sonoma Inc (A)	27,600	1,429
Wolverine World Wide Inc	92,360	2,704
Wyndham Worldwide Corp	31,246	3,618
ZAGG Inc *	103,019	1,550

		242,187

Consumer Staples — 2.4%
Bunge Ltd	17,000	1,282
Casey’s General Stores Inc (A)	27,628	3,103
Central Garden & Pet Co *(A)	49,680	1,919
Central Garden & Pet Co, Cl A *	76,809	2,784
Energizer Holdings Inc (A)	42,000	2,288
Fresh Del Monte Produce Inc	9,159	428
Hostess Brands Inc, Cl A *(A)	397,265	4,862
HRG Group Inc *	166,730	2,633
Ingles Markets Inc, Cl A	23,000	741
Ingredion Inc	12,440	1,625
Lamb Weston Holdings Inc	48,786	2,639
Nu Skin Enterprises Inc, Cl A	2,465	174
Performance Food Group Co *	37,078	1,136
Pilgrim’s Pride Corp *(A)	83,985	2,116
Pinnacle Foods Inc	75,279	4,062
Primo Water Corp *	104,970	1,278

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sanderson Farms Inc (A)	27,492	$3,386
Seaboard Corp	245	993
Snyder’s-Lance Inc	8,795	439
SpartanNash Co	35,000	587
SUPERVALU Inc *(A)	19,357	275
Weis Markets Inc (A)	28,800	1,073

		39,823

Energy — 2.9%
Abraxas Petroleum Corp *	15,874	34
Andeavor	15,000	1,344
Arch Coal Inc	33,106	3,169
Bonanza Creek Energy Inc *	2,247	63
C&J Energy Services Inc *	36,531	877
Callon Petroleum Co *	135,140	1,428
Carrizo Oil & Gas Inc *(A)	159,842	2,246
Centennial Resource Development Inc/DE, Cl A *(A)	77,300	1,475
CONSOL Energy Inc *	4,524	143
Diamond Offshore Drilling Inc *(A)	35,000	508
Diamondback Energy Inc *	22,886	2,853
Energen Corp *	958	52
Gulfport Energy Corp *	8,044	78
Jagged Peak Energy Inc *(A)	137,760	1,694
Matador Resources Co *(A)	53,920	1,556
Matrix Service Co *	82,805	1,184
Midstates Petroleum Co Inc *	44,730	603
Murphy Oil Corp (A)	11,177	283
Nabors Industries Ltd	140,883	912
NACCO Industries Inc, Cl A	2,756	114
Overseas Shipholding Group Inc, Cl A *(A)	156,284	277
Par Pacific Holdings Inc *	3,110	53
Parsley Energy Inc, Cl A *	166,999	4,222
PBF Energy Inc, Cl A (A)	65,700	1,926
Penn Virginia Corp *	13,160	491
ProPetro Holding Corp *(A)	94,456	1,524
REX American Resources Corp *	13,972	1,128
RigNet Inc *	114,881	1,539
RPC Inc (A)	59,335	1,165
RSP Permian Inc *	138,822	5,318
SandRidge Energy Inc *	20,065	282
SRC Energy Inc *(A)	178,149	1,580
Tsakos Energy Navigation Ltd (A)	55,459	184
Ultra Petroleum Corp *(A)	168,506	622
Unit Corp *(A)	56,900	1,090
US Silica Holdings Inc (A)	38,281	991
W&T Offshore Inc *	63,611	247
World Fuel Services Corp	27,300	624
WPX Energy Inc *	281,410	3,976

		47,855

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 17.3%
1st Source Corp	14,440	$712
Affiliated Managers Group Inc	12,502	2,367
AG Mortgage Investment Trust Inc ‡	69,000	1,129
AGNC Investment Corp ‡	38,941	699
Ally Financial Inc	213,399	5,954
American Equity Investment Life Holding Co	45,500	1,393
American Financial Group Inc/OH	46,961	5,297
AMERISAFE Inc	1,182	66
Annaly Capital Management Inc ‡	200,800	2,014
Arch Capital Group Ltd *	25,105	2,215
Ares Capital Corp	53,000	837
Argo Group International Holdings Ltd	25,666	1,495
Arlington Asset Investment Corp, Cl A (A)	5,093	55
Arthur J Gallagher & Co	20,164	1,394
Associated Banc-Corp	108,300	2,675
Assurant Inc	15,721	1,344
Assured Guaranty Ltd	102,222	3,535
Athene Holding Ltd, Cl A *	24,374	1,151
Axis Capital Holdings Ltd	49,920	2,463
BancFirst Corp	10,362	552
Banco Latinoamericano de Comercio Exterior SA, Cl E	65,100	1,813
Bank of Marin Bancorp	7,453	493
Bank of the Ozarks	67,501	3,368
BankUnited Inc	95,501	3,841
BGC Partners Inc, Cl A	257,635	3,406
Brown & Brown Inc	35,150	1,850
Bryn Mawr Bank Corp	5,764	251
Camden National Corp	7,562	319
Carolina Financial Corp	28,549	1,108
Cathay General Bancorp	811	33
CenterState Bank Corp	16,108	439
Central Pacific Financial Corp	62,295	1,736
Chimera Investment Corp ‡	80,224	1,345
CIT Group Inc	67,600	3,586
City Holding Co (A)	8,090	545
CNA Financial Corp	29,800	1,522
CNO Financial Group Inc	163,425	3,684
CoBiz Financial Inc	6,944	132
Columbia Banking System Inc	100,068	4,181
Comerica Inc	18,282	1,777
Commerce Bancshares Inc/MO (A)	15,875	917
Community Trust Bancorp Inc	29,211	1,271
Credit Acceptance Corp *(A)	6,646	2,091
Customers Bancorp Inc *	22,718	667
CYS Investments Inc ‡	125,100	791
Dime Community Bancshares Inc	82,091	1,478
Donnelley Financial Solutions Inc *	5,407	94
E*TRADE Financial Corp *	114,463	5,978
Eagle Bancorp Inc *	25,775	1,574
East West Bancorp Inc	1,189	78

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Employers Holdings Inc	19,932	$780
Enstar Group Ltd *	5,054	1,001
Enterprise Financial Services Corp	32,644	1,529
Erie Indemnity Co, Cl A	884	102
Evercore Inc, Cl A	42,770	3,980
Everest Re Group Ltd	22,021	5,290
FB Financial Corp *	8,929	353
Federal Agricultural Mortgage Corp, Cl C	14,950	1,137
Fidelity Southern Corp	5,355	121
Financial Engines Inc (A)	128,242	4,296
Financial Institutions Inc	18,209	559
First American Financial Corp	28,221	1,638
First BanCorp/Puerto Rico *	18,586	112
First Bancorp/Southern Pines NC	3,465	120
First Busey Corp	9,598	285
First Citizens BancShares Inc/NC, Cl A	3,264	1,329
First Defiance Financial Corp	23,669	1,259
First Financial Corp/IN	15,437	662
First Foundation Inc *	4,026	73
First Horizon National Corp	77,846	1,483
First Interstate BancSystem Inc, Cl A	3,818	151
First Merchants Corp	8,760	362
First of Long Island Corp/The	4,207	115
FirstCash Inc	12,482	920
Flushing Financial Corp	68,552	1,830
FNB Corp/PA (Pennsylvania)	141,100	1,978
Franklin Financial Network Inc *	2,362	73
Fulton Financial Corp	130,063	2,354
Genworth Financial Inc, Cl A *	35,741	97
Great Southern Bancorp Inc	10,841	525
Green Dot Corp, Cl A *	25,900	1,687
Greenlight Capital Re Ltd, Cl A *	10,944	179
Guaranty Bancorp	9,014	247
Hancock Holding Co	23,500	1,215
Hanmi Financial Corp	66,123	2,020
Hanover Insurance Group Inc/The	3,806	411
Heartland Financial USA Inc	19,310	1,030
Heritage Commerce Corp	25,105	396
Heritage Financial Corp/WA	14,965	445
Hilltop Holdings Inc	6,452	157
Home BancShares Inc/AR	68,606	1,577
HomeStreet Inc *	24,927	715
HomeTrust Bancshares Inc *	2,374	62
Horizon Bancorp/IN	8,975	254
Huntington Bancshares Inc/OH	117,959	1,852
IBERIABANK Corp	23,854	1,927
Independent Bank Corp/MI	32,816	750
Infinity Property & Casualty Corp	3,442	406
International Bancshares Corp	6,823	264
INTL FCStone Inc *	20,120	798
Investment Technology Group Inc	5,045	100
James River Group Holdings Ltd	6,170	202

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KeyCorp	98,500	$2,081
Lakeland Financial Corp	7,547	342
Lazard Ltd MLP, Cl A (B)	53,900	2,909
Legg Mason Inc	53,100	2,119
Lincoln National Corp	37,500	2,856
LPL Financial Holdings Inc	195,901	12,591
Maiden Holdings Ltd	64,800	389
MB Financial Inc	97,380	3,994
Mercantile Bank Corp	6,360	210
Meridian Bancorp Inc	7,881	158
MFA Financial Inc ‡	219,546	1,563
MGIC Investment Corp *	394,253	5,437
Midland States Bancorp Inc	2,733	86
MTGE Investment Corp ‡	66,700	1,134
National Bank Holdings Corp, Cl A	4,914	160
National Commerce Corp *	1,598	69
National General Holdings Corp	42,466	976
National Western Life Group Inc, Cl A	1,656	505
Navient Corp	73,700	955
Nelnet Inc, Cl A	27,000	1,494
New Residential Investment Corp ‡	18,942	306
Oaktree Specialty Lending Corp	164,900	709
OFG Bancorp (A)	77,700	835
Oppenheimer Holdings Inc, Cl A	3,086	82
Oritani Financial Corp	14,860	232
PacWest Bancorp	178,099	9,286
Peapack Gladstone Financial Corp	17,253	569
PennyMac Financial Services Inc, Cl A *	31,800	741
Piper Jaffray Cos	17,587	1,468
PJT Partners Inc	20,470	979
Popular Inc	20,499	861
Primerica Inc	11,618	1,133
Prospect Capital Corp (A)	159,000	1,056
QCR Holdings Inc	14,391	627
Radian Group Inc	32,674	670
Raymond James Financial Inc	13,265	1,230
Regional Management Corp *	21,020	629
Regions Financial Corp	142,400	2,764
Reinsurance Group of America Inc, Cl A	27,658	4,254
RenaissanceRe Holdings Ltd	5,182	665
Republic Bancorp Inc/KY, Cl A	31,200	1,162
S&T Bancorp Inc	3,911	154
Safety Insurance Group Inc	5,361	382
Sandy Spring Bancorp Inc	14,520	563
Santander Consumer USA Holdings Inc	6,937	113
Seacoast Banking Corp of Florida *	5,219	137
Signature Bank/New York NY *	8,839	1,292
South State Corp	29,190	2,531
Starwood Property Trust Inc ‡	237,913	4,818
State Bank Financial Corp	9,811	284
Sterling Bancorp/DE	38,116	886
Stewart Information Services Corp	10,626	426

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stifel Financial Corp	83,419	$5,328
Synovus Financial Corp	148,624	7,327
TCF Financial Corp	152,410	3,399
Texas Capital Bancshares Inc *	40,640	3,666
Third Point Reinsurance Ltd *	100,360	1,395
Torchmark Corp	24,402	2,083
TriCo Bancshares	17,022	636
TriState Capital Holdings Inc *	8,064	180
Triumph Bancorp Inc *	9,353	383
TrustCo Bank Corp NY	80,877	687
Two Harbors Investment Corp ‡	13,980	205
United Community Banks Inc/GA	184,069	5,690
United Financial Bancorp Inc	4,044	63
United Fire Group Inc	2,432	108
Universal Insurance Holdings Inc (A)	83,743	2,454
Unum Group	68,500	3,491
Validus Holdings Ltd	14,858	1,005
Voya Financial Inc (A)	85,963	4,386
Walker & Dunlop Inc	11,820	571
Washington Federal Inc	40,600	1,409
Waterstone Financial Inc	30,292	521
WesBanco Inc	30,800	1,269
Western Alliance Bancorp *	68,020	3,976
White Mountains Insurance Group Ltd	361	291
Wintrust Financial Corp	85,458	7,222
WisdomTree Investments Inc (A)	293,160	2,817
World Acceptance Corp *(A)	7,502	807
Zions Bancorporation (A)	156,561	8,606

		290,770

Health Care — 10.8%
ABIOMED Inc *	14,718	3,947
Acadia Healthcare Co Inc *	44,334	1,689
Aclaris Therapeutics Inc *(A)	33,850	675
Adamas Pharmaceuticals Inc *(A)	53,300	1,303
Aerie Pharmaceuticals Inc *(A)	28,890	1,478
Agios Pharmaceuticals Inc *(A)	19,910	1,601
AMAG Pharmaceuticals Inc *	150,818	3,175
AMN Healthcare Services Inc *	52,245	2,907
Analogic Corp	14,345	1,198
Ardelyx Inc *	137,480	739
Array BioPharma Inc *	99,650	1,726
Atara Biotherapeutics Inc *(A)	46,339	1,785
athenahealth Inc *(A)	23,153	3,235
Bio-Rad Laboratories Inc, Cl A *	5,830	1,574
Bio-Techne Corp	13,105	1,852
BioTelemetry Inc *	64,695	2,090
Bluebird Bio Inc *	281	57
Capital Senior Living Corp *	1	—
Catalent Inc *	72,637	3,033
Centene Corp *	28,800	2,921

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles River Laboratories International Inc *	9,971	$1,063
Concert Pharmaceuticals Inc *	47,849	1,047
CONMED Corp	1,259	76
Cooper Cos Inc/The	12,603	2,905
DBV Technologies SA ADR *(A)	68,231	1,457
DexCom Inc *(A)	42,530	2,388
Eagle Pharmaceuticals Inc/DE *(A)	22,500	1,263
Emergent BioSolutions Inc *	11,952	594
Enanta Pharmaceuticals Inc *	10,290	809
Encompass Health Corp	30,936	1,648
Endologix Inc *(A)	335,680	1,349
Exact Sciences Corp *(A)	76,158	3,397
Haemonetics Corp *	28,510	2,021
Halozyme Therapeutics Inc *	30,705	604
HealthEquity Inc *	43,871	2,526
Heron Therapeutics Inc *(A)	70,045	1,425
Hill-Rom Holdings Inc	19,274	1,613
ICON PLC *	13,135	1,488
ICU Medical Inc *	7,000	1,619
Immunomedics Inc *(A)	223,652	3,782
Inogen Inc *	31,620	3,820
Insulet Corp *	66,867	5,021
Integer Holdings Corp *	38,649	1,973
Integra LifeSciences Holdings Corp *	54,892	2,894
Juno Therapeutics Inc *	45,592	3,956
La Jolla Pharmaceutical Co *(A)	29,400	913
Lannett Co Inc *(A)	35,947	575
Lantheus Holdings Inc *	78,372	1,199
LifePoint Health Inc *	44,700	2,061
Ligand Pharmaceuticals Inc *(A)	65,304	9,919
LivaNova PLC *	18,427	1,654
Loxo Oncology Inc *(A)	17,000	1,891
Luminex Corp	2,825	55
Magellan Health Inc *	4,582	462
Mallinckrodt PLC *(A)	34,400	574
Medidata Solutions Inc *	66,584	4,372
MEDNAX Inc *	84,822	4,664
Medpace Holdings Inc *	3,796	122
Meridian Bioscience Inc	27,697	386
Molina Healthcare Inc *(A)	14,378	1,040
Myriad Genetics Inc *	22,499	729
National HealthCare Corp	2,949	173
Nektar Therapeutics, Cl A *	7,505	650
NeoGenomics Inc *	290,636	2,441
Neurocrine Biosciences Inc *(A)	39,115	3,303
Nevro Corp *(A)	25,683	2,083
Novocure Ltd *	45,290	931
Omnicell Inc *	57,163	2,495
OraSure Technologies Inc *	65,750	1,135
Orthofix International NV *	10,196	571
Owens & Minor Inc (A)	56,000	919

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paratek Pharmaceuticals Inc *	20,951	$275
Patterson Cos Inc (A)	31,771	1,003
PDL BioPharma Inc *(A)	181,792	436
PerkinElmer Inc	3,079	235
Phibro Animal Health Corp, Cl A	46,367	1,783
Portola Pharmaceuticals Inc, Cl A *	3,490	148
PRA Health Sciences Inc *	111,785	9,390
Prestige Brands Holdings Inc *(A)	160,049	5,410
QIAGEN NV *	24,213	816
Quality Systems Inc *	18,307	230
Revance Therapeutics Inc *(A)	56,292	1,742
Sarepta Therapeutics Inc *(A)	14,675	921
STERIS PLC	72,100	6,583
Supernus Pharmaceuticals Inc *	101,084	3,932
Syneos Health Inc, Cl A *	104,779	4,390
Teladoc Inc *	31,630	1,268
Teleflex Inc	7,525	1,880
Triple-S Management Corp, Cl B *(A)	55,341	1,345
United Therapeutics Corp *	29,798	3,452
Vocera Communications Inc *	64,670	1,778
WellCare Health Plans Inc *	9,255	1,795

		181,852

Industrials — 19.4%
AAR Corp	17,395	741
ABM Industries Inc	72,849	2,561
Acacia Research Corp *	9,380	32
AGCO Corp	23,353	1,555
Air Transport Services Group Inc *	258,223	6,835
Aircastle Ltd	64,577	1,258
Alamo Group Inc	11,318	1,258
Allegion PLC	41,783	3,514
Allison Transmission Holdings Inc, Cl A	50,000	1,981
AO Smith Corp	29,206	1,875
Apogee Enterprises Inc	50,320	2,171
ArcBest Corp	22,897	758
Argan Inc	15,011	600
Astronics Corp *	27,410	1,057
Barnes Group Inc	4,769	288
Beacon Roofing Supply Inc *	18,640	986
BMC Stock Holdings Inc *	58,350	1,094
Briggs & Stratton Corp	94,148	2,116
Brink’s Co/The	51,833	3,810
BWX Technologies Inc	61,114	3,848
CAI International Inc *	32,508	657
Carlisle Cos Inc	6,351	654
Chart Industries Inc *	41,327	2,278
Chicago Bridge & Iron Co NV (A)	30,738	537
Cimpress NV *(A)	25,667	4,177
Clean Harbors Inc *	117,365	5,860
Copa Holdings SA, Cl A	3,775	513
Costamare Inc (A)	86,039	498

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoStar Group Inc *	5,292	$1,811
Covenant Transportation Group Inc, Cl A *	17,467	451
CRA International Inc	12,321	616
Crane Co	12,825	1,184
CSW Industrials Inc *	7,512	344
Curtiss-Wright Corp	7,605	1,027
Deluxe Corp	121,355	8,616
Ducommun Inc *	11,149	314
Dycom Industries Inc *	12,419	1,357
Echo Global Logistics Inc *	4,521	120
EMCOR Group Inc	37,871	2,890
Ennis Inc	100,375	1,957
Esterline Technologies Corp *	14,839	1,097
Evoqua Water Technologies Corp *	75,608	1,731
Exponent Inc	37,040	2,880
Federal Signal Corp	3,343	71
Fortress Transportation & Infrastructure Investors LLC	136,660	2,232
Forward Air Corp	64,969	3,508
FreightCar America Inc	7,337	108
Gardner Denver Holdings Inc *	40,115	1,284
Genesee & Wyoming Inc, Cl A *	70,850	4,926
Global Brass & Copper Holdings Inc	57,995	1,641
Gorman-Rupp Co/The	3,531	94
Granite Construction Inc	22,722	1,320
Greenbrier Cos Inc/The (A)	36,400	1,885
Harsco Corp *	45,966	931
Hawaiian Holdings Inc	5,981	215
Healthcare Services Group Inc (A)	99,940	4,540
Heartland Express Inc (A)	247,160	4,825
HEICO Corp, Cl A	52,133	3,780
Herman Miller Inc	10,860	390
Hexcel Corp	2,893	195
Hubbell Inc, Cl B	14,017	1,837
Huntington Ingalls Industries Inc	23,452	6,145
Hyster-Yale Materials Handling Inc	10,633	757
ICF International Inc	14,063	802
IES Holdings Inc *	3,264	50
Interface Inc, Cl A	2,302	56
ITT Inc	64,652	3,244
Jacobs Engineering Group Inc	747	46
JetBlue Airways Corp *	214,696	4,519
John Bean Technologies Corp (A)	103,526	11,465
Kaman Corp	29,580	1,811
KAR Auction Services Inc	100,057	5,411
Kelly Services Inc, Cl A	6,660	196
Kennametal Inc	130,465	5,375
Kirby Corp *(A)	94,132	7,060
KLX Inc *	18,665	1,263
Knight-Swift Transportation Holdings Inc, Cl A (A)	79,339	3,821

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kornit Digital Ltd *(A)	76,920	$985
LSC Communications Inc	5,407	79
Macquarie Infrastructure Corp	4,945	200
ManpowerGroup Inc	53,522	6,340
Marten Transport Ltd	29,143	631
MasTec Inc *	86,565	4,410
McGrath RentCorp	5,217	264
Mercury Systems Inc *	105,170	4,835
Meritor Inc *	287,454	7,043
Middleby Corp/The *	25,663	3,086
Moog Inc, Cl A	21,314	1,787
MSC Industrial Direct Co Inc, Cl A	67,242	5,882
Multi-Color Corp (A)	88,319	5,595
National Presto Industries Inc (A)	5,477	497
Navistar International Corp *	24,320	908
Nexeo Solutions Inc *	20,303	189
Nordson Corp	12,710	1,704
NV5 Global Inc *	42,400	1,834
Old Dominion Freight Line Inc	31,287	4,346
On Assignment Inc *	27,733	2,127
Orbital ATK Inc	5,873	776
Oshkosh Corp	39,353	3,106
Owens Corning	91,278	7,421
Park-Ohio Holdings Corp	4,923	196
Pitney Bowes Inc	103,400	1,282
Proto Labs Inc *(A)	27,866	3,036
Quanta Services Inc *	42,209	1,454
Regal Beloit Corp	24,384	1,763
Resources Connection Inc	12,214	190
Ritchie Bros Auctioneers Inc	70,902	2,296
Roadrunner Transportation Systems Inc *	37,699	144
RPX Corp	80,468	807
RR Donnelley & Sons Co	85,200	642
Rush Enterprises Inc, Cl A *	27,135	1,153
Ryder System Inc	16,900	1,223
Sensata Technologies Holding NV *(A)	182,756	9,660
SiteOne Landscape Supply Inc *(A)	32,820	2,259
SkyWest Inc	54,832	3,005
Snap-on Inc	1,061	169
SP Plus Corp *	51,712	1,862
Sparton Corp *	10,355	235
Spirit AeroSystems Holdings Inc, Cl A	88,406	8,071
Standex International Corp	1,447	139
Steelcase Inc, Cl A	17,046	233
Teledyne Technologies Inc *	17,318	3,220
Tennant Co (A)	69,791	4,495
Terex Corp	27,258	1,132
Timken Co/The	47,320	2,073
Titan Machinery Inc *	5,229	104
TriMas Corp *	2,119	55
TriNet Group Inc *	180,815	8,529
Trinity Industries Inc	60,900	1,988

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Triumph Group Inc (A)	43,171	$1,207
TrueBlue Inc *	39,083	1,063
Tutor Perini Corp *	19,600	473
UniFirst Corp/MA	14,490	2,250
United Rentals Inc *	14,800	2,591
Universal Forest Products Inc	1,882	62
Valmont Industries Inc	3,199	471
Vectrus Inc *	72,831	1,988
Viad Corp	14,045	731
VSE Corp	4,580	222
Wabash National Corp (A)	94,411	2,063
Wabtec Corp/DE (A)	49,385	4,017
WageWorks Inc *	55,678	2,920
Watts Water Technologies Inc, Cl A	18,243	1,377
Werner Enterprises Inc	6,575	245
Woodward Inc	20,660	1,463
XPO Logistics Inc *(A)	113,230	11,145
YRC Worldwide Inc *	149,780	1,306

		326,764

Information Technology — 18.4%
2U Inc *(A)	120,372	9,964
3D Systems Corp *(A)	158,977	1,510
ACI Worldwide Inc *	157,650	3,728
Acxiom Corp *	90,514	2,477
ADTRAN Inc	36,756	575
Akamai Technologies Inc *	17,570	1,185
Alpha & Omega Semiconductor Ltd *	45,141	694
Amkor Technology Inc *	293,888	2,954
Anixter International Inc *	4,925	372
Arista Networks Inc *	2,490	672
Arrow Electronics Inc *	35,579	2,903
Atlassian Corp PLC, Cl A *	26,282	1,427
Avnet Inc	68,338	2,918
AVX Corp	35,490	614
AXT Inc *	4,861	36
Benchmark Electronics Inc *	45,002	1,350
Blackhawk Network Holdings Inc, Cl A *	47,216	2,113
Blucora Inc *	22,777	531
Box Inc, Cl A *	50,725	1,220
CACI International Inc, Cl A *	16,186	2,413
CalAmp Corp *	139,147	3,256
Callidus Software Inc *	148,212	5,321
CDW Corp/DE	57,103	4,165
ChannelAdvisor Corp *	141,408	1,251
Ciena Corp *	43,700	1,013
Cirrus Logic Inc *	37,100	1,644
Cohu Inc	49,498	991
Comtech Telecommunications Corp	7,819	173
Conduent Inc *	42,465	803
Control4 Corp *	26,702	642
Convergys Corp	101,896	2,365

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cornerstone OnDemand Inc *	64,455	$2,643
Cray Inc *	5,107	111
Cree Inc *(A)	20,382	771
CTS Corp	2,342	60
CyberArk Software Ltd *(A)	47,560	2,355
Cypress Semiconductor Corp (A)	169,552	2,962
Descartes Systems Group Inc/The *	107,389	2,840
Digi International Inc *	10,787	113
Diodes Inc *	19,374	583
Dolby Laboratories Inc, Cl A	29,530	1,906
DST Systems Inc	3,721	309
Ebix Inc (A)	20,915	1,756
Electro Scientific Industries Inc *	46,978	842
EMCORE Corp *(A)	60,567	321
Entegris Inc	69,860	2,319
Etsy Inc *	18,675	473
Euronet Worldwide Inc *	47,517	4,033
Everbridge Inc *(A)	123,460	3,940
EVERTEC Inc	41,562	673
Extreme Networks Inc *	39,890	455
F5 Networks Inc *	12,300	1,827
FireEye Inc *	289,053	4,795
First Solar Inc *	17,768	1,117
Five9 Inc *	103,037	3,128
Flex Ltd *	165,332	2,993
FLIR Systems Inc	62,756	3,081
Gartner Inc *	16,854	1,911
GoDaddy Inc, Cl A *	24,285	1,452
GrubHub Inc *(A)	48,010	4,773
GTT Communications Inc *(A)	44,640	2,303
Hortonworks Inc *	79,235	1,425
HubSpot Inc *(A)	52,530	5,833
IAC/InterActiveCorp *	59,031	8,790
Ichor Holdings Ltd *(A)	51,680	1,335
Insight Enterprises Inc *	35,757	1,249
Integrated Device Technology Inc *	58,120	1,763
InterDigital Inc/PA	25,058	1,799
InterXion Holding NV *	35,570	2,003
j2 Global Inc	22,480	1,664
Jabil	92,935	2,518
Juniper Networks Inc	93,500	2,399
Kimball Electronics Inc *	21,069	366
Kulicke & Soffa Industries Inc *	103,096	2,402
Littelfuse Inc	26,850	5,571
LogMeIn Inc	62,740	7,250
ManTech International Corp/VA, Cl A	3,995	225
Marvell Technology Group Ltd	197,515	4,640
Match Group Inc *	34,245	1,372
MAXIMUS Inc	58,855	3,942
MicroStrategy Inc, Cl A *	7,291	933
MINDBODY Inc, Cl A *	48,520	1,730
MoneyGram International Inc *	58,917	632

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monolithic Power Systems Inc	34,610	$4,051
MuleSoft Inc, Cl A *	34,440	1,064
Nanometrics Inc *	18,553	490
NCR Corp *	59,700	1,970
NETGEAR Inc *	28,300	1,578
New Relic Inc *	36,721	2,636
Nuance Communications Inc *	175,431	2,817
Nutanix Inc, Cl A *(A)	39,540	1,441
NVE Corp	950	66
Oclaro Inc *(A)	66,929	480
ON Semiconductor Corp *	218,458	5,226
Paycom Software Inc *(A)	64,450	6,375
PC Connection Inc	10,625	264
PDF Solutions Inc *	62,118	692
Perficient Inc *	99,123	1,930
Photronics Inc *	125,468	979
Plexus Corp *	825	50
Presidio Inc *(A)	151,324	2,212
Progress Software Corp	12,136	569
Proofpoint Inc *	44,181	4,735
Pure Storage Inc, Cl A *	71,440	1,548
Q2 Holdings Inc *	84,070	3,829
QAD Inc, Cl A	10,015	451
QuinStreet Inc *	29,599	389
RealPage Inc *	126,449	6,607
Ribbon Communications Inc *	34,330	222
RingCentral Inc, Cl A *	133,810	8,383
Rudolph Technologies Inc *	70,869	1,882
Sanmina Corp *	68,229	1,880
ScanSource Inc *	22,058	722
Seagate Technology PLC	44,900	2,398
Shutterstock Inc *(A)	98,202	4,935
Silicon Motion Technology Corp ADR	61,977	2,905
Splunk Inc *	25,695	2,395
Square Inc, Cl A *(A)	17,065	786
SS&C Technologies Holdings Inc	184,096	9,116
Stratasys Ltd *(A)	136,894	2,495
Switch Inc, Cl A (A)	203,040	2,804
Sykes Enterprises Inc *	26,507	770
SYNNEX Corp	2,220	274
Systemax Inc	8,183	234
Take-Two Interactive Software Inc *	5,810	650
Tech Data Corp *	35,061	3,623
Teradata Corp *(A)	36,545	1,346
Teradyne Inc	46,969	2,132
Travelport Worldwide Ltd	70,310	1,002
Trimble Inc *	148,546	5,634
TTM Technologies Inc *	123,400	1,994
Tyler Technologies Inc *	21,690	4,405
USA Technologies Inc *	163,630	1,334
Varonis Systems Inc *	118,185	6,636
VASCO Data Security International Inc *	19,763	238

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vishay Intertechnology Inc	7,875	$145
Western Digital Corp	10,300	897
Western Union Co/The	80,800	1,601
Xcerra Corp *	3,954	40
XO Group Inc *	26,692	514
Zendesk Inc *	118,985	5,138
Zynga Inc, Cl A *	16,968	59

		310,004

Materials — 5.0%
AdvanSix Inc *	47,734	1,974
Alcoa Corp	45,527	2,047
Allegheny Technologies Inc *(A)	109,052	2,826
American Vanguard Corp	11,714	228
Ashland Global Holdings Inc	17,490	1,239
Avery Dennison Corp	4,658	550
Cabot Corp	56,565	3,404
Carpenter Technology Corp	26,485	1,349
Celanese Corp, Cl A	9,180	926
Chemours Co/The	31,400	1,492
Crown Holdings Inc *	37,300	1,859
Domtar Corp (A)	36,200	1,620
Eagle Materials Inc	15,690	1,573
Eastman Chemical Co	38,300	3,871
Ferro Corp *	34,542	739
Ferroglobe *	141,200	—
FMC Corp	45,670	3,584
FutureFuel Corp	65,760	789
Gold Resource Corp	8,965	37
Graphic Packaging Holding Co	284,835	4,361
Huntsman Corp	129,968	4,194
Ingevity Corp *	51,545	3,861
Innophos Holdings Inc	18,256	759
Kaiser Aluminum Corp	7,848	788
Kraton Corp *	19,695	835
Louisiana-Pacific	28,015	798
Materion Corp	25,719	1,296
Olin Corp	33,068	1,075
OMNOVA Solutions Inc *	31,573	319
Owens-Illinois Inc *	95,900	2,068
PH Glatfelter Co	39,200	800
Platform Specialty Products Corp *	78,133	816
Reliance Steel & Aluminum Co	24,908	2,246
Schweitzer-Mauduit International Inc	9,300	365
Sensient Technologies Corp	16,170	1,163
Silgan Holdings Inc	111,670	3,177
Sonoco Products Co	6,094	292
Steel Dynamics Inc	22,798	1,054
Stepan Co	2,850	228
Summit Materials Inc, Cl A *	248,708	7,867
Tahoe Resources Inc	22,615	110

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tredegar Corp	3,520	$56
Trinseo SA	61,463	4,893
United States Steel Corp	37,638	1,638
US Concrete Inc *(A)	42,004	3,056
Valhi Inc	16,749	95
Valvoline Inc	123,040	2,819
Venator Materials PLC *	60,981	1,167
Westlake Chemical Corp	9,985	1,081
WestRock Co	13,600	894

		84,278

Real Estate — 5.0%
Agree Realty Corp ‡	13,113	618
Alexander & Baldwin Inc ‡	3,674	81
Alexander’s Inc ‡	1,834	670
Alexandria Real Estate Equities Inc ‡(A)	2,593	315
American Campus Communities Inc ‡	32,361	1,181
Armada Hoffler Properties Inc ‡	10,466	137
Ashford Hospitality Prime Inc ‡	3,000	26
Ashford Hospitality Trust Inc ‡	134,100	739
Brixmor Property Group Inc ‡	73,600	1,144
Camden Property Trust ‡	19,705	1,571
CBL & Associates Properties Inc ‡(A)	70,700	327
Chatham Lodging Trust ‡(A)	37,400	680
City Office REIT Inc ‡	50,800	510
Columbia Property Trust Inc ‡	19,637	409
CoreCivic Inc ‡	8,154	169
CoreSite Realty Corp ‡	29,650	2,783
DCT Industrial Trust Inc ‡	4,917	272
DDR Corp ‡	406,649	3,172
DiamondRock Hospitality Co ‡	238,932	2,456
Duke Realty Corp ‡	103,108	2,554
EPR Properties ‡	5,425	313
Equity Commonwealth *‡	53,401	1,571
First Industrial Realty Trust Inc ‡	28,141	789
Forest City Realty Trust Inc, Cl A ‡	50,700	1,078
Four Corners Property Trust Inc ‡	78,258	1,719
Franklin Street Properties Corp ‡	100,100	810
Gaming and Leisure Properties Inc ‡	80,890	2,690
GEO Group Inc/The ‡	10,131	216
Getty Realty Corp ‡	74,280	1,753
Government Properties Income Trust ‡(A)	62,900	863
Highwoods Properties Inc ‡	6,285	270
Hospitality Properties Trust ‡	118,946	3,026
Howard Hughes Corp/The *	24,778	3,176
InfraREIT Inc ‡	31,317	584
Invitation Homes Inc ‡	111,352	2,422
iStar Inc *‡	22,587	228
Jones Lang LaSalle Inc	5,327	856
Kilroy Realty Corp ‡	7,798	531
Kimco Realty Corp ‡	71,660	1,072
LaSalle Hotel Properties ‡(A)	59,100	1,450

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lexington Realty Trust ‡	209,300	$1,666
Liberty Property Trust ‡	20,694	812
Mack-Cali Realty Corp ‡	118,974	2,009
MedEquities Realty Trust Inc ‡	8,251	80
Medical Properties Trust Inc ‡(A)	583,877	7,158
Monmouth Real Estate Investment Corp, Cl A ‡	20,133	284
National Retail Properties Inc ‡	2,743	102
National Storage Affiliates Trust ‡	104,225	2,557
Newmark Group Inc, Cl A *	55,664	812
NexPoint Residential Trust Inc ‡	3,187	77
Omega Healthcare Investors Inc ‡(A)	67,900	1,730
Park Hotels & Resorts Inc ‡	163,567	4,251
Piedmont Office Realty Trust Inc, Cl A ‡(A)	55,300	993
Rayonier Inc ‡	18,435	627
Rexford Industrial Realty Inc ‡	88,260	2,383
Sabra Health Care Inc ‡	60,000	1,013
Select Income ‡	94,861	1,724
Senior Housing Properties Trust ‡	105,300	1,594
Spirit Realty Capital Inc ‡	271,600	2,118
Sun Communities Inc ‡	8,499	744
Sunstone Hotel Investors Inc ‡	76,602	1,105
Tier Inc ‡	23,326	433
Urstadt Biddle Properties Inc, Cl A ‡	9,554	167
VEREIT Inc ‡	275,300	1,886
Weingarten Realty Investors ‡	5,867	159
Xenia Hotels & Resorts Inc ‡	145,145	2,855

		84,570

Telecommunication Services — 0.3%
Boingo Wireless Inc *	78,344	2,074
Telephone & Data Systems Inc	9,390	263
Vonage Holdings Corp *	191,560	1,944
Zayo Group Holdings Inc *	30,180	1,082

		5,363

Utilities — 1.9%
AES Corp/VA	143,900	1,564
Alliant Energy Corp	39,705	1,535
American States Water Co	10,004	532
Atmos Energy Corp	15,891	1,279
Avista Corp	22,848	1,093
Connecticut Water Service Inc	8,863	458
FirstEnergy Corp	76,000	2,457
Great Plains Energy Inc	70,038	2,042
Hawaiian Electric Industries Inc	58,025	1,913
MGE Energy Inc	12,824	673
Middlesex Water Co	13,714	486
NorthWestern Corp	8,439	431
OGE Energy Corp	67,900	2,128
ONE Gas Inc	28,180	1,792
Pinnacle West Capital Corp	21,405	1,647

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PNM Resources Inc	19,942	$702
Portland General Electric Co	29,785	1,183
SCANA Corp	17,100	678
SJW Group	21,687	1,148
Spark Energy Inc, Cl A (A)	19,700	183
UGI Corp	58,481	2,520
Unitil Corp	18,474	777
Vistra Energy Corp *(A)	176,006	3,335
WGL Holdings Inc	3,714	309

		30,865

Total Common Stock (Cost $1,377,714) ($ Thousands)		1,644,331

	Number of Rights

RIGHTS — 0.0%
Dyax, Expires 12/31/2019	59,546	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 16.2%
SEI Liquidity Fund, L.P.
1.500% **†(C)	273,362,054	273,338

Total Affiliated Partnership (Cost $273,360) ($ Thousands)		273,338

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	50,636,559	$50,637

Total Cash Equivalent (Cost $50,637) ($ Thousands)		50,637

Total Investments in Securities— 117.0% (Cost $1,701,711) ($ Thousands)		$1,968,306

Percentages are based on Net Assets of $1,682,106 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2018. The total market value of securities on loan at February 28, 2018 was $260,153.
(B)	Security is a Master Limited Partnership. At February 28, 2018, such securities amounted to $2,909 ($ Thousands), or 0.0 of the net assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2018 was $273,338.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,644,331	$–	$–	$1,644,331
Rights	–	–	–	–
Affiliated Partnership	–	271,030	–	271,030
Cash Equivalent	50,637	–	–	50,637

Total Investments in Securities	$1,694,968	$271,030	$–	$1,965,998

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018:

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2018	Dividend Income
SEI Liquidity Fund, L.P.	$ 236,581	$ 455,476	$ (420,997)	$ (7)	$ (23)	$ 271,030	$ 774
SEI Daily Income Trust, Government Fund, CI F	60,132	730,372	(739,867)	-	-	50,637	493

Totals	$ 296,713	$ 1,185,848	$ (1,160,864)	$ (7)	$(23)	$ 321,667	$ 1,267

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Consumer Discretionary — 9.6%
Aaron’s Inc	7,975	$368
AMC Networks Inc, Cl A *	1,935	102
American Eagle Outfitters Inc	5,626	108
Aramark	70,026	2,921
AutoZone Inc *	4,200	2,792
Bed Bath & Beyond Inc	90,600	1,942
Best Buy Co Inc	31,707	2,297
Big Lots Inc	2,032	114
Bridgepoint Education Inc, Cl A *	16,213	108
Brinker International Inc	99,200	3,415
Cable One Inc	450	306
Callaway Golf Co	5,291	82
Canadian Tire Corp Ltd, Cl A	63,700	8,669
Carnival Corp, Cl A	5,526	370
Carter’s Inc	4,907	573
Cheesecake Factory Inc/The	11,923	554
Children’s Place Inc/The	18,400	2,618
Churchill Downs Inc	1,218	314
Cogeco Communications Inc	13,400	756
Comcast Corp, Cl A	217,700	7,883
Cooper-Standard Holdings Inc *	3,112	379
Cracker Barrel Old Country Store Inc	3,355	524
Dana Inc	20,386	542
Darden Restaurants Inc	60,969	5,621
Del Frisco’s Restaurant Group Inc *	1,908	32
Dollar General Corp	47,200	4,465
Fiat Chrysler Automobiles *	7,372	156
Five Below *	2,980	199
General Motors Co	10,857	427
Golden Entertainment Inc *	11,370	317
Graham Holdings Co, Cl B	1,361	789
Grand Canyon Education Inc *	2,247	221
H&R Block	116,545	2,952
Hilton Grand Vacations Inc *	73,324	3,165
Jack in the Box Inc	168	15
John Wiley & Sons Inc, Cl A	4,351	280
Kohl’s Corp	74,400	4,917
Las Vegas Sands Corp	2,888	210
Lear Corp	5,306	990
Lions Gate Entertainment Corp, Cl B	37,870	1,016
Live Nation Entertainment Inc *	55,427	2,483
Lowe’s Cos Inc	79,047	7,082
Magna International Inc, Cl A	2,103	116
McDonald’s Corp	52,045	8,210
Michael Kors Holdings Ltd *	5,576	351
MSG Networks Inc *	25,600	625
Murphy USA Inc *	81,600	6,129
News Corp, Cl A	41,404	668
NVR Inc *	1,035	2,943
Office Depot Inc	44,463	117
Sally Beauty Holdings Inc *	137,600	2,317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scripps Networks Interactive Inc, Cl A	70,000	$6,290
Target Corp	204,400	15,414
Texas Roadhouse Inc, Cl A	2,218	123
Ulta Beauty Inc *	20,636	4,196
Visteon Corp *	577	71
Walt Disney Co/The	49,463	5,103
World Wrestling Entertainment Inc, Cl A	1,388	53
Yum China Holdings Inc	38,661	1,675

		127,475

Consumer Staples — 16.4%
Altria Group Inc	132,094	8,315
Blue Buffalo Pet Products Inc *	10,412	417
Boston Beer Co Inc/The, Cl A *	1,660	271
Brown-Forman Corp, Cl B	16,370	1,142
Bunge Ltd	31,607	2,384
Calavo Growers Inc	7,850	670
Campbell Soup	69,200	2,979
Church & Dwight Co Inc	21,204	1,043
Clorox Co/The	32,833	4,238
Coca-Cola Co/The	112,941	4,881
Colgate-Palmolive Co	140,202	9,670
Costco Wholesale Corp	40,700	7,770
CVS Health Corp	45,000	3,048
Dr Pepper Snapple Group Inc	67,344	7,829
Flowers Foods Inc	105,570	2,190
Fresh Del Monte Produce Inc	99,923	4,664
Hershey Co/The	50,411	4,953
Hostess Brands Inc, Cl A *	29,193	357
Ingredion Inc	71,202	9,302
J&J Snack Foods Corp	3,485	468
JM Smucker Co/The	91,300	11,531
Kellogg Co	141,500	9,367
Kimberly-Clark Corp	52,333	5,805
Kroger Co/The	314,300	8,524
Lamb Weston Holdings Inc	105,311	5,696
Lancaster Colony Corp	1,878	222
Monster Beverage Corp *	36,242	2,297
National Beverage Corp	4,425	433
Nu Skin Enterprises Inc, Cl A	1,473	104
PepsiCo Inc	92,298	10,128
Performance Food Group Co *	9,207	282
Philip Morris International Inc	73,610	7,622
Procter & Gamble Co/The	111,849	8,782
Sanderson Farms Inc	57,203	7,045
Sysco Corp	104,786	6,251
Tyson Foods Inc, Cl A	231,365	17,209
Universal Corp/VA	8,825	434
US Foods Holding Corp *	190,929	6,375
USANA Health Sciences Inc *	9,174	701
Vector Group Ltd	24,339	488
Walgreens Boots Alliance Inc	65,200	4,492

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walmart Inc	308,445	$27,763

		218,142

Energy — 2.2%
Andeavor	3,609	323
Antero Resources Corp *	165,061	3,105
ConocoPhillips	3,761	204
Exxon Mobil Corp	188,990	14,314
Marathon Petroleum Corp	16,890	1,082
Midstates Petroleum Co Inc *	20,026	270
Par Pacific Holdings Inc *	43,172	735
PBF Energy Inc, Cl A	15,553	456
Peabody Energy Corp	2,186	89
Penn Virginia Corp *	2,291	86
Phillips 66	9,114	824
Renewable Energy Group Inc *	3,365	37
Valero Energy Corp	80,682	7,295

		28,820

Financials — 15.5%
Aflac Inc	73,941	6,572
Allstate Corp/The	150,566	13,891
Ally Financial Inc	5,454	152
American Financial Group Inc/OH	73,612	8,303
American National Insurance Co	2,171	254
Annaly Capital Management Inc ‡	604,909	6,067
Anworth Mortgage Asset Corp ‡	50,060	228
Apollo Commercial Real Estate Finance Inc ‡	245,303	4,479
Arch Capital Group Ltd *	59,213	5,225
Argo Group International Holdings Ltd	4,488	261
Assurant Inc	3,667	313
Assured Guaranty Ltd	5,583	193
Atlas Financial Holdings Inc *	5,031	88
Axis Capital Holdings Ltd	57,399	2,832
B. Riley Financial Inc	4,904	91
Baldwin & Lyons Inc, Cl B	1,222	28
Bank of NT Butterfield & Son Ltd/The	21,395	976
BankUnited Inc	15,174	610
BB&T Corp	51,900	2,821
BCB Bancorp Inc	2,001	31
Berkshire Hathaway Inc, Cl B *	131,497	27,246
Brown & Brown Inc	15,374	809
Canadian Imperial Bank of Commerce	65,200	5,964
Cboe Global Markets Inc	63,760	7,142
Chimera Investment Corp ‡	4,448	75
Civista Bancshares Inc	2,063	46
CME Group Inc, Cl A	34,264	5,693
CNO Financial Group Inc	3,217	73
Comerica Inc	40,906	3,977
Community Bankers Trust Corp *	12,396	103
Community Financial Corp/The	121	5
Eagle Bancorp Inc *	7,673	468

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity Bancshares Inc, Cl A *	690	$25
Erie Indemnity Co, Cl A	2,730	316
Essent Group Ltd *	18,412	830
Evercore Inc, Cl A	2,650	247
Everest Re Group Ltd	44,878	10,782
Farmers Capital Bank Corp	5,398	196
First Bancshares Inc/The	986	31
First Business Financial Services Inc	1,975	48
First Foundation Inc *	6,327	116
FNB Bancorp/CA	1,678	60
Genworth MI Canada Inc	22,800	695
Global Indemnity Ltd *	2,058	76
Great Ajax Corp ‡	6,706	87
Hingham Institution for Savings	525	105
Houlihan Lokey Inc, Cl A	18,015	836
Howard Bancorp Inc *	840	15
Intercontinental Exchange Inc	25,864	1,890
INTL FCStone Inc *	2,463	98
Invesco Mortgage Capital Inc ‡	6,836	105
Investar Holding Corp	568	14
Kemper Corp	2,167	122
Kingstone Cos Inc	4,620	88
Lazard Ltd MLP, Cl A (A)	5,709	308
Leucadia National Corp	9,864	237
Loblaw Cos Ltd	54,700	2,814
LPL Financial Holdings Inc	18,058	1,161
Malvern Bancorp Inc *	301	7
MFA Financial Inc ‡	812,974	5,788
Moelis & Co, Cl A	476	24
MTGE Investment Corp ‡	28,418	483
National Bank of Canada	73,600	3,576
National Commerce Corp *	3,690	158
National General Holdings Corp	14,435	332
New Mountain Finance Corp	327,300	4,140
Nicolet Bankshares Inc *	4,126	223
NMI Holdings Inc, Cl A *	29,106	578
Northeast Bancorp	12,337	271
Norwood Financial Corp	322	10
Old Line Bancshares Inc	7,040	223
Old Republic International Corp	3,056	61
Old Second Bancorp Inc	9,678	133
PennyMac Financial Services Inc, Cl A *	10,449	243
Peoples Bancorp of North Carolina Inc	429	12
ProAssurance Corp	7,070	338
Progressive Corp/The	166,547	9,590
Prudential Financial Inc	9,660	1,027
Reinsurance Group of America Inc, Cl A	56,247	8,650
RenaissanceRe Holdings Ltd	14,719	1,888
S&P Global Inc	18,454	3,539
Safety Insurance Group Inc	5,732	409
Starwood Property Trust Inc ‡	265,500	5,376
Sutherland Asset Management Corp ‡	17,951	248

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Third Point Reinsurance Ltd *	47,335	$658
Timberland Bancorp Inc/WA	9,702	277
Torchmark Corp	4,536	387
Toronto-Dominion Bank/The	140,900	8,137
Travelers Cos Inc/The	110,400	15,346
Two Harbors Investment Corp ‡	149,858	2,201
United Security Bancshares/Fresno CA	569	6
Unity Bancorp Inc	3,935	81
Unum Group	37,593	1,916
US Bancorp	60,679	3,299
Virtu Financial Inc, Cl A	13,756	409
Walker & Dunlop Inc	1,257	61
Waterstone Financial Inc	5,218	90

		206,513

Health Care — 13.4%
AbbVie Inc	33,300	3,857
Aetna Inc	41,700	7,383
Agilent Technologies Inc	9,651	662
AmerisourceBergen Corp	36,987	3,520
Amgen Inc	31,381	5,767
Amphastar Pharmaceuticals Inc *	11,953	219
Anthem Inc	16,886	3,975
Baxter International Inc	136,068	9,224
Biogen Inc *	2,453	709
Bio-Rad Laboratories Inc, Cl A *	24,014	6,485
Bristol-Myers Squibb Co	17,448	1,155
Bruker Corp	5,252	161
Cambrex Corp *	3,978	207
Catalent Inc *	28,047	1,171
Centene Corp *	2,033	206
Chemed Corp	4,400	1,142
Cigna Corp	20,822	4,079
Danaher Corp	813	79
Eli Lilly & Co	25,158	1,938
Emergent BioSolutions Inc *	4,222	210
Encompass Health Corp	3,998	213
Enzo Biochem Inc *	33,146	210
Express Scripts Holding Co *	103,983	7,845
Gilead Sciences Inc	97,265	7,658
Haemonetics Corp *	14,495	1,028
Heska Corp *	4,536	308
Humana Inc	29,066	7,901
ICU Medical Inc *	3,131	724
IDEXX Laboratories *	30,704	5,749
Integra LifeSciences Holdings Corp *	13,801	728
Jazz Pharmaceuticals PLC *	5,261	762
Johnson & Johnson	263,940	34,281
Laboratory Corp of America Holdings *	14,478	2,500
LeMaitre Vascular Inc	10,713	372
Ligand Pharmaceuticals Inc *	888	135
Magellan Health Inc *	1,912	193

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mallinckrodt PLC *	3,674	$61
Masimo Corp *	6,421	562
McKesson Corp	4,218	629
Merck & Co Inc	393,616	21,342
Mettler-Toledo International Inc *	765	471
Mylan NV *	31,019	1,251
Myriad Genetics Inc *	3,737	121
Pfizer Inc	701,709	25,479
PRA Health Sciences Inc *	7,457	626
Prestige Brands Holdings Inc *	13,878	469
Quest Diagnostics Inc	9,682	998
Syneos Health Inc, Cl A *	1,303	55
Tactile Systems Technology Inc *	9,737	315
Taro Pharmaceutical Industries Ltd *	2,742	269
UnitedHealth Group Inc	2,300	520
Utah Medical Products Inc	1,849	164
Varex Imaging Corp *	658	23
Vertex Pharmaceuticals Inc *	2,353	391
Waters Corp *	2,757	564
WellCare Health Plans Inc *	708	137
Zoetis Inc, Cl A	14,344	1,160

		178,363

Industrials — 5.1%
3M Co	2,828	666
Advanced Disposal Services Inc, Cl A *	24,341	545
Allison Transmission Holdings Inc, Cl A	124,100	4,918
Blue Bird Corp *	5,698	132
Boeing Co/The	14,185	5,138
BWX Technologies Inc	1,185	75
Carlisle Cos Inc	15,576	1,603
Casella Waste Systems Inc, Cl A *	5,529	141
Daseke Inc *	19,946	201
Deere	18,300	2,944
Delta Air Lines Inc	4,206	227
Expeditors International of Washington Inc	22,800	1,481
FedEx Corp	21,100	5,199
Forrester Research Inc	5,838	236
Harris	2,217	346
Honeywell International Inc	1,256	190
Huntington Ingalls Industries Inc	1,194	313
Lockheed Martin Corp	5,611	1,978
ManpowerGroup Inc	4,655	551
Masco Corp	4,980	205
Moog Inc, Cl A	3,316	278
Northrop Grumman Corp	1,288	451
Old Dominion Freight Line Inc	1,339	186
Omega Flex Inc	217	12
Oshkosh Corp	1,166	92
Owens Corning	12,789	1,040
Republic Services Inc, Cl A	141,255	9,489
Robert Half International Inc	13,441	767

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryder System Inc	13,272	$960
Southwest Airlines Co	7,003	405
Spirit AeroSystems Holdings Inc, Cl A	6,133	560
United Technologies Corp	56,700	7,640
Waste Management Inc	228,723	19,743

		68,712

Information Technology — 13.5%
Adobe Systems Inc *	1,008	211
Alphabet Inc, Cl A *	600	662
Amdocs Ltd	284,489	18,717
Amkor Technology Inc *	24,136	243
Appfolio Inc, Cl A *	4,566	183
Apple Inc	113,651	20,243
Aspen Technology Inc *	18,834	1,455
Atlassian Corp PLC, Cl A *	8,337	453
AVX Corp	471,700	8,160
Black Knight Inc *	2,782	133
Booz Allen Hamilton Holding Corp, Cl A	97,977	3,716
CA Inc	136,622	4,795
Cadence Design Systems Inc *	75,020	2,909
Cisco Systems Inc	423,100	18,946
Citrix Systems Inc *	12,804	1,178
Cognizant Technology Solutions Corp, Cl A	14,017	1,150
CommVault Systems Inc *	1,713	89
Convergys Corp	184,400	4,280
Corning Inc	138,500	4,028
CSG Systems International Inc	104,346	4,871
eBay Inc *	16,074	689
F5 Networks Inc *	48,862	7,257
Facebook Inc, Cl A *	386	69
HP Inc	15,532	363
IAC/InterActiveCorp *	17,164	2,556
Intel Corp	381,400	18,799
International Business Machines Corp	81,000	12,622
Intuit	6,770	1,130
Jabil	35,417	959
KLA-Tencor Corp	64,700	7,331
Mastercard Inc, Cl A	439	77
Micron Technology Inc *	7,438	363
Microsoft Corp	12,522	1,174
MoneyGram International Inc *	12,691	136
Motorola Solutions Inc	82,600	8,768
Oracle Corp	139,221	7,054
PayPal Holdings Inc *	2,494	198
RealPage Inc *	8,071	422
Sykes Enterprises Inc *	4,403	128
Synopsys Inc *	35,833	3,034
TE Connectivity Ltd	10,562	1,089
TechTarget Inc *	728	13
VeriSign *	9,980	1,158
Vishay Intertechnology Inc	8,036	148

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Union Co/The	372,900	$7,391
Xcerra Corp *	22,128	221

		179,571

Materials — 2.0%
AdvanSix Inc *	4,295	178
Avery Dennison Corp	33,452	3,952
Berry Global Group Inc *	14,284	777
Cabot Corp	7,409	446
Celanese Corp, Cl A	10,183	1,027
Crown Holdings Inc *	109,300	5,447
Domtar Corp	5,218	234
Louisiana-Pacific	28,649	816
LyondellBasell Industries NV, Cl A	39,103	4,232
NewMarket Corp	528	221
Silgan Holdings Inc	92,600	2,634
Sonoco Products Co	106,400	5,104
Trinseo SA	9,782	779
Warrior Met Coal Inc	19,328	603

		26,450

Real Estate — 3.2%
American Homes 4 Rent, Cl A ‡	49,072	942
Apple Hospitality Inc ‡	185,500	3,152
CBRE Group Inc, Cl A *	25,618	1,198
City Office REIT Inc ‡	5,302	53
Columbia Property Trust Inc ‡	3,331	69
Consolidated-Tomoka Land Co	760	47
Cousins Properties Inc ‡	37,024	309
Easterly Government Properties Inc ‡	29,977	571
Four Corners Property Trust Inc ‡	14,364	315
FRP Holdings Inc *	535	28
Gaming and Leisure Properties Inc ‡	27,694	921
Getty Realty Corp ‡	119,913	2,830
Hospitality Properties Trust ‡	11,127	283
Host Hotels & Resorts ‡	17,484	325
Jernigan Capital Inc ‡	1,350	23
Jones Lang LaSalle Inc ‡	4,106	660
Liberty Property Trust ‡	17,103	671
Marcus & Millichap Inc *	2,950	92
Maui Land & Pineapple Co Inc *	7,605	84
National Health Investors Inc ‡	63,702	4,132
Omega Healthcare Investors Inc ‡	140,100	3,570
Park Hotels & Resorts Inc ‡	84,160	2,187
Piedmont Office Realty Trust Inc, Cl A ‡	226,600	4,070
Prologis ‡	8,359	507
PS Business Parks Inc ‡	8,627	956
Retail Properties of America Inc, Cl A ‡	248,400	2,971
RMR Group Inc/The	4,152	261
Ryman Hospitality Properties Inc ‡	6,440	444
SBA Communications Corp, Cl A *‡	41,796	6,573
Select Income ‡	5,367	98

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Senior Housing Properties Trust ‡	239,000	$3,618
Terreno Realty Corp ‡	22,599	753
Xenia Hotels & Resorts Inc ‡	29,874	588

		43,301

Telecommunication Services — 4.1%
AT&T Inc	500,372	18,163
BCE Inc	86,000	3,759
China Mobile Ltd ADR	87,300	4,059
NTT DOCOMO Inc ADR	135,700	3,466
Rogers Communications Inc, Cl B	3,319	150
SK Telecom Co Ltd ADR	207,600	5,055
Telephone & Data Systems Inc	2,113	59
TELUS Corp	15,248	550
Verizon Communications Inc	407,467	19,452

		54,713

Utilities — 10.5%
AES Corp/VA	9,852	107
ALLETE Inc	11,498	784
Ameren Corp	19,481	1,058
American Electric Power Co Inc	236,630	15,518
Black Hills Corp	2,190	111
California Water Service Group	2,079	79
CenterPoint Energy Inc	130,471	3,529
Chesapeake Utilities Corp	12,457	830
CMS Energy	75,643	3,211
Consolidated Edison Inc	89,800	6,725
Edison International	135,754	8,225
El Paso Electric Co	19,953	970
Entergy Corp	152,703	11,578
Eversource Energy	24,811	1,414
Exelon Corp	514,118	19,043
FirstEnergy Corp	247,600	8,005
Hawaiian Electric Industries Inc	61,343	2,022
IDACORP Inc	16,848	1,365
MDU Resources Group Inc	12,589	331
MGE Energy Inc	3,791	199
National Fuel Gas Co	6,112	302
New Jersey Resources Corp	572	22
NextEra Energy Inc	63,185	9,614
Northwest Natural Gas Co	10,385	542
NorthWestern Corp	13,494	689
NRG Yield Inc, Cl A	5,061	78
PG&E Corp	143,999	5,917
Pinnacle West Capital Corp	34,522	2,657
PNM Resources Inc	27,074	953
Portland General Electric Co	37,065	1,473
PPL Corp	250,710	7,183
Public Service Enterprise Group Inc	265,754	12,870
SJW Group	3,114	165
Southwest Gas Holdings Inc	6,395	421

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spire Inc	12,780	$866
UGI Corp	33,062	1,425
Unitil Corp	13,129	552
Vectren Corp	88,995	5,362
Vistra Energy Corp *	136,206	2,581
Xcel Energy	32,871	1,423

		140,199

Total Common Stock (Cost $1,059,394) ($ Thousands)		1,272,259

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	27,289,650	27,290

Total Cash Equivalent (Cost $27,290) ($ Thousands)		27,290

Total Investments in Securities— 97.5% (Cost $1,086,684) ($ Thousands)		$1,299,549

A list of the open futures contracts held by the Fund February 28, 2018 , is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	294	Mar-2018	$40,309	$39,902	$(407)

Percentages are based on Net Assets of $1,332,758 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At February 28, 2018, such securities amounted to $308 ($ Thousands), or 0.0% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

MLP — Master Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

As of February 28, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

U.S. Managed Volatility Fund (Continued)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$32,607	$492,869	$(498,186)	$27,290	$297

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%

Australia — 2.4%
AGL Energy Ltd	688,561	$11,664
Aurizon Holdings Ltd	246,490	870
AusNet Services	702,805	927
Coca-Cola Amatil Ltd	217,852	1,472
Cochlear	10,063	1,434
Crown Resorts Ltd	9,145	96
CSL Ltd	55,718	7,039
Elders Ltd	42,836	230
Flight Centre Travel Group Ltd	41,329	1,853
Insurance Australia Group Ltd	82,696	525
LendLease Group	127,258	1,761
Mirvac Group ‡	1,783,100	2,936
Orica Ltd	44,147	637
Rio Tinto Ltd	13,376	838
Sonic Healthcare Ltd	65,024	1,237
South32 Ltd	781,435	1,996
Stockland ‡	29,513	93
Telstra Corp Ltd	2,697,120	7,015
Treasury Wine Estates Ltd	19,390	263
Wesfarmers Ltd	192,582	6,177
Woolworths Group Ltd	88,955	1,905
		50,968

Austria — 0.8%
Agrana Beteiligungs AG	3,882	469
Erste Group Bank	30,768	1,567
EVN AG	7,223	141
Flughafen Wien AG	5,554	234
Oberbank AG	489	50
Oesterreichische Post AG	110,402	5,310
OMV	11,828	680
Raiffeisen Bank International *	12,341	478
Telekom Austria AG, Cl A *	83,589	748
Verbund AG, Cl A	63,690	1,687
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,532	184
voestalpine	110,326	6,364
		17,912

Belgium — 0.8%
Bekaert SA	34,009	1,688
bpost SA	146,302	4,971
Colruyt SA	60,953	3,288
Elia System Operator SA/NV	8,026	506
Financiere de Tubize SA	823	64
Proximus SADP	63,463	2,040
Retail Estates NV ‡	494	43
UCB SA	38,828	3,221
		15,821

Canada — 5.3%
Artis ‡	65,300	694
Atco Ltd/Canada, Cl I	63,061	2,079

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of Montreal	115,593	$8,790
Bank of Nova Scotia/The	71,000	4,405
Barrick Gold Corp	133,000	1,534
BCE Inc	128,000	5,594
BTB ‡	45,900	161
Canadian ‡	20,300	791
Canadian Imperial Bank of Commerce	34,529	3,158
Canadian Tire Corp Ltd, Cl A	78,650	10,704
Canadian Utilities Ltd, Cl A	45,255	1,197
CCL Industries Inc, Cl B	3,545	177
CGI Group Inc, Cl A *	18,400	1,077
Constellation Software	1,727	1,119
Dollarama	16,121	1,879
Dream Global ‡	110,300	1,062
Emera Inc	43,754	1,414
Empire, Cl A	4,257	79
George Weston Ltd	84,522	6,920
Goldcorp Inc	4,000	50
H&R ‡	69,694	1,087
IGM Financial Inc	7,900	242
Inovalis ‡	4,500	33
Intact Financial Corp	33,251	2,576
Kinross Gold Corp *	293,300	1,055
Loblaw Cos Ltd	163,600	8,417
Metro Inc, Cl A	28,665	906
Morguard ‡	6,927	71
National Bank of Canada	191,194	9,290
New Flyer Industries Inc	45,500	2,023
RioCan ‡	63,373	1,162
Rogers Communications, Cl B	164,396	7,418
Rogers Sugar Inc	17,342	84
Royal Bank of Canada	64,600	5,096
Shaw Communications Inc, Cl B	175,007	3,393
TELUS Corp	206,700	7,472
TMX Group Ltd	43,300	2,592
Toronto-Dominion Bank/The	100,981	5,832
True North Commercial ‡	50,200	250
		111,883

Denmark — 1.2%
Carlsberg A/S, Cl B	58,322	7,138
Danske Bank A/S	218,600	8,787
GN Store Nord A/S	88,091	3,037
H Lundbeck	10,584	554
Matas A/S	29,513	328
Royal Unibrew A/S	40,211	2,468
Schouw & Co A/S	678	71
William Demant Holding A/S *	90,084	3,229
		25,612

Finland — 0.4%
Aspo OYJ	3,245	38
DNA Oyj	7,166	152

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fortum	259,119	$5,705
Kesko OYJ, Cl B	25,537	1,486
Olvi OYJ, Cl A	942	33
Orion Oyj, Cl B	30,530	996
Raisio Oyj, Cl V	19,634	94
		8,504

France — 1.4%
Aeroports de Paris	9,123	1,845
Boiron SA	809	68
Cie des Alpes	4,246	163
Credit Agricole SA	43,324	744
Dassault Aviation SA	511	885
Engie SA	3,457	54
Fountaine Pajot SA	345	49
Metropole Television SA	37,331	1,062
Rallye SA	10,053	184
Sanofi	115,800	9,154
TOTAL SA	149,100	8,519
Veolia Environnement	267,282	6,510
Vilmorin & Cie SA	773	70
		29,307

Germany — 2.4%
Aareal Bank AG	75,776	3,694
Allianz SE	13,100	3,055
Aurubis AG	28,563	2,400
Beiersdorf AG	12,632	1,386
Bijou Brigitte AG	1,556	91
CECONOMY	57,567	756
CTS Eventim AG & Co KGaA	24,060	1,173
Deutsche Lufthansa	123,024	4,122
Deutsche Post AG	137,539	6,305
Deutsche Telekom AG	49,968	807
Fielmann AG	3,160	261
Fraport Frankfurt Airport Services Worldwide	4,059	416
Freenet AG	145,332	5,037
Hornbach Holding AG & Co KGaA	2,152	185
KWS Saat SE	845	346
MAN SE	2,797	318
McKesson Europe AG	20,389	666
Merck KGaA	8,594	861
METRO AG	31,622	618
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	30,500	6,832
MVV Energie AG	1,870	61
RHOEN-KLINIKUM AG	46,775	1,631
Salzgitter AG	52,115	2,984
TAG Immobilien AG	173,100	3,285
Talanx AG	60,400	2,677
Wuestenrot & Wuerttembergische AG	41,820	1,172
		51,139

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Hong Kong — 3.1%
ASM Pacific Technology Ltd	233,100	$3,335
BOC Hong Kong Holdings Ltd	564,500	2,841
Chevalier International Holdings Ltd	14,000	22
Chinney Investments Ltd	88,000	38
CK Asset Holdings Ltd	100,500	867
CK Infrastructure Holdings Ltd	535,925	4,489
CLP Holdings Ltd	1,109,691	11,186
First Pacific Co Ltd/Hong Kong	467,280	292
Fountain SET Holdings Ltd	386,000	52
Guoco Group Ltd	15,000	210
Hang Lung Group Ltd	43,000	146
Hang Seng Bank	53,011	1,315
HK Electric Investments & HK Electric Investments Ltd (A)	1,071,521	1,005
HKT Trust & HKT Ltd	4,191,686	5,353
Hong Kong & China Gas Co Ltd	339,900	671
Hong Kong Aircraft Engineering Co Ltd	2,000	12
Hua Hong Semiconductor Ltd (A)	1,224,000	2,355
Hysan Development Co Ltd	75,684	438
Kerry Properties Ltd	1,225,643	5,558
Langham Hospitality Investments and Langham Hospitality Investments Ltd	632,500	274
Link ‡	497,538	4,236
MTR Corp Ltd	462,343	2,448
NWS Holdings Ltd	176,989	333
Paliburg Holdings Ltd	104,000	44
PCCW Ltd	1,668,542	950
Power Assets Holdings Ltd	297,587	2,525
Regal Hotels International Holdings Ltd	180,000	114
Shangri-La Asia Ltd	165,812	371
Sun Hung Kai Properties Ltd	281,000	4,675
Sunlight ‡	143,943	100
Swire Pacific Ltd, ClA	87,621	884
Transport International Holdings Ltd	14,000	42
WH Group Ltd (A)	3,575,859	4,435
Wheelock & Co Ltd	74,135	539
Wing Tai Properties	18,000	14
Yue Yuen Industrial Holdings Ltd	846,000	3,623
		65,792

Ireland — 0.0%
Hibernia PLC ‡	52,290	91
Irish Residential Properties PLC ‡	50,199	87
Total Produce PLC	118,138	345
		523

Israel — 1.8%
Alrov Properties and Lodgings Ltd	1,778	59
Amot Investments Ltd	261,782	1,504
Bank Hapoalim BM	1,351,918	9,668
Bank Leumi Le-Israel BM	1,521,925	9,212
Delta-Galil Industries Ltd	2,303	76

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FIBI Holdings Ltd	1,975	$54
Gazit-Globe Ltd	70,148	714
Israel Discount Bank Ltd, Cl A *	388,760	1,117
Isras Investment Co Ltd	743	91
Maabarot Products Ltd	1,493	18
Malam - Team Ltd	731	82
Mediterranean Towers Ltd	20,398	43
Mizrahi Tefahot Bank Ltd	380,700	7,053
Oil Refineries Ltd	347,656	166
OPC Energy Ltd	7,483	42
Orbotech Ltd *	54,700	3,006
Paz Oil Co Ltd *	8,320	1,360
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	12,441	707
Shufersal Ltd	261,032	1,868
Strauss Group Ltd	24,022	543
Victory Supermarket Chain Ltd	2,933	38
		37,421

Italy — 0.3%
ACEA SpA	10,024	175
Ascopiave SpA	64,186	244
Banca Mediolanum SpA	116,894	1,051
Hera SpA	692,174	2,366
Intesa Sanpaolo SpA	192,191	766
Iren SpA	806,703	2,395
Orsero SpA *	10,100	111
Parmalat SpA	20,771	75
		7,183

Japan — 9.0%
Aeon Co Ltd	91,600	1,544
Aeon Hokkaido Corp	16,000	118
Ahjikan Co Ltd	6,100	76
Alfresa Holdings Corp	17,700	396
Alpen Co Ltd	36,800	842
Amiyaki Tei Co Ltd	700	35
Aohata Corp	3,000	70
Aozora Bank Ltd	84,330	3,442
Araya Industrial Co Ltd	3,800	89
Asahi Holdings Inc	7,800	146
Asante Inc	1,800	33
As-me ESTELLE CO Ltd	6,000	59
Astellas Pharma Inc	534,900	7,870
Atsugi Co Ltd	25,200	283
Benesse Holdings Inc	14,200	509
Biofermin Pharmaceutical Co Ltd	1,300	35
Brother Industries Ltd	14,500	360
Can Do Co Ltd	31,716	518
Canon Inc	248,400	9,474
Cawachi Ltd	1,000	24
C’BON COSMETICS Co Ltd	3,200	104
Choushimaru Co Ltd	2,000	94

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
COMSYS Holdings Corp	144,300	$3,784
Cota Co Ltd	6,380	117
Create Medic Co Ltd	3,300	36
Daiichi Sankyo Co Ltd	106,095	3,766
Daiohs Corp	2,700	34
Daisyo Corp	1,400	22
DyDo Group Holdings Inc	17,196	1,069
EAT&Co Ltd	2,000	41
Ebara Foods Industry Inc	1,700	34
EDION Corp	8,000	97
Feed One Co Ltd	35,900	83
Fujitsu Ltd	340,000	2,032
Fujiya Co Ltd	10,700	257
Gourmet Kineya Co Ltd *	8,000	89
HABA Laboratories Inc	2,800	198
Hakudo Co Ltd	9,800	226
Heiwa Real Estate Inc, Cl A ‡	480	458
Hino Motors Ltd	44,100	579
Hitachi Construction Machinery Co Ltd	10,500	446
Hitachi Ltd	86,000	651
Hoya Corp	71,772	3,781
Idemitsu Kosan Co Ltd	25,500	974
Invesco Office J-Reit Inc ‡	5,344	785
ITOCHU Corp	210,300	4,042
Itochu-Shokuhin Co Ltd	953	52
Itoham Yonekyu Holdings Inc	16,000	135
J Front Retailing Co Ltd	10,300	186
Japan Airlines Co Ltd	165,100	6,357
Japan Post Bank Co Ltd	17,400	237
Japan Post Holdings Co Ltd	85,800	1,034
Japan Tobacco Inc	28,900	822
J-Oil Mills Inc	2,800	97
Jolly - Pasta Co Ltd	1,800	28
JXTG Holdings	1,090,900	6,580
Kadoya Sesame Mills Inc	1,500	94
Kakiyasu Honten Co Ltd	6,600	192
Kato Sangyo Co Ltd	20,600	697
KDDI Corp	205,000	5,027
Keiyo Co Ltd	57,700	329
Key Coffee Inc	8,300	168
KFC Holdings Japan Ltd	10,173	193
King Jim Co Ltd	12,500	114
Kohnan Shoji Co Ltd	171,554	4,018
Konica Minolta Inc	19,800	182
K’s Holdings Corp	138,100	3,829
Kuraray Co Ltd	144,500	2,507
Kurimoto Ltd	10,000	194
Kyokuyo Co Ltd	19,600	701
KYORIN Holdings Inc	28,100	542
Kyoritsu Printing Co Ltd	21,200	74
Kyowa Exeo Corp	191,900	5,095
LaSalle Logiport ‡	307	322

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marubeni Corp	219,500	$1,673
Marudai Food Co Ltd	38,836	185
Matsuya Foods Co Ltd	8,830	326
McDonald’s Holdings Co Japan Ltd	68,500	3,060
Medipal Holdings Corp	90,300	1,839
Ministop Co Ltd	11,867	242
Mitsubishi Gas Chemical Co Inc	73,100	1,809
Mitsubishi Materials Corp	1,900	59
Mitsubishi Tanabe Pharma Corp	238,600	5,091
Mitsubishi UFJ Lease & Finance Co Ltd	56,800	360
Mitsui & Co Ltd	82,700	1,499
Mitsui Sugar Co Ltd	20,500	833
Mixi Inc	13,200	533
Miyoshi Oil & Fat Co Ltd	10,700	142
Mochida Pharmaceutical Co Ltd	7,500	538
Morito Co Ltd	7,000	64
Morozoff Ltd	700	44
Mory Industries Inc	4,500	153
MOS Food Services Inc	2,746	84
MrMax Holdings Ltd	7,412	50
NAC Co Ltd	14,000	133
Nakayama Steel Works Ltd	48,600	322
Natori Co Ltd	5,600	105
Neturen Co Ltd	11,100	111
Nichia Steel Works Ltd	13,800	46
Nihon Eslead Corp	5,800	121
Nihon Shokuhin Kako Co Ltd	1,477	36
Nippon Beet Sugar Manufacturing Co Ltd	3,000	66
Nippon Express Co Ltd	6,486	434
Nippon Flour Mills Co Ltd	202,242	3,112
NIPPON Investment Corp ‡	192	597
Nippon Light Metal Holdings Co Ltd	200,300	540
Nippon Prologis Inc ‡	102	231
Nippon Telegraph & Telephone Corp	331,600	15,428
Nissan Motor Co Ltd	488,500	5,117
Nisshin Oillio Group Ltd/The	16,049	437
Nisshin Seifun Group Inc	24,600	487
Nissui Pharmaceutical Co Ltd	8,900	115
NJS Co Ltd	3,200	49
NTT DOCOMO Inc	160,042	4,100
Ohmoto Gumi Co Ltd	600	34
Ohsho Food Service Corp	11,300	543
Okinawa Cellular Telephone Co	2,300	87
Okinawa Electric Power Co Inc/The	28,360	768
Ootoya Holdings Co Ltd	1,900	43
Oracle Corp Japan *	29,754	2,299
Osaka Gas Co Ltd	207,315	4,087
Otsuka Corp	6,200	576
OUG Holdings Inc	3,500	88
Ozu Corp	800	17
Rhythm Watch Co Ltd	1,600	35
Ricoh Co Ltd	56,000	598

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rock Field Co Ltd	3,620	$72
Sagami Chain Co Ltd	11,800	155
Sekisui Chemical Co Ltd	164,600	3,092
Senko Group Holdings Co Ltd	371,600	2,631
Senshu Ikeda Holdings Inc	650,300	2,541
Seven & i Holdings Co Ltd	26,300	1,098
Shimachu Co Ltd	51,800	1,718
Showa Sangyo Co Ltd	3,300	87
Showa Shell Sekiyu KK	47,300	609
SKY Perfect JSAT Holdings Inc	378,000	1,705
SRS Holdings Co Ltd	18,700	170
ST Corp	9,000	196
Starts Proceed Investment Corp ‡	73	114
Starzen Co Ltd	7,700	386
Studio Alice Co Ltd	8,208	196
Sumitomo Bakelite Co Ltd	472,000	4,118
Sumitomo Osaka Cement Co Ltd	694,000	3,204
Taiheiyo Cement Corp	10,500	389
Taisho Pharmaceutical Holdings Co Ltd	1,200	109
Takeda Pharmaceutical Co Ltd	38,500	2,189
Takihyo Co Ltd	2,800	59
Tear Corp	4,000	38
Teijin Ltd	251,500	4,948
Ten Allied Co Ltd *	6,400	29
Tenpos Holdings Co Ltd	2,800	66
Toho Co Ltd/Kobe	7,200	166
Toho Holdings Co Ltd	16,400	385
Tokai Corp/Gifu	4,554	111
Tokyo Gas Co Ltd	14,700	368
Tokyo Theatres Co Inc	1,700	24
Tokyu Recreation Co Ltd	4,000	36
Tomoe Engineering Co Ltd	4,000	75
Toshiba Plant Systems & Services Corp	149,200	3,006
Toyo Suisan Kaisha Ltd	16,100	628
Treasure Factory Co Ltd	5,100	40
Trend Micro Inc/Japan	862	49
Tsumura & Co	38,000	1,270
Unicafe Inc	9,700	105
Unicharm Corp *	10,500	293
Vital KSK Holdings Inc	32,600	314
WIN-Partners Co Ltd	8,000	133
Yamaguchi Financial Group Inc	263,000	3,175
Yoshinoya Holdings Co Ltd	33,100	596
Zaoh Co Ltd	2,000	34
ZERIA Pharmaceutical Co Ltd	5,000	97
		189,698

Luxembourg — 0.1%
RTL Group SA	11,656	1,025

Netherlands — 0.5%
ABN AMRO Group NV (A)	38,335	1,198
Aegon NV	172,750	1,204

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amsterdam Commodities NV	2,334	$63
Coca-Cola European Partners PLC	8,478	322
ForFarmers NV	77,065	847
Heineken Holding	4,060	404
NN Group NV	84,098	3,765
Philips Lighting NV (A)	78,500	3,111
Sligro Food Group NV	11,304	587
		11,501

New Zealand — 1.1%
Air New Zealand Ltd	153,989	365
Argosy Property Ltd	548,186	409
Arvida Group Ltd	26,776	24
Auckland International Airport Ltd	129,747	603
Contact Energy Ltd	851,941	3,247
EBOS Group Ltd	3,798	49
Fisher & Paykel Healthcare Corp Ltd	458,929	4,562
Fletcher Building Ltd	977,541	4,597
Freightways Ltd	103,889	553
Genesis Energy Ltd	411,236	700
Goodman Property Trust ‡	761,810	726
Infratil Ltd	25,128	56
Investore Property Ltd	78,804	80
Kiwi Property Group Ltd ‡	1,028,479	986
Mainfreight Ltd	37,867	660
Mercury NZ Ltd	507,953	1,160
Meridian Energy Ltd	109,580	221
Metlifecare Ltd	79,250	340
New Zealand Refining Co Ltd/The	27,387	47
Property for Industry Ltd ‡	23,622	28
Restaurant Brands New Zealand Ltd	68,854	358
Ryman Healthcare Ltd	89,763	692
Sanford Ltd/NZ	8,999	50
Spark New Zealand Ltd	926,168	2,239
Steel & Tube Holdings Ltd	33,559	51
Stride Property Group	137,248	167
Summerset Group Holdings Ltd	140,456	649
Trustpower Ltd	12,723	48
Z Energy Ltd	53,994	273
		23,940

Norway — 0.9%
Leroy Seafood Group ASA	480,800	2,886
Norsk Hydro ASA	260,721	1,767
Orkla ASA	665,197	7,299
Statoil ASA	4,241	98
Telenor ASA	338,189	7,610
		19,660

Portugal — 0.2%
Jeronimo Martins SGPS SA	39,857	829
Novabase SGPS SA	8,381	30

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
REN - Redes Energeticas Nacionais SGPS SA	1,138,079	$3,435
		4,294

Singapore — 2.4%
Ascendas ‡	1,975,000	3,949
Ascendas Hospitality Trust ‡	370,300	236
Cache Logistics Trust ‡	477,900	302
CapitaLand Commercial Trust ‡	1,288,648	1,680
CapitaLand Mall Trust ‡	3,949,100	6,020
CDL Hospitality Trusts ‡	94,900	119
City Developments Ltd	9,300	89
ComfortDelGro Corp Ltd	496,119	758
DBS Group Holdings Ltd	392,100	8,432
Far East Hospitality Trust ‡	200,800	106
Frasers Centrepoint Trust ‡	52,300	87
Frasers Hospitality Trust ‡	213,200	126
Genting Singapore PLC	481,400	419
Hutchison Port Holdings Trust, Cl U	1,276,316	464
IREIT Global ‡	165,700	101
Mapletree Commercial Trust ‡	771,300	915
Mapletree Greater China Commercial Trust ‡	1,005,700	903
Mapletree Industrial Trust ‡	1,990,100	2,949
Olam International Ltd	55,000	93
OUE Hospitality Trust ‡	77,400	50
OUE Ltd	414,700	597
Oversea-Chinese Banking Corp Ltd	681,800	6,696
SATS Ltd	284,200	1,113
Sheng Siong Group Ltd	1,150,200	812
Singapore Airlines Ltd	63,538	531
Singapore Press Holdings Ltd	463,308	907
Singapore Technologies Engineering Ltd	310,900	799
Soilbuild Business Space ‡	338,300	164
SPH ‡	1,316,400	996
StarHub Ltd	607,192	1,143
Suntec ‡	86,222	128
United Overseas Bank Ltd	346,800	7,265
UOL Group Ltd	47,300	303
Viva Industrial Trust ‡	338,900	222
Wilmar International Ltd	138,511	336
Yangzijiang Shipbuilding Holdings Ltd	478,400	542
		50,352

Spain — 0.1%
Ebro Foods SA	65,800	1,653

Sweden — 1.2%
Axfood AB	165,809	3,063
Electrolux, Cl B	93,600	3,072
Essity AB, Cl B	195,069	5,358
ICA Gruppen AB	153,281	5,473
Swedish Match AB	202,034	8,599

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telia Co AB	178,446	$845
		26,410

Switzerland — 4.4%
ABB Ltd	137,059	3,335
Adecco Group AG	3,233	260
Allreal Holding AG	9,035	1,495
Alpiq Holding AG *	216	17
ALSO Holding AG	13,200	1,865
Barry Callebaut AG	2,181	4,297
Bell Food Group AG	114	48
BKW AG	9,657	555
Chocoladefabriken Lindt & Spruengli AG	183	1,689
Crealogix Holding AG	303	55
Daetwyler Holding AG	1,719	364
dormakaba Holding AG	161	148
EMS-Chemie Holding AG	3,512	2,248
Flughafen Zurich AG	9,735	2,310
Intershop Holding AG	697	353
Investis Holding SA	813	55
Kuehne + Nagel International AG	1,482	242
Luzerner Kantonalbank AG	140	77
Nestle SA	132,734	10,554
Novartis AG	198,637	16,586
Orior AG	1,841	147
Pargesa Holding SA	3,022	268
Roche Holding AG	60,403	13,993
Schindler Holding AG	7,556	1,766
SGS SA	826	2,100
Siegfried Holding AG	617	214
Sonova Holding AG	19,784	3,101
Straumann Holding	767	516
Swiss Life Holding	15,700	5,677
Swiss Prime Site AG	27,203	2,541
Swiss Re AG	80,500	8,210
Swisscom AG	9,532	5,159
Swissquote Group Holding SA	783	40
Tamedia AG	250	34
UBS Group AG	48,599	926
Valora Holding AG	4,987	1,813
Vontobel Holding AG	705	47
		93,105

United Kingdom — 3.8%
AG Barr PLC	23,758	215
Amino Technologies PLC	28,544	77
BAE Systems PLC	825,700	6,559
BCA Marketplace PLC	132,079	299
BP PLC	130,100	846
Britvic PLC	668,916	6,223
Carnival PLC	6,994	461
Central Asia Metals PLC	191,952	854
Centrica PLC	376,680	742

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola HBC	39,796	$1,305
Computacenter PLC	3,456	53
Cranswick PLC	14,989	632
Custodian PLC ‡	18,811	30
Diageo PLC	79,032	2,679
F&C UK Real Estate Investment Ltd ‡	31,314	45
GlaxoSmithKline PLC	646,300	11,597
Grainger PLC	72,931	274
Greggs PLC	39,188	645
Hansteen Holdings PLC ‡	40,571	74
Imperial Brands PLC	51,444	1,852
Inchcape PLC	364,700	3,396
International Consolidated Airlines Group SA	17,501	147
J D Wetherspoon PLC	224,700	3,898
JD Sports Fashion PLC	4,180	22
John Menzies PLC	17,026	151
Kingfisher PLC	2,017,492	9,929
LondonMetric Property PLC ‡	28,245	69
Lookers PLC	451,200	551
Marks & Spencer Group PLC	903,700	3,666
National Express Group PLC	110,600	531
QinetiQ Group PLC	41,037	116
Randgold Resources Ltd	1,850	149
Rentokil Initial PLC	30,621	122
Rightmove PLC	29,592	1,742
Royal Mail PLC	508,900	3,924
ScS Group PLC	12,552	39
Secure Income PLC ‡	6,269	31
Softcat PLC	34,364	277
SSE PLC	634,127	10,703
Standard Life Investment Property Income Trust Ltd ‡	298,204	383
Tate & Lyle PLC	448,900	3,453
Telecom Plus PLC	14,308	248
Tritax Big Box PLC ‡	377,080	731
WH Smith PLC	17,775	495
		80,235

United States — 52.2%

Consumer Discretionary — 5.0%
Booking Holdings Inc *	456	928
Brinker International Inc	37,600	1,295
Carnival Corp, Cl A	11,451	766
Carter’s Inc	37,088	4,327
Children’s Place Inc/The	20,600	2,931
Choice Hotels International Inc	4,157	329
Churchill Downs Inc	14,117	3,645
Columbia Sportswear Co	2,564	194
Comcast Corp, Cl A	231,300	8,375
Cooper-Standard Holdings Inc *	26,300	3,204
Darden Restaurants Inc	45,478	4,193

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dick’s Sporting Goods Inc	6,628	$212
Gap Inc/The	113,246	3,576
Home Depot Inc/The	37,411	6,819
Hyatt Hotels Corp, Cl A	3,511	271
John Wiley & Sons Inc, Cl A	13,804	887
Kohl’s Corp	47,300	3,126
Live Nation Entertainment Inc *	86,666	3,883
Lowe’s Cos Inc	46,600	4,175
McDonald’s Corp	78,580	12,395
New York Times Co/The, Cl A	26,063	628
News Corp, Cl A	87,459	1,411
NVR Inc *	63	179
Playa Hotels & Resorts NV *	43,503	439
RCI Hospitality Holdings Inc	7,777	210
Sally Beauty Holdings Inc *	235,100	3,959
Scholastic Corp	6,700	244
Service Corp International/US	110,839	4,149
Target Corp	179,500	13,536
TJX Cos Inc/The	37,839	3,129
VF Corp	37,299	2,781
Walt Disney Co/The	88,876	9,168
World Wrestling Entertainment Inc, Cl A	13,263	506
		105,870

Consumer Staples — 9.8%
Altria Group Inc	78,002	4,910
Brown-Forman Corp, Cl B	50,939	3,555
Campbell Soup	96,900	4,171
Clorox Co/The	99,711	12,871
Coca-Cola Co/The	180,557	7,804
Coca-Cola European Partners PLC	50,913	1,936
Colgate-Palmolive Co	109,977	7,585
Constellation Brands Inc, Cl A	11,369	2,450
Costco Wholesale Corp	22,917	4,375
CVS Health Corp	63,700	4,314
Dr Pepper Snapple Group Inc	19,613	2,280
Estee Lauder Cos Inc/The, Cl A	74,099	10,258
Fresh Del Monte Produce Inc	66,600	3,109
Hershey Co/The	16,757	1,646
Ingredion Inc	59,306	7,748
J&J Snack Foods Corp	9,004	1,209
JM Smucker Co/The	91,200	11,518
Kellogg Co	163,200	10,804
Kimberly-Clark Corp	46,919	5,204
Kroger Co/The	171,800	4,659
Medifast Inc	16,945	1,081
Molson Coors Brewing Co, Cl B	44,300	3,378
Monster Beverage Corp *	24,756	1,569
Oil-Dri Corp of America	838	30
PepsiCo Inc	96,087	10,544
Philip Morris International Inc	35,828	3,710
Procter & Gamble Co/The	133,401	10,475

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sanderson Farms Inc	27,800	$3,424
Simply Good Foods Co/The *	17,755	240
Spectrum Brands Holdings Inc	2,164	214
Sysco Corp	115,809	6,908
Tyson Foods Inc, Cl A	164,164	12,210
Universal Corp/VA	29,700	1,460
USANA Health Sciences Inc *	13,962	1,067
Vector Group Ltd	93,055	1,865
Walgreens Boots Alliance Inc	194,121	13,373
Walmart Inc	269,041	24,216
		208,170

Energy — 1.2%
Exxon Mobil Corp	204,464	15,486
Phillips 66	7,629	690
Valero Energy Corp	107,900	9,756
		25,932

Financials — 7.4%
Aflac Inc	86,500	7,688
AGNC Investment Corp ‡	360,267	6,463
Allstate Corp/The	76,600	7,067
American Financial Group Inc/OH	31,700	3,576
Annaly Capital Management Inc ‡	1,120,528	11,239
Apollo Commercial Real Estate Finance Inc ‡	157,800	2,881
Axis Capital Holdings Ltd	58,900	2,906
BankFinancial Corp	12,211	196
BB&T Corp	60,200	3,272
Beneficial Bancorp Inc	17,592	264
Berkshire Hathaway Inc, Cl B *	128,768	26,681
Blackstone Mortgage Trust Inc, Cl A ‡	44,491	1,381
Charter Financial Corp/MD	24,773	492
Chimera Investment Corp ‡	178,600	2,993
Everest Re Group Ltd	34,100	8,192
Granite Point Mortgage Trust Inc ‡	37,479	632
Hartford Financial Services Group Inc/The	94,900	5,015
Kearny Financial Corp/MD	20,479	266
Lincoln National Corp	90,289	6,877
MetLife Inc	75,936	3,508
National Western Life Group Inc, Cl A	150	46
Northwest Bancshares Inc	6,352	104
PNC Financial Services Group Inc/The	24,500	3,863
Provident Financial Holdings Inc	9,453	172
Prudential Financial Inc	54,491	5,793
Reinsurance Group of America Inc, Cl A	43,370	6,670
Starwood Property Trust Inc ‡	216,712	4,388
Territorial Bancorp Inc	1,769	53
Torchmark Corp	63,707	5,439
Travelers Cos Inc/The	110,500	15,360
Two Harbors Investment Corp ‡	197,750	2,905
Unum Group	22,339	1,138
Voya Financial Inc	143,371	7,315

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Waterstone Financial Inc	59,003	$1,015

		155,850

Health Care — 11.3%
Abaxis Inc	3,017	201
AbbVie Inc	93,230	10,799
Aetna Inc	32,151	5,693
Agilent Technologies Inc	7,309	501
AmerisourceBergen Corp	14,391	1,369
Amgen Inc	39,400	7,241
Anthem Inc	46,428	10,928
Baxter International Inc	82,365	5,583
Bio-Rad Laboratories Inc, Cl A *	22,015	5,945
Bruker Corp	23,910	733
Cardinal Health Inc	22,925	1,587
Charles River Laboratories International Inc *	8,459	902
Chemed Corp	26,986	7,006
Cigna Corp	70,294	13,770
Cooper Cos Inc/The	6,401	1,476
Danaher Corp	56,072	5,483
Eli Lilly & Co	3,115	240
Encompass Health Corp	11,237	598
Express Scripts Holding Co *	68,700	5,183
Gilead Sciences Inc	98,500	7,755
Haemonetics Corp *	34,262	2,429
HCA Healthcare Inc	67,000	6,650
Humana Inc	37,011	10,060
Intuitive Surgical Inc *	9,344	3,985
Johnson & Johnson	245,715	31,913
LifePoint Health Inc *	45,600	2,102
Masimo Corp *	21,740	1,903
Merck & Co Inc	338,690	18,364
Mettler-Toledo International Inc *	8,830	5,441
National HealthCare Corp	16,031	941
Owens & Minor Inc	53,200	873
PerkinElmer Inc	28,139	2,148
Pfizer Inc	753,347	27,354
Prestige Brands Holdings Inc *	41,832	1,414
Quest Diagnostics Inc	91,527	9,432
Teleflex Inc	4,542	1,135
United Therapeutics Corp *	36,365	4,213
UnitedHealth Group Inc	17,360	3,926
WellCare Health Plans Inc *	26,033	5,048
Zoetis Inc, Cl A	98,014	7,925

		240,249

Industrials — 4.3%
3M Co	16,430	3,869
Atento SA	76,105	727
Boeing Co/The	22,627	8,196
BWX Technologies Inc	34,570	2,176
Deere	33,600	5,405

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FedEx Corp	1,974	$486
Harris	17,292	2,700
Herman Miller Inc	17,459	627
Honeywell International Inc	38,110	5,759
Lockheed Martin Corp	701	247
ManpowerGroup Inc	33,241	3,938
Norfolk Southern Corp	7,091	986
Northrop Grumman Corp	8,502	2,976
Republic Services Inc, Cl A	225,257	15,133
United Parcel Service Inc, Cl B	56,881	5,939
United Technologies Corp	95,692	12,894
Waste Management Inc	213,901	18,464

		90,522

Information Technology — 6.2%
Accenture PLC, Cl A	36,427	5,865
Amdocs Ltd	232,935	15,325
Apple Inc	113,900	20,288
Aspen Technology Inc *	12,218	944
CA Inc	160,900	5,648
Cisco Systems Inc	349,800	15,664
CSG Systems International Inc	61,712	2,881
Dell Technologies Inc, Cl V *	7,668	570
F5 Networks Inc *	31,700	4,708
Genpact Ltd	5,046	158
Intel Corp	340,000	16,759
International Business Machines Corp	82,700	12,887
Jack Henry & Associates Inc	7,429	872
KLA-Tencor Corp	37,500	4,249
Mastercard Inc, Cl A	46,307	8,139
MAXIMUS Inc	4,122	276
MoneyGram International Inc *	6,133	66
Motorola Solutions Inc	74,200	7,876
Plantronics Inc	9,127	493
Sykes Enterprises Inc *	78,300	2,275
Synopsys Inc *	8,200	694
Total System Services Inc	36,647	3,223
Visa Inc, Cl A	3,096	381

		130,241

Materials — 1.2%
Avery Dennison Corp	28,100	3,320
Eastman Chemical Co	51,600	5,216
Kaiser Aluminum Corp	65,273	6,551
Materion Corp	25,625	1,292
Reliance Steel & Aluminum Co	58,828	5,305
Sonoco Products Co	73,200	3,511

		25,195

Real Estate — 0.7%
Getty Realty Corp ‡	103,000	2,431
National Health Investors Inc ‡	50,100	3,250
NorthStar Realty Europe Corp ‡	50,814	522

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Piedmont Office Realty Trust Inc, Cl A ‡	192,900	$3,465
Select Income ‡	83,500	1,517
Senior Housing Properties Trust ‡	268,100	4,059

		15,244

Telecommunication Services — 1.5%
AT&T Inc	278,300	10,102
BCE Inc	190,779	8,324
Hawaiian Telcom Holdco Inc *	2,876	81
Verizon Communications Inc	267,200	12,756

		31,263

Utilities — 3.6%
American Electric Power Co Inc	32,246	2,115
CenterPoint Energy Inc	80,915	2,189
Consolidated Edison Inc	121,065	9,067
Edison International	95,600	5,792
Entergy Corp	149,200	11,312
Eversource Energy	11,996	684
Exelon Corp	387,741	14,362
FirstEnergy Corp	342,500	11,073
Hawaiian Electric Industries Inc	8,993	296
Pinnacle West Capital Corp	43,900	3,379
Public Service Enterprise Group Inc	230,400	11,158
SCANA Corp	52,900	2,098

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southern Co/The	78,143	$3,365

		76,890
		1,105,426

Total Common Stock (Cost $1,810,108) ($ Thousands)		2,029,364

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke AG	2,606	237
Henkel AG & Co KGaA	9,883	1,317
		1,554

Sweden — 0.0%

Akelius Residential Property AB	10,930	431

Total Preferred Stock (Cost $1,885) ($ Thousands)		1,985

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
1.180% **†	64,215,868	64,216

Total Cash Equivalent (Cost $64,216) ($ Thousands)		64,216

Total Investments — 98.9% (Cost $1,876,209) ($ Thousands)		$2,095,565

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
DJ Euro Stoxx 50 Index	164	Mar-2018	$7,317	$6,877	$(311)

FTSE 100 Index	41	Mar-2018	4,321	4,082	(243)

Hang Seng Index	4	Mar-2018	802	786	(16)

S&P 500 Index E-MINI	218	Mar-2018	30,743	29,587	(1,156)

SPI 200 Index	19	Mar-2018	2,257	2,221	(10)

TOPIX Index	28	Mar-2018	4,732	4,639	(269)

			$50,172	$48,192	$(2,005)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund (Continued)

A list of the open forwards contracts held by the Fund at February 28, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/28/18	USD	44	NOK	343	$—
Brown Brothers Harriman	03/28/18	USD	58	SEK	469	(1)
Brown Brothers Harriman	03/28/18	USD	72	NZD	98	(1)
Brown Brothers Harriman	03/28/18	USD	96	DKK	580	(1)
Brown Brothers Harriman	03/28/18	USD	136	SGD	179	—
Brown Brothers Harriman	03/28/18	USD	140	AUD	179	(1)
Brown Brothers Harriman	03/28/18	USD	146	HKD	1,142	—
Brown Brothers Harriman	03/28/18	USD	182	CAD	231	(1)
Brown Brothers Harriman	03/28/18	USD	240	GBP	172	(3)
Brown Brothers Harriman	03/28/18	USD	446	CHF	415	(6)
Brown Brothers Harriman	03/28/18	USD	596	EUR	483	(6)
Brown Brothers Harriman	03/28/18	USD	1,167	JPY	124,279	—
Brown Brothers Harriman	03/28/18	NZD	18,985	USD	13,946	242
Brown Brothers Harriman	03/28/18	GBP	31,900	USD	44,509	500
Brown Brothers Harriman	03/28/18	SGD	34,649	USD	26,269	59
Brown Brothers Harriman	03/28/18	SGD	340	USD	257	—
Brown Brothers Harriman	03/28/18	AUD	37,178	USD	29,192	227
Brown Brothers Harriman	03/28/18	CHF	46,959	USD	50,308	470
Brown Brothers Harriman	03/28/18	EUR	77,003	USD	95,036	912
Brown Brothers Harriman	03/28/18	CAD	77,819	USD	61,270	495
Brown Brothers Harriman	03/28/18	NOK	1,385	USD	177	1
Brown Brothers Harriman	03/28/18	NOK	78,513	USD	9,962	(6)
Brown Brothers Harriman	03/28/18	DKK	89,551	USD	14,841	135
Brown Brothers Harriman	03/28/18	SEK	123,361	USD	15,201	273
Brown Brothers Harriman	03/28/18	HKD	3,069	USD	393	—
Brown Brothers Harriman	03/28/18	HKD	277,599	USD	35,503	(2)
Brown Brothers Harriman	03/28/18	JPY	10,148,873	USD	95,061	(268)
						$3,018

Percentages are based on Net Assets of $2,118,802 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $12,104 ($ Thousands), representing 0.57% of the Net Assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Global Managed Volatility Fund (Continued)

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,027,848	$1,516	$–	$2,029,364
Preferred Stock	1,985	–	–	1,985
Cash Equivalent	64,216	–	–	64,216

Total Investments in Securities	$2,094,049	$1,516	$–	$2,095,565

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(2,005)	$—	$—	$(2,005)
Forwards Contracts *
Unrealized Appreciation	—	3,314	—	3,314
Unrealized Depreciation	—	(296)	—	(296)

Total Other Financial Instruments	$(2,005)	$3,018	$—	$1,013

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 05/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, ClF	$ 28,866	$ 454,894	$(419,544)	$ 64,216	$ 485

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.6%

Argentina — 1.0%
Banco Macro SA ADR	95,735	$10,828
MercadoLibre Inc (A)	111,261	43,166
Ternium SA ADR (A)	78,630	2,719
YPF SA ADR	1,416,525	32,736
		89,449

Australia — 4.6%
a2 Milk Co Ltd *	4,317,070	41,171
Alumina Ltd	16,441,410	28,302
AMP Ltd	3,807,600	15,659
Aristocrat Leisure Ltd	1,057,664	20,216
ASX Ltd	638,525	28,973
BGP Holdings *(B)	239,898	–
BHP Billiton Ltd	1,230,457	28,692
BHP Billiton Ltd ADR (A)	271,584	12,629
BlueScope Steel Ltd	1,435,886	18,025
Brambles Ltd	1,314,379	9,806
CIMIC Group Ltd ‡	132,916	4,809
Cochlear Ltd	141,332	20,138
Costa Group Holdings Ltd	191,739	1,084
CSR Ltd	755,709	3,024
Downer EDI Ltd	443,514	2,377
Goodman Group ‡	1,263,650	8,053
Newcrest Mining Ltd	1,999,989	33,060
Orora Ltd	315,312	806
OZ Minerals Ltd	4,776,254	35,634
Qantas Airways Ltd	5,567,848	25,426
SEEK Ltd	358,587	5,599
South32 Ltd	20,983,481	53,672
		397,155

Austria — 0.8%
Erste Group Bank AG	437,222	22,272
OMV AG	54,765	3,147
Raiffeisen Bank International AG	51,416	1,993
Schoeller-Bleckmann Oilfield Equipment AG	184,457	18,981
voestalpine AG	413,508	23,852
		70,245

Belgium — 0.1%
AGFA-Gevaert NV *	120,446	592
Greenyard NV	19,579	448
KBC Group NV	69,240	6,492
UCB SA	12,861	1,067
		8,599

Brazil — 2.3%
B3 SA - Brasil Bolsa Balcao	4,188,649	33,251
Banco Bradesco SA ADR	2,042,984	24,393
BRF SA *	1,549,800	14,292
Cielo SA	4,184,049	31,128
Cielo SA ADR	1,459,800	10,949
EDP - Energias do Brasil SA	325,800	1,326

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hypera SA	2,785,885	$29,782
IRB Brasil Resseguros S/A	189,400	2,232
JBS SA	4,812,900	14,607
Kroton Educacional SA	2,865,500	13,522
Suzano Papel e Celulose SA	677,700	4,439
TIM Participacoes SA	1,649,815	7,049
Vale SA ADR, Cl B	1,140,866	15,664
		202,634

Canada — 4.2%
Bank of Montreal	379,400	28,851
Bank of Nova Scotia/The	13,400	831
Canadian Imperial Bank of Commerce	309,200	28,281
Canadian Western Bank	18,500	548
Canfor Corp *	35,619	843
Cascades Inc	37,968	471
CI Financial Corp	1,043,123	23,234
Cogeco Communications Inc	9,000	508
Constellation Software Inc/Canada	34,919	22,635
Dollarama Inc	66,900	7,798
Empire Co Ltd, Cl A	157,400	2,919
Fairfax Financial Holdings Ltd	53,398	26,136
Gran Tierra Energy Inc *	5,211,011	13,027
Industrial Alliance Insurance & Financial Services Inc	45,340	1,925
Interfor Corp, Cl Common Subscription Receipt *	156,000	2,965
Linamar Corp	164,500	9,020
Magna International Inc, Cl A	380,050	20,940
Maple Leaf Foods Inc	279,973	7,051
National Bank of Canada	12,800	622
Norbord Inc	51,783	1,751
Premium Brands Holdings Corp	75,500	6,103
Quebecor Inc, Cl B	756,420	14,174
Restaurant Brands International Inc	217,287	12,754
Ritchie Bros Auctioneers Inc	255,342	8,270
Rogers Communications Inc, Cl B	393,186	17,734
Royal Bank of Canada	406,881	32,100
TMX Group Ltd	478,070	28,620
Toronto-Dominion Bank/The	549,938	31,760
West Fraser Timber Co Ltd	166,988	11,648
		363,519

Chile — 0.0%
Enel Chile SA ADR	226,207	1,384

China — 2.9%
Agricultural Bank of China Ltd, Cl H	14,076,000	7,761
Alibaba Group Holding Ltd ADR *(A)	304,356	56,653
Baidu Inc ADR *	59,341	14,974
BYD Co Ltd, Cl H (A)	2,002,000	18,507
BYD Electronic International Co Ltd	595,500	1,473
China Life Insurance Co Ltd, Cl H	7,224,000	21,304
China Oilfield Services Ltd, ClH	17,053,000	17,774

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Petroleum & Chemical Corp, Cl H	3,818,000	$3,048
China Shenhua Energy Co Ltd, Cl H	497,000	1,408
China Telecom Corp Ltd, Cl H	9,116,000	4,006
Ctrip.com International Ltd ADR *(A)	247,057	11,360
Kunlun Energy Co Ltd	18,121,900	16,986
Momo Inc ADR *(A)	1,060,330	35,044
NetEase Inc ADR	91,950	26,974
PetroChina Co Ltd, Cl H	544,000	381
Ping An Insurance Group Co of China Ltd, Cl H	1,776,500	18,772
		256,425

Colombia — 0.5%
Bancolombia SA ADR, Cl R (A)	422,719	17,830
Ecopetrol SA ADR	1,561,305	27,339
		45,169

Czech Republic — 0.1%
Komercni banka as	251,985	11,185

Denmark — 1.1%
Bavarian Nordic A/S *	23,515	941
DSV A/S	279,487	21,936
GN Store Nord A/S	50,732	1,749
H Lundbeck A/S	274,202	14,343
Novo Nordisk A/S, Cl B	475,955	24,580
Novozymes A/S, Cl B	254,981	13,114
Pandora A/S	155,985	16,299
		92,962

Finland — 1.3%
Fortum OYJ	1,055,900	23,248
Kone OYJ, Cl B (A)	267,480	13,894
Neste Oyj	531,439	38,995
Orion Oyj, Cl B	155,767	5,083
Sampo Oyj, Cl A	225,955	12,811
Sanoma OYJ	45,013	543
Stora Enso OYJ, Cl R	387,815	6,862
UPM-Kymmene OYJ	288,104	9,907
		111,343

France — 5.4%
Air France-KLM *	553,162	6,575
Air Liquide SA	139,349	17,469
Airbus SE	207,398	24,756
Arkema SA	270,317	35,356
Bouygues SA	96,849	4,905
Bureau Veritas SA	475,182	12,440
CNP Assurances	360,170	8,791
Edenred	455,929	16,038
Engie SA	4,105,834	64,243
Eramet *	19,548	3,074
Essilor International Cie Generale d’Optique SA	87,148	11,431
Ipsen SA	45,321	6,684

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kering SA	20,870	$9,838
Legrand SA	233,738	18,378
L’Oreal SA	154,642	33,288
Nexity SA	42,067	2,627
Peugeot SA	1,079,086	24,372
Publicis Groupe SA	310,530	23,469
Safran SA	246,246	27,241
Schneider Electric SE	217,740	18,914
Societe Generale SA	307,870	17,612
Sodexo SA	180,253	22,125
TOTAL SA	503,257	28,756
Ubisoft Entertainment SA *	8,477	699
Veolia Environnement SA	847,697	20,646
Vinci SA	77,600	7,661
		467,388

Germany — 6.1%
AIXTRON SE *	33,438	669
Allianz SE	33,260	7,756
Aroundtown SA	52,180	398
Axel Springer SE	8,909	802
BASF SE	160,997	16,921
Bayer AG	505,230	59,051
Beiersdorf AG	54,354	5,962
Borussia Dortmund GmbH & Co KGaA	49,532	362
Brenntag AG	174,752	10,930
Continental AG	163,712	44,968
Deutsche Boerse AG	578,237	76,999
Deutsche Lufthansa AG	950,715	31,856
Deutz AG	96,071	896
Evotec AG *	204,571	3,597
Fraport AG Frankfurt Airport Services Worldwide	41,774	4,278
GEA Group AG	412,589	19,582
Gerresheimer AG	37,725	2,894
Heidelberger Druckmaschinen AG *	261,942	981
HOCHTIEF AG	101,109	17,061
HUGO BOSS AG	255,203	22,814
Infineon Technologies AG	1,202,792	32,819
KION Group AG	212,558	18,202
Kloeckner & Co SE	64,494	834
Merck KGaA	221,682	22,200
MTU Aero Engines AG	71,438	11,947
SAP SE	550,634	57,762
Siemens AG	209,608	27,666
Siltronic AG *	13,477	1,990
Software AG	62,379	3,288
TAG Immobilien AG	57,744	1,096
TUI AG	398,052	8,425
Vonovia SE	293,059	13,406
Wacker Chemie AG	26,030	4,437
		532,849

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Greece — 0.2%
Alpha Bank AE *	6,502,068	$15,473

Hong Kong — 3.6%
Agile Group Holdings Ltd	1,156,000	1,986
AIA Group Ltd	2,116,600	17,655
Angang Steel Co Ltd, Cl H	840,000	920
Anhui Conch Cement Co Ltd, Cl H	6,264,000	33,464
ASM Pacific Technology Ltd	193,100	2,763
Bank of China Ltd, Cl H	97,733,000	52,849
Chaoda Modern Agriculture Holdings Ltd *	52,790	2
China Aoyuan Property Group Ltd	3,116,000	2,499
China Everbright Ltd	8,205,600	17,963
China Overseas Grand Oceans Group Ltd	1,808,000	900
China Resources Cement Holdings Ltd	2,654,000	2,044
China SCE Property Holdings Ltd	3,555,000	1,749
Geely Automobile Holdings Ltd	191,000	616
Hang Seng Bank Ltd	651,400	16,161
Hong Kong Exchanges & Clearing Ltd	1,473,932	53,128
Industrial & Commercial Bank of China Ltd, Cl H	3,359,000	2,877
Kingboard Chemical Holdings Ltd	592,500	2,984
Kingboard Laminates Holdings Ltd	1,298,500	2,277
Luye Pharma Group Ltd	24,938,531	21,560
Melco Resorts & Entertainment Ltd ADR	221,457	6,079
Nine Dragons Paper Holdings Ltd	10,742,000	19,245
Poly Property Group Co Ltd	1,811,000	923
Road King Infrastructure Ltd	464,000	843
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	3,246,000	18,837
Sino-Ocean Group Holding Ltd	818,000	580
Sinotruk Hong Kong Ltd	1,001,000	1,271
SJM Holdings Ltd	20,116,900	19,222
Tencent Holdings Ltd	134,500	7,379
Yuexiu Property Co Ltd	2,158,000	424
Yuzhou Properties Co Ltd	1,746,000	1,074
Zhongsheng Group Holdings Ltd	462,500	1,171
		311,445

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	94,456	1,031
OTP Bank PLC	251,170	11,143
		12,174

India — 1.3%
Bharat Petroleum Corp Ltd	1,190,614	7,865
HDFC Bank Ltd ADR (A)	302,333	29,381
Hindustan Petroleum Corp Ltd	673,746	3,940
ICICI Bank Ltd ADR (A)	5,731,615	54,450
Indian Oil Corp Ltd	782,707	4,554
Mindtree Ltd	28,716	358
Nestle India Ltd	3,902	464
Oil & Natural Gas Corp Ltd	469,990	1,352
Prakash Industries Ltd *	331,925	1,061

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reliance Industries Ltd	443,860	$6,496
SpiceJet Ltd *	516,197	1,091
WNS Holdings Ltd ADR *	23,928	1,077
		112,089

Indonesia — 0.4%
Bank Mandiri Persero Tbk PT	31,363,280	18,923
Bank Rakyat Indonesia Persero Tbk PT	16,734,300	4,600
Indofood Sukses Makmur Tbk PT	16,538,400	9,082
		32,605

Ireland — 0.6%
CRH PLC	408,006	13,490
James Hardie Industries PLC	611,944	10,799
Ryanair Holdings PLC ADR *	238,954	28,975
		53,264

Israel — 1.1%
Bank Hapoalim BM	1,753,555	12,540
Bank Leumi Le-Israel BM	3,321,961	20,108
Check Point Software Technologies Ltd *(A)	426,351	44,294
Israel Discount Bank Ltd, Cl A *	966,141	2,777
SodaStream International Ltd *(A)	196,650	15,913
		95,632

Italy — 1.5%
CNH Industrial NV	816,970	11,039
Enel SpA	1,428,590	8,316
EXOR NV	278,622	20,321
Ferrari NV	60,500	7,515
Fiat Chrysler Automobiles NV *	255,735	5,438
Hera SpA	311,397	1,065
Intesa Sanpaolo SpA	7,368,814	27,743
Juventus Football Club SpA *(A)	383,692	338
Mediobanca Banca di Credito Finanziario SpA	1,018,633	12,231
Prysmian SpA	753,744	23,788
Recordati SpA	265,284	9,510
Saras SpA	2,187,265	4,605
		131,909

Japan — 13.2%
ABC-Mart Inc	269,100	17,076
Asahi Glass Co Ltd	71,400	2,950
Benesse Holdings Inc	31,700	1,136
Canon Inc	11,600	442
Canon Marketing Japan Inc	51,500	1,393
Capcom Co Ltd	65,100	2,606
Daikyo Inc	230,500	4,903
Daito Trust Construction Co Ltd	154,700	25,600
Daiwa House Industry Co Ltd	644,100	23,772
Denso Corp	822,100	47,898
en-japan Inc	18,400	1,035
FANUC Corp	61,600	15,537
Fujitsu Ltd	2,884,000	17,235

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Furukawa Electric Co Ltd	133,200	$7,237
Goldcrest Co Ltd	89,000	1,877
Haseko Corp	598,600	8,764
Hazama Ando Corp	497,400	3,581
Hitachi Ltd	4,707,000	35,629
Honda Motor Co Ltd	116,900	4,220
ITOCHU Corp	1,516,900	29,152
Japan Airlines Co Ltd	255,300	9,830
Japan Exchange Group Inc	1,511,000	25,970
Japan Tobacco Inc	566,800	16,122
Kanematsu Corp	48,800	659
Kao Corp	461,276	33,739
Kato Sangyo Co Ltd	8,500	288
KDDI Corp	1,121,142	27,491
Kirin Holdings Co Ltd	203,700	5,267
Kitanotatsujin Corp (A)	393,300	2,596
Konami Holdings Corp	86,600	4,535
Koshidaka Holdings Co Ltd	20,900	1,382
Medipal Holdings Corp	305,500	6,221
Mitsubishi Corp	1,071,747	30,074
Mitsubishi Gas Chemical Co Inc	362,100	8,960
Mitsubishi UFJ Financial Group Inc	5,466,315	38,601
Mitsui & Co Ltd	1,850,750	33,557
Mixi Inc	140,100	5,653
Morinaga Milk Industry Co Ltd	117,000	4,709
Nexon Co Ltd	58,000	2,090
Nidec Corp	141,700	22,654
Nihon Unisys Ltd	58,400	1,209
Nikon Corp	78,000	1,584
Nissan Tokyo Sales Holdings Co Ltd	86,600	326
Nisshin Oillio Group Ltd/The	38,400	1,044
NTT DOCOMO Inc	1,235,373	31,648
Okasan Securities Group Inc	252,000	1,616
Omron Corp	452,600	26,594
ORIX Corp	1,172,300	20,770
PALTAC CORPORATION	46,900	2,422
PeptiDream Inc *(A)	845,122	38,571
Pioneer Corp *	937,500	1,692
Plenus Co Ltd	63,800	1,234
Prima Meat Packers Ltd	462,000	2,771
Rakuten Inc	1,266,900	11,525
Recruit Holdings Co Ltd	1,256,048	30,400
Renesas Electronics Corp *	2,914,552	33,348
Resona Holdings Inc	3,377,400	19,182
Round One Corp	225,000	3,719
Saizeriya Co Ltd	27,900	788
SBI Holdings Inc/Japan	1,486,427	33,967
Secom Co Ltd	308,000	22,073
Seibu Holdings Inc	1,176,051	19,984
Seven Bank Ltd	4,881,600	16,769
Shimano Inc	125,100	18,059
Shimizu Corp	672,600	6,232

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shinmaywa Industries Ltd	83,000	$719
Showa Denko KK	149,500	7,330
SMC Corp/Japan	55,500	23,131
Sony Corp	998,200	50,512
Square Enix Holdings Co Ltd	45,800	1,958
Sumitomo Mitsui Trust Holdings Inc	403,400	16,226
Suzuken Co Ltd/Aichi Japan	59,190	2,410
Taisei Corp	157,100	7,954
TIS Inc	270,800	9,948
Toho Holdings Co Ltd	118,000	2,771
Tokai Tokyo Financial Holdings Inc	3,023,111	22,304
Tokyo Electric Power Co Holdings Inc *	2,109,700	8,084
Tokyo Electron Ltd	41,300	8,075
Toray Industries Inc	2,424,700	24,478
Tosoh Corp	39,000	810
Toyota Tsusho Corp	522,800	19,345
Trend Micro Inc/Japan	681,600	38,565
Ube Industries Ltd	223,300	6,966
Ulvac Inc	9,200	565
YA-MAN Ltd	142,200	2,341
Yokogawa Electric Corp	742,200	14,942
Zenkoku Hosho Co Ltd	47,000	2,067
		1,151,469

Malaysia — 0.6%
CIMB Group Holdings Bhd	13,102,400	23,984
Malayan Banking Bhd	422,500	1,127
Nestle Malaysia Bhd	22,300	730
Petronas Chemicals Group Bhd	949,100	1,961
Press Metal Aluminium Holdings Bhd	726,500	1,074
Public Bank Bhd	2,258,600	13,245
Tenaga Nasional Bhd	2,559,100	10,239
		52,360

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Ser O	3,090,981	18,514
Mexichem SAB de CV	309,980	866
		19,380

Netherlands — 4.1%
Aegon NV	5,636,531	39,293
ASML Holding NV	86,603	17,006
ASR Nederland NV	326,678	14,694
BE Semiconductor Industries NV	19,162	1,894
Euronext NV (C)	517,747	36,141
Heineken Holding NV	323,482	32,221
Heineken NV	300,033	31,191
Koninklijke Ahold Delhaize NV	58,284	1,315
Koninklijke DSM NV	366,949	38,016
Koninklijke Vopak NV	482,221	22,740
PostNL NV	1,193,583	4,781
Randstad Holding NV	415,031	29,655
RELX NV	879,848	18,046

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Royal Dutch Shell PLC, Cl A	1,534,905	$48,729
Unilever NV	409,725	21,448
		357,170

Norway — 1.6%
Austevoll Seafood ASA	43,875	395
DNB ASA	1,688,301	33,399
Norsk Hydro ASA	5,480,105	37,154
Statoil ASA	1,986,484	45,988
Statoil ASA ADR (A)	1,077,797	24,390
Telenor ASA	32,528	732
		142,058

Panama — 0.3%
Copa Holdings SA, Cl A	165,410	22,491

Peru — 0.3%
Credicorp Ltd	100,582	21,771

Poland — 0.5%
Grupa Lotos SA	49,760	815
KGHM Polska Miedz SA	931,074	28,334
Polski Koncern Naftowy ORLEN SA	399,509	11,243
		40,392

Portugal — 0.6%
Banco Comercial Portugues SA, Cl R *	66,117,043	23,663
Galp Energia SGPS SA, Cl B	1,639,533	29,636
		53,299

Russia — 0.5%
Magnit PJSC GDR	406,758	8,370
Sberbank of Russia PJSC ADR	1,611,291	32,607
		40,977

Singapore — 1.1%
DBS Group Holdings Ltd	2,758,600	59,323
United Overseas Bank Ltd	1,885,884	39,504
Venture Corp Ltd	67,600	1,406
		100,233

South Africa — 1.8%
Astral Foods Ltd	22,763	549
Barclays Africa Group Ltd	1,092,354	18,234
Barloworld Ltd	239,450	3,581
Discovery Ltd	1,223,143	18,475
Exxaro Resources Ltd (A)	267,672	2,976
FirstRand Ltd	1,374,245	8,512
Investec PLC (A)	365,384	3,193
Liberty Holdings Ltd	45,812	517
MMI Holdings Ltd/South Africa	982,577	1,803
Naspers Ltd, Cl N	185,152	50,753
Sappi Ltd	148,836	960
Sibanye Gold Ltd	15,176,197	14,607
Standard Bank Group Ltd	390,734	7,174
Telkom SA SOC Ltd	513,911	2,232

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Truworths International Ltd	3,160,633	$26,822
		160,388

South Korea — 3.5%
Hana Financial Group Inc	206,550	9,320
Hanwha Chemical Corp	14,009	428
Hyundai Mobis Co Ltd	70,612	14,815
Hyundai Wia Corp	248,282	13,294
Kia Motors Corp	89,310	2,829
KT Corp ADR (A)	520,469	6,912
LF Corp	21,297	572
LG Chem Ltd	14,030	4,947
LG Display Co Ltd	692,947	19,068
LG Electronics Inc	229,830	21,146
NAVER Corp	55,110	40,759
POSCO	24,178	7,976
Samsung Electronics Co Ltd	55,811	120,816
Samsung Securities Co Ltd	405,929	14,727
SeAH Steel Corp	5,154	413
SIMMTECH HOLDINGS Co Ltd	143,494	302
SK Hynix Inc	323,293	22,879
SK Innovation Co Ltd	40,316	7,602
		308,805

Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	610,148	20,982
Amadeus IT Group SA, Cl A	582,109	42,771
Banco Bilbao Vizcaya Argentaria SA	6,024,883	50,360
Banco de Sabadell SA	8,496,916	17,861
Bankinter SA	1,501,525	16,579
CaixaBank SA	5,511,121	26,892
Grifols SA	338,740	9,292
Industria de Diseno Textil SA	1,545,895	46,847
Repsol SA	433,622	7,734
		239,318

Sweden — 1.0%
Atlas Copco AB, Cl B	821,504	31,238
Electrolux AB, Cl B	136,528	4,480
Getinge AB, Cl B	694,623	8,744
Modern Times Group MTG AB, Cl B	26,139	1,180
Oriflame Holding AG	113,569	5,365
Sandvik AB	88,359	1,642
SSAB AB, Cl A *	127,358	762
Svenska Handelsbanken AB, Cl A	1,635,304	22,465
Tele2 AB, Cl B	412,670	4,887
Volvo AB, Cl B	149,124	2,809
		83,572

Switzerland — 4.6%
Adecco Group AG	61,296	4,936
Allreal Holding AG	3,087	511
Aryzta AG	823,472	20,490

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cie Financiere Richemont SA	534,001	$46,984
Coca-Cola HBC AG	346,439	11,361
Credit Suisse Group AG	2,351,623	43,450
Credit Suisse Group AG ADR (A)	1,281,541	23,529
Ferguson PLC	213,408	15,087
Georg Fischer AG	2,408	3,520
Idorsia Ltd *	1,173,706	32,221
Logitech International SA	210,370	8,294
Lonza Group AG	145,643	36,918
Nestle SA	508,932	40,467
Novartis AG ADR (A)	349,335	29,117
Roche Holding AG	112,214	25,996
SGS SA	3,015	7,665
STMicroelectronics NV	525,009	12,020
STMicroelectronics NV, Cl Y (A)	197,183	4,496
Straumann Holding AG	7,560	5,084
Swiss Life Holding AG	78,150	28,257
Vontobel Holding AG	12,941	868
		401,271

Taiwan — 3.1%
Acer Inc	864,000	724
Advanced Semiconductor Engineering Inc	15,221,864	20,602
Ardentec Corp	336,000	404
Asia Vital Components Co Ltd	1,957,000	1,970
AU Optronics Corp	12,408,000	5,550
Cheng Uei Precision Industry Co Ltd	1,292,000	1,843
China Development Financial Holding Corp	5,251,000	1,867
China Petrochemical Development Corp *	5,041,000	2,296
Fubon Financial Holding Co Ltd	903,949	1,598
Grand Pacific Petrochemical	2,003,000	1,983
HannStar Display Corp	1,895,000	644
Holtek Semiconductor Inc	437,000	1,189
Hon Hai Precision Industry Co Ltd	15,381,778	45,949
Hon Hai Precision Industry Co Ltd GDR	1,717,327	10,090
Huaku Development Co Ltd	567,000	1,395
Innolux Corp, Cl A	15,521,544	6,804
MediaTek Inc	2,357,000	23,731
Pan Jit International Inc	1,850,000	2,319
Pegatron Corp	4,156,000	10,563
Sheng Yu Steel Co Ltd	764,000	737
Shin Kong Financial Holding Co Ltd	5,744,000	2,339
Sigurd Microelectronics Corp	1,331,000	1,653
Simplo Technology Co Ltd	679,000	4,263
Taiflex Scientific Co Ltd	617,000	1,022
Taiwan Business Bank	1,763,000	519
Taiwan Semiconductor Manufacturing Co Ltd	4,063,000	34,047
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,225,225	53,113
TPK Holding Co Ltd	416,000	1,014
United Microelectronics Corp	5,361,000	2,584
United Microelectronics Corp ADR (A)	1,131,779	2,728

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yuanta Financial Holding Co Ltd	61,592,000	$27,473
		273,013

Thailand — 0.5%
Amata Corp PCL	487,500	390
Bangchak Corp PCL	1,247,200	1,607
Banpu PCL	13,914,400	10,403
Esso Thailand PCL *	5,935,200	3,361
Indorama Ventures PCL	203,700	349
Kiatnakin Bank PCL	1,599,700	3,963
PTT Exploration & Production PCL	415,000	1,518
PTT PCL	545,600	9,825
Siamgas & Petrochemicals PCL	390,000	384
Thai Oil PCL	2,265,700	7,425
Thanachart Capital PCL	707,300	1,253
		40,478

Turkey — 0.5%
Akbank Turk AS	5,613,237	15,600
Tekfen Holding AS	1,344,460	6,403
Tupras Turkiye Petrol Rafinerileri AS	799	25
Turkiye Halk Bankasi AS	2,820,359	7,125
Turkiye Is Bankasi AS, Cl C	3,657,535	7,270
Turkiye Vakiflar Bankasi TAO, Cl D	5,642,370	10,860
		47,283

United Arab Emirates — 0.3%
Aldar Properties PJSC	1,346,553	791
Dubai Islamic Bank PJSC	15,252,444	25,171
		25,962

United Kingdom — 9.3%
Abcam PLC	342,098	5,981
Anglo-Eastern Plantations PLC	5,118	54
ASOS PLC *	125,395	12,829
Associated British Foods PLC	214,331	7,747
Barclays PLC	8,756,373	25,614
BHP Billiton PLC	255,410	5,205
Bodycote PLC	398,230	5,035
boohoo.com plc *	4,795,343	12,260
Booker Group PLC	1,366,125	4,274
BP PLC ADR (A)	405,536	15,759
British American Tobacco PLC	979,797	57,667
Britvic PLC	497,040	4,624
BT Group PLC, Cl A	6,296,618	20,811
Burberry Group PLC	1,518,144	31,954
Cobham PLC	17,908,809	27,840
Diageo PLC	1,994,756	67,608
Experian PLC	784,689	16,747
Ferrexpo PLC	1,240,252	5,344
Glencore PLC	1,199,610	6,338
Greene King PLC	2,877,610	20,597
Hargreaves Lansdown PLC	589,195	13,996
Howden Joinery Group PLC	1,405,622	8,580

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HSBC Holdings PLC	3,491,287	$34,343
Imperial Brands PLC	1,461,702	52,626
Inchcape PLC	62,995	587
Indivior PLC	1,184,750	6,142
International Consolidated Airlines Group SA	627,418	5,274
Intertek Group PLC	73,490	4,964
Investec PLC	482,226	4,192
ITV PLC	28,527,401	63,021
JD Sports Fashion PLC	235,510	1,235
Just Eat PLC *	1,533,062	18,509
Kingspan Group PLC	322,557	13,683
NEX Group PLC	43,281	401
Pagegroup PLC	155,693	1,144
Prudential PLC	787,364	19,707
QinetiQ Group PLC	967,075	2,725
Rio Tinto PLC	1,369,293	73,644
Rio Tinto PLC ADR (A)	391,977	21,445
Rolls-Royce Holdings PLC	528,221	6,087
Royal Dutch Shell PLC, Cl A (GBP)	120,089	3,789
RPC Group PLC	1,728,623	19,086
Schroders PLC	46,370	2,191
Shire PLC	533,593	22,709
SSP Group Plc	331,928	2,765
St James’s Place PLC	776,842	12,316
Standard Life Aberdeen PLC	4,019,664	20,346
Tate & Lyle PLC	196,882	1,514
Travis Perkins PLC	1,036,138	18,345
		809,654

United States — 4.0%
Accenture PLC, Cl A	207,415	33,396
BioMarin Pharmaceutical Inc *	382,698	31,064
Carnival Corp, Cl A	436,606	29,213
Core Laboratories NV (A)	223,315	22,992
Everest Re Group Ltd	101,214	24,316
ICON PLC *	600,562	68,050
IHS Markit Ltd *	615,996	28,983
Nexa Resources SA	41,048	841
Oceaneering International Inc	875,404	16,090
Pagseguro Digital Ltd, Cl A *	10,362	334
PriceSmart Inc (A)	97,517	7,679
Schlumberger Ltd	526,597	34,566
Sea Ltd ADR *	1,210,528	13,267
Southern Copper Corp (A)	115,362	6,083
TechnipFMC PLC	1,124,898	32,420
		349,294
Total Common Stock (Cost $6,429,587) ($ Thousands)		8,155,535

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.2%

Brazil — 0.2%
Itau Unibanco Holding SA	43,603	$684
Itau Unibanco Holding SA ADR	854,621	13,306
Metalurgica Gerdau SA	590,500	1,434
		15,424

Spain — 0.0%
Grifols SA	182,632	3,980

Total Preferred Stock (Cost $17,376) ($ Thousands)		19,404

	Number of Participation Notes

PARTICIPATION NOTE — 0.1%

Luxembourg — 0.1%
Al Rajhi Bank, Expires 02/12/2020 *	447,640	8,725

Total Participation Note (Cost $7,670) ($ Thousands)		8,725

	Number of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
Fubon Financial Holdings, Expires 03/09/2018 *	41,719	–
Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P.
1.500% **†(D)	319,937,431	319,900

Total Affiliated Partnership (Cost $319,925) ($ Thousands)		319,900

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	139,060,137	139,060

Total Cash Equivalent (Cost $139,060) ($ Thousands)		139,060

Total Investments in Securities— 99.7% (Cost $6,913,617) ($ Thousands)		$8,642,624

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	2,308	Mar-2018	$98,749	$96,778	$(1,192)
FTSE 100 Index	533	Mar-2018	54,360	53,067	(639)
Hang Seng Index	65	Mar-2018	13,064	12,764	(298)
S&P TSX 60 Index	185	Mar-2018	27,272	26,355	(581)
SPI 200 Index	190	Mar-2018	22,406	22,212	14
TOPIX Index	418	Mar-2018	69,609	69,259	(789)

			$285,460	$280,435	$(3,485)

Percentages are based on Net Assets of $8,719,208 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2018. The total market value of securities on loan at February 28, 2018 was $305,340 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $36,141 ($ Thousands), representing 0.41% of the Net Assets of the Fund.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2018 was $319,900($ Thousands).

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$8,153,565	$1,970	$–	$8,155,535
Preferred Stock	15,424	3,980	–	19,404
Participation Note	8,725	–	–	8,725
Right	–	–	–	–
Affiliated Partnership	–	319,900	–	319,900
Cash Equivalent	139,060	–	–	139,060

Total Investments in Securities	$8,316,774	$325,850	$–	$8,642,624

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$14	$—	$—	$14
Unrealized Depreciation	(3,499)	—	—	(3,499)

Total Other Financial Instruments	$(3,485)	$—	$—	$(3,485)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended February 28, 2018 ($ Thousands).

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2018	Dividend Income
SEI Liquidity Fund, L.P.	$ 466,306	$ 1,743,894	$ (1,890,246)	$ (31)	$ (23)	$ 319,900	$ 2,479
SEI Daily Income Trust, Government Fund, CI F	214,334	828,801	(904,075)	-	-	139,060	1,609

Totals	$ 680,640	$ 2,572,695	$ (2,794,321)	$ (31)	$ (23)	$ 458,960	$ 4,088

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 88.1%

Argentina — 0.8%
MercadoLibre Inc	2,086	$809
Ternium SA ADR	1,099	38
		847

Australia — 1.8%
a2 Milk Co Ltd *	37,177	355
BGP Holdings *(A)	4,500	–
BHP Billiton Ltd ADR	6,000	279
Brambles Ltd	24,702	184
CIMIC Group ‡	8,322	301
Cochlear	1,910	272
Codan Ltd/Australia	3,922	7
Folkestone Ltd	5,314	5
Goodman Group	43,930	280
Mineral Resources Ltd	2,345	35
SEEK Ltd	6,548	102
South32 Ltd	93,307	238
		2,058

Austria — 1.9%
Erste Group Bank	9,659	492
Kapsch TrafficCom AG	3,230	172
OMV	7,716	444
POLYTEC Holding AG	1,444	31
Schoeller-Bleckmann Oilfield Equipment AG	4,074	419
Strabag SE	889	35
Telekom Austria AG ADR	664	12
voestalpine	9,102	525
		2,130

Belgium — 0.2%
KBC Group	2,420	227

Brazil — 1.3%
Banco Bradesco SA ADR	44,972	537
Construtora Tenda SA *	1,200	8
JBS SA	106,300	323
Kroton Educacional	53,700	253
TIM Participacoes SA	57,565	246
Trisul SA	35,300	58
Vale SA ADR, Cl B	3,420	47
		1,472

Canada — 5.1%
Andrew Peller Ltd, Cl A	3,800	52
Bank of Montreal	2,200	167
Bank of Nova Scotia/The	4,200	261
BMTC Group Inc	400	5
Calian Group Ltd	824	21
Canadian Imperial Bank of Commerce	4,500	412
Canfor *	3,211	76
Cervus Equipment Corp	1,400	16
CI Financial	2,900	65
Cogeco Inc	3,931	220

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conifex Timber Inc *	3,082	$16
Constellation Software	596	386
Dollarama	2,300	268
Empire, Cl A	6,700	124
Fairfax Financial Holdings Ltd	1,003	491
Information Services Corp, Cl A	600	8
Magna International, Cl A	8,366	461
Melcor Developments Ltd	1,600	17
National Bank of Canada	100	5
Premium Brands Holdings Corp	2,300	186
Restaurant Brands International	4,078	239
Ritchie Bros Auctioneers Inc	4,701	152
Rocky Mountain Dealerships Inc	5,100	49
Rogers Communications, Cl B	4,300	194
Rogers Communications Inc, Cl B	5,300	239
Royal Bank of Canada	8,700	686
Toronto-Dominion Bank/The	11,700	676
Transat AT Inc, Cl B *	14,862	124
VersaBank	1,400	8
West Fraser Timber	100	7
		5,631

China — 2.0%
Agricultural Bank of China Ltd, Cl H	588,000	324
Alibaba Group Holding ADR *	3,046	567
Baidu Inc ADR *	1,108	279
BYD Co Ltd, Cl H	44,000	407
China Life Insurance Co Ltd, Cl H	159,000	469
Ctrip.com International Ltd ADR *	4,603	212
		2,258

Colombia — 0.5%
Bancolombia SA ADR, Cl R	9,305	393
Ecopetrol SA ADR	8,866	155
		548

Czech Republic — 0.2%
Komercni banka as	5,567	247

Denmark — 1.5%
Arkil Holding A/S, Cl B	44	10
Columbus A/S	30,370	74
DSV	5,246	412
H Lundbeck A/S ADR	261	14
Novo Nordisk A/S, Cl B	11,248	581
Novozymes A/S, Cl B	4,730	243
Pandora A/S	2,912	304
		1,638

Finland — 0.9%
Atria Oyj, Cl A	6,682	108
Evli Bank PLC, Cl B	1,607	19
Kone OYJ, Cl B	4,985	259
Marimekko OYJ	674	11
Neste	4,303	316

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Restamax Oyj	1,393	$14
Sampo Oyj, Cl A	4,109	233
Scanfil Oyj	2,132	12
UPM-Kymmene OYJ	1,407	48
		1,020

France — 4.7%
Air France-KLM *	13,174	157
Altamir	8,190	149
Bouygues SA	3,368	171
Burelle SA	77	132
Cie Lebon SA	12	3
CNP Assurances	12,560	306
Constructions Industrielles de la Mediterranee SA	68	10
Derichebourg SA	17,193	154
Edenred	8,424	296
Eramet *	868	136
Essilor International Cie Generale d’Optique SA	1,629	214
Esso SA Francaise	594	34
Gerard Perrier Industrie SA	202	15
HERIGE SADCS	201	10
IDI SCA	701	39
Kering	725	342
Lacroix SA	276	13
LDC SA	180	30
Legrand SA	4,444	349
Mersen SA	5,068	248
Peugeot SA	1,939	44
Prodware	592	8
Publicis Groupe SA	6,860	518
Safran	5,421	600
Savencia SA	75	8
Societe Generale SA	6,802	389
Societe Marseillaise du Tunnel Prado-Carenage SA	447	14
Sodexo SA	3,982	489
Synergie SA	611	38
Vetoquinol SA	206	13
VIEL & Cie SA	1,077	7
Vinci SA	2,710	268
		5,204

Germany — 4.5%
Allianz SE	1,730	404
AUDI AG	37	35
BASF SE	3,937	414
Brenntag AG	3,263	204
Continental AG	3,767	1,035
Deutsche Boerse AG	4,806	640
Deutsche Lufthansa	15,919	533
Eckert & Ziegler AG	3,139	136

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Highlight Communications AG	1,314	$8
Lang & Schwarz AG	296	13
Logwin AG	58	9
Merck KGaA	4,208	421
MTU Aero Engines AG	1,312	219
SAP SE	5,367	563
Schloss Wachenheim AG	625	16
VERBIO Vereinigte BioEnergie AG	10,188	60
Vonovia	6,474	296
		5,006

Greece — 0.2%
Intracom Holdings SA *	13,786	15
Motor Oil Hellas Corinth Refineries SA	7,938	186
		201

Hong Kong — 3.3%
AIA Group Ltd	41,200	344
Allied Group Ltd	2,000	13
Anhui Conch Cement, Cl H	151,500	809
Bank of China Ltd, Cl H	10,000	5
Changan Minsheng APLL Logistics Co Ltd, Cl H	10,000	6
China Construction Bank Corp, Cl H	531,000	549
Clear Media Ltd	13,000	10
Computime Group Ltd	42,000	7
FSE Engineering Holdings Ltd	38,000	12
Guangnan Holdings Ltd	80,000	10
Hailan Holdings Ltd *	12,000	8
Hang Seng Bank	12,200	303
Hong Kong & China Gas Co Ltd	6,000	12
Hong Kong Exchanges & Clearing Ltd	18,000	649
Industrial & Commercial Bank of China Ltd, Cl H	133,000	114
Lai Fung Holdings Ltd	10,800	17
Lion Rock Group Ltd	150,180	30
Lung Kee Bermuda Holdings	86,000	40
Niraku GC Holdings Inc	288,000	24
Oriental Press Group Ltd	50,000	6
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	71,500	415
Tencent Holdings	4,700	258
		3,641

Hungary — 0.3%
OTP Bank	8,750	388

India — 1.3%
HDFC Bank Ltd ADR	6,447	627
ICICI Bank Ltd ADR	57,788	549
Reliance Industries Ltd GDR (B)	7,740	224
		1,400

Indonesia — 0.4%
Adira Dinamika Multi Finance Tbk PT	15,400	10

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank Rakyat Indonesia Persero Tbk PT	583,400	$160
Hexindo Adiperkasa Tbk PT	41,100	10
Indofood Sukses Makmur Tbk PT	365,300	201
Mandala Multifinance Tbk PT	179,500	21
Mitrabara Adiperdana Tbk PT	83,300	23
Panin Financial Tbk PT *	1,679,800	34
Saratoga Investama Sedaya Tbk PT	31,100	9
Telekomunikasi Indonesia Persero Tbk PT	50,800	15
		483

Ireland — 0.9%
CRH PLC	7,575	251
James Hardie Industries PLC	11,520	203
Ryanair Holdings PLC ADR *	4,485	544
		998

Israel — 1.0%
Check Point Software Technologies *	3,500	364
Dor Alon Energy in Israel 1988 Ltd	400	5
FIBI Holdings Ltd	3,147	86
Israel Discount Bank Ltd ADR	546	16
Knafaim Holdings Ltd	3,989	19
Nice Ltd *	2,464	240
SodaStream International Ltd *	4,400	356
		1,086

Italy — 1.6%
CNH Industrial NV	28,380	383
Enel	49,810	290
Ferrari NV	2,110	262
Fiat Chrysler Automobiles NV *	15,600	332
Prysmian SpA	16,652	526
Servizi Italia SpA	6,330	43
		1,836

Japan — 10.8%
Aichi Electric Co Ltd	2,000	70
Ainavo Holdings Co Ltd	5,700	64
Aoki Super Co Ltd	1,000	12
AT-Group Co Ltd	3,400	92
Axyz Co Ltd	700	36
Canon Inc	100	4
Career Design Center Co Ltd	2,600	52
Central Japan Railway Co	300	56
Chubu-Nippon Broadcasting Co Ltd	800	7
Daihatsu Diesel Manufacturing Co Ltd	2,200	17
Daiwa House Industry Co Ltd	10,100	373
Densan Co Ltd	500	12
Denso	17,000	991
FANUC Corp	1,200	303
First Juken Co Ltd	1,000	16
Fujii Sangyo Corp	1,000	16
Fujitsu Frontech Ltd	100	2
Fujitsu Ltd	65,000	388

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gakken Holdings Co Ltd	1,600	$73
Haseko Corp	14,300	209
Hashimoto Sogyo Holdings Co Ltd	800	13
Hikari Furniture Co Ltd	200	11
Hitachi Ltd	102,000	772
Hokuriku Gas Co Ltd	700	21
Honda Motor	4,100	148
Housecom Corp	600	22
ITOCHU Corp	19,600	377
Japan Exchange Group Inc	28,400	488
JBCC Holdings Inc	8,300	90
Kakiyasu Honten Co Ltd	3,500	102
Kanefusa Corp	1,900	18
Kawasumi Laboratories Inc	900	8
Keiyo Gas Co Ltd	1,000	6
Kirin Holdings	400	10
Kitano Construction Corp	2,000	8
Koike Sanso Kogyo Co Ltd	400	11
Komatsu Ltd	9,500	343
Maruzen Co Ltd/Taito ward	2,000	50
Maxvalu Chubu Co Ltd	1,100	15
Mitsubishi	14,200	399
Mitsubishi Gas Chemical Co Inc	7,300	181
Mitsui Home Co Ltd	9,000	60
New Cosmos Electric Co Ltd	600	9
Nexon	10,000	360
Nidec Corp	2,700	432
Nippon Telegraph & Telephone Corp	11,470	534
NTT DOCOMO Inc	15,800	405
Ochi Holdings Co Ltd	400	6
Okinawa Cellular Telephone Co	1,100	42
Panasonic Corp	6,000	93
PCA Corp	1,000	17
Rakuten Inc	23,800	217
Sakai Heavy Industries Ltd	1,600	79
Sankyo Frontier Co Ltd	1,500	44
Sato Shoji Corp	3,400	37
Secom Co Ltd	6,800	487
Shimano Inc	2,400	346
Shimizu Corp	23,500	218
Showa Denko	5,200	255
SMC Corp/Japan	1,000	417
Sony Corp	10,200	516
Sumitomo Mitsui Trust Holdings	7,600	306
Taisei	5,400	273
TECHNO ASSOCIE Co Ltd	1,600	20
Techno Ryowa Ltd	1,000	8
Terasaki Electric Co Ltd	400	6
TIS Inc	500	18
Tokyo Electron	1,400	274
Tomen Devices Corp	400	11
Toray Industries Inc	53,600	541

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trinity Industrial Corp	1,000	$11
Tsubakimoto Kogyo Co Ltd	2,700	90
Yamae Hisano Co Ltd	3,600	44
		12,062

Malaysia — 0.3%
AFFIN Holdings Bhd (A)	40,600	25
Allianz Malaysia Bhd	23,600	77
Batu Kawan Bhd	9,000	44
I-Bhd	91,600	12
Kenanga Investment Bank Bhd	70,000	11
Kim Loong Resources Bhd	13,200	14
Kumpulan Fima BHD	11,100	4
Malaysian Pacific Industries Bhd	10,900	26
Mulpha International Bhd *	20,300	12
Petron Malaysia Refining & Marketing Bhd	30,500	85
Public Bank Bhd	1,300	8
Tenaga Nasional Bhd ADR	3,298	53
Tropicana Corp Bhd	40,600	9
		380

Mexico — 0.4%
Bio Pappel SAB de CV *	16,386	16
Cia Minera Autlan SAB de CV	12,516	12
Grupo Financiero Banorte SAB de CV, Ser O	68,300	409
Rassini SAB de CV, Cl CP	8,586	36
		473

Netherlands — 2.2%
ASR Nederland	7,850	353
Eurocastle Investment Ltd	4,581	45
Heineken	5,265	547
Heineken Holding	4,039	402
KAS Bank NV	3,730	48
RELX NV	19,438	399
Unilever NV	12,946	678
		2,472

New Zealand — 0.0%
New Zealand Oil & Gas Ltd	9,259	5

Norway — 2.9%
Bonheur ASA	1,888	22
Bouvet ASA	342	9
DNB ASA	37,299	738
Norsk Hydro ASA	122,542	831
Philly Shipyard ASA *	862	6
Statoil ASA	34,499	799
Statoil ASA ADR	23,725	537
Telenor ASA	13,376	301
		3,243

Panama — 0.5%
Copa Holdings SA, Cl A	3,737	508

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Peru — 0.5%
Credicorp	2,332	$505
Empresa Siderurgica del Peru SAA *	50,198	7
Refineria La Pampilla SAA Relapasa *	138,860	13
		525

Philippines — 0.1%
San Miguel Pure Foods Co Inc	2,520	30
Top Frontier Investment Holdings Inc *	11,820	64
		94

Poland — 0.3%
Agora SA	10,574	41
British Automotive Holding SA	1,213	3
Dom Development SA	1,544	38
Getin Holding SA *	14,862	5
PCC Rokita SA, Cl B	427	15
Polski Koncern Naftowy ORLEN SA	7,954	224
Zespol Elektrowni Patnow Adamow Konin SA	6,953	25
		351

Portugal — 0.0%
Novabase SGPS SA	10,124	37

Qatar — 0.2%
Ooredoo QPSC	7,839	186

Russia — 0.9%
Magnit PJSC GDR	7,663	158
Sberbank of Russia PJSC ADR	43,545	881
		1,039

Singapore — 2.4%
800 Super Holdings Ltd	27,300	22
Boustead Singapore Ltd	75,900	47
DBS Group Holdings Ltd	63,000	1,355
Delong Holdings Ltd *	8,300	26
Dutech Holdings Ltd	31,100	7
Great Eastern Holdings Ltd	1,300	30
Hong Leong Asia Ltd	16,900	14
Hong Leong Finance Ltd	10,400	21
Lum Chang Holdings Ltd	47,800	13
Micro-Mechanics Holdings Ltd	25,100	41
Oversea-Chinese Banking Corp Ltd	6,500	64
Riverstone Holdings Ltd/Singapore	53,300	42
Sing Investments & Finance Ltd	21,700	25
Sinostar PEC Holdings Ltd	151,800	21
Sunningdale Tech Ltd	29,000	42
Tiong Seng Holdings Ltd	66,000	20
United Industrial Corp Ltd	98,000	247
United Overseas Bank Ltd	26,974	565
UOB-Kay Hian Holdings Ltd	17,100	18
		2,620

South Africa — 1.7%
African Oxygen Ltd	15,019	36

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alexander Forbes Group Holdings Ltd	34,222	$20
Comair Ltd	16,777	9
Combined Motor Holdings Ltd	5,269	11
Discovery Ltd	22,848	345
Hulamin Ltd	53,612	21
Merafe Resources Ltd	130,761	18
MiX Telematics Ltd ADR	2,930	39
Naspers, Cl N	3,483	955
Standard Bank Group Ltd	26,179	481
		1,935

South Korea — 4.1%
Hana Financial Group	7,210	325
Hyundai Mobis Co Ltd	1,560	327
Korea Airport Service Co Ltd *	970	43
LG Chem Ltd	490	173
LG Display Co Ltd	9,926	273
LG Electronics Inc	4,087	376
MegaStudyEdu Co Ltd *	336	18
Moorim Paper Co Ltd	14,643	43
NAVER Corp	342	253
Samsung Electronics Co Ltd	1,072	2,321
SK Hynix	6,279	444
		4,596

Spain — 1.9%
Amadeus IT Group, Cl A	13,962	1,026
Banco Santander SA	936	6
Bankinter SA	28,342	313
Grifols SA	6,325	174
Industria de Diseno Textil SA	10,773	326
Repsol SA	15,015	268
		2,113

Sweden — 2.0%
Atlas Copco AB, Cl B	15,458	588
Biotage AB	38,344	383
Getinge AB, Cl B	13,639	172
Medcap AB *	4,227	35
Sandvik	282	5
Svenska Handelsbanken AB, Cl A	30,769	423
Tele2 AB, Cl B	14,360	170
Volvo, Cl B	22,368	421
		2,197

Switzerland — 4.7%
Cie Financiere Richemont SA	3,071	270
Cie Financiere Tradition SA	195	21
Crealogix Holding AG	114	21
Credit Suisse Group AG	20,101	371
Credit Suisse Group AG ADR	28,210	518
Ferguson PLC	3,960	280
Glarner Kantonalbank	757	25
Investis Holding SA	189	13

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Logitech International SA	7,310	$288
Lonza Group	860	218
Nestle SA	14,119	1,123
Novartis AG ADR	7,690	641
Roche Holding AG	2,688	623
SGS SA	158	402
STMicroelectronics	1,547	35
STMicroelectronics NV	9,550	219
Straumann Holding	270	181
		5,249

Taiwan — 3.4%
Advanced Semiconductor Engineering Inc	336,275	455
Airmate Cayman International Co Ltd	48,000	39
Hon Hai Precision Industry	284,411	850
Hon Hai Precision Industry Co Ltd GDR	56,853	334
Hsing TA Cement Co	29,000	14
LCY Technology Corp *	41,000	49
Pegatron Corp	3,633	9
Taiwan Semiconductor Manufacturing Co Ltd	97,000	813
Taiwan Semiconductor Manufacturing Co Ltd ADR	23,078	1,000
Trade-Van Information Services Co	8,000	9
Yuanta Financial Holding Co Ltd	542,000	242
		3,814

Thailand — 0.9%
Inoue Rubber Thailand PCL	15,100	10
Kiatnakin Bank PCL	55,500	138
Nava Nakorn PCL	422,400	23
Noble Development PCL	58,700	22
PTT Exploration & Production PCL	8,900	33
PTT PCL	37,100	668
Thai Rayon PCL	35,400	59
Thai Stanley Electric PCL	4,400	34
		987

Turkey — 0.8%
Akbank Turk AS	209,681	583
Eregli Demir ve Celik Fabrikalari TAS	94,308	280
Iskenderun Demir ve Celik AS	28,432	43
		906

United Kingdom — 9.5%
Ashtead Group PLC	688	20
ASOS PLC *	2,319	237
AstraZeneca PLC	1,027	67
AstraZeneca PLC ADR	146	5
Barclays PLC	193,451	566
BHP Billiton PLC	8,880	181
Bloomsbury Publishing PLC	3,224	7
Bodycote PLC	13,850	175
boohoo.com plc *	89,693	229
Booker Group PLC	47,510	149

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BP PLC	22,985	$149
BP PLC ADR	9,714	378
British American Tobacco PLC	6,391	376
Britvic PLC	17,240	160
Burberry Group	7,351	155
CML Microsystems PLC	1,310	10
Coca-Cola HBC	8,460	277
Diageo PLC	18,798	637
Evraz PLC	2,630	15
Exillon Energy PLC *	4,819	5
Experian PLC	14,852	317
Ferrexpo PLC	37,127	160
Games Workshop Group PLC	10,005	331
Glencore PLC	41,840	221
Hargreaves Lansdown	11,349	270
Howden Joinery Group PLC	26,046	159
HSBC Holdings	123,466	1,215
Indivior PLC	17,994	93
Intertek Group	2,560	173
ITV PLC	149,495	330
Just Eat PLC *	28,725	347
Kingspan Group PLC	5,939	252
Morgan Sindall Group PLC	1,725	29
Ocean Wilsons Holdings Ltd	760	11
Pagegroup	834	6
Prudential PLC	14,565	365
RELX PLC	298	6
Rio Tinto PLC	17,403	936
Rio Tinto PLC ADR	8,628	472
Robert Walters PLC	2,187	20
Rolls-Royce Holdings PLC	10,299	119
Shire PLC	11,788	502
Smith & Nephew PLC	286	5
Softcat PLC	7,706	62
SSP Group	10,210	85
St James’s Place PLC	14,293	227
Taptica International Ltd	11,470	64
Tatton Asset Management PLC	1,752	6
Vitec Group PLC/The	2,205	35
		10,616

United States — 3.2%
Carnival Corp, Cl A	9,611	643
Core Laboratories NV	4,916	506
Everest Re Group Ltd	2,228	535
ICON PLC *	13,438	1,523
Melco Resorts & Entertainment ADR	7,727	212
PriceSmart Inc	1,802	142
		3,561

Total Common Stock (Cost $81,112) ($ Thousands)		98,288

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.7%

Brazil — 0.3%
Centrais Eletricas Santa Catarina *	7,400	$61
Itau Unibanco Holding SA ADR	15,820	247
		308

Germany — 0.3%
Einhell Germany AG	791	90
KSB SE & Co KGaA	237	132
Maschinenfabrik Berthold Hermle AG	139	61
Villeroy & Boch AG	2,407	58
		341

Spain — 0.1%
Grifols SA	3,441	75

Total Preferred Stock (Cost $613) ($ Thousands)		724

	Number of Participation Notes

PARTICIPATION NOTE — 0.3%

Luxembourg — 0.3%
Al Rajhi Bank, Expires 02/12/2020 *	15,580	304

Total Participation Note (Cost $269) ($ Thousands)		304

	Shares

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	2,842,074	2,842

Total Cash Equivalent (Cost $2,842) ($ Thousands)		2,842

Total Investments in Securities— 91.6% (Cost $84,836) ($ Thousands)		$102,158

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Screened World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	86	Mar-2018	$3,617	$3,606	$(13)
FTSE 100 Index	19	Mar-2018	1,891	1,892	8
Hang Seng Index	2	Mar-2018	397	393	(5)
S&P TSX 60 Index	7	Mar-2018	1,001	997	(3)
SPI 200 Index	4	Mar-2018	465	468	5
TOPIX Index	10	Mar-2018	1,648	1,657	8

			$9,019	$9,013	$—

Percentages are based on Net Assets of $111,510 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $224 ($ Thousands), representing 0.20% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

Ltd — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$98,174	$89	$25	$98,288
Preferred Stock	530	194	–	724
Participation Note	304	–	–	304
Cash Equivalent	2,842	–	–	2,842

Total Investments in Securities	$101,850	$283	$25	$102,158

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$21	$—	$—	$21
Unrealized Depreciation	(21)	—	—	(21)

Total Other Financial Instruments	$—	$—	$—	$—

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 28, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended February 28, 2018 ($ Thousands).

Security Description	Value 05/31/2017	Purchases at Cost	Proceeds from Sales	Value 02/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$3,119	$14,854	$(15,131)	$2,842	$19

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Australia — 0.8%
AGL Energy Ltd	19,680	$333
Alumina	40,177	69
Aristocrat Leisure	103,982	1,987
Beach Energy	230,228	235
BlueScope Steel	20,380	256
Boral	36,962	223
Caltex Australia	11,591	316
CIMIC Group ‡	7,444	269
Cochlear	4,693	669
Costa Group Holdings	33,576	190
Downer EDI	71,679	384
Goodman Group	145,478	927
Insurance Australia Group Ltd	54,987	349
LendLease Group	10,690	148
Metcash	16,047	40
Mineral Resources Ltd	22,629	333
Mirvac Group	38,099	63
Monadelphous Group	11,471	146
Newcrest Mining	281	5
Origin Energy *	17,987	125
Platinum Asset Management	30,162	150
Qantas Airways	57,017	260
REA Group	4,156	248
Sandfire Resources NL	20,167	120
St. Barbara	59,810	191
Sydney Airport	47,260	241
Transurban Group	76,876	691
Treasury Wine Estates Ltd	52,176	707
Whitehaven Coal	67,148	226
		9,901

Austria — 0.2%
AT&S Austria Technologie & Systemtechnik	2,643	70
Erste Group Bank	21,245	1,082
FACC *	2,105	55
OMV	15,256	877
Raiffeisen Bank International	10,579	410
voestalpine	4,142	239
		2,733

Belgium — 0.1%
KBC Group	2,214	208
Umicore	14,788	838
		1,046

Bermuda — 0.0%
Arch Capital Group Ltd *	400	35

Brazil — 0.2%
Fibria Celulose	11,500	217
Guararapes Confeccoes	867	42
Kroton Educacional	94,800	447
Localiza Rent a Car SA	27,900	221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lojas Renner SA	50,100	$538
Raia Drogasil SA	19,600	470
Via Varejo	16,329	139
		2,074

Canada — 1.5%
BRP	5,143	181
CAE	1,200	22
Canadian National Railway	102,022	7,905
Canadian Utilities Ltd, Cl A	6,600	174
Canfor *	8,746	207
CI Financial	5,600	125
Cogeco Inc	661	37
Colliers International Group	3,260	205
Constellation Software	100	65
Dollarama	15,800	1,842
Empire, Cl A	22,335	414
FirstService	4,401	307
Fortis, Cl Common Subscription Receipt	17,100	559
Franco-Nevada	16,000	1,123
Gildan Activewear	11,500	334
Intact Financial Corp	5,100	395
Kirkland Lake Gold	18,703	294
Magna International, Cl A	2,100	116
Parex Resources Inc *	20,897	292
Restaurant Brands International	1,400	82
Rogers Communications, Cl B	34,806	1,571
Russel Metals	7,226	166
Shopify *	1,000	138
Spin Master *(A)	2,114	92
Toronto-Dominion Bank/The	28,900	1,669
West Fraser Timber	11,433	797
		19,112

Chile — 0.0%
Banco de Chile	308,769	52
Banco Santander Chile	2,800,165	230
Empresas COPEC SA	13,145	213
		495

China — 0.7%
Alibaba Group Holding ADR *	8,000	1,489
Autohome ADR	8,723	682
China Merchants Bank, Cl H	29,000	121
China Shenhua Energy, Cl H	419,159	1,187
Country Garden Holdings Co Ltd	568,000	1,013
Huaxin Cement, Cl B	26,000	35
JD.com Inc ADR *	7,400	349
New Oriental Education & Technology Group Inc ADR	10,100	923
Ping An Insurance Group of China, Cl H	33,000	349
Shenzhou International Group Holdings Ltd	38,000	376
TAL Education Group ADR	21,200	801

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
YY Inc ADR *	8,707	$1,126
		8,451

Czech Republic — 0.1%
CEZ AS	12,317	299
Komercni banka as	4,279	190
Moneta Money Bank (A)	106,647	430
Philip Morris CR	58	47
		966

Denmark — 0.8%
Carlsberg A/S, Cl B	32,200	3,941
Chr Hansen Holding	8,218	682
DSV	12,709	997
H Lundbeck	1,807	95
Orsted (A)	14,861	925
Pandora A/S	38,542	4,027
Tryg	8,772	208
		10,875

Estonia — 0.1%
Olympic Entertainment Group	495,634	1,143

Finland — 0.2%
DNA Oyj	6,691	142
Elisa, Cl A	9,586	413
Fortum	25,794	568
Neste	26,252	1,926
		3,049

France — 5.9%
Aeroports de Paris	2,304	466
Amundi (A)	5,243	428
Atos	26,099	3,443
Beneteau *	3,840	90
BNP Paribas	79,850	6,343
Capgemini	35,000	4,389
Carrefour	199,000	4,599
Cie de Saint-Gobain	74,000	4,197
Cie Generale des Etablissements Michelin SCA, Cl B	32,800	5,051
Coface *	12,000	140
Credit Agricole SA	50,538	868
Dassault Aviation SA	85	147
Derichebourg SA	9,144	82
Eiffage	5,633	611
Electricite de France	41,306	537
Eurazeo	3,680	352
Eurofins Scientific	899	508
Faurecia	6,210	522
Fonciere Des Regions	2,407	252
France Telecom	232,600	3,945
Gaztransport Et Technigaz	2,365	151
Gecina	1,975	347
Getlink	5,278	68

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hermes International	1,574	$848
ICADE	1,531	148
Ipsen	731	108
Kering	13,775	6,493
LVMH Moet Hennessy Louis Vuitton	9,505	2,851
Manitou BF	1,008	45
Mersen SA	1,480	72
Publicis Groupe SA	70,400	5,321
Remy Cointreau	1,792	244
Rubis SCA	6,500	466
Safran	6,364	704
Sanofi	55,000	4,348
SEB	871	178
Societe Generale SA	59,500	3,404
TechnipFMC	74,100	2,154
TOTAL SA	104,900	5,994
Trigano	802	144
Ubisoft Entertainment *	5,386	444
Veolia Environnement	171,109	4,167
Wendel	1,117	194
		75,863

Germany — 2.2%
1&1 Drillisch	3,831	297
Axel Springer	3,811	343
Bayerische Motoren Werke	36,500	3,859
Commerzbank	61,779	956
Covestro (A)	12,909	1,469
Deutsche Lufthansa	50,461	1,691
Deutsche Wohnen	1,669	69
E.ON	136,952	1,392
Fraport Frankfurt Airport Services Worldwide	3,071	315
Innogy (A)	8,410	337
MTU Aero Engines AG	53,638	8,970
Pfeiffer Vacuum Technology	686	122
RWE	38,801	773
Siltronic *	2,492	368
Symrise	870	71
thyssenkrupp	120,800	3,273
Uniper	15,901	483
United Internet	8,635	587
Vonovia	26,778	1,225
Wirecard	9,249	1,112
		27,712

Greece — 0.1%
Hellenic Telecommunications Organization	11,012	157
Mytilineos Holdings	60,000	705
OPAP	9,345	114
		976

Hong Kong — 1.0%
AAC Technologies Holdings	24,000	477

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Agile Group Holdings	211,591	$364
Anhui Conch Cement, Cl H	130,980	700
BOC Hong Kong Holdings Ltd	13,500	68
Brilliance China Automotive Holdings	152,000	407
China Evergrande Group	38,063	112
China Gas Holdings	53,600	167
China National Materials	118,383	98
China ZhengTong Auto Services Holdings	90,175	81
ENN Energy Holdings	39,000	301
Fairwood Holdings	8,604	36
Galaxy Entertainment Group	182,000	1,583
Geely Automobile Holdings	406,410	1,312
Hang Seng Bank	7,000	174
Hengan International Group Co Ltd	26,000	254
Huabao International Holdings	92,000	69
Kingboard Chemical Holdings	22,500	113
Kingston Financial Group	148,000	89
Link	16,500	140
Lonking Holdings	243,897	101
Minth Group Ltd	64,000	377
Sino Biopharmaceutical	74,000	140
Sunny Optical Technology Group	51,600	851
Techtronic Industries	113,500	713
Tencent Holdings	63,200	3,467
VTech Holdings	17,293	238
Zhongsheng Group Holdings	65,519	166
		12,598

Hungary — 0.0%
MOL Hungarian Oil & Gas	31,478	344
OTP Bank	3,678	163
		507

India — 0.4%
Bajaj Finance	15,100	378
Bajaj Finserv	969	75
Coromandel International	8,422	72
Future Retail Ltd *	12,718	101
Grasim Industries	24,490	432
Gujarat Narmada Valley Fertilizers & Chemicals	7,831	52
Hindustan Petroleum	51,328	300
Hindustan Unilever Ltd	46,919	949
Maruti Suzuki India Ltd	9,391	1,274
Motherson Sumi Systems	57,296	290
Piramal Enterprises	1,441	57
Sterlite Technologies	8,403	46
Tata Steel	24,155	248
Titan Co Ltd	30,967	388
Vakrangee Ltd	93,803	233
		4,895

Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	385,000	271

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Indo Tambangraya Megah Tbk PT	45,124	$101
Medco Energi Internasional *	669,181	76
Unilever Indonesia	100,300	392
United Tractors	199,531	514
		1,354

Ireland — 0.3%
Kerry Group, Cl A	3,341	334
Mallinckrodt PLC *	5,700	95
Smurfit Kappa Group	98,600	3,453
		3,882

Israel — 0.1%
Check Point Software Technologies *	11,300	1,174
Frutarom Industries	3,037	279
Nice Ltd *	786	76
		1,529

Italy — 1.9%
CNH Industrial NV	254,000	3,432
Davide Campari-Milano	8,624	62
Enel	218,934	1,274
Ferrari	21,567	2,687
Intesa Sanpaolo	1,700,500	6,402
Mediobanca Banca di Credito Finanziario	12,181	146
Recordati	7,916	284
Telecom Italia *	3,088,600	2,785
Terna Rete Elettrica Nazionale	42,281	235
UniCredit	310,800	6,577
		23,884

Japan — 16.5%
Aichi Steel	3,400	146
All Nippon Airways	3,000	120
Arcs	6,700	158
Asahi Group Holdings	87,028	4,453
Asahi Kasei	52,100	669
Bank of Kyoto	1,100	61
Brother Industries Ltd	24,053	597
Central Glass	26,000	579
Central Japan Railway Co	43,332	8,049
Ci:z Holdings	3,489	201
Citizen Watch	357,900	2,727
Cosmo Energy Holdings	7,179	249
Credit Saison	31,600	542
DA Consortium Holdings	2,599	62
Daibiru	56,800	699
Daifuku	7,300	477
Dai-ichi Life Holdings	286,600	5,664
Daito Trust Construction	59,299	9,813
Daiwa Securities Group	293,000	1,949
Denso	27,500	1,602
Disco	1,900	441
Don Quijote Holdings	6,900	386

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
en-japan	990	$56
Exedy	38,500	1,250
Fuji Heavy Industries	50,300	1,766
Fuji Media Holdings	226,000	3,860
Futaba Industrial	7,184	64
GS Yuasa	506,000	2,802
Hikari Tsushin	1,500	216
Hitachi Capital	13,300	344
Hitachi Zosen	229,400	1,155
Honda Motor	175,300	6,328
Hoya Corp	800	42
IBJ Leasing	8,300	216
ITOCHU Corp	385,060	7,400
Itochu Techno-Solutions	4,700	192
Japan Aviation Electronics Industry	18,000	272
JFE Holdings	256,300	5,931
JXTG Holdings Inc	398,622	2,404
Kajima	78,000	740
Kansai Paint	2,800	71
KDDI Corp	209,500	5,137
Keisei Electric Railway	6,500	212
Keyence	2,600	1,579
Kikkoman	1,700	67
Kirin Holdings	74,500	1,926
Koa	2,800	60
Konami Holdings	3,500	183
Kose	2,100	393
Koshidaka Holdings	1,120	74
Kyoei Steel	51,700	827
Lawson	43,000	2,810
M3	5,300	206
Macnica Fuji Electronics Holdings	3,500	96
Mazda Motor	457,400	6,347
McDonald’s Holdings Co Japan Ltd	5,700	255
MINEBEA MITSUMI	57,773	1,314
MISUMI Group	42,954	1,237
Mitsubishi	173,800	4,877
Mitsubishi Chemical Holdings	124,072	1,257
Mitsubishi Estate	45,800	799
Mitsubishi Heavy Industries	153,700	6,252
Mitsubishi Tanabe Pharma Corp	3,400	73
Mitsubishi UFJ Lease & Finance Co Ltd	418,800	2,654
Mitsui & Co Ltd	180,500	3,273
Mitsui Mining & Smelting	7,700	385
Mizuho Financial Group	3,297,600	6,109
Nabtesco	10,100	434
NET One Systems	9,984	154
Nexon	16,000	577
NHK Spring	28,300	297
NichiiGakkan	3,500	38
Nikon	12,100	246
Nintendo	3,200	1,466

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Express Co Ltd	4,300	$288
Nippon Steel & Sumitomo Metal	261,100	6,195
Nippon Telegraph & Telephone Corp	62,600	2,912
Nippon Television Holdings	20,100	381
Nippon Yusen	164,800	3,567
Nishi-Nippon Financial Holdings	99,500	1,224
Nissan Chemical Industries	7,600	301
Nissan Motor Co Ltd	608,800	6,378
Nissin	1,200	31
Nitori Holdings	3,600	605
Nomura Holdings	164,900	1,006
Nomura Real Estate Holdings	103,800	2,495
North Pacific Bank	101,700	352
Obayashi	28,300	319
Obic	4,800	399
Open House	3,897	234
Oracle Corp Japan	8,348	645
Oriental Land	13,300	1,294
Otsuka Corp	3,300	307
Persol Holdings	3,400	87
Pola Orbis Holdings	5,100	214
Prima Meat Packers	19,081	114
Recruit Holdings	130,700	3,163
Ricoh Leasing	9,000	303
Round One	6,525	108
Ryohin Keikaku	1,300	447
Sankyu	6,130	295
Sanyo Special Steel	6,500	143
Sawai Pharmaceutical	52,600	2,436
Shiseido	8,800	528
Shizuoka Bank	32,000	323
Shoei Foods	1,564	60
Showa	4,892	77
Showa Denko	11,400	559
Sony Financial Holdings	256,900	4,756
Stanley Electric	8,300	324
SUMCO	6,300	168
Sumitomo Electric Industries	133,500	2,098
Sumitomo Mitsui Financial Group	139,600	6,060
Sumitomo Mitsui Trust Holdings	154,600	6,219
Sumitomo Warehouse	45,000	313
Sundrug	1,900	87
Suzuki Motor	63,300	3,622
Sysmex	900	74
Systena	1,600	68
Tachi-S, Cl S	22,000	398
Taisei	25,738	1,303
Tatsuta Electric Wire and Cable	4,321	29
T-Gaia	2,300	66
THK	1,800	77
Toho Holdings Co Ltd	73,900	1,736
Tokai Carbon	23,868	412

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tokai Corp/Gifu	2,528	$62
Tokai Rika	16,500	357
Token	932	105
Tokyo Electron	24,987	4,886
Toridoll Holdings	2,706	93
Tosoh	21,800	453
Towa Pharmaceutical	26,900	1,744
Tsugami	6,185	83
Tsumura & Co	91,000	3,042
Tsuruha Holdings	2,500	362
UACJ	13,300	323
Ulvac	4,500	277
Unipres	3,900	95
Xebio Holdings	65,400	1,322
Yakult Honsha	3,200	229
Yamada Denki	749,100	4,738
Yamato Kogyo	22,000	641
Yaskawa Electric	21,200	977
		211,756

Luxembourg — 0.5%
Trinseo SA	76,000	6,050

Malaysia — 0.0%
Carlsberg Brewery Malaysia	19,272	91
Malayan Banking	82,300	219
Nestle Malaysia	6,839	224
Petron Malaysia Refining & Marketing Bhd	9,932	28
		562

Mexico — 0.1%
America Movil, Ser L	933,900	858

Netherlands — 1.7%
AMG Advanced Metallurgical Group	2,239	111
ASR Nederland	10,963	493
BE Semiconductor Industries	3,471	343
Chicago Bridge & Iron Co NV	166,300	2,903
Heineken	9,809	1,020
Heineken Holding	7,983	795
Koninklijke Ahold Delhaize	136,700	3,084
Koninklijke DSM	629	65
Koninklijke Vopak	130,151	6,138
NN Group NV	2,007	90
Royal Dutch Shell, Cl A	231,726	7,357
		22,399

New Zealand — 0.1%
a2 Milk *	86,880	831
Fisher & Paykel Healthcare Corp Ltd	42,047	418
		1,249

Norway — 0.0%
Golden Ocean Group	6,399	59

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orkla ASA	19,434	$213
		272

Peru — 0.1%
Credicorp	3,200	693

Philippines — 0.1%
BDO Unibank Inc	79,840	239
Bloomberry Resorts Corp *	412,985	114
SM Investments	21,535	388
		741

Poland — 0.4%
Bank Pekao	68,500	2,646
getBACK *	158,863	723
LPP	107	281
Powszechna Kasa Oszczednosci Bank Polski	19,342	242
Powszechny Zaklad Ubezpieczen SA	76,636	952
		4,844

Romania — 0.7%
BRD-Groupe Societe Generale	1,371,308	5,035
Fondul Proprietatea	5,946,650	1,441
OMV Petrom	15,496,028	1,258
Societatea Nationala de Gaze Naturale ROMGAZ	100,000	954
		8,688

Russia — 2.0%
Alrosa PJSC	1,740,000	2,667
Bank St. Petersburg PJSC	1,286,700	1,303
Detsky Mir PJSC (A)	757,431	1,218
ENEL RUSSIA PJSC	15,143,000	421
Gazprom Neft PJSC	57,400	289
Gazprom Neft PJSC ADR	64,873	1,635
Magnit PJSC	20,179	1,714
MMC Norilsk Nickel PJSC ADR	50,000	992
Mobile TeleSystems PJSC	449,220	2,455
Moscow Exchange MICEX-RTS PJSC	408,000	811
Novolipetsk Steel PJSC GDR	6,803	178
Protek PJSC	358,200	687
Sberbank of Russia PJSC	1,165,000	5,637
Sberbank of Russia PJSC ADR	14,197	287
Severstal PJSC	1,665	27
Sistema PJSC FC GDR	118,227	510
TGC-1 PJSC, Cl 1	2,350,000,000	488
X5 Retail Group NV GDR *	108,000	3,862
		25,181

Singapore — 0.4%
CapitaLand Commercial Trust	193,300	252
Flex Ltd *	146,240	2,647
Genting Singapore PLC	199,400	174
Oversea-Chinese Banking Corp Ltd	37,400	367
Suntec	128,500	191

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($Thousands)

COMMON STOCK (continued)
UOL Group Ltd	37,800	$242
Venture	35,821	745
		4,618

Slovenia – 0.4%
Krka dd Novo mesto	29,532	2,089
Luka Koper	32,784	1,226
Telekom Slovenije DD	11,451	1,180
		4,495

South Africa – 0.1%
Bid	3,332	76
Bidvest Group	3,166	60
Capitec Bank Holdings	1,748	123
Exxaro Resources	16,015	178
Gold Fields	15,143	59
Imperial Holdings	4,096	86
Mr Price Group	1,355	32
Naspers, Cl N	678	186
NEPI Rockcastle	38,604	390
		1,190

South Korea – 1.0%
Hana Financial Group	26,417	1,192
Hanmi Pharm	178	76
Kakao	3,051	360
Korea Electric Power Corp ADR	60,410	909
KT&G Corp	2,119	195
LG Household & Health Care	428	434
LOTTE Fine Chemical	2,204	143
NCSoft Corp	886	306
Samsung Biologics Co Ltd *(A)	1,388	574
Samsung Electronics GDR	1,718	1,867
Samsung SDI	2,006	316
Samsung SDS Co Ltd	1,294	283
SillaJen *	4,614	432
SK Hynix	77,059	5,453
S-Oil	4,596	520
		13,060

Spain – 0.8%
Abertis Infraestructuras	20,276	484
Aena SME (A)	2,891	588
Amadeus IT Group, Cl A	7,487	550
Banco Santander SA	721,100	4,944
Ence Energia y Celulosa	15,198	99
Iberdrola	80,897	596
Telefonica	338,100	3,293
		10,554

Sweden – 0.7%
Alfa Laval	128,000	3,079
Electrolux, Cl B	9,947	326
Evolution Gaming Group (A)	2,463	165
ICA Gruppen AB	3,533	126

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LeoVegas (A)	8,509	$97
Millicom International Cellular	579	39
Sandvik	48,745	906
Swedish Match AB	6,682	284
Volvo, Cl B	219,832	4,141
		9,163

Switzerland – 1.7%
ABB Ltd	185,000	4,502
Baloise Holding	4,045	636
Barry Callebaut AG	175	345
Bossard Holding	719	175
Clariant	20,064	503
EMS-Chemie Holding AG	220	141
Givaudan	91	207
Kuehne + Nagel International AG	4,597	751
LEM Holding	60	102
Lonza Group	5,925	1,502
Novartis AG	35,400	2,956
Pargesa Holding SA	2,951	261
Partners Group Holding	3,716	2,690
Sika	169	1,389
Sonova Holding AG	1,610	252
STMicroelectronics	38,111	873
Straumann Holding	906	609
Swatch Group, Cl B	7,850	3,318
Swiss Life Holding	163	59
Swisscom AG	673	364
VAT Group (A)	2,137	341
Zurich Insurance Group	243	80
		22,056

Taiwan – 1.1%
Accton Technology	54,712	207
Compeq Manufacturing Co Ltd	99,000	115
E Ink Holdings Inc	80,000	127
E.Sun Financial Holding	149,000	98
First Financial Holding	417,040	283
Global Unichip	12,209	126
Globalwafers	17,000	244
Hiwin Technologies Corp	19,815	252
Hon Hai Precision Industry	624,000	1,864
Macronix International *	61,000	90
Taiwan Cooperative Financial Holding	500,000	289
Taiwan Semiconductor Manufacturing Co Ltd ADR	229,647	9,955
Uni-President Enterprises	75,000	176
Win Semiconductors	27,000	248
Yageo	23,500	261
		14,335

Thailand – 0.1%
Airports of Thailand	353,600	794
CP ALL PCL	137,000	366

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Indorama Ventures	71,649	$123
Kasikornbank	27,700	204
Thai Oil	104,788	344
		1,831

Turkey – 0.9%
Arcelik AS	125,000	622
BIM Birlesik Magazalar	48,756	960
Enerjisa Enerji *(A)	432,000	793
Eregli Demir ve Celik Fabrikalari TAS	161,908	481
Ford Otomotiv Sanayi AS	8,276	136
Kordsa Teknik Tekstil	875,613	1,739
Koza Altin Isletmeleri *	158,731	1,366
Pegasus Hava Tasimaciligi *	3,811	35
Petkim Petrokimya Holding	90,361	191
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	721,568	711
TAV Havalimanlari Holding AS	226,611	1,378
Tekfen Holding	18,490	88
Trakya Cam Sanayii	40,800	52
Tupras Turkiye Petrol Rafinerileri	10,154	312
Turk Hava Yollari AO *	72,501	363
Turkcell Iletisim Hizmetleri AS	31,984	129
Turkiye Garanti Bankasi AS	625,468	1,921
Turkiye Is Bankasi, Cl C	149,829	298
Turkiye Vakiflar Bankasi TAO, Cl D	74,145	143
Yapi ve Kredi Bankasi	85,865	107
		11,825

United Kingdom – 5.3%
3i Group PLC	84,247	1,086
Ashmore Group PLC	16,357	93
B&M European Value Retail SA	56,012	318
Barratt Developments PLC	90,956	675
Berkeley Group Holdings	10,334	549
BP PLC	991,500	6,447
Burberry Group PLC	4,482	94
Carnival PLC	15,702	1,036
Central Asia Metals PLC	18,077	80
Coca-Cola HBC	8,976	294
Compass Group PLC	74,389	1,581
Croda International PLC	3,110	198
easyJet PLC	11,693	269
Electrocomponents PLC	50,621	436
Fenner PLC	21,534	142
Fevertree Drinks PLC	9,512	324
Forterra PLC (A)	8,347	33
GlaxoSmithKline PLC	336,500	6,038
Globaltrans Investment PLC GDR	259,128	2,831
Gocompare.Com Group PLC	26,036	41
Hargreaves Lansdown PLC	14,188	337
Hays PLC	148,355	394
HSBC Holdings PLC	555,447	5,464
Intertek Group PLC	24,300	1,641

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kainos Group PLC	7,600	$36
Keywords Studios PLC	3,766	81
Kingfisher PLC	416,900	2,052
Liberty Global PLC *	88,996	2,673
Lloyds Banking Group PLC	2,740,000	2,592
London Stock Exchange Group	22,516	1,246
Meggitt PLC	515,848	3,203
Next PLC	69,614	4,654
Pagegroup PLC	38,842	285
Pearson PLC	266,000	2,677
Persimmon PLC	34,637	1,241
Plus500 Ltd	10,471	173
Randgold Resources Ltd	545	44
RELX PLC	66,146	1,360
Rhi Magnesita *	3,334	202
Ros Agro GDR	85,499	840
Royal Mail PLC	51,474	397
Segro PLC	83,231	654
Softcat PLC	12,044	97
SSP Group PLC	56,038	467
Standard Life Aberdeen PLC	47,394	240
Taylor Wimpey PLC	213,687	548
TUI AG	14,869	315
Unilever PLC	6,550	336
Victoria PLC *	6,512	71
Victrex PLC	11,093	395
Vodafone Group PLC	1,110,000	3,114
WH Smith PLC	222,857	6,207
WPP PLC	80,000	1,532
		68,133

United States – 45.4%

Consumer Discretionary – 8.8%
Adient PLC	47,530	2,950
AMC Networks Inc, Cl A *	8,100	426
Ascena Retail Group Inc *	465,100	1,056
Bed Bath & Beyond Inc	114,100	2,446
Best Buy Co Inc	8,400	608
Big Lots Inc	5,372	302
BorgWarner Inc	14,700	721
Carnival Corp, Cl A	26,500	1,773
Children’s Place Inc/The	4,284	610
Comcast Corp, Cl A	21,900	793
Crocs Inc *	8,694	106
Dana Inc	1,400	37
Deckers Outdoor Corp *	3,620	342
Delphi Automotive *	73,261	6,691
Delphi Technologies PLC	41,510	1,982
Dollar General Corp	26,819	2,537
Dollar Tree Inc *	4,100	421
Domino’s Pizza Inc	14,649	3,258
DR Horton Inc	16,900	708

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fiat Chrysler Automobiles	243,300	$5,156
Five Below *	6,546	438
Foot Locker Inc	6,200	285
Ford Motor Co	46,600	494
Fox Factory Holding Corp *	4,219	158
GameStop Corp, Cl A	151,200	2,372
Gap Inc/The	22,322	705
General Motors Co	230,565	9,073
Gentex Corp	194,932	4,427
Goodyear Tire & Rubber Co/The	101,400	2,935
Group 1 Automotive Inc	28,100	1,934
Guess? Inc	7,558	119
H&R Block	13,168	334
Hanesbrands Inc	20,700	402
Harley-Davidson Inc	8,500	386
Hibbett Sports Inc *	2,674	69
Hilton Worldwide Holdings Inc	2,700	218
Kohl’s Corp	10,872	719
Las Vegas Sands Corp	1,700	124
Lear Corp	4,000	746
Liberty Global PLC, Cl A *	20,443	637
Liberty Interactive Corp QVC Group, Cl A *	104,716	3,023
Live Nation Entertainment Inc *	1,700	76
LKQ Corp *	6,500	257
Marriott International Inc/MD, Cl A	8,200	1,158
McDonald’s Corp	22,900	3,612
Melco Resorts & Entertainment ADR	21,700	596
Michael Kors Holdings Ltd *	13,137	827
Michaels Cos Inc/The *	16,564	381
MSG Networks Inc *	7,371	180
Netflix Inc *	900	262
Nordstrom Inc	11,700	600
Nutrisystem Inc	3,489	107
NVR Inc *	769	2,186
Office Depot Inc	69,400	183
O’Reilly Automotive Inc *	27,763	6,779
Penske Automotive Group Inc	13,100	600
PetMed Express Inc	3,006	136
Pier 1 Imports Inc	683,650	2,119
Polaris Industries Inc	7,334	836
PulteGroup Inc	43,100	1,210
PVH Corp	1,100	159
RH *	4,388	372
Ross Stores Inc	5,399	422
Royal Caribbean Cruises Ltd	8,300	1,051
Scripps Networks Interactive Inc, Cl A	8,200	737
Sleep Number Corp *	3,700	127
Sonic Automotive Inc, Cl A	39,200	768
Target Corp	46,769	3,527
Tempur Sealy International Inc *	7,600	376
Tesla Inc *	4,100	1,407
Thor Industries Inc	6,744	870

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Time Warner Inc	73,247	$6,809
Toll Brothers Inc	12,400	543
TripAdvisor Inc *	55,380	2,220
tronc Inc *	1,637	31
Urban Outfitters Inc *	9,417	332
Vail Resorts Inc	3,300	679
VF Corp	8,318	620
Viacom Inc, Cl B	8,500	283
Weight Watchers International Inc *	3,987	270
Whirlpool Corp	3,000	487
Wyndham Worldwide Corp	7,100	822
Wynn Resorts Ltd	6,500	1,089
Yum China Holdings Inc	19,200	832

		109,459

Consumer Staples – 1.4%
Altria Group Inc	19,800	1,246
Archer-Daniels-Midland Co	21,000	872
Brown-Forman Corp, Cl B	3,200	223
Campbell Soup	15,400	663
Chefs’ Warehouse Inc/The *	2,113	48
Coca-Cola European Partners PLC	2,776	106
Constellation Brands Inc, Cl A	2,900	625
Estee Lauder Cos Inc/The, Cl A	16,583	2,296
Ingredion Inc	5,800	758
JM Smucker Co/The	4,100	518
Kroger Co/The	28,300	767
Lamb Weston Holdings Inc	17,937	970
Medifast Inc	1,142	73
Monster Beverage Corp *	8,100	513
National Beverage Corp	1,481	145
Philip Morris International Inc	5,100	528
Sanderson Farms Inc	501	62
Seaboard Corp	100	405
Sprouts Farmers Market Inc *	16,275	419
SUPERVALU Inc *	205,620	2,926
Tyson Foods Inc, Cl A	12,700	945
Walgreens Boots Alliance Inc	14,800	1,020
Walmart Inc	16,811	1,513

		17,641

Energy – 0.9%
Andeavor	5,600	502
Arch Coal Inc	2,631	252
Chevron Corp	9,100	1,018
CVR Energy Inc	1,864	55
Delek US Holdings Inc	9,330	318
HollyFrontier Corp	25,327	1,085
Marathon Petroleum Corp	11,500	737
PBF Energy Inc, Cl A	92,415	2,709
Phillips 66	3,900	352
RPC Inc	7,721	152
Southwestern Energy Co *	517,100	1,846

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy Corp	20,300	$1,836

		10,862

Financials – 7.5%
Aflac Inc	103,627	9,210
AGNC Investment Corp ‡	27,300	490
Allstate Corp/The	35,800	3,303
Ally Financial Inc	130,700	3,647
American International Group Inc	113,218	6,492
Ameriprise Financial Inc	5,500	860
Annaly Capital Management Inc ‡	144,600	1,450
Aon PLC	2,900	407
Artisan Partners Asset Management Inc, Cl A	5,476	185
Bank of America Corp	177,200	5,688
BlackRock Inc, Cl A	500	275
Capital One Financial Corp	11,600	1,136
Cboe Global Markets Inc	8,900	997
Charles Schwab Corp/The	64,362	3,412
CIT Group Inc	11,600	615
Citigroup Inc	24,100	1,819
Citizens Financial Group Inc	18,500	805
CME Group Inc, Cl A	29,555	4,911
CNA Financial Corp	21,450	1,095
Comerica Inc	1,367	133
Discover Financial Services	13,400	1,056
E*TRADE Financial Corp *	8,100	423
Enova International Inc *	3,179	70
Federated Investors Inc, Cl B	11,802	384
FirstCash Inc	5,913	436
FNF Group	23,600	942
Goldman Sachs Group Inc/The	31,053	8,165
Hancock Holding Co	8,000	414
Hartford Financial Services Group Inc/The	10,700	565
Intercontinental Exchange Inc	49,056	3,585
JPMorgan Chase & Co	17,600	2,033
Lazard Ltd, Cl A (C)	5,600	302
Legg Mason Inc	10,800	431
Lincoln National Corp	10,000	762
Live Oak Bancshares Inc	2,199	57
LPL Financial Holdings Inc	2,700	174
Marsh & McLennan Cos Inc	2,200	183
MGIC Investment Corp *	23,500	324
Moody’s Corp	6,900	1,151
Morgan Stanley	37,000	2,073
MSCI Inc, Cl A	5,200	736
PNC Financial Services Group Inc/The	22,800	3,595
Progressive Corp/The	46,200	2,660
Prudential Financial Inc	8,200	872
Regions Financial Corp	43,000	835
Reinsurance Group of America Inc, Cl A	4,100	631
S&P Global Inc	28,700	5,505
Starwood Property Trust Inc ‡	22,700	460

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Bank Financial Corp	2,281	$66
State Street Corp	7,300	775
SunTrust Banks Inc	10,900	761
T Rowe Price Group Inc	23,604	2,641
TD Ameritrade Holding Corp	6,600	379
Unum Group	16,200	826
US Bancorp	27,900	1,517
World Acceptance Corp *	874	94
Zions Bancorporation	13,100	720

		93,533

Health Care – 6.8%
Abbott Laboratories	1,400	84
AbbVie Inc	28,401	3,290
Aetna Inc	54,788	9,701
Align Technology Inc *	13,600	3,570
Allergan PLC	13,813	2,130
Alnylam Pharmaceuticals Inc *	6,400	769
Amgen Inc	7,300	1,342
Anthem Inc	8,500	2,001
Baxter International Inc	24,900	1,688
Biogen Inc *	13,585	3,926
Bioverativ Inc *	12,493	1,308
Centene Corp *	21,600	2,191
Cerner Corp *	1,600	103
Chemed Corp	2,078	539
Cigna Corp	56,407	11,050
Cooper Cos Inc/The	4,000	922
DaVita *	48,153	3,468
DENTSPLY SIRONA Inc	43,730	2,451
Diplomat Pharmacy Inc *	7,765	162
Enanta Pharmaceuticals Inc *	1,922	151
Exelixis Inc *	7,149	184
Express Scripts Holding Co *	6,900	521
Gilead Sciences Inc	4,300	339
HCA Healthcare Inc	12,000	1,191
Humana Inc	1,900	516
IDEXX Laboratories *	9,060	1,696
Illumina Inc *	8,066	1,839
Innoviva Inc *	12,004	186
Intuitive Surgical Inc *	9,300	3,966
IQVIA Holdings Inc *	38,713	3,807
Johnson & Johnson	12,700	1,649
Lantheus Holdings Inc *	3,279	50
LHC Group Inc *	1,400	90
McKesson Corp	7,000	1,045
Merck & Co Inc	19,700	1,068
Mettler-Toledo International Inc *	2,000	1,232
National Research Corp, Cl A	1,033	29
Pfizer Inc	50,900	1,848
Quest Diagnostics Inc	2,800	289
ResMed Inc	1,000	95

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teleflex Inc	1,000	$250
UnitedHealth Group Inc	44,787	10,129
Varian Medical Systems Inc *	5,700	680
Vertex Pharmaceuticals Inc *	800	133
Waters Corp *	2,400	491
WellCare Health Plans Inc *	4,300	834

		85,003

Industrials – 7.5%
3M Co	800	188
Air Lease Corp, Cl A	9,300	406
American Airlines Group Inc	10,600	575
AMETEK Inc	6,300	477
ArcBest Corp	23,900	791
Atlas Air Worldwide Holdings Inc *	60,740	3,696
Beacon Roofing Supply Inc *	9,410	498
Boeing Co/The	26,641	9,650
Brink’s Co/The	5,616	413
Caterpillar Inc	1,000	155
CH Robinson Worldwide Inc	9,063	846
Copart Inc *	13,608	637
CoStar Group Inc *	2,600	890
CSX Corp	46,200	2,482
Cummins Inc	22,500	3,784
Deere	16,134	2,595
Deluxe Corp	5,100	362
Fastenal Co	4,447	243
FedEx Corp	18,318	4,514
Fortive Corp	2,200	169
GATX Corp	6,200	427
General Dynamics Corp	17,100	3,804
Harris	4,200	656
Healthcare Services Group Inc	1,077	49
Huntington Ingalls Industries Inc	3,200	838
IDEX Corp	4,200	575
IHS Markit *	4,200	198
Insperity Inc	6,982	456
ITT Inc	11,100	557
JB Hunt Transport Services Inc	900	107
JetBlue Airways Corp *	18,900	398
Kansas City Southern	6,500	670
Knight-Swift Transportation Holdings Inc, Cl A	7,800	376
L3 Technologies Inc	1,600	332
Landstar System Inc	5,280	574
ManpowerGroup Inc	9,900	1,173
Meritor Inc *	98,000	2,401
Norfolk Southern Corp	900	125
Northrop Grumman Corp	12,600	4,410
Old Dominion Freight Line Inc	4,100	570
Orbital ATK Inc	1,420	188
Owens Corning	17,764	1,444

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Raytheon Co	15,700	$3,415
Republic Services Inc, Cl A	12,300	826
Robert Half International Inc	2,000	114
Rollins Inc	12,241	615
Roper Technologies Inc	1,100	303
RR Donnelley & Sons Co	265,500	2,002
Rush Enterprises Inc, Cl A *	3,935	167
Spirit AeroSystems Holdings Inc, Cl A	9,830	897
Titan Machinery Inc *	2,161	43
TransUnion *	12,000	685
TriNet Group Inc *	5,349	252
Triumph Group Inc	113,000	3,158
Tutor Perini Corp *	75,400	1,821
Union Pacific Corp	79,078	10,300
United Continental Holdings Inc *	6,800	461
United Rentals Inc *	5,300	928
United Technologies Corp	60,606	8,166
Waste Connections	22,800	1,614
Waste Management Inc	26,900	2,322
WW Grainger Inc	6,479	1,695
Xylem Inc/NY	5,300	395

		93,878

Information Technology – 10.0%
58.com ADR *	7,600	573
Accenture PLC, Cl A	605	97
Activision Blizzard Inc	12,400	907
Adobe Systems Inc *	5,400	1,129
Alphabet Inc, Cl A *	3,459	3,818
Alphabet Inc, Cl C *	1,682	1,858
Amdocs Ltd	9,700	638
Amkor Technology Inc *	29,700	298
Amphenol Corp, Cl A	16,000	1,462
ANSYS Inc *	3,400	544
Apple Inc	11,844	2,110
Applied Materials Inc	172,385	9,928
Arista Networks Inc *	15,626	4,215
Arrow Electronics Inc *	8,800	718
ASML Holding NV, Cl G	8,847	1,729
Aspen Technology Inc *	2,604	201
Automatic Data Processing Inc	500	58
Broadridge Financial Solutions Inc	2,000	201
CA Inc	17,400	611
Cadence Design Systems Inc *	20,600	799
Cisco Systems Inc	54,200	2,427
Citrix Systems Inc *	10,700	984
Cognex Corp	2,200	118
CommerceHub Inc *	1,688	33
Corning Inc	43,400	1,262
Dell Technologies Inc, Cl V *	13,700	1,018
DXC Technology Co	1,700	174
eBay Inc *	87,182	3,737

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Electro Scientific Industries Inc *	1,993	$36
Electronic Arts Inc *	22,388	2,769
Extreme Networks Inc *	11,000	125
F5 Networks Inc *	4,000	594
Facebook Inc, Cl A *	12,568	2,241
Gartner Inc *	3,600	408
HP Inc	26,600	622
Intel Corp	39,600	1,952
International Business Machines Corp	31,076	4,843
Intuit	8,300	1,385
IPG Photonics Corp *	6,100	1,498
Jabil	17,700	479
Jack Henry & Associates Inc	600	70
Juniper Networks Inc	26,200	672
KLA-Tencor Corp	1,100	125
Lam Research Corp	23,569	4,522
Mastercard Inc, Cl A	33,302	5,853
Microchip Technology Inc	9,100	809
Micron Technology Inc *	86,000	4,198
Microsoft Corp	68,019	6,378
Motorola Solutions Inc	7,500	796
NVIDIA Corp	11,300	2,735
ON Semiconductor Corp *	35,900	859
Oracle Corp	27,800	1,409
PayPal Holdings Inc *	131,810	10,467
Progress Software Corp	5,052	237
Red Hat Inc *	11,581	1,707
salesforce.com Inc *	6,000	697
Seagate Technology PLC	12,000	641
ServiceNow Inc *	11,800	1,900
SMART Global Holdings Inc *	1,192	41
SolarEdge Technologies *	2,575	129
Square Inc, Cl A *	15,900	732
Sykes Enterprises Inc *	7,700	224
Symantec Corp	86,545	2,275
Synopsys Inc *	10,900	923
Systemax Inc	1,382	39
Take-Two Interactive Software Inc *	37,317	4,175
Total System Services Inc	8,300	730
TTM Technologies Inc *	19,400	313
Unisys Corp *	177,210	1,985
VeriSign *	16,600	1,926
Visa Inc, Cl A	48,948	6,018
VMware Inc, Cl A *	1,600	211
Weibo ADR *	2,873	369
Western Digital Corp	6,100	531
Western Union Co/The	22,800	452
Workday Inc, Cl A *	600	76
Xerox Corp	13,400	406

		124,229

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Materials — 0.8%
Avery Dennison Corp	6,600	$780
Boise Cascade Co	4,950	199
Celanese Corp, Cl A	9,300	938
Chemours Co/The	7,577	360
Eastman Chemical Co	7,200	728
FMC Corp	6,500	510
International Paper Co	9,200	548
Kronos Worldwide Inc	2,400	51
Louisiana-Pacific	18,808	536
LyondellBasell Industries NV, Cl A	12,600	1,364
Myers Industries Inc	2,888	55
Owens-Illinois Inc *	22,200	479
Packaging Corp of America	1,900	226
Reliance Steel & Aluminum Co	5,500	496
Resolute Forest Products *	7,384	60
Schnitzer Steel Industries Inc, Cl A	3,445	117
Sherwin-Williams Co/The	5,300	2,128
Warrior Met Coal Inc	4,007	125

		9,700

Real Estate — 0.9%
American Tower Corp, Cl A ‡	2,400	334
Camden Property Trust ‡	1,200	96
CoreCivic Inc ‡	12,400	258
Crown Castle International Corp ‡	37,126	4,086
DDR Corp ‡	38,600	301
Digital Realty Trust Inc ‡	3,400	342
Equinix Inc ‡	5,561	2,180
Essex Property Trust Inc ‡	2,400	537
Host Hotels & Resorts ‡	38,900	722
Liberty Property Trust ‡	2,000	79
Mid-America Apartment Communities Inc ‡	700	60
Omega Healthcare Investors Inc ‡	16,300	415
PotlatchDeltic Corp	4,300	220
Prologis ‡	5,000	303
SBA Communications Corp, Cl A *‡	8,800	1,384
Senior Housing Properties Trust ‡	24,100	365

		11,682

Telecommunication Services — 0.2%
AT&T Inc	28,500	1,035
Verizon Communications Inc	24,000	1,146

		2,181

Utilities — 1.8%
Alliant Energy Corp	11,700	452
Ameren Corp	21,700	1,178
American Electric Power Co Inc	10,500	689
American Water Works Co Inc	6,000	476
Atmos Energy Corp	3,100	250
CenterPoint Energy Inc	23,800	644
CMS Energy	13,700	582

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Consolidated Edison Inc	19,300	$1,445
Dominion Energy Inc	21,800	1,615
DTE Energy Co	15,300	1,542
Edison International	16,400	994
Eversource Energy	14,700	838
Exelon Corp	19,700	730
FirstEnergy Corp	38,500	1,245
NextEra Energy Inc	32,700	4,975
NiSource Inc	24,600	569
Pinnacle West Capital Corp	9,200	708
PPL Corp	3,200	92
Public Service Enterprise Group Inc	26,500	1,283
WEC Energy Group Inc	1,700	102
Westar Energy Inc, Cl A	1,500	73
Xcel Energy	44,700	1,935

		22,417

		580,585
Total Common Stock (Cost $1,136,874) ($ Thousands)		1,238,218

PREFERRED STOCK — 0.1%

Brazil — 0.0%
Gol Linhas Aereas Inteligentes, Cl Preference *	12,389	73

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Chile — 0.0%
Sociedad Quimica y Minera de Chile, Cl B	8,362	$424

Croatia — 0.1%
Adris Grupa DD	9,955	685

Germany — 0.0%
Porsche Automobil Holding	3,243	273
STO & KGaA	255	37

		310
Total Preferred Stock (Cost $1,547) ($ Thousands)		1,492

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	5,904,466	5,904

Total Cash Equivalent (Cost $5,904) ($ Thousands)		5,904

Total Investments in Securities— 97.4% (Cost $1,144,325) ($ Thousands)		$1,245,614

	Contracts

PURCHASED OPTIONS (B) — 0.0%

Total Purchased Options (Cost $154) ($ Thousands)	52,570,931	$158

The open option contracts held by the Fund at February 28, 2018, are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
February 2018, NZD Put JPY Call*	1,255,458	$96,756	$77.60	02/28/18	$1
March 2018, EUR Put USD Call*	15,693,225	19,140	1.22	03/06/18	90
March 2018, EUR Put USD Call*	15,693,225	19,140	1.22	03/01/18	39

		135,036			130

Call Options
March 2018, EUR Call SEK Put*	1,988,963	20,099	10.04	03/01/18	17
March 2018, NOK Call SEK Put*	8,524,125	8,955	1.05	03/13/18	4
March 2018, USD Call PLN Put*	9,415,935	32,266	3.44	03/01/18	7

		61,320			28

Total Purchased Options		$196,356			$158

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

The open futures contracts held by the Fund at February 28, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	(285)	Mar-2018	$(12,365)	$(11,950)	$463
FTSE 100 Index	(53)	Mar-2018	(5,466)	(5,277)	219
Hang Seng Index	37	Mar-2018	7,411	7,265	(143)
MSCI Emerging Markets E-MINI	288	Mar-2018	16,731	17,035	304
MSCI Singapore Index	91	Mar-2018	2,768	2,756	(8)
OMX Index	(54)	Mar-2018	(1,035)	(1,025)	(4)
S&P 500 Index E-MINI	504	Mar-2018	66,898	68,403	1,505
S&P TSX 60 Index	127	Mar-2018	18,854	18,092	(801)
SPI 200 Index	125	Mar-2018	14,402	14,613	37
TOPIX Index	(541)	Mar-2018	(88,075)	(89,639)	2,777

			$20,123	$20,273	$4,349

A list of the open forwards contracts held by the Fund at February 28, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/28/18	USD	7	MXN	138	$—
Brown Brothers Harriman	03/28/18	USD	1,567	NZD	2,149	(16)
Brown Brothers Harriman	03/28/18	NZD	2,509	USD	1,834	23
Brown Brothers Harriman	03/28/18	USD	2,921	ILS	10,192	18
Brown Brothers Harriman	03/28/18	USD	4	CZK	91	—
Brown Brothers Harriman	03/28/18	USD	2,933	CZK	60,741	(10)
Brown Brothers Harriman	03/28/18	USD	1,509	TRY	5,795	1
Brown Brothers Harriman	03/28/18	USD	1,780	TRY	6,795	(9)
Brown Brothers Harriman	03/28/18	USD	2,590	NOK	20,413	1
Brown Brothers Harriman	03/28/18	USD	1,354	NOK	10,636	(4)
Brown Brothers Harriman	03/28/18	USD	1	HUF	139	—
Brown Brothers Harriman	03/28/18	USD	5,710	HUF	1,461,488	(20)
Brown Brothers Harriman	03/28/18	USD	6,451	RON	24,539	(18)
Brown Brothers Harriman	03/28/18	USD	8,703	MXN	163,210	(90)
Brown Brothers Harriman	03/28/18	USD	5	PLN	17	—
Brown Brothers Harriman	03/28/18	USD	8,936	PLN	30,407	(55)
Brown Brothers Harriman	03/28/18	ILS	9,291	USD	2,673	(6)
Brown Brothers Harriman	03/28/18	NOK	732	USD	93	—
Brown Brothers Harriman	03/28/18	NOK	9,131	USD	1,159	—
Brown Brothers Harriman	03/28/18	SGD	10,871	USD	8,241	18
Brown Brothers Harriman	03/28/18	SGD	15	USD	11	—
Brown Brothers Harriman	03/28/18	USD	82	DKK	501	—
Brown Brothers Harriman	03/28/18	USD	11,184	DKK	67,605	(83)
Brown Brothers Harriman	03/28/18	USD	17	SEK	140	—
Brown Brothers Harriman	03/28/18	USD	13,575	SEK	110,297	(231)
Brown Brothers Harriman	03/28/18	USD	1,423	HKD	11,126	—
Brown Brothers Harriman	03/28/18	USD	15,444	HKD	120,756	—
Brown Brothers Harriman	03/28/18	AUD	20,206	USD	15,857	114
Brown Brothers Harriman	03/28/18	USD	1,084	SGD	1,434	—
Brown Brothers Harriman	03/28/18	USD	22,224	SGD	29,313	(51)
Brown Brothers Harriman	03/28/18	CHF	28,553	USD	30,559	262
Brown Brothers Harriman	03/28/18	CHF	483	USD	513	—
Brown Brothers Harriman	03/28/18	USD	7	ZAR	85	—

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/28/18	USD	30,253	ZAR	354,907	$(301)
Brown Brothers Harriman	03/28/18	CAD	33,849	USD	26,643	209
Brown Brothers Harriman	03/28/18	USD	34,395	AUD	43,829	(247)
Brown Brothers Harriman	03/28/18	USD	130	CHF	123	—
Brown Brothers Harriman	03/28/18	USD	41,749	CHF	38,981	(387)
Brown Brothers Harriman	03/28/18	PLN	43,246	USD	12,754	124
Brown Brothers Harriman	03/28/18	PLN	235	USD	69	—
Brown Brothers Harriman	03/28/18	USD	43,820	CAD	55,670	(345)
Brown Brothers Harriman	03/28/18	HKD	42,996	USD	5,499	—
Brown Brothers Harriman	03/28/18	HKD	4,425	USD	566	—
Brown Brothers Harriman	03/28/18	TRY	38,458	USD	10,077	54
Brown Brothers Harriman	03/28/18	TRY	16,014	USD	4,169	(5)
Brown Brothers Harriman	03/28/18	MXN	54,175	USD	2,891	32
Brown Brothers Harriman	03/28/18	MXN	2,251	USD	119	—
Brown Brothers Harriman	03/28/18	GBP	58,691	USD	81,865	903
Brown Brothers Harriman	03/28/18	RON	60,558	USD	16,018	144
Brown Brothers Harriman	03/28/18	RON	110	USD	29	—
Brown Brothers Harriman	03/28/18	DKK	88,594	USD	14,645	98
Brown Brothers Harriman	03/28/18	DKK	711	USD	117	—
Brown Brothers Harriman	03/28/18	USD	90,385	GBP	64,814	(975)
Brown Brothers Harriman	03/28/18	CZK	91,786	USD	4,463	46
Brown Brothers Harriman	03/28/18	CZK	226	USD	11	—
Brown Brothers Harriman	03/28/18	SEK	97,397	USD	11,968	185
Brown Brothers Harriman	03/28/18	SEK	1,497	USD	181	—
Brown Brothers Harriman	03/28/18	USD	107,749	JPY	11,503,949	290
Brown Brothers Harriman	03/28/18	USD	3,836	JPY	408,397	—
Brown Brothers Harriman	03/28/18	USD	96,099	CNY	609,561	88
Brown Brothers Harriman	03/28/18	USD	15,613	CNY	98,857	(14)
Brown Brothers Harriman	03/28/18	ZAR	127,126	USD	10,864	135
Brown Brothers Harriman	03/28/18	ZAR	4,201	USD	354	—
Brown Brothers Harriman	03/28/18	USD	927	EUR	759	—
Brown Brothers Harriman	03/28/18	USD	162,547	EUR	131,804	(1,462)
Brown Brothers Harriman	03/28/18	EUR	170,309	USD	210,028	1,885
Brown Brothers Harriman	03/28/18	EUR	1,759	USD	2,149	—
Brown Brothers Harriman	03/28/18	CNY	198,651	USD	31,370	24
Brown Brothers Harriman	03/28/18	CNY	412,024	USD	64,957	(59)
Brown Brothers Harriman	03/28/18	HUF	1,443,985	USD	5,688	67
Brown Brothers Harriman	03/28/18	HUF	2,036	USD	8	—
Brown Brothers Harriman	03/28/18	JPY	94,845	USD	891	—
Brown Brothers Harriman	03/28/18	JPY	23,981,077	USD	224,508	(711)

						$(378)

Percentages are based on Net Assets of $1,279,495 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $9,357 ($ Thousands), representing 0.73% of the Net Assets of the Fund.
(B)	Refer to table below for details on Options Contracts.
(C)	Security is a Master Limited Partnership. At February 28, 2018, such securities amounted to $302 ($ Thousands), or 0.0% of Net Assets.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF —Swiss Franc

Cl — Class

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

World Select Equity Fund (Continued)

CNY — Chinese Yuan Onshore

CZK — Czech Koruna

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ILS — Israeli New Sheckels

JPY — Japanese Yen

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC —Public Limited Company

PJSC — Public Joint Stock Company

PLN — Polish Zloty

RON — Romanian leu

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Stock Exchange

TRY — Turkish Lira

TSX — Toronto Stock Exchange

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,236,108	$2,110	$–	$1,238,218
Preferred Stock	807	685	–	1,492
Cash Equivalent	5,904	–	–	5,904

Total Investments in Securities	$1,242,819	$2,795	$–	$1,245,614

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$158	$—	$—	$158
Futures Contracts *
Unrealized Appreciation	5,305	—	—	5,305
Unrealized Depreciation	(956)	—	—	(956)
Forwards Contracts *
Unrealized Appreciation	—	4,721	—	4,721
Unrealized Depreciation	—	(5,099)	—	(5,099)

Total Other Financial Instruments	$4,507	$(378)	$—	$4,129

* Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended February 28, 2018 ($ Thousands).

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ -	$ 258,036	$ (252,132)	$ 5,904	$ 110

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.3%

Argentina — 2.3%
Banco Macro SA ADR	11,100	$1,256
Cablevision Holding SA GDR *	76,426	1,751
Central Puerto SA ADR *	47,538	792
Empresa Distribuidora Y Comercializadora Norte ADR *	8,446	488
Grupo Financiero Galicia SA ADR	95,917	6,037
Grupo Supervielle SA ADR	146,104	4,487
IRSA Inversiones y Representaciones SA ADR	40,790	1,135
MercadoLibre Inc *	10,117	3,925
Pampa Energia SA ADR *	31,373	1,987
Telecom Argentina SA ADR	37,830	1,260
Transportadora de Gas del Sur SA ADR *	75,500	1,547
YPF SA ADR	125,620	2,903
		27,568

Australia — 0.2%
Orocobre Ltd *	404,619	2,004

Austria — 0.2%
Vienna Insurance Group AG Wiener Versicherung Gruppe	59,545	1,981

Bangladesh — 0.5%
BRAC Bank Ltd	2,785,339	3,061
City Bank Ltd/The	1,032,979	474
Envoy Textiles Ltd	396,852	154
GrameenPhone Ltd	107,880	619
Square Pharmaceuticals Ltd	332,363	1,250

		5,558

Bermuda — 0.1%
Central European Media Enterprises Ltd, Cl A *	231,555	1,030

Botswana — 0.0%
Sechaba Breweries Holdings Ltd	116,590	237

Brazil — 3.7%
Ambev SA	186,100	1,271
Arezzo Industria e Comercio SA	92,700	1,622
Azul SA ADR *	15,914	490
B2W Cia Digital *	89,737	652
Banco do Brasil SA *	321,700	4,131
Banco Santander Brasil SA	39,500	450
BB Seguridade Participacoes SA	90,400	810
Cia de Saneamento Basico do Estado de Sao Paulo *	26,000	301
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	129,100	1,487
Cielo SA	50,700	377
Cosan SA Industria e Comercio	124,800	1,658
Embraer SA ADR	90,560	2,420
Engie Brasil Energia SA	64,200	768
Estacio Participacoes SA	44,900	467

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fleury SA	91,800	$767
Hypera SA	49,500	529
International Meal Co Alimentacao SA, Cl A *	615,938	1,640
JBS SA	415,600	1,261
Kroton Educacional	93,200	440
Localiza Rent a Car SA *	56,300	445
Lojas Renner SA	278,431	2,989
Magazine Luiza SA	102,900	2,866
Movida Participacoes SA *	435,635	1,027
Porto Seguro SA *	29,600	413
Raia Drogasil SA *	171,663	4,117
Smiles Fidelidade SA	77,900	2,014
Suzano Papel e Celulose SA *	355,600	2,329
Vale SA *	29,000	402
Vale SA ADR, Cl B *	341,848	4,694
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	190,877	1,162

		43,999

British Virgin Islands — 0.1%
Hollysys Automation Technologies Ltd	38,520	1,017

Canada — 0.8%
First Quantum Minerals Ltd	271,399	4,429
Gran Tierra Energy Inc *	710,260	1,774
Guyana Goldfields Inc *	336,977	1,309
Parex Resources Inc *	107,930	1,507

		9,019

Chile — 0.7%
Banco Santander Chile	8,114,168	666
Empresas COPEC SA	17,016	275
Enel Generacion Chile SA	326,111	305
Parque Arauco SA	405,562	1,295
SMU SA *	4,073,721	1,288
SONDA SA	770,216	1,557
Vina Concha y Toro SA	1,398,602	3,014

		8,400

China — 8.7%
Agricultural Bank of China Ltd, Cl H	4,135,000	2,280
Air China Ltd, Cl H	760,000	1,151
Alibaba Group Holding ADR *	122,157	22,738
ANTA Sports Products Ltd	432,758	2,144
China Communications Construction Co Ltd, Cl H	2,449,000	2,736
China Lodging Group Ltd ADR	20,422	3,102
China Petroleum & Chemical Corp ADR	14,900	1,179
China Petroleum & Chemical Corp, Cl H	6,598,000	5,267
China Railway Construction Corp Ltd, Cl H	1,174,500	1,258
China Railway Group Ltd, Cl H	1,352,000	981
China Shenhua Energy, Cl H	907,000	2,569
Country Garden Holdings Co Ltd	1,029,000	1,835
Ctrip.com International Ltd ADR *	45,655	2,099

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dongfeng Motor Group Co Ltd, Cl H	1,208,000	$1,527
Fosun International Ltd	1,080,500	2,378
Guangzhou R&F Properties Co Ltd	1,089,600	2,547
Hangzhou Hikvision Digital Technology Co Ltd, Cl A	259,950	1,748
Hangzhou Tigermed Consulting Co Ltd, Cl A	301,100	1,868
JD.com Inc ADR *	93,411	4,404
Kingdee International Software Group Co Ltd *	8,018,000	5,767
Kweichow Moutai Co Ltd, Cl A	1,400	160
Maanshan Iron & Steel Co Ltd, Cl H *	4,814,000	2,583
NetEase Inc ADR	15,376	4,511
New Oriental Education & Technology Group Inc ADR	29,000	2,650
PICC Property & Casualty Co Ltd	282,000	556
Ping An Insurance Group of China, Cl H	739,000	7,809
Shenzhou International Group Holdings Ltd	191,000	1,888
Silergy Corp	101,947	2,263
Sinopharm Group Co Ltd, Cl H	390,000	1,717
Sinotrans Ltd, Cl H	4,388,000	2,433
Weichai Power Co Ltd, Cl H	457,000	513
YY Inc ADR *	40,835	5,281
Zhejiang Expressway Co Ltd, Cl H	1,802,000	1,965
		103,907

Colombia — 0.9%
Bancolombia SA ADR, Cl R	156,523	6,602
Canacol Energy Ltd *	430,406	1,426
CEMEX Latam Holdings SA *	618,645	2,025
Corp Financiera Colombiana SA	679	6
Empresa de Telecomunicaciones de Bogota *	5,146,780	773
		10,832

Czech Republic — 0.3%
CEZ AS	39,636	960
Komercni banka as	52,975	2,352
		3,312

Egypt — 0.7%
Commercial International Bank Egypt SAE	293,450	1,283
Commercial International Bank Egypt SAE GDR	557,135	2,514
Credit Agricole Egypt SAE	559,780	1,426
ElSewedy Electric Co	90,775	797
Integrated Diagnostics Holdings PLC (A)	442,170	1,818
		7,838

Georgia — 0.2%
BGEO Group PLC	54,042	2,519

Greece — 0.5%
Eurobank Ergasias SA *	1,178,174	1,194
National Bank of Greece SA *	11,281,752	4,178
		5,372

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hong Kong — 12.5%
Agile Group Holdings	600,000	$1,031
AIA Group Ltd	376,640	3,141
Anhui Conch Cement, Cl H	673,000	3,595
Bank of China Ltd, Cl H	16,683,000	9,021
Beijing Enterprises Holdings Ltd	154,000	853
China Conch Venture Holdings Ltd	1,005,500	3,022
China Construction Bank Corp, Cl H	17,898,000	18,501
China Everbright International Ltd	1,887,000	2,917
China Huarong Asset Management Co Ltd, Cl H (A)	937,000	424
China Jinmao Holdings Group Ltd	1,612,000	980
China Literature Ltd *(A)	150,786	1,480
China Medical System Holdings Ltd	1,134,000	2,269
China Mobile Ltd	293,000	2,743
China Mobile Ltd ADR	90,500	4,207
China Overseas Property Holdings Ltd	4,625,000	1,559
China Southern Airlines Co Ltd, Cl H	1,182,000	1,584
China Water Affairs Group Ltd	776,000	685
CIMC Enric Holdings Ltd *	1,814,000	1,653
CITIC Ltd	2,441,000	3,540
Geely Automobile Holdings	529,000	1,707
Guangzhou Automobile Group Co Ltd, Cl H	1,078,000	2,388
Haitian International Holdings Ltd	347,000	1,062
Hengan International Group Co Ltd	263,500	2,572
Hua Hong Semiconductor Ltd (A)	1,328,608	2,556
Industrial & Commercial Bank of China Ltd, Cl H	5,283,000	4,524
K Wah International Holdings Ltd	2,478,000	1,601
Kingboard Chemical Holdings	328,500	1,655
KWG Property Holding Ltd	1,022,000	1,421
Luye Pharma Group Ltd	1,950,000	1,686
Minth Group Ltd	392,000	2,311
Nexteer Automotive Group Ltd *	1,061,000	2,353
Nine Dragons Paper Holdings Ltd	540,000	967
Regina Miracle International Holdings Ltd (A)	1,481,000	1,294
Shanghai Jin Jiang International Hotels Group Co Ltd, Cl H	5,228,000	2,274
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	561,800	1,412
Shimao Property Holdings Ltd	1,025,500	2,540
Singamas Container Holdings Ltd	5,972,000	1,180
Sinopec Shanghai Petrochemical Co Ltd, Cl H	2,704,000	1,615
SITC International Holdings Co Ltd	2,237,000	2,422
SSY Group Ltd	4,282,273	3,244
Tencent Holdings	618,828	33,948
TravelSky Technology Ltd, Cl H	1,098,000	3,495
Uni-President China Holdings Ltd	2,014,000	1,722
United Laboratories International Holdings Ltd/The *	1,980,000	2,041

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xinyi Glass Holdings Ltd	1,214,000	$1,879
		149,074

Hungary — 0.3%
MOL Hungarian Oil & Gas	98,153	1,072
Richter Gedeon Nyrt	54,991	1,213
Waberer’s International Nyrt *	45,000	824
		3,109

India — 6.6%
Adani Ports & Special Economic Zone Ltd	345,966	2,154
Asian Paints Ltd	87,265	1,496
Bajaj Auto Ltd	85,384	3,950
Bharat Electronics Ltd	422,090	996
Biocon Ltd	72,379	697
Cipla Ltd/India	131,663	1,191
Eicher Motors Ltd	4,631	1,948
Endurance Technologies Ltd (A)	92,072	1,940
Future Retail Ltd *	61,075	483
Godrej Consumer Products Ltd	99,804	1,633
HCL Technologies Ltd	423,861	6,119
HDFC Bank Ltd ADR	63,996	6,219
Hindalco Industries Ltd	655,929	2,461
Hindustan Petroleum	295,126	1,726
Hindustan Unilever Ltd	253,153	5,121
ICICI Bank Ltd ADR	204,400	1,942
Indiabulls Housing Finance Ltd	115,612	2,217
Infosys Ltd	230,998	4,153
Jindal Steel & Power Ltd *	1,070,432	4,150
Larsen & Toubro Ltd	85,281	1,725
Maruti Suzuki India Ltd	17,191	2,333
Power Finance Corp Ltd	479,683	771
Reliance Capital Ltd	164,503	1,186
Reliance Infrastructure Ltd	133,558	930
Rural Electrification Corp Ltd	501,888	1,107
State Bank of India	293,060	1,204
Syngene International Ltd (A)	184,469	1,664
Tata Consultancy Services Ltd	110,519	5,133
Titan Co Ltd	138,461	1,733
UPL Ltd	252,836	2,827
Vakrangee Ltd	478,304	1,188
Vedanta Ltd	702,910	3,513
WNS Holdings Ltd ADR *	42,946	1,933

		77,843

Indonesia — 2.8%
Astra International Tbk PT	1,069,000	625
Bank Central Asia Tbk PT	2,523,627	4,244
Bank CIMB Niaga Tbk PT *	18,917,400	1,891
Bank Negara Indonesia Persero Tbk PT	1,107,500	780
Bank Tabungan Negara Persero Tbk PT	6,717,261	1,826
Gudang Garam Tbk PT	144,400	838
Indo Tambangraya Megah Tbk PT	632,000	1,411

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Indofood Sukses Makmur Tbk PT	2,417,200	$1,327
Kalbe Farma Tbk PT	14,037,482	1,629
Link Net Tbk PT	1,632,500	661
Malindo Feedmill Tbk PT	3,961,500	207
Matahari Department Store Tbk PT	1,044,200	803
Media Nusantara Citra Tbk PT	9,076,700	1,009
Pakuwon Jati Tbk PT	90,405,303	4,415
Pan Brothers Tbk PT	17,184,600	612
Perusahaan Gas Negara Persero Tbk	5,820,200	1,125
Surya Citra Media Tbk PT	2,382,600	494
Telekomunikasi Indonesia Persero Tbk PT	11,644,000	3,386
Telekomunikasi Indonesia Persero Tbk PT ADR	76,287	2,215
Timah Tbk PT	13,339,700	1,127
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	3,130
		33,755

Italy — 0.1%
Maire Tecnimont SpA	180,420	880

Ivory Coast — 0.1%
Sonatel	32,578	1,302

Kenya — 0.6%
ARM Cement Ltd *	10	–
East African Breweries Ltd	955,107	2,256
Equity Group Holdings Ltd/Kenya	8,139,706	3,539
Safaricom Ltd	4,456,970	1,306
		7,101

Luxembourg — 0.3%
Mouwasat Medical Services Co *	70,887	3,329

Malaysia — 1.3%
AirAsia Bhd	2,380,800	2,667
CIMB Group Holdings Bhd	1,007,900	1,845
Hartalega Holdings Bhd	241,700	721
Malayan Banking	807,720	2,154
Petronas Dagangan Bhd	57,700	379
Serba Dinamik Holdings Bhd	3,064,200	2,879
Tenaga Nasional Bhd	615,700	2,463
Top Glove Corp Bhd	743,000	1,841
		14,949

Mauritius — 0.1%
MCB Group Ltd	168,990	1,386

Mexico — 1.6%
Alfa SAB de CV, Cl A	1,006,000	1,193
Alsea SAB de CV	339,408	1,157
Arca Continental SAB de CV	66,500	462
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Cl B	157,400	222
Banregio Grupo Financiero SAB de CV	414,473	2,555
Becle SAB de CV *	1,407,035	2,597

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gentera SAB de CV	1,463,900	$1,196
Gruma SAB de CV, Ser B, Cl B	76,795	888
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	228,629	1,117
Grupo Aeroportuario del Sureste SAB de CV ADR	13,856	2,456
Grupo Mexico SAB de CV, Ser B	728,200	2,464
Mexichem SAB de CV	250,071	698
Wal-Mart de Mexico SAB de CV	950,990	2,224

		19,229

Morocco — 0.3%
Attijariwafa Bank	29,720	1,630
Label Vie	6,546	1,341
Societe d’Exploitation des Ports	38,140	694

		3,665

Nigeria — 0.6%
Presco PLC	1,618,660	315
SEPLAT Petroleum Development Co Plc *	734,571	1,351
Zenith Bank PLC	64,132,058	5,699

		7,365

Norway — 0.1%
B2Holding ASA	343,043	886

Oman — 0.1%
Bank Muscat SAOG	1,209,907	1,301

Pakistan — 0.2%
Bank Alfalah Ltd	3,011,890	1,285
United Bank Ltd/Pakistan	721,200	1,230

		2,515

Panama — 0.8%
Avianca Holdings SA ADR	371,603	3,474
Copa Holdings SA, Cl A	40,381	5,491

		8,965

Peru — 1.6%
Alicorp SAA	674,248	2,274
Cementos Pacasmayo SAA	531,678	1,288
Cia de Minas Buenaventura SAA ADR	252,402	3,925
Credicorp	46,841	10,139
Ferreycorp SAA	1,298,960	1,007
InRetail Peru Corp (A)	27,646	590

		19,223

Philippines — 3.1%
Alliance Global Group Inc *	9,600,000	2,739
Ayala Corp	243,000	4,916
Ayala Land Inc	2,395,300	1,887
BDO Unibank Inc	2,070,285	6,183
Bloomberry Resorts Corp *	11,791,043	3,262
Cebu Air Inc	670,040	1,291
East West Banking Corp	1,766,000	950

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emperador Inc	7,944,500	$1,192
Megawide Construction Corp *	6,590,000	2,682
Puregold Price Club Inc	1,968,303	1,959
Robinsons Land Corp	11,904,032	4,448
Robinsons Retail Holdings Inc	1,826,070	3,329
Security Bank Corp	377,980	1,784
Wilcon Depot Inc *	3,588,500	734

		37,356

Poland — 1.0%
Bank Millennium SA *	995,206	2,424
Dino Polska SA *(A)	96,379	2,402
Energa SA	160,706	489
Eurocash SA	286,206	1,749
Kernel Holding SA	112,110	1,597
PGE Polska Grupa Energetyczna SA *	217,515	641
Polski Koncern Naftowy ORLEN SA	55,895	1,573
Powszechny Zaklad Ubezpieczen SA	120,275	1,493

		12,368

Qatar — 0.1%
Qatar Navigation QSC	68,560	1,162

Romania — 0.6%
Banca Transilvania SA	10,988,897	7,041

Russia — 2.5%
Gazprom PJSC ADR	73,624	365
LUKOIL PJSC ADR	88,221	5,882
Mobile TeleSystems PJSC ADR	239,438	2,864
Sberbank of Russia PJSC ADR	545,375	11,038
X5 Retail Group NV GDR *	27,985	1,001
Yandex NV, Cl A *	196,964	8,093

		29,243

Singapore — 0.0%
Sea Ltd ADR *	25,894	284

South Africa — 3.0%
Adcock Ingram Holdings Ltd	119,360	686
Astral Foods Ltd	100,036	2,411
Barclays Africa Group Ltd	74,299	1,240
Barloworld Ltd	198,841	2,974
Clicks Group Ltd	191,183	2,729
Coronation Fund Managers Ltd	236,284	1,596
Exxaro Resources	206,239	2,293
FirstRand Ltd	530,205	3,284
Foschini Group Ltd/The	14,313	258
Liberty Holdings Ltd	69,063	780
Life Healthcare Group Holdings Ltd	421,240	967
Massmart Holdings Ltd	35,928	497
MMI Holdings Ltd/South Africa	437,501	803
Mondi Ltd	20,183	526
Naspers, Cl N	19,568	5,364
Nedbank Group Ltd	40,961	993

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pick n Pay Stores Ltd	160,432	$982
RMB Holdings Ltd	181,520	1,333
SPAR Group Ltd/The	63,475	1,176
Standard Bank Group Ltd	151,970	2,790
Telkom SA SOC Ltd	62,024	269
Truworths International Ltd	140,706	1,194
Wilson Bayly Holmes-Ovcon Ltd	44,664	653
		35,798

South Korea — 8.2%
Amorepacific Corp	9,594	2,492
Coway Co Ltd	13,757	1,099
DB Insurance Co Ltd	11,598	742
Doosan Corp	12,601	1,161
Douzone Bizon Co Ltd	51,824	2,651
Hana Financial Group	70,353	3,175
Hana Tour Service Inc	19,304	1,821
Hanwha Corp	44,726	1,816
Hotel Shilla Co Ltd	27,132	2,043
Hugel Inc *	3,803	1,954
Hyosung Corp	22,309	2,563
Hyundai Development Co-Engineering & Construction	13,687	476
Hyundai Marine & Fire Insurance Co Ltd	93,738	3,568
Hyundai Motor Co	6,869	1,021
Kangwon Land Inc	15,724	419
KB Financial Group Inc	85,838	5,058
Kia Motors Corp	65,745	2,083
Korea Electric Power Corp ADR *	121,300	1,824
KT&G Corp	12,680	1,166
LG Corp	32,095	2,549
LG Display Co Ltd ADR *	84,900	1,155
Lotte Chemical Corp	2,923	1,233
Mando Corp	4,989	1,184
Nasmedia Co Ltd	32,913	2,460
NCSoft Corp	11,024	3,812
OCI Co Ltd	13,248	2,010
POSCO	2,505	826
POSCO ADR	30,800	2,533
Samsung Biologics Co Ltd *(A)	5,579	2,307
Samsung Electronics Co Ltd	8,339	18,052
Samsung SDS Co Ltd	5,636	1,231
SFA Engineering Corp	31,794	1,095
Shinsegae Inc	8,744	2,764
SK Hynix	102,799	7,275
SK Innovation Co Ltd	16,877	3,182
SK Materials Co Ltd	9,560	1,476
SK Telecom Co Ltd	14,559	3,220
Tokai Carbon Korea Co Ltd	10,680	731
WONIK IPS Co Ltd	28,204	923
		97,150

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Spain — 0.2%
Prosegur Cash SA (A)	867,791	$2,731

Switzerland — 0.4%
Wizz Air Holdings Plc *(A)	105,069	5,213

Taiwan — 8.8%
Airtac International Group	268,630	4,846
ASMedia Technology Inc	111,000	1,207
Bizlink Holding Inc	233,000	2,099
Catcher Technology Co Ltd	213,000	2,569
Chroma ATE Inc	365,000	1,998
Compal Electronics Inc	2,666,000	1,818
Compeq Manufacturing Co Ltd	1,745,000	2,019
CTBC Financial Holding Co Ltd	945,000	683
E Ink Holdings Inc	1,424,000	2,270
Epistar Corp *	599,000	1,069
Feng TAY Enterprise Co Ltd	146,000	691
FLEXium Interconnect Inc	226,884	847
Foxconn Technology Co Ltd	681,000	1,823
Foxsemicon Integrated Technology Inc	191,350	1,533
Fubon Financial Holding Co Ltd	1,276,000	2,256
Global PMX Co Ltd	109,000	618
Gourmet Master Co Ltd	161,145	2,237
Himax Technologies Inc ADR	37,589	307
Hiwin Technologies Corp	231,900	2,949
Hon Hai Precision Industry	2,606,375	7,786
Inventec Corp	3,561,000	2,815
Kingpak Technology Inc	172,000	1,457
King’s Town Bank Co Ltd	1,960,000	2,626
Lite-On Technology Corp	2,062,862	2,933
Merry Electronics Co Ltd	248,000	1,619
Micro-Star International Co Ltd	731,000	2,116
Momo.com *	115,000	1,172
Nanya Technology Corp	576,000	1,586
Nien Made Enterprise *	80,000	782
Parade Technologies Ltd	103,000	1,945
Pegatron Corp	694,000	1,764
Powertech Technology Inc	511,000	1,575
President Chain Store Corp	218,000	2,177
St Shine Optical Co Ltd	71,000	2,166
Taimide Tech Inc	517,517	1,382
Taiwan Semiconductor Manufacturing Co Ltd	1,127,000	9,444
Taiwan Semiconductor Manufacturing Co Ltd ADR	532,798	23,097
WPG Holdings Ltd	636,000	808
Yuanta Financial Holding Co Ltd	2,833,000	1,264
		104,353

Thailand — 2.9%
Charoen Pokphand Foods PCL	1,042,100	757
CP ALL PCL	1,746,000	4,665
Home Product Center PCL	3,292,600	1,505
Kiatnakin Bank PCL	1,229,200	3,045

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Krung Thai Bank PCL	865,000	$558
Minor International PCL NVDR	2,659,636	3,420
Origin Property PCL	2,743,600	1,867
PTT Global Chemical PCL	404,900	1,280
PTT PCL	505,500	9,102
Sansiri PCL	11,563,500	713
Thai Oil PCL	1,018,065	3,337
Thanachart Capital PCL	786,900	1,394
Tisco Financial Group PCL	296,700	834
TOA Paint Thailand PCL	2,749,251	2,419
		34,896

Turkey — 1.7%
Aksa Akrilik Kimya Sanayii AS	416,267	1,680
Arcelik AS	501,576	2,497
Eregli Demir ve Celik Fabrikalari TAS	574,464	1,707
Ford Otomotiv Sanayi AS	34,318	564
MLP Saglik Hizmetleri AS, Cl B *(A)	564,281	2,817
Otokar Otomotiv Ve Savunma Sanayi A.S.	17,222	539
TAV Havalimanlari Holding AS	162,076	986
Tekfen Holding	520,784	2,480
Tupras Turkiye Petrol Rafinerileri	14,308	439
Turkcell Iletisim Hizmetleri AS	665,269	2,674
Turkiye Garanti Bankasi AS	804,972	2,472
Turkiye Vakiflar Bankasi TAO, Cl D	894,230	1,721
		20,576

United Arab Emirates — 2.5%
Abu Dhabi Commercial Bank PJSC	867,742	1,723
Aldar Properties PJSC	5,475,954	3,215
DAMAC Properties Dubai Co PJSC	1,364,596	1,112
Dubai Investments PJSC	1,105,614	666
Dubai Islamic Bank PJSC	2,280,694	3,764
Emaar Development PJSC *	3,278,000	4,695
Emaar Properties PJSC	3,979,050	6,663
Emirates Telecommunications Group Co PJSC	161,841	757
NMC Health PLC	129,272	6,096
Ras Al Khaimah Ceramics	1,309,459	1,065
		29,756

United Kingdom — 2.3%
ADES International Holding Ltd *(A)	52,300	649
Georgia Healthcare Group PLC *(A)	121,360	546
Globaltrans Investment PLC GDR	257,820	2,817
Halyk Savings Bank of Kazakhstan JSC GDR *	685,299	9,385
KAZ Minerals PLC *	366,093	4,288
MHP SE GDR	91,630	1,270
RusHydro PJSC ADR	548,153	734
Saudi British Bank/The	104,520	781
TBC Bank Group PLC	75,480	1,634
Tullow Oil PLC *	1,982,275	4,914
		27,018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States — 1.6%
Corp America Airports SA *	236,367	$3,761
Fortuna Silver Mines Inc *	180,138	812
Globant SA *	31,135	1,622
Luxoft Holding Inc, Cl A *	51,007	2,201
Pagseguro Digital Ltd, Cl A *	286,940	9,251
Universal Display Corp	7,791	1,011
		18,658

Vietnam — 1.5%
FPT Corp	42,918	113
Ho Chi Minh City Development Joint Stock Commercial Bank *	2,180,000	4,253
Hoa Phat Group JSC *	226,100	656
Military Commercial Joint Stock Bank	1,361,350	2,058
Vietnam Dairy Products JSC	399,270	3,439
Vietnam Prosperity JSC Bank *	1,141,500	2,989
Vincom Retail JSC *	1,784,620	4,219
		17,727
Total Common Stock (Cost $827,688) ($ Thousands)		1,071,800

	Number of Participation Notes

PARTICIPATION NOTES — 5.6%

Cayman Islands — 0.2%
Hemas Holdings PLC, Expires 11/16/2018 *	688,148	555
Vietnam Dairy Products JSC, Expires 10/31/2018 *	248,077	2,134

		2,689

Chile — 0.2%
SACI Falabella, Expires 11/07/2018 *	298,427	3,025

Colombia — 0.1%
Baco Davivienda, Expires 12/05/2018	22,810	237
CEMEX Latam Holdings SA, Expires 10/31/2018 *	199,176	657
Empresa de Telecomunicaciones de Bogota, Expires 12/05/2018 *	1,784,970	275

		1,169

Egypt — 0.3%
Emaar Misr for Development SAE, Expires 05/02/2018 *	6,982,090	1,652
Palm Hills Developments SAE, Expires 05/02/2018 *	9,418,487	2,184

		3,836

India — 1.3%
Adani Tran, Expires 06/24/2020	346,315	1,070

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Equity Fund (Continued)

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)
Jamna Auto, Expires 06/17/2021	1,898,483	$2,303
KEC International Ltd, Expires 05/21/2018 *	544,992	3,460
PVR, Expires 06/19/2020	84,443	1,696
VIP Industrials, Expires 12/17/2019	618,163	3,183
Voltas, Expires 05/28/2020	364,270	3,377

		15,089

Ireland — 0.0%
Commercial Bank of Ceylon PLC, Expires 08/16/2019 *	713,330	637

Kuwait — 0.5%
Mabanee Co SAK, Expires 08/05/2019 *	499,383	1,216
National Bank of Kuwait SAKP, Expires 11/20/2018 *	1,715,342	4,377

		5,593

Luxembourg — 0.6%
Emaar Misr for Development SAE, Expires 05/02/2018 *	2,874,363	680
Hoa Phat Group JSC, Expires 11/20/2020 *	383,291	1,100
Military Commercial Joint Stock Bank, Expires 03/01/2019 *	2,211,471	3,306
National Commercial Bank, Expires 10/21/2020 *	159,218	2,467

		7,553

Pakistan — 0.3%
United Bank, Expires 03/29/2019	2,022,043	3,411

Saudi Arabia — 0.2%
HSBC Bank Savola Group, Expires 01/24/2020	248,180	2,418

Sri Lanka — 0.3%
Hatton National Bank PLC, Expires 08/16/2018 *	891,142	1,389
John Keells Holdings PLC, Expires 07/05/2019 *	1,603,335	1,652

		3,041

United Kingdom — 0.3%
HSBC, Expires 07/20/2020	132,819	2,314
HSBC Bank PLC, Expires 01/19/2021	39,300	759

		3,073

United States — 0.8%
CitiGroup Global, Expires 04/16/2018	60,771	155
CitiGroup Global, Expires 04/30/2018	1,773,051	4,547
FPT Corp, Expires 09/10/2018 *	1,777,992	4,621

		9,323

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)

Vietnam — 0.5%
Hoa Phat Group JSC, Expires 07/24/2018 *	1,016,455	$2,916
Military Commercial Joint Stock Bank, Expires 04/20/2017	1,303,096	1,948
Mobile World Investment, Expires 08/15/2017	190,090	1,024

		5,888

Total Participation Notes (Cost $52,607) ($ Thousands)		66,745

	Shares

PREFERRED STOCK — 2.2%

Brazil — 1.4%
Banco Bradesco SA *	92,108	1,108
Braskem SA	116,000	1,655
Itau Unibanco Holding SA	21,800	342
Itausa - Investimentos Itau SA	2,166,490	8,856
Metalurgica Gerdau SA	845,800	2,054
Telefonica Brasil SA	121,600	1,908
		15,923

Colombia — 0.4%
Banco Davivienda SA	403,031	4,181
Bancolombia SA	23,925	253
Grupo Aval Acciones y Valores SA	838,647	363
		4,797

South Korea — 0.4%
LG Chem Ltd	2,786	551
Samsung Electronics Co Ltd	2,365	4,351
		4,902
Total Preferred Stock (Cost $18,499) ($ Thousands)		25,622

EXCHANGE TRADED FUND — 0.4%

United States — 0.4%
iShares MSCI Emerging Markets ETF	106,709	5,124

Total Exchange Traded Fund (Cost $5,402) ($ Thousands)		5,124

	Number of Rights

RIGHTS — 0.0%

Brazil — 0.0%
Itausa - Investimentos Itau SA, Expires 04/03/2018 *	50,916	86

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Equity Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)

Taiwan — 0.0%
Fubon Financial Holdings, Expires 03/09/2018	62,167	$–
Total Rights (Cost $—) ($ Thousands)		86

	Shares

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	6,311,208	6,311

Total Cash Equivalent (Cost $6,311) ($ Thousands)		6,311

Total Investments in Securities— 99.0% (Cost $910,507) ($ Thousands)		$1,175,688

Percentages are based on Net Assets of $1,187,825 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $28,431 ($ Thousands), representing 2.39% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,070,620	$1,180	$–	$1,071,800
Participation Notes	40,010	26,735	–	66,745
Preferred Stock	25,622	–	–	25,622
Exchange-Traded Fund	5,124	–	–	5,124
Rights	86	–	–	86
Cash Equivalent	6,311	–	–	6,311

Total Investments in Securities	$1,147,773	$27,915	$–	$1,175,688

For the period ended February 28, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended February 28, 2018 ($ Thousands).

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 8,465	$ 120,712	$ (122,866)	$ 6,311	$ 52

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 32.1%
Automotive — 2.3%

American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	$720	$720
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl A
1.840%, 07/13/2020 (A)	361	361
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl A
1.820%, 03/10/2020 (A)	692	691
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl B
1.920%, 11/08/2019	144	144
AmeriCredit Automobile Receivables Trust, Ser 2015-3, Cl C
2.730%, 03/08/2021	625	626
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A2A
1.420%, 10/08/2019	49	49
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	140	139
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	156	156
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl A2A
1.650%, 09/18/2020	222	221
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	225	224
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (A)	250	250
BMW Vehicle Lease Trust, Ser 2017-2, Cl A2A
1.800%, 02/20/2020	265	264
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	385	384
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	4	4
CarMax Auto Owner Trust, Ser 2014-2, Cl D
2.580%, 11/16/2020	1,075	1,076
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	597	594
CarMax Auto Owner Trust, Ser 2016-3, Cl C
2.200%, 06/15/2022	630	618
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	525	520
Chesapeake Funding II, Ser 2017-3A, Cl A2
1.928%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	5,000	5,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	$4,025	$3,982
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A3
1.640%, 07/15/2021 (A)	915	909
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	227	226
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	106	106
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	222	221
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	194	193
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (A)	660	651
Credit Acceptance Auto Loan Trust, Ser 2017- 3A, Cl A
2.650%, 06/15/2026 (A)	290	286
Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.230%, 04/15/2020	815	815
Enterprise Fleet Financing LLC, Ser 2017-3, Cl A2
2.130%, 05/22/2023 (A)	400	396
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	404	402
Enterprise Fleet Financing, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	3,290	3,269
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/2021 (A)	220	219
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/2021 (A)	384	382
First Investors Auto Owner Trust, Ser 2016- 2A, Cl A2
1.870%, 11/15/2021 (A)	1,000	992
First Investors Auto Owner Trust, Ser 2017- 1A, Cl A1
1.690%, 04/15/2021 (A)	111	111
First Investors Auto Owner Trust, Ser 2017- 2A, Cl A1
1.860%, 10/15/2021 (A)	161	161
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	308	307
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	657	652
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	436	436

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2014-C, Cl C
2.160%, 08/15/2020	$625	$623
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	83	83
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	625	624
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	790	787
GM Financial Automobile Leasing Trust, Ser 2017-3, Cl A3
2.010%, 11/20/2020	200	198
GM Financial Consumer Automobile, Ser 2017-1A, Cl A2A
1.510%, 03/16/2020 (A)	387	386
Honda Auto Receivables Owner Trust, Ser 2018-1, Cl A2
2.360%, 06/15/2020	800	800
Huntington Auto Trust, Ser 2015-1, Cl A3
1.240%, 09/16/2019	150	150
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	88	88
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	252	251
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	470	469
Mercedes-Benz Auto Lease Trust, Ser 2018-A, Cl A2
2.200%, 04/15/2020	265	265
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	1,200	1,189
Santander Drive Auto Receivables Trust, Ser 2014-2, Cl C
2.330%, 11/15/2019	1,542	1,543
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl D
2.650%, 08/17/2020	2,650	2,654
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl C
2.600%, 11/16/2020	412	413
Santander Drive Auto Receivables Trust, Ser 2015-1, Cl C
2.570%, 04/15/2021	2,693	2,696
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl C
2.970%, 03/15/2021	1,000	1,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/2020	$843	$844
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	600	598
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl A2
1.490%, 02/18/2020	43	43
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl A2
1.600%, 03/16/2020	299	298
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.100%, 11/16/2020	230	229
Securitized Term Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (A)	140	139
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	255	254
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	109	108
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	316	316
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (A)	345	344
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	130	130
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	545	545
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	240	240
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A2B
1.838%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (A)	640	640
Wheels SPV 2 LLC, Ser 2015-1A, Cl A2
1.270%, 04/22/2024 (A)	330	329
Wheels SPV 2 LLC, Ser 2016-1A, Cl A2
1.590%, 05/20/2025 (A)	1,473	1,467
World Omni Auto Receivables Trust, Ser 2016-B, Cl A2
1.100%, 01/15/2020	127	127
		47,632

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards — 0.8%
American Express Credit Account Master Trust, Ser 2017-5, Cl A
1.968%, VAR LIBOR USD 1 Month+0.380%, 02/18/2025	$1,500	$1,508
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
2.238%, VAR LIBOR USD 1 Month+0.650%, 08/16/2021 (A)	2,350	2,355
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
2.038%, VAR LIBOR USD 1 Month+0.450%, 07/15/2022	5,000	5,017
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	634
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A2
2.438%, VAR LIBOR USD 1 Month+0.850%, 06/15/2022	2,000	2,017
CARDS II Trust, Ser 2017-1A, Cl A
1.958%, VAR LIBOR USD 1 Month+0.370%, 04/18/2022 (A)	400	401
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	850	836
Discover Card Execution Note Trust, Ser 2017-A1, Cl A1
2.078%, VAR LIBOR USD 1 Month+0.490%, 07/15/2024	3,100	3,126
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.051%, VAR LIBOR USD 1 Month+0.490%, 07/22/2024 (A)	295	295

		16,189

Mortgage Related Securities — 3.2%
ABFC Trust, Ser 2002-NC1, Cl M1
2.641%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	4,003	4,001
ABFC Trust, Ser 2005-OPT1, Cl M1
2.311%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	2,515	2,518
ABFC Trust, Ser 2005-WF1, Cl M1
2.161%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	3,532	3,530
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
2.281%, VAR ICE LIBOR USD 1 Month+0.660%, 07/25/2035	1,956	1,960
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
1.891%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	1,230	997

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
2.871%, VAR ICE LIBOR USD 1 Month+1.250%, 11/25/2050	$3,719	$3,691
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
2.521%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	2,945	2,974
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-3, Cl M1
2.091%, VAR ICE LIBOR USD 1 Month+0.470%, 08/25/2035	1,156	1,156
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W7, Cl M3
2.701%, VAR ICE LIBOR USD 1 Month+1.080%, 05/25/2034	1,571	1,599
Asset Backed Securities Home Equity Loan Trust, Ser 2004-HE1, Cl M1
2.638%, VAR ICE LIBOR USD 1 Month+1.050%, 01/15/2034	3,204	3,193
Bear Stearns Second Lien Trust, Ser 2007- SV1A, Cl A2
2.261%, VAR ICE LIBOR USD 1 Month+0.640%, 12/25/2036 (A)	125	124
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
1.721%, VAR ICE LIBOR USD 1 Month+0.100%, 05/25/2037	12	12
GMACM Home Equity Loan Trust, Ser 2007- HE1, Cl A4
5.952%, 08/25/2037	908	941
GMACM Home Equity Loan Trust, Ser 2007- HE1, Cl A5
5.705%, 08/25/2037	1,305	1,337
GSAA Home Equity Trust, Ser 2005-11, Cl 2A2
1.941%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,760	1,721
Home Equity Asset Trust, Ser 2004-1, Cl M1
2.566%, VAR ICE LIBOR USD 1 Month+0.945%, 06/25/2034	4,879	4,862
Home Equity Asset Trust, Ser 2005-5, Cl M2
2.386%, VAR ICE LIBOR USD 1 Month+0.765%, 11/25/2035	2,489	2,496
Home Equity Asset Trust, Ser 2005-7, Cl M1
2.071%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	4,340	4,355
Home Equity Asset Trust, Ser 2005-8, Cl M1
2.051%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2036	2,908	2,917

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Home Equity Asset Trust, Ser 2006-3, Cl M1
2.011%, VAR ICE LIBOR USD 1 Month+0.390%, 07/25/2036	$4,060	$4,002
Master Asset Backed Securities Trust, Ser 2005-WF1, Cl M2
2.266%, VAR ICE LIBOR USD 1 Month+0.645%, 06/25/2035	2,797	2,800
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M4
1.991%, VAR ICE LIBOR USD 1 Month+0.370%, 08/25/2036	2,460	2,430
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
2.131%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	5,000	4,969
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	1,057	1,073
New Residential Mortgage Trust, Ser 2018- 1A, Cl A1A
4.000%, 12/25/2057 (A)(B)	1,475	1,501
Option One Mortgage Accep Asset Back Certificates, Ser2003-4, Cl A1
2.261%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2033	1,569	1,553
Terwin Mortgage Trust, Ser 2005-7SL, Cl M1
2.311%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035 (A)	175	176
Terwin Mortgage Trust, Ser 2006-1, Cl 1A3
2.001%, VAR ICE LIBOR USD 1 Month+0.380%, 01/25/2037 (A)	1,695	1,703
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-3, Cl M4
2.506%, VAR ICE LIBOR USD 1 Month+0.885%, 11/25/2035	1,530	1,540

		66,131

Non-Agency Mortgage-Backed Obligations — 3.3%
280 Park Avenue Mortgage Trust, Ser 2017- 280P, Cl D
3.124%, VAR LIBOR USD 1 Month+1.537%, 09/15/2034 (A)	3,000	2,976
Alternative Loan Trust, Ser 2007-8CB, Cl A5
2.121%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	4,169	2,945
Bayview Commercial Asset Trust, Ser 2005- 3A, Cl M5
2.261%, VAR LIBOR USD 1 Month+0.640%, 11/25/2035 (A)	1,143	1,080

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2007-1, Cl A2
1.891%, VAR LIBOR USD 1 Month+0.270%, 03/25/2037 (A)	$744	$692
BBCMS Mortgage Trust, Ser 2017-GLKS, Cl E
4.438%, VAR LIBOR USD 1 Month+2.850%, 11/15/2034 (A)	4,044	4,068
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl B
5.333%, 12/11/2038 (A)	2,948	2,987
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.744%, 06/11/2050 (A)(B)	1,900	1,927
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFX
4.241%, 07/05/2033 (A)	2,000	2,009
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
2.558%, VAR LIBOR USD 1 Month+0.970%, 07/15/2032 (A)	2,400	2,406
COLT Mortgage Loan Trust, Ser 2017-2, Cl A1A
2.415%, 10/25/2047 (A)(B)	2,490	2,494
Credit Suisse First Boston Mortgage Securities, Ser C2, Cl G
6.283%, 05/15/2036 (A)(B)	1,619	1,648
GE Capital Commercial Mortgage, Ser 2005- C4, Cl AJ
5.734%, 11/10/2045 (B)	2,141	2,190
Great Wolf Trust, Ser WOLF, Cl C
3.058%, VAR LIBOR USD 1 Month+1.320%, 09/15/2034 (A)	5,000	5,014
Hyatt Hotel Portfolio Trust, Ser 2017-HYT2, Cl B
2.544%, VAR LIBOR USD 1 Month+0.957%, 08/09/2032 (A)	3,000	2,997
Hyatt Hotel Portfolio Trust, Ser 2017-HYT2, Cl D
3.442%, VAR LIBOR USD 1 Month+1.854%, 08/09/2032 (A)	3,381	3,390
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
1.861%, VAR ICE LIBOR USD 1 Month+0.240%, 06/25/2037	829	813
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl E
4.981%, 07/15/2042 (B)	489	496
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl H
5.350%, 09/15/2040 (A)(B)	1,500	1,517
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
2.081%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	1,634	1,582

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
3.704%, 01/25/2037 (B)	$5,362	$5,474
Morgan Stanley Capital I Trust, Ser 2017- CLS, Cl D
2.988%, VAR LIBOR USD 1 Month+1.400%, 11/15/2034 (A)	3,400	3,410
Stonemont Portfolio Trust, Ser 2017-MONT, Cl B
2.694%, VAR LIBOR USD 1 Month+1.100%, 08/20/2030 (A)	1,450	1,454
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	153	152
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	113	112
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	319	314
Verus Securitization Trust, Ser 2017-SG1A, Cl A1
2.690%, 11/25/2047 (A)	3,569	3,560
WaMu Commercial Mortgage Securities Trust, Ser 2006-SL1, Cl B
2.388%, 11/23/2043 (A)(B)	3,097	2,925
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl B
2.593%, 12/27/2049 (A)(B)	5,508	5,266
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
3.177%, 12/27/2049 (A)(B)	1,500	1,501

		67,399

Other Asset-Backed Securities — 22.5%

ABFC Trust, Ser 2004-OPT5, Cl M1
2.746%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2034	106	97
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.721%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A)	2,200	2,199
AccessLex Institute, Ser 2005-1, Cl A4
1.868%, VAR ICE LIBOR USD 3 Month+0.210%, 06/22/2037	1,500	1,442
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.301%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	68	68
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
1.881%, VAR ICE LIBOR USD 1 Month+0.260%, 09/25/2036	7,598	7,381

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
2.341%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	$187	$187
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
2.071%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2035	2,914	2,911
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	603	594
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2004-R2, Cl A1A
2.311%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	1,688	1,693
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
2.071%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	3,310	3,302
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
2.121%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	2,125	2,133
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	42	42
AMMC CLO 16, Ser 2017-16A, Cl CR
4.072%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (A)	2,500	2,507
AMMC CLO 19, Ser 2016-19A, Cl C
4.522%, VAR ICE LIBOR USD 3 Month+2.800%, 10/15/2028 (A)	1,500	1,513
Apidos CLO XII, Ser 2018-12A, Cl AR
1.954%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	725	727
Apidos CLO XVII, Ser 2016-17A, Cl A1R
3.041%, VAR ICE LIBOR USD 3 Month+1.310%, 04/17/2026 (A)	1,000	1,000
Ares CLO XXIX, Ser 2017-1A, Cl A1R
2.912%, VAR ICE LIBOR USD 3 Month+1.190%, 04/17/2026 (A)	3,425	3,426
Argent Securities, Ser 2006-W2, Cl A2B
1.811%, VAR ICE LIBOR USD 1 Month+0.190%, 03/25/2036	1,226	728
ARL First LLC, Ser 2012-1A, Cl A1
3.338%, VAR ICE LIBOR USD 1 Month+1.750%, 12/15/2042 (A)	1,096	1,099

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Atrium X, Ser 2013-10A, Cl B2
2.930%, 07/16/2025 (A)	$2,500	$2,428
Atrium X, Ser 2017-10A, Cl CR
3.672%, VAR ICE LIBOR USD 3 Month+1.950%, 07/16/2025 (A)	2,500	2,497
Atrium XI, Ser 2017-11A, Cl BR
3.245%, VAR ICE LIBOR USD 3 Month+1.500%, 10/23/2025 (A)	1,500	1,501
Avery Point IV CLO, Ser 2017-1A, Cl AR
2.845%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (A)	630	630
Battalion CLO X, Ser 2016-10A, Cl C
5.991%, VAR ICE LIBOR USD 3 Month+4.250%, 01/24/2029 (A)	2,000	2,028
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/2032 (A)	164	163
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A)	879	877
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	1,082	1,104
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
2.031%, VAR ICE LIBOR USD 1 Month+0.410%, 12/25/2035	975	976
Black Diamond CLO, Ser 2017-1A, Cl A1A
2.655%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (A)	2,000	2,011
BlueMountain CLO, Ser 2016-4A, Cl A1R
2.829%, VAR ICE LIBOR USD 3 Month+1.350%, 11/30/2026 (A)	4,137	4,135
BlueMountain CLO, Ser 2017-1A, Cl A1R
3.027%, VAR ICE LIBOR USD 3 Month+1.260%, 04/30/2026 (A)	7,000	7,008
BlueMountain CLO, Ser 2017-2A, Cl A1R
2.925%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/2030 (A)	2,425	2,443
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
1.861%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A)	625	623
Brazos, Student Finance, Ser 2010-1, Cl A1
2.575%, VAR ICE LIBOR USD 3 Month+0.900%, 06/25/2035	1,628	1,634
CAL Funding III, Ser 2017-1A, Cl A
3.620%, 06/25/2042 (A)	2,289	2,271
Carlyle Global Market Strategies CLO, Ser 2016-1A, Cl AR
3.031%, VAR ICE LIBOR USD 3 Month+1.300%, 04/17/2025 (A)	10,550	10,555

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cedar Funding VI CLO, Ser 2016-6A, Cl A1
2.833%, VAR ICE LIBOR USD 3 Month+1.470%, 10/20/2028 (A)	$3,500	$3,522
Cent CLO, Ser 2013-17A, Cl A1
3.067%, VAR ICE LIBOR USD 3 Month+1.300%, 01/30/2025 (A)	2,261	2,262
Cent CLO, Ser 2017-20A, Cl AR
2.845%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	1,245	1,245
CIFC Funding 2013-IV, Ser 2017-4A, Cl B1R
3.456%, VAR ICE LIBOR USD 3 Month+1.500%, 11/27/2024 (A)	1,500	1,502
CIFC Funding 2014-III, Ser 2017-3A, Cl C1R
3.645%, VAR ICE LIBOR USD 3 Month+1.900%, 07/22/2026 (A)	5,000	4,993
CIFC Funding, Ser 2017-1A, Cl A1R
2.972%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	500	505
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M4
2.201%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2035	3,670	3,692
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	556	555
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	38	38
CNH Equipment Trust, Ser 2016-C, Cl A2
1.260%, 02/18/2020	251	251
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	695	691
Conn’s Receivables Funding LLC, Ser 2017-B, Cl A
2.730%, 07/15/2020 (A)	167	166
Conseco Finance, Ser 1995-6, Cl B1
7.700%, 09/15/2026	445	458
Conseco Finance, Ser 1997-3, Cl A5
7.140%, 03/15/2028	4	4
Conseco Finance, Ser 1997-3, Cl A6
7.320%, 03/15/2028	1	1
Conseco Finance, Ser 1997-8, Cl A
6.780%, 10/15/2027	647	659
Countrywide Asset-Backed Certificates, Ser 2006-S8, Cl A3
5.555%, 04/25/2036 (B)	644	643
Crestline Denali CLO XIV, Ser 2016-1A, Cl A
3.315%, VAR ICE LIBOR USD 3 Month+1.570%, 10/23/2028 (A)	2,000	2,007
Crown Point CLO II, Ser 2017-2A, Cl B1LR
4.522%, VAR ICE LIBOR USD 3 Month+2.800%, 12/31/2023 (A)	1,000	999

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CWABS Asset-Backed Certificates Trust, Ser 2004-10, Cl MV3
2.746%, VAR ICE LIBOR USD 1 Month+1.125%, 12/25/2034	$3,913	$3,976
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 2A
2.121%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	3,015	2,970
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
2.081%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2034	11	11
CWABS Asset-Backed Certificates Trust, Ser 2005-3, Cl MV5
2.626%, VAR ICE LIBOR USD 1 Month+1.005%, 08/25/2035	2,960	2,989
CWABS Asset-Backed Certificates Trust, Ser 2006-11, Cl 3AV2
1.781%, VAR ICE LIBOR USD 1 Month+0.160%, 09/25/2046	2,988	2,938
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A
1.728%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	2,589	2,446
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	350	348
Domino’s Pizza Master Issuer LLC, Ser 2015- 1A, Cl A2I
3.484%, 10/25/2045 (A)	933	932
Domino’s Pizza Master Issuer LLC, Ser 2017- 1A, Cl A2I
2.995%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (A)	3,980	3,980
Dorchester Park CLO, Ser 2015-1A, Cl A
3.145%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/2027 (A)	4,000	4,001
Dryden 31 Senior Loan Fund, Ser 2017-31A, Cl AR
2.814%, VAR ICE LIBOR USD 3 Month+1.080%, 04/18/2026 (A)	1,595	1,596
Dryden 37 Senior Loan Fund, Ser 2017-37A, Cl AR
2.820%, VAR ICE LIBOR USD 3 Month+1.100%, 01/15/2031 (A)	4,360	4,386
Dryden 41 Senior Loan Fund, Ser 2015-41A, Cl A
3.220%, VAR ICE LIBOR USD 3 Month+1.500%, 01/15/2028 (A)	3,000	2,999
Dryden 41 Senior Loan Fund, Ser 2018-41A, Cl AR
2.274%, VAR ICE LIBOR USD 3 Month+0.970%, 04/15/2031 (A)	3,000	3,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dryden XXVIII Senior Loan Fund, Ser 2017- 28A, Cl A1LR
3.039%, VAR ICE LIBOR USD 3 Month+1.200%, 08/15/2030 (A)	$5,672	$5,721
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A
2.690%, 03/25/2030 (A)	1,861	1,829
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
2.356%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	251	252
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
2.386%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	2,600	2,611
Encore Credit Receivables Trust, Ser 2005-4, Cl M2
2.061%, VAR ICE LIBOR USD 1 Month+0.440%, 01/25/2036	3,444	3,428
FFMLT Trust, Ser 2005-FF8, Cl M1
2.356%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	2,121	2,129
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (A)(B)	357	356
First Franklin Mortgage Loan Trust, Ser 2004-FF11, Cl M2
2.446%, VAR ICE LIBOR USD 1 Month+0.825%, 01/25/2035	2,842	2,855
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
2.521%, VAR ICE LIBOR USD 1 Month+0.900%, 04/25/2035	3,754	3,768
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M5
2.596%, VAR ICE LIBOR USD 1 Month+0.975%, 04/25/2035	2,535	2,515
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
1.861%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	204	108
First Franklin Mortgage Loan Trust, Ser 2006-FFB, Cl A2
1.881%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2026	58	33
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl B
1.750%, 07/15/2021	365	360
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	600	594

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl B
2.160%, 11/15/2021	$325	$322
GCO Education Loan Funding Trust, Ser 2006-1, Cl A9L
2.104%, VAR ICE LIBOR USD 3 Month+0.160%, 05/25/2026	4,000	3,981
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A2
6.054%, 12/25/2037 (B)	1,215	1,187
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A3
6.193%, 12/25/2037 (B)	453	442
Goal Capital Funding Trust, Ser 2005-2, Cl A4
2.144%, VAR ICE LIBOR USD 3 Month+0.200%, 08/25/2044	2,000	1,955
Grayson CLO, Ser 2006-1A, Cl B
2.473%, VAR ICE LIBOR USD 3 Month+0.700%, 11/01/2021 (A)	2,862	2,848
Grayson CLO, Ser 2006-1A, Cl C
3.323%, VAR ICE LIBOR USD 3 Month+1.550%, 11/01/2021 (A)(C)	6,000	5,936
Greenpoint Manufactured Housing, Ser 1999- 5, Cl M1A
8.300%, 10/15/2026 (B)	1,150	1,235
Greenpoint Manufactured Housing, Ser 2000-4, Cl A3
3.596%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	3,050	2,906
Greenwood Park CLO Ltd.
3.035%, 04/15/2031	1,367	1,369
GSAMP Trust, Ser 2005-HE6, Cl M1
2.061%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	179	179
GSAMP Trust, Ser 2005-SEA2, Cl M1
2.141%, VAR ICE LIBOR USD 1 Month+0.520%, 01/25/2045 (A)	1,980	1,968
Higher Education Funding I, Ser 2005-1, Cl A5
2.104%, VAR ICE LIBOR USD 3 Month+0.160%, 02/25/2032	5,088	5,074
Hildene CLO IV, Ser 2015-4A, Cl A2
3.995%, VAR ICE LIBOR USD 3 Month+2.250%, 07/23/2027 (A)	2,500	2,500
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (A)	1,494	1,468
Home Equity Mortgage Loan Asset-Backed Trust, Ser 2005-C, Cl AII3
1.991%, VAR ICE LIBOR USD 1 Month+0.370%, 10/25/2035	867	867

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Home Partners of America Trust, Ser 2017-1, Cl A
2.407%, VAR LIBOR USD 1 Month+0.817%, 07/17/2034 (A)	$5,681	$5,688
Home Partners of America Trust, Ser 2017-1, Cl B
2.940%, VAR LIBOR USD 1 Month+1.350%, 07/17/2034 (A)	2,250	2,278
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
1.911%, VAR ICE LIBOR USD 1 Month+0.290%, 11/25/2035	289	287
ING Investment Management CLO, Ser 2007- 4A, Cl C
3.945%, VAR ICE LIBOR USD 3 Month+2.200%, 06/14/2022 (A)	2,464	2,464
Invitation Homes Trust, Ser 2017-SFR2, Cl B
2.740%, VAR LIBOR USD 1 Month+1.150%, 12/17/2036 (A)	1,000	1,009
Invitation Homes Trust, Ser 2018-SFR1, Cl C
2.818%, VAR LIBOR USD 1 Month+1.250%, 03/17/2037 (A)	2,000	1,968
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (A)	2,349	2,386
Kubota Credit Owner Trust, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (A)	51	51
KVK CLO, Ser 2014-2A, Cl CR
4.272%, VAR ICE LIBOR USD 3 Month+2.550%, 07/15/2026 (A)	1,250	1,249
KVK CLO, Ser 2014-2A, Cl D
5.472%, VAR ICE LIBOR USD 3 Month+3.750%, 07/15/2026 (A)	1,000	999
LCM XXV, Ser 2017-25A, Cl A
2.955%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (A)	3,828	3,862
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	385	389
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	53	53
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (B)	114	116
Limerock CLO II, Ser 2017-2A, Cl AR
3.034%, VAR ICE LIBOR USD 3 Month+1.300%, 04/18/2026 (A)	999	999

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Long Beach Mortgage Loan Trust, Ser 2004- 1, Cl M1
2.371%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	$1,586	$1,588
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.005%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	300	300
Madison Park Funding XVIII, Ser 2017-18A, Cl A1R
2.935%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/2030 (A)	13,000	13,113
Madison Park Funding XXX, Ser 2018-30A, Cl A
2.480%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (A)	1,000	1,000
Magnetite VIII, Ser 2016-8A, Cl AR
3.022%, VAR ICE LIBOR USD 3 Month+1.300%, 04/15/2026 (A)	850	850
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (A)	779	779
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	329	329
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	429	429
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
1.781%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	656	461
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
1.721%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,726	1,739
Michigan Finance Authority, Ser 2015-1, Cl A1
2.398%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	3,518	3,528
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	950	1,026
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	730	722
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	205	205
MMAF Equipment Finance LLC, Ser 2017-B, Cl A2
1.930%, 10/15/2020 (A)	805	799
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-WMC2, Cl M2
2.266%, VAR ICE LIBOR USD 1 Month+0.645%, 02/25/2035	507	508

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2006-HE8, Cl A2B
1.721%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	$2,546	$1,544
Morgan Stanley Capital I Trust, Ser 2004- HE7, Cl M1
2.521%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	2,949	2,959
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
3.046%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	20	20
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
2.481%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (A)	3,234	3,203
Morgan Stanley Dean Witter Capital I Trust, Ser 2003-NC4, Cl M2
4.621%, VAR ICE LIBOR USD 1 Month+3.000%, 04/25/2033	15	15
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/20/2031 (A)	2,317	2,273
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (A)	3,399	3,354
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	198	198
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	309	308
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
1.901%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/2036	3,684	3,668
Navient Student Loan Trust, Ser 2014-1, Cl A2
1.931%, VAR ICE LIBOR USD 1 Month+0.310%, 03/27/2023	243	243
Navient Student Loan Trust, Ser 2016-6A, Cl A1
2.101%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (A)	174	174
Nelnet Student Loan Trust, Ser 2006-1, Cl A6
2.370%, VAR ICE LIBOR USD 3 Month+0.450%, 08/23/2036 (A)	1,357	1,341
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
1.871%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	2,406	2,404
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	750	742

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
2.011%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	$5,593	$5,413
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
2.607%, VAR ICE LIBOR USD 3 Month+1.120%, 06/02/2025 (A)	6,498	6,495
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	4,269	4,248
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	3,265	3,253
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	31	31
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	465	461
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
2.875%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (A)	725	725
OCP CLO, Ser 2016-2A, Cl A1R
3.304%, VAR ICE LIBOR USD 3 Month+1.400%, 11/22/2025 (A)	690	694
OCP CLO, Ser 2017-8A, Cl A1R
2.581%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	1,100	1,100
Octagon Investment Partners XVI, Ser 2013- 1A, Cl A
2.851%, VAR ICE LIBOR USD 3 Month+1.120%, 07/17/2025 (A)	2,242	2,243
Octagon Investment Partners XX, Ser 2017- 1A, Cl AR
2.941%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	10,955	10,962
Octagon Investment Partners XXIII, Ser 2015- 1A, Cl A1
3.142%, VAR ICE LIBOR USD 3 Month+1.420%, 07/15/2027 (A)	4,433	4,435
Octagon Investment Partners XXIII, Ser 2015- 1A, Cl A2
3.142%, VAR ICE LIBOR USD 3 Month+1.420%, 07/15/2027 (A)	1,360	1,361
Octagon Loan Funding, Ser 2017-1A, Cl A1R
3.025%, VAR ICE LIBOR USD 3 Month+1.140%, 11/18/2026 (A)	985	986
OFSI Fund V, Ser 2013-5A, Cl A1LA
2.661%, VAR ICE LIBOR USD 3 Month+0.930%, 04/17/2025 (A)	1,579	1,579

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OFSI Fund VI, Ser 2014-6A, Cl A1
2.752%, VAR ICE LIBOR USD 3 Month+1.030%, 03/20/2025 (A)	$7,000	$7,001
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.865%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2025 (A)	2,399	2,400
OneMain Financial Issuance Trust, Ser 2016- 1A, Cl B
4.570%, 02/20/2029 (A)	240	245
Option One Mortgage Loan Trust, Ser 2005- 1, Cl A1A
2.121%, VAR ICE LIBOR USD 1 Month+0.500%, 02/25/2035	15	15
Option One Mortgage Loan Trust, Ser 2005- 5, Cl A3
1.831%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/2035	123	123
Option One Mortgage Loan Trust, Ser 2006- 3, Cl 2A2
1.721%, VAR ICE LIBOR USD 1 Month+0.100%, 02/25/2037	487	353
OZLM XII, Ser 2015-12A, Cl A1
3.217%, VAR ICE LIBOR USD 3 Month+1.450%, 04/30/2027 (A)	505	506
Park Place Securities Asset-Backed Pass- Through Certificates, Ser2004-WHQ2, Cl M2
2.566%, VAR ICE LIBOR USD 1 Month+0.945%, 02/25/2035	93	93
Park Place Securities Asset-Backed Pass- Through Certificates, Ser2005-WHQ1, Cl M4
2.701%, VAR ICE LIBOR USD 1 Month+1.080%, 03/25/2035	2,300	2,310
Park Place Securities Asset-Backed Pass- Through Certificates, Ser2005-WHQ1, Cl M5
2.746%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2035	4,242	4,227
Park Place Securities Asset-Backed Pass- Through Certificates, Ser2005-WHQ2, Cl M1
2.251%, VAR ICE LIBOR USD 1 Month+0.630%, 05/25/2035	24	24
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M2
2.281%, VAR ICE LIBOR USD 1 Month+0.660%, 08/25/2035	1,466	1,471
Popular ABS Mortgage Pass-Through Trust, Ser 2006-D, Cl A2
1.781%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	783	781

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners, Ser 2017- NPL5, Cl A1
3.327%, 12/30/2032	$240	$240
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	362	360
RAAC Trust, Ser 2005-SP3, Cl M1
2.151%, VAR ICE LIBOR USD 1 Month+0.530%, 12/25/2035	5,103	5,087
RASC Trust, Ser 2005-EMX3, Cl M3
2.081%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2035	2,363	2,367
Riserva CLO, Ser 2016-3A, Cl A
3.194%, VAR ICE LIBOR USD 3 Month+1.460%, 10/18/2028 (A)	2,500	2,522
Rockwall CDO II, Ser 2007-1A, Cl A1LB
2.323%, VAR ICE LIBOR USD 3 Month+0.550%, 08/01/2024 (A)	202	202
SACO I Trust, Ser 2005-9, Cl A1
2.121%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	293	290
SACO I Trust, Ser 2005-GP1, Cl A1
1.921%, VAR ICE LIBOR USD 1 Month+0.180%, 08/25/2030	906	879
SACO I Trust, Ser 2005-WM3, Cl A1
2.141%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	383	381
SACO I Trust, Ser 2006-6, Cl A
1.881%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	817	805
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.801%, 12/25/2033	67	68
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
1.771%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	2,038	2,027
Securitized Asset-Backed Receivables, Ser 2006-NC3, Cl A2B
1.771%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	3,655	1,889
Securitized Asset-Backed Receivables, Ser 2007-BR5, Cl A2A
1.751%, VAR ICE LIBOR USD 1 Month+0.130%, 05/25/2037	897	689
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (A)	424	424
Sierra Timeshare Receivables Funding, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (A)	641	639

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (A)(B)	$652	$650
Sierra Timeshare Receivables Funding, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (A)	369	366
Sierra Timeshare Receivables Funding, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (A)	1,053	1,046
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.915%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	248	248
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.835%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	557	557
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.865%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	410	409
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.445%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	988	1,016
SLM Student Loan Trust, Ser 2008-9, Cl A
3.245%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,021	1,045
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.141%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	359	360
SLM Student Loan Trust, Ser 2013-6, Cl A3
2.271%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2055	2,106	2,128
SoFi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	155	155
SoFi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	453	451
SoFi Consumer Loan Program, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	710	709
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
2.321%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	1,118	1,127
Sofi Professional Loan Program, Ser2017-C, Cl A1
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 07/25/2040 (A)	1,481	1,490
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
2.091%, VAR ICE LIBOR USD 1 Month+0.470%, 03/25/2036	3,458	3,423

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	$1,650	$1,650
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	830	822
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
2.511%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	3,755	3,761
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
2.341%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	2,830	2,807
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
2.621%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,807	3,728
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
2.561%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,699	1,693
Structured Asset Investment Loan Trust, Ser 2005-HE3, Cl M1
2.341%, VAR ICE LIBOR USD 1 Month+0.720%, 09/25/2035	2,660	2,652
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
1.981%, VAR ICE LIBOR USD 1 Month+0.360%, 04/25/2036	1,282	1,271
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
2.341%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	1,246	1,249
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
1.931%, VAR ICE LIBOR USD 1 Month+0.310%, 09/25/2036	1,333	1,329
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
1.751%, VAR ICE LIBOR USD 1 Month+0.130%, 02/25/2037	3,930	3,880
Symphony CLO Ltd.
2.218%, 10/25/2020	4,400	4,327
Telos CLO, Ser 2017-3A, Cl AR
3.031%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (A)	3,000	3,015
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	127	126
Towd Point Mortgage Trust, Ser 2016-5, Cl A1
2.500%, 10/25/2056 (A)(B)	3,082	3,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	$879	$875
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	4,077	4,040
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	4,504	4,483
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	3,544	3,522
TRESTLES CLO, Ser 2017-1A, Cl A1A
2.620%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (A)	5,000	5,035
Triton Container Finance VI LLC, Ser 2017- 1A, Cl A
3.520%, 06/20/2042 (A)	877	866
Tryon Park CLO, Ser 2013-1A, Cl A2
3.272%, VAR ICE LIBOR USD 3 Month+1.550%, 07/15/2025 (A)	3,100	3,099
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A)	482	480
Utah State Board of Regents, Ser 2016-1, Cl A
2.371%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	446	446
Venture VII CDO, Ser 2006-7A, Cl A1B
2.075%, VAR ICE LIBOR USD 3 Month+0.330%, 01/20/2022 (A)(C)	2,000	1,961
Venture VIII CDO, Ser 2007-8A, Cl B
2.165%, VAR ICE LIBOR USD 3 Month+0.420%, 07/22/2021 (A)	5,000	4,962
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	1,000	991
Verizon Owner Trust, Ser 2016-2A, Cl B
2.150%, 05/20/2021 (A)	3,000	2,956
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	260	256
Verizon Owner Trust, Ser 2017-3A, Cl A1B
1.864%, VAR ICE LIBOR USD 1 Month+0.270%, 04/20/2022 (A)	420	421
Vibrant CLO III, Ser 2016-3A, Cl A1R
3.225%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2026 (A)	635	635
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 06/25/2047 (A)	239	238
VOLT LXIII LLC, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A)	435	435
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	1,002	1,000
Volvo Financial Equipment Master Owner Trust, Ser 2017-A, Cl A
2.088%, VAR LIBOR USD 1 Month+0.500%, 11/15/2022 (A)	95	95

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2013-2A, Cl C
5.245%, VAR ICE LIBOR USD 3 Month+3.500%, 04/25/2025 (A)	$1,000	$1,001
Voya CLO, Ser 2016-3A, Cl C
5.584%, VAR ICE LIBOR USD 3 Month+3.850%, 10/18/2027 (A)	1,000	1,008
Voya CLO, Ser 2017-2A, Cl A1R
2.981%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (A)	4,404	4,426
Voya CLO, Ser 2017-3A, Cl A1A
2.975%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/2030 (A)	1,500	1,509
Voya CLO, Ser 2017-4A, Cl A1
2.514%, VAR ICE LIBOR USD 3 Month+1.130%, 10/15/2030 (A)	3,597	3,617
Voya CLO, Ser 2017-4A, Cl A2AR
3.172%, VAR ICE LIBOR USD 3 Month+1.450%, 10/14/2026 (A)	625	626
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (A)	2,675	2,606
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
1.915%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/2040 (A)	4,000	3,897
Westgate Resorts, Ser 2015-1A, Cl A
2.750%, 05/20/2027 (A)	738	736
Westgate Resorts, Ser 2015-2A, Cl B
4.000%, 07/20/2028 (A)	282	282
		460,547
Total Asset-Backed Securities (Cost $651,191) ($ Thousands)		657,898

MORTGAGE-BACKED SECURITIES — 29.8%

Agency Mortgage-Backed Obligations — 3.8%
FHLMC ARM
4.251%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	1,701	1,830
3.237%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	1,435	1,519
FHLMC CMO, Ser 2007-3311, Cl FN
1.888%, VAR LIBOR USD 1 Month+0.300%, 05/15/2037	527	525
FHLMC CMO, Ser 2011-3891, Cl BF
2.138%, VAR LIBOR USD 1 Month+0.550%, 07/15/2041	1,233	1,248
FHLMC Multifamily Structured Pass Through Certificates, SerKF39, Cl A
1.900%, VAR LIBOR USD 1 Month+0.320%, 11/25/2024	2,210	2,209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, SerKF40, Cl A
1.920%, VAR LIBOR USD 1 Month+0.340%, 11/25/2027	$2,079	$2,077
FHLMC Multifamily Structured Pass-Through Certificates, Ser2011-K010, Cl A1
3.320%, 07/25/2020	185	185
FHLMC Multifamily Structured Pass-Through Certificates, Ser2017-KT01, Cl A
1.881%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	255	256
FHLMC Multifamily Structured Pass-Through Certificates, SerK011, Cl X1, IO
0.240%, 11/25/2020 (B)	107,714	664
FHLMC Multifamily Structured Pass-Through Certificates, SerK018, Cl X1, IO
1.368%, 01/25/2022 (B)	14,153	598
FHLMC Multifamily Structured Pass-Through Certificates, SerK028, Cl X1, IO
0.314%, 02/25/2023 (B)	150,555	1,904
FHLMC Multifamily Structured Pass-Through Certificates, SerK703, Cl X1, IO
2.025%, 05/25/2018 (B)	27,131	77
FHLMC Multifamily Structured Pass-Through Certificates, SerK708, Cl X1, IO
1.460%, 01/25/2019 (B)	77,704	740
FHLMC Multifamily Structured Pass-Through Certificates, SerK710, Cl X1, IO
1.731%, 05/25/2019 (B)	28,838	440
FHLMC Multifamily Structured Pass-Through Certificates, SerKF38, Cl A
1.910%, VAR LIBOR USD 1 Month+0.330%, 09/25/2024	4,528	4,528
FHLMC REMIC, Ser 2007-3335, Cl BF
1.738%, VAR LIBOR USD 1 Month+0.150%, 07/15/2019	19	19
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	380	388
FNMA
6.000%, 09/01/2039 to 04/01/2040	700	779
4.500%, 10/01/2024	1,195	1,245
3.000%, 05/01/2022 to 12/01/2030	2,799	2,805
FNMA ARM
3.675%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	331	350
3.635%, VAR ICE LIBOR USD 12 Month+1.872%, 10/01/2033	350	370
3.527%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	522	549
3.520%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	251	265

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.515%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.349%, 04/01/2034	$909	$959
3.456%, VAR ICE LIBOR USD 12 Month+1.669%, 06/01/2035	455	477
3.425%, VAR ICE LIBOR USD 12 Month+1.675%, 04/01/2033	200	211
3.415%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.241%, 10/01/2024	76	80
3.344%, VAR ICE LIBOR USD 12 Month+1.528%, 06/01/2035	344	360
3.336%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	1,319	1,377
3.332%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.238%, 08/01/2034	1,139	1,205
3.318%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.140%, 10/01/2033	600	632
3.306%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.200%, 05/01/2035	522	551
3.288%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.197%, 07/01/2036	1,327	1,401
3.240%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	904	941
3.195%, VAR ICE LIBOR USD 6 Month+1.576%, 07/01/2034	355	367
2.954%, VAR ICE LIBOR USD 6 Month+1.439%, 03/01/2035	1,247	1,286
FNMA CMO, Ser 2010-87, Cl PF
2.021%, VAR LIBOR USD 1 Month+0.400%, 06/25/2040	1,500	1,505
FNMA CMO, Ser 2011-63, Cl FG
2.071%, VAR LIBOR USD 1 Month+0.450%, 07/25/2041	1,135	1,137
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	198	198
FNMA CMO, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	701	700
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	8,454	877
FNMA CMO, Ser 2013-96, Cl FW
2.021%, VAR LIBOR USD 1 Month+0.400%, 09/25/2043	1,197	1,200
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (B)	676	139
FNMA TBA
3.500%, 03/01/2041	1,150	1,169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M13, Cl FA
1.958%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	$699	$702
FREMF Mortgage Trust, Ser 2011-K703, Cl B
4.884%, 07/25/2044 (A)(B)	750	752
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.159%, 09/25/2044 (A)(B)	595	597
FREMF Mortgage Trust, Ser 2012-K705, Cl B
4.159%, 09/25/2044 (A)(B)	550	553
FREMF Mortgage Trust, Ser 2012-K706, Cl C
4.030%, 11/25/2044 (A)(B)	600	602
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.362%, 05/25/2045 (A)(B)	190	191
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.362%, 05/25/2045 (A)(B)	585	587
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.002%, 10/25/2047 (A)(B)	230	227
GNMA ARM
3.055%, VAR ICE LIBOR USD 1 Month+1.691%, 12/20/2060	2,465	2,561
3.030%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	2,255	2,304
2.757%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.136%, 11/20/2060	1,997	2,035
2.398%, VAR ICE LIBOR USD 1 Month+1.060%, 12/20/2060	2,542	2,601
GNMA CMO, Ser 2002-66, Cl FC
1.988%, VAR LIBOR USD 1 Month+0.400%, 07/16/2031	824	829
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	833	820
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
1.929%, VAR LIBOR USD 1 Month+0.350%, 12/07/2020	3,447	3,452
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.030%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	3,675	3,689
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
2.050%, VAR LIBOR USD 1 Month+0.470%, 11/05/2020	4,665	4,688
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
2.181%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	5,446	5,477

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.121%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	$340	$342
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.030%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	2,438	2,443
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
1.980%, VAR LIBOR USD 1 Month+0.400%, 02/06/2020	248	249

		78,043

Non-Agency Mortgage-Backed Obligations — 26.0%
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.327%, 06/25/2035 (B)	252	238
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
3.428%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	818	820
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	339	333
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	103	102
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	327	327
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl E
4.188%, VAR LIBOR USD 1 Month+2.600%, 09/15/2026 (A)	2,350	2,350
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
3.488%, VAR LIBOR USD 1 Month+1.900%, 06/15/2028 (A)	2,500	2,494
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.822%, 09/27/2044 (A)(B)	800	788
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl C
5.755%, 06/10/2049 (B)	2,300	2,344
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	157	157
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.983%, 02/10/2051 (B)	2,700	2,777

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding, Ser 2004-C, Cl 2A2
3.985%, 12/20/2034 (B)	$410	$407
Banc of America Funding, Ser 2005-F, Cl 4A1
3.680%, 09/20/2035 (B)	119	110
Banc of America Funding, Ser 2006-D, Cl 3A1
3.943%, 05/20/2036 (B)	80	73
Banc of America Funding, Ser 2006-I, Cl 1A1
3.427%, 12/20/2036 (B)	4,157	4,200
Banc of America Funding, Ser 2010-R5, Cl 4A3
3.380%, 08/26/2036 (A)(B)	1,870	1,862
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.697%, 02/25/2035 (B)	42	42
Banc of America Mortgage Trust, Ser 2003- K, Cl 2A1
3.699%, 12/25/2033 (B)	1,387	1,380
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
3.863%, 02/25/2034 (B)	1,913	1,911
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
3.738%, 04/25/2034 (B)	839	847
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
3.684%, 05/25/2034 (B)	912	919
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
3.924%, 01/25/2035 (B)	346	351
Bayview Commercial Asset Trust, Ser 2003- 2, Cl A
2.491%, VAR LIBOR USD 1 Month+0.870%, 12/25/2033 (A)	1,339	1,283
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
1.981%, VAR LIBOR USD 1 Month+0.540%, 04/25/2034 (A)	5,902	5,780
Bayview Commercial Asset Trust, Ser 2004- 2, Cl A
2.051%, VAR LIBOR USD 1 Month+0.645%, 08/25/2034 (A)	1,820	1,774
Bayview Commercial Asset Trust, Ser 2004- 3, Cl A1
1.991%, VAR LIBOR USD 1 Month+0.555%, 01/25/2035 (A)	3,023	2,979
Bayview Commercial Asset Trust, Ser 2004- 3, Cl M2
2.621%, VAR LIBOR USD 1 Month+1.500%, 01/25/2035 (A)	292	286

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2005- 1A, Cl A2
1.971%, VAR LIBOR USD 1 Month+0.350%, 04/25/2035 (A)	$2,132	$2,072
Bayview Commercial Asset Trust, Ser 2006- 2A, Cl A2
1.901%, VAR LIBOR USD 1 Month+0.280%, 07/25/2036 (A)	1,915	1,854
Bayview Commercial Asset Trust, Ser 2006- 4A, Cl A1
1.851%, VAR LIBOR USD 1 Month+0.230%, 12/25/2036 (A)	939	899
Bayview Commercial Asset Trust, Ser 2007-1, Cl A1
1.841%, VAR LIBOR USD 1 Month+0.220%, 03/25/2037 (A)	1,983	1,893
Bayview Commercial Asset Trust, Ser 2007- 2A, Cl A1
1.831%, VAR LIBOR USD 1 Month+0.270%, 07/25/2037 (A)	3,792	3,622
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	3,316	3,270
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.438%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	1,000	1,006
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
2.618%, VAR LIBOR USD 1 Month+1.030%, 08/15/2036 (A)	5,000	4,991
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
3.360%, 12/25/2033 (B)	2,107	2,117
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.548%, 08/25/2034 (B)	3,011	3,046
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
3.757%, 01/25/2034 (B)	4,052	4,085
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
3.429%, 04/25/2034 (B)	450	452
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
3.734%, 04/25/2034 (B)	1,994	2,000
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.332%, 05/25/2034 (B)	842	848
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
3.524%, 07/25/2034 (B)	1,961	1,983
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.909%, 07/25/2034 (B)	1,939	1,922
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.861%, 11/25/2034 (B)	1,598	1,609
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl E
5.143%, 09/11/2042 (B)	2,550	2,567

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl C
5.055%, 09/11/2042 (B)	$3,269	$3,240
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (B)	1,170	1,189
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
1.921%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2036	26	64
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
3.525%, VAR LIBOR USD 1 Month+1.950%, 07/05/2033 (A)	2,000	2,006
BX Trust, Ser 2017-APPL, Cl B
2.738%, VAR LIBOR USD 1 Month+1.150%, 07/15/2034 (A)	4,953	4,965
BX Trust, Ser 2017-SLCT, Cl C
2.988%, VAR LIBOR USD 1 Month+1.400%, 07/15/2034 (A)	5,000	5,016
CD Mortgage Trust, Ser 2007-CD5, Cl C
6.175%, 11/15/2044 (B)	639	640
CGDB Commercial Mortgage Trust, Ser 2017- BI0, Cl D
3.288%, VAR LIBOR USD 1 Month+1.700%, 05/15/2030 (A)	1,000	1,002
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
3.188%, VAR LIBOR USD 1 Month+1.600%, 07/15/2032 (A)	2,500	2,502
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
3.471%, 12/25/2035 (B)	981	971
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.686%, 02/25/2037 (B)	714	718
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
3.701%, 02/25/2037 (B)	800	798
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
3.606%, 07/25/2037 (B)	1,155	1,174
CHL Mortgage Pass-Through Trust, Ser 2003- 46, Cl 2A1
3.631%, 01/19/2034 (B)	1,933	1,926
CHL Mortgage Pass-Through Trust, Ser 2004- 11, Cl 2A1
3.114%, 07/25/2034 (B)	1,298	1,300
CHL Mortgage Pass-Through Trust, Ser 2004- 8, Cl 2A1
4.500%, 06/25/2019	56	56

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
2.988%, VAR LIBOR USD 1 Month+1.400%, 11/15/2036 (A)	$2,000	$2,006
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	1,060	1,052
Citicorp Mortgage Securities REMIC Pass- Through Certificates Trust, Ser2005-4, Cl 2A1
5.000%, 07/25/2020	35	36
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl G
5.387%, 10/15/2041 (A)(B)	2,000	2,053
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	501	501
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
2.390%, VAR LIBOR USD 1 Month+0.830%, 12/15/2036 (A)	4,000	4,013
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
3.729%, 05/25/2035 (B)	1,551	1,585
Citigroup Mortgage Loan Trust, Ser 2007- AR5, Cl 1A2A
3.664%, 04/25/2037 (B)	605	548
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
1.811%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (A)	1,126	1,089
CLNS Trust, Ser 2017-IKPR, Cl C
2.681%, VAR LIBOR USD 1 Month+1.100%, 06/11/2032 (A)	4,000	4,006
Cold Storage Trust, Ser 2017-ICE3, Cl D
3.688%, VAR LIBOR USD 1 Month+2.100%, 04/15/2024 (A)	4,897	4,915
COLT Mortgage Loan Trust, Ser 2016-1, Cl A1
3.000%, 05/25/2046 (A)	312	316
COLT Mortgage Loan Trust, Ser 2016-2, Cl A1
2.750%, 09/25/2046 (A)(B)	527	526
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	128	127
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	347	348
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	2,165	2,148
COLT Mortgage Loan Trust, Ser 2017-1, Cl A2
2.819%, 05/27/2047 (A)(B)	1,202	1,186
COLT Mortgage Loan Trust, Ser 2018-1, Cl A2
2.981%, 02/25/2048 (A)(B)	392	392
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	1,366	1,361

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.877%, 08/10/2046 (B)	$46,204	$1,337
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	44	44
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.784%, 02/10/2047 (B)	35,421	900
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	1,218	1,222
COMM Mortgage Trust, Ser 2014-PAT, Cl C
3.229%, VAR LIBOR USD 1 Month+1.650%, 08/13/2027 (A)	2,000	2,000
COMM Mortgage Trust, Ser 2014-TWC, Cl A
2.429%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (A)	5,000	5,003
COMM Mortgage Trust, Ser 2014-TWC, Cl D
3.829%, VAR LIBOR USD 1 Month+2.250%, 02/13/2032 (A)	3,435	3,452
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
3.301%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (A)	2,964	2,967
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.434%, 09/15/2039 (B)	715	724
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl AM
6.385%, 02/15/2041 (A)(B)	627	627
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
3.457%, 09/25/2034 (B)	1,099	1,114
Credit Suisse First Boston Mortgage Securities, Ser 2004-C4, Cl E
5.135%, 10/15/2039 (A)(B)	480	491
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
1.921%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	2,636	2,553
CSFB Mortgage-Backed Pass-Through Certificates, Ser2004-AR5, Cl 6A1
3.547%, 06/25/2034 (B)	4,471	4,557
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
2.588%, VAR LIBOR USD 1 Month+1.000%, 06/15/2034 (A)	1,100	1,101
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.117%, 07/10/2044 (A)(B)	22,964	653
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	131	129

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	$276	$270
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	370	370
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	467	467
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
2.161%, VAR ICE LIBOR USD 1 Month+0.540%, 06/25/2034	1,722	1,704
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser2007-WM1, Cl A1
3.239%, 06/27/2037 (A)(B)	1,907	1,937
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
2.434%, VAR ICE LIBOR USD 1 Month+0.840%, 09/19/2044	638	625
FDIC Guaranteed Notes Trust, Ser 2010-S2, Cl 1A
2.064%, VAR LIBOR USD 1 Month+0.500%, 11/29/2037 (A)	358	357
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
5.021%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	106	107
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.271%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	1,052	1,069
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
5.721%, VAR ICE LIBOR USD 1 Month+4.100%, 08/25/2024	1,339	1,495
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M3
5.371%, VAR ICE LIBOR USD 1 Month+3.750%, 09/25/2024	1,597	1,845
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
6.371%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	3,118	3,474
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
5.771%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	3,148	3,404
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.221%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	1,414	1,442

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.471%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	$1,011	$1,047
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.421%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	725	781
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
3.071%, VAR ICE LIBOR USD 1 Month+1.450%, 07/25/2028	82	82
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M1
2.721%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2028	448	449
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M1
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2029	1,563	1,566
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M1
3.371%, VAR ICE LIBOR USD 1 Month+1.750%, 09/25/2028	242	242
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA2, Cl M1
2.821%, VAR ICE LIBOR USD 1 Month+1.200%, 11/25/2028	176	176
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.821%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	2,160	2,185
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
2.821%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029	3,823	3,869
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M1
2.371%, VAR ICE LIBOR USD 1 Month+0.750%, 03/25/2030	3,654	3,670
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.821%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	6,837	6,901
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M1
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2029	2,379	2,387
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, Cl 3A1
3.332%, 05/25/2035 (B)	219	220

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
2.571%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	$98	$98
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.521%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	4,687	5,368
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M1
3.571%, VAR ICE LIBOR USD 1 Month+1.950%, 08/25/2028	1,973	1,986
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
3.621%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2028	2,139	2,171
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
2.971%, VAR ICE LIBOR USD 1 Month+1.350%, 01/25/2029	2,047	2,058
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
2.921%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	8,013	8,083
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M1
2.921%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	2,422	2,434
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.921%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	3,247	3,277
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.771%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	489	493
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M1
2.571%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2029	3,932	3,959
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M1
2.471%, VAR ICE LIBOR USD 1 Month+0.850%, 11/25/2029	4,686	4,706
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M1
2.171%, VAR ICE LIBOR USD 1 Month+0.550%, 01/25/2030	1,913	1,915
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl CFX
3.382%, 12/15/2034 (A)(B)	3,182	3,180

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl AFL1
3.110%, VAR LIBOR USD 1 Month+1.300%, 12/15/2034 (A)	$1,104	$1,104
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	3,779	3,807
GE Commercial Mortgage Trust, Ser 2007-C1, Cl A1A
5.483%, 12/10/2049 (B)	321	323
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.948%, 12/19/2033 (B)	552	545
GS Mortgage Securities II, Ser CHLL, Cl D
3.238%, VAR LIBOR USD 1 Month+1.650%, 02/15/2037 (A)	837	837
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	10	10
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.115%, 12/10/2043 (A)(B)	35,042	120
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.665%, 03/10/2044 (A)(B)	24,849	418
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.130%, 04/10/2034 (A)(B)	1,000	1,021
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
2.288%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	535	536
GS Mortgage Securities Trust, Ser 2017- 500K, Cl D
2.888%, VAR LIBOR USD 1 Month+1.300%, 07/15/2032 (A)	3,750	3,759
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.775%, 01/25/2035 (B)	202	199
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.646%, 04/25/2035 (B)	644	642
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
3.463%, 09/25/2035 (B)	550	553
HarborView Mortgage Loan Trust, Ser 2004- 6, Cl 4A
3.771%, 08/19/2034 (B)	2,313	2,362
HarborView Mortgage Loan Trust, Ser 2004- 7, Cl 2A1
3.391%, 11/19/2034 (B)	83	84

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust, Ser 2005- 9, Cl 2A1A
1.934%, VAR ICE LIBOR USD 1 Month+0.340%, 06/20/2035	$2,852	$2,792
Hilton Orlando Trust, Ser 2018-ORL, Cl B
2.624%, VAR LIBOR USD 1 Month+1.050%, 12/15/2034 (A)	2,900	2,900
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038 (A)(B)	3,910	3,770
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (A)	3,613	3,499
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
3.730%, VAR LIBOR USD 1 Month+2.150%, 08/05/2034 (A)	2,000	2,007
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
4.130%, VAR LIBOR USD 1 Month+2.550%, 08/05/2034 (A)	3,435	3,428
Impac CMB Trust, Ser 2004-10, Cl 4M1
2.521%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2035	146	121
Impac CMB Trust, Ser 2004-6, Cl 1A2
2.401%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	2,034	1,992
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
1.871%, VAR ICE LIBOR USD 1 Month+0.250%, 04/25/2037	760	754
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
3.947%, 07/25/2037 (B)	2,167	1,981
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A2
2.424%, 07/15/2045	1,671	1,670
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/2037 (B)	947	963
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl E
5.452%, 05/15/2045 (A)(B)	894	902
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl C
6.275%, 02/12/2051 (A)(B)	678	691
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl XA, IO
1.873%, 08/05/2032 (A)(B)	8,943	295
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl XA, IO
0.989%, 02/15/2046 (A)(B)	18,855	423

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (A)	$2,393	$2,399
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (A)	3,000	2,992
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	149	150
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.557%, 06/25/2035 (B)	1,039	1,019
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.557%, 06/25/2035 (B)	1,050	1,029
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.816%, 07/25/2035 (B)	2,932	2,937
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.585%, 11/25/2033 (B)	431	439
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
3.739%, 07/25/2035 (B)	578	594
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.677%, 07/25/2035 (B)	2,432	2,484
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
3.694%, 07/25/2035 (B)	1,438	1,479
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.518%, 06/25/2037 (B)	79	78
JPMorgan Resecuritization Trust, Ser 2009- 12, Cl 6A1
3.446%, 10/26/2035 (A)(B)	366	368
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AM
6.114%, 07/15/2040 (B)	659	658
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.319%, 04/15/2041 (B)	420	425
LSTAR Securities Investment, Ser 2017-3, Cl A1
3.575%, VAR ICE LIBOR USD 1 Month+2.000%, 04/01/2022 (A)	139	139
LSTAR Securities Investment, Ser 2017-7, Cl A
3.325%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	151	151
LSTAR Securities Investment, Ser 2017-8, Cl A
0.032%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	382	381

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.211%, 07/25/2035 (B)	$77	$70
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	2,343	2,448
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.612%, 10/20/2029 (B)	350	351
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
2.288%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/2031	1,803	1,803
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
2.241%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	1,324	1,294
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
2.261%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	693	669
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.305%, 12/25/2034 (B)	1,850	1,860
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
3.480%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 10/25/2035	1,586	1,602
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
3.530%, 02/25/2035 (B)	4,483	4,575
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
3.530%, 02/25/2035 (B)	931	950
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.625%, 07/25/2035 (B)	618	519
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	320	318
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	232	227
Morgan Stanley Capital I Trust, Ser 2007- T25, Cl AJ
5.574%, 11/12/2049 (B)	3,332	3,361
Morgan Stanley Capital I Trust, Ser 2015- XLF1, Cl B
3.338%, VAR LIBOR USD 1 Month+1.750%, 08/13/2016 (A)	2,524	2,533

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2017- PRME, Cl C
3.238%, VAR LIBOR USD 1 Month+1.650%, 02/15/2034 (A)	$1,500	$1,519
Morgan Stanley Capital I Trust, Ser T23, Cl D
6.122%, 08/12/2041 (A)(B)	2,000	2,075
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.908%, 11/25/2034 (B)	1,282	1,293
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
3.576%, 10/25/2034 (B)	2,135	2,134
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
1.891%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2035	330	330
Morgan Stanley Re-REMIC Trust, Ser IO, Cl AXA, IO
1.000%, 03/27/2051 (A)	19	19
MortgageIT Trust, Ser 2005-1, Cl 2A
2.825%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	2,460	2,448
Motel 6 Trust, Ser 2017-MTL6, Cl A
2.508%, VAR LIBOR USD 1 Month+0.920%, 08/15/2034 (A)	2,969	2,977
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
2.448%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	840	808
MSSG Trust, Ser 2017-237P, Cl D
3.865%, 09/13/2039 (A)	2,457	2,313
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.050%, 09/13/2039 (A)(B)	16,790	135
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.343%, 09/13/2039 (A)(B)	27,151	816
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	432	447
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
3.121%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (A)	4,259	4,373
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
5.293%, 10/25/2034	92	94
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
2.721%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	3,034	3,026
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
3.334%, 04/26/2037 (A)(B)	1,191	1,207

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
2.122%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (A)	$3,061	$3,022
Nomura Resecuritization Trust, Ser 2015-2R, Cl 5A1
1.902%, VAR 12 Month Treas Avg+0.770%, 04/26/2047 (A)	1,416	1,367
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
3.718%, 02/26/2036 (A)(B)	6,384	6,407
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (A)	1,275	1,259
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (A)	1,935	1,937
PHH Mortgage Capital, Ser 2008-CIM2, Cl 1A1
3.825%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	1,026	1,004
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
3.351%, 08/25/2033 (B)	1,466	1,476
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
3.701%, 10/25/2035 (B)	1,175	1,176
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
3.627%, 10/25/2035 (B)	959	958
RALI Trust, Ser 2006-QO10, Cl A1
1.781%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	3,871	3,639
RALI Trust, Ser 2007-QO3, Cl A1
1.781%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	1,051	961
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.231%, 08/25/2022 (B)	701	597
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
2.394%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	1,100	1,071
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
2.294%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	1,437	1,365
Sequoia Mortgage Trust, Ser 2004-3, Cl A
2.051%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	2,254	2,170
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
2.783%, 06/20/2034 (B)	2,165	2,135
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (B)	1,297	1,304
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (B)	1,053	1,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (A)(D)	$710	$702
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
3.493%, 03/25/2034 (B)	1,769	1,774
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
3.551%, 03/25/2034 (B)	1,832	1,853
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
1.991%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	5,555	5,572
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-1, Cl 5A1
3.408%, 02/25/2035 (B)	1,817	1,810
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.498%, 04/25/2035 (B)	1,431	1,398
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.250%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	1,573	1,516
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
2.270%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	3,059	3,015
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.261%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	1,423	1,375
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.339%, 04/25/2045 (B)	3,293	3,307
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
3.750%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	1,493	1,289
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
3.486%, 09/25/2037 (B)	4,559	4,593
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	548	538
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl XA, IO
2.078%, 05/10/2045 (A)(B)	10,501	726
Velocity Commercial Capital Loan Trust, Ser 2016-1, Cl AFL
4.071%, VAR ICE LIBOR USD 1 Month+2.450%, 04/25/2046 (A)	2,059	2,092

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
3.421%, VAR ICE LIBOR USD 1 Month+1.800%, 10/25/2046	$1,436	$ 1,445
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
8.871%, 05/25/2047	2,888	2,904
Versus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (B)	4,230	4,229
Verus Securitization Trust, Ser 2017-2A, Cl A1
2.485%, 07/25/2047 (A)(B)	3,258	3,230
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AJ
5.660%, 04/15/2047 (B)	1,417	1,446
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C32, Cl AJ
5.897%, 06/15/2049 (B)	416	420
Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Cl E
5.938%, VAR LIBOR USD 1 Month+4.350%, 06/15/2029 (A)	4,000	4,010
Waldorf Astoria Boca Raton Trust, Ser 2016- BOCA, Cl B
3.638%, VAR LIBOR USD 1 Month+2.050%, 06/15/2029 (A)	3,000	3,005
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
3.450%, 10/25/2033 (B)	2,113	2,137
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.132%, 08/25/2033 (B)	1,424	1,439
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.333%, 09/25/2033 (B)	1,934	1,979
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
3.590%, 03/25/2034 (B)	5,991	6,109
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
2.041%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	3,056	3,063
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
3.277%, 10/25/2034 (B)	1,518	1,521
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
2.341%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2034	1,511	1,507
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
2.361%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	2,093	2,059

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
3.441%, 01/25/2035 (B)	$3,062	$ 3,129
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
2.601%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	4,196	4,148
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
2.021%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2044	2,215	2,178
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	785	812
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	57	57
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 01/25/2045	805	804
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
2.261%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2045	1,623	1,611
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
1.941%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2045	2,098	2,096
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
1.911%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2045	2,208	2,206
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
2.651%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	397	410
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
3.372%, 12/25/2035 (B)	97	96
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
1.891%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	2,264	2,258
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
1.891%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	179	173
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
1.951%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	1,140	1,126

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
2.081%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	$4,081	$ 4,009
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
2.201%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2045	2,326	2,291
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
2.261%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2045	1,566	1,560
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
2.271%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,754	1,756
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.003%, VAR Cost of Funds 11th District of San Fran+1.250%, 04/25/2047	2,963	2,612
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
3.591%, 09/25/2033 (B)	1,468	1,494
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
3.565%, 11/25/2033 (B)	828	839
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
3.340%, 05/25/2034 (B)	240	244
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.485%, 07/25/2034 (B)	676	687
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
3.484%, 08/25/2034 (B)	1,943	1,961
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.554%, 08/25/2034 (B)	1,470	1,508
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
3.600%, 09/25/2034 (B)	1,930	1,965
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
3.606%, 09/25/2034 (B)	2,183	2,214
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 2A1
3.604%, 09/25/2034 (B)	150	155
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
3.520%, 09/25/2034 (B)	521	532

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
3.644%, 10/25/2034 (B)	$3,431	$ 3,449
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
3.741%, 11/25/2034 (B)	2,361	2,398
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
3.738%, 12/25/2034 (B)	1,847	1,880
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 1A2
3.736%, 12/25/2034 (B)	870	872
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
3.841%, 02/25/2035 (B)	3,442	3,512
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
3.620%, 06/25/2035 (B)	2,062	2,114
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
3.620%, 06/25/2035 (B)	662	678
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
3.569%, 06/25/2035 (B)	2,997	3,138
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
3.698%, 06/25/2035 (B)	929	938
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
3.657%, 06/25/2035 (B)	1,736	1,771
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
3.808%, 02/25/2034 (B)	630	645
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 3A1
3.859%, 03/25/2035 (B)	1,007	1,024
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
3.544%, 03/25/2035 (B)	915	927
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
3.287%, 05/25/2035 (B)	130	129
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
3.464%, 06/25/2035 (B)	1,041	1,069
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
3.454%, 06/25/2035 (B)	995	1,016
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
3.532%, 06/25/2034 (B)	1,117	1,150

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFCG Commercial Mortgage Trust, Ser 2015- BXRP, Cl C
3.359%, VAR LIBOR USD 1 Month+1.772%, 11/15/2029 (A)	$1,607	$1,607
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
0.782%, 02/15/2044 (A)(B)	14,505	298

		532,982
Total Mortgage-Backed Securities (Cost $607,073) ($ Thousands)		611,025

LOAN PARTICIPATIONS — 28.1%

Aerospace/Defense — 0.2%
Sequa Mezzanine Holdings LLC, Initial Term Loan, 1st Lien
10.375%, VAR LIBOR+9.000%, 04/28/2022	2,136	2,164
6.549%, VAR LIBOR+5.500%, 11/28/2021	2,706	2,738
		4,902

Airlines — 0.5%
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 04/28/2022	5,683	5,714
Air Methods, Initial Term Loan, 1st Lien
5.193%, VAR LIBOR+3.500%, 04/22/2024	4,089	4,104
		9,818

Building Materials — 0.8%
American Builders & Contractors Supply, Additional Term B-1 Loan, 1st Lien
4.148%, VAR LIBOR+2.500%, 10/31/2023	6,298	6,330
Ceramtec Acquisition, Term Loan B1
4.229%, VAR LIBOR+2.750%, 08/30/2020	1,664	1,660
Ceramtec Acquisition, Term Loan B2
4.229%, VAR LIBOR+2.750%, 08/30/2020	214	213
Ceramtec Acquisition, Term Loan B3
4.229%, VAR LIBOR+2.750%, 08/30/2020	509	508
Fairmount Santrol (fka Fairmount Minerals, Ltd.), Initial Term Loan, 1st Lien
7.693%, VAR LIBOR+6.000%, 10/27/2022	1,439	1,455

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Forterra Finance LLC, Replacement Term Loan
4.648%, VAR LIBOR+3.000%, 10/25/2023	$6,102	$5,716
Mueller Water Products, Initial Loan, 1st Lien
4.193%, VAR LIBOR+2.500%, 11/25/2021	176	178
4.074%, VAR LIBOR+2.500%, 11/25/2021	393	396
Pike, Initial Term Loan (2017), 1st Lien
5.080%, 09/20/2024	749	756
		17,212

Chemicals — 1.9%
Atotech, Cov-Lite, Term Loan B, 1st Lien
4.693%, VAR LIBOR+3.000%, 01/31/2024	735	739
Charter NEX US, Initial Term Loan, 1st Lien
4.823%, VAR LIBOR+3.250%, 05/16/2024	3,633	3,638
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
5.148%, VAR LIBOR+1.239%, 07/30/2021	2,402	2,422
H.B. Fuller, Commitment, 1st Lien
3.840%, VAR LIBOR+2.250%, 10/20/2024	4,328	4,347
Ineos, Term Loan B, 1st Lien
3.574%, 03/31/2024	4,010	4,020
Reynolds Group Holdings, 1st Lien
4.398%, VAR LIBOR+3.000%, 02/05/2023	5,305	5,328
Signode Industrial Group Lux S.A. (Signode Industrial Group US), Initial Term B Loan, 1st Lien
4.443%, VAR LIBOR+2.750%, 05/01/2021	2,595	2,591
4.323%, VAR LIBOR+2.750%, 05/01/2021	1,494	1,491
Tricobraun
5.443%, VAR LIBOR+3.750%, 11/30/2023	2	2
5.392%, 11/30/2023	148	149
Tronox, Term Loan Bond, 1st Lien
4.693%, 09/23/2024	4,606	4,633
Univar USA Inc., Term B-3 Loan, 1st Lien
4.148%, 07/01/2024	4,330	4,351
Wilsonart LLC, Tranche D Term Loan, 1st Lien
4.950%, VAR LIBOR+3.250%, 12/19/2023	6,285	6,322
		40,033

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Computers & Electronics — 2.7%
Aricent Technologies (Aricent US), Initial Term Loan, 1st Lien
6.088%, VAR LIBOR+1.229%, 04/14/2021	$973	$975
6.060%, VAR LIBOR+1.229%, 04/14/2021	41	42
Colorado Buyer, Initial Term Loan, 1st Lien
4.780%, VAR LIBOR+3.000%, 05/01/2024	1,572	1,579
Colorado Buyer, Second Lien
9.030%, VAR LIBOR+7.250%, 05/01/2025	1,489	1,497
Cypress Intermediate Holdings III (fka Jaguar Holding), Initial Term Loan, 1st Lien
8.323%, VAR LIBOR+6.750%, 04/28/2025	672	682
4.650%, VAR LIBOR+3.000%, 04/29/2024	1,104	1,107
EIG Investors, Refinancing Loan, 1st Lien
5.462%, VAR LIBOR+4.000%, 02/09/2023	4,622	4,647
Entegris, 1st Lien
3.823%, VAR LIBOR+2.250%, 04/30/2021	2,860	2,866
Epicor Software (fka Eagle Parent), Term Loan B, 1st Lien
4.830%, VAR LIBOR+3.750%, 06/01/2022	3,048	3,060
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
6.398%, VAR LIBOR+1.239%, 04/28/2021	4,914	4,755
Evergreen Skills Lux SARL, Initial Term Loan, 2nd Lien
9.898%, VAR LIBOR+8.250%, 04/28/2022	275	243
GTT Communications, Tranche B Term Loan, 1st Lien
4.875%, VAR LIBOR+3.250%, 01/09/2024	1,632	1,641
Hyland Software, 1st Lien
4.823%, VAR LIBOR+3.250%, 07/01/2022	1,148	1,156
Hyland Software, Initial Loan, 1st Lien
8.574%, VAR LIBOR+7.000%, 07/07/2025	1,065	1,085
Integrated Device Technology
4.574%, VAR LIBOR+3.000%, 12/31/2049	1,157	1,162

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Kronos Incorporated, Incremental Term Loan, 1st Lien
5.135%, 11/01/2023	$5	$5
Kronos, Incremental Term Loan, 1st Lien
5.135%, VAR LIBOR+3.500%, 11/01/2023	1,870	1,882
Micro Focus, 1st Lien
4.398%, VAR LIBOR+2.750%, 06/21/2024	253	254
Minimax Viking, 1st Lien
4.074%, VAR LIBOR+2.750%, 08/14/2023	3,766	3,770
Misys Limited, Dollar Term Loan, 1st Lien
9.234%, VAR LIBOR+7.250%, 06/13/2025	1,851	1,836
5.484%, VAR LIBOR+3.500%, 06/13/2024	370	364
4.979%, VAR LIBOR+3.500%, 06/13/2024	983	982
Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1, 1st Lien
5.443%, VAR LIBOR+3.750%, 01/10/2024	1,586	1,574
Optiv, Initial Term Loan, 1st Lien
4.813%, VAR LIBOR+3.250%, 02/01/2024	1,277	1,215
Rocket Software, Cov-Lite Term Loan, 2nd Lien
11.193%, VAR LIBOR+9.500%, 10/14/2024	400	404
Rocket Software, Term Loan, 1st Lien
5.943%, VAR LIBOR+4.250%, 10/14/2023	1,330	1,344
Seattle SpinCo, Initial Term Loan, 1st Lien
4.398%, VAR LIBOR+2.750%, 06/21/2024	1,712	1,715
Solera, LLC (Solera Finance), Dollar Term Loan, 2nd Lien
4.898%, VAR LIBOR+3.250%, 03/03/2023	997	999
Sophia, L.P., Term B Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 09/30/2022	492	493
Veritas US, New Dollar Term Loan B, 1st Lien
6.193%, VAR LIBOR+4.500%, 01/27/2023	5,642	5,609
VF Holding, Term Loan B-1, 1st Lien
4.823%, VAR LIBOR+3.250%, 06/30/2023	3,324	3,353
		52,296

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Computers and Electronics — 0.3%
Audio Visual Services, Term Loan B, 1st Lien
5.131%, 04/29/2024	$5	$5
Audio Visual Services, Term Loan, 1st Lien
5.220%, 02/21/2025	4,379	4,390
Audio Visual Services, Term Loan, 2nd Lien
9.256%, 08/22/2025	1,232	1,235
		5,630

Consumer Nondurables — 0.1%
Prestige Brands, Term Loan B-4, 1st Lien
4.398%, VAR LIBOR+2.750%, 01/26/2024	1,402	1,409

Energy — 0.1%
Dynegy Inc., Tranche C-2 Loan, 1st Lien
4.346%, 02/07/2024	2,047	2,059

Entertainment And Leisure — 0.9%
AMC Entertainment Holdings, (fka AMC Entertainment), Initial Term Loan, 1st Lien
3.838%, VAR LIBOR+2.250%, 12/15/2022	6,227	6,241
Caesars Resort Collection, Term Loan, 1st Lien
4.398%, 12/23/2024	3,212	3,231
EMI Music Publishing, Term Loan, 1st Lien
3.984%, 08/21/2023	1,040	1,043
Hoya Midco, LLC, Initial Term Loan, 1st Lien
5.648%, VAR LIBOR+4.000%, 06/23/2024	2,764	2,768
Seaworld Parks & Entertainment (f/k/a SW Acquisitions), Term Loan B-2, 1st Lien
3.943%, VAR LIBOR+2.250%, 05/14/2020	1,930	1,922
UFC Holdings, LLC, Term Loan, 1st Lien
4.900%, VAR LIBOR+3.250%, 08/18/2023	1,526	1,533
		16,738

Financial Services — 0.5%
Digicel International Finance Ltd., Term Loan B, 1st Lien
5.020%, 05/27/2024	204	205
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
6.950%, VAR LIBOR+5.250%, 08/25/2023	726	660
Harland Clarke, Term Loan, 1st Lien
6.443%, 11/01/2023	1,600	1,614
OWL Finance PLC, Term Loan B-2, 1st Lien
8.500%, 09/07/2065	803	2,328

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Paysafe, Term Loan B, 1st Lien
5.126%, 12/20/2024	$1,603	$1,606
Paysafe, Term Loan, 1st Lien
5.166%, 12/02/2024	3,134	3,140
		9,553

Food And Beverage — 0.3%
Aramark Intermediate HoldCo Corporation, U.S. Term B-1 Loan, 1st Lien
3.648%, 03/11/2025	2,042	2,054
Arby’s Restaurant Group, Inc., Term Loan B, 1st Lien
4.830%, 01/17/2025	2,720	2,746
JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan, 1st Lien
4.100%, VAR LIBOR+2.500%, 10/30/2022	3,083	3,068
Refresco, Term Loan Bond, 1st Lien
4.589%, 09/27/2024 (E)	967	967
		8,835

Gaming And Hotels — 0.7%
Boyd Gaming, Term Loan B
3.974%, VAR LIBOR+2.500%, 09/15/2023	3,019	3,033
CCM Merger (MotorCity Casino Hotel), Term Loan, 1st Lien
4.323%, VAR LIBOR+2.750%, 08/06/2021	1,387	1,397
ESH Hospitality, Repriced Term Loan, 1st Lien
3.898%, VAR LIBOR+2.500%, 08/30/2023	2,963	2,977
Golden Nugget (fka Landry’s), Term Loan B
5.039%, VAR LIBOR+3.250%, 10/04/2023	686	691
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.900%, 10/04/2023	515	519
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.648%, VAR LIBOR+4.000%, 10/13/2023	5,388	5,425
Penn National Gaming, Term Loan B, 1st Lien
4.148%, VAR LIBOR+2.500%, 01/19/2024	806	809
Station Casinos LLC, Term B Facility Loan, 1st Lien
4.150%, VAR LIBOR+2.500%, 06/08/2023	2,754	2,758
		17,609

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Health Care — 3.2%
Acadia Healthcare, Tranche B-1 Term Loan, 1st Lien
4.323%, VAR LIBOR+2.750%, 02/11/2022	$1,336	$1,345
Acadia Healthcare, Tranche B-2 Term Loan, 1st Lien
4.329%, VAR LIBOR+2.750%, 02/16/2023	3,183	3,202
Albany Molecular, Term Loan, 1st Lien
8.574%, VAR LIBOR+7.000%, 08/28/2025 (E)	573	574
4.823%, VAR LIBOR+3.250%, 08/28/2024	3,529	3,542
Auris Luxembourg III S.A R.L., Incremental Facility B7, 1st Lien
4.693%, VAR LIBOR+3.000%, 01/17/2022	2,737	2,758
BPA Laboratories, 2nd Lien
4.193%, VAR LIBOR+2.500%, 04/29/2020	3,418	3,076
Concentra, Term Loan, 2nd Lien
8.280%, 07/25/2023	480	480
DJO Finance, Initial Term Loan, 1st Lien
4.945%, VAR LIBOR+3.250%, 06/08/2020	3,214	3,183
4.898%, VAR LIBOR+3.250%, 06/08/2020	3,157	3,125
Envision Healthcare (fka Emergency Medical Services), Initial Term Loan, 2nd Lien
4.650%, VAR LIBOR+3.000%, 12/01/2023	6,528	6,543
Equinox Holdings, Initial Loan, 1st Lien
8.574%, VAR LIBOR+7.000%, 09/06/2024	2,050	2,109
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
3.721%, VAR LIBOR+2.250%, 01/31/2025	3,973	3,987
Immucor, Term B-3 Loan, 1st Lien
6.654%, VAR LIBOR+5.000%, 06/15/2021	3,517	3,579
IMS Health, Term Loan B2, 1st Lien
3.693%, 01/14/2025	1,394	1,402
Jaguar Holding I, LLC (fka Jaguar Holding I), 2017 Term Loan, 1st Lien
4.443%, VAR LIBOR+2.750%, 08/18/2022	2,937	2,944
Jaguar Holding, LLC (fka Jaguar Holding), 2017 Term Loan, 1st Lien
4.398%, VAR LIBOR+2.750%, 08/18/2022	3,300	3,308

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Life Time Fitness, Term Loan
4.229%, VAR LIBOR+3.000%, 06/10/2022	$4,117	$4,135
Parexel International, Term Loan B, 1st Lien
4.398%, VAR LIBOR+3.000%, 09/27/2024 (E)	1,365	1,364
Press Ganey Holdings, Term Loan, 1st Lien
4.574%, 10/23/2023	913	919
Radnet Management, Term Loan B-1, 1st Lien
5.470%, VAR LIBOR+3.750%, 06/30/2023	8,211	8,308
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
4.574%, VAR LIBOR+3.000%, 05/15/2022	6,647	6,660
Valeant, Term Loan B
5.081%, VAR LIBOR+4.750%, 04/01/2022	925	936
		67,479

Home Furnishings — 0.1%
Innocor, Cov-Lite, 1st Lien
6.331%, VAR LIBOR+4.750%, 02/05/2024	1,705	1,663

Industrials — 0.1%
Wrangler Buyer, Term Loan, 1st Lien
4.648%, VAR LIBOR+3.000%, 09/27/2024	1,056	1,061

Information Technology — 0.5%
Crown Americas, Term Loan, 1st Lien
2.250%, 01/17/2025	1,246	1,256
CVENT Inc., Term Loan B, 1st Lien
5.323%, 06/16/2023	3,048	3,070
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 1st Lien
3.823%, 02/15/2024	3,040	3,045
Go Daddy, Term Loan, 1st Lien
3.823%, 02/15/2024	2,282	2,286
TTM Technologies, Term Loan B (2017)
4.148%, 09/13/2024	1,848	1,850
		11,507

Insurance — 0.9%
Acrisure, Term Loan B2, 1st Lien
5.991%, VAR LIBOR+4.250%, 11/22/2023	358	364
AmWINS Group, Term Loan, 1st Lien
4.331%, VAR LIBOR+2.750%, 01/25/2024	789	793

28	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
4.323%, VAR LIBOR+2.750%, 01/25/2024	$1,952	$1,963
Asurion LLC (fka Asurion), Replacement Term Loan B-2, 2nd Lien
7.648%, VAR LIBOR+6.000%, 08/04/2025	4,459	4,567
Asurion LLC (fka Asurion), Replacement Term Loan B-5, 2nd Lien
4.574%, VAR LIBOR+3.000%, 11/03/2023	2,630	2,643
Asurion, LLC
4.398%, VAR LIBOR+2.750%, 08/04/2022	1,519	1,526
HUB International, Term Loan
4.700%, VAR LIBOR+1.312%, 10/02/2020	15	15
HUB International, Term Loan B, 1st Lien
4.839%, VAR LIBOR+3.000%, 10/02/2020	5,778	5,800
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
4.693%, VAR LIBOR+3.000%, 06/07/2023	2,570	2,582
		20,253

Leasing — 0.2%
AVSC Holding, New Term Loan, 1st Lien
5.222%, VAR LIBOR+3.500%, 04/29/2024	916	916
4.971%, VAR LIBOR+3.500%, 04/25/2024	959	959
CH Hold, Initial Term Loan, 1st Lien
8.823%, VAR LIBOR+7.250%, 02/03/2025	468	474
4.648%, VAR LIBOR+3.000%, 02/01/2024	770	774
		3,123

Machinery — 0.3%
Clark Equipment, Tranche B Term Loan, 1st Lien
4.193%, VAR LIBOR+2.750%, 05/18/2024	1,079	1,081
Columbus McKinnon, Initial Term Loan, 1st Lien
4.693%, VAR LIBOR+3.000%, 01/31/2024	1,071	1,075
KEMET (KEMET Electronics), Initial Term Loan, 1st Lien
7.573%, VAR LIBOR+6.000%, 04/26/2024	1,784	1,811
		3,967

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Manufacturing — 0.1%
Gardner Denver, Tranche B-1 Dollar Term Loan, 1st Lien
4.443%, VAR LIBOR+2.750%, 07/30/2024	$2,747	$2,755
Trinseo Materials Operating, Term Loan, 1st Lien
4.074%, VAR LIBOR+2.500%, 08/16/2024	994	1,001
		3,756

Materials — 0.4%
Multi-Color, Term Loan B, 1st Lien
3.823%, VAR LIBOR+2.250%, 10/31/2024	1,392	1,396
Ring Container, Term Loan, 1st Lien
4.323%, 10/31/2024	3,364	3,376
Summit Materials, Term Loan, 1st Lien
3.898%, 11/11/2024	2,015	2,027
		6,799

Media — 1.1%
Cumulus Media Holdings, Term Loan, 1st Lien
4.900%, VAR LIBOR+1.240%, 12/23/2020	1,964	1,687
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
3.480%, VAR LIBOR+2.000%, 01/24/2025	3,009	3,013
Mission Broadcasting, Term Loan B-2, 1st Lien
4.075%, VAR LIBOR+2.500%, 01/17/2024	441	442
Nexstar Broadcasting, Term B-2 Loan, 1st Lien
4.075%, VAR LIBOR+2.500%, 01/17/2024	3,490	3,499
Townsquare Media, 1st Lien
4.574%, VAR LIBOR+3.000%, 04/01/2022	2,074	2,079
Tribune Media (fka Tribune), Term Loan C, 1st Lien
4.648%, VAR LIBOR+3.000%, 01/26/2024	2,540	2,541
Unitymedia, Term Loan, 1st Lien
3.838%, 01/15/2026 (E)	1,523	1,521
Univision Communications, Replacement Repriced First-Lien Term Loan, 1st Lien
4.398%, VAR LIBOR+2.750%, 03/15/2024	1,777	1,754

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
UPC Financing Partnership, Facility AR, 1st Lien
4.088%, VAR LIBOR+2.500%, 01/15/2026	$5,259	$5,255
		21,791

Metals & Mining — 0.4%
Dynacast International, Term B-2 Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 01/28/2022	1,839	1,852
Murray Energy Corporation, Term B-2 Loan, 1st Lien
8.943%, VAR LIBOR+7.250%, 04/16/2020	4,431	3,879
Peabody Energy Corporation, Term Loan (2017), 1st Lien
5.148%, VAR LIBOR+4.500%, 03/31/2022	1,048	1,061
Zekelman Industries (fka JMC Steel Group), Term Loan, 1st Lien
4.408%, VAR LIBOR+2.750%, 06/14/2021	649	652
		7,444

Oil & Gas — 1.6%
California Resources, Term Loan, 1st Lien
11.971%, VAR LIBOR+10.375%, 12/31/2021	1,190	1,342
Chesapeake Energy, Class A Loan, 1st Lien
9.444%, VAR LIBOR+7.500%, 08/23/2021	1,895	2,018
Chief Exploration & Development LLC, Term Loan, 1st Lien
7.959%, VAR LIBOR+6.500%, 05/16/2021	5,341	5,305
Citgo Petroleum Corp.
5.195%, 07/23/2021	1,000	996
FTS International (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
6.398%, VAR LIBOR+4.750%, 04/16/2021	6,565	6,565
Medallion Midland, Term Loan B, 1st Lien
4.823%, 10/31/2024	1,140	1,143
MEG Energy, Initial Term Loan, 1st Lien
5.200%, VAR LIBOR+3.500%, 12/31/2023	3,218	3,217
Occidental Petroleum, Term Loan, 1st Lien
6.340%, 11/14/2022	1,382	1,398

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Pardus Oil and Gas (fka Energy & Exploration Partners), Tranche A Term Loan, 1st Lien
13.000%, VAR PIK Interest+13.000%, 11/12/2021 (C)	$427	$—
Pardus Oil and Gas, LLC, 1st Lien
5.000%, 05/13/2022 (C)	220	—
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
4.693%, VAR LIBOR+3.000%, 02/21/2021	1,268	1,098
Summit Midstream Partners Holdings, LLC, Term Loan Credit Facility, 1st Lien
7.648%, VAR LIBOR+6.000%, 05/13/2022	1,806	1,834
Traverse Midstream Partners, Advance, 1st Lien
5.850%, VAR LIBOR+4.000%, 09/27/2024	4,805	4,837
		29,753

Other — 3.3%
Equinox Fitness Clubs, Term Loan, 1st Lien
4.574%, 03/08/2024	6,052	6,091
Focus Financial Partners, LLC, 1st Lien
4.443%, 07/03/2024	2,536	2,547
Harbor Freight Tools, Term Loan B, 1st Lien
4.074%, 08/18/2023	3,704	3,709
Infoblox Inc., Term Loan B1, 1st Lien
6.073%, 11/07/2023	2,294	2,320
Intelsat Jackson Holdings SA, Tranche B-3 Loan, 1st Lien
5.212%, 11/27/2023	5,143	5,104
Intelsat Jackson, Term Loan B, 1st Lien
6.495%, 01/15/2024	355	361
Jeld-wen, Term Loan B-4, 1st Lien
3.693%, 12/31/2024	1,932	1,941
Kraton Polymers LLC, Dollar Replacement Term Loan, 1st Lien
4.648%, 01/06/2022	1,378	1,381
LBM, Term Loan, 1st Lien
5.450%, 08/20/2022	1,625	1,636
Learfield Communications Holdings, Term Loan, 1st Lien
4.900%, 12/01/2023	1,314	1,327
Lucid Energy Group, Term Loan, 1st Lien
4.588%, 01/31/2025	867	868
Meredith, Term Loan, 1st Lien
4.658%, 01/17/2025	3,485	3,504
NCI Building Systems, 1st Lien
3.579%, 01/26/2025	1,000	1,001
North American Bancard, 1st Lien
4.694%, 01/15/2025	2,305	2,317

30	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
ON Semiconductor Corporation, 2017 New Replacement Term B-2 Loan
3.648%, 03/31/2023	$1,010	$1,015
Oryx Southern Delaware Holdings LLC, Initial Term Loan, 1st Lien
4.980%, 02/25/2028	4,730	4,706
Power Borrower, LLC, Term Loan, 1st Lien
4.940%, 03/06/2025	945	943
PQ Corp., Term Loan, 1st Lien
4.291%, 01/17/2025	1,757	1,765
Rexnord, Term Loan, 1st Lien
3.853%, 08/21/2024	1,481	1,489
Scientific Games International, Inc., Initial Term B-5 Loan
4.449%, 08/14/2024	3,502	3,518
Shutterfly, Term Loan B-2, 1st Lien
4.640%, 08/17/2024	696	699
SS&C Technologies, Term Loan B, 1st Lien
0.000%, 02/27/2025	3,729	3,720
Surgery Center Holdings Inc., Term Loan B, 1st Lien
4.900%, 09/02/2024	2,210	2,209
Syniverse Holdings, Term Loan, 1st Lien
4.080%, 02/09/2023	1,945	1,960
Terex, Incremental U.S. Term Loan
3.943%, 01/31/2024	3,915	3,924
Transdigm Inc., Tranche F Loan, 1st Lien
4.443%, 06/09/2023	4,396	4,421
WMG Acquisition Corp.
3.830%, 01/11/2023	4,162	4,172
XPO Logistics, Inc., Refinancing Term Loan (2018)
3.920%, 02/24/2025	1,182	1,185
		69,833

Printing & Publishing — 0.4%
A-L Parent, Initial Term Loan, 1st Lien
4.830%, VAR LIBOR+3.250%, 12/01/2023	1,685	1,702
Dex Media, Loan, 1st Lien
11.650%, VAR LIBOR+10.000%, 07/29/2021	727	747
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
4.574%, VAR LIBOR+3.000%, 05/28/2021	3,389	3,184
Lee Enterprises, Term Loan B
7.824%, VAR LIBOR+1.239%, 03/31/2019	369	369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 1st Lien
5.648%, VAR LIBOR+4.000%, 05/04/2022	$1,340	$1,318
		7,320

Professional & Business Services — 1.4%
Acosta, Tranche B-1 Loan, 1st Lien
4.898%, VAR LIBOR+3.250%, 09/26/2021	1,521	1,339
Ceridian HCM Holding, Initial Term Loan, 1st Lien
5.067%, VAR LIBOR+3.500%, 09/15/2020	95	95
Checkout Holding, Term Loan B, 1st Lien
5.148%, VAR LIBOR+1.239%, 04/09/2021	2,543	1,997
Conduent, Term Loan B, 1st Lien
4.648%, VAR LIBOR+4.000%, 12/07/2023	2,497	2,516
Emerald 2 Limited, Facility B1, 1st Lien
5.693%, VAR LIBOR+4.000%, 05/14/2021	394	393
1.693%, VAR LIBOR+4.000%, 05/14/2021	38	37
Engility (fka TASC), Term Loan B-2, 1st Lien
4.898%, VAR LIBOR+3.250%, 08/14/2023	1,139	1,148
Envigo Laboratories (fka BPA Laboratories), Dollar Term Loan, 1st Lien
12.000%, VAR US LIBOR+8.500%, 10/31/2021	1,439	1,439
Envigo Laboratories (fka BPA Laboratories), Term Loan, 1st Lien
4.193%, VAR LIBOR+1.311%, 04/29/2020	2,000	1,900
Flex Acquisition, Initial Term Loan, 1st Lien
4.695%, VAR LIBOR+3.000%, 12/29/2023	2,878	2,891
Garda World
4.968%, VAR LIBOR+4.000%, 05/24/2024	2,354	2,374
LegalZoom, Term Loan B, 1st Lien
6.094%, 11/15/2024	2,455	2,468
SAI Global, Term Loan B, 1st Lien
6.193%, VAR LIBOR+4.500%, 12/08/2023	1,589	1,581
Team Health Holdings, Initial Term Loan, 1st Lien
4.398%, VAR LIBOR+2.750%, 02/06/2024	2,563	2,492

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
4.648%, VAR LIBOR+3.000%, 05/01/2024	$1,032	$1,035
Trans Union, Replacement Term Loan B-3, 1st Lien
3.648%, VAR LIBOR+2.000%, 04/10/2023	3,287	3,296
		27,001

Real Estate — 0.3%
Communications Sales & Leasing (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.648%, VAR LIBOR+3.000%, 10/24/2022	4,643	4,459
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.443%, VAR LIBOR+2.750%, 12/15/2023	1,981	1,981
		6,440

Retail Food & Drug — 0.4%
Albertson’s, 2017-1 Term B-4 Loan, 1st Lien
4.398%, VAR LIBOR+2.750%, 08/25/2021	784	773
Albertson’s, 2017-1 Term B-6 Loan, 1st Lien
4.956%, VAR LIBOR+3.000%, 06/22/2023	1,059	1,042
BJ’s Wholesale Club, Tranche B Term Loan, 1st Lien
5.080%, VAR LIBOR+3.750%, 02/03/2024	1,289	1,286
General Nutrition Centers, Amended Tranche B Term Loan, 1st Lien
4.080%, VAR Prime Rate by Country+1.240%, 03/04/2019	4,463	4,369
		7,470

Retailing — 1.2%
1011778 B.C. Unlimited Liability (New Red Finance) (aka Burger King/Tim Hortons), Term Loan B-3, 1st Lien
3.943%, VAR LIBOR+2.250%, 02/16/2024	532	533
3.898%, VAR LIBOR+2.250%, 02/16/2024	828	829
Academy, Initial Term Loan, 1st Lien
5.580%, VAR LIBOR+4.000%, 07/01/2022	1,727	1,377
5.495%, VAR LIBOR+4.000%, 07/01/2022	793	633

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.294%, VAR LIBOR+2.500%, 10/25/2024	$1,653	$1,661
J.C. Penney, Loan (2016), 1st Lien
6.234%, VAR LIBOR+4.250%, 06/23/2023	2,544	2,433
LSF9 Atlantis Holdings, LLC, Senior Lien Term Loan, 1st Lien
7.575%, VAR LIBOR+6.000%, 05/01/2023	6,162	6,149
Michaels Stores, 1st Lien
4.398%, VAR LIBOR+2.750%, 01/30/2023	1,004	1,008
4.331%, VAR LIBOR+2.750%, 01/30/2023	157	158
Michaels Stores, Initial Term Loan
4.398%, VAR LIBOR+2.750%, 01/30/2023	1,459	1,465
Michaels Stores, Term Loan B, 1st Lien
4.340%, VAR LIBOR+2.750%, 01/30/2023	890	893
Party City Holdings, 2016 Replacement Term Loan, 1st Lien
4.700%, VAR LIBOR+3.000%, 08/19/2022	3	3
Petco Animal Supplies, Term Loan, 1st Lien
4.772%, VAR LIBOR+3.000%, 01/26/2023	3,425	2,376
PetSmart, Tranche B-2 Loan, 1st Lien
4.570%, VAR LIBOR+3.000%, 03/11/2022	1,225	998
Seminole Hard Rock Entertainment (Seminole Hard Rock International, LLC), Term Loan, 1st Lien
4.443%, VAR LIBOR+2.750%, 05/14/2020	3,134	3,150
		23,666

Service — 0.1%
St. George’s University Scholastic Services, Term Loan B
5.400%, 06/06/2022	1,608	1,618

Technology — 0.4%
Applied Systems, Term Loan, 1st Lien
4.943%, 09/19/2024	4,453	4,475
Applied Systems, Term Loan, 2nd Lien
8.693%, 09/19/2025	354	365
First Data, Term Loan, 1st Lien
3.871%, 04/26/2024	4,453	4,461
		9,301

32	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Telecommunications — 2.1%
Altice US Finance I Corp.
3.898%, 07/25/2028	$3,501	$3,495
CenturyLink, Initial Term B Loan, 1st Lien
4.398%, VAR LIBOR+2.750%, 01/31/2025	3,836	3,768
Digicel International Finance Ltd., Initial Term B Loan, 1st Lien
5.020%, VAR LIBOR+3.750%, 05/27/2024	1,945	1,949
Greeneden U.S. Holdings I, LLC, Tranche B-2 Dollar Term Loan, 1st Lien
5.443%, VAR LIBOR+3.750%, 12/01/2023	106	106
Level 3 Financing, Term Loan B, 1st Lien
3.846%, VAR LIBOR+2.250%, 02/22/2024	3,910	3,916
MacDonald Dettwiler, Term Loan B, 1st Lien
4.330%, VAR LIBOR+2.750%, 07/05/2024	4,944	4,961
Numericable, Term Loan B-11, 1st Lien
4.522%, VAR LIBOR+2.750%, 07/31/2025	1,716	1,640
Numericable, Term Loan, 1st Lien
4.720%, 01/31/2026	588	564
4.470%, 01/06/2026	3,392	3,344
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
4.648%, VAR LIBOR+3.000%, 02/01/2024	2,145	2,141
Syniverse Holdings, Initial Term Loan
4.573%, VAR LIBOR+1.311%, 04/23/2019	5,873	5,859
Syniverse Holdings, Tranche B Term Loan, 1st Lien
4.648%, VAR LIBOR+3.000%, 04/23/2019	695	693
Telenet, Term Loan, 1st Lien
4.088%, 03/02/2026	2,760	2,768
TVC Albany, Term Loan, 1st Lien
5.690%, VAR LIBOR+4.000%, 08/23/2024 (E)	2,059	2,070
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
4.846%, VAR LIBOR+3.250%, 08/18/2023	4,752	4,731
Zayo Group LLC (Zayo Capital), 2017 Incremental Refinancing B-2 Term Facility, 1st Lien
3.871%, VAR LIBOR+2.250%, 01/19/2024	2,294	2,304
		44,309

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Transportation — 0.1%
Pregis, 1st Lien
5.193%, VAR LIBOR+3.500%, 05/20/2021	$3,052	$3,053
Syncreon Global Finance (US) (Syncreon Group B.V.), Term Loan, 1st Lien
6.022%, VAR LIBOR+4.250%, 10/28/2020	274	243
		3,296

Utilities — 0.5%
ExGen Renewables, Term Loan B, 1st Lien
4.468%, 11/15/2024	3,049	3,076
TerraForm, Term Loan Bond, 1st Lien
4.329%, 11/03/2022	1,174	1,181
Vistra Operations LLC (fka Tex Operations LLC), 2016 Incremental Term Loan, 1st Lien
4.340%, VAR LIBOR+2.750%, 12/14/2023	1,843	1,852
4.330%, VAR LIBOR+2.750%, 12/14/2023	590	592
Vistra Operations LLC (fka Tex Operations LLC), Initial Term Loan, 1st Lien
4.148%, VAR LIBOR+2.750%, 08/04/2023	3,738	3,757
Vistra Operations LLC (fka Tex Operations LLC), Term Loan C, 1st Lien
4.148%, VAR LIBOR+2.750%, 08/04/2023	662	666
		11,124

Total Loan Participations (Cost $576,366) ($ Thousands)		576,068

CORPORATE OBLIGATIONS — 8.0%

Consumer Discretionary — 1.2%
21st Century Fox America
7.250%, 05/18/2018	476	481
Alimentation Couche-Tard
2.074%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	700	701
AMC Networks
4.750%, 08/01/2025	1,799	1,743
AutoZone
1.625%, 04/21/2019	90	89
Daimler Finance North America
2.354%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (A)	250	250
2.317%, VAR ICE LIBOR USD 3 Month+0.530%, 05/05/2020 (A)	500	502
1.500%, 07/05/2019 (A)	625	614

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Discovery Communications
2.200%, 09/20/2019	$185	$183
Ford Motor Credit
2.956%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	508
2.379%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	500	502
Ford Motor Credit LLC
2.208%, VAR ICE LIBOR USD 3 Month+0.430%, 11/02/2020	500	498
1.897%, 08/12/2019	500	493
General Motors Financial
2.650%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	800	809
2.329%, VAR ICE LIBOR USD 3 Month+0.540%, 11/06/2020	500	500
Nissan Motor Acceptance MTN
2.612%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	800	810
2.076%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	750	751
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	1,023	1,031
Sinclair Television Group
5.625%, 08/01/2024 (A)	2,600	2,639
Sirius XM Radio
5.375%, 04/15/2025 (A)	1,080	1,097
5.375%, 07/15/2026 (A)	2,065	2,091
Six Flags Entertainment
4.875%, 07/31/2024 (A)	5,097	5,085
Tribune Media
5.875%, 07/15/2022	2,400	2,448
		23,825

Consumer Staples — 0.3%
Constellation Brands
2.000%, 11/07/2019	1,100	1,087
Kraft Heinz Foods
2.631%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	700	705
Kroger
2.000%, 01/15/2019	245	244
Kroger MTN
1.500%, 09/30/2019	470	461
Molson Coors Brewing
1.450%, 07/15/2019	190	186
Mondelez International
2.293%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	1,000	1,002
Philip Morris International
2.312%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,050	1,055

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reckitt Benckiser Treasury Services
2.235%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	$700	$698
Reynolds American
2.300%, 06/12/2018	890	890
Skandinaviska Enskilda Banken
2.134%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)	475	478
		6,806

Energy — 0.7%
Anadarko Petroleum
8.700%, 03/15/2019	500	529
6.950%, 06/15/2019	311	327
Andeavor Logistics
5.500%, 10/15/2019	375	387
Blue Racer Midstream
6.125%, 11/15/2022 (A)	5,950	6,099
Energy Transfer
2.500%, 06/15/2018	525	525
Enterprise Products Operating
6.650%, 04/15/2018	455	457
FTS International
6.250%, 05/01/2022	812	812
Genesis Energy
6.750%, 08/01/2022	2,154	2,213
Phillips 66
2.606%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	400	400
2.472%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	790	790
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	650	639
Targa Resources Partners
6.750%, 03/15/2024	1,300	1,380
		14,558

Financials — 2.8%
ABN AMRO Bank
2.374%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	1,100	1,104
ABN AMRO Bank MTN
2.149%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (A)	750	751
AIG Global Funding
2.175%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	1,000	1,002
Bank of America
2.762%, VAR ICE LIBOR USD 3 Month+1.040%, 01/15/2019	700	705

34	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
2.925%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	$625	$640
2.905%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	550	563
2.345%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	500	504
Bank of Nova Scotia
2.155%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	500	503
1.650%, 06/14/2019	500	494
BB&T MTN
2.159%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	650	654
1.993%, VAR ICE LIBOR USD 3 Month+0.220%, 02/01/2021	1,000	999
BPCE MTN
3.124%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	550	559
Branch Banking & Trust
1.450%, 05/10/2019	425	419
Canadian Imperial Bank of Commerce
2.320%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	950	958
Capital One
2.917%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	850	861
2.329%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	2,000	2,011
Capital One Financial
2.571%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	550	555
2.217%, VAR ICE LIBOR USD 3 Month+0.450%, 10/30/2020	1,250	1,248
Citibank
2.189%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	625	624
2.049%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	525	528
1.860%, VAR ICE LIBOR USD 3 Month+0.260%, 09/18/2019	525	525
Citigroup
2.474%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	650	653
Citizens Bank
2.754%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,025	1,032
2.557%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	500	501
Cooperatieve Rabobank UA
2.538%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 01/14/2019	$700	$698
Credit Agricole MTN
2.506%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	1,000	1,015
Danske Bank MTN
2.527%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	500	502
Deutsche Bank NY
2.560%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	550	549
Fifth Third Bank
2.017%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	1,000	998
1.625%, 09/27/2019	3,000	2,948
Goldman Sachs Group
6.150%, 04/01/2018	134	134
3.009%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	930	944
2.863%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	760
HBOS MTN
6.750%, 05/21/2018 (A)	800	807
HSBC USA
2.555%, VAR ICE LIBOR USD 3 Month+0.880%, 09/24/2018	300	301
Huntington National Bank
2.046%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	750	754
Hyundai Capital America MTN
2.000%, 03/19/2018 (A)	375	375
2.000%, 07/01/2019 (A)	400	394
ING Bank
2.385%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	500	503
1.650%, 08/15/2019 (A)	300	295
ING Groep
2.843%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	714
Jackson National Life Global Funding
2.405%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	500	507
1.875%, 10/15/2018 (A)	600	598
JPMorgan Chase
2.965%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	198	202
2.700%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	507
2.390%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	700	703
2.086%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	600	603

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KeyBank
2.350%, 03/08/2019	$1,000	$997
Manufacturers & Traders Trust
2.483%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,025	1,033
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	355	350
Morgan Stanley
2.925%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	625	636
2.591%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	650	654
Nordea Bank MTN
2.313%, VAR ICE LIBOR USD 3 Month+0.620%, 09/30/2019 (A)	1,000	1,007
PNC Bank
2.245%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	500	502
1.995%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	500	501
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	650	643
Protective Life Global Funding
2.161%, 09/25/2020 (A)	815	799
1.722%, 04/15/2019 (A)	515	510
Royal Bank of Canada MTN
1.993%, VAR ICE LIBOR USD 3 Month+0.240%, 10/26/2020	575	575
Societe Generale MTN
2.775%, VAR ICE LIBOR USD 3 Month+1.080%, 10/01/2018	500	503
Sumitomo Mitsui Banking
2.409%, VAR ICE LIBOR USD 3 Month+0.670%, 10/19/2018	450	451
2.081%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	925	926
SunTrust Bank
2.302%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,000	1,006
Svenska Handelsbanken MTN
1.999%, VAR ICE LIBOR USD 3 Month+0.490%, 09/06/2019	670	674
Synchrony Financial
3.017%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,000	1,014
Toronto-Dominion Bank MTN
1.985%, VAR ICE LIBOR USD 3 Month+0.240%, 01/25/2021	500	500
1.450%, 08/13/2019	400	393
UBS MTN
4.750%, VAR USD Swap Semi 30/360 5
Year Curr+3.765%, 05/22/2023	975	977

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.856%, VAR ICE LIBOR USD 3 Month+0.850%, 06/01/2020	$1,000	$1,013
Wells Fargo
2.851%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	550	559
2.741%, VAR ICE LIBOR USD 3 Month+0.930%, 02/11/2022	4,000	4,049
Wells Fargo MTN
2.447%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,000	1,007
Westpac Banking
2.341%, VAR ICE LIBOR USD 3 Month+0.610%, 01/17/2019	550	552
		57,050

Health Care — 0.9%
Abbott Laboratories
2.350%, 11/22/2019	3,000	2,984
Allergan Funding SCS
2.629%, VAR ICE LIBOR USD 3 Month+1.080%, 03/12/2018	3,000	3,001
Anthem
2.500%, 11/21/2020	800	791
Becton Dickinson
2.881%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	500	501
Cardinal Health
2.359%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	975	976
Catholic Health Initiatives
2.600%, 08/01/2018	430	431
Centene
4.750%, 01/15/2025	3,660	3,639
DaVita
5.000%, 05/01/2025	351	344
Molina Healthcare
4.875%, 06/15/2025 (A)	2,000	1,915
Tenet Healthcare
4.625%, 07/15/2024 (A)	2,350	2,256
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	900	898
UnitedHealth Group
1.790%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	800	800
		18,536

Industrials — 0.8%
Air Lease
2.125%, 01/15/2020	500	493
BAE Systems Holdings
6.375%, 06/01/2019 (A)	600	627

36	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
1.900%, 03/22/2019	$750	$746
Fortive
1.800%, 06/15/2019	445	440
General Electric MTN
2.324%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	1,000	1,003
2.232%, VAR ICE LIBOR USD 3 Month+0.510%, 01/14/2019	400	401
John Deere Capital MTN
2.350%, 01/08/2021	375	370
Nielsen Finance
5.000%, 04/15/2022 (A)	3,690	3,732
Nielsen Luxembourg
5.000%, 02/01/2025 (A)	1,580	1,578
Norbord
5.375%, 12/01/2020 (A)	3,109	3,257
PACCAR Financial MTN
1.300%, 05/10/2019	255	252
Penske Truck Leasing
2.875%, 07/17/2018 (A)	305	305
Republic Services
3.800%, 05/15/2018	795	797
Sensata Technologies
5.000%, 10/01/2025 (A)	2,785	2,806
TTX MTN
2.250%, 02/01/2019 (A)	270	269
		17,076

Information Technology — 0.3%
Broadcom
2.375%, 01/15/2020	1,100	1,086
DXC Technology
2.875%, 03/27/2020	565	564
eBay
2.637%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,000	1,005
Entegris
4.625%, 02/10/2026 (A)	1,694	1,664
Hewlett Packard Enterprise
2.100%, 10/04/2019 (A)	1,050	1,036
		5,355

Materials — 0.2%
Air Liquide Finance
1.375%, 09/27/2019 (A)	700	686
Ball
5.250%, 07/01/2025	1,054	1,107
Glencore Finance Europe MTN
2.989%, VAR ICE LIBOR USD 3 Month+1.200%, 05/06/2018	950	951

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	$920	$959
		3,703

Real Estate — 0.3%
American Tower
2.800%, 06/01/2020	458	455
Equinix
5.750%, 01/01/2025	3,535	3,694
HCP
2.625%, 02/01/2020	450	447
Realogy Group
4.875%, 06/01/2023 (A)	1,585	1,534
RHP Hotel Properties
5.000%, 04/15/2023	1,035	1,040
		7,170

Telecommunication Services — 0.3%
AT&T
2.623%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	750	760
Inmarsat Finance
6.500%, 10/01/2024 (A)	2,775	2,824
SFR Group
7.375%, 05/01/2026 (A)	3,800	3,668
		7,252

Utilities — 0.2%
American Electric Power
2.150%, 11/13/2020	750	736
DTE Energy
1.500%, 10/01/2019	435	427
Emera US Finance
2.150%, 06/15/2019	230	228
NextEra Energy Capital Holdings
1.649%, 09/01/2018	145	144
Sempra Energy
1.959%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	925	925
1.625%, 10/07/2019	260	255
Southern
2.395%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (A)	400	402
Southern Power
2.176%, VAR ICE LIBOR USD 3 Month+0.550%, 12/20/2020 (A)	375	376

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Texas Energy (Escrow Security)
3.894%, 12/31/2034 (C)	$63	$8
		3,501

Total Corporate Obligations (Cost $164,125) ($ Thousands)		164,832

MUNICIPAL BONDS — 0.2%

California — 0.1%
California State, GO Callable 10/01/2021 @ 100
2.360%, 04/01/2047 (F)	925	934
Fresno County, Ser A, RB, NATL
4.658%, 08/15/2018	260	262

		1,196

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	500	499

Illinois — 0.1%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	415	419
Illinois State, GO
5.665%, 03/01/2018	895	895
State of Illinois, GO
5.547%, 04/01/2019	500	510

		1,824

Texas — 0.0%
Brazos Higher Education Authority, Ser 2006- 2, Cl A9, RB
1.703%, 12/26/2024 (F)	693	691

Total Municipal Bonds (Cost $4,202) ($ Thousands)		4,210

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes
1.500%, 12/31/2018	2,500	2,488

Total U.S. Treasury Obligation (Cost $2,489) ($ Thousands)		2,488

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.1%
TE Holdcorp, 0.000% *	149,588	$1,346

Total Preferred Stock (Cost $1,397) ($ Thousands)		1,346

COMMON STOCK — 0.0%
Boart Longyear Ltd *	7,027,423	71
Energy & Exploration Partners *(C)	540	—
TE Holdcorp *	102,547	103
Total Common Stock (Cost $4,003) ($ Thousands)		174

	Number of Warrants

WARRANTS — 0.0%
Lion Holdings, Expires 12/30/2027 Strike Price $–*	16,537	–
Total Warrants (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	50,249,226	50,249
Total Cash Equivalent (Cost $50,249) ($ Thousands)		50,249

	Face Amount (Thousands)

REPURCHASE AGREEMENT (G) — 0.0%
BNP Paribas
1.370%, dated 02/28/2018, to be repurchased on 03/01/2018, repurchase price $400,015 (collateralized by various U.S. Government Agency obligations, 2.750% - 4.500%, 07/20/2040 - 12/01/2047, ranging in par value from $1,000 - $353,984; with total market value $408,001)	$400	400

Total Repurchase Agreement (Cost $400) ($ Thousands)		400

Total Investments in Securities—100.8% (Cost $2,061,495) ($ Thousands)		$2,068,690

38	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(94)	Jun-2018	$(11,274)	$(11,284)	$(10)
U.S. 2-Year Treasury Note	(120)	Jun-2018	(25,503)	(25,496)	7
U.S. 5-Year Treasury Note	(42)	Jun-2018	(4,788)	(4,785)	3
U.S. Long Treasury Bond	(1)	Jun-2018	(144)	(144)	—

			$(41,709)	$(41,709)	$—

For the period ended February 28, 2018, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,051,541 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of February 28, 2018.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

On February 28, 2018, the value of these securities amounted to $641,456 ($ Thousands), representing 31.27% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Unsettled bank loan. Interest rate may not be available.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(G)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

PIK — Payment-in-kind

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$–	$650,001	$7,897	$657,898
Mortgage-Backed Securities	–	611,025	–	611,025
Loan Participations	–	576,068	–	576,068
Corporate Obligations	–	164,824	8	164,832
Municipal Bonds	–	4,210	–	4,210
U.S. Treasury Obligation	–	2,488	–	2,488
Preferred Stock	–	1,346	–	1,346
Repurchase Agreement	–	400	–	400
Common Stock	–	174	–	174
Warrants	–	–	–	–
Cash Equivalent	50,249	–	–	50,249

Total Investments in Securities	$50,249	$2,010,536	$7,905	$2,068,690

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$10	$—	$—	$10
Unrealized Depreciation	(10)	—	—	(10)

Total Other Financial Instruments	$—	$—	$—	$—

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Opportunistic Income Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$75,316	$702,040	$(727,107)	$50,249	$534

40	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 33.4%

Agency Mortgage-Backed Obligations — 28.8%
FHLMC
10.000%, 03/17/2026	$58	$58
7.500%, 08/01/2030 to 12/01/2036	560	625
7.000%, 05/01/2024 to 03/01/2039	159	175
6.500%, 10/01/2031 to 09/01/2039	1,017	1,145
6.000%, 03/01/2020 to 08/01/2038	1,743	1,916
5.500%, 02/01/2035 to 12/01/2038	2,907	3,247
5.000%, 04/01/2020 to 07/01/2044	5,121	5,499
4.500%, 08/01/2020 to 08/01/2047	20,535	21,638
4.000%, 10/01/2025 to 07/01/2047	44,644	46,208
3.500%, 09/01/2026 to 01/01/2048	71,841	72,267
3.000%, 03/01/2031 to 01/01/2047	51,099	49,655
2.500%, 12/01/2031 to 01/01/2032	7,188	7,012
FHLMC ARM
4.055%, VAR ICE LIBOR USD 12 Month+2.299%, 05/01/2036	111	118
3.771%, VAR ICE LIBOR USD 12 Month+1.993%, 12/01/2036	160	169
3.345%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	52	55
3.086%, VAR ICE LIBOR USD 12 Month+1.623%, 02/01/2045	863	867
2.999%, VAR ICE LIBOR USD 12 Month+1.636%, 11/01/2047	1,258	1,250
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	20	21
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	192	216
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	50	54
FHLMC CMO, Ser 2003-2671, Cl S
11.848%, VAR LIBOR USD 1 Month+14.758%, 09/15/2033	77	91
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	137	139
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	361	383
FHLMC CMO, Ser 2005-2945, Cl SA
9.437%, VAR LIBOR USD 1 Month+12.294%, 03/15/2020	17	17
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020 (A)	3	3
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	8	7
FHLMC CMO, Ser 2007-3346, Cl FA
1.818%, VAR LIBOR USD 1 Month+0.230%, 02/15/2019	2	2
FHLMC CMO, Ser 2008-3451, Cl SB, IO
4.443%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	506	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2009-3546, Cl A
3.104%, 02/15/2039 (B)	$114	$116
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.643%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	150	20
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	121	121
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	359	360
FHLMC CMO, Ser 2012-4030, Cl HS, IO
5.023%, VAR LIBOR USD 1 Month+6.610%, 04/15/2042	86	14
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	3,662	3,563
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	771	111
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	8,136	8,028
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	1,306	212
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,581	1,435
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,278
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	1,335	1,381
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	5,235	5,412
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	4,282	4,432
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	2,827	2,983
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	12,055	11,874
FHLMC Multifamily Structured Pass-Through
Certificates, SerJ15F, Cl A2 2.710%, 12/25/2020	350	349
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K015, Cl X1, IO 1.592%, 07/25/2021 (B)	2,866	130
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K016, Cl X1, IO 1.521%, 10/25/2021 (B)	512	23
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K021, Cl A1 1.603%, 01/25/2022	292	285
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K029, Cl A1 2.839%, 10/25/2022	203	203
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K072, Cl A2 3.444%, 12/25/2050	1,440	1,462

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K714, Cl A1 2.075%, 12/25/2019	$51	$51
FHLMC Multifamily Structured Pass-Through
Certificates, Ser KF34, Cl A 1.940%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	2,705	2,704
FHLMC Multifamily Structured Pass-Through
Certificates, Ser KJ03, Cl A2 2.328%, 06/25/2021	960	943
FHLMC Multifamily Structured Pass-Through
Certificates, Ser KJ10, Cl A1 2.124%, 12/25/2022	126	124
FHLMC Multifamily Structured Pass-Through
Certificates, Ser KJ11, Cl A1 2.045%, 07/25/2022	106	105
FHLMC Multifamily Structured Pass-Through
Certificates, Ser KP03, Cl A2 1.780%, 07/25/2019	79	79
FHLMC Multifamily Structured Pass-Through
Certificates, Ser KW02, Cl A1 2.896%, 04/25/2026	2,240	2,193
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	512	560
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
4.363%, VAR LIBOR USD 1 Month+5.950%, 05/15/2041	887	109
FHLMC STRIP CMO, Ser 2016-353, Cl S1, IO
4.413%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	1,269	235
FHLMC TBA
4.000%, 03/15/2041	26,055	26,685
3.500%, 03/15/2045	72,505	72,414
3.000%, 03/15/2043	11,900	11,525
FNMA
8.000%, 05/01/2023 to 06/01/2031	63	71
7.500%, 06/01/2030 to 11/01/2038	255	289
7.000%, 09/01/2026 to 02/01/2039	1,449	1,639
6.500%, 12/01/2022 to 10/01/2037	802	894
6.000%, 10/01/2019 to 10/01/2040	4,200	4,689
5.500%, 06/01/2020 to 08/01/2038	4,326	4,709
5.000%, 02/01/2020 to 08/01/2056	20,380	21,999
4.540%, 01/01/2020 to 05/01/2021	2,696	2,794
4.500%, 01/01/2020 to 01/01/2048	72,808	76,705
4.363%, 11/01/2021	5,186	5,370
4.250%, 04/01/2021	2,000	2,079
4.060%, 07/01/2021	2,188	2,264
4.050%, 01/01/2021	1,430	1,475
4.040%, 10/01/2020	2,120	2,181
4.000%, 07/01/2020 to 12/01/2047	226,098	233,269
3.980%, 08/01/2021	4,256	4,394
3.850%, 08/01/2025	3,367	3,507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.762%, 12/01/2020	$2,204	$2,256
3.740%, 07/01/2020	1,250	1,277
3.730%, 03/01/2026	2,493	2,576
3.619%, 12/01/2020	2,939	3,004
3.587%, 09/01/2020	5,238	5,344
3.500%, 08/01/2028 to 03/01/2057	57,241	57,684
3.490%, 02/01/2033	3,000	2,979
3.300%, 02/01/2030	330	328
3.290%, 10/01/2020	926	936
3.230%, 11/01/2020	1,361	1,377
3.190%, 05/01/2030	2,449	2,393
3.010%, 05/01/2028	2,898	2,837
3.000%, 10/01/2028 to 01/01/2048	58,598	57,622
2.950%, 05/01/2031	3,322	3,181
2.910%, 06/01/2025	635	627
2.830%, 06/01/2022	2,449	2,441
2.820%, 06/01/2022	2,782	2,772
2.810%, 04/01/2025	250	246
2.705%, 04/01/2023	207	205
2.593%, 04/01/2023	6,795	6,678
2.500%, 10/01/2042	3,693	3,468
0.000%, 03/01/2028	930	921
FNMA ARM
4.372%, VAR ICE LIBOR USD 12 Month+1.776%, 04/01/2040	492	511
3.474%, VAR ICE LIBOR USD 12 Month+1.650%, 05/01/2037	7	7
3.386%, VAR ICE LIBOR USD 12 Month+1.593%, 12/01/2035	29	30
3.230%, VAR ICE LIBOR USD 12 Month+1.620%, 06/01/2047	2,404	2,413
3.135%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	2,380	2,402
3.027%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	1,966	1,962
2.978%, VAR ICE LIBOR USD 12 Month+1.616%, 09/01/2047	6,964	6,998
2.945%, VAR ICE LIBOR USD 12 Month+1.610%, 10/01/2047	2,396	2,403
2.939%, VAR ICE LIBOR USD 12 Month+1.607%, 11/01/2047	1,811	1,812
2.895%, VAR ICE LIBOR USD 12 Month+1.608%, 12/01/2047	1,940	1,939
2.734%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	836	831
2.684%, VAR ICE LIBOR USD 12 Month+1.610%, 05/01/2046	1,475	1,474
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	82	88
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	77	82

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 1993-149, Cl SH
11.500%, VAR LIBOR USD 1 Month+65.406%, 08/25/2023	$45	$53
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	244	262
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	181	192
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	172	187
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	154	172
FNMA CMO, Ser 1998-61, Cl PL
6.000%, 11/25/2028	1	1
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	149	160
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	23	25
FNMA CMO, Ser 2003-124, Cl TS
9.800%, VAR LIBOR USD 1 Month+100.800%, 01/25/2034	14	16
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	362	402
FNMA CMO, Ser 2005-74, Cl CS
15.563%, VAR LIBOR USD 1 Month+20.020%, 05/25/2035	129	154
FNMA CMO, Ser 2006-104, Cl MI, IO
5.129%, VAR LIBOR USD 1 Month+6.750%, 11/25/2036	1,531	154
FNMA CMO, Ser 2006-125, Cl SM, IO
5.579%, VAR LIBOR USD 1 Month+7.200%, 01/25/2037	644	93
FNMA CMO, Ser 2006-33, Cl LS
22.857%, VAR LIBOR USD 1 Month+30.150%, 05/25/2036	95	141
FNMA CMO, Ser 2006-46, Cl SW
18.257%, VAR LIBOR USD 1 Month+24.199%, 06/25/2036	77	108
FNMA CMO, Ser 2006-51, Cl SP, IO
5.029%, VAR LIBOR USD 1 Month+6.650%, 03/25/2036	114	14
FNMA CMO, Ser 2007-64, Cl FA
2.091%, VAR LIBOR USD 1 Month+0.470%, 07/25/2037	14	14
FNMA CMO, Ser 2007-68, Cl SC, IO
5.079%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	277	40
FNMA CMO, Ser 2008-22, Cl SI, IO
4.809%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	2,553	73
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	32	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2009-103, Cl MB
3.527%, 12/25/2039 (B)	$235	$251
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,957	1,763
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,708
FNMA CMO, Ser 2010-150, Cl SK, IO
4.909%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	913	140
FNMA CMO, Ser 2010-27, Cl AS, IO
4.859%, VAR LIBOR USD 1 Month+6.480%, 04/25/2040	1,129	191
FNMA CMO, Ser 2011-2, Cl WA
5.830%, 02/25/2051 (B)	153	162
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	252	252
FNMA CMO, Ser 2011-75, Cl FA
2.171%, VAR LIBOR USD 1 Month+0.550%, 08/25/2041	187	189
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,041	66
FNMA CMO, Ser 2011-96, Cl SA, IO
4.929%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	2,256	317
FNMA CMO, Ser 2012-133, Cl CS, IO
4.529%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	1,327	220
FNMA CMO, Ser 2012-134, Cl MS, IO
4.529%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	602	117
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	45	48
FNMA CMO, Ser 2012-35, Cl SC, IO
4.879%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	590	106
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	755	845
FNMA CMO, Ser 2012-70, Cl YS, IO
5.029%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	357	45
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	65	59
FNMA CMO, Ser 2012-74, Cl SA, IO
5.029%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	1,051	139
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	130	114
FNMA CMO, Ser 2012-75, Cl NS, IO
4.979%, VAR LIBOR USD 1 Month+6.600%, 07/25/2042	364	65
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	3,519	2,631

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	$1,534	$1,150
FNMA CMO, Ser 2013-124, Cl SB, IO
4.329%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	976	169
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1,116	96
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	846	783
FNMA CMO, Ser 2013-54, Cl BS, IO
4.529%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	619	112
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,674	1,892
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,825	1,973
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	1,212	1,231
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	5,051	5,103
FNMA CMO, Ser 2016-60, Cl QS, IO
4.479%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	2,072	293
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	2,196	2,176
FNMA CMO, Ser 2017-76, Cl SB, IO
4.479%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	3,446	604
FNMA CMO, Ser 2017-85, Cl SC, IO
4.579%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	1,116	188
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	242	43
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	315	57
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,259	248
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	1,269	268
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,851	165
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	2,563	204
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,152	212

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA TBA
5.000%, 03/15/2045	$8,200	$8,752
4.500%, 04/14/2033 to 03/01/2045	143,950	150,484
4.000%, 03/01/2039 to 05/01/2039	130,570	133,517
3.500%, 04/15/2030 to 03/15/2045	120,985	120,778
3.000%, 03/15/2030 to 03/15/2043	70,090	68,522
FNMA, Ser 141, Cl 1
2.964%, 05/01/2027	4,857	4,764
FNMA, Ser 2014-M12, Cl FA
1.858%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	857	856
FNMA, Ser 2014-M3, Cl X2, IO
0.096%, 01/25/2024 (B)	50,454	246
FNMA, Ser 2015-M3, Cl FA
1.778%, VAR LIBOR USD 1 Month+0.220%, 06/25/2018	79	79
FNMA, Ser 2015-M8, Cl X2, IO
0.171%, 01/25/2025 (B)	88,204	859
FNMA, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	1,222	1,143
FNMA, Ser 2017-M13, Cl A2
2.939%, 09/25/2027 (B)	1,408	1,365
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	1,311	1,255
FNMA, Ser 2018-M1, Cl A2
2.986%, 12/25/2027 (B)	8,400	8,165
FNMA, Ser 2018-M2, Cl A2
2.903%, 01/25/2028 (B)	2,270	2,190
GNMA
7.000%, 04/15/2026 to 05/15/2033	852	927
6.500%, 01/15/2024 to 07/15/2035	1,540	1,716
6.000%, 12/15/2023 to 10/20/2040	5,427	6,106
5.000%, 12/20/2039 to 10/20/2047	10,180	10,748
4.500%, 01/20/2040 to 01/20/2048	65,211	68,221
4.000%, 07/15/2045 to 12/20/2047	25,816	26,588
3.500%, 03/20/2046 to 11/20/2047	27,546	27,739
3.000%, 04/15/2045 to 11/20/2047	32,544	31,848
GNMA ARM
3.060%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.440%, 01/20/2060	856	879
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 07/20/2034	10	10
GNMA CMO, Ser 2001-22, Cl PS
16.879%, VAR LIBOR USD 1 Month+21.008%, 03/17/2031	231	293
GNMA CMO, Ser 2002-57, Cl SB
88.678%, VAR LIBOR USD 1 Month+112.500%, 08/16/2032	30	91

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2003-60, Cl GS
9.770%, VAR LIBOR USD 1 Month+12.417%, 05/16/2033	$24	$25
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	6	6
GNMA CMO, Ser 2005-7, Cl JM
13.226%, VAR LIBOR USD 1 Month+16.720%, 05/18/2034	5	6
GNMA CMO, Ser 2006-16, Cl GS, IO
5.396%, VAR LIBOR USD 1 Month+6.990%, 04/20/2036	615	91
GNMA CMO, Ser 2007-78, Cl SA, IO
4.942%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	3,761	457
GNMA CMO, Ser 2009-106, Cl KS, IO
4.806%, VAR LIBOR USD 1 Month+6.400%, 11/20/2039	4,686	572
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,470
GNMA CMO, Ser 2009-66, Cl XS, IO
5.212%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	44	5
GNMA CMO, Ser 2009-8, Cl PS, IO
4.712%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	40	4
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (A)	80	77
GNMA CMO, Ser 2010-31, Cl GS, IO
4.906%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	130	6
GNMA CMO, Ser 2010-4, Cl NS, IO
4.802%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	6,435	958
GNMA CMO, Ser 2010-4, Cl SL, IO
4.812%, VAR LIBOR USD 1 Month+6.400%, 01/16/2040	135	19
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	1,574	1,627
GNMA CMO, Ser 2010-85, Cl HS, IO
5.056%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	437	46
GNMA CMO, Ser 2010-H10, Cl FC
2.567%, VAR ICE LIBOR USD 1 Month+1.000%, 05/20/2060	2,946	2,988
GNMA CMO, Ser 2010-H26, Cl LF
1.912%, VAR ICE LIBOR USD 1 Month+0.350%, 08/20/2058	3,956	3,925
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	69	16
GNMA CMO, Ser 2011-H09, Cl AF
2.062%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	1,241	1,243

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-112, Cl IO, IO
0.284%, 02/16/2053 (B)	$6,633	$146
GNMA CMO, Ser 2012-124, Cl AS, IO
4.612%, VAR LIBOR USD 1 Month+6.200%, 10/16/2042	985	164
GNMA CMO, Ser 2012-142, Cl IO, IO
0.996%, 04/16/2054 (B)	18,798	733
GNMA CMO, Ser 2012-27, Cl IO, IO
0.980%, 04/16/2053 (B)	9,642	313
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,065	89
GNMA CMO, Ser 2012-98, Cl SA, IO
4.512%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	800	127
GNMA CMO, Ser 2013-145, Cl IO, IO
1.071%, 09/16/2044 (B)	8,245	412
GNMA CMO, Ser 2013-163, Cl IO, IO
1.147%, 02/16/2046 (B)	11,624	585
GNMA CMO, Ser 2013-H01, Cl TA
2.062%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	621	622
GNMA CMO, Ser 2013-H01, Cl JA
1.882%, VAR ICE LIBOR USD 1 Month+0.320%, 01/20/2063	1,093	1,090
GNMA CMO, Ser 2014-124, Cl IE, IO
0.745%, 05/16/2054 (B)	9,508	392
GNMA CMO, Ser 2014-186, Cl IO, IO
0.780%, 08/16/2054 (B)	15,055	714
GNMA CMO, Ser 2014-47, Cl IA, IO
0.371%, 02/16/2048 (B)	2,150	75
GNMA CMO, Ser 2014-50, Cl IO, IO
0.861%, 09/16/2055 (B)	5,062	267
GNMA CMO, Ser 2014-H04, Cl FB
2.212%, VAR ICE LIBOR USD 1 Month+0.650%, 02/20/2064	2,331	2,347
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	604	127
GNMA CMO, Ser 2016-128, Cl IO, IO
0.936%, 09/16/2056 (B)	13,054	1,020
GNMA CMO, Ser 2016-135, Cl SB, IO
4.512%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	622	143
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	73	15
GNMA TBA
4.500%, 03/01/2039	11,780	12,246
4.000%, 04/01/2040 to 03/15/2045	41,235	42,297
3.500%, 04/15/2041 to 03/15/2045	90,640	91,119
3.000%, 03/15/2045 to 04/15/2045	34,330	33,543
GNMA, Ser 2011-92, Cl AB
2.700%, 11/16/2044	8	8

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-33, Cl A
1.899%, 03/16/2040	$74	$73
GNMA, Ser 2017-190, Cl IO, IO
0.691%, 03/16/2060 (B)	7,421	468
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.030%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	3,389	3,402
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.121%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	272	273
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
2.181%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	295	297
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.030%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	26	26

		1,843,335

Non-Agency Mortgage-Backed Obligations — 4.6%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
2.121%, VAR ICE LIBOR USD 1 Month+0.560%, 06/25/2045	4,458	4,390
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.928%, 03/26/2037 (B)(C)	37	37
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
3.629%, 11/28/2035 (B)(C)	81	80
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.808%, 11/25/2021 (B)	37	34
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.128%, 04/25/2037 (B)	129	123
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	14	15
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	146	155
Banc of America Funding, Ser 2004-C, Cl 1A1
3.883%, 12/20/2034 (B)	59	59
Banc of America Funding, Ser 2005-B, Cl 2A1
3.639%, 04/20/2035 (B)	1,655	1,465
Banc of America Funding, Ser 2006-G, Cl 2A4
1.884%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	5,354	5,377

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding, Ser 2015-R2, Cl 9A1
1.836%, VAR ICE LIBOR USD 1 Month+0.215%, 03/27/2036 (C)	$3,611	$3,585
Banc of America Re-Remic Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (C)	242	240
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,370	1,360
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,465
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	131	134
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.364%, 05/25/2034 (B)	73	68
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.651%, 05/25/2034 (B)	34	35
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
2.361%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	9	9
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.402%, 06/11/2041 (B)(C)	129	1
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	2,555	–
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.634%, 12/11/2049 (B)(C)	818	2
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	443	433
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	1,686	1,623
CD Commercial Mortgage Trust, Ser 2016-CDS, Cl A4
3.526%, 11/10/2049 (B)	1,280	1,280
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,251
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	734	732
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	1,764	1,754
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	707	698

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	$988	$974
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	966	948
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	964	968
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	712	727
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	544	535
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	760
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	565	563
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	1,660	1,662
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.677%, 02/25/2037 (B)	73	73
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.664%, 02/25/2037 (B)	68	67
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.671%, 07/25/2037 (B)	123	123
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
2.401%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	3,081	2,959
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-1A, Cl A2
1.951%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2035 (C)	2,928	2,879
Chicago Skyscraper Trust, Ser 2017-SKY, Cl B
2.688%, VAR LIBOR USD 1 Month+1.100%, 02/15/2030 (C)	1,300	1,300
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,459
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	222	222

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	$1,290	$1,304
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/2047	1,716	1,740
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/2048	874	859
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.740%, 09/25/2033 (B)	93	94
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
3.400%, 02/25/2034 (B)	25	24
Citigroup Mortgage Loan Trust, Ser 2004- RR2, Cl A2
3.285%, 05/25/2034 (B)(C)	163	166
Citigroup Mortgage Loan Trust, Ser 2004- UST1, Cl A6
3.254%, 08/25/2034 (B)	66	64
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
3.333%, 09/25/2033 (B)(C)	156	158
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.778%, 11/10/2031 (B)(C)	1,290	1,252
Cold Storage Trust, Ser 2017-ICE3, Cl A
2.588%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (C)	3,980	3,996
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	209	208
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	208	200
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,410
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	533	534
COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/2046	458	468
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	40	40
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	1,150	1,214
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	1,928	1,933
COMM Mortgage Trust, Ser 2014-LC15, Cl A4
4.006%, 04/10/2047	783	810
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	258	266

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.355%, 03/10/2047 (B)	$15,070	$770
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	583	592
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	512
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	1,408	1,426
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	135	135
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.199%, 02/10/2048 (B)	17,333	1,094
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,460
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	728	712
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
3.301%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (C)	1,680	1,681
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,750
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	756	743
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.079%, 10/10/2046 (B)	90	90
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	763	790
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	196
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	17	17
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	228
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.611%, 08/10/2049 (B)(C)	1,350	1,369
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	1,653	1,678
Commercial Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/2034 (C)	$1,400	$1,399
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	768	774
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (A)	65	60
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	339	354
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
2.301%, VAR 12 Month Treas Avg+1.100%, 08/25/2035	304	217
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2004-14, Cl 4A1
3.176%, 08/25/2034 (B)	161	157
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	227	218
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	193	195
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	113	122
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%, 08/15/2048	1,040	1,054
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	2,593	2,646
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	327	330
CSMC Trust, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (C)	4,603	4,598
CSMC Trust, Ser 2015-GLPA, Cl A
3.881%, 11/15/2037 (C)	210	215
CSMC Trust, Ser 2016-BDWN, Cl B
6.088%, VAR LIBOR USD 1 Month+4.500%, 02/15/2029 (C)	1,720	1,729
CSMC Trust, Ser 2016-BDWN, Cl A
4.488%, VAR LIBOR USD 1 Month+2.900%, 02/15/2029 (C)	4,260	4,279
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	433	427
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B)(C)	2,845	2,925

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.394%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	$763	$708
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	3,670	3,630
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.271%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	7,214	7,331
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.471%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	4,089	4,237
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.521%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	3,030	3,117
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
3.344%, 09/25/2034 (B)	160	158
FREMF Mortgage Trust, Ser K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	26,957	181
GE Business Loan Trust, Ser 2007-1A, Cl A
1.758%, VAR LIBOR USD 1 Month+0.170%, 04/16/2035 (C)	501	488
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	250	249
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	4,610	4,625
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.866%, 11/10/2039 (B)(C)	1,094	–
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	182	182
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A2
3.033%, 11/10/2046	566	567
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	390	410
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	668	686
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
0.852%, 07/10/2048 (B)	37,993	1,698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	$1,102	$1,072
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	734	699
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	2	2
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
3.029%, 09/25/2035 (B)(C)	256	19
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	107	111
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	27	28
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
2.521%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2034	83	83
Hudson Yards, Ser 2016-10HY, Cl A
2.835%, 08/10/2038 (C)	1,200	1,133
Impac CMB Trust, Ser 2005-4, Cl 2A1
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	130	129
Impac CMB Trust, Ser 2007-A, Cl M1
2.421%, VAR ICE LIBOR USD 1
Month+0.800%, 05/25/2037 (C)	1,708	1,599
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	3,712	3,945
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
1.971%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	980	962
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
2.481%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	21	20
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	34	31
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (B)	410	428
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	962	964
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.881%, 01/15/2047 (B)	230	241

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	$1,636	$1,676
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.559%, 09/15/2047 (B)	750	732
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	844	859
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,794	3,690
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	666	665
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	1,103	1,087
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (B)	999	1,034
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	2,370	2,423
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	1,940	1,980
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	1,775	1,782
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	2,149	2,175
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	813	810
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 03/15/2050 (B)	2,429	2,444
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050 (B)	3,610	3,608
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	291	294
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl E
5.538%, 08/12/2037 (B)	2,155	2,184
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.259%, 06/12/2043 (B)	6,873	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	$985	$990
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
1.743%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	207	206
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	1,885	1,925
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	1,875	1,879
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	1,199	1,212
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	2,229	2,230
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	635	637
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	79	81
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl C
4.438%, VAR LIBOR USD 1 Month+2.850%, 05/15/2028 (C)	793	795
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	1,000	980
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,330
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
3.733%, 01/15/2049	907	929
2.713%, 08/15/2049	993	965
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	1,310	1,248
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
3.169%, 06/25/2034 (B)	595	590
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.710%, 02/25/2035 (B)	205	210
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
3.710%, 04/25/2035 (B)	51	52

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.721%, 08/25/2034 (B)	$260	$263
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.585%, 11/25/2033 (B)	274	279
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.190%, 10/26/2048 (B)(C)	9,173	9,177
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.190%, 10/26/2048 (B)(C)	3,407	3,285
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.385%, 02/15/2041 (B)(C)	1,953	–
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.319%, 04/15/2041 (B)	30	31
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	1,815	1,815
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.467%, 11/21/2034 (B)	3,001	3,082
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
3.467%, 11/21/2034 (B)	408	418
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.625%, 06/25/2034 (B)	7	7
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	563	584
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	312	277
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,594	1,495
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
1.971%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	305	255
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	21	17
MASTR Seasoned Securities Trust, Ser 2004- 1, Cl 4A1
3.604%, 10/25/2032 (B)	6	6
MASTR Seasoned Securities Trust, Ser 2005- 1, Cl 4A1
3.410%, 10/25/2032 (B)	49	49
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.574%, 07/25/2033 (B)	65	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.305%, 12/25/2034 (B)	$185	$186
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
3.470%, 02/25/2034 (B)	72	72
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.875%, 02/25/2034 (B)	46	47
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
3.274%, 08/25/2034 (B)	110	113
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
2.888%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	138	133
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
3.452%, 02/25/2036 (B)	124	126
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.512%, 12/12/2049 (B)(C)	385	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.477%, 08/15/2045 (B)(C)	3,644	186
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.082%, 07/15/2046 (B)	1,600	1,666
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 07/15/2046	149	149
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	81	81
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	1,007	1,018
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	2,565	2,606
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049	482	484
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl ASB
2.729%, 09/15/2049	3,493	3,338
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.326%, 02/12/2044 (B)(C)	5,110	64
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A3
3.540%, 12/15/2048	694	696

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.111%, 11/15/2049 (B)	$16,392	$1,078
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	1,229	1,203
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	756	729
Morgan Stanley Capital I Trust, Ser 2016- UBS9, Cl A1
1.711%, 03/15/2049	690	680
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.665%, 04/25/2034 (B)	193	203
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047 (D)	18	11
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
1.900%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	5,301	4,507
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (B)(C)	2,030	1,941
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (B)(C)	3,480	3,602
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (B)(C)	7,704	8,032
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.720%, 05/25/2036 (B)	200	194
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)	1,875	1,939
Opteum Mortgage Acceptance Pass-Through Certificates, Ser 2005-1, Cl M6
2.926%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	4,462	4,260
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	70	74
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	15	12
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,455	1,056
RALI Trust, Ser 2005-QO5, Cl A1
2.201%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	671	591
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	18	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding Trust, Ser 2013- GSP, Cl A
3.834%, 01/13/2032 (B)(C)	$1,380	$1,396
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034	772	788
Residential Accredit Loans, Ser 2005-QO2, Cl A1
2.561%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	461	439
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	54	58
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	193	203
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	227	226
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.556%, 12/25/2034 (B)	466	468
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A 2.510%, VAR LIBOR USD 1
Month+0.950%, 06/15/2033 (C)	1,340	1,342
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
2.102%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035	210	195
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
2.123%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)	1,270	1,270
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
1.941%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,953	1,904
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.821%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	1,271	1,310
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.250%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	140	135
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
2.070%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035	1,819	1,777
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	243	248

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities, Ser 2003-31A, Cl 2A7
3.418%, 10/25/2033 (B)	$2,836	$2,883
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.392%, 12/25/2033 (B)	64	65
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.261%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	281	271
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
1.753%, VAR ICE LIBOR GDP 3 Month+1.200%, 02/20/2054 (C)	GBP 1,495	2,076
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.078%, 05/10/2045 (B)(C)	$4,666	323
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl AS
3.739%, 08/15/2050 (B)	1,930	1,902
UBS Commercial Mortgage Trust, Ser 2017-C7, Cl A4
3.679%, 12/15/2050	1,351	1,357
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	1,143	1,160
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A2
2.067%, 04/10/2046	7	7
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	99
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	1,110	1,128
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (C)	1,210	1,225
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.051%, 06/15/2045 (B)(C)	6,780	–
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
3.611%, 01/25/2033 (B)	118	120
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
3.450%, 10/25/2033 (B)	141	142
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
3.239%, 06/25/2033 (B)	117	118
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.132%, 08/25/2033 (B)	111	112

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
3.227%, 08/25/2033 (B)	$79	$80
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.333%, 09/25/2033 (B)	250	256
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
13.006%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	20	22
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	393	401
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.218%, 06/25/2034 (B)	98	100
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
1.881%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	6,811	6,728
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
1.911%, VAR ICE LIBOR USD 1 Month+0.290%, 12/25/2045	2,203	2,164
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
2.271%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,872	1,149
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.253%, VAR Cost of Funds 11th District of San Fran+1.500%, 10/25/2046	575	558
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.000%, 11/25/2036 (B)	172	164
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.246%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	268	264
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.942%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	238	157
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	286	55

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	$8	$8
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (A)	18	16
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	72	66
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (B)(C)	1,530	1,521
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	1,310	1,263
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
3.744%, 02/25/2034 (B)	106	106
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.787%, 12/25/2034 (B)	86	89
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.450%, 12/25/2034 (B)	144	146
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.684%, 07/25/2034 (B)	223	228
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
3.554%, 08/25/2034 (B)	44	45
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
3.463%, 08/25/2035 (B)	101	103
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.738%, 06/25/2035 (B)	221	226
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
3.620%, 10/25/2033 (B)	73	74
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
3.700%, 11/25/2036 (B)	162	162
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
3.611%, 04/25/2036 (B)	126	125
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
3.526%, 03/26/2035 (B)(C)	3,046	3,191

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.436%, 06/15/2045 (B)(C)	$2,781	$130
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.281%, 03/15/2048 (B)(C)	11,960	605
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (B)	150	157
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	124
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	210	218
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.128%, 03/15/2047 (B)	4,938	227
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,329
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.111%, 08/15/2047 (B)	15,425	763
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,195
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.655%, 10/15/2057 (B)	5,250	163
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	110	112
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,354

		293,688
Total Mortgage-Backed Securities (Cost $2,165,849) ($ Thousands)		2,137,023

U.S. TREASURY OBLIGATIONS – 30.0%
U.S. Treasury Bills
1.474%, 06/14/2018 (A)	1,058	1,053
U.S. Treasury Bonds
7.500%, 11/15/2024	840	1,084
6.000%, 02/15/2026	1,060	1,301
5.375%, 02/15/2031	470	595
5.250%, 11/15/2028	65	79
3.000%, 05/15/2045	20,756	20,276
3.000%, 11/15/2045	6,757	6,597

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 02/15/2047	$7,341	$7,158
3.000%, 05/15/2047	25,963	25,304
3.000%, 02/15/2048	153,924	150,112
2.875%, 08/15/2045	10,400	9,914
2.875%, 11/15/2046	14,278	13,581
2.750%, 08/15/2047	29,469	27,298
2.750%, 11/15/2047	57,343	53,127
2.500%, 02/15/2045	103,153	91,322
2.500%, 02/15/2046	69,265	61,107
2.500%, 05/15/2046	29,107	25,655
2.250%, 08/15/2046	29,375	24,498
U.S. Treasury Inflation-Protected Securities
0.875%, 02/15/2047	6,570	6,380
0.750%, 02/15/2042	2,313	2,211
0.625%, 02/15/2043	9,114	8,425
0.375%, 07/15/2027	5,634	5,461
U.S. Treasury Notes
3.500%, 05/15/2020	145	149
2.875%, 03/31/2018	235	235
2.750%, 11/15/2023	340	341
2.750%, 02/15/2024	2,580	2,582
2.750%, 02/28/2025	2,011	2,004
2.750%, 02/15/2028	33,330	32,990
2.625%, 02/28/2023	64,431	64,350
2.500%, 01/31/2025	3,012	2,955
2.375%, 01/31/2023	65,521	64,687
2.375%, 08/15/2024	235	229
2.250%, 02/15/2021	25,501	25,378
2.250%, 10/31/2024	35,070	33,911
2.250%, 12/31/2024	3,596	3,473
2.250%, 11/15/2025	610	585
2.250%, 02/15/2027	24,183	22,974
2.250%, 08/15/2027	47,020	44,542
2.250%, 11/15/2027	109,605	103,697
2.125%, 12/31/2022	218,563	213,381
2.125%, 11/30/2024	10,210	9,788
2.000%, 01/31/2020	22,264	22,159
2.000%, 05/31/2021	1,015	1,000
2.000%, 08/31/2021	29,670	29,153
2.000%, 10/31/2021	15,220	14,931
2.000%, 12/31/2021	10,269	10,058
2.000%, 10/31/2022	630	612
2.000%, 11/30/2022	1,612	1,566
2.000%, 02/15/2023	410	398
2.000%, 02/15/2025	68,885	65,352
2.000%, 11/15/2026	34,529	32,198
1.875%, 12/31/2019	43,328	43,037
1.875%, 06/30/2020	13,740	13,591
1.875%, 12/15/2020	13,272	13,085
1.875%, 01/31/2022	19,804	19,293
1.875%, 03/31/2022	18,033	17,536
1.875%, 04/30/2022	25,074	24,359

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.875%, 07/31/2022	$20,198	$19,571
1.750%, 11/30/2019	5,024	4,982
1.750%, 11/15/2020	2,180	2,144
1.750%, 12/31/2020	3,588	3,523
1.750%, 04/30/2022	590	570
1.750%, 01/31/2023	35,455	33,988
1.625%, 07/31/2020	27,182	26,719
1.625%, 10/15/2020	26,681	26,174
1.625%, 08/31/2022	11,481	10,997
1.500%, 10/31/2019	82,654	81,676
1.500%, 05/31/2020	23,854	23,419
1.500%, 07/15/2020	5,104	5,005
1.500%, 08/15/2020	9,016	8,834
1.500%, 08/15/2026	30,437	27,312
1.375%, 07/31/2019	9,311	9,208
1.375%, 09/30/2019	39,521	39,005
1.375%, 05/31/2020	24,765	24,245
1.375%, 08/31/2020	4,022	3,926
1.375%, 09/30/2020	7,289	7,108
1.375%, 10/31/2020	250	244
1.375%, 04/30/2021	560	541
1.250%, 04/30/2019	6,051	5,989
1.250%, 08/31/2019	2,150	2,120
1.125%, 02/28/2021	19,258	18,527
1.125%, 07/31/2021	30,430	29,061
1.125%, 08/31/2021	11,625	11,083
1.000%, 06/30/2019	450	443
U.S. Treasury STRIPS
3.812%, 02/15/2045(A)	13,435	5,754
2.890%, 08/15/2045(A)	7,195	3,030
Total U.S. Treasury Obligations (Cost $1,951,038) ($ Thousands)		1,914,315

CORPORATE OBLIGATIONS – 28.0%

Consumer Discretionary – 1.8%
21st Century Fox America
8.875%, 04/26/2023	150	184
6.900%, 03/01/2019	4,000	4,168
6.650%, 11/15/2037	310	403
6.200%, 12/15/2034	265	328
4.950%, 10/15/2045	405	452
4.750%, 11/15/2046	560	604
Advance Auto Parts
5.750%, 05/01/2020	175	184
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	3,605	3,461
2.700%, 07/26/2022 (C)	2,515	2,432
Amazon.com
4.950%, 12/05/2044	600	681
4.800%, 12/05/2034	187	207

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 08/22/2057 (C)	$399	$398
4.050%, 08/22/2047 (C)	1,625	1,615
3.875%, 08/22/2037 (C)	1,698	1,687
3.800%, 12/05/2024	688	706
3.150%, 08/22/2027 (C)	2,321	2,237
2.800%, 08/22/2024 (C)	4,115	3,983
American Honda Finance MTN
3.875%, 09/21/2020 (C)	1,425	1,461
AutoZone
3.750%, 06/01/2027	1,630	1,597
2.500%, 04/15/2021	44	43
BMW US Capital LLC
2.150%, 04/06/2020 (C)	2,085	2,059
CBS
3.700%, 06/01/2028 (C)	1,200	1,153
3.375%, 02/15/2028	1,220	1,142
2.500%, 02/15/2023	2,435	2,320
2.300%, 08/15/2019	220	219
Charter Communications Operating LLC
6.484%, 10/23/2045	630	710
6.384%, 10/23/2035	380	429
5.375%, 05/01/2047 (C)	909	900
4.464%, 07/23/2022	4,520	4,625
4.200%, 03/15/2028	3,743	3,592
3.750%, 02/15/2028	768	710
Comcast
7.050%, 03/15/2033	50	65
4.750%, 03/01/2044	120	128
4.400%, 08/15/2035	4,015	4,081
4.250%, 01/15/2033	360	369
4.200%, 08/15/2034	570	572
4.000%, 08/15/2047	400	376
3.900%, 03/01/2038	1,000	954
3.200%, 07/15/2036	170	150
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	305
Comcast Cable Holdings
10.125%, 04/15/2022	190	235
Daimler Finance North America
2.375%, 08/01/2018 (C)	2,620	2,620
2.300%, 01/06/2020 (C)	3,120	3,086
Discovery Communications LLC
4.875%, 04/01/2043	775	739
3.950%, 03/20/2028	760	730
Ford Motor
6.500%, 08/01/2018	135	137
5.291%, 12/08/2046	1,335	1,313
4.750%, 01/15/2043	100	93
Ford Motor Credit LLC
8.125%, 01/15/2020	1,395	1,517
5.875%, 08/02/2021	2,400	2,575
5.000%, 05/15/2018	206	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.815%, 11/02/2027	$2,432	$2,280
3.810%, 01/09/2024	975	961
3.339%, 03/28/2022	1,735	1,710
3.157%, 08/04/2020	200	199
3.096%, 05/04/2023	200	193
2.875%, 10/01/2018	2,000	2,004
2.597%, 11/04/2019	2,520	2,504
General Motors
6.600%, 04/01/2036	1,510	1,743
6.250%, 10/02/2043	940	1,050
5.150%, 04/01/2038	1,645	1,624
General Motors Financial
4.350%, 01/17/2027	904	902
3.500%, 11/07/2024	2,006	1,935
3.450%, 04/10/2022	110	109
3.250%, 01/05/2023	2,627	2,572
3.200%, 07/13/2020	159	159
3.150%, 01/15/2020	2,000	2,003
0.035%, 05/09/2019	2,295	2,285
Hyundai Capital America
2.875%, 08/09/2018 (C)	95	95
Lennar
4.750%, 11/29/2027 (C)	1,750	1,693
McDonald’s MTN
3.700%, 01/30/2026	840	843
3.500%, 03/01/2027	270	266
NBCUniversal Media LLC
5.950%, 04/01/2041	500	604
4.450%, 01/15/2043	260	262
Newell Brands
4.200%, 04/01/2026	590	584
3.850%, 04/01/2023	570	567
3.150%, 04/01/2021	370	366
2.600%, 03/29/2019	71	71
QVC
5.950%, 03/15/2043	50	48
Time Warner
6.250%, 03/29/2041	190	224
5.375%, 10/15/2041	562	603
4.850%, 07/15/2045	935	943
4.750%, 03/29/2021	780	817
4.700%, 01/15/2021	160	167
3.800%, 02/15/2027	1,065	1,031
3.550%, 06/01/2024	5,000	4,952
Time Warner Cable
8.250%, 04/01/2019	2,890	3,051
7.300%, 07/01/2038	100	120
6.750%, 07/01/2018	1,500	1,520
6.550%, 05/01/2037	495	563
5.875%, 11/15/2040	210	221
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,832

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TJX
2.250%, 09/15/2026	$530	$479
Toyota Motor Credit MTN
2.600%, 01/11/2022	2,460	2,424
Viacom
4.375%, 03/15/2043	635	569
4.250%, 09/01/2023	200	205
3.875%, 04/01/2024	230	230
		114,525

Consumer Staples – 2.6%
Altria Group
9.250%, 08/06/2019	2,120	2,313
4.750%, 05/05/2021	490	516
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	4,854	5,177
3.700%, 02/01/2024	97	98
3.650%, 02/01/2026	1,978	1,958
3.300%, 02/01/2023	5,300	5,285
2.650%, 02/01/2021	4,845	4,800
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	105	109
5.375%, 01/15/2020	2,360	2,469
2.500%, 07/15/2022	2,086	2,026
BAT Capital
4.540%, 08/15/2047 (C)	1,900	1,848
3.557%, 08/15/2027 (C)	4,437	4,230
3.222%, 08/15/2024 (C)	1,410	1,360
2.764%, 08/15/2022 (C)	4,714	4,579
2.297%, 08/14/2020 (C)	1,121	1,101
BAT International Finance
1.850%, 06/15/2018 (C)	2,000	1,995
Bayer US Finance LLC
2.375%, 10/08/2019 (C)	3,600	3,570
Church & Dwight
3.950%, 08/01/2047	535	499
3.150%, 08/01/2027	924	870
2.450%, 08/01/2022	765	741
Coca-Cola
3.300%, 09/01/2021	52	53
2.875%, 10/27/2025	185	180
Coca-Cola Femsa
2.375%, 11/26/2018	898	897
Constellation Brands
3.600%, 02/15/2028	2,447	2,369
3.200%, 02/15/2023	1,594	1,576
Costco Wholesale
3.000%, 05/18/2027	2,735	2,646
2.750%, 05/18/2024	1,631	1,586
2.300%, 05/18/2022	922	898
CVS Health
5.125%, 07/20/2045	170	178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 07/20/2025	$929	$918
3.500%, 07/20/2022	325	324
3.375%, 08/12/2024	95	92
2.750%, 12/01/2022	230	222
2.250%, 08/12/2019	3,000	2,974
CVS Pass-Through Trust
6.036%, 12/10/2028	1,821	1,970
5.926%, 01/10/2034 (C)	168	183
5.880%, 01/10/2028	120	128
5.789%, 01/10/2026 (C)	1,050	1,115
Danone
2.947%, 11/02/2026 (C)	450	418
2.589%, 11/02/2023 (C)	1,580	1,507
2.077%, 11/02/2021 (C)	1,030	994
Diageo Capital
1.125%, 04/29/2018	150	150
Diageo Investment
2.875%, 05/11/2022	3,730	3,703
EMD Finance
2.400%, 03/19/2020 (C)	3,365	3,327
ERAC USA Finance
4.500%, 02/15/2045 (C)	335	331
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (C)	4,500	4,659
Kaiser Foundation Hospitals
3.150%, 05/01/2027	5,190	5,034
Kraft Heinz Foods
6.500%, 02/09/2040	700	830
6.125%, 08/23/2018	475	483
5.375%, 02/10/2020	827	863
5.200%, 07/15/2045	140	143
5.000%, 07/15/2035	370	385
5.000%, 06/04/2042	290	289
4.375%, 06/01/2046	5,322	4,872
3.950%, 07/15/2025	1,710	1,691
3.500%, 06/06/2022	2,525	2,527
3.500%, 07/15/2022	1,615	1,618
3.000%, 06/01/2026	1,701	1,562
2.800%, 07/02/2020	2,217	2,204
Molson Coors Brewing
3.500%, 05/01/2022	220	221
Mondelez International Holdings Netherlands
2.000%, 10/28/2021 (C)	6,815	6,543
1.625%, 10/28/2019 (C)	4,890	4,807
PepsiCo
3.600%, 03/01/2024	150	153
3.000%, 10/15/2027	1,054	1,012
Pernod Ricard
5.500%, 01/15/2042 (C)	1,180	1,361
Philip Morris International
5.650%, 05/16/2018	265	267

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.900%, 11/15/2021	$550	$547
2.500%, 08/22/2022	1,530	1,483
2.500%, 11/02/2022	1,250	1,210
2.000%, 02/21/2020	3,400	3,349
1.875%, 11/01/2019	2,825	2,788
Procter & Gamble
3.100%, 08/15/2023	140	140
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	3,295	3,091
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	4,650	4,377
Reynolds American
8.125%, 06/23/2019	1,795	1,916
6.150%, 09/15/2043	480	580
5.850%, 08/15/2045	1,958	2,280
3.250%, 06/12/2020	386	387
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,355
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	5,775	5,685
Tyson Foods
2.650%, 08/15/2019	3,750	3,739
UBM
5.750%, 11/03/2020 (C)	850	874
University of Southern California
3.028%, 10/01/2039	2,500	2,249
Walgreens
5.250%, 01/15/2019	50	51
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,430
3.450%, 06/01/2026	710	672
3.300%, 11/18/2021	3,058	3,062
2.700%, 11/18/2019	4,000	3,985
Wal-Mart Stores
3.300%, 04/22/2024	175	177
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	1,200	1,204
2.400%, 10/21/2018 (C)	290	290
		163,728

Energy — 3.0%
Anadarko Finance
7.500%, 05/01/2031	240	304
Anadarko Petroleum
4.850%, 03/15/2021	810	845
4.500%, 07/15/2044	2,423	2,331
Andeavor Logistics
5.200%, 12/01/2047	705	683
4.250%, 12/01/2027	322	315
3.500%, 12/01/2022	859	845

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apache
6.900%, 09/15/2018	$180	$184
5.100%, 09/01/2040	520	533
4.750%, 04/15/2043	420	415
4.250%, 01/15/2044	1,130	1,040
3.250%, 04/15/2022	56	55
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,860
BP Capital Markets
3.561%, 11/01/2021	110	112
3.506%, 03/17/2025	490	489
3.245%, 05/06/2022	950	955
3.216%, 11/28/2023	5,555	5,524
3.119%, 05/04/2026	400	387
Canadian Natural Resources
6.450%, 06/30/2033	200	240
3.850%, 06/01/2027	644	633
Cenovus Energy
5.400%, 06/15/2047	584	587
Chevron
3.191%, 06/24/2023	95	95
2.954%, 05/16/2026	2,192	2,103
2.895%, 03/03/2024	4,240	4,152
2.355%, 12/05/2022	290	281
1.961%, 03/03/2020	81	80
Cimarex Energy
4.375%, 06/01/2024	2,235	2,319
CNOOC Finance
3.500%, 05/05/2025	2,900	2,823
3.000%, 05/09/2023	253	245
Concho Resources
4.875%, 10/01/2047	735	759
3.750%, 10/01/2027	1,236	1,203
Conoco Funding
6.950%, 04/15/2029	995	1,274
ConocoPhillips
4.150%, 11/15/2034	2,343	2,370
3.350%, 05/15/2025	100	100
Devon Energy
5.850%, 12/15/2025	880	1,000
5.600%, 07/15/2041	510	569
5.000%, 06/15/2045	1,070	1,121
4.750%, 05/15/2042	127	128
3.250%, 05/15/2022	670	663
Devon Financing
7.875%, 09/30/2031	520	692
Ecopetrol
5.875%, 05/28/2045	4,870	4,885
4.125%, 01/16/2025	167	163
Enbridge
6.250%, VAR ICE LIBOR USD 3 Month+3.641%, 03/01/2078	1,060	1,069

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.900%, 07/15/2022	$1,778	$1,723
Encana
6.500%, 02/01/2038	1,085	1,302
Energy Transfer
8.250%, 11/15/2029	3,795	4,754
6.125%, 12/15/2045	1,200	1,280
4.900%, 02/01/2024	250	258
2.500%, 06/15/2018	1,265	1,265
Enterprise Products Operating LLC
4.850%, 03/15/2044	339	355
4.250%, 02/15/2048	2,260	2,167
4.050%, 02/15/2022	14	15
1.650%, 05/07/2018	58	58
EOG Resources
4.150%, 01/15/2026	490	506
Exxon Mobil
4.114%, 03/01/2046	910	949
3.043%, 03/01/2026	1,140	1,114
Florida Gas Transmission
7.900%, 05/15/2019 (C)	1,850	1,959
Halliburton
3.800%, 11/15/2025	1,070	1,071
Hess
5.600%, 02/15/2041	434	447
KazMunayGas National
5.750%, 04/19/2047 (C)	1,390	1,401
Kerr-McGee
6.950%, 07/01/2024	3,107	3,604
Kinder Morgan
5.550%, 06/01/2045	900	948
5.200%, 03/01/2048	1,360	1,361
5.000%, 02/15/2021 (C)	2,233	2,330
4.300%, 06/01/2025	3,360	3,391
4.300%, 03/01/2028	1,660	1,654
3.150%, 01/15/2023	2,719	2,661
3.050%, 12/01/2019	93	93
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,547
5.500%, 03/01/2044	645	666
5.400%, 09/01/2044	740	760
5.000%, 03/01/2043	50	49
Marathon Petroleum
5.000%, 09/15/2054	508	494
Motiva Enterprises LLC
5.750%, 01/15/2020 (C)	2,060	2,155
MPLX
4.700%, 04/15/2048	1,410	1,366
4.500%, 04/15/2038	810	786
4.000%, 03/15/2028	1,250	1,229
Noble Energy
5.250%, 11/15/2043	150	159
5.050%, 11/15/2044	186	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.950%, 08/15/2047	$330	$339
4.150%, 12/15/2021	2,080	2,133
3.900%, 11/15/2024	1,200	1,203
3.850%, 01/15/2028	680	667
Occidental Petroleum
4.625%, 06/15/2045	400	421
4.400%, 04/15/2046	200	204
4.100%, 02/15/2047	720	702
3.400%, 04/15/2026	100	99
3.125%, 02/15/2022	810	811
3.000%, 02/15/2027	510	487
2.700%, 02/15/2023	150	147
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,234
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,315
Petrobras Global Finance
6.850%, 06/05/2115	1,290	1,217
6.250%, 03/17/2024	1,930	2,012
Petrobras International Finance
5.375%, 01/27/2021	6,010	6,190
Petroleos del Peru
4.750%, 06/19/2032 (C)	3,340	3,265
Petroleos Mexicanos
6.625%, 06/15/2035	2,202	2,277
6.350%, 02/12/2048 (C)	725	707
5.625%, 01/23/2046	2,315	2,073
5.350%, 02/12/2028 (C)	2,535	2,492
4.875%, 01/18/2024	81	82
3.500%, 01/30/2023	785	756
2.460%, 12/15/2025	2,505	2,456
2.378%, 04/15/2025	1,305	1,280
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	99
6.750%, 09/21/2047	845	859
6.500%, 03/13/2027 (C)	1,100	1,176
Plains All American Pipeline
4.650%, 10/15/2025	2,300	2,319
4.500%, 12/15/2026	330	329
Ruby Pipeline
6.000%, 04/01/2022 (C)	2,841	2,963
Sabine Pass Liquefaction
5.875%, 06/30/2026	725	792
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025	1,500	1,613
5.000%, 03/15/2027	1,700	1,766
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	2,927	2,861
Schlumberger Holdings
4.000%, 12/21/2025 (C)	3,586	3,639
3.000%, 12/21/2020 (C)	4,860	4,865

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Schlumberger Investment
3.650%, 12/01/2023	$100	$102
3.300%, 09/14/2021 (C)	317	320
Shell International Finance
6.375%, 12/15/2038	660	872
4.550%, 08/12/2043	490	528
4.375%, 03/25/2020	260	268
4.375%, 05/11/2045	990	1,051
4.300%, 09/22/2019	500	513
4.125%, 05/11/2035	3,265	3,368
4.000%, 05/10/2046	738	729
3.750%, 09/12/2046	100	95
3.400%, 08/12/2023	2,145	2,165
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,050
Spectra Energy Partners
3.500%, 03/15/2025	1,025	995
Statoil
3.700%, 03/01/2024	1,085	1,110
Suncor Energy
6.500%, 06/15/2038	450	577
3.600%, 12/01/2024	3,121	3,108
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,559
Total Capital International
2.875%, 02/17/2022	3,515	3,488
TransCanada PipeLines
4.625%, 03/01/2034	2,820	2,984
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	1,390	1,727
Western Gas Partners
5.450%, 04/01/2044	330	337
5.300%, 03/01/2048	2,109	2,109
Williams
8.750%, 03/15/2032	1,284	1,688
7.875%, 09/01/2021	1,324	1,483
7.750%, 06/15/2031	339	419
7.500%, 01/15/2031	9	11
Williams Partners
5.250%, 03/15/2020	1,220	1,272
5.100%, 09/15/2045	100	103
4.850%, 03/01/2048	1,085	1,078
3.900%, 01/15/2025	1,500	1,489
3.750%, 06/15/2027	1,056	1,021
3.600%, 03/15/2022	124	124
XTO Energy
5.500%, 06/15/2018	500	505
		192,599

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 10.1%
Aegon
2.650%, VAR USD ICE 10 Yr+0.100%, 10/15/2165	$2,180	$1,973
American Express
2.500%, 08/01/2022	3,890	3,762
American Express Credit MTN
2.375%, 05/26/2020	225	222
2.250%, 08/15/2019	3,165	3,146
1.800%, 07/31/2018	195	195
American International Group
6.250%, 05/01/2036	1,085	1,324
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2087	2,578	2,758
4.375%, 01/15/2055	515	481
3.900%, 04/01/2026	2,450	2,438
3.300%, 03/01/2021	1,405	1,408
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	1,390	1,366
Banco Santander
4.250%, 04/11/2027	990	989
3.800%, 02/23/2028	200	192
3.500%, 04/11/2022	1,440	1,437
3.125%, 02/23/2023	1,800	1,753
Bank of America
6.875%, 11/15/2018	125	129
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (C)	3,189	3,055
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	1,856	1,818
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023 (C)	3,434	3,361
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	8,345	8,261
Bank of America MTN
6.875%, 04/25/2018	1,845	1,858
5.650%, 05/01/2018	7,080	7,121
5.000%, 01/21/2044	1,900	2,134
4.450%, 03/03/2026	4,872	4,981
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	1,621	1,649
4.200%, 08/26/2024	3,720	3,794
4.100%, 07/24/2023	305	316
4.000%, 04/01/2024	6,108	6,265
4.000%, 01/22/2025	1,825	1,833
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	5,000	4,922
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	7,115	6,930

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	$1,310	$1,310
3.500%, 04/19/2026	1,210	1,192
3.300%, 01/11/2023	8,793	8,767
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	3,650	3,544
2.925%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	165	169
2.625%, 04/19/2021	2,525	2,488
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	3,595	3,544
Bank of Montreal MTN
2.550%, 11/06/2022	200	194
2.375%, 01/25/2019	50	50
Bank of New York Mellon
3.550%, 09/23/2021	144	147
3.400%, 05/15/2024	5,235	5,237
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	153
3.250%, 09/11/2024	270	267
3.250%, 05/16/2027	2,362	2,291
2.300%, 09/11/2019	4,000	3,974
Bank of Nova Scotia
1.450%, 04/25/2018	300	300
Bear Stearns
4.650%, 07/02/2018	3,000	3,022
Berkshire Hathaway
3.750%, 08/15/2021	488	504
BNP Paribas
3.375%, 01/09/2025 (C)	1,349	1,310
BNP Paribas MTN
3.500%, 03/01/2023 (C)	3,502	3,491
BPCE
5.150%, 07/21/2024 (C)	1,550	1,629
Branch Banking & Trust
3.800%, 10/30/2026	250	253
Brighthouse Financial
4.700%, 06/22/2047 (C)	40	37
3.700%, 06/22/2027 (C)	3,310	3,095
Capital One
2.650%, 08/08/2022	1,331	1,285
Capital One Financial
4.200%, 10/29/2025	514	510
3.800%, 01/31/2028	1,055	1,022
3.200%, 01/30/2023	1,760	1,726
2.400%, 10/30/2020	1,280	1,257
CC Holdings GS V LLC
3.849%, 04/15/2023	2,500	2,518
Chubb INA Holdings
3.350%, 05/03/2026	420	415
2.300%, 11/03/2020	310	306

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citibank
2.100%, 06/12/2020	$4,720	$4,634
Citigroup
8.125%, 07/15/2039	1,511	2,290
5.500%, 09/13/2025	1,370	1,498
5.300%, 05/06/2044	255	282
4.750%, 05/18/2046	150	153
4.650%, 07/30/2045	1,140	1,209
4.600%, 03/09/2026	2,785	2,876
4.500%, 01/14/2022	50	52
4.450%, 09/29/2027	4,425	4,516
4.400%, 06/10/2025	2,040	2,089
4.300%, 11/20/2026	590	596
4.125%, 07/25/2028	1,570	1,559
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	526	505
3.875%, 10/25/2023	151	154
3.700%, 01/12/2026	4,060	4,033
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	1,570	1,536
3.500%, 05/15/2023	930	926
3.200%, 10/21/2026	1,585	1,513
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	11,640	11,554
2.700%, 10/27/2022	4,291	4,164
2.550%, 04/08/2019	4,000	3,995
2.500%, 09/26/2018	11,200	11,199
2.150%, 07/30/2018	164	164
2.050%, 12/07/2018	3,000	2,992
CME Group
3.000%, 09/15/2022	400	399
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	900	931
3.900%, 07/12/2047 (C)	1,170	1,120
Compass Bank
3.875%, 04/10/2025	910	888
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	1,893	2,068
5.250%, 08/04/2045	380	423
4.625%, 12/01/2023	2,060	2,150
4.375%, 08/04/2025	1,330	1,351
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	307
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	2,270	2,443
Credit Suisse Group
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (C)	1,705	1,656
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,340	1,417

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.550%, 04/17/2026	$1,725	$1,789
3.800%, 09/15/2022	1,495	1,509
3.800%, 06/09/2023	725	729
Credit Suisse NY MTN
5.400%, 01/14/2020	130	135
3.625%, 09/09/2024	1,360	1,356
Discover Bank
4.200%, 08/08/2023	1,000	1,029
DNB Bank
2.125%, 10/02/2020 (C)	3,840	3,760
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,240
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	4,537
Fifth Third Bank
2.875%, 10/01/2021	200	199
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	595	521
Goldman Sachs Group
6.750%, 10/01/2037	2,712	3,427
6.250%, 02/01/2041	1,290	1,634
6.150%, 04/01/2018	11,500	11,535
5.250%, 07/27/2021	9,460	10,081
5.150%, 05/22/2045	1,870	2,017
4.750%, 10/21/2045	780	827
4.250%, 10/21/2025	1,090	1,099
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	2,845	2,778
3.750%, 05/22/2025	500	498
3.750%, 02/25/2026	1,445	1,424
3.625%, 01/22/2023	508	512
3.500%, 11/16/2026	3,492	3,364
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	4,705	4,539
3.200%, 02/23/2023	5,144	5,060
3.009%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	220	223
2.863%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	228
2.750%, 09/15/2020	1,775	1,763
2.625%, 01/31/2019	100	100
2.550%, 10/23/2019	2,000	1,991
Goldman Sachs Group MTN
7.500%, 02/15/2019	5,888	6,148
6.000%, 06/15/2020	2,795	2,979
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,060	1,033
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	2,790	2,684

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	$3,000	$2,914
HBOS MTN
6.750%, 05/21/2018 (C)	5,100	5,145
HSBC Bank
4.750%, 01/19/2021 (C)	250	262
4.125%, 08/12/2020 (C)	261	268
1.500%, 05/15/2018 (C)	100	100
HSBC Holdings
5.100%, 04/05/2021	170	179
4.375%, 11/23/2026	1,402	1,408
4.300%, 03/08/2026	5,405	5,568
4.250%, 03/14/2024	1,190	1,205
4.250%, 08/18/2025	1,520	1,513
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	830	833
4.000%, 03/30/2022	390	400
3.400%, 03/08/2021	360	362
2.650%, 01/05/2022	2,876	2,802
ING Bank
5.800%, 09/25/2023( C)	1,800	1,959
Intesa Sanpaolo
4.375%, 01/12/2048 (C)	1,015	946
3.875%, 07/14/2027 (C)	3,255	3,107
3.875%, 01/12/2028 (C)	1,129	1,072
3.375%, 01/12/2023 (C)	1,320	1,293
3.125%, 07/14/2022 (C)	3,718	3,614
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	3,370	3,363
JPMorgan Chase
6.400%, 05/15/2038	385	504
4.950%, 06/01/2045	300	324
4.500%, 01/24/2022	700	732
4.350%, 08/15/2021	340	353
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	755	752
4.250%, 10/01/2027	2,590	2,643
4.125%, 12/15/2026	3,220	3,260
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	2,660	2,575
3.900%, 07/15/2025	2,200	2,233
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	2,860	2,761
3.875%, 09/10/2024	440	442
3.625%, 05/13/2024	1,490	1,495
3.625%, 12/01/2027	1,560	1,506
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	3,825	3,731
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	3,500	3,395
3.250%, 09/23/2022	220	220

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	$5,500	$5,395
2.972%, 01/15/2023	165	162
2.950%, 10/01/2026	4,075	3,829
2.700%, 05/18/2023	2,625	2,545
2.250%, 01/23/2020	5,665	5,611
JPMorgan Chase MTN
2.295%, 08/15/2021	1,537	1,497
JPMorgan Chase Bank
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	8,840	8,813
2.070%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	7,060	7,056
KKR Group Finance II
5.500%, 02/01/2043(C)	120	132
Lazard Group LLC
3.750%, 02/13/2025	359	355
Lloyds Bank PLC
3.500%, 05/14/2025	100	100
Lloyds Bank PLC MTN
5.800%, 01/13/2020(C)	200	210
Lloyds Banking Group PLC
4.344%, 01/09/2048	1,255	1,189
3.100%, 07/06/2021	2,610	2,592
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	3,190	3,086
Macquarie Bank MTN
2.600%, 06/24/2019(C)	3,000	2,994
Macquarie Group
6.250%, 01/14/2021(C)	200	215
Markel
3.500%, 11/01/2027	995	956
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039(C)	497	778
MassMutual Global Funding II
2.500%, 10/17/2022(C)	261	254
MetLife
6.400%, 12/15/2036	1,400	1,578
4.368%, 09/15/2023	510	536
Metropolitan Life Global Funding I
3.450%, 12/18/2026(C)	4,170	4,117
2.400%, 01/08/2021(C)	2,190	2,159
Morgan Stanley
3.625%, 01/20/2027	2,454	2,405
2.633%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	7,500	7,535
Morgan Stanley MTN
7.300%, 05/13/2019	4,125	4,341
6.625%, 04/01/2018	4,710	4,727
5.625%, 09/23/2019	1,640	1,709
5.500%, 07/24/2020	2,080	2,201
5.500%, 07/28/2021	200	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 09/08/2026	$235	$238
4.100%, 05/22/2023	110	112
4.000%, 07/23/2025	580	587
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,069	1,042
3.875%, 04/29/2024	1,250	1,264
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	240	235
3.750%, 02/25/2023	179	182
3.148%, VAR ICE LIBOR USD 3 Month+1.375%, 02/01/2019	2,000	2,019
3.141%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	165	170
3.125%, 01/23/2023	1,447	1,426
3.125%, 07/27/2026	525	499
2.750%, 05/19/2022	4,920	4,812
2.675%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	4,000	4,044
2.625%, 11/17/2021	10,613	10,390
2.500%, 04/21/2021	3,590	3,529
2.125%, 04/25/2018	350	350
National Rural Utilities Cooperative Finance
3.400%, 02/07/2028	1,444	1,420
Nationwide Building Society MTN
2.450%, 07/27/2021(C)	950	928
2.350%, 01/21/2020(C)	3,000	2,964
Nationwide Financial Services
5.375%, 03/25/2021(C)	150	159
Nationwide Mutual Insurance
3.879%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,404
Navient MTN
8.450%, 06/15/2018	530	537
New York Life Global Funding
3.000%, 01/10/2028(C)	2,999	2,861
2.150%, 06/18/2019(C)	293	292
1.550%, 11/02/2018(C)	2,500	2,488
New York Life Global Funding MTN
2.100%, 01/02/2019(C)	1,625	1,622
New York Life Insurance
6.750%, 11/15/2039(C)	1,355	1,845
Nordea Bank
4.875%, 05/13/2021(C)	1,730	1,809
Northern Trust
2.375%, 08/02/2022	300	292
Northwestern Mutual Life Insurance
6.063%, 03/30/2040(C)	2,470	3,131
PNC Bank
6.875%, 04/01/2018	250	251
3.800%, 07/25/2023	3,500	3,560
3.250%, 01/22/2028	2,585	2,499
2.550%, 12/09/2021	1,375	1,348

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 01/22/2021	$2,280	$2,250
2.250%, 07/02/2019	1,600	1,591
1.450%, 07/29/2019	1,000	981
PNC Bank MTN
2.400%, 10/18/2019	2,140	2,126
Private Export Funding
4.300%, 12/15/2021	2,207	2,332
Protective Life Global Funding
1.722%, 04/15/2019(C)	2,800	2,774
Protective Life Global Funding MTN
2.700%, 11/25/2020(C)	1,500	1,486
Raymond James Financial
4.950%, 07/15/2046	1,525	1,654
Royal Bank of Canada
1.938%, VAR LIMEAN USD 3 Month+0.250%, 06/29/2085	860	751
1.875%, 02/05/2020	3,200	3,156
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,762
Santander Holdings USA
4.400%, 07/13/2027(C)	1,390	1,389
3.400%, 01/18/2023(C)	3,150	3,080
Santander UK Group Holdings
5.625%, 09/15/2045(C)	210	238
2.875%, 08/05/2021	4,600	4,504
Societe Generale
1.750%, VAR ICE LIBOR USD 6 Month+0.075%, 11/29/2049	860	789
Stadshypotek
1.875%, 10/02/2019(C)	1,910	1,891
Standard Chartered
5.700%, 03/26/2044(C)	1,807	2,016
5.200%, 01/26/2024(C)	410	429
3.950%, 01/11/2023(C)	200	198
State Street
4.956%, 03/15/2018	2,390	2,393
3.300%, 12/16/2024	310	308
Sumitomo Mitsui Financial Group
3.544%, 01/17/2028	1,392	1,359
3.102%, 01/17/2023	2,450	2,417
Synchrony Financial
3.950%, 12/01/2027	2,969	2,853
Teachers Insurance & Annuity Associationof America
6.850%, 12/16/2039(C)	148	198
4.900%, 09/15/2044(C)	600	654
Travelers
4.600%, 08/01/2043	50	54
UBS MTN
2.375%, 08/14/2019	2,750	2,733
UBS Group Funding Switzerland
4.253%, 03/23/2028(C)	2,050	2,084

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 09/24/2025(C)	$1,010	$1,026
3.491%, 05/23/2023(C)	3,980	3,982
2.650%, 02/01/2022(C)	3,260	3,174
US Bancorp MTN
3.600%, 09/11/2024	160	162
2.950%, 07/15/2022	497	491
US Bank
2.125%, 10/28/2019	1,320	1,309
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	4,442	4,442
WEA Finance
4.750%, 09/17/2044(C)	750	772
3.750%, 09/17/2024(C)	1,370	1,377
3.150%, 04/05/2022(C)	1,990	1,975
WEA Finance LLC
3.250%, 10/05/2020(C)	1,000	1,009
2.700%, 09/17/2019(C)	2,785	2,780
Wells Fargo
5.606%, 01/15/2044	700	807
5.375%, 11/02/2043	220	246
4.480%, 01/16/2024	392	408
3.000%, 04/22/2026	2,075	1,964
3.000%, 10/23/2026	5,090	4,800
2.600%, 01/15/2021	4,200	4,149
2.400%, 01/15/2020	12,000	11,907
2.100%, 07/26/2021	5,215	5,030
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,384
4.750%, 12/07/2046	1,870	1,934
4.650%, 11/04/2044	560	570
4.600%, 04/01/2021	500	522
4.400%, 06/14/2046	220	216
4.300%, 07/22/2027	3,100	3,141
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	5,995	5,856
3.550%, 09/29/2025	550	545
3.500%, 03/08/2022	250	252
3.450%, 02/13/2023	685	680
3.000%, 01/22/2021	3,020	3,016
2.625%, 07/22/2022	10,130	9,834
Wells Fargo Capital X
5.950%, 12/15/2036	520	570
Westpac Banking
2.650%, 01/25/2021	1,750	1,733
XLIT
6.250%, 05/15/2027	806	933
5.250%, 12/15/2043	805	886
		643,439

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 2.3%
Abbott Laboratories
4.900%, 11/30/2046	$1,470	$1,581
4.750%, 11/30/2036	440	470
3.750%, 11/30/2026	6,420	6,357
3.400%, 11/30/2023	7,785	7,755
2.350%, 11/22/2019	1,500	1,492
AbbVie
4.700%, 05/14/2045	34	35
4.500%, 05/14/2035	2,450	2,524
4.450%, 05/14/2046	1,018	1,016
3.600%, 05/14/2025	1,560	1,543
3.200%, 05/14/2026	1,765	1,685
2.900%, 11/06/2022	350	342
2.500%, 05/14/2020	2,739	2,715
1.800%, 05/14/2018	1,500	1,499
Actavis
3.250%, 10/01/2022	112	111
Aetna
3.875%, 08/15/2047	360	318
2.800%, 06/15/2023	5,098	4,888
2.200%, 03/15/2019	945	941
1.700%, 06/07/2018	245	245
Allergan Funding SCS
4.750%, 03/15/2045	104	103
4.550%, 03/15/2035	140	140
3.800%, 03/15/2025	4,423	4,364
3.450%, 03/15/2022	470	469
2.350%, 03/12/2018	350	350
Amgen
5.700%, 02/01/2019	1,000	1,028
5.150%, 11/15/2041	3,020	3,354
4.663%, 06/15/2051	3,164	3,193
4.400%, 05/01/2045	1,740	1,726
3.875%, 11/15/2021	200	205
3.625%, 05/22/2024	220	221
2.125%, 05/01/2020	1,084	1,068
Anthem
4.650%, 01/15/2043	2,250	2,293
4.625%, 05/15/2042	219	222
3.700%, 08/15/2021	290	295
3.650%, 12/01/2027	1,102	1,068
3.350%, 12/01/2024	5,070	4,949
3.300%, 01/15/2023	133	132
3.125%, 05/15/2022	740	734
2.950%, 12/01/2022	2,155	2,109
2.500%, 11/21/2020	3,540	3,501
Baxalta
3.600%, 06/23/2022	2,920	2,928
Becton Dickinson
4.685%, 12/15/2044	1,900	1,904
3.734%, 12/15/2024	430	423

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 06/06/2027	$1,550	$1,483
3.363%, 06/06/2024	1,170	1,128
3.250%, 11/12/2020	1,600	1,600
2.894%, 06/06/2022	2,055	2,002
2.404%, 06/05/2020	2,455	2,415
Biogen
3.625%, 09/15/2022	815	825
Boston Scientific
6.000%, 01/15/2020	2,000	2,110
Cardinal Health
3.079%, 06/15/2024	510	489
2.616%, 06/15/2022	390	377
Catholic Health Initiatives
4.350%, 11/01/2042	190	176
Celgene
5.000%, 08/15/2045	3,130	3,262
4.550%, 02/20/2048	510	495
4.350%, 11/15/2047	1,187	1,118
3.900%, 02/20/2028	2,788	2,742
3.875%, 08/15/2025	1,030	1,027
3.625%, 05/15/2024	166	165
3.550%, 08/15/2022	550	553
3.250%, 02/20/2023	1,453	1,439
2.875%, 02/19/2021	725	721
2.750%, 02/15/2023	2,672	2,591
Cigna
3.250%, 04/15/2025	1,000	962
3.050%, 10/15/2027	2,510	2,317
Eli Lilly
3.950%, 05/15/2047	580	586
3.100%, 05/15/2027	440	429
2.350%, 05/15/2022	640	623
Forest Laboratories
5.000%, 12/15/2021 (C)	173	182
Gilead Sciences
4.750%, 03/01/2046	540	565
4.500%, 02/01/2045	95	96
4.150%, 03/01/2047	2,854	2,737
3.700%, 04/01/2024	1,540	1,563
3.650%, 03/01/2026	890	888
3.250%, 09/01/2022	1,309	1,309
1.850%, 09/20/2019	560	554
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,601
2.850%, 05/08/2022	410	408
Humana
4.950%, 10/01/2044	200	212
4.800%, 03/15/2047	50	52
3.950%, 03/15/2027	860	858
3.850%, 10/01/2024	2,530	2,548
2.900%, 12/15/2022	3,405	3,330

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Johnson & Johnson
4.500%, 12/05/2043	$1,500	$1,659
3.700%, 03/01/2046	970	952
3.500%, 01/15/2048	1,095	1,033
3.400%, 01/15/2038	870	833
2.900%, 01/15/2028	3,130	3,003
2.625%, 01/15/2025	710	687
Medtronic
4.625%, 03/15/2045	860	933
4.375%, 03/15/2035	176	186
3.625%, 03/15/2024	1,140	1,162
Medtronic Global Holdings SCA
3.350%, 04/01/2027	370	365
Merck
2.750%, 02/10/2025	520	502
Novartis Securities Investment
5.125%, 02/10/2019	94	96
Pfizer
4.000%, 12/15/2036	2,285	2,354
Stryker
3.650%, 03/07/2028	3,020	3,018
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	176
Thermo Fisher Scientific
3.200%, 08/15/2027	2,020	1,920
2.950%, 09/19/2026	960	897
UnitedHealth Group
6.625%, 11/15/2037	200	269
5.800%, 03/15/2036	560	690
3.875%, 10/15/2020	870	893
3.375%, 11/15/2021	400	405
2.875%, 12/15/2021	1,895	1,887
2.875%, 03/15/2023	150	148
1.900%, 07/16/2018	650	649
Wyeth LLC
6.450%, 02/01/2024	365	429
5.950%, 04/01/2037	320	407
Zimmer Biomet Holdings
2.700%, 04/01/2020	70	69
		146,456

Industrials — 1.8%
ABB Finance USA
4.375%, 05/08/2042	180	186
AerCap Ireland Capital
4.500%, 05/15/2021	940	969
AerCap Ireland Capital DAC
3.500%, 01/15/2025	2,545	2,445
Air 2 US
8.027%, 10/01/2019 (C)	181	186
Air Lease
3.625%, 04/01/2027	1,625	1,552

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 12/01/2027	$1,135	$1,083
2.500%, 03/01/2021	3,500	3,437
Amcor Finance USA
3.625%, 04/28/2026 (C)	2,000	1,916
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	47	49
American Airlines, Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	119	116
Aviation Capital Group
6.750%, 04/06/2021 (C)	680	747
BAE Systems
4.750%, 10/11/2021 (C)	3,955	4,146
Boeing
7.250%, 06/15/2025	107	132
4.875%, 02/15/2020	2,440	2,552
3.625%, 03/01/2048	480	456
3.550%, 03/01/2038	600	578
3.250%, 03/01/2028	1,125	1,111
0.950%, 05/15/2018	40	40
Burlington Northern Santa Fe
7.290%, 06/01/2036	200	276
4.100%, 06/01/2021	449	466
3.050%, 09/01/2022	300	300
Burlington Northern Santa Fe LLC
4.900%, 04/01/2044	115	129
4.550%, 09/01/2044	1,115	1,194
4.050%, 06/15/2048	1,840	1,840
Canadian Pacific Railway
6.125%, 09/15/2115	34	42
Caterpillar
4.300%, 05/15/2044	50	54
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,902
Cintas No. 2
3.700%, 04/01/2027	590	590
2.900%, 04/01/2022	610	604
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	124	128
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	428	444
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	982	1,048
Continental Airlines, Pass-Through Trust, Ser 2007-1
6.903%, 04/19/2022	48	50

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	$2,103	$2,271
Continental Airlines, Pass-Through Trust, Ser 2010-1, Cl A
4.750%, 01/12/2021	92	95
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	60	61
CSX
4.300%, 03/01/2048	362	358
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	839	937
Delta Air Lines, Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	85	86
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	50	51
Eaton
7.625%, 04/01/2024	325	383
4.150%, 11/02/2042	530	522
4.000%, 11/02/2032	99	99
2.750%, 11/02/2022	1,575	1,541
FedEx
4.550%, 04/01/2046	1,105	1,125
4.400%, 01/15/2047	408	404
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	395	387
2.342%, 11/15/2020	1,670	1,634
General Electric
4.500%, 03/11/2044	2,295	2,274
4.125%, 10/09/2042	91	85
2.100%, 12/11/2019	356	351
General Electric MTN
6.875%, 01/10/2039	1,546	2,010
6.150%, 08/07/2037	537	645
5.875%, 01/14/2038	1,089	1,275
5.550%, 05/04/2020	269	283
5.500%, 01/08/2020	288	301
5.300%, 02/11/2021	230	243
4.650%, 10/17/2021	648	678
4.625%, 01/07/2021	184	191
4.375%, 09/16/2020	60	62
2.319%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,553
Harris
5.054%, 04/27/2045	480	524
4.854%, 04/27/2035	210	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ILFC E-Capital Trust II
4.620%, VAR ICE LIBOR USD 3 Month+1.800%, 12/21/2065 (C)	$1,200	$1,179
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	132
International Lease Finance
8.625%, 01/15/2022	650	768
7.125%, 09/01/2018(C)	4,025	4,110
6.250%, 05/15/2019	1,500	1,556
John Deere Capital
1.700%, 01/15/2020	340	335
John Deere Capital MTN
3.050%, 01/06/2028	1,414	1,363
2.800%, 09/08/2027	1,764	1,669
2.650%, 06/24/2024	1,760	1,696
2.250%, 04/17/2019	150	150
L3 Technologies
5.200%, 10/15/2019	2,595	2,688
4.950%, 02/15/2021	212	221
Lockheed Martin
3.550%, 01/15/2026	1,440	1,440
3.350%, 09/15/2021	1,885	1,910
3.100%, 01/15/2023	110	110
Mexico City Airport Trust
5.500%, 07/31/2047(C)	1,280	1,195
Northrop Grumman
4.030%, 10/15/2047	2,575	2,473
3.250%, 08/01/2023	5,235	5,193
3.250%, 01/15/2028	3,192	3,057
3.200%, 02/01/2027	2,380	2,286
2.930%, 01/15/2025	3,007	2,886
2.550%, 10/15/2022	3,467	3,353
2.080%, 10/15/2020	2,425	2,375
Penske Truck Leasing L.P.
3.400%, 11/15/2026(C)	964	923
3.375%, 02/01/2022(C)	1,212	1,211
Raytheon
3.125%, 10/15/2020	720	727
Republic Services
4.750%, 05/15/2023	215	228
Siemens Financieringsmaatschappij
2.900%, 05/27/2022(C)	2,940	2,915
2.350%, 10/15/2026(C)	1,325	1,206
2.200%, 03/16/2020(C)	2,915	2,885
Union Pacific
3.000%, 04/15/2027	1,625	1,570
United Parcel Service
3.125%, 01/15/2021	90	91
3.050%, 11/15/2027	270	259
2.500%, 04/01/2023	220	213
2.350%, 05/16/2022	235	229

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Technologies
8.875%, 11/15/2019	$400	$440
5.400%, 05/01/2035	640	733
1.778%, 05/04/2018 (D)	4,500	4,497
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	36	40
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	3,765	3,915
Valmont Industries
5.250%, 10/01/2054	925	921
Waste Management
3.900%, 03/01/2035	39	39
3.500%, 05/15/2024	845	851

		118,460

Information Technology – 1.2%
Alibaba Group Holding
4.400%, 12/06/2057	676	643
4.200%, 12/06/2047	495	473
4.000%, 12/06/2037	424	407
3.400%, 12/06/2027	453	432
Analog Devices
3.500%, 12/05/2026	543	530
3.125%, 12/05/2023	1,565	1,542
2.500%, 12/05/2021	1,430	1,398
Apple
4.650%, 02/23/2046	2,460	2,683
4.375%, 05/13/2045	2,275	2,384
3.850%, 05/04/2043	2,545	2,480
3.750%, 11/13/2047	1,126	1,073
3.450%, 05/06/2024	350	353
3.450%, 02/09/2045	156	143
3.200%, 05/11/2027	2,065	2,012
2.850%, 05/11/2024	2,975	2,898
2.450%, 08/04/2026	2,560	2,371
2.400%, 05/03/2023	95	92
2.150%, 02/09/2022	90	87
2.037%, VAR ICE LIBOR USD 3 Month+0.250%, 05/03/2018	273	273
2.000%, 11/13/2020	710	698
Broadcom
3.875%, 01/15/2027	80	77
3.500%, 01/15/2028 (C)	1,621	1,496
3.125%, 01/15/2025	600	564
2.375%, 01/15/2020	4,000	3,951
Dell International
6.020%, 06/15/2026 (C)	355	379
Dell International LLC
8.350%, 07/15/2046 (C)	538	682
4.420%, 06/15/2021 (C)	2,510	2,563

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.480%, 06/01/2019 (C)	$4,780	$4,810
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,068	1,128
HP
4.650%, 12/09/2021	58	61
Intel
4.900%, 07/29/2045	110	126
3.700%, 07/29/2025	875	893
3.300%, 10/01/2021	75	76
3.100%, 07/29/2022	75	76
Lam Research
3.800%, 03/15/2025	150	152
2.750%, 03/15/2020	95	95
Mastercard
3.375%, 04/01/2024	720	722
Microsoft
4.100%, 02/06/2037	1,683	1,768
3.950%, 08/08/2056	340	337
3.750%, 02/12/2045	240	236
3.700%, 08/08/2046	620	602
3.500%, 02/12/2035	2,294	2,253
3.450%, 08/08/2036	50	48
3.300%, 02/06/2027	1,870	1,853
2.875%, 02/06/2024	1,470	1,447
2.700%, 02/12/2025	360	348
2.400%, 08/08/2026	2,510	2,331
2.375%, 02/12/2022	50	49
2.375%, 05/01/2023	50	48
2.000%, 08/08/2023	1,865	1,763
Oracle
5.750%, 04/15/2018	200	201
4.000%, 11/15/2047	1,470	1,452
3.900%, 05/15/2035	4,505	4,465
3.800%, 11/15/2037	1,682	1,663
3.250%, 11/15/2027	3,106	3,019
2.950%, 11/15/2024	1,642	1,597
2.950%, 05/15/2025	695	673
2.625%, 02/15/2023	2,478	2,419
QUALCOMM
3.250%, 05/20/2027	1,447	1,353
TSMC Global
1.625%, 04/03/2018 (C)	3,415	3,412
Visa
4.300%, 12/14/2045	810	860
3.650%, 09/15/2047	1,580	1,515
3.150%, 12/14/2025	820	802
2.800%, 12/14/2022	270	267
2.200%, 12/14/2020	480	474

		78,078

28	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials – 0.8%
Air Liquide Finance
2.250%, 09/27/2023 (C)	$1,215	$1,152
Anglo American Capital
4.000%, 09/11/2027 (C)	280	272
3.625%, 09/11/2024 (C)	1,810	1,765
Barrick
5.250%, 04/01/2042	740	827
Barrick North America Finance LLC
5.700%, 05/30/2041	2,225	2,589
4.400%, 05/30/2021	169	176
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (C)	1,610	1,827
5.000%, 09/30/2043	390	449
2.875%, 02/24/2022	79	79
CF Industries
4.500%, 12/01/2026 (C)	1,447	1,472
3.400%, 12/01/2021 (C)	2,244	2,227
Dow Chemical
8.550%, 05/15/2019	288	308
4.125%, 11/15/2021	219	227
3.000%, 11/15/2022	5,005	4,929
Eastman Chemical
2.700%, 01/15/2020	670	668
Ecolab
4.350%, 12/08/2021	343	358
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,630
Freeport-McMoRan
6.875%, 02/15/2023	49	53
4.000%, 11/14/2021	1,280	1,273
Georgia-Pacific LLC
2.539%, 11/15/2019 (C)	5,000	4,979
Glencore Funding
4.125%, 05/30/2023 (C)	130	132
4.000%, 03/27/2027 (C)	1,730	1,687
International Paper
5.150%, 05/15/2046	1,680	1,829
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	3,910	3,778
OCP
4.500%, 10/22/2025 (C)	1,860	1,828
Potash Corp of Saskatchewan
4.875%, 03/30/2020	10	10
Praxair
4.050%, 03/15/2021	73	75
Rio Tinto Finance USA
7.125%, 07/15/2028	20	26
Sherwin-Williams
4.500%, 06/01/2047	610	608
3.450%, 06/01/2027	710	684

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 06/01/2022	$1,831	$1,786
Southern Copper
5.250%, 11/08/2042	4,600	4,906
Stauffer Chemical
9.618%, 04/15/2018 (A)(E)(F)	860	839
Vale Overseas
6.875%, 11/21/2036	3,323	3,996
6.250%, 08/10/2026	2,095	2,362
Vulcan Materials
4.500%, 06/15/2047	775	745
WestRock RKT
4.000%, 03/01/2023	330	338
3.500%, 03/01/2020	570	576

		53,465

Real Estate – 0.9%
Alexandria Real Estate Equities
2.750%, 01/15/2020	3,000	2,989
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,260
American Tower
3.600%, 01/15/2028	2,087	1,979
3.400%, 02/15/2019	1,000	1,005
3.000%, 06/15/2023	1,700	1,658
2.800%, 06/01/2020	205	204
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,537
Boston Properties
3.800%, 02/01/2024	2,000	2,034
3.200%, 01/15/2025	3,560	3,452
Brandywine Operating Partnership
3.950%, 02/15/2023	366	367
3.950%, 11/15/2027	1,219	1,174
DDR
4.625%, 07/15/2022	1,935	2,013
4.250%, 02/01/2026	505	501
ERP Operating
4.625%, 12/15/2021	200	211
HCP
3.875%, 08/15/2024	4,926	4,937
3.750%, 02/01/2019	2,000	2,014
2.625%, 02/01/2020	100	99
Healthcare Realty Trust
3.750%, 04/15/2023	75	75
Healthcare Trust of America Holdings
3.700%, 04/15/2023	2,000	2,002
Highwoods Properties
7.500%, 04/15/2018	1,339	1,347
Life Storage
3.875%, 12/15/2027	1,950	1,888

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mid-America Apartments
4.300%, 10/15/2023	$625	$648
4.000%, 11/15/2025	885	892
3.750%, 06/15/2024	1,725	1,736
3.600%, 06/01/2027	672	654
Piedmont Operating Partnership
4.450%, 03/15/2024	125	127
Public Storage
3.094%, 09/15/2027	1,618	1,553
2.370%, 09/15/2022	1,947	1,887
Realty Income
3.250%, 10/15/2022	150	149
Regency Centers
3.600%, 02/01/2027	704	677
SL Green Realty
7.750%, 03/15/2020	2,000	2,180
4.500%, 12/01/2022	500	515
Tanger Properties
3.875%, 12/01/2023	980	974
3.750%, 12/01/2024	865	848
UDR
3.700%, 10/01/2020	2,355	2,399
Ventas Realty
4.125%, 01/15/2026	45	46
2.700%, 04/01/2020	2,950	2,936
Washington Prime Group
5.950%, 08/15/2024	665	660
Welltower
4.950%, 01/15/2021	3,340	3,491
4.500%, 01/15/2024	183	190

		56,308

Telecommunication Services – 1.3%
America Movil
5.000%, 03/30/2020	540	561
AT&T
6.000%, 08/15/2040	2,875	3,192
5.800%, 02/15/2019	675	695
5.450%, 03/01/2047	1,760	1,833
5.250%, 03/01/2037	6,283	6,484
5.150%, 02/14/2050	699	698
4.900%, 08/14/2037	847	849
4.800%, 06/15/2044	6,125	5,864
4.500%, 03/09/2048	2,958	2,695
4.450%, 05/15/2021	440	456
4.450%, 04/01/2024	971	1,001
4.350%, 06/15/2045	2,257	2,021
3.950%, 01/15/2025	140	140
3.900%, 08/14/2027	2,873	2,853
3.875%, 08/15/2021	350	357
3.400%, 05/15/2025	10,402	9,989
3.000%, 02/15/2022	700	692

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 06/30/2022	$150	$147
Bharti Airtel
4.375%, 06/10/2025 (C)	810	799
Nokia
4.375%, 06/12/2027	400	384
3.375%, 06/12/2022	1,982	1,927
Rogers Communications
4.100%, 10/01/2023	133	137
Sprint Capital
8.750%, 03/15/2032	390	423
Sprint Spectrum LLC
3.360%, 09/20/2021 (C)	2,222	2,227
Telefonica Emisiones SAU
5.877%, 07/15/2019	180	187
5.462%, 02/16/2021	69	73
5.213%, 03/08/2047	995	1,046
5.134%, 04/27/2020	1,160	1,209
4.665%, 03/06/2038	791	791
4.103%, 03/08/2027	1,010	1,004
Verizon Communications
5.500%, 03/16/2047	945	1,033
5.250%, 03/16/2037	2,410	2,554
5.150%, 09/15/2023	400	433
5.012%, 08/21/2054	722	710
4.862%, 08/21/2046	750	747
4.522%, 09/15/2048	1,650	1,559
4.500%, 08/10/2033	2,735	2,746
4.400%, 11/01/2034	7,535	7,396
4.272%, 01/15/2036	4,535	4,350
4.150%, 03/15/2024	880	906
4.125%, 03/16/2027	1,590	1,615
4.125%, 08/15/2046	2,905	2,588
3.850%, 11/01/2042	1,660	1,447
3.500%, 11/01/2024	750	745
3.376%, 02/15/2025	517	505
2.625%, 08/15/2026	940	856

		80,924

Utilities – 2.2%
Alabama Power
3.700%, 12/01/2047	4,166	3,958
Alabama Power Capital Trust V
4.795%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	97
Appalachian Power
4.450%, 06/01/2045	1,600	1,677
3.300%, 06/01/2027	1,155	1,123
Baltimore Gas & Electric
3.750%, 08/15/2047	653	626
Berkshire Hathaway Energy
3.750%, 11/15/2023	488	500
3.250%, 04/15/2028 (C)	844	816

30	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boston Gas
4.487%, 02/15/2042(C)	$140	$148
CenterPoint Energy Houston Electric LLC
3.950%, 03/01/2048	1,437	1,442
CenterPoint Energy Resources
4.500%, 01/15/2021	246	254
Comision Federal de Electricidad
4.875%, 01/15/2024(C)	300	310
4.750%, 02/23/2027(C)	1,410	1,426
Commonwealth Edison
4.000%, 03/01/2048	723	725
3.750%, 08/15/2047	456	438
3.400%, 09/01/2021	140	142
2.950%, 08/15/2027	1,620	1,545
Connecticut Light & Power
3.200%, 03/15/2027	75	73
Consolidated Edison of New York
6.650%, 04/01/2019	650	677
5.850%, 04/01/2018	236	237
4.450%, 03/15/2044	3,815	4,073
Dominion Energy
2.556%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	2,000	2,006
1.600%, 08/15/2019	1,360	1,337
Dominion Resources
2.500%, 12/01/2019	1,985	1,969
2.000%, 08/15/2021	1,060	1,018
DTE Energy
1.500%, 10/01/2019	1,805	1,769
Duke Energy
3.550%, 09/15/2021	722	732
3.150%, 08/15/2027	3,052	2,889
2.400%, 08/15/2022	1,380	1,335
2.100%, 06/15/2018	425	425
1.800%, 09/01/2021	1,620	1,549
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,047
4.000%, 09/30/2042	1,512	1,535
2.500%, 03/15/2023	1,125	1,091
Duke Energy Florida
3.850%, 11/15/2042	1,360	1,338
3.200%, 01/15/2027	1,600	1,561
Duke Energy Progress LLC
3.250%, 08/15/2025	2,000	1,979
2.800%, 05/15/2022	215	214
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	3,525	3,798
3.616%, 08/01/2027 (C)	1,870	1,809
Electricite de France
6.000%, 01/22/2114 (C)	1,350	1,439
Entergy Louisiana
6.500%, 09/01/2018	500	510

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Entergy Texas
3.450%, 12/01/2027	$3,625	$3,519
Eversource Energy
2.900%, 10/01/2024	3,730	3,583
Exelon
5.625%, 06/15/2035	1,720	2,020
3.950%, 06/15/2025	2,840	2,872
FirstEnergy
4.250%, 03/15/2023	2,040	2,099
3.900%, 07/15/2027	2,078	2,056
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,467
Florida Power & Light
3.950%, 03/01/2048	1,752	1,749
3.250%, 06/01/2024	455	458
Georgia Power
5.950%, 02/01/2039	50	61
4.300%, 03/15/2042	360	367
Indiana Michigan Power
7.000%, 03/15/2019	1,750	1,828
4.550%, 03/15/2046	710	763
3.200%, 03/15/2023	1,330	1,326
IPALCO Enterprises
3.700%, 09/01/2024	1,641	1,605
ITC Holdings
4.050%, 07/01/2023	2,075	2,138
3.350%, 11/15/2027 (C)	1,476	1,422
Jersey Central Power & Light
7.350%, 02/01/2019	100	104
Kansas City Power & Light
5.300%, 10/01/2041	250	288
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,282
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,106
Majapahit Holding BV
7.750%, 01/20/2020	660	713
Metropolitan Edison
4.000%, 04/15/2025 (C)	1,000	1,004
3.500%, 03/15/2023 (C)	5,050	5,062
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,698
3.500%, 10/15/2024	100	102
2.400%, 03/15/2019	115	115
New England Power
3.800%, 12/05/2047 (C)	331	319
NiSource Finance
6.800%, 01/15/2019	544	563
5.800%, 02/01/2042	471	553
Northern States Power
3.600%, 09/15/2047	1,323	1,247

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Oncor Electric Delivery LLC
7.000%, 09/01/2022	$150	$173
6.800%, 09/01/2018	4,135	4,221
Pacific Gas & Electric
6.050%, 03/01/2034	710	832
5.800%, 03/01/2037	560	649
5.400%, 01/15/2040	156	174
4.450%, 04/15/2042	660	648
3.300%, 12/01/2027(C)	2,883	2,717
3.250%, 09/15/2021	35	35
PacifiCorp
5.650%, 07/15/2018	500	506
PECO Energy
4.150%, 10/01/2044	1,985	2,058
3.150%, 10/15/2025	1,730	1,699
Perusahaan Listrik Negara MTN
4.125%, 05/15/2027(C)	1,990	1,928
PPL Electric Utilities
4.150%, 10/01/2045	661	682
Progress Energy
6.000%, 12/01/2039	200	248
Public Service of New Hampshire
3.500%, 11/01/2023	960	975
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,034
Sempra Energy
4.000%, 02/01/2048	1,059	988
2.900%, 02/01/2023	2,430	2,387
South Carolina Electric & Gas
5.100%, 06/01/2065	247	257
Southern
3.250%, 07/01/2026	492	468
2.150%, 09/01/2019	1,920	1,902
1.550%, 07/01/2018	2,000	1,995
Southern California Edison
3.500%, 10/01/2023	1,015	1,024
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,481
2.450%, 10/01/2023	1,080	1,027
Southwestern Electric Power
6.450%, 01/15/2019	672	693
3.900%, 04/01/2045	465	446
3.850%, 02/01/2048	910	868
2.750%, 10/01/2026	1,351	1,261
Southwestern Public Service
3.700%, 08/15/2047	1,065	1,014
Virginia Electric & Power
4.650%, 08/15/2043	1,475	1,603
3.450%, 02/15/2024	150	151
2.950%, 01/15/2022	1,720	1,714
2.750%, 03/15/2023	1,200	1,173

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WEC Energy Group
1.650%, 06/15/2018	$500	$499

		143,656

Total Corporate Obligations (Cost $1,792,372) ($ Thousands)		1,791,638

ASSET-BACKED SECURITIES – 8.2%

Automotive – 0.9%

Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	439	439
Ally Auto Receivables Trust, Ser 2015-1, Cl A4
1.750%, 05/15/2020	962	958
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	787	784
Ally Auto Receivables Trust, Ser 2018-1, Cl A4
2.530%, 02/15/2023	886	878
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	2,300	2,286
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	1,608	1,601
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A4
2.130%, 05/20/2020	533	532
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	1,485	1,479
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	955	950
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	866	856
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	3,210	3,200
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,427
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	1,026	1,022
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 01/15/2025 (C)	3,047	3,010
Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
2.088%, VAR LIBOR USD 1 Month+0.500%, 02/15/2021	180	181

32	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II L.P., Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	$3,410	$3,383
Hertz Vehicle Financing II L.P., Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	3,344	3,301
Hertz Vehicle Financing II L.P., Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	635	629
Hertz Vehicle Financing II L.P., Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	2,072	2,056
Hertz Vehicle Financing II L.P., Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	719	717
Hertz Vehicle Financing II L.P., Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	2,428	2,372
Hertz Vehicle Financing II L.P., Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	2,053	2,032
Hertz Vehicle Financing II L.P., Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	6,800	6,686
Hertz Vehicle Financing II L.P., Ser 2018-1A, Cl B
3.600%, 02/25/2024 (C)	1,780	1,757
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	5,630	5,603
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	6,225	6,183
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	202	201
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/2020	737	733

		57,256

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	2,515	2,491
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	198	198
Capital One Multi-Asset Execution Trust, Ser 2016-A5, Cl A5
1.660%, 06/17/2024	1,928	1,854

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
1.891%, VAR LIBOR USD 1 Month+0.330%, 01/21/2025	$5,692	$5,700
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	1,010	1,003
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	649	635
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	4,082	4,020
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	155	154
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	4,472	4,326
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	1,587	1,561
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	2,433	2,397
World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/2024	4,868	4,785

		29,124

Mortgage Related Securities — 0.5%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (D)	35	35
Argent Securities Asset-Backed Pass-Through Certificates, Ser2004-W5, Cl AV2
2.661%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	1,148	1,141
Argent Securities Asset-Backed Pass-Through Certificates, Ser2005-W2, Cl A1
1.881%, VAR ICE LIBOR USD 1 Month+0.260%, 10/25/2035	2,643	2,643
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
4.805%, 01/25/2034 (D)	216	222
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
2.535%, VAR ICE LIBOR USD 1 Month+0.975%, 12/15/2033	1,404	1,402
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl A5
3.666%, 01/15/2051	583	588

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051	$582	$592
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032 (D)	84	85
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (B)	10	10
Centex Home Equity, Ser 2005-A, Cl M1
2.341%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,830
Centex Home Equity, Ser 2006-A, Cl AV4
1.871%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	44	44
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C) (D)	27	27
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
2.408%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	238	234
GSAA Trust, Ser 2005-6, Cl A3
1.991%, VAR ICE LIBOR USD 1 Month+0.370%, 06/25/2035	828	834
GSAMP Trust, Ser 2006-HE2, Cl A3
1.881%, VAR ICE LIBOR USD 1 Month+0.260%, 03/25/2046	7,633	7,613
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
1.781%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	888	464
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
2.551%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	4,932	4,978
New Residential Mortgage Trust, Ser 2018- 1A, Cl A1A
4.000%, 12/25/2057 (B)(C)	3,531	3,593
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.718%, 06/25/2033 (D)	34	34
Structured Asset Securities Mortgage Pass- Through Certificates, Ser2002-AL1, Cl A2
3.450%, 02/25/2032	122	121
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
2.621%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	5,959	5,982

		34,472

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 6.3%

Academic Loan Funding Trust, Ser 2012-1A, Cl A1
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 12/27/2022 (C)	$9	$9
ACIS CLO, Ser 2015-6A, Cl A1
3.363%, VAR ICE LIBOR USD 3 Month+1.590%, 05/01/2027 (C)	1,400	1,401
Allegro CLO V, Ser 2017-1A, Cl A
2.606%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	3,100	3,116
Ally Master Owner Trust, Ser 2017-1, Cl A
1.988%, VAR LIBOR USD 1 Month+0.400%, 02/15/2021	1,084	1,087
Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2005-R11, Cl A1
1.851%, VAR ICE LIBOR USD 1 Month+0.230%, 01/25/2036	2,997	2,995
AMMC CLO XII, Ser 2017-12A, Cl AR
3.011%, VAR ICE LIBOR USD 3 Month+1.200%, 11/10/2030 (C)	750	755
Apex Credit CLO LLC, Ser 2016-1A, Cl A2A
2.510%, VAR ICE LIBOR USD 3 Month+0.750%, 07/27/2028 (C)	1,500	1,500
Apidos CLO XXII, Ser 2015-22A, Cl A1
3.245%, VAR ICE LIBOR USD 3 Month+1.500%, 10/20/2027 (C)	3,000	3,010
Apidos CLO, Ser 2014-18A, Cl A1R
2.865%, VAR ICE LIBOR USD 3 Month+1.120%, 07/22/2026 (C)	1,500	1,501
Ares XXXII CLO, Ser 2017-32A, Cl A2R
3.489%, VAR ICE LIBOR USD 3 Month+1.650%, 11/15/2025 (C)	2,000	2,001
Babson CLO, Ser 2017-IA, Cl AR
2.545%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	3,860	3,859
Babson CLO, Ser 2017-IIA, Cl AR
2.881%, VAR ICE LIBOR USD 3 Month+1.150%, 10/17/2026 (C)	1,080	1,080
Ballyrock CLO, Ser 2017-1A, Cl A1R
2.895%, VAR ICE LIBOR USD 3 Month+1.150%, 10/20/2026 (C)	1,620	1,621
BlueMountain CLO, Ser 2017-3A, Cl A1R
2.862%, VAR ICE LIBOR USD 3 Month+1.140%, 10/15/2026 (C)	1,000	1,001
Brazos Education Loan Authority, Ser 2012-1, Cl A1
2.321%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	2,363	2,363

34	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
3.144%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	$4,835	$4,940
Brazos Higher Education Authority, Ser 2011- 1, Cl A2
2.744%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	1,103	1,110
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
2.745%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	3,520	3,542
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
2.051%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (C)	582	562
Carlyle Global Market Strategies CLO, Ser 2018-4A, Cl CRR
3.472%, VAR ICE LIBOR USD 3 Month+1.750%, 01/15/2031 (C)	500	500
Carlyle Global Market Strategies, Ser 2013- 4A, Cl C
4.522%, VAR ICE LIBOR USD 3 Month+2.800%, 10/15/2025 (C)	300	300
Carlyle Global Market Strategies, Ser 2017- 2A, Cl A1B
2.965%, VAR ICE LIBOR USD 3 Month+1.220%, 07/20/2031 (C)	2,500	2,520
Catskill Park CLO, Ser 2017-1A, Cl A2
3.445%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,510
CCG Receivables Trust, Ser 2017-1, Cl A2
3.125%, 06/12/2027	875	839
Cent CLO, Ser 2013-17A, Cl A1
3.067%, VAR ICE LIBOR USD 3 Month+1.300%, 01/30/2025 (C)	226	226
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.089%, 11/25/2034 (D)	278	287
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
5.089%, 11/25/2034 (D)	275	282
CIT Education Loan Trust, Ser 2007-1, Cl A
1.765%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	2,204	2,080
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.533%, 09/25/2036 (D)	358	359
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
5.533%, 09/25/2036 (D)	6,465	6,540

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.474%, 03/25/2037 (D)	$990	$1,036
College Ave Student Loans LLC, Ser 2017-A, Cl A1
3.271%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	1,739	1,781
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C) (D)	2,990	2,867
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	26	27
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.377%, 06/25/2040 (B)(C)	639	57
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.161%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	3,922	3,801
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.771%, 10/25/2046 (B)	88	86
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
1.951%, VAR ICE LIBOR USD 1 Month+0.330%, 07/25/2036 (C)	116	108
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
2.521%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	408	406
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
4.761%, 04/25/2047	2,808	2,715
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
1.888%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	132	124
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (D)	46	45
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.460%, 12/25/2036 (D)	486	407
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF4
3.460%, 12/25/2036 (D)	590	494
Crestline Denali CLO, Ser 2017-1A, Cl A1LR
2.803%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	1,500	1,501
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (B)(C)	9,484	9,379
CVP CLO, Ser 2018-2A, Cl A
3.116%, VAR ICE LIBOR USD 3 Month+1.190%, 01/20/2031 (C)	3,500	3,504

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
1.708%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	$4,254	$4,002
Eaton Vance CLO, Ser 2017-1A, Cl AR
2.922%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (C)	1,700	1,700
Educational Funding of the South, Ser 2011- 1, Cl A2
2.395%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,774	1,777
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
2.621%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	4,600	4,665
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (B)	63	63
First Franklin Mortgage Loan Trust, Ser 2002-FF3, Cl A1
2.481%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032	3,092	3,039
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,768	1,729
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
4.944%, 02/20/2032	450	426
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
4.746%, 03/13/2032	848	805
GT Loan Financing I, Ser 2013-1A, Cl A
3.030%, VAR ICE LIBOR USD 3 Month+1.270%, 10/28/2024 (C)	619	619
Higher Education Funding I, Ser 2014-1, Cl A
2.994%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	3,405	3,438
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
1.801%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	614	611
Jamestown CLO IV, Ser 2017-4A, Cl A2R
3.072%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	2,000	2,000
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,781	1,793
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,350	2,287
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.828%, 08/25/2038 (B)(C)	2,919	69
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.398%, 04/25/2040 (B)(C)	522	42

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
KKR CLO 20, Ser 2017-20, Cl A
2.846%, VAR ICE LIBOR USD 3 Month+1.130%, 10/16/2030 (C)	$1,250	$1,260
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	44	45
Magnetite IX, Ser 2017-9A, Cl A1R
2.745%, VAR ICE LIBOR USD 3 Month+1.000%, 07/25/2026 (C)	1,000	1,001
Magnetite XVIII, Ser 2016-18A, Cl A
3.239%, VAR ICE LIBOR USD 3 Month+1.400%, 11/15/2028 (C)	1,750	1,758
Magnetite XVIII, Ser 2016-18A, Cl C
4.189%, VAR ICE LIBOR USD 3 Month+2.350%, 11/15/2028 (C)	1,750	1,756
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,141	2,218
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	303	327
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,831	4,292
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.188%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	2,135	2,207
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.288%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	886	889
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	1,035	1,038
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	4,146	4,240
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.738%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	1,239	1,308
Navient Private Education Loan Trust, Ser 2017-A, Cl A1
1.988%, VAR ICE LIBOR USD 1 Month+0.400%, 12/16/2058 (C)	1,808	1,811
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
2.488%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	2,143	2,168
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	793	793

36	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.131%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	$7,096	$7,075
Navient Student Loan Trust, Ser 2014-2, Cl A
2.261%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	5,214	5,173
Navient Student Loan Trust, Ser 2014-3, Cl A
2.241%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	5,270	5,237
Navient Student Loan Trust, Ser 2014-4, Cl A
2.241%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	3,669	3,636
Navient Student Loan Trust, Ser 2014-8, Cl A3
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 05/27/2049	300	302
Navient Student Loan Trust, Ser 2015-1, Cl A2
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	233	234
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.321%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	4,888	4,931
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.471%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	1,136	1,147
Navient Student Loan Trust, Ser 2016-5A, Cl A
2.871%, VAR ICE LIBOR USD 1 Month+1.250%, 06/25/2065 (C)	945	965
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.771%, VAR ICE LIBOR USD 1 Month+1.150%, 03/25/2066 (C)	3,157	3,222
Navient Student Loan Trust, Ser 2017-1A, Cl A3
2.771%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	7,374	7,560
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.671%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (C)	2,633	2,673
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.671%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	9,288	9,551
Navient Student Loan Trust, Ser 2017-4A, Cl A3
2.621%, VAR ICE LIBOR USD 1 Month+1.000%, 09/27/2066 (C)	4,718	4,813
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	5,918	5,982

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2018-1A, Cl A3
2.281%, VAR ICE LIBOR USD 1 Month+0.720%, 03/25/2067 (C)	$3,090	$3,095
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.925%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,561	1,543
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.905%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,337	1,335
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.855%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	6,139	6,032
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
1.758%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	1,594	1,571
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.778%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	9,152	9,021
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.838%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	1,078	1,062
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.865%, VAR ICE LIBOR USD 3 Month+0.120%, 04/25/2031	4,475	4,489
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (C)	672	679
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.571%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,766
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	4,624	4,605
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	2,175	2,198
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.391%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	3,496	3,518
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
2.471%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	3,384	3,418
Northstars Education Finance Authority, Ser 2007-1, Cl A2
2.510%, VAR ICE LIBOR USD 3 Month+0.750%, 01/29/2046	50	49
Octagon Investment Partners 25, Ser 2018- 1A, Cl AR
2.704%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	1,415	1,415

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Park Place Securities Pass-Through Certificates, Ser2005-WCW2, Cl M1
2.371%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2035	$3,273	$3,282
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl A
2.410%, 09/15/2023 (C)	2,063	2,060
Regatta VII Funding, Ser 2016-1A, Cl B2
3.426%, VAR ICE LIBOR USD 3 Month+1.800%, 12/20/2028 (C)	2,000	2,016
RR 3, Ser 2018-3A, Cl A1R2
2.802%, VAR ICE LIBOR USD 3 Month+1.090%, 01/15/2030 (C)	1,600	1,603
SBA Small Business Investment, Ser 2015- 10A, Cl 1
2.517%, 03/10/2025	621	611
SBA Small Business Investment, Ser 2017- 10B, Cl 1
2.518%, 09/10/2027	370	355
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A4
1.919%, VAR ICE LIBOR USD 3 Month+0.330%, 06/15/2039	3,490	3,400
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
1.879%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	135	131
SLM Private Education Loan Trust, Ser 2012- D, Cl A2
2.950%, 02/15/2046 (C)	257	257
SLM Private Education Loan Trust, Ser 2013- B, Cl A2B
2.688%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	292	293
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	1,310	1,273
SLM Student Loan Trust, Ser 2003-1, Cl A5C
2.339%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	1,435	1,430
SLM Student Loan Trust, Ser 2003-4, Cl A5D
2.339%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	1,354	1,346
SLM Student Loan Trust, Ser 2004-10, Cl A7A
2.495%, VAR ICE LIBOR USD 3 Month+0.750%, 10/25/2029 (C)	3,431	3,418
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.945%, VAR ICE LIBOR USD 3 Month+1.200%, 07/27/2026	107	107
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.915%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	4,250	4,170

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2006-3, Cl A5
1.845%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	$2,880	$2,854
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.905%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	4,123
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.805%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,920	2,838
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.125%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	2,840	2,842
SLM Student Loan Trust, Ser 2008-2, Cl B
2.945%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	1,122
SLM Student Loan Trust, Ser 2008-3, Cl B
2.945%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	1,155	1,135
SLM Student Loan Trust, Ser 2008-4, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	1,150
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.445%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	2,123	2,184
SLM Student Loan Trust, Ser 2008-5, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	1,155	1,193
SLM Student Loan Trust, Ser 2008-6, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,155
SLM Student Loan Trust, Ser 2008-7, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,187
SLM Student Loan Trust, Ser 2008-8, Cl B
3.995%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	1,155	1,217
SLM Student Loan Trust, Ser 2008-9, Cl B
3.995%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,178
SLM Student Loan Trust, Ser 2010-1, Cl A
2.021%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	194	193
SLM Student Loan Trust, Ser 2011-2, Cl A2
2.821%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	495	515
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.571%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	5,491	5,535
SLM Student Loan Trust, Ser 2012-2, Cl A
2.321%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	2,745	2,755

38	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.371%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	$947	$942
SLM Student Loan Trust, Ser 2012-6, Cl B
2.621%, VAR ICE LIBOR USD 1 Month+1.000%, 04/27/2043	1,641	1,549
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	501	503
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
2.295%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	4,350	4,336
SLM Student Loan Trust, Ser 2018-9, Cl A7A
2.341%, VAR ICE LIBOR USD 3 Month+0.600%, 01/25/2041	3,510	3,512
SMB Private Education Loan Trust, Ser 2015- A, Cl A2A
2.490%, 06/15/2027 (C)	831	821
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
2.588%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	2,072	2,092
SMB Private Education Loan Trust, Ser 2015- B, Cl A2A
2.980%, 07/15/2027 (C)	863	859
SMB Private Education Loan Trust, Ser 2015- B, Cl A2B
2.788%, VAR ICE LIBOR USD 1 Month+1.200%, 07/15/2027 (C)	3,085	3,118
SMB Private Education Loan Trust, Ser 2015- C, Cl A2A
2.750%, 07/15/2027 (C)	1,373	1,366
SMB Private Education Loan Trust, Ser 2015- C, Cl A2B
2.988%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	1,096	1,112
SMB Private Education Loan Trust, Ser 2016- A, Cl A2A
2.700%, 05/15/2031 (C)	3,903	3,839
SMB Private Education Loan Trust, Ser 2016- A, Cl A2B
3.088%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	5,602	5,814
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (C)	2,586	2,527
SMB Private Education Loan Trust, Ser 2016- B, Cl A2B
3.038%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	5,061	5,202
SMB Private Education Loan Trust, Ser 2016- C, Cl A2A
2.340%, 09/15/2034 (C)	3,850	3,723

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
2.688%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	$3,631	$3,687
SMB Private Education Loan Trust, Ser 2017- A, Cl A2B
2.488%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	258	261
SMB Private Education Loan Trust, Ser 2017- B, Cl A2B
2.338%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	2,642	2,656
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	1,688	1,677
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
2.571%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	414	418
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
2.471%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	1,083	1,093
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
2.321%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	980	988
SoFi Professional Loan Program LLC, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (C)	1,313	1,296
SoFi Professional Loan Program LLC, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (C)	1,947	1,907
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
2.121%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	953	955
SoFi Professional Loan Program LLC,
Ser 2017-E, Cl A2B 2.720%, 11/26/2040 (C)	3,287	3,217
SoFi Professional Loan Program LLC, Ser 2017-F, Cl A2FX
2.840%, 01/25/2041 (C)	2,592	2,548
SoFi Professional Loan Program LLC, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	3,401	3,353
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.171%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	3,364	3,282

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	$30	$30
Symphony CLO XVII, Ser 2016-17A, Cl A1
3.222%, VAR ICE LIBOR USD 3 Month+1.500%, 04/15/2028 (C)	1,250	1,251
TCI-Flatiron CLO, Ser 2016-1A, Cl A
3.281%, VAR ICE LIBOR USD 3 Month+1.550%, 07/17/2028 (C)	500	505
Venture XXIV CLO, Ser 2016-24A, Cl A1D
3.165%, VAR ICE LIBOR USD 3 Month+1.420%, 10/20/2028 (C)	1,000	1,004
Venture XXVIII CLO, Ser 2017-28A, Cl A2
2.855%, VAR ICE LIBOR USD 3 Month+1.110%, 07/20/2030 (C)	1,800	1,807
Venture XXX CLO, Ser 2017-30A, Cl B
3.115%, VAR ICE LIBOR USD 3 Month+1.600%, 01/15/2031 (C)	2,000	2,020
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	3,095	3,066
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	1,300	1,285
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)	2,780	2,754
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)	3,140	3,100
Voya CLO, Ser 2016-1A, Cl A1R
3.064%, VAR ICE LIBOR USD 3 Month+1.330%, 04/18/2026 (C)	1,950	1,951
Voya CLO, Ser 2017-2A, Cl A1R
2.981%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (C)	2,250	2,261
Voya CLO, Ser 2017-2A, Cl A2A
3.432%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)	1,750	1,765
Zais CLO 2, Ser 2017-2A, Cl A1BR
2.920%, 07/25/2026 (C)	3,000	2,968
Zais CLO 5, Ser 2016-2A, Cl A1
3.252%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)	1,000	1,003

		402,058

Total Asset-Backed Securities (Cost $515,445) ($ Thousands)		522,910

SOVEREIGN DEBT — 1.8%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (C)	585	553
2.500%, 10/11/2022 (C)	5,587	5,381
Chile Government International Bond
3.240%, 02/06/2028	3,595	3,475

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
China Government International Bond
3.310%, 11/30/2025	CNY	5,000	$735
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	2,773
5.000%, 06/15/2045		1,840	1,831
Export-Import Bank of India
3.375%, 08/05/2026 (C)		1,410	1,332
Export-Import Bank of Korea
3.000%, 11/01/2022		2,559	2,510
2.500%, 11/01/2020		1,206	1,187
Indonesia Government International Bond
5.875%, 03/13/2020		190	201
5.875%, 01/15/2024 (C)		1,264	1,392
5.250%, 01/08/2047 (C)		1,210	1,283
5.125%, 01/15/2045 (C)		2,040	2,111
4.875%, 05/05/2021		500	523
4.750%, 07/18/2047 (C)		400	396
3.850%, 07/18/2027 (C)		2,310	2,266
3.750%, 04/25/2022 (C)		360	362
3.750%, 04/25/2022		500	502
3.500%, 01/11/2028		560	532
2.950%, 01/11/2023		3,370	3,254
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,289
3.837%, 11/01/2024 (A)		1,000	817
3.263%, 02/15/2025 (A)		1,000	807
3.239%, 08/15/2025 (A)		1,000	791
Israel Government International Bond
4.125%, 01/17/2048		1,890	1,821
Japan Bank for International Cooperation
2.250%, 02/24/2020		2,944	2,921
Japan Treasury Discount Bills
-14.795%, 04/09/2018 (A)(G)	JPY	1,525,000	14,293
-20.552%, 03/26/2018 (A)(G)		980,000	9,185
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)		$2,680	2,726
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		1,810	1,772
Mexico Government International Bond MTN
6.050%, 01/11/2040		4,798	5,398
5.750%, 10/12/2110		763	770
4.750%, 03/08/2044		5,640	5,428
4.600%, 02/10/2048		2,687	2,522
3.750%, 01/11/2028		3,292	3,154
3.600%, 01/30/2025		3,190	3,123
Panama Government International Bond
4.500%, 05/15/2047		2,630	2,677
Paraguay Government International Bond
6.100%, 08/11/2044 (C)		540	594
Peru Government International Bond
6.550%, 03/14/2037		300	387
5.625%, 11/18/2050		2,460	2,940

40	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Poland Government International Bond
5.000%, 03/23/2022	$380	$406
4.000%, 01/22/2024	7,630	7,898
Saudi Government International Bond MTN
4.625%, 10/04/2047 (C)	410	395
4.500%, 10/26/2046 (C)	435	411
3.625%, 03/04/2028 (C)	1,221	1,162
2.875%, 03/04/2023 (C)	5,905	5,691
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	2,731

Total Sovereign Debt (Cost $115,257) ($ Thousands)		114,708

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FHLB
2.125%, 02/11/2020	660	657
FHLB DN
1.508%, 06/14/2018 (A)	3,780	3,761
1.477%, 05/16/2018 (A)	38,820	38,683
1.466%, 05/15/2018 (A)	2,520	2,511
1.382%, 04/27/2018 (A)	4,390	4,379
1.367%, 04/25/2018 (A)	8,600	8,579
1.329%, 03/21/2018 (A)	4,680	4,676
FHLMC
3.750%, 03/27/2019	85	87
2.375%, 01/13/2022	565	560
1.250%, 10/02/2019	240	236
FICO STRIPS, PO
0.000%, 04/06/2018 (A)	1,565	1,562
0.000%, 05/11/2018 (A)	3,620	3,607
0.000%, 11/02/2018 (A)	3,410	3,363
FNMA
2.625%, 09/06/2024	510	502
2.417%, 10/09/2019 (A)	4,255	4,095
2.125%, 04/24/2026	515	483
2.000%, 01/05/2022	70	68
1.875%, 09/24/2026	250	228
0.875%, 05/21/2018	250	250
Tennessee Valley Authority Principal STRIPS, PO
3.765%, 11/01/2025 (A)	1,000	780

Total U.S. Government Agency Obligations (Cost $77,446) ($ Thousands)		79,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.6%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	$1,040	$1,597
6.650%, 03/01/2022	70	78
California State, GO
Callable 03/01/2020 @ 100
7.950%, 03/01/2036	2,750	3,032
Los Angeles, Community College District,
Build America Project, GO
6.750%, 08/01/2049	1,665	2,435
Metropolitan Water District of Southern
California, RB
Callable 07/01/2019 @ 100
6.538%, 07/01/2039	125	131
San Jose, Redevelopment Agency Successor
Agency, Ser A-T, RB
3.226%, 08/01/2027	2,085	2,033
3.176%, 08/01/2026	1,000	988
University of California, Ser AJ, RB
4.601%, 05/15/2031	3,000	3,214

		13,508

Nevada — 0.0%
Clark County, Airport System Revenue, Build
America Project, Ser C-BUILD, RB
6.820%, 07/01/2045	1,170	1,724

New York — 0.2%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	2,405	2,593
New York City, Build America Project, GO
5.047%, 10/01/2024	4,000	4,371
New York City, Build America Project, GO
Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,194
New York City, Transitional Finance Authority,
Future Tax Secured Revenue, Sub-Ser
A-5, RB
Callable 08/01/2027 @ 100
3.280%, 08/01/2029	2,295	2,212
New York State, Dormitory Authority, Build
America Project, RB
5.500%, 03/15/2030	2,500	2,871

		14,241

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	734

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Oregon — 0.1%
Oregon State, GO
5.762%, 06/01/2023	$2,267	$2,451

Texas — 0.1%
Brazos Higher Education Authority, Ser 2006- 2, Cl A9, RB
1.703%, 12/26/2024 (H)	784	782
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,564	2,243

		3,025

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	161	169
Total Municipal Bonds (Cost $33,628) ($ Thousands)		35,852

LOAN PARTICIPATION — 0.0%
Carlyle
4.381%, VAR ICE LIBOR USD 3 Month+2.000%, 07/15/2019	43	43

Total Loan Participation (Cost $43) ($ Thousands)		43

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	421,992,287	$421,992

Total Cash Equivalent (Cost $421,992) ($ Thousands)		421,992
	Face Amount (Thousands)

REPURCHASE AGREEMENT (I) — 2.2%
Deutsche Bank
1.380%, dated on 02/28/2018, to be repurchased on 03/01/2018, repurchase price $140,005,367 (collateralized by U.S. Treasury obligations, 0.125%, 04/15/2018, par value $33,198,000 - $50,000,000; total market value $142,805,474)	$140,000	140,000

Total Repurchase Agreement (Cost $140,000) ($ Thousands)		140,000

Total Investments in Securities— 112.0% (Cost $7,213,070) ($ Thousands)		$7,157,548

	Contracts

PURCHASED OPTIONS (J) — 0.0%

Total Purchased Options (Cost $904) ($ Thousands)	29,064,652	$1,252

WRITTEN OPTIONS (J) — 0.0%

Total Written Options (Premiums Received $819) ($ Thousands)	(29,064,129)	$(476)

A list of exchange traded option contracts held by the Fund at February 28, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
March 2018, Eurodollar 1 Year Mid-Curve*	342	$83,264	$97.75	03/17/18	$314

Call Options
April 2018, U.S. 10-Year Future*	307	36,855	121.00	03/17/18	67
April 2018, U.S. 10-Year Future*	1,024	122,928	121.25	03/17/18	160
April 2018, U.S. 10-Year Future*	515	61,824	120.50	03/17/18	185
April 2018, U.S. 5-Year Future*	464	52,863	114.25	03/17/18	98

		274,470			510
Total Purchased Options		$357,734			$824

42	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS — 0.0%

Put Options
April 2018, U.S. 10-Year Future*	(107)	$(12,845)	$120.00	03/17/18	$(57)
April 2018, U.S. 10-Year Future*	(109)	(13,085)	119.50	03/17/18	(36)
April 2018, U.S. 10-Year Future*	(106)	(12,725)	119.00	03/17/18	(20)
April 2018, U.S. 5-Year Future*	(161)	(18,343)	114.00	03/17/18	(61)
April 2018, U.S. Bond Future*	(53)	(7,602)	143.00	03/17/18	(52)

		(64,600)			(226)

Call Options
April 2018, U.S. 10-Year Future*	(214)	(25,690)	123.50	03/17/18	(7)
April 2018, U.S. 10-Year Future*	(79)	(9,484)	122.00	03/17/18	(6)
April 2018, U.S. 10-Year Future*	(109)	(13,085)	122.50	03/17/18	(5)
April 2018, U.S. 5-Year Future*	(195)	(22,216)	114.75	03/17/18	(18)
April 2018, U.S. 5-Year Future*	(332)	(37,825)	114.50	03/17/18	(47)
April 2018, U.S. 5-Year Future*	(199)	(22,672)	115.00	03/17/18	(12)
April 2018, U.S. 5-Year Future*	(161)	(18,343)	116.00	03/17/18	(4)
April 2018, U.S. 5-Year Future*	(106)	(12,076)	115.25	03/17/18	(5)
April 2018, U.S. Bond Future*	(53)	(7,602)	152.00	03/17/18	(2)
June 2018, U.S. 10-Year Future*	(119)	(14,286)	123.00	05/19/18	(24)
June 2018, U.S. Bond Future*	(26)	(3,729)	150.00	05/19/18	(11)

		(187,008)			(141)

Total Written Options		$(251,608)			$(367)

A list of over the counter option contracts held by the Fund at February 28, 2018, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Call Options
April 2018, USD Call EUR Put*	Citigroup	14,752,000	$17,997	$1.23	04/21/18	$246
May 2018, USD Call EUR Put*	Citigroup	14,310,000	17,458	1.23	05/19/18	182
Total Purchased Options			35,455			428

WRITTEN OPTIONS — 0.0%

Put Options
April 2018, USD Put EUR Call*	Citigroup	(14,752,000)	(17,997)	1.27	04/21/18	(36)
May 2018, USD Put EUR Call*	Citigroup	(14,310,000)	(17,458)	1.26	05/19/18	(73)
Total Written Options			$(35,455)			$(109)

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	(1,184)	Mar-2018	$(291,228)	$(289,740)	$1,488
90-Day Euro$	877	Jun-2020	213,491	212,925	(566)
90-Day Euro$	(1,868)	Jun-2018	(457,153)	(456,376)	777
90-Day Euro$	112	Mar-2021	27,282	27,178	(104)
90-Day Euro$	1,233	Dec-2019	299,811	299,465	(346)
90-Day Euro$	(350)	Dec-2018	(85,721)	(85,286)	435
90-Day Euro$	(100)	Sep-2018	(24,595)	(24,401)	194
Euro	(40)	Mar-2018	(5,924)	(6,109)	(185)
Euro-Bobl	(216)	Mar-2018	(33,820)	(34,522)	261
Euro-Bund	(193)	Mar-2018	(37,198)	(37,531)	738

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Bund	(119)	Jun-2018	$(22,795)	$(22,753)	$(13)
U.S. 2-Year Treasury Notes	735	Jun-2018	156,200	156,165	(35)
U.S. 2-Year Treasury Notes	(236)	Jun-2018	(50,174)	(50,143)	31
U.S. 5-Year Treasury Notes	565	Jun-2018	64,342	64,370	28
U.S. 5-Year Treasury Notes	1,459	Jun-2018	166,551	166,223	(328)
U.S. 10-Year Treasury Notes	1,941	Jun-2018	233,223	233,011	(212)
U.S. Long Treasury Bond	(1,681)	Jun-2018	(240,011)	(241,118)	(1,107)
U.S. Ultra Long Treasury Bond	(590)	Jun-2018	(91,961)	(91,966)	(5)
U.S. Ultra Long Treasury Bond	1,288	Jun-2018	199,796	200,767	971
Ultra 10-Year U.S. Treasury Notes	(238)	Jun-2018	(30,458)	(30,479)	(21)
Ultra 10-Year U.S. Treasury Notes	93	Jun-2018	11,904	11,910	6

			$1,562	$1,590	$2,007

A list of the open forward foreign currency contracts held by the Fund at February 28, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/19/18	EUR	275	USD	338	$1
Citigroup	04/19/18	USD	370	GBP	260	(11)
Citigroup	04/19/18	GBP	1,828	USD	2,526	2
Citigroup	04/19/18	USD	5,804	EUR	4,709	(38)
Citigroup	04/19/18	CNH	11,628	USD	1,774	(59)
Citigroup	04/19/18	JPY	26,996	USD	245	(9)
Goldman Sachs	03/26/18 - 04/09/18	JPY	2,505,000	USD	22,534	(1,006)
						$(1,120)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2018, is as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.IG.29	Sell	1.00%	Quarterly	12/20/2022	(77,230)	$1,543	$1,740	$(197)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.95%	3-Month USD - LIBOR	Quarterly	11/15/2043	USD	14,729	$162	$2	$160
3-Month USD - LIBOR	1-Day Federal Funds Effective	Quarterly	05/15/2023	USD
	Rate - USD				77,394	(7)	(29)	22
3-Month USD - LIBOR	2.25%	Semi-Annual	05/31/2022	USD	35,802	(721)	63	(784)
2.47%	3-Month USD - LIBOR	Semi-Annual	11/15/2043	USD	44,542	4,394	951	3,443

						$3,828	$987	$2,841

Percentages are based on Net Assets of $6,388,751 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $770,724 ($ Thousands), representing 12.06% of the Net Assets of the Fund.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2018. The coupon on a step bond changes on a specified date.
(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2018 was $839 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

44	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(I)	Tri-Party Repurchase Agreement.
(J)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

DAC — Designated Activity Company

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO – Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA – National Credit Union Administration

PLC — Public Liability Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$–	$2,137,023	$–	$2,137,023
U.S. Treasury Obligations	–	1,914,315	–	1,914,315
Corporate Obligations	–	1,790,799	839	1,791,638
Asset-Backed Securities	–	522,910	–	522,910
Sovereign Debt	–	114,708	–	114,708
U.S. Government Agency Obligations	–	79,067	–	79,067
Municipal Bonds	–	35,852	–	35,852
Loan Participation	–	43	–	43
Cash Equivalent	421,992	–	–	421,992
Repurchase Agreement	–	140,000	–	140,000

Total Investments in Securities	$421,992	$6,734,717	$839	$7,157,548

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,252	$—	$—	$1,252
Written Options	(476)	—	—	(476)
Futures Contracts *
Unrealized Appreciation	4,929	—	—	4,929
Unrealized Depreciation	(2,922)	—	—	(2,922)
Forwards Contracts *
Unrealized Appreciation	—	3	—	3
Unrealized Depreciation	—	(1,123)	—	(1,123)
Centrally Cleared Swaps
Credit Default Swap *
Unrealized Depreciation	—	(197)	—	(197)
Interest Rate Swaps *
Unrealized Appreciation	—	3,625	—	3,625
Unrealized Depreciation	—	(784)	—	(784)

Total Other Financial Instruments	$2,782	$1,524	$—	$4,306

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018 , there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Core Fixed Income Fund (Continued)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2018, the Fund is the seller (“providing protection”) on a total notional amount of $77.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$1,543,194	$1,543,194
Maximum potential amount of future payments	—	—	—	77,230,000	77,230,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$77,230,000	$—	$—	$77,230,000
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—
Total	$—	$—	$77,230,000	$—	$—	$77,230,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 02/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$245,725	$4,717,661	$(4,541,394)	$421,992	$1,721

46	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 75.9%

Consumer Discretionary — 16.9%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	$6,155	$5,997
4.250%, 05/15/2024 (A)	3,793	3,623
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	125	1
7.875%, 01/15/2009 (B)(C)	250	–
7.750%, 05/01/2009 (B)(C)	75	–
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(C)	25	–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	3,898	3,801
Altice Financing
7.500%, 05/15/2026 (A)	10,130	10,206
6.625%, 02/15/2023 (A)	998	997
Altice Finco
8.125%, 01/15/2024 (A)	720	736
Altice Luxembourg
7.750%, 05/15/2022 (A)	6,852	6,389
7.625%, 02/15/2025 (A)	7,045	6,200
Altice US Finance I
5.500%, 05/15/2026 (A)	2,400	2,376
5.375%, 07/15/2023 (A)	4,875	4,954
AMC Entertainment Holdings
5.875%, 11/15/2026	205	198
5.750%, 06/15/2025	1,495	1,454
AMC Networks
5.000%, 04/01/2024	2,795	2,802
4.750%, 12/15/2022	3,305	3,330
4.750%, 08/01/2025	4,820	4,669
American Axle & Manufacturing
6.625%, 10/15/2022	685	708
6.500%, 04/01/2027	955	986
6.250%, 03/15/2021	605	614
6.250%, 04/01/2025	715	738
Aramark Services
5.000%, 02/01/2028 (A)	4,595	4,578
4.750%, 06/01/2026	1,400	1,382
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)	2,600	–
Belo
7.750%, 06/01/2027	2,025	2,286
Block Communications
6.875%, 02/15/2025 (A)	2,880	2,981
Bon-Ton Department Stores
8.000%, 06/15/2021 (C)	7,460	1,343
Boyd Gaming
6.875%, 05/15/2023	520	549
6.375%, 04/01/2026	3,385	3,558
Cablevision Systems
5.875%, 09/15/2022	1,947	1,947

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CBS Radio
7.250%, 11/01/2024 (A)	$410	$422
CCM Merger
6.000%, 03/15/2022 (A)	1,225	1,238
CCO Holdings
5.875%, 04/01/2024 (A)	3,321	3,430
5.750%, 02/15/2026 (A)	4,345	4,399
5.500%, 05/01/2026 (A)	2,940	2,940
5.375%, 05/01/2025 (A)	4,200	4,216
5.250%, 09/30/2022	350	356
5.125%, 05/01/2023 (A)	395	403
5.125%, 05/01/2027 (A)	10,097	9,723
5.000%, 02/01/2028 (A)	10,755	10,153
Cedar Fair
5.375%, 06/01/2024	1,170	1,201
Cengage Learning
9.500%, 06/15/2024 (A)	6,995	5,946
Century Communities
6.875%, 05/15/2022	3,445	3,570
Cequel Communications Holdings I
7.750%, 07/15/2025 (A)	1,325	1,411
5.125%, 12/15/2021 (A)	929	924
Churchill Downs
4.750%, 01/15/2028 (A)	968	932
Cinemark USA
4.875%, 06/01/2023	1,420	1,411
Claire’s Stores
9.000%, 03/15/2019 (A)	1,480	1,006
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	9,955	9,937
6.500%, 11/15/2022	5,815	5,961
Constellation Merger Sub
8.500%, 09/15/2025 (A)	870	852
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	840	856
CSC Holdings
10.875%, 10/15/2025 (A)	4,085	4,820
10.125%, 01/15/2023 (A)	5,380	6,012
6.750%, 11/15/2021	1,000	1,052
6.625%, 10/15/2025 (A)	400	420
5.500%, 04/15/2027 (A)	2,244	2,211
5.250%, 06/01/2024	4,073	3,920
Cumulus Media Holdings
7.750%, 05/01/2019 (C)	8,235	1,606
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	1,070	1,145
Dana Holding
6.000%, 09/15/2023	1,650	1,708
5.500%, 12/15/2024	415	423
Delphi Technologies
5.000%, 10/01/2025 (A)	7,873	7,806

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diamond Resorts International
10.750%, 09/01/2024 (A)	$3,375	$3,658
DISH DBS
7.750%, 07/01/2026	505	497
5.875%, 07/15/2022	2,645	2,579
5.875%, 11/15/2024	15,031	14,092
5.125%, 05/01/2020	665	664
5.000%, 03/15/2023	7,280	6,689
Eldorado Resorts
6.000%, 04/01/2025	4,580	4,717
EMI Music Publishing Group North America Holdings
7.625%, 06/15/2024 (A)	1,358	1,480
ESH Hospitality
5.250%, 05/01/2025 (A)	7,174	7,156
EW Scripps
5.125%, 05/15/2025 (A)	2,791	2,679
Fiat Chrysler Automobiles
5.250%, 04/15/2023	775	798
4.500%, 04/15/2020	830	842
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A)(B)(C)	3,481	–
Golden Nugget
6.750%, 10/15/2024 (A)	4,838	4,959
Goodyear Tire & Rubber
5.125%, 11/15/2023	285	291
5.000%, 05/31/2026	485	485
Gray Television
5.125%, 10/15/2024 (A)	4,045	3,964
Group 1 Automotive
5.250%, 12/15/2023 (A)	1,530	1,568
Guitar Center
9.625%, 04/15/2020 (A)	12,441	9,082
Hanesbrands
4.875%, 05/15/2026 (A)	1,913	1,880
4.625%, 05/15/2024 (A)	455	450
HD Supply
5.750%, 04/15/2024 (A)	845	886
Hillman Group
6.375%, 07/15/2022 (A)	6,300	6,142
Hilton Domestic Operating
4.250%, 09/01/2024	3,720	3,655
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/2024	225	242
Hilton Worldwide Finance
4.875%, 04/01/2027	200	200
4.625%, 04/01/2025	400	402
iHeartCommunications
14.000% cash/14.000% PIK, 02/01/2021 (C)	10,742	1,450
12.000%, 08/01/2021 (B)(C)	4,917	–
10.625%, 03/15/2023	1,305	1,031

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
9.000%, 12/15/2019	$4,881	$3,856
9.000%, 03/01/2021	2,575	2,034
9.000%, 09/15/2022	3,846	3,039
IHO Verwaltungs GmbH
4.500% cash/5.250% PIK, 09/15/2023 (A)	380	372
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (A) (D)	7,723	6,950
International Game Technology
6.500%, 02/15/2025 (A)	1,720	1,845
6.250%, 02/15/2022 (A)	720	760
Interval Acquisition
5.625%, 04/15/2023	1,310	1,349
IRB Holding
6.750%, 02/15/2026 (A)	1,570	1,568
Jack Ohio Finance
6.750%, 11/15/2021 (A)	3,986	4,153
JC Penney
6.375%, 10/15/2036	920	621
5.875%, 07/01/2023 (A)	1,048	1,002
KFC Holding
4.750%, 06/01/2027 (A)	1,490	1,456
L Brands
6.950%, 03/01/2033	1,174	1,139
6.875%, 11/01/2035	439	436
6.750%, 07/01/2036	1,770	1,734
5.250%, 02/01/2028	2,710	2,608
Lear
5.375%, 03/15/2024	204	214
5.250%, 01/15/2025	810	852
Lee Enterprises
9.500%, 03/15/2022 (A)	2,390	2,504
Lennar
4.500%, 11/15/2019	830	841
Liberty Interactive
8.250%, 02/01/2030	2,725	2,943
LIN Television
5.875%, 11/15/2022	434	448
Lions Gate Entertainment
5.875%, 11/01/2024 (A)	2,702	2,823
Lithia Motors
5.250%, 08/01/2025 (A)	322	328
Live Nation Entertainment
4.875%, 11/01/2024 (A)	165	164
M/I Homes
6.750%, 01/15/2021	1,775	1,828
5.625%, 08/01/2025	3,220	3,235
Mattamy Group
6.500%, 10/01/2025 (A)	2,080	2,174
Mattel
6.750%, 12/31/2025 (A)	2,464	2,507
3.150%, 03/15/2023	1,255	1,125

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
McClatchy
9.000%, 12/15/2022	$4,376	$4,562
Men’s Wearhouse
7.000%, 07/01/2022	2,422	2,410
Meredith
6.875%, 02/01/2026 (A)	1,173	1,210
MGM Resorts International
8.625%, 02/01/2019	830	871
7.750%, 03/15/2022	3,105	3,462
6.750%, 10/01/2020	350	374
6.000%, 03/15/2023	5,766	6,134
5.250%, 03/31/2020	500	516
4.625%, 09/01/2026	4,819	4,710
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)	200	–
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	4,225	4,358
Monitronics International
9.125%, 04/01/2020	10,391	9,040
Neiman Marcus Group
8.750% cash/9.500% PIK, 10/15/2021 (A)	1,272	719
8.000%, 10/15/2021 (A)	500	303
Netflix
4.875%, 04/15/2028 (A)	6,610	6,494
4.375%, 11/15/2026	2,256	2,166
New Albertson’s
8.700%, 05/01/2030	1,235	1,118
8.000%, 05/01/2031	8,223	7,051
7.750%, 06/15/2026	135	118
7.450%, 08/01/2029	3,765	3,125
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	610	628
5.625%, 08/01/2024 (A)	3,600	3,625
Nine West Holdings
8.250%, 03/15/2019 (A)	6,845	394
PetSmart
8.875%, 06/01/2025 (A)	770	491
7.125%, 03/15/2023 (A)	2,130	1,357
5.875%, 06/01/2025 (A)	605	472
Pinnacle Entertainment
5.625%, 05/01/2024	1,150	1,214
PulteGroup
5.000%, 01/15/2027	1,452	1,443
Quebecor Media
5.750%, 01/15/2023	2,915	3,024
QVC
4.450%, 02/15/2025	1,071	1,051
Regal Entertainment Group
5.750%, 03/15/2022	670	688
5.750%, 06/15/2023	395	406

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sally Holdings
5.625%, 12/01/2025	$2,714	$2,728
Schaeffler Finance
4.750%, 05/15/2023 (A)	865	880
Scientific Games International
7.000%, 01/01/2022 (A)	400	421
5.000%, 10/15/2025 (A)	5,318	5,258
Service International
7.500%, 04/01/2027	2,065	2,406
ServiceMaster
5.125%, 11/15/2024 (A)	1,197	1,179
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	3,910	4,174
Sinclair Television Group
6.125%, 10/01/2022	1,260	1,299
5.875%, 03/15/2026 (A)	365	369
5.625%, 08/01/2024 (A)	4,400	4,466
5.125%, 02/15/2027 (A)	3,421	3,288
Sirius XM Radio
6.000%, 07/15/2024 (A)	2,085	2,179
5.375%, 04/15/2025 (A)	9,915	10,076
5.375%, 07/15/2026 (A)	3,190	3,230
5.000%, 08/01/2027 (A)	3,765	3,661
Six Flags Entertainment
5.500%, 04/15/2027 (A)	2,995	3,006
4.875%, 07/31/2024 (A)	5,855	5,841
Staples
8.500%, 09/15/2025 (A)	1,880	1,805
Station Casinos
5.000%, 10/01/2025 (A)	4,105	4,002
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	5,615	5,278
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	2,460	2,509
TEGNA
5.500%, 09/15/2024 (A)	510	524
4.875%, 09/15/2021 (A)	565	573
Tempur Sealy International
5.625%, 10/15/2023	1,090	1,101
5.500%, 06/15/2026	825	810
Tenneco
5.000%, 07/15/2026	70	69
TI Group Automotive Systems
8.750%, 07/15/2023 (A)	4,147	4,396
Tribune Media
5.875%, 07/15/2022	5,665	5,778
Univision Communications
5.125%, 02/15/2025 (A)	6,067	5,604
Viking Cruises
6.250%, 05/15/2025 (A)	2,320	2,355
5.875%, 09/15/2027 (A)	2,870	2,798

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vista Outdoor
5.875%, 10/01/2023	$2,115	$2,091
VTR Finance
6.875%, 01/15/2024 (A)	2,365	2,466
WMG Acquisition
5.625%, 04/15/2022 (A)	495	506
5.500%, 04/15/2026 (A)	483	483
Wynn Las Vegas
5.500%, 03/01/2025 (A)	3,270	3,315
5.250%, 05/15/2027 (A)	1,165	1,145
Yum! Brands
6.875%, 11/15/2037	3,470	3,713
5.350%, 11/01/2043	180	164
ZF North America Capital
4.750%, 04/29/2025 (A)	760	782
4.500%, 04/29/2022 (A)	433	444
		501,965

Consumer Staples — 2.8%
21st Century Oncology
10.000%, 04/30/2023 (B)	503	503
Albertsons
6.625%, 06/15/2024	600	553
5.750%, 03/15/2025	1,591	1,392
Ashtead Capital
4.375%, 08/15/2027 (A)	481	464
4.125%, 08/15/2025 (A)	481	471
Avantor
9.000%, 10/01/2025 (A)	2,045	2,050
6.000%, 10/01/2024 (A)	760	760
Avon International Operations
7.875%, 08/15/2022 (A)	1,163	1,198
Avon Products
7.000%, 03/15/2023	483	439
B&G Foods
5.250%, 04/01/2025	5,129	4,937
Central Garden & Pet
6.125%, 11/15/2023	745	779
5.125%, 02/01/2028	570	554
Clearwater Seafoods
6.875%, 05/01/2025 (A)	2,911	2,867
Cott Holdings
5.500%, 04/01/2025 (A)	1,445	1,439
DJO Finance
10.750%, 04/15/2020	1,818	1,654
Energizer Holdings
5.500%, 06/15/2025 (A)	4,280	4,280
First Quality Finance
5.000%, 07/01/2025 (A)	2,063	2,022
Flexi-Van Leasing
10.000%, 02/15/2023 (A)	530	527

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Global A&T Electronics
8.500%, 01/12/2023	$2,070	$2,102
Herc Rentals
7.750%, 06/01/2024 (A)	1,251	1,363
7.500%, 06/01/2022 (A)	550	589
High Ridge Brands
8.875%, 03/15/2025 (A)	735	658
HRG Group
7.750%, 01/15/2022	695	725
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	1,872
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	435	422
Lamb Weston Holdings
4.625%, 11/01/2024 (A)	1,796	1,805
Opal Acquisition
10.000%, 10/01/2024 (A)	2,192	1,962
7.500%, 07/01/2024 (A)	288	287
Pilgrim’s Pride
5.875%, 09/30/2027 (A)(B)	4,945	4,808
Post Holdings
5.750%, 03/01/2027 (A)	1,792	1,769
5.625%, 01/15/2028 (A)	2,100	2,045
5.500%, 03/01/2025 (A)	425	428
5.000%, 08/15/2026 (A)	4,957	4,709
Quorum Health
11.625%, 04/15/2023	1,560	1,619
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	615	622
Rite Aid
7.700%, 02/15/2027	5,095	4,726
6.875%, 12/15/2028 (A)	1,070	912
6.125%, 04/01/2023 (A)	6,077	6,107
Simmons Foods
5.750%, 11/01/2024 (A)	7,385	6,997
Spectrum Brands
6.625%, 11/15/2022	1,115	1,153
6.125%, 12/15/2024	1,930	2,022
5.750%, 07/15/2025	880	906
Surgery Center Holdings
6.750%, 07/01/2025 (A)	727	683
Syniverse Foreign Holdings
9.125%, 01/15/2022 (A)	2,264	2,291
TreeHouse Foods
6.000%, 02/15/2024 (A)	1,185	1,207
Valeant Pharmaceuticals International
9.000%, 12/15/2025 (A)	2,271	2,282
		83,960

Energy — 11.4%
Alta Mesa Holdings
7.875%, 12/15/2024	3,471	3,697

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Andeavor Logistics
6.375%, 05/01/2024	$465	$500
6.250%, 10/15/2022	132	138
5.250%, 01/15/2025	395	406
Antero Midstream Partners
5.375%, 09/15/2024	525	537
Antero Resources
5.625%, 06/01/2023	500	512
5.125%, 12/01/2022	760	767
Antero Resources Finance
5.375%, 11/01/2021	830	849
Athabasca Oil
9.875%, 02/24/2022 (A)	3,040	3,040
Blue Racer Midstream
6.125%, 11/15/2022 (A)	10,040	10,291
Calfrac Holdings
7.500%, 12/01/2020 (A)	9,074	9,031
California Resources
8.000%, 12/15/2022 (A)	2,282	1,808
Calumet Specialty Products Partners
6.500%, 04/15/2021	5,541	5,402
Carrizo Oil & Gas
8.250%, 07/15/2025	2,158	2,304
7.500%, 09/15/2020	234	239
6.250%, 04/15/2023	575	576
CHC Group
10.858%, 10/01/2020 (E)	200	258
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	3,451	3,650
5.125%, 06/30/2027	3,398	3,436
Chesapeake Energy
8.000%, 12/15/2022 (A)	1,286	1,368
8.000%, 01/15/2025 (A)	6,354	6,275
8.000%, 06/15/2027 (A)	2,054	1,969
6.875%, 11/15/2020	282	293
Cloud Peak Energy Resources
12.000%, 11/01/2021	1,027	1,089
CNX Resources
5.875%, 04/15/2022	3,739	3,760
Continental Resources
5.000%, 09/15/2022	1,380	1,401
4.500%, 04/15/2023	3,931	3,970
4.375%, 01/15/2028 (A)	4,405	4,295
Covey Park Energy
7.500%, 05/15/2025 (A)	595	604
Crestwood Midstream Partners
6.250%, 04/01/2023	555	571
5.750%, 04/01/2025	6,150	6,227
DCP Midstream Operating
8.125%, 08/16/2030	640	782
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	967	916

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delek Logistics Partners
6.750%, 05/15/2025 (A)	$1,462	$1,473
Denbury Resources
9.250%, 03/31/2022 (A)	864	886
9.000%, 05/15/2021 (A)	1,259	1,287
Diamond Offshore Drilling
7.875%, 08/15/2025	1,439	1,461
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	3,681	3,681
5.500%, 01/30/2026 (A)	736	730
Energy Transfer Equity
7.500%, 10/15/2020	833	904
5.875%, 01/15/2024	1,487	1,576
4.250%, 03/15/2023	3,037	2,979
EnLink Midstream Partners
4.400%, 04/01/2024	805	809
Ensco
8.000%, 01/31/2024	1,700	1,683
5.750%, 10/01/2044	3,105	2,146
EP Energy
9.375%, 05/01/2020	758	705
9.375%, 05/01/2024 (A)	1,234	910
8.000%, 11/29/2024 (A)	970	999
8.000%, 02/15/2025 (A)	1,814	1,247
6.375%, 06/15/2023	1,185	640
Exterran Energy Solutions
8.125%, 05/01/2025 (A)	867	932
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	1,434	1,513
5.625%, 02/01/2026 (A)	7,550	7,399
FTS International
6.250%, 05/01/2022	10,110	10,110
Genesis Energy
6.750%, 08/01/2022	3,666	3,767
6.500%, 10/01/2025	1,436	1,432
Great Western Petroleum LLC
9.000%, 09/30/2021 (A)	568	592
Gulfport Energy
6.375%, 05/15/2025	250	247
6.000%, 10/15/2024	1,425	1,400
Halcon Resources
6.750%, 02/15/2025 (A)	4,755	4,800
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	415	415
Hilcorp Energy I
5.750%, 10/01/2025 (A)	2,950	3,002
IronGate Energy Services
11.000%, 07/01/2018 (A)(C)	500	155
Jones Energy Holdings
9.250%, 03/15/2023	3,733	2,501
Jupiter Resources
8.500%, 10/01/2022 (A)	6,610	3,123

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	$4,275	$4,499
Laredo Petroleum
5.625%, 01/15/2022	145	144
MEG Energy
7.000%, 03/31/2024 (A)	6,695	5,708
6.500%, 01/15/2025 (A)	6,560	6,437
6.375%, 01/30/2023 (A)	4,145	3,554
Midstates Petroleum
10.750%, 10/01/2020 (C)	3,459	–
10.000%, 06/01/2020 (C)	1,250	–
9.250%, 06/01/2021 (C)	485	–
MPLX
5.500%, 02/15/2023	970	994
4.875%, 12/01/2024	355	373
Murphy Oil
6.875%, 08/15/2024	600	631
Murray Energy
11.250%, 04/15/2021 (A)	5,501	2,420
Nabors Industries
5.750%, 02/01/2025 (A)	1,665	1,589
5.500%, 01/15/2023	460	457
Newfield Exploration
5.750%, 01/30/2022	540	570
5.625%, 07/01/2024	1,325	1,395
5.375%, 01/01/2026	4,259	4,397
NGL Energy Partners
7.500%, 11/01/2023	4,260	4,281
6.125%, 03/01/2025	2,005	1,925
NGPL PipeCo
4.875%, 08/15/2027 (A)	170	172
4.375%, 08/15/2022 (A)	690	688
Noble Holding International
7.750%, 01/15/2024	8,316	7,599
4.625%, 03/01/2021	1,549	1,522
NuStar Logistics
5.625%, 04/28/2027	3,639	3,603
Oasis Petroleum
6.875%, 03/15/2022	650	666
6.875%, 01/15/2023	1,300	1,326
6.500%, 11/01/2021	330	336
Parker Drilling
6.750%, 07/15/2022	7,025	5,831
Parsley Energy
5.625%, 10/15/2027 (A)	370	367
5.375%, 01/15/2025 (A)	3,305	3,272
5.250%, 08/15/2025 (A)	2,210	2,177
PBF Holding
7.000%, 11/15/2023	1,073	1,116
PDC Energy
6.125%, 09/15/2024	357	365

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Peabody Energy
6.375%, 03/31/2025 (A)	$4,767	$4,969
6.000%, 03/31/2022 (A)	1,548	1,587
Permian Resources
8.000%, 06/15/2020 (A)	2,628	2,648
Precision Drilling
7.750%, 12/15/2023	1,133	1,195
7.125%, 01/15/2026 (A)	530	535
6.500%, 12/15/2021	102	104
Pride International
7.875%, 08/15/2040	1,561	1,358
Range Resources
5.000%, 08/15/2022	155	153
5.000%, 03/15/2023	40	39
4.875%, 05/15/2025	2,725	2,609
Rowan
7.375%, 06/15/2025	5,428	5,360
5.850%, 01/15/2044	5,070	3,879
5.400%, 12/01/2042	720	529
RSP Permian
6.625%, 10/01/2022	775	808
5.250%, 01/15/2025	260	262
Sabine Pass Liquefaction
6.250%, 03/15/2022	1,385	1,511
5.875%, 06/30/2026	320	349
5.750%, 05/15/2024	3,515	3,796
5.625%, 02/01/2021	810	853
5.625%, 04/15/2023	1,070	1,147
Sanchez Energy
6.125%, 01/15/2023	635	476
SemGroup
5.625%, 07/15/2022	7,485	7,410
5.625%, 11/15/2023	2,085	2,017
Seventy Seven Energy
6.500%, 07/15/2022 (C)	395	–
Seventy Seven Operating
6.625%, 11/15/2019 (B)(C)	2,787	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	758	764
SM Energy
6.500%, 01/01/2023	425	425
6.125%, 11/15/2022	695	702
5.625%, 06/01/2025	405	387
5.000%, 01/15/2024	2,328	2,188
Southwestern Energy
7.750%, 10/01/2027	1,333	1,360
7.500%, 04/01/2026	1,333	1,346
6.700%, 01/23/2025	5,140	5,037
4.100%, 03/15/2022	2,824	2,648
SRC Energy
6.250%, 12/01/2025 (A)	3,131	3,162

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Summit Midstream Holdings
5.750%, 04/15/2025	$5,670	$5,670
5.500%, 08/15/2022	2,330	2,350
Sunoco
5.875%, 03/15/2028 (A)	2,791	2,801
5.500%, 02/15/2026 (A)	325	325
4.875%, 01/15/2023 (A)	230	229
Tallgrass Energy Partners
5.500%, 01/15/2028 (A)	1,110	1,113
Targa Resources Partners
6.750%, 03/15/2024	4,185	4,441
5.250%, 05/01/2023	1,000	1,015
5.125%, 02/01/2025	250	250
5.000%, 01/15/2028 (A)	1,772	1,721
4.250%, 11/15/2023	350	341
4.125%, 11/15/2019	835	841
Transocean
9.000%, 07/15/2023 (A)	3,300	3,564
7.500%, 01/15/2026 (A)	635	640
7.500%, 04/15/2031	3,679	3,339
6.800%, 03/15/2038	130	104
5.800%, 10/15/2022	6,630	6,432
Ultra Resources
6.875%, 04/15/2022 (A)	3,600	3,267
Weatherford International
9.875%, 02/15/2024	2,255	2,233
5.950%, 04/15/2042	4,545	3,272
Whiting Petroleum
6.625%, 01/15/2026 (A)	2,805	2,861
6.250%, 04/01/2023	4,803	4,863
5.750%, 03/15/2021	995	1,017
WildHorse Resource Development
6.875%, 02/01/2025	2,290	2,347
Williams
4.550%, 06/24/2024	1,193	1,202
WPX Energy
8.250%, 08/01/2023	1,090	1,234
6.000%, 01/15/2022	795	825
5.250%, 09/15/2024	3,166	3,166
		337,955

Financials — 4.8%
Acrisure
7.000%, 11/15/2025 (A)	9,567	9,352
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	2,139	2,225
Ally Financial
5.750%, 11/20/2025	3,225	3,362
5.125%, 09/30/2024	2,835	2,941
4.625%, 05/19/2022	1,165	1,182
4.625%, 03/30/2025	1,290	1,296
4.250%, 04/15/2021	695	704

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 03/30/2020	$900	$907
4.125%, 02/13/2022	240	241
3.500%, 01/27/2019	995	999
ASP AMC Merger Sub
8.000%, 05/15/2025 (A)	4,644	4,412
AssuredPartners
7.000%, 08/15/2025 (A)	2,549	2,606
Bank of America
8.000%, VAR ICE LIBOR USD 3 Month+3.630%, 12/31/2049	2,945	2,967
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	3,435	3,766
5.125%, VAR ICE LIBOR USD 3 Month+3.387%, 12/31/2049	1,947	1,969
BCD Acquisition
9.625%, 09/15/2023 (A)	3,360	3,650
CIT Group
5.375%, 05/15/2020	830	858
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	85	88
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	1,950	2,023
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	515	533
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 11/29/2049	480	497
City National Bank
9.000%, 08/12/2019 (B)	4,062	4,379
Credit Acceptance
7.375%, 03/15/2023	4,545	4,750
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)	1,365	1,515
CTR Partnership
5.250%, 06/01/2025	3,760	3,779
FBM Finance
8.250%, 08/15/2021 (A)	1,040	1,097
Freedom Mortgage
8.125%, 11/15/2024 (A)	1,435	1,471
HUB International
7.875%, 10/01/2021 (A)	7,345	7,575
Hunt
6.250%, 02/15/2026 (A)	1,767	1,729
Infinity Acquisition
7.250%, 08/01/2022 (A)	925	927
Intelsat Connect Finance
12.500%, 04/01/2022 (A)	869	698
JPMorgan Chase
7.900%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,967	1,984

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 12/31/2049	$3,515	$3,884
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.760%, 12/01/2099	3,250	3,563
LPL Holdings
5.750%, 09/15/2025 (A)	5,786	5,858
MGIC Investment
5.750%, 08/15/2023	3,025	3,200
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	2,465	2,550
4.500%, 09/01/2026	5,125	4,882
4.500%, 01/15/2028 (A)	175	165
MSCI
5.750%, 08/15/2025 (A)	918	964
5.250%, 11/15/2024 (A)	264	270
4.750%, 08/01/2026 (A)	1,270	1,260
Navient
7.250%, 09/25/2023	3,592	3,817
6.625%, 07/26/2021	2,805	2,931
Popular
7.000%, 07/01/2019	2,718	2,800
Quicken Loans
5.250%, 01/15/2028 (A)	2,765	2,668
Royal Bank of Scotland Group
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	2,020	2,256
5.125%, 05/28/2024	780	799
Springleaf Finance
7.750%, 10/01/2021	3,460	3,771
6.125%, 05/15/2022	1,461	1,498
Trident Merger Sub
6.625%, 11/01/2025 (A)	2,914	2,885
USIS Merger Sub
6.875%, 05/01/2025 (A)	2,142	2,169
Vantiv LLC
4.375%, 11/15/2025 (A)	1,535	1,487
VFH Parent
6.750%, 06/15/2022 (A)	3,501	3,669
VICI Properties 1
8.000%, 10/15/2023	1,224	1,356
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	2,050	2,112
Wells Fargo
7.980%, VAR ICE LIBOR USD 3 Month+3.770%, 03/29/2049	1,950	1,982
York Risk Services Holding
8.500%, 10/01/2022 (A)	2,000	1,895
		141,173

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 8.0%
21st Century Oncology
11.000%, 05/01/2023 (A)(C)	$890	$605
Acadia Healthcare
6.125%, 03/15/2021	1,100	1,119
5.125%, 07/01/2022	2,080	2,105
Aurora Diagnostics Holdings LLC
12.250%, 01/15/2020	7,744	7,047
BioScrip
8.875%, 02/15/2021	5,639	5,258
Centene
6.125%, 02/15/2024	985	1,034
5.625%, 02/15/2021	840	860
4.750%, 01/15/2025	11,735	11,669
CHS
6.875%, 02/01/2022	2,555	1,667
6.250%, 03/31/2023	3,632	3,305
Concordia International
9.000%, 04/01/2022 (A)	353	323
DaVita
5.125%, 07/15/2024	1,885	1,872
5.000%, 05/01/2025	1,968	1,931
DJO Finco
8.125%, 06/15/2021 (A)	8,681	8,421
Encompass Health
5.750%, 11/01/2024	875	884
5.750%, 09/15/2025	1,571	1,594
5.125%, 03/15/2023	620	631
Endo Dac
6.000%, 07/15/2023 (A)	1,145	859
5.875%, 10/15/2024 (A)	2,742	2,762
Endo Finance LLC
5.750%, 01/15/2022 (A)	1,738	1,421
Envision Healthcare
6.250%, 12/01/2024 (A)	1,497	1,575
5.625%, 07/15/2022	4,661	4,737
HCA
7.500%, 02/15/2022	4,360	4,823
5.875%, 05/01/2023	4,375	4,601
5.875%, 02/15/2026	5,560	5,755
5.375%, 02/01/2025	21,765	22,126
5.250%, 04/15/2025	5,682	5,838
5.250%, 06/15/2026	2,210	2,265
3.750%, 03/15/2019	830	835
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	4,340	4,503
5.000%, 02/15/2025 (A)	1,025	1,022
Hologic
4.625%, 02/01/2028 (A)	1,157	1,119
4.375%, 10/15/2025 (A)	605	591
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	1,044	1,117

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kindred Healthcare
8.750%, 01/15/2023	$1,675	$1,792
6.375%, 04/15/2022	2,985	3,023
Kinetic Concepts
7.875%, 02/15/2021 (A)	1,240	1,283
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	285	252
5.625%, 10/15/2023 (A)	725	600
5.500%, 04/15/2025 (A)	595	470
4.875%, 04/15/2020 (A)	3,743	3,622
Molina Healthcare
5.375%, 11/15/2022	5,163	5,137
4.875%, 06/15/2025 (A)	6,514	6,237
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	1,724	1,815
Quintiles IMS
4.875%, 05/15/2023 (A)	2,390	2,456
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	5,537	5,814
Select Medical
6.375%, 06/01/2021	5,555	5,666
Tenet Healthcare
8.125%, 04/01/2022	3,785	3,993
7.500%, 01/01/2022 (A)	1,340	1,414
7.000%, 08/01/2025 (A)	4,693	4,681
6.750%, 06/15/2023	7,835	7,835
6.000%, 10/01/2020	840	874
5.125%, 05/01/2025 (A)	2,752	2,669
4.625%, 07/15/2024 (A)	3,470	3,331
4.500%, 04/01/2021	2,490	2,498
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	2,025	1,974
7.000%, 03/15/2024 (A)	2,875	3,026
6.750%, 08/15/2021 (A)	1,900	1,852
6.500%, 03/15/2022 (A)	5,009	5,209
6.125%, 04/15/2025 (A)	5,325	4,673
5.875%, 05/15/2023 (A)	3,545	3,151
5.625%, 12/01/2021 (A)	1,420	1,342
5.500%, 03/01/2023 (A)	7,205	6,376
5.500%, 11/01/2025 (A)	4,274	4,229
5.375%, 03/15/2020 (A)	6,079	6,064
Valeant Pharmaceuticals International (Escrow Security)
7.500%, 07/15/2021 (A)	6,250	6,281
Vizient
10.375%, 03/01/2024 (A)	1,387	1,553
WellCare Health Plans
5.250%, 04/01/2025	8,542	8,646
		236,112

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials – 8.5%
ACCO Brands
5.250%, 12/15/2024 (A)	$490	$492
Actuant
5.625%, 06/15/2022	4,174	4,242
ADT
6.250%, 10/15/2021	830	881
4.125%, 06/15/2023	250	243
3.500%, 07/15/2022	1,290	1,232
AECOM
5.875%, 10/15/2024	445	464
5.750%, 10/15/2022	175	183
AerCap Ireland Capital
4.625%, 10/30/2020	830	857
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	5,244	4,982
Aircastle
7.625%, 04/15/2020	720	774
5.000%, 04/01/2023	370	382
Allison Transmission
5.000%, 10/01/2024 (A)	520	527
American Builders & Contractors Supply
5.750%, 12/15/2023 (A)	908	947
American Woodmark
4.875%, 03/15/2026 (A)	275	273
AMN Healthcare
5.125%, 10/01/2024 (A)	5,035	5,085
Arconic
6.750%, 01/15/2028	3,160	3,602
5.900%, 02/01/2027	865	930
5.400%, 04/15/2021	830	863
ARD Finance
7.125% cash/7.875% PIK, 09/15/2023	2,836	2,949
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	5,020	5,378
6.000%, 02/15/2025 (A)	3,520	3,608
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,735	1,774
5.500%, 04/01/2023	4,884	4,847
Beacon Escrow
4.875%, 11/01/2025 (A)	666	650
BMC East
5.500%, 10/01/2024 (A)	2,195	2,228
Bombardier
7.500%, 12/01/2024 (A)	3,944	4,097
7.500%, 03/15/2025 (A)	1,605	1,647
6.000%, 10/15/2022 (A)	5,799	5,784
Brink’s
4.625%, 10/15/2027 (A)	275	261
Builders FirstSource
5.625%, 09/01/2024 (A)	4,735	4,818

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BWAY Holding
7.250%, 04/15/2025 (A)	$3,568	$3,684
Cenveo
8.500%, 09/15/2022 (A)(C)	10,375	986
6.000%, 08/01/2019 (A)(C)	4,380	2,080
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,022	1,056
CEVA Group
7.000%, 03/01/2021 (A)	950	936
Clean Harbors
5.125%, 06/01/2021	380	382
Cloud Crane
10.125%, 08/01/2024 (A)	944	1,057
CNH Industrial Capital
4.875%, 04/01/2021	1,060	1,100
4.375%, 11/06/2020	840	857
4.375%, 04/05/2022	585	598
Core & Main
6.125%, 08/15/2025 (A)	3,059	3,028
DAE Funding
5.000%, 08/01/2024 (A)	1,283	1,254
4.500%, 08/01/2022 (A)	864	838
FGI Operating
7.875%, 05/01/2020 (C)	1,885	485
Flex Acquisition
6.875%, 01/15/2025 (A)	1,459	1,477
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	3,225	3,322
Gates Global
6.000%, 07/15/2022 (A)	659	671
GCP Applied Technologies
9.500%, 02/01/2023 (A)	720	789
General Cable
5.750%, 10/01/2022	1,535	1,577
GFL Environmental
5.375%, 03/01/2023 (A)	4,561	4,567
Global A&T Electronics
10.000%, 02/01/2019 (A)(C)	1,890	1,663
Great Lakes Dredge & Dock
8.000%, 05/15/2022	530	551
Grinding Media
7.375%, 12/15/2023 (A)	1,061	1,122
H&E Equipment Services
5.625%, 09/01/2025 (A)	217	222
Hertz
7.625%, 06/01/2022 (A)	3,624	3,724
7.375%, 01/15/2021	365	363
6.250%, 10/15/2022	1,965	1,861
5.875%, 10/15/2020	846	843
5.500%, 10/15/2024 (A)	2,080	1,804

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Icahn Enterprises
6.750%, 02/01/2024	$400	$408
6.250%, 02/01/2022 (A)	5,185	5,263
6.000%, 08/01/2020	4,230	4,312
5.875%, 02/01/2022	3,813	3,813
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	2,268	2,245
4.750%, 01/15/2025 (A)	340	337
Jeld-Wen
4.875%, 12/15/2027 (A)	3,190	3,094
4.625%, 12/15/2025 (A)	4,065	3,974
KAR Auction Services
5.125%, 06/01/2025 (A)	4,142	4,173
KLX
5.875%, 12/01/2022 (A)	1,370	1,411
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	510	532
LTF Merger Sub
8.500%, 06/15/2023 (A)	2,319	2,429
Masonite International
5.625%, 03/15/2023 (A)	1,021	1,055
Nielsen Finance
5.000%, 04/15/2022 (A)	2,490	2,518
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	300	307
5.000%, 02/01/2025 (A)	6,500	6,490
Novelis
6.250%, 08/15/2024 (A)	997	1,020
5.875%, 09/30/2026 (A)	5,221	5,260
Oshkosh
5.375%, 03/01/2022	575	592
5.375%, 03/01/2025	480	500
PaperWorks Industries
9.500%, 08/15/2019 (A)(C)	3,846	1,923
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	1,210	1,216
5.250%, 08/15/2022 (A)	2,140	2,143
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	7,431	8,091
RBS Global
4.875%, 12/15/2025 (A)	1,425	1,404
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	1,270	1,337
6.875%, 02/15/2021	78	79
5.750%, 10/15/2020	1,449	1,471
5.222%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	800	809
5.125%, 07/15/2023 (A)	2,151	2,191
RR Donnelley & Sons
6.000%, 04/01/2024	5,945	5,759
Sensata Technologies
5.625%, 11/01/2024 (A)	200	214

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 10/01/2025 (A)	$2,980	$3,002
4.875%, 10/15/2023 (A)	1,400	1,421
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	3,330	3,530
SPX FLOW
5.875%, 08/15/2026 (A)	1,097	1,127
5.625%, 08/15/2024 (A)	1,803	1,835
Standard Industries
6.000%, 10/15/2025 (A)	1,515	1,600
5.500%, 02/15/2023 (A)	245	252
4.750%, 01/15/2028 (A)	3,815	3,662
Summit Materials
6.125%, 07/15/2023	3,855	3,971
5.125%, 06/01/2025 (A)	1,072	1,072
Team Health Holdings
6.375%, 02/01/2025 (A)	2,170	1,986
Terex
5.625%, 02/01/2025 (A)	765	773
Titan International
6.500%, 11/30/2023 (A)	3,570	3,641
TransDigm
6.500%, 07/15/2024	915	943
6.500%, 05/15/2025	3,035	3,111
6.375%, 06/15/2026	929	950
TriMas
4.875%, 10/15/2025 (A)	375	370
Triumph Group
7.750%, 08/15/2025	1,800	1,863
4.875%, 04/01/2021	1,245	1,214
Tutor Perini
6.875%, 05/01/2025 (A)	4,370	4,589
United Rentals North America
5.875%, 09/15/2026	3,065	3,211
5.750%, 11/15/2024	325	336
5.500%, 07/15/2025	805	829
5.500%, 05/15/2027	1,972	2,018
4.875%, 01/15/2028	3,269	3,187
Wabash National
5.500%, 10/01/2025 (A)	500	495
Weekley Homes
6.625%, 08/15/2025 (A)	6,110	6,108
Welbilt
9.500%, 02/15/2024	770	855
Xerium Technologies
9.500%, 08/15/2021	6,770	6,821
XPO Logistics
6.500%, 06/15/2022 (A)	1,240	1,288
6.125%, 09/01/2023 (A)	1,050	1,089
		251,416

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 5.6%
ACI Worldwide
6.375%, 08/15/2020 (A)	$830	$838
Advanced Micro Devices
7.500%, 08/15/2022	1,775	1,948
Alliance Data Systems
5.375%, 08/01/2022 (A)	1,542	1,548
Alliance Data Systems MTN
5.875%, 11/01/2021 (A)	1,778	1,818
Amkor Technology
6.625%, 06/01/2021	607	612
6.375%, 10/01/2022	1,685	1,734
Anixter
5.500%, 03/01/2023	1,080	1,126
Ascend Learning
6.875%, 08/01/2025 (A)	385	397
BMC Software Finance
8.125%, 07/15/2021 (A)	7,324	7,351
Booz Allen Hamilton
5.125%, 05/01/2025 (A)	1,585	1,573
Cardtronics
5.500%, 05/01/2025 (A)	1,350	1,272
5.125%, 08/01/2022	3,676	3,575
CDK Global
4.875%, 06/01/2027 (A)	220	218
CDW
5.500%, 12/01/2024	1,650	1,724
5.000%, 09/01/2023	1,350	1,370
5.000%, 09/01/2025	1,670	1,683
CommScope Technologies
6.000%, 06/15/2025 (A)	3,803	3,928
Dell International
8.100%, 07/15/2036 (A)	1,710	2,092
7.125%, 06/15/2024 (A)	2,635	2,836
5.875%, 06/15/2021 (A)	1,170	1,196
Dell International LLC / EMC Corp
6.020%, 06/15/2026 (A)	4,029	4,302
5.450%, 06/15/2023 (A)	1,350	1,422
Donnelley Financial Solutions
8.250%, 10/15/2024	1,871	1,969
Entegris
4.625%, 02/10/2026 (A)	4,402	4,325
Everi Payments
7.500%, 12/15/2025 (A)	4,720	4,791
First Data
7.000%, 12/01/2023 (A)	3,560	3,743
5.750%, 01/15/2024 (A)	5,710	5,810
5.375%, 08/15/2023 (A)	2,931	2,982
5.000%, 01/15/2024 (A)	4,680	4,709
Gartner
5.125%, 04/01/2025 (A)	450	461

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	$6,964	$7,704
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,184
6.625%, 08/01/2026	200	204
5.250%, 08/01/2026	2,360	2,301
Infor Software Parent
7.125% cash/7.875% PIK, 05/01/2021 (A)	1,665	1,694
Infor US
6.500%, 05/15/2022	5,873	6,005
Informatica
7.125%, 07/15/2023 (A)	1,330	1,356
j2 Cloud Services
6.000%, 07/15/2025 (A)	2,930	3,033
MagnaChip Semiconductor
6.625%, 07/15/2021	1,180	1,142
Match Group
5.000%, 12/15/2027 (A)	1,962	1,977
Micron Technology
5.250%, 01/15/2024 (A)	1,940	1,988
Microsemi
9.125%, 04/15/2023 (A)	1,721	1,906
NCR
5.000%, 07/15/2022	3,936	3,946
Nuance Communications
5.625%, 12/15/2026	3,595	3,640
NXP
5.750%, 03/15/2023 (A)	2,020	2,079
4.625%, 06/01/2023 (A)	1,265	1,302
Open Text
5.875%, 06/01/2026 (A)	2,358	2,452
Plantronics
5.500%, 05/31/2023 (A)	4,783	4,795
Quintiles IMS
5.000%, 10/15/2026 (A)	7,728	7,751
Rackspace Hosting
8.625%, 11/15/2024 (A)	1,220	1,270
Riverbed Technology
8.875%, 03/01/2023 (A)	860	806
RP Crown Parent
7.375%, 10/15/2024 (A)	415	433
Sabre Global
5.375%, 04/15/2023 (A)	895	902
5.250%, 11/15/2023 (A)	7,488	7,544
Solera
10.500%, 03/01/2024 (A)	2,495	2,801
Symantec
5.000%, 04/15/2025 (A)	3,515	3,566
Unisys
10.750%, 04/15/2022 (A)	3,325	3,741

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
VeriSign
4.750%, 07/15/2027	$970	$946
Veritas US
10.500%, 02/01/2024 (A)	8,358	7,982
West
8.500%, 10/15/2025 (A)	969	940
Western Digital
7.375%, 04/01/2023 (A)	1,610	1,750
4.750%, 02/15/2026	1,422	1,433
WEX
4.750%, 02/01/2023 (A)	2,036	2,050
		166,976

Materials – 5.9%
AK Steel
7.000%, 03/15/2027	2,900	2,949
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	215	232
6.750%, 09/30/2024 (A)	960	1,030
Allegheny Technologies
7.875%, 08/15/2023	3,435	3,736
Alpha 3
6.250%, 02/01/2025 (A)	3,100	3,115
ArcelorMittal
7.250%, 10/15/2039	1,187	1,466
Ashland
4.750%, 08/15/2022	2,280	2,331
Axalta Coating Systems
4.875%, 08/15/2024 (A)	275	276
Berry Global
4.500%, 02/15/2026 (A)	478	465
Big River Steel
7.250%, 09/01/2025 (A)	3,074	3,251
Blue Cube Spinco
10.000%, 10/15/2025	1,295	1,544
9.750%, 10/15/2023	1,700	1,972
Boart Longyear Management
10.000% cash/12.000% PIK, 12/31/2022	2,894	2,756
1.500% cash/1.500% PIK, 12/31/2022	1,271	464
Boise Cascade
5.625%, 09/01/2024 (A)	110	113
CF Industries
5.150%, 03/15/2034	580	568
Chemours
6.625%, 05/15/2023	1,895	1,992
5.375%, 05/15/2027	923	925
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	1,831	1,788
Compass Minerals International
4.875%, 07/15/2024 (A)	729	718

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Constellium
6.625%, 03/01/2025 (A)	$640	$662
5.875%, 02/15/2026 (A)	2,892	2,921
5.750%, 05/15/2024 (A)	2,330	2,348
Cornerstone Chemical
6.750%, 08/15/2024 (A)	5,593	5,670
Crown Americas LLC
4.750%, 02/01/2026 (A)	4,437	4,370
CVR Partners
9.250%, 06/15/2023 (A)	1,966	2,084
First Quantum Minerals
7.500%, 04/01/2025 (A)	6,175	6,360
7.250%, 04/01/2023 (A)	1,440	1,494
6.875%, 03/01/2026 (A)	2,880	2,866
6.500%, 03/01/2024 (A)	1,075	1,068
FMG Resources August 2006 Pty
9.750%, 03/01/2022 (A)	1,895	2,093
5.125%, 05/15/2024 (A)	1,899	1,894
Freeport-McMoRan
5.450%, 03/15/2043	7,285	7,030
5.400%, 11/14/2034	3,125	3,047
3.875%, 03/15/2023	8,769	8,506
HB Fuller
4.000%, 02/15/2027	1,492	1,414
Hecla Mining
6.875%, 05/01/2021	2,875	2,925
Hexion
10.000%, 04/15/2020	2,213	2,147
Hexion US Finance
6.625%, 04/15/2020	10,393	9,665
Hudbay Minerals
7.625%, 01/15/2025 (A)	372	405
7.250%, 01/15/2023 (A)	616	654
Huntsman International
5.125%, 11/15/2022	1,830	1,889
INEOS Group Holdings
5.625%, 08/01/2024 (A)	2,375	2,414
Ingevity
4.500%, 02/01/2026 (A)	476	465
Kissner Holdings
8.375%, 12/01/2022 (A)	1,460	1,482
Kraton Polymers
10.500%, 04/15/2023 (A)	870	972
7.000%, 04/15/2025 (A)	2,934	3,030
LSB Industries
8.500%, 08/01/2019 (D)	1,403	1,399
Mirabela Nickel
1.000%, 07/31/2044 (B)(C)	23	–
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,880	2,892
New Gold
6.375%, 05/15/2025 (A)	910	942

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 11/15/2022 (A)	$4,158	$4,272
Noranda Aluminum Acquisition Escrow
11.000%, 06/01/2019 (C)	385	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	1,572	1,537
5.000%, 05/01/2025 (A)	3,127	3,104
4.875%, 06/01/2024 (A)	1,492	1,473
Olin
5.000%, 02/01/2030	1,331	1,284
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	815	876
5.875%, 08/15/2023 (A)	1,696	1,768
Platform Specialty Products
5.875%, 12/01/2025 (A)	6,870	6,836
Rain CII Carbon
7.250%, 04/01/2025 (A)	9,670	10,456
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(C)	1,056	–
Scotts Miracle-Gro
6.000%, 10/15/2023	1,115	1,165
5.250%, 12/15/2026	165	167
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	341	355
Taseko Mines
8.750%, 06/15/2022 (A)	1,814	1,896
TPC Group
8.750%, 12/15/2020 (A)	7,006	7,041
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	1,805	1,825
Tronox Finance
7.500%, 03/15/2022 (A)	2,907	3,016
5.750%, 10/01/2025 (A)	2,495	2,476
U.S. Steel
6.875%, 08/15/2025	1,414	1,485
Valvoline
4.375%, 08/15/2025	599	586
Venator Finance
5.750%, 07/15/2025 (A)	5,068	5,157
Versum Materials
5.500%, 09/30/2024 (A)	1,500	1,568
		175,142

Real Estate – 1.1%
CoreCivic
5.000%, 10/15/2022	230	235
4.625%, 05/01/2023	1,575	1,567
Equinix
5.875%, 01/15/2026	400	419
5.750%, 01/01/2025	115	120
5.375%, 01/01/2022	1,090	1,130
GEO Group
6.000%, 04/15/2026	3,449	3,437

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 01/15/2022	$1,715	$1,760
5.125%, 04/01/2023	255	254
GLP Capital
5.375%, 04/15/2026	370	382
Howard Hughes
5.375%, 03/15/2025 (A)	1,051	1,037
Iron Mountain
6.000%, 08/15/2023	790	818
4.875%, 09/15/2027 (A)	2,722	2,565
Kennedy-Wilson
5.875%, 04/01/2024	500	500
MPT Operating Partnership
5.250%, 08/01/2026	350	348
5.000%, 10/15/2027	3,223	3,149
Qualitytech
4.750%, 11/15/2025 (A)	932	906
Realogy Group
4.875%, 06/01/2023 (A)	7,233	6,998
RHP Hotel Properties
5.000%, 04/15/2021	555	557
5.000%, 04/15/2023	2,350	2,362
Sabra Health Care
5.125%, 08/15/2026	1,311	1,271
SBA Communications
4.875%, 09/01/2024	850	839
Uniti Group
8.250%, 10/15/2023	1,450	1,352
7.125%, 12/15/2024 (A)	830	744
6.000%, 04/15/2023 (A)	470	455
		33,205

Telecommunication Services — 9.6%
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	1,436	1,483
CenturyLink
7.500%, 04/01/2024	3,955	3,975
6.750%, 12/01/2023	5,950	5,861
5.800%, 03/15/2022	2,438	2,404
5.625%, 04/01/2025	8,133	7,360
Cogent Communications Finance
5.625%, 04/15/2021 (A)	2,500	2,550
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,185	1,234
CommScope
5.500%, 06/15/2024 (A)	905	922
Digicel Group
8.250%, 09/30/2020 (A)	3,951	3,704
6.750%, 03/01/2023 (A)	1,955	1,820
6.000%, 04/15/2021 (A)	4,138	3,978
Frontier Communications
11.000%, 09/15/2025	4,695	3,680
10.500%, 09/15/2022	12,046	10,284

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
8.500%, 04/15/2020	$3,259	$3,198
7.125%, 01/15/2023	1,670	1,113
6.875%, 01/15/2025	8,525	5,200
6.250%, 09/15/2021	2,205	1,877
GCI
6.875%, 04/15/2025	585	617
6.750%, 06/01/2021	1,024	1,040
GTT Communications
7.875%, 12/31/2024 (A)	2,228	2,316
Inmarsat Finance
6.500%, 10/01/2024 (A)	3,750	3,816
4.875%, 05/15/2022 (A)	4,185	4,144
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	2,814	2,670
8.000%, 02/15/2024 (A)	1,650	1,732
7.500%, 04/01/2021	4,651	4,224
7.250%, 10/15/2020	9,460	8,810
5.500%, 08/01/2023	3,567	2,947
Intelsat Luxembourg
7.750%, 06/01/2021	1,540	878
Level 3 Communications
5.750%, 12/01/2022	705	712
Level 3 Financing
5.625%, 02/01/2023	100	101
5.375%, 01/15/2024	5,313	5,286
5.375%, 05/01/2025	10,676	10,596
Midcontinent Communications
6.875%, 08/15/2023 (A)	2,100	2,218
Nortel Networks
0.000%, 07/15/2011 (C)	249	55
Numericable Group
6.250%, 05/15/2024 (A)	4,028	3,751
6.000%, 05/15/2022 (A)	6,655	6,464
Qwest Capital Funding
7.750%, 02/15/2031	570	525
Radiate Holdco
6.875%, 02/15/2023 (A)	551	550
6.625%, 02/15/2025 (A)	6,049	5,792
Sable International Finance
6.875%, 08/01/2022 (A)	935	991
SFR Group
7.375%, 05/01/2026 (A)	12,271	11,845
SoftBank Group
6.000%, 07/30/2025	715	737
Sprint
7.875%, 09/15/2023	16,078	16,641
7.625%, 02/15/2025	9,906	9,906
7.625%, 03/01/2026	1,467	1,462
7.250%, 09/15/2021	6,369	6,655
7.125%, 06/15/2024	4,865	4,831
Sprint Capital
8.750%, 03/15/2032	4,565	4,953

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.875%, 11/15/2028	$1,130	$1,079
Sprint Communications
6.000%, 11/15/2022	5,258	5,192
Telecom Italia
5.303%, 05/30/2024 (A)	1,125	1,166
Telenet Finance Luxembourg Notes
5.500%, 03/01/2028 (A)	1,600	1,544
Telesat Canada
8.875%, 11/15/2024 (A)	4,828	5,299
TIBCO Software
11.375%, 12/01/2021 (A)	4,363	4,757
T-Mobile USA
6.500%, 01/15/2024	1,415	1,482
6.500%, 01/15/2026	4,979	5,340
6.375%, 03/01/2025	4,710	4,969
6.000%, 04/15/2024	2,975	3,094
4.750%, 02/01/2028	1,750	1,707
U.S. Cellular
6.700%, 12/15/2033	2,680	2,814
Unitymedia GmbH
6.125%, 01/15/2025 (A)	1,195	1,247
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	2,600	2,646
UPCB Finance IV
5.375%, 01/15/2025 (A)	3,440	3,401
Urban One
9.250%, 02/15/2020 (A)	6,930	6,705
7.375%, 04/15/2022 (A)	6,566	6,582
Videotron
5.375%, 06/15/2024 (A)	420	435
5.125%, 04/15/2027 (A)	3,262	3,291
Virgin Media Finance
5.750%, 01/15/2025 (A)	869	854
Virgin Media Secured Finance
5.500%, 01/15/2025 (A)	315	317
5.500%, 08/15/2026 (A)	1,220	1,208
5.250%, 01/15/2026 (A)	4,195	4,111
Wind Tre
5.000%, 01/20/2026 (A)	6,186	5,322
Windstream
7.750%, 10/01/2021	2,045	1,483
Windstream Services
7.750%, 10/15/2020	1,051	904
7.500%, 06/01/2022	3,455	2,401
6.375%, 08/01/2023	45	26
Zayo Group
6.375%, 05/15/2025	1,935	2,022
6.000%, 04/01/2023	2,690	2,794
5.750%, 01/15/2027 (A)	2,265	2,277
Ziggo Bond Finance
6.000%, 01/15/2027 (A)	2,244	2,126
5.875%, 01/15/2025 (A)	435	419

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ziggo Secured Finance
5.500%, 01/15/2027 (A)	$7,167	$6,871

		283,793

Utilities – 1.3%
AES
6.000%, 05/15/2026	125	131
5.500%, 03/15/2024	2,904	2,966
4.875%, 05/15/2023	290	293
AmeriGas Partners
5.875%, 08/20/2026	235	235
5.500%, 05/20/2025	720	715
Calpine
5.250%, 06/01/2026 (A)	1,621	1,572
Dynegy
8.000%, 01/15/2025 (A)	340	369
7.625%, 11/01/2024	3,510	3,773
7.375%, 11/01/2022	570	601
Ferrellgas
6.750%, 01/15/2022	325	304
GenOn Americas Generation
9.125%, 05/01/2031 (C)	250	133
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	486	501
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	3,872	3,727
4.250%, 09/15/2024 (A)	982	968
NRG Energy
7.250%, 05/15/2026	6,850	7,312
6.625%, 01/15/2027	470	485
6.250%, 07/15/2022	530	547
6.250%, 05/01/2024	2,135	2,210
5.750%, 01/15/2028 (A)	2,910	2,873
NSG Holdings
7.750%, 12/15/2025 (A)	2,624	2,873
Talen Energy Supply
6.500%, 06/01/2025	1,976	1,527
TerraForm Power Operating
5.000%, 01/31/2028 (A)	4,108	3,976
Texas Energy (Escrow Security)
3.894%, 12/31/2034 (B)	226	33
		38,124
Total Corporate Obligations (Cost $2,272,885) ($ Thousands)		2,249,821

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES – 9.3%

Other Asset-Backed Securities – 9.3%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.027%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)	$965	$67
Apex Credit CLO, Ser 2015-2A, Cl E
8.353%, VAR ICE LIBOR USD 3 Month+7.000%, 10/19/2026 (A)(B)	3,125	3,141
B&M CLO, Ser 2014-1A, Cl E
7.472%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,520	2,316
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(B)(F)	1,560	343
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(B)(F)	3,445	1,206
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 10/17/2026 (A)(B)(F)	4,118	1,730
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2030 (A)(B)(F)(G)	4,378	3,152
Battalion CLO VIII, Ser 2017-8A, Cl D1R
8.734%, VAR ICE LIBOR USD 3 Month+7.000%, 07/18/2030 (A)(B)	5,000	5,050
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(B)(F)(G)	6,380	5,423
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(B)(F)	10,431	8,971
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(F)(G)	2,640	1,439
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(F)	3	2,077
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(F)	3,068	2,700
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(F)	6,413	3,335
Benefit Street Partners CLO VII, Ser 2015-VII, Cl SUB
0.000%, 07/18/2027 (B)(F)	9,035	7,701
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(F)(G)	9,000	7,290
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(B)(F)(G)	8,928	7,741
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(B)(F)	10,091	8,856
Benefit Street Partners CLO XIV, Ser 2018- 14A, Cl SUB
0.000%, 04/20/2031 (A)(F)	6,857	6,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(F)	$9,535	$7,485
Benefit Street Partners Warehouse Note
0.000%, (H)	7,431	7,431
Carlyle Global Market Strategies CLO, Ser 14- 3A, Cl SUB
0.000%, 07/27/2026 (A)(B)(F)	2,234	1,653
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(F)	2,506	2,180
CIFC Funding, Ser 2012-2A, Cl SUB
0.000%, 12/05/2024 (A)(B)(F)	2,313	1
CVP Cascade CLO, Ser 2014-2A, Cl D
6.534%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	779	767
CVP Cascade CLO, Ser 2014-2A, Cl E
7.534%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,531	2,220
Fifth Street Senior Loan Fund I, Ser 2015-1A, Cl E
8.945%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	5,110	4,981
Figueroa CLO, Ser 2013-1I, Cl SUB
0.000%, 03/21/2024 (B)(F)	7,644	–
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(B)(F)	3,046	1,371
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
8.286%, VAR ICE LIBOR USD 3 Month+6.750%, 03/31/2027 (A)(B)	2,270	2,270
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(B)(F)	4,940	4,380
Great Lakes CLO, Ser 2015-1, Cl SUB
0.000%, 07/15/2026 (A)(B)(F)	6,015	4,872
Great Lakes CLO, Ser 2017-1A, Cl ER
9.222%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)	3,376	3,376
Great Lakes CLO, Ser 2017-1A, Cl FR
11.722%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)	1,972	1,952
Great Lakes CLO, Ser 2018-1A, Cl ER
9.080%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)	4,328	4,163
Great Lakes CLO, Ser 2018-1A, Cl FR
11.720%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)	1,595	1,508
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
9.305%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	5,687	5,706

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(B)(F)	$1,149	$1,130
JFIN Revolver CLO, Ser 2014-2A, Cl C
4.635%, VAR ICE LIBOR USD 3 Month+2.750%, 02/20/2022 (A)(B)	2,049	2,049
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(F)	4,865	3,454
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
7.593%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)	3,201	3,201
Nelder Grove CLO, Ser 2017-1A, Cl ER
8.684%, VAR ICE LIBOR USD 3 Month+6.700%, 08/28/2026 (A)(B)	3,074	3,082
Neuberger Berman CLO XVI-S, Ser 2018- 16SA, Cl SUB
0.000%, 01/15/2028 (A)(B)(F)	1,563	1,563
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.100%, 10/17/2027 (A)(B)	161	117
0.000%, 10/17/2027 (A)(B)(F)	5,235	3,665
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
7.845%, VAR ICE LIBOR USD 3 Month+6.100%, 07/25/2025 (A)(B)	2,026	1,883
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl D
6.845%, VAR ICE LIBOR USD 3 Month+5.100%, 10/25/2028 (A)(B)	1,110	1,123
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
9.495%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(B)	15,428	15,561
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(B)(F)(G)	21,812	18,976
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
7.795%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)	4,470	4,338
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl D
9.060%, VAR ICE LIBOR USD 3 Month+7.300%, 09/29/2027 (A)(B)	6,350	6,185

NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 09/29/2027 (A)(B)(F)	6,200	3,470
NXT Capital CLO, Ser 2017-1A, Cl E
9.095%, VAR ICE LIBOR USD 3 Month+7.350%, 04/20/2029 (A)(B)	21,400	20,930
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)(B)(F)	2,940	1,514

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(F)	$3,012	$2,575
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(B)(F)	7,965	2,788
TCP Waterman CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(F)	13,119	12,562
TCW CLO Warehouse Note
0.000%, (B)(H)	4,328	4,328
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(B)(F)	7,377	6,418
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(F)	2,950	2,559
Venture X CLO, Ser 2012-10A, Cl SUB
0.000%, 07/20/2022 (A)(B)(F)	9,455	5,200
Venture X CLO, Ser 2017-10A, Cl ERR
8.495%, VAR ICE LIBOR USD 3 Month+6.750%, 04/20/2027 (A)(B)	2,000	2,025
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(F)	3,820	3,151
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(F)	7,469	6,871
Total Asset-Backed Securities (Cost $243,497) ($ Thousands)		275,671

LOAN PARTICIPATIONS – 8.2%
1011778 BC ULC / New Red Finance, Term Loan B-2, 1st Lien
3.943%, VAR LIBOR+1.296%, 02/16/2024	1,303	1,305
1011778 BC ULC / New Red Finance, Term Loan B-3, 1st Lien
3.898%, VAR LIBOR+1.296%, 02/16/2024	4,039	4,044
Academy Ltd., Initial Term Loan, 1st Lien
5.580%, VAR LIBOR+4.000%, 07/01/2022	2,286	1,822
5.495%, VAR LIBOR+4.000%, 07/01/2022	1,050	837
Accudyne Industries Borrower S.C.A. / Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 1st Lien
5.398%, VAR LIBOR+3.750%, 08/18/2024	1,382	1,389
Air Medical Group Holdings, Initial Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 04/28/2022	1,960	1,970
Air Medical Group Holdings, Term Loan B, 1st Lien
5.500%, 09/26/2024	2,010	2,031

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Alvogen Pharma US, Term Loan, 1st Lien
6.650%, VAR LIBOR+5.000%, 04/01/2022 (B)	$2,481	$2,482
Anaren, Term Loan, 1st Lien
6.193%, VAR LIBOR+4.500%, 02/18/2021 (B)	552	550
Anaren, Term Loan, 2nd Lien
9.943%, VAR LIBOR+8.250%, 08/18/2021	1,300	1,298
Apex Tool Group, Second Amendment Term Loan
5.398%, 02/01/2022	5,549	5,543
Applied Systems, Term Loan, 2nd Lien
8.693%, 09/19/2025	617	636
Ascend Learning, Initial Term Loan, 1st Lien
4.648%, VAR LIBOR+3.250%, 07/12/2024	259	260
Aspect Software, Term Loan, 1st Lien
12.073%, VAR LIBOR+10.000%, 05/25/2020	–	–
Asurion LLC (fka Asurion), Replacement Term Loan B-2, 2nd Lien
7.648%, VAR LIBOR+6.000%, 08/04/2025	4,601	4,712
Asurion LLC (fka Asurion), Replacement Term Loan B-5, 2nd Lien
4.574%, VAR LIBOR+3.000%, 11/03/2023	496	499
Atlas America Finance, Term Loan
8.903%, VAR LIBOR+7.330%, 05/06/2021	197	186
Audio Visual Services, Term Loan, 2nd Lien
0.000%, 08/22/2025 (I)	1,393	1,397
Avaya, Exit Term Loan, 1st Lien
6.338%, 11/08/2024	1,578	1,586
Avolon, Term Loan B, 1st Lien
3.840%, VAR LIBOR+1.231%, 03/21/2022	4,358	4,351
Big River Steel, Closing Date Term Loan, 1st Lien
6.693%, VAR LIBOR+5.000%, 08/23/2023 (B)	2,376	2,412
BMC Software Finance, Initial B-2 US Term Loan
4.823%, 09/10/2022	1,419	1,422
Boart Longyear Management, Term Loan, 1st Lien
1.306%, 10/23/2020	139	139
BPA Laboratories, Term Loan, 2nd Lien
4.193%, VAR LIBOR+2.500%, 04/29/2020	273	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
BWay Holding, Initial Term Loan, 1st Lien
4.958%, VAR LIBOR+3.250%, 04/03/2024	$2,114	$2,122
4.874%, VAR LIBOR+3.250%, 04/03/2024	5	5
California Resources, Term Loan, 1st Lien
11.971%, VAR LIBOR+10.375%, 12/31/2021	5,562	6,271
Cengage Learning, 2016 Refinancing Term Loan
5.838%, VAR LIBOR+4.250%, 06/07/2023	1,818	1,668
Cengage Term Loan B
5.838%, 06/07/2023	922	846
Ceva Group PLC (fka Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1st Lien
6.500%, VAR LIBOR+-0.100%, 03/19/2021	203	199
Ceva Intercompany BV, Dutch BV Term Loan, 1st Lien
7.272%, VAR LIBOR+5.500%, 03/19/2021	206	202
Ceva Logistics Canada, ULC (fka TNT Canada ULC), Canadian Term Loan, 1st Lien
7.272%, VAR LIBOR+5.500%, 03/19/2021	36	35
Ceva Logistics U.S. Holdings (fka Louis U.S. Holdco), US Term Loan, 1st Lien
7.272%, VAR LIBOR+5.500%, 03/19/2021	284	279
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.398%, 03/01/2024	3,862	3,869
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
3.650%, 04/30/2025	3,743	3,750
Checkout Holding, Term Loan B, 1st Lien
5.148%, VAR LIBOR+3.500%, 04/09/2021	2,565	2,015
Chesapeake Energy, Class A Loan, 1st Lien
9.444%, VAR LIBOR+7.500%, 08/23/2021	2,850	3,035
Chief Exploration & Development, Term Loan, 2nd Lien
7.959%, VAR LIBOR+6.500%, 05/16/2021	2,054	2,040
CityCenter Holdings, Term B Loan, 1st Lien
4.148%, VAR LIBOR+2.500%, 04/18/2024	488	490
Club, Cov-Lite Term Loan B, 1st Lien
4.943%, 09/18/2024	1,777	1,787

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Communications Sales & Leasing (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.648%, VAR LIBOR+3.000%, 10/24/2022	$3,184	$3,058
Contura Energy, Term Loan, 1st Lien
6.650%, VAR LIBOR+5.000%, 03/18/2024 (B)	2,826	2,805
Cowlitz Tribal Gaming Authority, Term Loan B
12.073%, VAR LIBOR+10.500%, 12/06/2021 (B)	4,444	4,888
Crown Americas, Term Loan, 1st Lien
2.250%, 01/17/2025	630	635
CTI Foods Holding, Term Loan, 2nd Lien
8.820%, VAR LIBOR+7.250%, 06/28/2021	950	703
Cumulus Media Holdings, Term Loan, 1st Lien
4.900%, VAR LIBOR+3.250%, 12/23/2020	7,199	6,182
Dex Media, Term Loan, 1st Lien
11.650%, VAR LIBOR+10.000%, 07/29/2021	619	636
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.693%, VAR LIBOR+8.000%, 09/30/2020 (B)	4,436	4,503
Empire Generating, Term B Advance, 1st Lien
6.030%, VAR LIBOR+4.250%, 03/12/2021	1,531	1,267
Empire Generating, Term C Advance, 2nd Lien
6.030%, VAR LIBOR+4.250%, 03/12/2021	151	125
Evergreen Skills Lux SARL, Initial Term Loan, 1st Lien
6.398%, VAR LIBOR+4.750%, 04/28/2021	4,306	4,167
Evergreen Skills Lux SARL, Initial Term Loan, 2nd Lien
9.898%, VAR LIBOR+8.250%, 04/28/2022	173	153
Exgen Texas Power, Term Loan, 1st Lien
6.083%, VAR LIBOR+4.750%, 09/18/2021	3,517	2,140
Fairmount Santrol (fka Fairmount Minerals, Ltd.), Initial Term Loan, 1st Lien
7.693%, VAR LIBOR+6.000%, 10/27/2022	1,424	1,440
First Data, Term Loan, 1st Lien
3.871%, 04/26/2024	3,837	3,844
Flex Acquisition, Initial Term Loan, 1st Lien
4.695%, VAR LIBOR+3.000%, 12/29/2023	1,941	1,950

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Foresight Energy LLC, Term Loan, 1st Lien
7.443%, VAR LIBOR+5.750%, 03/28/2022	$2,505	$2,405
Formula One Management, Facility B3, 1st Lien
4.148%, 02/01/2024	4,732	4,719
Forterra Finance LLC, Replacement Term Loan
4.648%, VAR LIBOR+3.000%, 10/25/2023	1,865	1,747
FTS International (fka Frac Tech International, LLC), Initial Term Loan
6.398%, VAR LIBOR+4.750%, 04/16/2021	700	700
Gardner Denver, Tranche B-1 Dollar Term Loan
4.443%, VAR LIBOR+2.750%, 07/30/2024	1,171	1,174
Gavilan Resources, Initial Term Loan, 2nd Lien
7.588%, VAR LIBOR+6.000%, 03/01/2024	2,655	2,664
General Nutrition Centers, Amended Tranche B Term Loan, 1st Lien
4.080%, VAR Prime Rate by Country+2.500%, 03/04/2019	3,578	3,503
Green Energy Partners/Stonewall, Term B-1 Conversion Advances, 1st Lien
7.193%, VAR LIBOR+5.500%, 11/13/2021	737	730
Gulf Finance, Tranche B Term Loan, 1st Lien
6.950%, VAR LIBOR+5.250%, 08/25/2023	728	663
iHeartCommunications (fka Clear Channel Communications), Tranche D Term Loan, 1st Lien
8.443%, VAR LIBOR+6.750%, 01/30/2019 (B)	606	481
Indivior Finance, Replacement Term Loan
6.110%, 12/14/2022	1,521	1,536
Intelsat Jackson Holdings, Tranche B-5 Term Loan, 1st Lien
6.625%, 01/15/2024	2,600	2,608
J. Crew Group, Amended Loan, 1st Lien
4.868%, VAR LIBOR+3.220%, 03/05/2021	3,064	2,117
4.816%, VAR LIBOR+3.220%, 03/05/2021	906	626
KCA Deutag US Finance (KCA Deutag GMBH), Original Term Loan, 1st Lien
7.346%, VAR LIBOR+5.750%, 05/15/2020	984	967

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
14.020%, VAR LIBOR+12.500%, 12/07/2020	$3,389	$1,876
Lucid Energy Group, Term Loan, 1st Lien
4.588%, 01/31/2025	1,642	1,643
Mashantucket (Western) Pequot Tribe, Term B Loan
9.773%, VAR LIBOR+8.125%, 06/30/2020	10,184	9,879
Mashantucket (Western) Pequot Tribe, Term Loan A
5.398%, VAR LIBOR+4.000%, 07/01/2018	1,181	1,146
Medallion Midland, Term Loan B, 1st Lien
4.823%, 10/31/2024	1,860	1,865
Medical Card System, Term Loan
1.500%, VAR LIBOR+0.500%, 05/31/2019 (B)	2,126	1,891
MEG Energy, Initial Term Loan, 1st Lien
5.200%, VAR LIBOR+3.500%, 12/31/2023	516	516
Meredith, Term Loan, 1st Lien
4.658%, 01/17/2025	1,350	1,357
Metroflag, Term Loan, 2nd Lien
14.000%, 01/06/2009 (B)(C)	325	—
Misys Limited, Dollar Term Loan, 1st Lien
5.484%, VAR LIBOR+3.500%, 06/13/2024	1	1
Misys Limited, Dollar Term Loan, 2nd Lien
9.234%, VAR LIBOR+7.250%, 06/13/2025	1,916	1,900
MMM Holdings, MMM Term Loan, 1st Lien
10.324%, VAR LIBOR+8.750%, 06/30/2019 (B)	505	488
Moneygram International, Term Loan
4.943%, VAR LIBOR+3.250%, 03/27/2020	1,765	1,762
MSO of Puerto Rico, MSO Term Loan, 1st Lien
10.324%, VAR LIBOR+1.500%, 06/30/2019 (B)	367	354
Murray Energy, Term Loan B-2
8.943%, VAR LIBOR+7.250%, 04/16/2020	6,165	5,397
NaNa Development, Term Loan, 1st Lien
8.370%, VAR LIBOR+6.750%, 03/15/2018	8	7
Neiman Marcus Group, Other Term Loan
4.830%, VAR LIBOR+3.250%, 10/25/2020	2,235	1,891
Neiman Marcus Group, Term Loan B
4.805%, 10/25/2020	6	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
New LightSquared, Term Loan, 1st Lien
10.265%, VAR LIBOR+1.220%, 06/15/2020	$3,201	$2,945
New MMI, Term B Loan, 1st Lien
9.522%, VAR LIBOR+7.750%, 01/31/2020	3,320	3,298
Nine West Holdings, Initial Loan (Unsecured), 1st Lien
6.954%, VAR LIBOR+5.250%, 01/08/2020	7,707	3,012
Numericable, Term Loan, 1st Lien
4.470%, 01/06/2026	1	1
Occidental Petroleum, Term Loan, 1st Lien
6.340%, 11/14/2022	2,670	2,700
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
5.693%, VAR LIBOR+4.000%, 06/07/2019	515	517
Onex Carestream Finance LP, Term Loan, 1st Lien
10.193%, VAR LIBOR+8.500%, 12/07/2019	3,003	2,988
Ortho-Clinical Diagnostics, Initial Term Loan, 1st Lien
5.443%, VAR LIBOR+3.750%, 06/30/2021	908	914
P2 Upstream Acquisition (P2 Upstream Canada BC ULC), Term Loan, 1st Lien
5.800%, VAR LIBOR+4.000%, 10/30/2020	1,065	1,051
Panda Temple Power II, Construction Term Loan Advance, 1st Lien
7.693%, VAR LIBOR+6.000%, 04/03/2019 (B)	343	315
Pardus Oil and Gas (fka Energy & Exploration Partners), Term Loan, 2nd Lien
5.000%, 05/13/2022 (B)	143	—
Pardus Oil and Gas (fka Energy & Exploration Partners), Tranche A Term Loan, 1st Lien
13.000%, VAR PIK Interest+13.000%, 11/12/2021 (B)	277	—
Petco Animal Supplies, Term Loan, 1st Lien
4.772%, VAR LIBOR+3.000%, 01/26/2023	2,950	2,046
PetSmart, Tranche B-2 Loan, 1st Lien
4.570%, VAR LIBOR+3.000%, 03/11/2022	2,301	1,875
Quorum Health, Term Loan B, 1st Lien
8.398%, VAR LIBOR+6.750%, 04/29/2022	1,376	1,404

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Revlon Consumer Products, Initial Term Loan B, 1st Lien
5.148%, VAR LIBOR+3.500%, 09/07/2023	$987	$794
Riverbed Technology, First Amendment Term Loan, 1st Lien
4.900%, VAR LIBOR+3.250%, 04/25/2022	1,682	1,656
Rue 21 LLC, Term Loan
12.500%, 09/22/2022	201	161
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan,
4.693%, VAR LIBOR+3.000%, 02/21/2021	1,469	1,272
Sequa Mezzanine Holdings, Initial Loan
10.375%, VAR LIBOR+9.000%, 04/28/2022	1,543	1,564
Sequa Mezzanine Holdings, Initial Term Loan
6.549%, VAR LIBOR+5.500%, 11/28/2021	1,709	1,728
Sinclair Broadcasting Group, Term Loan B-2
3.900%, 12/20/2023	2,389	2,390
Sinclair Broadcasting Group, Term Loan, 1st Lien
0.000%, 12/12/2024 (I)	1,387	1,388
Skillsoft, Cov-Lite, 2nd Lien
9.898%, 04/28/2022	142	125
Staples, Closing Date Term Loan
5.787%, VAR LIBOR+4.000%, 09/12/2024	3,560	3,536
Steinway Musical Instruments, Term Loan B, 1st Lien
3.750%, 02/13/2025	2,535	2,541
Syncreon Global Finance (US) (Syncreon Group B.V.), Term Loan, 1st Lien
6.022%, VAR LIBOR+4.250%, 10/28/2020	279	247
Syniverse Holdings, Initial Term Loan
4.573%, VAR LIBOR+3.000%, 04/23/2019	4,190	4,180
Syniverse Holdings, Term Loan, 1st Lien
6.718%, 02/09/2023	5,981	6,027
Syniverse Holdings, Tranche B Term Loan, 1st Lien
4.648%, VAR LIBOR+3.000%, 04/23/2019	2,142	2,137
The Hillman, Term Loan B, 1st Lien
5.193%, 06/30/2021	304	307
Transdigm, New Tranche G Term Loan
4.096%, 08/22/2024	3,422	3,435

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Traverse Midstream Partners, Advance, 1st Lien
5.850%, VAR LIBOR+4.000%, 09/27/2024	$5,013	$5,047
Vantiv, New Term B-4 Loan, 1st Lien
3.588%, 08/07/2024	2,805	2,821
Vantiv, Term Loan B-3, 1st Lien
0.000%, 10/14/2023 (I)	857	862
Veritas US, New Dollar Term B Loan
6.193%, VAR LIBOR+4.500%, 01/27/2023	4,486	4,460
Vizient, Term B-3 Loan, 1st Lien
4.398%, VAR LIBOR+3.500%, 02/13/2023	568	571
Walter Investment Management, Tranche B Term Loan, 1st Lien
7.648%, VAR LIBOR+3.750%, 12/18/2020 (C)	1,209	1,193
Windstream Services (fka Windstream), Tranche B-6 Term Loan (2016)
5.590%, VAR LIBOR+4.000%, 03/29/2021	3,115	2,936
Windstream Services (fka Windstream), Tranche B-7 Term Loan
4.840%, 02/17/2024	1,101	973
Total Loan Participations (Cost $244,585) ($ Thousands)		242,261

	Shares

COMMON STOCK — 1.0%
Amplify Energy Corp *	147,449	1,566
Aspect Software CR1 *(B)(G)	40,500	314
Aspect Software CR2 *(B)(G)(J)(K)	16,397	127
Avaya Holdings Corp *	60,916	1,279
Berry Petroleum *(B)	4,581,030	1,566
Boart Longyear Ltd *	97,450,449	987
Caesars Entertainment Corp *	129,637	1,646
Ceva Holdings *(B)	561	322
CHC Group LLC *	3,887	29
CUI Acquisition *(B)(G)	3	243
Energy & Exploration *(B)	351	—
Global Aviation Holdings Inc, Cl A *(B)	101,199	—
Gymboree *	71,390	1,392
Halcon Resources Corp *	93,809	568
Houghton Mifflin Harcourt Co *	37,762	257
Linn Energy *	4,652	178
Linn Energy Inc *	21,641	844
Medical Card Systems *(B)(G)(K)	395,653	—
MModal *	43,639	1,196
NII Holdings Inc *	109,107	141
Patterson-UTI Energy Inc	38,007	687
Peabody Energy *	660,000	—

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quad/Graphics Inc, Cl A	356	$9
Reichhold Industries *(B)(G)	1,755	1,520
Rue 21 *	76,558	34
SandRidge Energy (Escrow Security) (B)	7,605,000	—
SandRidge Energy Inc *	10,878	153
TE Holdcorp *	67,771	68
Titan Energy LLC *	22,243	17
UCI International *(B)	39,275	717
VICI Properties Inc *	333,380	6,518
Vistra Energy Corp *	295,903	5,607

Total Common Stock (Cost $28,568) ($ Thousands)		27,985

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.6%
Advanced Micro Devices CV to 125.0031
2.125%, 09/01/2026	$690	1,180
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	699
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	1,123	965
DISH Network CV to 15.3429
3.375%, 08/15/2026	770	775
Ensco Jersey Finance CV to 71.3343
3.000%, 01/31/2024	1,232	1,013
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,852	5,497
Liberty Media CV to 22.9469
4.000%, 11/15/2029	3,894	2,745
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	500	676
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,110	4,219
Mirabela Nickel
9.500%, 06/24/2019 (A)(B)(C)	1,133	238
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)(C)	1,950	–

Total Convertible Bonds (Cost $18,355) ($ Thousands)		18,007

MUNICIPAL BONDS — 0.5%

Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(B)	4,735	4,987

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2037 (C)	185	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (C)	$3,220	$990
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (C)	1,065	330
5.000%, 07/01/2041 (C)	855	265
Government Development Bank for Puerto Rico, RB
5.750%, 08/01/2025 (C)	265	74
Government Development Bank for Puerto Rico, Ser H, RB
5.200%, 08/01/2026 (C)	150	42
5.000%, 08/01/2023 (C)	1,685	472
4.950%, 08/01/2022 (C)	55	16
4.900%, 08/01/2021 (C)	65	18
4.500%, 08/01/2019 (C)	100	28
Government Development Bank for Puerto Rico, Ser I, RB
4.350%, 08/01/2018 (C)	15	4
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/2019 (B)(C)	1,780	498
Government Development Bank for Puerto Rico, Ser Senior A, RB
5.500%, 08/01/2020 (B)(C)	1,315	368
Government Development Bank for Puerto Rico, Ser Senior B, RB
5.000%, 12/01/2017 (C)	795	223
4.704%, 12/31/2049 (B)(C)	1,075	301
Government Development Bank for Puerto Rico, Ser Senior C, RB
5.400%, 08/01/2019 (B)(C)	500	140

		3,828

Texas — 0.2%
Texas State, Public Finance Authority, Texas Windstorm Insurance Association, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024 (B)	5,455	5,604

Total Municipal Bonds (Cost $16,726) ($ Thousands)		14,419

	Shares

PREFERRED STOCK — 0.3%
Aspen Insurance Holdings Ltd., 5.950%	92,000	2,438
Berry Petroleum, 0.000% *(B)(J)(K)	264,412	2,975
Ceva Holdings, 0.000% *(B)	1,214	698
Federal Home Loan Mortgage, 0.000% *	29,819	299
Federal National Mortgage Association, 0.000% *(L)	43,993	466

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
GMAC Capital Trust I, 8.125%	28,000	$722
TE Holdcorp, 0.000% *	101,081	910
VICI Properties Inc *	57,906	1,132

Total Preferred Stock (Cost $8,638) ($ Thousands)		9,640

	Number of Rights

RIGHTS — 0.0%
TXU/Tech ‡‡(B)	506,452	338

Total Rights (Cost $634) ($ Thousands)		338

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(B)	3,400	$–
Lion Holdings, Expires 12/30/2027 Strike Price $– *	2,380	–
Midstates Petroleum, Expires 04/21/2020 Strike Price $– (B)(G)	12,975	–
SandRidge Energy Inc, Expires 10/04/2022 Strike Price $41.34 *	14,900	7
SandRidge Energy Inc, Expires 10/04/2022 Strike Price $42.03 *	6,273	5

Total Warrants (Cost $84) ($ Thousands)		12

	Shares

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	128,393,542	128,394

Total Cash Equivalent (Cost $128,394) ($ Thousands)		128,394

Total Investments in Securities— 100.1% (Cost $2,962,366) ($ Thousands)		$2,966,548

A list of open centrally cleared swap agreements held by the Fund at February 28, 2018, is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.26	Sell	5.00%	Quarterly	06/20/2021	$(3,100)	$222	$158	$64
CDX.NA.HY.27	Sell	5.00%	Quarterly	12/20/2021	(2,150)	157	(155)	312
CDX.NA.HY.28	Sell	5.00%	Quarterly	06/20/2022	(6,471)	484	508	(24)
CDX.NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	(4,080)	284	326	(42)

						$1,147	$837	$310

A list of open OTC swap agreements held by the Fund at February 28, 2018, is as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)		Upfront Payments/ Receipts (Thousands)		Net Unrealized Depreciation (Thousands)
JPMorgan Chase	IBOXHY	INDEX RETURN	3-MONTH USD - LIBOR	Quarterly	03/20/2018	USD	$138		$(51)		$(21)	$(30)

Percentages are based on Net Assets of $2,964,423 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $1,476,519 ($ Thousands), representing 49.81% of the Net Assets of the Fund.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is in default on interest payment.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2018. The coupon on a step bond changes on a specified date.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Interest rate unavailable.
(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2018 was $46,225 ($ Thousands) and represented 1.6% of the Net Assets of the Fund.
(H)	Warehouse Note — Interest rate and maturity date are not available.
(I)	Unsettled bank loan. Interest rate not available.
(J)	Securities considered illiquid. The total value of such securities as of February 28, 2018 was $152 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(K)	Securities considered restricted. The total market value of such securities as of February 28, 2018 was $152 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

OTC — Over the Counter

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,240,097	$9,724	$2,249,821
Asset-Backed Securities	–	22,084	253,587	275,671
Loan Participations	–	221,092	21,169	242,261
Common Stock	17,755	5,421	4,809	27,985
Convertible Bonds	–	17,769	238	18,007
Municipal Bonds	–	2,479	11,940	14,419
Preferred Stock	3,165	2,802	3,673	9,640
Rights	–	–	338	338
Warrants	–	12	–	12
Cash Equivalent	128,394	–	–	128,394

Total Investments in Securities	$149,314	$2,511,756	$305,478	$2,966,548

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$—	$376	$—	$376
Unrealized Depreciation	—	(66)	—	(66)
OTC Swaps
Total Return Swaps *
Unrealized Depreciation	—	(30)	—	(30)

Total Other Financial Instruments	$—	$280	$—	$280

* Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Rights	Investments in Warrants

Balance as of May 31, 2017	$11,800	$278,423	$3,078	$2,605	$5,186	$79	$255	$572	$ 5

Accrued discounts/premiums	3	(317)	(182)	—	—	—	—	—	—

Realized gain/(loss)	29	8,956	(63)	(1,733)	—	—	—	—	(15)

Change in unrealized appreciation/ (depreciation)	(204)	6,924	159	1,962	22	159	443	(572)	10

Purchases	—	86,858	248	410	—	—	—	—	—

Sales	(29)	(125,297)	(868)	—	(115)	—	—	—	—

Net transfer into Level 3	4,990	—	18,797	1,565	6,954	—	2,975	338	—

Net transfer out of Level 3	(6,865)	(1,960)	—	—	(107)	—	—	—	—

Ending Balance as of February 28, 2018	$9,724	$253,587	$21,169	$4,809	$11,940	$238	$3,673	$338	$ —

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(199)	$10,751	$750	$(67)	$(124)	$211	$(5)	$—	$ —

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were transfers between Level 2 into Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

		Purchases at	Proceeds	Value
Security Description	Value 05/31/2017	Cost	from Sales	02/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$ 123,535	$ 748,622	$(743,763)	$128,394	$ 982

Restricted Securities — As of February 28, 2018, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at February 28, 2018, were as follows:

					Market Value
	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	($ Thousands)	% of Net Assets

Fund Name
Aspect Software	14,149	11/25/2016	11/25/2016	$111	$110	0.00%
	2,248	05/25/2016	05/25/2016	21	17	0.00%

				$132	$127	0.00%

Berry Petroleum	2,218	03/03/2017	03/03/2017	$22	$25	0.00%

Medical Card Systems	367,719	01/20/2016	01/20/2016	$–	$–	0.00%
	27,934	12/04/2017	12/04/2017	–	–	0.00%

				$–	$–	0.00%

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2018, the Fund is the seller (“providing protection”) on a total notional amount of $15.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS	CDS ON AN INDEX
	CORP	SOVERIGN	ABS	CORP
REFERENCE ASSET	US$	US$	US$	US$	Total
Fair value of written credit derivatives	$—	$—	$—	$1,147,054	$1,147,054
Maximum potential amount of future payments	—	—	—	15,801,000	15,801,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

High Yield Bond Fund (Continued)

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	11,721,000	—	—	11,721,000
201-300	—	—	4,080,000	—	—	4,080,000
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	—	—
Total	$—	$—	$15,801,000	$—	$—	$15,801,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 65.4%

Consumer Discretionary – 5.4%
21st Century Fox America
8.150%, 10/17/2036	$1,845	$2,703
7.850%, 03/01/2039	2,960	4,297
7.750%, 01/20/2024	125	149
7.625%, 11/30/2028	2,411	3,100
7.430%, 10/01/2026	775	956
6.550%, 03/15/2033	1,985	2,545
6.150%, 02/15/2041	728	918
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,200	1,175
Amazon.com
4.950%, 12/05/2044	1,265	1,435
4.250%, 08/22/2057 (A)	715	713
4.050%, 08/22/2047 (A)	6,728	6,686
AutoZone
3.750%, 06/01/2027	875	857
CBS
4.600%, 01/15/2045	600	586
3.700%, 06/01/2028 (A)	1,543	1,482
Charter Communications Operating LLC
6.484%, 10/23/2045	3,118	3,512
6.384%, 10/23/2035	3,970	4,483
5.375%, 05/01/2047	405	401
Comcast
6.400%, 05/15/2038	994	1,262
5.700%, 07/01/2019	100	104
5.650%, 06/15/2035	945	1,112
4.600%, 08/15/2045	835	871
4.400%, 08/15/2035	1,700	1,728
4.250%, 01/15/2033	2,805	2,875
4.049%, 11/01/2052	7,243	6,753
4.000%, 03/01/2048	985	920
3.999%, 11/01/2049	2,373	2,210
3.969%, 11/01/2047	2,194	2,048
3.900%, 03/01/2038	3,170	3,025
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,557
Daimler Finance North America LLC
3.750%, 02/22/2028 (A)	1,305	1,308
Discovery Communications LLC
5.200%, 09/20/2047	3,223	3,204
5.000%, 09/20/2037	790	789
4.875%, 04/01/2043	1,070	1,020
Ford Holdings
9.300%, 03/01/2030	810	1,097
Ford Motor
7.400%, 11/01/2046	570	723
5.291%, 12/08/2046	555	546
4.750%, 01/15/2043	745	688
General Motors
6.600%, 04/01/2036	1,320	1,524

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 10/02/2043	$3,050	$3,407
5.400%, 04/01/2048	1,105	1,137
Home Depot
4.250%, 04/01/2046	1,545	1,600
4.200%, 04/01/2043	1,035	1,060
3.900%, 06/15/2047	2,505	2,467
Lowe’s
4.050%, 05/03/2047	690	676
3.700%, 04/15/2046	1,965	1,815
McDonald’s MTN
4.600%, 05/26/2045	650	675
4.450%, 03/01/2047	935	954
NBCUniversal Media LLC
5.950%, 04/01/2041	786	950
Newell Brands
5.500%, 04/01/2046	350	372
Time Warner
4.650%, 06/01/2044	2,028	1,967
3.800%, 02/15/2027	945	915
Time Warner Cable
7.300%, 07/01/2038	755	905
6.550%, 05/01/2037	1,000	1,137
5.875%, 11/15/2040	2,290	2,417
Time Warner Cable LLC
6.750%, 06/15/2039	710	815
5.500%, 09/01/2041	2,935	2,979
4.500%, 09/15/2042	545	492
Viacom
5.850%, 09/01/2043	2,650	2,894
5.250%, 04/01/2044	255	259
4.850%, 12/15/2034	1,000	991
		102,246

Consumer Staples – 4.8%
Altria Group
3.875%, 09/16/2046	1,700	1,581
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	15,095	16,098
4.700%, 02/01/2036	9,465	9,946
Anheuser-Busch InBev Worldwide
4.439%, 10/06/2048	1,417	1,424
BAT Capital
4.540%, 08/15/2047 (A)	2,080	2,023
4.390%, 08/15/2037 (A)	4,025	3,963
Bowdoin College
4.693%, 07/01/2112	1,164	1,107
Coca-Cola Femsa
3.875%, 11/26/2023	2,514	2,576
Constellation Brands
4.100%, 02/15/2048	1,885	1,746
CVS Health
5.125%, 07/20/2045	1,645	1,719

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	$6,360	$7,946
Ford Foundation
3.859%, 06/01/2047	2,510	2,515
General Mills
5.400%, 06/15/2040	815	918
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,015	2,061
Kraft Heinz Foods
6.875%, 01/26/2039	865	1,067
5.200%, 07/15/2045	4,173	4,251
5.000%, 07/15/2035	605	629
5.000%, 06/04/2042	2,200	2,190
4.375%, 06/01/2046	4,755	4,353
Kroger
4.650%, 01/15/2048	1,359	1,312
4.450%, 02/01/2047	4,005	3,768
Massachusetts Institute of Technology
5.600%, 07/01/2111	665	849
Molson Coors Brewing
4.200%, 07/15/2046	750	703
New York and Presbyterian Hospital
3.563%, 08/01/2036	750	713
Northwell Healthcare
4.260%, 11/01/2047	400	390
Northwestern University
4.643%, 12/01/2044	150	171
PepsiCo
3.450%, 10/06/2046	1,536	1,392
Pernod Ricard
4.450%, 01/15/2022 (A)	675	703
Philip Morris International
6.375%, 05/16/2038	295	382
4.500%, 03/20/2042	3,020	3,106
4.250%, 11/10/2044	1,245	1,239
4.125%, 03/04/2043	435	422
Procter & Gamble
3.500%, 10/25/2047	350	329
Reynolds American
5.850%, 08/15/2045	610	710
Tufts University
5.017%, 04/15/2112	164	178
University of Southern California
5.250%, 10/01/2111	1,590	1,879
Walgreens Boots Alliance
4.800%, 11/18/2044	2,655	2,654
4.650%, 06/01/2046	425	413
Wal-Mart Stores
4.300%, 04/22/2044	881	950
3.625%, 12/15/2047	1,775	1,724
		92,100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Energy – 8.0%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	$654	$732
Anadarko Finance
7.500%, 05/01/2031	1,340	1,695
Anadarko Petroleum
6.600%, 03/15/2046	325	406
5.414%, 10/10/2036 (B)	9,000	3,763
4.500%, 07/15/2044	1,075	1,034
Apache
5.250%, 02/01/2042	310	324
5.100%, 09/01/2040	400	410
4.750%, 04/15/2043	1,345	1,329
BG Energy Capital
5.125%, 10/15/2041 (A)	805	905
Burlington Resources Finance
7.200%, 08/15/2031	25	33
Canadian Natural Resources MTN
4.950%, 06/01/2047	305	316
Cenovus Energy
5.250%, 06/15/2037	1,205	1,209
Columbia Pipeline Group
5.800%, 06/01/2045	520	602
Conoco Funding
7.250%, 10/15/2031	565	743
6.950%, 04/15/2029	1,290	1,652
ConocoPhillips
5.900%, 05/15/2038	3,238	3,976
4.300%, 11/15/2044	3,175	3,271
Devon Energy
7.950%, 04/15/2032	285	382
5.600%, 07/15/2041	1,560	1,741
4.750%, 05/15/2042	1,705	1,721
Ecopetrol
5.875%, 05/28/2045	1,017	1,020
El Paso Natural Gas
8.375%, 06/15/2032	435	557
Enbridge Energy Partners
5.500%, 09/15/2040	400	424
Encana
6.500%, 02/01/2038	1,850	2,221
Energy Transfer
8.250%, 11/15/2029	825	1,034
6.125%, 12/15/2045	2,493	2,659
5.950%, 10/01/2043	2,740	2,837
5.300%, 04/15/2047	1,300	1,251
5.150%, 02/01/2043	1,000	942
5.150%, 03/15/2045	95	90
4.900%, 03/15/2035	1,000	953
Eni
5.700%, 10/01/2040 (A)	2,180	2,335

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating LLC
6.650%, 10/15/2034	$2,140	$2,651
6.125%, 10/15/2039	330	398
5.700%, 02/15/2042	1,264	1,462
5.100%, 02/15/2045	1,300	1,404
4.950%, 10/15/2054	1,130	1,164
4.900%, 05/15/2046	2,385	2,503
4.850%, 03/15/2044	780	817
4.250%, 02/15/2048	500	480
Equities
3.900%, 10/01/2027	1,085	1,036
Exxon Mobil
3.567%, 03/06/2045	1,165	1,107
Halliburton
5.000%, 11/15/2045	1,765	1,908
4.850%, 11/15/2035	685	734
Hess
5.600%, 02/15/2041	1,370	1,411
Kinder Morgan
5.550%, 06/01/2045	2,415	2,543
5.300%, 12/01/2034	3,941	4,063
5.050%, 02/15/2046	916	898
Kinder Morgan Energy Partners
6.375%, 03/01/2041	1,435	1,633
5.000%, 08/15/2042	845	828
Marathon Oil
6.600%, 10/01/2037	1,585	1,916
5.200%, 06/01/2045	1,475	1,558
Marathon Petroleum
6.500%, 03/01/2041	1,123	1,351
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,755	2,117
MPLX
5.200%, 03/01/2047	240	247
4.500%, 04/15/2038	1,370	1,329
Noble Energy
5.250%, 11/15/2043	3,040	3,218
5.050%, 11/15/2044	1,740	1,805
Petro-Canada
6.800%, 05/15/2038	925	1,226
Petroleos Mexicanos
6.500%, 03/13/2027 (A)	2,400	2,565
6.500%, 06/02/2041	2,380	2,380
6.375%, 01/23/2045	2,730	2,648
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (A)	3,697	3,759
Phillips 66
5.875%, 05/01/2042	1,860	2,212
4.875%, 11/15/2044	2,255	2,373
Phillips 66 Partners
4.900%, 10/01/2046	1,409	1,417

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Plains All American Pipeline
4.900%, 02/15/2045	$500	$464
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025	750	807
Schlumberger Holdings
4.000%, 12/21/2025 (A)	1,745	1,771
Shell International Finance
6.375%, 12/15/2038	2,427	3,206
4.550%, 08/12/2043	5,905	6,359
4.375%, 05/11/2045	800	849
4.125%, 05/11/2035	1,745	1,800
3.750%, 09/12/2046	1,445	1,375
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,503
Statoil
6.800%, 01/15/2028	135	168
3.950%, 05/15/2043	1,375	1,362
Suncor Energy
6.850%, 06/01/2039	250	337
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,520	1,484
5.350%, 05/15/2045	685	665
TC PipeLines
4.375%, 03/13/2025	1,000	1,012
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,462
7.000%, 10/15/2028	4,267	5,020
Texas Eastern Transmission
7.000%, 07/15/2032	1,910	2,397
4.150%, 01/15/2048 (A)	1,070	1,015
TransCanada PipeLines
7.250%, 08/15/2038	1,395	1,909
4.625%, 03/01/2034	1,275	1,349
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3 Month+4.640%, 08/15/2076	1,494	1,606
Transcontinental Gas Pipe Line
5.400%, 08/15/2041	1,550	1,759
4.450%, 08/01/2042	985	966
Valero Energy
10.500%, 03/15/2039	1,397	2,297
Western Gas Partners
5.300%, 03/01/2048	700	700
Williams Partners
4.850%, 03/01/2048	1,995	1,982
4.300%, 03/04/2024	3,000	3,075
		152,427

Financials – 13.5%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,412	3,110

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American International Group
4.500%, 07/16/2044	$4,510	$4,481
3.875%, 01/15/2035	1,415	1,338
Banco Santander
4.250%, 04/11/2027	1,000	999
3.800%, 02/23/2028	1,795	1,725
Bank of America
6.110%, 01/29/2037	2,405	2,894
6.000%, 10/15/2036	4,780	5,889
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	831	796
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (A)	940	901
Bank of America MTN
5.875%, 02/07/2042	3,470	4,335
5.000%, 01/21/2044	2,250	2,527
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	460	453
Bank of New York Mellon MTN
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	1,005	986
Berkshire Hathaway
4.500%, 02/11/2043	1,858	1,997
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,383
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,769	2,206
BPCE MTN
3.500%, 10/23/2027 (A)	700	663
Brighthouse Financial
4.700%, 06/22/2047 (A)	1,128	1,052
Capital One Financial
3.800%, 01/31/2028	2,475	2,398
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	2,026	2,167
CDP Financial
5.600%, 11/25/2039 (A)	1,547	1,965
Chubb INA Holdings
6.700%, 05/15/2036	1,527	2,034
Cincinnati Financial
6.920%, 05/15/2028	4,484	5,573
Citigroup
8.125%, 07/15/2039	1,131	1,714
6.625%, 06/15/2032	1,945	2,395
4.750%, 05/18/2046	2,075	2,123
4.400%, 06/10/2025	3,015	3,087
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	914	920
4.125%, 07/25/2028	4,530	4,497
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	2,875	2,812

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	$9,045	$8,737
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	789	757
Credit Suisse Group
4.282%, 01/09/2028 (A)	3,700	3,718
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	205	217
Discover Bank
8.700%, 11/18/2019	1,014	1,103
Discover Financial Services
4.100%, 02/09/2027	1,370	1,355
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	282
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	2,440	2,687
FMR
5.150%, 02/01/2043 (A)	2,750	3,113
Goldman Sachs Group
6.750%, 10/01/2037	3,110	3,930
6.250%, 02/01/2041	5,684	7,200
6.125%, 02/15/2033	3,140	3,784
5.150%, 05/22/2045	635	685
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	8,265	7,987
3.850%, 01/26/2027	1,455	1,435
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	1,750	1,708
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,045	2,143
Hartford Financial Services Group
6.625%, 03/30/2040	1,370	1,778
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,086
HSBC Bank USA
7.000%, 01/15/2039	890	1,241
HSBC Bank USA MTN
5.625%, 08/15/2035	2,675	3,179
HSBC Holdings
6.800%, 06/01/2038	1,067	1,370
6.500%, 09/15/2037	3,560	4,439
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	600	602
International Lease Finance
7.125%, 09/01/2018 (A)	95	97
Intesa Sanpaolo
4.375%, 01/12/2048 (A)	395	369
3.875%, 07/14/2027 (A)	2,455	2,343
3.875%, 01/12/2028 (A)	585	555
JPMorgan Chase
6.400%, 05/15/2038	996	1,303

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.300%, 04/23/2019	$1,775	$1,850
5.600%, 07/15/2041	4,126	4,970
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	10	10
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	3,540	3,426
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	5,375	5,133
3.900%, 07/15/2025	1,355	1,375
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	3,600	3,388
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	2,390	2,380
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,330	1,297
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	795	771
KKR Group Finance II
5.500%, 02/01/2043 (A)	3,048	3,347
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	325
6.500%, 05/01/2042 (A)	4,104	5,177
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,095	1,041
Lloyds Banking Group PLC
4.344%, 01/09/2048	1,161	1,100
Marsh & McLennan
4.200%, 03/01/2048	910	908
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	337	528
MetLife
6.400%, 12/15/2036	1,316	1,484
5.875%, 02/06/2041	535	653
4.875%, 11/13/2043	1,770	1,927
4.050%, 03/01/2045	2,431	2,349
Morgan Stanley
3.625%, 01/20/2027	860	843
Morgan Stanley MTN
6.375%, 07/24/2042	2,569	3,332
6.250%, 08/09/2026	2,210	2,555
5.625%, 09/23/2019	5,775	6,019
4.300%, 01/27/2045	3,850	3,849
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	545	531
3.875%, 04/29/2024	1,670	1,688
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	4,190	4,100
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	680	721
New York Life Insurance
6.750%, 11/15/2039 (A)	2,380	3,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 05/15/2033 (A)	$1,852	$2,279
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,216	1,542
3.850%, 09/30/2047 (A)	500	473
Prudential Financial
3.935%, 12/07/2049 (A)	1,202	1,142
Prudential Financial MTN
5.700%, 12/14/2036	3,607	4,341
Raymond James Financial
4.950%, 07/15/2046	1,130	1,225
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	4,090	3,915
Synchrony Financial
3.950%, 12/01/2027	2,755	2,648
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	189	253
4.900%, 09/15/2044 (A)	1,050	1,144
4.270%, 05/15/2047 (A)	1,840	1,830
Travelers
4.050%, 03/07/2048	800	795
4.000%, 05/30/2047	665	661
WEA Finance
4.750%, 09/17/2044 (A)	1,300	1,337
Wells Fargo
5.606%, 01/15/2044	1,145	1,320
3.000%, 04/22/2026	1,000	946
Wells Fargo MTN
4.900%, 11/17/2045	520	549
4.750%, 12/07/2046	375	388
4.650%, 11/04/2044	2,445	2,489
4.400%, 06/14/2046	2,145	2,110
4.300%, 07/22/2027	584	592
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	5,862	5,727
Wells Fargo Bank
5.950%, 08/26/2036	1,000	1,226
5.850%, 02/01/2037	4,230	5,133
XLIT
5.250%, 12/15/2043	1,905	2,096
		258,101

Health Care – 6.5%
Abbott Laboratories
4.900%, 11/30/2046	4,732	5,089
AbbVie
4.700%, 05/14/2045	2,180	2,250
4.500%, 05/14/2035	2,065	2,127
4.400%, 11/06/2042	2,835	2,821
4.300%, 05/14/2036	600	605

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aetna
4.750%, 03/15/2044	$710	$737
3.875%, 08/15/2047	1,515	1,340
Allergan Funding SCS
4.550%, 03/15/2035	2,845	2,839
3.850%, 06/15/2024	1,315	1,313
Amgen
4.950%, 10/01/2041	825	892
4.663%, 06/15/2051	2,590	2,613
4.563%, 06/15/2048	2,754	2,758
4.400%, 05/01/2045	1,150	1,141
Anthem
4.650%, 01/15/2043	830	846
4.650%, 08/15/2044	250	256
4.550%, 03/01/2048	3,855	3,848
4.375%, 12/01/2047	3,720	3,636
3.500%, 08/15/2024	2,300	2,284
AstraZeneca
6.450%, 09/15/2037	3,180	4,064
4.000%, 09/18/2042	275	264
Barnabas Health
4.000%, 07/01/2028	4,375	4,367
Baxalta
5.250%, 06/23/2045	2,105	2,268
Baxter International
3.500%, 08/15/2046	2,105	1,818
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,100	1,019
Cardinal Health
4.500%, 11/15/2044	1,830	1,757
Celgene
5.000%, 08/15/2045	220	229
4.625%, 05/15/2044	2,100	2,057
4.550%, 02/20/2048	718	698
Cigna
3.875%, 10/15/2047	500	444
Cleveland Clinic Foundation
4.858%, 01/01/2114	896	944
EMD Finance LLC
3.250%, 03/19/2025 (A)	3,170	3,094
Express Scripts Holding
4.800%, 07/15/2046	5,176	5,171
Gilead Sciences
4.800%, 04/01/2044	2,030	2,153
4.750%, 03/01/2046	360	377
4.600%, 09/01/2035	1,345	1,423
4.500%, 02/01/2045	3,050	3,073
4.150%, 03/01/2047	1,000	959
GlaxoSmithKline Capital
6.375%, 05/15/2038	1,175	1,559
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,398

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Humana
4.950%, 10/01/2044	$1,370	$1,451
Johnson & Johnson
4.500%, 12/05/2043	759	839
3.400%, 01/15/2038	2,685	2,572
Medtronic
4.625%, 03/15/2045	5,693	6,175
4.375%, 03/15/2035	3,917	4,146
Merck
4.150%, 05/18/2043	3,460	3,592
Mylan
5.250%, 06/15/2046	785	793
New York and Presbyterian Hospital
4.763%, 08/01/2116	859	858
Novartis Capital
4.400%, 05/06/2044	690	747
NYU Hospitals Center
4.428%, 07/01/2042	2,030	2,111
Pfizer
4.400%, 05/15/2044	900	961
4.125%, 12/15/2046	1,790	1,842
4.000%, 12/15/2036	1,380	1,422
Providence St. Joseph Health Obligated
Group
3.744%, 10/01/2047	765	709
Stryker
4.625%, 03/15/2046	885	933
4.100%, 04/01/2043	1,425	1,390
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	3,640	2,686
Thermo Fisher Scientific
4.100%, 08/15/2047	765	734
Toledo Hospital
4.982%, 11/15/2045	1,116	1,243
UnitedHealth Group
6.875%, 02/15/2038	1,665	2,295
6.625%, 11/15/2037	555	746
4.625%, 07/15/2035	1,155	1,268
4.250%, 04/15/2047	2,000	2,064
4.200%, 01/15/2047	685	694
Wyeth
6.000%, 02/15/2036	2,985	3,774
Wyeth LLC
5.950%, 04/01/2037	936	1,190
Zoetis
3.950%, 09/12/2047	885	838
		124,604

Industrials — 5.5%
3M MTN
3.625%, 10/15/2047	750	716

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AerCap Ireland Capital DAC
3.875%, 01/23/2028	$1,375	$1,314
Amcor Finance USA
3.625%, 04/28/2026 (A)	1,250	1,198
American Airlines, Pass-Through Trust,
Ser 2011-1, Cl A
5.250%, 01/31/2021	2	3
BAE Systems Holdings
4.750%, 10/07/2044 (A)	1,405	1,486
BAE Systems PLC
5.800%, 10/11/2041 (A)	630	746
Boeing
3.625%, 03/01/2048	440	418
3.550%, 03/01/2038	365	352
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	3,150	3,980
6.150%, 05/01/2037	900	1,143
5.750%, 05/01/2040	510	627
5.150%, 09/01/2043	1,250	1,443
4.900%, 04/01/2044	1,420	1,596
4.400%, 03/15/2042	2,690	2,810
4.125%, 06/15/2047	1,300	1,325
4.050%, 06/15/2048	250	250
Canadian National Railway
3.650%, 02/03/2048	1,915	1,834
Canadian Pacific Railway
6.125%, 09/15/2115	4,327	5,312
Continental Airlines, Pass-Through Trust,
Ser 2007-1, Cl A
5.983%, 04/19/2022	4,248	4,588
Crane
4.200%, 03/15/2048	820	804
CSX
4.750%, 05/30/2042	2,490	2,628
Delta Air Lines, Pass-Through Trust, Ser 2011- 1, Cl A
5.300%, 04/15/2019	4	4
FedEx
5.100%, 01/15/2044	275	301
4.550%, 04/01/2046	2,186	2,225
4.400%, 01/15/2047	1,020	1,011
4.100%, 02/01/2045	275	261
4.050%, 02/15/2048	210	198
3.900%, 02/01/2035	700	676
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	20,846	20,418
General Electric MTN
5.875%, 01/14/2038	5,734	6,713
2.319%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,250	1,052

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ingersoll-Rand Global Holding
4.300%, 02/21/2048	$790	$790
Johnson Controls International
4.950%, 07/02/2064 (C)	1,330	1,384
Lockheed Martin
4.700%, 05/15/2046	4,870	5,270
4.070%, 12/15/2042	2,243	2,208
3.600%, 03/01/2035	1,085	1,032
Norfolk Southern
4.800%, 08/15/2043	528	567
4.450%, 06/15/2045	2,682	2,783
4.050%, 08/15/2052 (A)	664	637
3.942%, 11/01/2047 (A)	906	879
Northrop Grumman
4.750%, 06/01/2043	2,030	2,195
4.030%, 10/15/2047	1,380	1,325
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	217	241
Parker-Hannifin MTN
4.450%, 11/21/2044	840	894
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	2,525	2,694
Snap-on
4.100%, 03/01/2048	1,407	1,409
United Parcel Service
3.750%, 11/15/2047	1,260	1,205
United Technologies
5.700%, 04/15/2040	2,345	2,799
4.500%, 06/01/2042	2,725	2,807
3.750%, 11/01/2046	2,735	2,514
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	1,161	1,264
Waste Management
3.900%, 03/01/2035	500	499
WW Grainger
4.600%, 06/15/2045	780	833
4.200%, 05/15/2047	1,147	1,158
		104,819

Information Technology – 4.4%
Activision Blizzard
4.500%, 06/15/2047	600	592
Alibaba Group Holding
4.200%, 12/06/2047	2,110	2,018
Apple
4.650%, 02/23/2046	2,899	3,162
4.500%, 02/23/2036	1,080	1,177
4.450%, 05/06/2044	1,150	1,217
4.375%, 05/13/2045	4,780	5,009
4.250%, 02/09/2047	170	175

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 08/04/2046	$345	$334
3.750%, 09/12/2047	750	715
3.750%, 11/13/2047	3,900	3,717
Broadcom
3.875%, 01/15/2027	1,245	1,194
3.500%, 01/15/2028	1,000	923
Cisco Systems
5.900%, 02/15/2039	2,620	3,409
Dell International
8.100%, 07/15/2036 (A)	695	850
Dell International LLC
8.350%, 07/15/2046 (A)	1,280	1,622
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,774	1,873
Intel
3.734%, 12/08/2047 (A)	3,740	3,590
Juniper Networks
5.950%, 03/15/2041	2,430	2,529
Mastercard
3.950%, 02/26/2048	1,280	1,291
Microsoft
4.875%, 12/15/2043	3,822	4,371
4.750%, 11/03/2055	385	441
4.250%, 02/06/2047	3,404	3,631
4.100%, 02/06/2037	3,525	3,702
4.000%, 02/12/2055	4,921	4,934
3.950%, 08/08/2056	1,540	1,527
3.750%, 02/12/2045	1,000	984
3.700%, 08/08/2046	6,000	5,826
Oracle
4.500%, 07/08/2044	687	738
4.375%, 05/15/2055	2,395	2,495
4.300%, 07/08/2034	3,580	3,777
4.125%, 05/15/2045	870	876
4.000%, 07/15/2046	1,585	1,564
4.000%, 11/15/2047	3,163	3,125
3.800%, 11/15/2037	1,145	1,132
QUALCOMM
4.800%, 05/20/2045	1,416	1,415
4.300%, 05/20/2047	3,117	2,910
Visa
4.300%, 12/14/2045	1,865	1,980
4.150%, 12/14/2035	2,785	2,935
3.650%, 09/15/2047	425	408
VMware
3.900%, 08/21/2027	845	805
		84,973

Materials — 1.1%
BHP Billiton Finance USA
5.000%, 09/30/2043	810	933

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dow Chemical
4.625%, 10/01/2044	$1,000	$1,028
4.375%, 11/15/2042	2,115	2,123
4.250%, 10/01/2034	1,475	1,483
Eastman Chemical
4.650%, 10/15/2044	770	797
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,526	1,709
International Paper
5.150%, 05/15/2046	605	658
4.800%, 06/15/2044	2,045	2,128
4.350%, 08/15/2048	600	590
LyondellBasell Industries
4.625%, 02/26/2055	1,000	982
Monsanto
3.950%, 04/15/2045	500	468
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	1,795	1,728
Newmont Mining
6.250%, 10/01/2039	1,620	1,973
5.875%, 04/01/2035	245	285
Rohm & Haas
7.850%, 07/15/2029	1,910	2,552
Southern Copper
7.500%, 07/27/2035	1,000	1,309
5.875%, 04/23/2045	385	443
Vulcan Materials
4.500%, 06/15/2047	365	351
		21,540

Real Estate — 1.5%
Alexandria Real Estate Equities
4.500%, 07/30/2029	1,000	1,019
American Campus Communities Operating
Partnership
3.625%, 11/15/2027	800	769
American Tower
3.600%, 01/15/2028	545	517
AvalonBay Communities MTN
3.200%, 01/15/2028	420	403
Crown Castle International
4.750%, 05/15/2047	500	501
Essex Portfolio
4.500%, 03/15/2048	1,515	1,523
HCP
6.750%, 02/01/2041	970	1,234
Healthcare Realty Trust
3.625%, 01/15/2028	700	673
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,740	1,665
Hospitality Properties Trust
4.375%, 02/15/2030	3,173	3,052

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kimco Realty
4.250%, 04/01/2045	$695	$654
4.125%, 12/01/2046	1,740	1,608
Life Storage
3.875%, 12/15/2027	500	484
Regency Centers
4.400%, 02/01/2047	775	757
Simon Property Group
6.750%, 02/01/2040	1,634	2,181
4.750%, 03/15/2042	1,265	1,350
SL Green Realty
7.750%, 03/15/2020	775	845
5.000%, 08/15/2018	1,000	1,007
Ventas Realty
5.700%, 09/30/2043	3,930	4,562
Welltower
5.125%, 03/15/2043	4,024	4,313
		29,117

Telecommunication Services — 5.9%
America Movil
6.375%, 03/01/2035	440	533
6.125%, 03/30/2040	960	1,163
AT&T
6.000%, 08/15/2040	3,995	4,436
5.550%, 08/15/2041	1,420	1,509
5.450%, 03/01/2047	800	833
5.350%, 09/01/2040	316	327
5.300%, 08/14/2058	3,338	3,322
5.250%, 03/01/2037	1,470	1,517
5.150%, 11/15/2046 (A)	1,450	1,452
5.150%, 02/14/2050	10,440	10,424
4.800%, 06/15/2044	7,163	6,858
4.750%, 05/15/2046	1,925	1,824
4.550%, 03/09/2049	2,027	1,852
4.500%, 05/15/2035	5,980	5,780
4.500%, 03/09/2048	2,103	1,916
4.350%, 06/15/2045	10,267	9,193
4.300%, 02/15/2030 (A)	1,015	990
British Telecommunications
9.125%, 12/15/2030	1,135	1,652
Cox Communications
4.600%, 08/15/2047 (A)	1,210	1,172
Deutsche Telekom International Finance
8.750%, 06/15/2030	560	799
4.875%, 03/06/2042 (A)	1,255	1,347
Rogers Communications
5.000%, 03/15/2044	2,300	2,518
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	3,123	2,700
Telefonica Emisiones SAU
5.213%, 03/08/2047	2,005	2,107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
5.250%, 03/16/2037	$5,500	$5,829
5.012%, 04/15/2049	1,422	1,443
5.012%, 08/21/2054	7,888	7,757
4.862%, 08/21/2046	1,153	1,148
4.750%, 11/01/2041	755	752
4.672%, 03/15/2055	4,965	4,637
4.522%, 09/15/2048	6,103	5,767
4.500%, 08/10/2033	7,645	7,676
4.400%, 11/01/2034	3,000	2,944
4.272%, 01/15/2036	2,030	1,947
3.850%, 11/01/2042	5,847	5,096
Vodafone Group
4.375%, 02/19/2043	1,080	1,029
		112,249

Utilities — 8.8%
AEP Texas
3.850%, 10/01/2025 (A)	1,000	1,016
Alabama Power
3.700%, 12/01/2047	1,546	1,469
Ameren Illinois
3.700%, 12/01/2047	785	756
Appalachian Power
4.450%, 06/01/2045	650	681
Baltimore Gas & Electric
5.200%, 06/15/2033	3,178	3,460
Berkshire Hathaway Energy
6.125%, 04/01/2036	6,731	8,567
Black Hills
4.200%, 09/15/2046	500	488
Bruce Mansfield Unit 1 2007, Pass-Through Trust
6.850%, 06/01/2034	1,247	449
CenterPoint Energy Resources
6.250%, 02/01/2037	791	960
Cleco Power
6.000%, 12/01/2040	750	887
Commonwealth Edison
4.000%, 03/01/2048	800	802
3.700%, 03/01/2045	1,649	1,573
Consolidated Edison of New York
6.750%, 04/01/2038	960	1,317
6.300%, 08/15/2037	1,440	1,866
4.450%, 03/15/2044	2,000	2,135
Dominion Energy
5.250%, 08/01/2033	3,830	4,242
4.900%, 08/01/2041	2,715	2,913
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	3,854
Duke Energy Carolinas LLC
6.000%, 01/15/2038	614	787

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.300%, 02/15/2040	$3,730	$4,467
4.250%, 12/15/2041	1,500	1,570
3.875%, 03/15/2046	1,000	983
Duke Energy Florida
6.350%, 09/15/2037	825	1,090
Duke Energy Florida LLC
6.400%, 06/15/2038	410	544
Duke Energy Indiana LLC
6.350%, 08/15/2038	730	959
4.900%, 07/15/2043	1,275	1,443
3.750%, 05/15/2046	1,680	1,600
Duke Energy Progress LLC
4.375%, 03/30/2044	3,885	4,125
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	816
Electricite de France
6.000%, 01/22/2114 (A)	2,731	2,912
4.950%, 10/13/2045 (A)	1,130	1,222
4.750%, 10/13/2035 (A)	1,265	1,337
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,202
Enel Finance International
4.750%, 05/25/2047 (A)	1,095	1,116
Eversource Energy
2.800%, 05/01/2023	2,120	2,057
Exelon
4.950%, 06/15/2035	1,650	1,805
Exelon Generation LLC
5.600%, 06/15/2042	2,905	3,059
FirstEnergy
4.850%, 07/15/2047	505	531
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	1,895	2,173
Florida Power & Light
5.960%, 04/01/2039	1,955	2,525
5.690%, 03/01/2040	3,100	3,928
5.650%, 02/01/2037	2,500	3,069
5.400%, 09/01/2035	3,200	3,768
3.700%, 12/01/2047	865	829
Georgia Power
5.950%, 02/01/2039	3,040	3,717
5.400%, 06/01/2040	2,077	2,415
4.300%, 03/15/2042	1,520	1,550
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,538
4.875%, 11/01/2041 (A)	1,860	1,996
4.700%, 09/01/2045 (A)	1,530	1,652
ITC Holdings
3.250%, 06/30/2026	500	481
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,684

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	$2,600	$2,948
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,185	2,715
Metropolitan Edison
7.700%, 01/15/2019	350	366
MidAmerican Energy
4.800%, 09/15/2043	725	821
4.400%, 10/15/2044	1,450	1,560
4.250%, 05/01/2046	1,500	1,570
3.950%, 08/01/2047	775	778
MidAmerican Energy MTN
5.800%, 10/15/2036	700	864
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	1,976
Niagara Mohawk Power
2.721%, 11/28/2022 (A)	700	683
NiSource
5.950%, 06/15/2041	545	663
Northern States Power
5.350%, 11/01/2039	2,695	3,232
3.400%, 08/15/2042	840	781
NSTAR Electric
4.400%, 03/01/2044	655	708
Oncor Electric Delivery LLC
5.300%, 06/01/2042	3,335	3,976
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,228
6.250%, 03/01/2039	1,175	1,422
6.050%, 03/01/2034	4,540	5,318
4.600%, 06/15/2043	1,620	1,641
3.950%, 12/01/2047 (A)	1,135	1,019
PacifiCorp
6.000%, 01/15/2039	925	1,189
5.750%, 04/01/2037	1,472	1,825
PECO Energy
3.900%, 03/01/2048	875	867
Piedmont Natural Gas
4.650%, 08/01/2043	330	359
Public Service Electric & Gas MTN
4.000%, 06/01/2044	1,000	1,001
Public Service of Colorado
6.500%, 08/01/2038	725	973
6.250%, 09/01/2037	1,370	1,775
Sempra Energy
6.000%, 10/15/2039	1,565	1,930
3.800%, 02/01/2038	945	895
Southern California Edison
6.050%, 03/15/2039	1,805	2,299
4.650%, 10/01/2043	2,380	2,612
4.500%, 09/01/2040	2,100	2,243
3.900%, 03/15/2043	350	346

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Gas
3.750%, 09/15/2042	$1,080	$1,055
Southern Gas Capital
5.875%, 03/15/2041	2,593	3,069
4.400%, 06/01/2043	1,000	1,009
Southwestern Electric Power
6.200%, 03/15/2040	2,835	3,595
Union Electric
8.450%, 03/15/2039	1,840	2,881
Virginia Electric & Power
4.450%, 02/15/2044	750	794
3.450%, 02/15/2024	530	534
		168,905

Total Corporate Obligations (Cost $1,206,081) ($ Thousands)		1,251,081

U.S. TREASURY OBLIGATIONS – 23.5%
U.S. Treasury Bills
1.475%, 06/14/2018 (B)	2,141	2,131
U.S. Treasury Bonds
4.500%, 05/15/2038	34,843	42,639
4.250%, 05/15/2039	560	665
3.875%, 08/15/2040	985	1,113
3.750%, 08/15/2041	2,595	2,881
3.750%, 11/15/2043	11,160	12,405
3.625%, 08/15/2043	14,332	15,613
3.625%, 02/15/2044	13,811	15,050
3.125%, 11/15/2041	9,030	9,077
3.125%, 02/15/2043	4,235	4,244
3.000%, 05/15/2045	8,865	8,660
3.000%, 02/15/2047	3,890	3,793
3.000%, 05/15/2047	60,458	58,923
3.000%, 02/15/2048	69,760	68,032
2.750%, 08/15/2047	34,055	31,546
2.750%, 11/15/2047	53,340	49,419
2.500%, 02/15/2045	7,271	6,437
2.500%, 02/15/2046	34,390	30,340
2.500%, 05/15/2046	46,784	41,236
2.250%, 08/15/2046	41,500	34,610
U.S. Treasury Inflation-Protected Securities
0.875%, 02/15/2047	2,017	1,959
U.S. Treasury Notes
2.750%, 02/15/2028	1,195	1,183
U.S. Treasury STRIPS
8.369%, 08/15/2045 (B)	2,365	996
3.810%, 02/15/2045 (B)	8,205	3,514
3.018%, 05/15/2039 (B)	4,700	2,467

Total U.S. Treasury Obligations (Cost $457,494) ($ Thousands)		448,933

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS – 5.5%

California – 2.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	$1,200	$1,661
California State, Build America Project, GO
7.550%, 04/01/2039	295	444
7.500%, 04/01/2034	4,965	7,089
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	863
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	3,998
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	600	852
6.008%, 07/01/2039	3,000	3,718
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,875	2,300
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,360	3,142
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,480	2,010
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,175	1,562
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,805	4,715
San Jose Redevelopment Agency Successor Agency, Ser A-T, RB Callable 08/01/2027 @ 100
3.250%, 08/01/2029	500	478
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,115	1,326
State of California, Build America Project, GO
7.625%, 03/01/2040	1,540	2,314
7.350%, 11/01/2039	2,415	3,506
7.300%, 10/01/2039	1,000	1,441
University of California, Ser AD, RB
4.858%, 05/15/2112	3,775	3,932
		45,351

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

District of Columbia – 0.1%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	$1,505	$1,636

Florida – 0.2%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,622

Georgia – 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	2,511	3,075

Illinois – 0.3%
Illinois State, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	1,260	1,262
Illinois State, GO
5.100%, 06/01/2033	1,195	1,127
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,272
		5,661

Massachusetts – 0.1%
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,000	1,094

Michigan – 0.1%
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,411

Missouri – 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	2,065	1,744
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	742

		2,486

New Jersey – 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	88
7.102%, 01/01/2041	1,300	1,849
		1,937

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York – 1.6%
City of New York, Build America Project, GO
5.517%, 10/01/2037	$1,000	$1,216
City of New York, Build America Project, GO Callable 10/01/2020 @ 100
5.817%, 10/01/2031	2,950	3,158
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	630
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	725	849
4.458%, 10/01/2062	1,450	1,563
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	1,125	1,387
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/2020 @ 100
6.491%, 06/15/2042	6,630	7,159
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	655
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	1,195	1,449
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	2,645	3,038
5.289%, 03/15/2033	1,550	1,756
State of New York, Build America Project, RB
5.770%, 03/15/2039	6,035	7,145
		30,005

Ohio – 0.0%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	535	622
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	122

		744

Texas – 0.3%
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	788
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,077
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	703

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	$560	$517
Texas Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	1,520	1,756
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	855	1,047
		5,888

Total Municipal Bonds (Cost $95,486) ($ Thousands)		104,910

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.9%
FHLMC
6.750%, 03/15/2031	1,080	1,479
6.250%, 07/15/2032	6,735	9,027
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	5,541
Residual Funding STRIPS
3.756%, 04/15/2030 (B)	17,770	11,884
Tennessee Valley Authority
5.250%, 09/15/2039	4,490	5,769
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	3,700	1,798

Total U.S. Government Agency Obligations (Cost $34,052) ($ Thousands)		35,498

MORTGAGE-BACKED SECURITIES – 1.0%

Agency Mortgage-Backed Obligations – 1.0%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	145	155
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	813	854
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,679	6,902
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	3,261	2,990
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,110	1,253
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	602	633
FNMA CMO, Ser 2007-68, Cl SC, IO
5.139%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	39	6

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA ARM
2.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	$54	$56
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	14	14
GNMA CMO, Ser 2009-8, Cl PS, IO
4.741%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	89	8
GNMA CMO, Ser 2010-4, Cl NS, IO
4.831%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	107	16
GNMA CMO, Ser 2011-70, Cl BO, PO
6.200%, 05/20/2041 (B)	7,970	6,092
		18,979

Non-Agency Mortgage-Backed Obligations – 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
1.804%, VAR ICE LIBOR USD 1 Month+0.210%, 03/19/2045	94	91
Harborview Mortgage Loan Trust, Ser 2004- 8, Cl 2A4A
2.358%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	168	160
Harborview Mortgage Loan Trust, Ser 2005- 11, Cl 2A1A
1.868%, VAR ICE LIBOR USD 1 Month+0.310%, 08/19/2045	207	205
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
2.341%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	100	92
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
2.361%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	38	34
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
3.888%, 10/25/2034 (D)	26	26
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
2.421%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	19	18
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
1.871%, VAR ICE LIBOR USD 1 Month+0.310%, 10/25/2036	12	9
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	16	17

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	$15	$15
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.548%, 12/25/2034 (D)	32	32
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
1.891%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	104	103
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
3.572%, 04/25/2036 (D)	49	49
		851

Total Mortgage-Backed Securities (Cost $15,454) ($ Thousands)		19,830

SOVEREIGN DEBT – 0.9%
Chile Government International Bond
3.860%, 06/21/2047	640	608
Colombia Government International Bond
5.625%, 02/26/2044	1,055	1,138
5.000%, 06/15/2045	1,380	1,373
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,805
Mexico Government International Bond
6.050%, 01/11/2040	216	243
5.750%, 10/12/2110	504	509
4.600%, 01/23/2046	2,055	1,919
4.600%, 02/10/2048	1,465	1,375
Saudi Government International Bond MTN
4.625%, 10/04/2047 (A)	2,090	2,012
United Mexican States MTN
5.550%, 01/21/2045	1,670	1,785
4.350%, 01/15/2047	1,755	1,590
Uruguay Government International Bond
5.100%, 06/18/2050	2,040	2,119

Total Sovereign Debt (Cost $16,374) ($ Thousands)		16,476

ASSET-BACKED SECURITIES – 0.0%

Mortgage Related Securities – 0.0%
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	22	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities – 0.0%

Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.505%, 03/25/2037 (C)	$180	$188

Total Asset-Backed Securities (Cost $161) ($ Thousands)		210

	Shares

CASH EQUIVALENT – 2.4%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	45,685,347	45,685

Total Cash Equivalent (Cost $45,685) ($ Thousands)		45,685

Total Investments in Securities– 100.6% (Cost $1,870,787) ($ Thousands)		$1,922,623

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Fund (Continued)

The open futures contracts held by the Fund at February 28, 2018, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Note	230	Jun-2018	$ 27,603	$ 27,611	$ 8

U.S. 2-Year Treasury Note	(102)	Jun-2018	(21,674)	(21,672)	2

U.S. 5-Year Treasury Note	42	Jun-2018	4,783	4,785	2

U.S. Long Treasury Bond	(185)	Jun-2018	(26,212)	(26,536)	(324)

U.S. Ultra Long Treasury Bond	521	Jun-2018	80,086	81,211	1,125

Ultra 10-Year U.S. Treasury Note	(79)	Jun-2018	(10,094)	(10,117)	(23)

			$ 54,492	$ 55,282	$ 790

Percentages	are based on Net Assets of $1,912,098 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $149,345 ($ Thousands), representing 7.81% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2018. The coupon on a step bond changes on a specified date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,251,081	$–	$1,251,081
U.S. Treasury Obligations	–	448,933	–	448,933
Municipal Bonds	–	104,910	–	104,910
U.S. Government Agency Obligations	–	35,498	–	35,498
Mortgage-Backed Securities	–	19,830	–	19,830
Sovereign Debt	–	16,476	–	16,476
Asset-Backed Securities	–	210	–	210
Cash Equivalent	45,685	–	–	45,685

Total Investments in Securities	$45,685	$1,876,938	$—	$1,922,623

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,137	$—	$—	$1,137
Unrealized Depreciation	(347)	—	—	(347)

Total Other Financial Instruments	$790	$—	$—	$790

* Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended February 28, 2018 ($ Thousands).

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 32,444	$ 736,904	$(723,663)	$ 45,685	$ 167

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 85.9%

Consumer Discretionary — 6.6%
21st Century Fox America
6.750%, 01/09/2038	$525	$676
6.200%, 12/15/2034	2,114	2,619
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	881
Amazon.com
4.250%, 08/22/2057 (A)	1,724	1,720
4.050%, 08/22/2047 (A)	9,028	8,971
3.875%, 08/22/2037 (A)	2,540	2,524
CBS
5.900%, 10/15/2040	40	46
Charter Communications Operating LLC
6.834%, 10/23/2055	260	304
6.484%, 10/23/2045	1,910	2,151
Comcast
6.550%, 07/01/2039	315	408
6.400%, 05/15/2038	2,837	3,604
5.650%, 06/15/2035	4,725	5,558
4.750%, 03/01/2044	2,900	3,088
4.650%, 07/15/2042	2,950	3,060
4.600%, 08/15/2045	6,340	6,612
4.500%, 01/15/2043	6,885	7,039
4.400%, 08/15/2035	1,300	1,321
4.250%, 01/15/2033	6,760	6,928
4.200%, 08/15/2034	18,735	18,790
4.049%, 11/01/2052	19,243	17,941
4.000%, 03/01/2048	2,990	2,792
3.999%, 11/01/2049	1,624	1,513
3.969%, 11/01/2047	15,925	14,865
3.900%, 03/01/2038	6,825	6,514
3.400%, 07/15/2046	5,214	4,469
Cox Enterprises
7.375%, 07/15/2027 (A)	500	599
Daimler Finance North America LLC
3.750%, 02/22/2028 (A)	5,185	5,197
Darden Restaurants
4.550%, 02/15/2048	1,250	1,236
Discovery Communications LLC
6.350%, 06/01/2040	2,857	3,217
5.000%, 09/20/2037	3,925	3,918
General Motors
5.400%, 04/01/2048	3,955	4,070
5.150%, 04/01/2038	1,360	1,343
Grupo Televisa
6.625%, 01/15/2040	20	23
Home Depot
5.950%, 04/01/2041	2,465	3,153
5.875%, 12/16/2036	2,383	3,032
4.875%, 02/15/2044	855	962
4.400%, 03/15/2045	7,390	7,755
4.250%, 04/01/2046	10,686	11,064

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 04/01/2043	$5,890	$6,032
3.900%, 06/15/2047	13,230	13,032
3.750%, 02/15/2024	355	366
3.350%, 09/15/2025	2,285	2,273
Kohl’s
5.550%, 07/17/2045	2,629	2,581
Lowe’s
4.375%, 09/15/2045	3,340	3,433
4.250%, 09/15/2044	3,750	3,791
4.050%, 05/03/2047	13,531	13,256
3.700%, 04/15/2046	2,622	2,422
NBCUniversal Media LLC
5.950%, 04/01/2041	3,125	3,775
4.450%, 01/15/2043	2,780	2,796
4.375%, 04/01/2021	65	68
2.875%, 01/15/2023	225	222
Newell Brands
5.500%, 04/01/2046	1,405	1,494
NIKE
3.625%, 05/01/2043	1,670	1,601
QVC
5.950%, 03/15/2043	2,590	2,498
5.450%, 08/15/2034	495	473
Target
6.500%, 10/15/2037	2,601	3,423
4.000%, 07/01/2042	8,276	8,114
Thomson Reuters
4.500%, 05/23/2043	290	280
Time Warner
4.650%, 06/01/2044	1,100	1,067
Time Warner Cable
5.875%, 11/15/2040	160	169
Time Warner Entertainment
8.375%, 07/15/2033	1,620	2,150
Viacom
5.250%, 04/01/2044	190	193
4.850%, 12/15/2034	300	297
Walt Disney
4.125%, 12/01/2041	2,315	2,392
Walt Disney MTN
4.125%, 06/01/2044	2,744	2,847
1.850%, 07/30/2026	1,520	1,353

		252,361

Consumer Staples — 8.1%
Acwa Power Management And Investments
One
5.950%, 12/15/2039 (A)	1,290	1,342
Altria Group
10.200%, 02/06/2039	2,501	4,209
9.950%, 11/10/2038	1,665	2,741
5.375%, 01/31/2044	730	836

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 08/09/2042	$420	$415
3.875%, 09/16/2046	9,883	9,191
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	58,557	62,447
4.700%, 02/01/2036	39,301	41,300
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	875	1,314
8.000%, 11/15/2039	676	1,006
4.950%, 01/15/2042	1,805	1,956
4.439%, 10/06/2048	1,567	1,574
3.750%, 07/15/2042	670	615
Baptist Health South Florida
4.342%, 11/15/2041	610	633
BAT Capital
4.540%, 08/15/2047 (A)	3,955	3,847
4.390%, 08/15/2037 (A)	8,480	8,349
Bowdoin College
4.693%, 07/01/2112	2,242	2,133
Clorox
3.100%, 10/01/2027	2,650	2,544
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,496
Constellation Brands
4.100%, 02/15/2048	2,775	2,570
CVS Health
5.125%, 07/20/2045	3,000	3,134
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,785	3,479
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	5,403	5,398
Diageo Capital
5.875%, 09/30/2036	485	611
3.875%, 04/29/2043	4,560	4,557
Duke University Health System
3.920%, 06/01/2047	3,625	3,614
Ford Foundation
3.859%, 06/01/2047	2,500	2,505
Grupo Bimbo
4.875%, 06/27/2044 (A)	990	973
4.700%, 11/10/2047 (A)	1,580	1,513
Hamilton College
4.750%, 07/01/2113	2,436	2,373
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,360	5,483
Kimberly-Clark
5.300%, 03/01/2041	555	660
3.900%, 05/04/2047	5,100	5,054
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,560	1,966
6.750%, 03/15/2032	415	499
4.375%, 06/01/2046	1,060	971

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kroger
4.650%, 01/15/2048	$1,730	$1,670
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	4,342
3.959%, 07/01/2038	1,927	2,018
Northwell Healthcare
4.260%, 11/01/2047	790	770
Northwestern University
3.688%, 12/01/2038	2,070	2,064
3.662%, 12/01/2057	3,700	3,514
Partners Healthcare System
3.765%, 07/01/2048	1,000	939
PepsiCo
4.600%, 07/17/2045	4,280	4,635
4.250%, 10/22/2044	1,000	1,041
4.000%, 05/02/2047	5,504	5,530
3.450%, 10/06/2046	17,025	15,432
3.000%, 08/25/2021	16	16
Philip Morris International
6.375%, 05/16/2038	420	544
4.875%, 11/15/2043	2,150	2,332
4.500%, 03/20/2042	8,840	9,091
4.375%, 11/15/2041	1,750	1,767
4.250%, 11/10/2044	5,616	5,590
4.125%, 03/04/2043	9,035	8,767
3.875%, 08/21/2042	3,795	3,561
President and Fellows of Harvard College
3.619%, 10/01/2037	400	396
Princeton University
5.700%, 03/01/2039	1,399	1,806
Procter & Gamble
3.500%, 10/25/2047	3,960	3,719
Reynolds American
8.125%, 05/01/2040	1,140	1,618
6.150%, 09/15/2043	20	24
Roche Holdings
2.375%, 01/28/2027 (A)	3,815	3,501
Stanford Health Care
3.795%, 11/15/2048	9,287	9,110
Tufts University
5.017%, 04/15/2112	394	428
University of Chicago
4.411%, 10/01/2044	715	687
University of Southern California
3.841%, 10/01/2047	1,580	1,584
3.028%, 10/01/2039	2,300	2,069
Walgreen
4.400%, 09/15/2042	30	28
Wal-Mart Stores
4.000%, 04/11/2043	5,690	5,858
3.625%, 12/15/2047	6,280	6,100

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wesleyan University
4.781%, 07/01/2116	$3,550	$3,541

		309,400

Energy — 5.7%
Anadarko Petroleum
6.450%, 09/15/2036	2,455	2,925
5.430%, 10/10/2036 (B)	15,000	6,272
Apache
6.900%, 09/15/2018	10	10
6.000%, 01/15/2037	3,121	3,549
Baker Hughes a GE LLC
4.080%, 12/15/2047	695	652
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	6,563
BP Capital Markets
3.723%, 11/28/2028	3,865	3,884
3.279%, 09/19/2027	4,415	4,285
Buckeye Partners
5.850%, 11/15/2043	70	74
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,375	2,622
Cenovus Energy
6.750%, 11/15/2039	1,295	1,485
Chevron
2.954%, 05/16/2026	2,430	2,331
Conoco Funding
6.950%, 04/15/2029	2,798	3,582
ConocoPhillips
6.500%, 02/01/2039	13,061	17,081
5.900%, 05/15/2038	2,400	2,947
4.300%, 11/15/2044	7,870	8,107
Devon Financing
7.875%, 09/30/2031	3,305	4,402
Ecopetrol
5.875%, 05/28/2045	1,125	1,128
Energy Transfer
8.250%, 11/15/2029	750	940
6.050%, 06/01/2041	1,010	1,057
4.900%, 03/15/2035	82	78
Eni
5.700%, 10/01/2040 (A)	2,620	2,806
EnLink Midstream Partners
5.050%, 04/01/2045	3,170	3,006
Enterprise Products Operating LLC
6.450%, 09/01/2040	705	871
5.950%, 02/01/2041	1,870	2,208
5.750%, 03/01/2035	185	206
5.700%, 02/15/2042	1,248	1,444
4.250%, 02/15/2048	1,395	1,338
Exxon Mobil
4.114%, 03/01/2046	1,269	1,323

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.567%, 03/06/2045	$12,815	$12,180
Kinder Morgan
5.550%, 06/01/2045	845	890
5.300%, 12/01/2034	500	515
Marathon Petroleum
5.000%, 09/15/2054	1,030	1,003
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,710	5,681
MPLX
5.200%, 03/01/2047	1,640	1,689
4.700%, 04/15/2048	2,800	2,713
4.500%, 04/15/2038	2,660	2,581
Noble Energy
6.000%, 03/01/2041	360	414
5.250%, 11/15/2043	400	423
Occidental Petroleum
4.400%, 04/15/2046	3,280	3,343
4.200%, 03/15/2048	7,390	7,336
4.100%, 02/15/2047	2,415	2,354
Petroleos Mexicanos
6.350%, 02/12/2048 (A)	1,585	1,545
5.625%, 01/23/2046	776	695
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (A)	1,035	1,052
Schlumberger Holdings
4.000%, 12/21/2025 (A)	3,000	3,045
Shell International Finance
6.375%, 12/15/2038	6,206	8,197
5.500%, 03/25/2040	2,500	3,007
4.550%, 08/12/2043	6,145	6,618
4.375%, 05/11/2045	6,300	6,687
4.125%, 05/11/2035	4,871	5,024
4.000%, 05/10/2046	7,210	7,124
3.750%, 09/12/2046	9,994	9,508
3.625%, 08/21/2042	305	285
Southern Natural Gas
7.350%, 02/15/2031	1,615	1,985
Spectra Energy Partners
5.950%, 09/25/2043	160	186
Statoil
6.500%, 12/01/2028 (A)	2,490	3,117
5.100%, 08/17/2040	1,415	1,632
4.800%, 11/08/2043	1,534	1,727
3.950%, 05/15/2043	1,430	1,416
Suncor Energy
5.950%, 12/01/2034	740	896
4.000%, 11/15/2047	1,500	1,440
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,265	1,235
TC PipeLines
4.375%, 03/13/2025	1,300	1,316

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline
8.375%, 06/15/2032	$2,200	$2,815
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,415
6.100%, 06/01/2040	1,660	2,054
5.000%, 10/16/2043	1,275	1,409
4.625%, 03/01/2034	10,968	11,606
Williams Partners
6.300%, 04/15/2040	50	59
5.800%, 11/15/2043	220	247
5.400%, 03/04/2044	1,000	1,071

		217,711

Financials — 18.3%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	2,810
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,570	7,182
Allstate
4.200%, 12/15/2046	3,415	3,466
BAC Capital Trust XI
6.625%, 05/23/2036	170	211
Banco Santander
3.800%, 02/23/2028	2,305	2,215
Bank of America
7.750%, 05/14/2038	1,275	1,819
6.500%, 07/15/2018	265	269
6.110%, 01/29/2037	3,965	4,771
6.000%, 10/15/2036	2,655	3,271
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	10,660	10,215
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (A)	2,988	2,862
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	820	803
Bank of America MTN
5.875%, 02/07/2042	13,748	17,174
5.000%, 01/21/2044	2,635	2,960
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	3,590	3,590
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	3,335	3,308
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	450	443
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	12,655	12,325
3.248%, 10/21/2027	2,850	2,709
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	51
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	1,300	1,276
3.400%, 01/29/2028	1,220	1,193

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank One Capital III
8.750%, 09/01/2030	$655	$923
Barclays
4.337%, 01/10/2028	2,235	2,221
Berkshire Hathaway
4.500%, 02/11/2043	4,660	5,009
3.400%, 01/31/2022	56	57
Berkshire Hathaway Finance
5.750%, 01/15/2040	3,080	3,846
4.400%, 05/15/2042	4,515	4,804
4.300%, 05/15/2043	2,885	3,030
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	1,313	1,638
5.000%, 06/15/2044 (A)	2,238	2,423
4.450%, 07/15/2045 (A)	700	713
Brighthouse Financial
4.700%, 06/22/2047 (A)	2,595	2,420
Capital One Financial
3.800%, 01/31/2028	2,595	2,514
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	4,818	5,154
CDP Financial
5.600%, 11/25/2039 (A)	2,513	3,192
Chubb
6.500%, 05/15/2038	1,110	1,479
Chubb INA Holdings
6.700%, 05/15/2036	4,870	6,488
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,129
6.125%, 11/01/2034	3,553	4,327
Citigroup
8.125%, 07/15/2039	3,678	5,575
6.125%, 08/25/2036	690	820
4.650%, 07/30/2045	1,539	1,633
4.450%, 09/29/2027	4,820	4,919
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	2,601	2,618
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	7,560	7,303
Citigroup Capital III
7.625%, 12/01/2036	895	1,162
CME Group
5.300%, 09/15/2043	2,020	2,468
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	2,434
Cooperatieve Rabobank UA
4.625%, 12/01/2023	1,670	1,743
4.375%, 08/04/2025	1,285	1,305
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	115	136

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360
5 Year Curr+1.644%, 01/10/2033 (A)	$2,000	$1,922
Credit Suisse Group
4.282%, 01/09/2028 (A)	2,825	2,838
3.869%, VAR ICE LIBOR USD 3
Month+1.410%, 01/12/2029 (A)	3,250	3,157
DaimlerChrysler
8.500%, 01/18/2031	150	219
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,002
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3
Month+3.744%, 11/01/2053 (A)	3,970	4,372
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3
Month+3.454%, 10/15/2054 (A)	1,000	1,030
Fifth Third Bancorp
8.250%, 03/01/2038	310	450
First Union Capital II
7.950%, 11/15/2029	695	903
FMR
5.150%, 02/01/2043 (A)	260	294
4.950%, 02/01/2033 (A)	250	274
Goldman Sachs Group
6.750%, 10/01/2037	5,225	6,602
6.250%, 02/01/2041	7,666	9,710
6.125%, 02/15/2033	18,145	21,867
4.750%, 10/21/2045	4,985	5,288
4.017%, VAR ICE LIBOR USD 3
Month+1.373%, 10/31/2038	5,680	5,489
3.850%, 01/26/2027	3,240	3,195
3.814%, VAR ICE LIBOR USD 3
Month+1.158%, 04/23/2029	6,465	6,312
3.750%, 05/22/2025	2,250	2,241
3.625%, 01/22/2023	215	217
Goldman Sachs Group MTN
5.375%, 03/15/2020	175	184
4.800%, 07/08/2044	7,115	7,619
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,755	2,888
HSBC Bank USA
7.650%, 05/01/2025	2,115	2,505
7.000%, 01/15/2039	3,870	5,394
5.875%, 11/01/2034	9,625	11,691
HSBC Holdings
6.800%, 06/01/2038	6,819	8,755
6.500%, 09/15/2037	6,970	8,691
5.250%, 03/14/2044	18,130	19,874
4.041%, VAR ICE LIBOR USD 3
Month+1.546%, 03/13/2028	4,495	4,511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo
4.375%, 01/12/2048 (A)	$790	$737
3.875%, 07/14/2027 (A)	2,865	2,734
3.875%, 01/12/2028 (A)	800	759
JPMorgan Chase
6.400%, 05/15/2038	11,845	15,492
5.600%, 07/15/2041	5,180	6,239
5.500%, 10/15/2040	9,425	11,247
5.400%, 01/06/2042	8,400	9,934
4.260%, VAR ICE LIBOR USD 3
Month+1.580%, 02/22/2048	95	95
4.250%, 10/15/2020	300	310
4.032%, VAR ICE LIBOR USD 3
Month+1.460%, 07/24/2048	4,840	4,685
3.964%, VAR ICE LIBOR USD 3
Month+1.380%, 11/15/2048	7,100	6,780
3.900%, 07/15/2025	500	508
3.897%, VAR ICE LIBOR USD 3
Month+1.220%, 01/23/2049	9,455	8,898
3.882%, VAR ICE LIBOR USD 3
Month+1.360%, 07/24/2038	3,495	3,374
3.782%, VAR ICE LIBOR USD 3
Month+1.337%, 02/01/2028	5,985	5,960
3.625%, 12/01/2027	1,375	1,327
3.540%, VAR ICE LIBOR USD 3
Month+1.380%, 05/01/2028	1,950	1,902
3.509%, VAR ICE LIBOR USD 3
Month+0.945%, 01/23/2029	300	291
3.200%, 01/25/2023	200	199
KKR Group Finance II
5.500%, 02/01/2043 (A)	3,248	3,567
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	5,022	5,230
Lincoln National
6.150%, 04/07/2036	3	4
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3
Month+1.205%, 11/07/2028	1,495	1,422
Macquarie Group
6.250%, 01/14/2021 (A)	40	43
6.000%, 01/14/2020 (A)	100	105
Marsh & McLennan
4.200%, 03/01/2048	1,585	1,581
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	605	947
4.900%, 04/01/2077 (A)	530	547
MetLife
10.750%, 08/01/2039	185	296
6.500%, 12/15/2032	170	215
5.875%, 02/06/2041	2,315	2,827
5.700%, 06/15/2035	11,989	14,344
4.875%, 11/13/2043	4,465	4,861

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.721%, 12/15/2044	$4,190	$4,521
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	282
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	275	343
Mizuho Financial Group
4.018%, 03/05/2028	1,705	1,705
Morgan Stanley
7.250%, 04/01/2032	155	205
4.375%, 01/22/2047	5,870	5,944
Morgan Stanley MTN
6.375%, 07/24/2042	7,880	10,219
6.250%, 08/09/2026	8,221	9,503
4.300%, 01/27/2045	10,550	10,548
4.000%, 07/23/2025	500	506
3.971%, VAR ICE LIBOR USD 3
Month+1.455%, 07/22/2038	6,120	5,966
3.875%, 04/29/2024	635	642
3.772%, VAR ICE LIBOR USD 3
Month+1.140%, 01/24/2029	7,710	7,545
3.700%, 10/23/2024	3,405	3,403
3.591%, VAR ICE LIBOR USD 3
Month+1.340%, 07/22/2028	1,650	1,593
3.141%, VAR ICE LIBOR USD 3
Month+1.400%, 10/24/2023	1,485	1,532
3.125%, 07/27/2026	3,540	3,362
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3
Month+2.640%, 07/15/2054 (A)	1,275	1,294
National Rural Utilities Cooperative Finance
4.023%, 11/01/2032	4,517	4,569
3.400%, 02/07/2028	3,240	3,187
Nationwide Financial Services
5.300%, 11/18/2044 (A)	585	645
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	2,027
4.950%, 04/22/2044 (A)	2,420	2,566
New York Life Global Funding
3.000%, 01/10/2028 (A)	1,535	1,465
New York Life Insurance
6.750%, 11/15/2039 (A)	4,015	5,466
5.875%, 05/15/2033 (A)	4,447	5,473
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,827	2,316
3.850%, 09/30/2047 (A)	7,400	6,999
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3
Month+2.796%, 10/24/2067 (A)	2,145	2,003
PNC Bank
3.800%, 07/25/2023	450	458
3.250%, 01/22/2028	3,485	3,368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
6.700%, 06/10/2019	$100	$105
Prudential Financial
3.935%, 12/07/2049 (A)	5,720	5,433
3.905%, 12/07/2047 (A)	3,335	3,162
Prudential Financial MTN
6.625%, 06/21/2040	285	378
5.700%, 12/14/2036	6,654	8,008
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,263
Raymond James Financial
4.950%, 07/15/2046	1,250	1,355
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3
Month+1.400%, 11/03/2028	430	412
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	6,581	6,549
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	1,371	1,836
4.900%, 09/15/2044 (A)	2,355	2,565
4.270%, 05/15/2047 (A)	3,893	3,873
Travelers
6.750%, 06/20/2036	3,148	4,248
5.350%, 11/01/2040	1,565	1,883
4.050%, 03/07/2048	1,500	1,490
4.000%, 05/30/2047	1,555	1,546
3.750%, 05/15/2046	2,340	2,237
Travelers MTN
6.250%, 06/15/2037	4,767	6,182
Trinity Acquisition
6.125%, 08/15/2043	50	59
US Bancorp MTN
4.125%, 05/24/2021	22	23
Validus Holdings
8.875%, 01/26/2040	1,650	2,534
Wachovia
7.500%, 04/15/2035	440	576
6.600%, 01/15/2038	5,445	7,192
5.850%, 02/01/2037	13,401	16,263
Wells Fargo
5.606%, 01/15/2044	5,248	6,049
3.900%, 05/01/2045	13,677	13,151
3.000%, 04/22/2026	1,410	1,334
Wells Fargo MTN
4.900%, 11/17/2045	4,020	4,245
4.750%, 12/07/2046	9,931	10,273
4.650%, 11/04/2044	4,600	4,683
4.600%, 04/01/2021	40	42
4.400%, 06/14/2046	5,860	5,765
4.300%, 07/22/2027	1,207	1,223

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.584%, VAR ICE LIBOR USD 3
Month+1.310%, 05/22/2028	$17,976	$17,560
Wells Fargo Bank
5.950%, 08/26/2036	5,915	7,252

		697,764

Health Care — 9.6%
Abbott Laboratories
4.900%, 11/30/2046	525	565
AbbVie
4.700%, 05/14/2045	280	289
Aetna
6.750%, 12/15/2037	906	1,180
4.750%, 03/15/2044	3,750	3,892
4.125%, 11/15/2042	2,020	1,921
3.875%, 08/15/2047	7,641	6,761
Allergan Funding SCS
4.850%, 06/15/2044	625	629
Allina Health System
4.805%, 11/15/2045	1,616	1,772
Amgen
4.563%, 06/15/2048	925	926
4.400%, 05/01/2045	1,000	992
Anthem
4.650%, 08/15/2044	900	920
4.625%, 05/15/2042	300	305
4.550%, 03/01/2048	1,380	1,377
4.375%, 12/01/2047	7,620	7,449
Ascension Health
4.847%, 11/15/2053	520	574
3.945%, 11/15/2046	3,885	3,885
AstraZeneca
6.450%, 09/15/2037	6,915	8,839
4.375%, 11/16/2045	3,850	3,890
4.000%, 09/18/2042	1,885	1,807
Barnabas Health
4.000%, 07/01/2028	2,240	2,236
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	3,506
2.650%, 11/15/2026	1,235	1,144
Cardinal Health
4.368%, 06/15/2047	2,595	2,430
Celgene
5.250%, 08/15/2043	670	715
4.625%, 05/15/2044	780	764
Cigna
3.875%, 10/15/2047	500	444
3.050%, 10/15/2027	2,130	1,967
City of Hope
5.623%, 11/15/2043	850	1,022
Cleveland Clinic Foundation
4.858%, 01/01/2114	2,439	2,570

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Covidien International Finance
6.550%, 10/15/2037	$2,150	$2,828
Eli Lilly
3.950%, 05/15/2047	9,187	9,282
3.100%, 05/15/2027	2,445	2,385
Gilead Sciences
4.800%, 04/01/2044	7,284	7,726
4.750%, 03/01/2046	7,415	7,764
4.600%, 09/01/2035	2,810	2,973
4.500%, 02/01/2045	10,830	10,910
4.150%, 03/01/2047	7,175	6,881
4.000%, 09/01/2036	950	934
2.950%, 03/01/2027	1,900	1,788
GlaxoSmithKline Capital
6.375%, 05/15/2038	11,404	15,135
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,481
Highmark
6.125%, 05/15/2041 (A)	550	598
4.750%, 05/15/2021 (A)	665	692
Humana
8.150%, 06/15/2038	1,510	2,141
4.800%, 03/15/2047	810	845
4.625%, 12/01/2042	55	55
Johns Hopkins Health System
3.837%, 05/15/2046	640	624
Johnson & Johnson
4.850%, 05/15/2041	5,652	6,579
4.500%, 12/05/2043	1,000	1,106
4.375%, 12/05/2033	8,300	9,015
3.625%, 03/03/2037	8,950	8,905
3.500%, 01/15/2048	2,590	2,443
3.400%, 01/15/2038	7,435	7,120
2.900%, 01/15/2028	2,575	2,471
Medtronic
6.500%, 03/15/2039	885	1,172
4.625%, 03/15/2044	6,416	7,004
4.625%, 03/15/2045	21,377	23,186
4.375%, 03/15/2035	13,306	14,084
Merck
4.150%, 05/18/2043	3,050	3,167
3.700%, 02/10/2045	11,535	11,196
3.600%, 09/15/2042	850	815
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,703
4.063%, 08/01/2056	2,200	2,153
Novartis Capital
4.400%, 05/06/2044	3,935	4,263
NYU Hospitals Center
5.750%, 07/01/2043	2,040	2,519
4.428%, 07/01/2042	2,150	2,235
4.368%, 07/01/2047	1,950	2,003

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pfizer
4.400%, 05/15/2044	$5,495	$5,868
4.300%, 06/15/2043	2,640	2,777
4.125%, 12/15/2046	7,610	7,831
4.000%, 12/15/2036	13,466	13,871
Pharmacia
6.600%, 12/01/2028	1,145	1,449
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,521
Roche Holdings
4.000%, 11/28/2044 (A)	230	233
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,757
Stryker
4.625%, 03/15/2046	615	649
4.375%, 05/15/2044	1,220	1,233
4.100%, 04/01/2043	785	765
Sutter Health
2.286%, 08/15/2053	2,000	1,970
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	500	369
Toledo Hospital
4.982%, 11/15/2045	2,145	2,389
Trinity Health
4.125%, 12/01/2045	2,524	2,521
UnitedHealth Group
6.875%, 02/15/2038	3,981	5,488
6.625%, 11/15/2037	4,315	5,796
6.500%, 06/15/2037	4,075	5,412
5.950%, 02/15/2041	95	120
5.800%, 03/15/2036	325	401
5.700%, 10/15/2040	1,005	1,242
4.750%, 07/15/2045	12,510	13,814
4.625%, 07/15/2035	1,180	1,296
4.375%, 03/15/2042	30	31
4.250%, 04/15/2047	5,300	5,469
3.950%, 10/15/2042	1,150	1,128
3.750%, 10/15/2047	940	885
2.950%, 10/15/2027	2,370	2,248
Wyeth LLC
6.500%, 02/01/2034	3,390	4,420
5.950%, 04/01/2037	15,098	19,201

		366,106

Industrials — 8.4%
3M MTN
3.625%, 10/15/2047	1,200	1,146
3.125%, 09/19/2046	2,275	1,990
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	437	444

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	$5,016	$5,027
Airbus
3.950%, 04/10/2047 (A)	2,500	2,491
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	1,825	1,820
American Airlines, Pass-Through Trust,
Ser 2016-2, Cl AA
3.200%, 06/15/2028	4,509	4,344
American Airlines, Pass-Through Trust,
Ser 2017-2, Cl AA
3.350%, 10/15/2029	4,355	4,245
Boeing
3.375%, 06/15/2046	2,400	2,188
3.300%, 03/01/2035	5,670	5,292
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	530	612
4.950%, 09/15/2041	140	157
4.900%, 04/01/2044	7,800	8,767
4.550%, 09/01/2044	5,425	5,811
4.450%, 03/15/2043	1,250	1,327
4.400%, 03/15/2042	4,025	4,204
4.150%, 04/01/2045	4,960	5,015
4.125%, 06/15/2047	4,815	4,908
4.050%, 06/15/2048	5,620	5,619
Canadian National Railway
6.250%, 08/01/2034	2,393	3,079
6.200%, 06/01/2036	5,665	7,310
4.500%, 11/07/2043	3,800	4,079
3.650%, 02/03/2048	2,000	1,915
3.200%, 08/02/2046	4,045	3,604
Caterpillar
5.200%, 05/27/2041	395	473
4.750%, 05/15/2064	5,110	5,679
3.803%, 08/15/2042	5,890	5,861
Crane
4.200%, 03/15/2048	775	760
CSX
4.500%, 08/01/2054	900	881
3.800%, 03/01/2028	1,960	1,949
Deere
3.900%, 06/09/2042	7,240	7,387
Eaton
4.000%, 11/02/2032	3,356	3,334
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	62,019	60,747
General Electric
4.500%, 03/11/2044	11,790	11,679
2.700%, 10/09/2022	1,010	977

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric MTN
6.150%, 08/07/2037	$81	$98
5.875%, 01/14/2038	25,370	29,702
Honeywell International
3.812%, 11/21/2047	1,085	1,060
Johnson Controls International
6.000%, 01/15/2036	340	410
5.700%, 03/01/2041	55	63
4.950%, 07/02/2064 (C)	695	723
Lockheed Martin
4.700%, 05/15/2046	1,000	1,082
Norfolk Southern
4.050%, 08/15/2052 (A)	458	440
Northrop Grumman
4.030%, 10/15/2047	1,715	1,647
Parker-Hannifin
4.100%, 03/01/2047 (A)	4,579	4,639
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	1,867
Raytheon
4.700%, 12/15/2041	560	628
4.200%, 12/15/2044	3,500	3,662
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	5,850	6,242
4.200%, 03/16/2047 (A)	1,220	1,271
3.300%, 09/15/2046 (A)	5,755	5,107
Snap-on
4.100%, 03/01/2048	2,845	2,849
Stanley Black & Decker
5.200%, 09/01/2040	280	314
Union Pacific
4.750%, 09/15/2041	2,829	3,148
4.375%, 11/15/2065	4,355	4,433
4.050%, 03/01/2046	1,495	1,507
4.000%, 04/15/2047	2,760	2,773
3.875%, 02/01/2055	5,015	4,727
3.799%, 10/01/2051	5,660	5,398
United Airlines, Pass-Through Trust,
Ser 2014-2, Cl A
3.750%, 09/03/2026	2,412	2,421
United Parcel Service
8.375%, 04/01/2030 (C)	710	973
6.200%, 01/15/2038	3,152	4,095
3.750%, 11/15/2047	3,275	3,133
3.625%, 10/01/2042	1,595	1,533
3.400%, 11/15/2046	3,925	3,519
United Technologies
6.125%, 07/15/2038	4,124	5,101
4.500%, 06/01/2042	13,530	13,938
4.150%, 05/15/2045	1,750	1,707
4.050%, 05/04/2047	2,350	2,260
3.750%, 11/01/2046	4,279	3,934

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	$1,817	$1,977
WW Grainger
4.600%, 06/15/2045	1,433	1,530
4.200%, 05/15/2047	4,929	4,978

		320,010

Information Technology — 10.1%
Alibaba Group Holding
4.200%, 12/06/2047	5,065	4,845
Apple
4.650%, 02/23/2046	11,915	12,996
4.450%, 05/06/2044	780	826
4.375%, 05/13/2045	18,015	18,878
4.250%, 02/09/2047	265	273
3.850%, 05/04/2043	2,855	2,782
3.850%, 08/04/2046	20,027	19,389
3.750%, 09/12/2047	8,155	7,769
3.750%, 11/13/2047	2,000	1,906
3.450%, 02/09/2045	10,410	9,512
3.200%, 05/11/2027	3,000	2,923
2.900%, 09/12/2027	2,080	1,968
Applied Materials
5.850%, 06/15/2041	90	112
4.350%, 04/01/2047	3,448	3,597
Cisco Systems
5.900%, 02/15/2039	7,835	10,196
5.500%, 01/15/2040	8,370	10,432
Dell International LLC
8.350%, 07/15/2046 (A)	4,185	5,302
8.100%, 07/15/2036 (A)	3,050	3,731
Hewlett Packard Enterprise
6.200%, 10/15/2035	2,170	2,316
Intel
4.100%, 05/19/2046	2,234	2,282
4.100%, 05/11/2047	7,985	8,169
4.000%, 12/15/2032	555	579
3.734%, 12/08/2047 (A)	15,843	15,209
Mastercard
3.500%, 02/26/2028	2,585	2,590
Microsoft
5.300%, 02/08/2041	475	578
4.875%, 12/15/2043	1,200	1,372
4.750%, 11/03/2055	3,545	4,061
4.450%, 11/03/2045	1,315	1,439
4.250%, 02/06/2047	10,900	11,628
4.100%, 02/06/2037	16,249	17,067
4.000%, 02/12/2055	13,438	13,474
3.750%, 02/12/2045	24,475	24,088
3.700%, 08/08/2046	35,143	34,121
3.500%, 02/12/2035	2,395	2,352

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 11/15/2042	$670	$639
3.450%, 08/08/2036	10,350	10,034
2.400%, 08/08/2026	1,255	1,166
Oracle
6.500%, 04/15/2038	7,067	9,575
4.375%, 05/15/2055	3,515	3,662
4.300%, 07/08/2034	16,130	17,017
4.125%, 05/15/2045	12,120	12,198
4.000%, 07/15/2046	20,799	20,521
4.000%, 11/15/2047	8,710	8,604
3.800%, 11/15/2037	8,955	8,856
3.250%, 11/15/2027	1,720	1,672
2.650%, 07/15/2026	5,050	4,719
QUALCOMM
4.650%, 05/20/2035	4,185	4,272
4.300%, 05/20/2047	10,993	10,261
Visa
4.300%, 12/14/2045	5,220	5,541
4.150%, 12/14/2035	4,040	4,258
3.650%, 09/15/2047	1,530	1,467
3.150%, 12/14/2025	1,005	983

		384,207

Materials — 1.1%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	1,687
BHP Billiton Finance USA
6.420%, 03/01/2026	1,400	1,656
5.000%, 09/30/2043	6,920	7,970
Braskem America Finance
7.125%, 07/22/2041 (A)	1,060	1,255
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	1,245	1,212
Georgia-Pacific LLC
8.875%, 05/15/2031	2,095	3,133
7.250%, 06/01/2028	330	420
International Paper
8.700%, 06/15/2038	1,000	1,471
Monsanto
4.700%, 07/15/2064	720	716
4.400%, 07/15/2044	225	222
Nacional del Cobre de Chile
4.500%, 08/01/2047 (A)	2,215	2,210
3.625%, 08/01/2027 (A)	2,480	2,396
Newmont Mining
5.875%, 04/01/2035	100	116
Nucor
6.400%, 12/01/2037	40	51
Rio Tinto Alcan
7.250%, 03/15/2031	4,290	5,497
Rio Tinto Finance USA
5.200%, 11/02/2040	4,067	4,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 03/22/2042	$120	$133
4.125%, 08/21/2042	5,360	5,489
Union Carbide
7.750%, 10/01/2096	25	32
Vale Overseas
6.875%, 11/10/2039	3,050	3,698

		44,116

Real Estate — 1.1%
American Tower Trust I
3.070%, 03/15/2023 (A)	3,034	3,004
AvalonBay Communities MTN
4.150%, 07/01/2047	5,050	5,021
Crown Castle International
4.750%, 05/15/2047	255	256
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	4,075	4,104
ERP Operating
4.625%, 12/15/2021	33	35
4.500%, 07/01/2044	4,000	4,190
4.500%, 06/01/2045	1,450	1,512
4.000%, 08/01/2047	2,000	1,929
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	2,018
Realty Income
4.650%, 03/15/2047	2,655	2,756
Simon Property Group
6.750%, 02/01/2040	4,465	5,960
4.750%, 03/15/2042	4,080	4,353
4.375%, 03/01/2021	40	41
4.250%, 11/30/2046	2,000	1,997
3.300%, 01/15/2026	560	545
Ventas Realty
5.700%, 09/30/2043	2,530	2,936
Welltower
5.125%, 03/15/2043	1,085	1,163

		41,820

Telecommunication Services — 1.8%
America Movil
6.375%, 03/01/2035	50	60
6.125%, 11/15/2037	50	60
6.125%, 03/30/2040	6,640	8,045
AT&T
8.250%, 11/15/2031	1,391	1,874
6.350%, 03/15/2040	3,070	3,547
5.600%, 05/15/2018	40	40
5.250%, 03/01/2037	500	516
5.150%, 02/14/2050	3,110	3,105
4.900%, 08/14/2037	1,635	1,638
4.800%, 06/15/2044	2,096	2,007
4.500%, 05/15/2035	6,075	5,872

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 06/15/2045	$5,689	$5,094
3.000%, 02/15/2022	20	20
Centel Capital
9.000%, 10/15/2019	25	27
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,355
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	4,354	3,765
Tencent Holdings MTN
3.925%, 01/19/2038 (A)	4,255	4,025
3.595%, 01/19/2028 (A)	2,480	2,408
Verizon Communications
5.250%, 03/16/2037	1,605	1,701
5.012%, 04/15/2049	3,486	3,537
5.012%, 08/21/2054	7,502	7,377
4.672%, 03/15/2055	370	346
4.500%, 08/10/2033	3,940	3,956
4.272%, 01/15/2036	4,860	4,662
Vodafone Group
7.875%, 02/15/2030	1,280	1,679

		68,716

Utilities — 15.1%
AEP Transmission LLC
4.000%, 12/01/2046	5,703	5,718
Alabama Power
5.200%, 06/01/2041	155	176
5.125%, 02/15/2019	195	200
4.150%, 08/15/2044	135	139
3.850%, 12/01/2042	2,690	2,643
3.700%, 12/01/2047	1,593	1,513
Ameren Illinois
3.700%, 12/01/2047	6,470	6,232
American Water Capital
3.750%, 09/01/2047	1,750	1,689
Appalachian Power
6.700%, 08/15/2037	50	65
5.800%, 10/01/2035	125	148
4.600%, 03/30/2021	70	73
Arizona Public Service
8.750%, 03/01/2019	455	482
5.050%, 09/01/2041	50	56
4.500%, 04/01/2042	12	13
4.350%, 11/15/2045	1,735	1,829
Atmos Energy
4.125%, 10/15/2044	4,005	4,082
Baltimore Gas & Electric
6.350%, 10/01/2036	125	162
5.200%, 06/15/2033	1,620	1,764
3.500%, 08/15/2046	5,135	4,726
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,242	2,854

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.150%, 11/15/2043	$470	$543
3.800%, 07/15/2048 (A)	11,470	10,911
3.250%, 04/15/2028 (A)	1,535	1,485
Black Hills
4.200%, 09/15/2046	1,100	1,075
Boston Gas
4.487%, 02/15/2042 (A)	3,472	3,669
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,330
4.500%, 01/15/2021	40	41
Cleco Power
6.000%, 12/01/2040	650	768
Commonwealth Edison
4.700%, 01/15/2044	6,023	6,799
4.600%, 08/15/2043	2,070	2,270
4.000%, 03/01/2048	5,510	5,527
3.750%, 08/15/2047	5,055	4,853
3.700%, 03/01/2045	11,570	11,033
Connecticut Light & Power
4.150%, 06/01/2045	4,250	4,388
3.200%, 03/15/2027	1,300	1,273
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,627
6.200%, 06/15/2036	65	83
5.850%, 04/01/2018	180	181
5.700%, 06/15/2040	40	50
5.500%, 12/01/2039	75	90
4.625%, 12/01/2054	1,075	1,157
4.450%, 03/15/2044	650	694
4.000%, 11/15/2057	4,240	4,124
3.950%, 03/01/2043	5,840	5,765
3.875%, 06/15/2047	7,008	6,859
3.850%, 06/15/2046	4,817	4,696
Dominion Energy
5.250%, 08/01/2033	20	22
DTE Electric
3.950%, 06/15/2042	80	79
3.900%, 06/01/2021	30	30
3.700%, 03/15/2045	7,900	7,638
Duke Energy
3.550%, 09/15/2021	17	17
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	139
6.100%, 06/01/2037	2,010	2,507
6.050%, 04/15/2038	2,035	2,598
6.000%, 01/15/2038	4,366	5,596
5.300%, 02/15/2040	9,605	11,502
4.250%, 12/15/2041	2,000	2,094
4.000%, 09/30/2042	15,250	15,481
3.900%, 06/15/2021	50	51
3.875%, 03/15/2046	5,590	5,495
3.750%, 06/01/2045	500	484

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 12/01/2047	$3,360	$3,216
Duke Energy Florida LLC
6.400%, 06/15/2038	3,255	4,316
3.400%, 10/01/2046	1,315	1,183
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,183
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	5,716
6.350%, 08/15/2038	3,185	4,185
4.900%, 07/15/2043	965	1,092
3.750%, 05/15/2046	1,750	1,666
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,058
4.200%, 08/15/2045	4,810	4,945
4.150%, 12/01/2044	1,250	1,280
4.100%, 05/15/2042	530	541
3.700%, 10/15/2046	650	621
3.600%, 09/15/2047	850	797
Electricite de France
6.000%, 01/22/2114 (A)	7,708	8,217
4.950%, 10/13/2045 (A)	2,135	2,309
4.750%, 10/13/2035 (A)	1,625	1,718
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,097
Enel Finance International
4.750%, 05/25/2047 (A)	1,190	1,213
Entergy Louisiana LLC
4.440%, 01/15/2026	1,510	1,587
3.250%, 04/01/2028	3,475	3,359
Entergy Mississippi
2.850%, 06/01/2028	4,370	4,086
Exelon
4.950%, 06/15/2035	1,805	1,975
FirstEnergy
4.850%, 07/15/2047	40	42
Florida Power & Light
5.960%, 04/01/2039	2,570	3,319
5.690%, 03/01/2040	5,728	7,258
5.650%, 02/01/2037	1,000	1,227
4.050%, 06/01/2042	3,460	3,579
4.050%, 10/01/2044	2,715	2,772
3.950%, 03/01/2048	4,095	4,088
3.800%, 12/15/2042	4,720	4,658
Georgia Power
5.650%, 03/01/2037	105	122
5.400%, 06/01/2040	7,816	9,090
4.300%, 03/15/2042	6,850	6,985
4.300%, 03/15/2043	2,945	2,966
Gulf Power
4.550%, 10/01/2044	700	717
Indiana Michigan Power
4.550%, 03/15/2046	780	839

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	$4,150	$4,481
4.650%, 06/01/2043 (A)	4,250	4,430
International Transmission
4.625%, 08/15/2043	2,905	3,075
Jersey Central Power & Light
6.150%, 06/01/2037	775	953
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	6,644	7,118
Kansas City Power & Light
4.200%, 03/15/2048	1,000	1,006
Kentucky Utilities
5.125%, 11/01/2040	2,565	2,998
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,151	5,158
Louisville Gas & Electric
4.650%, 11/15/2043	3,390	3,663
MidAmerican Energy
4.800%, 09/15/2043	5,260	5,955
4.400%, 10/15/2044	7,655	8,237
4.250%, 05/01/2046	2,775	2,905
3.950%, 08/01/2047	1,330	1,334
3.650%, 08/01/2048	4,365	4,128
MidAmerican Energy MTN
5.800%, 10/15/2036	635	784
5.750%, 11/01/2035	640	781
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	993
Nevada Power
6.650%, 04/01/2036	100	133
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	5,478
4.119%, 11/28/2042 (A)	2,000	2,027
NiSource
5.950%, 06/15/2041	220	268
NiSource Finance
5.800%, 02/01/2042	900	1,058
4.375%, 05/15/2047	2,635	2,670
Northern States Power
6.250%, 06/01/2036	1,176	1,533
6.200%, 07/01/2037	6,718	8,798
3.600%, 05/15/2046	500	472
3.400%, 08/15/2042	464	431
Oglethorpe Power
5.375%, 11/01/2040	2,735	3,060
5.250%, 09/01/2050	755	815
4.250%, 04/01/2046	1,745	1,645
4.200%, 12/01/2042	3,740	3,572
Ohio Edison
8.250%, 10/15/2038	655	967
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,474

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Oncor Electric Delivery LLC
7.000%, 09/01/2022	$85	$98
6.800%, 09/01/2018	35	36
5.300%, 06/01/2042	1,555	1,854
5.250%, 09/30/2040	4,606	5,439
4.550%, 12/01/2041	4,960	5,384
One Gas
4.658%, 02/01/2044	1,420	1,553
Pacific Gas & Electric
6.250%, 03/01/2039	4,640	5,613
6.050%, 03/01/2034	7,504	8,791
4.600%, 06/15/2043	8,520	8,631
4.450%, 04/15/2042	4,495	4,415
4.000%, 12/01/2046	2,391	2,202
3.250%, 09/15/2021	18	18
PacifiCorp
6.250%, 10/15/2037	4,315	5,600
6.000%, 01/15/2039	5,065	6,510
4.100%, 02/01/2042	2,920	2,972
PECO Energy
4.800%, 10/15/2043	1,505	1,676
3.700%, 09/15/2047	960	931
Pennsylvania Electric
6.150%, 10/01/2038	100	120
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,446
3.640%, 11/01/2046	1,300	1,204
Potomac Electric Power
4.950%, 11/15/2043	950	1,081
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,058
3.950%, 06/01/2047	4,455	4,500
Progress Energy
4.400%, 01/15/2021	25	26
PSEG Power LLC
5.125%, 04/15/2020	50	52
Public Service Electric & Gas MTN
4.050%, 05/01/2045	1,800	1,821
4.000%, 06/01/2044	695	695
3.800%, 01/01/2043	2,000	1,961
3.800%, 03/01/2046	2,000	1,960
3.650%, 09/01/2042	1,905	1,835
3.600%, 12/01/2047	5,445	5,148
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,540
4.300%, 03/15/2044	1,780	1,871
3.950%, 03/15/2043	5,845	5,772
2.900%, 05/15/2025	5,070	4,867
Public Service of Oklahoma
4.400%, 02/01/2021	27	28
Puget Sound Energy
5.795%, 03/15/2040	130	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
San Diego Gas & Electric
6.000%, 06/01/2026	$340	$398
3.750%, 06/01/2047	5,125	5,049
Sempra Energy
9.800%, 02/15/2019	50	53
4.000%, 02/01/2048	2,300	2,146
3.800%, 02/01/2038	1,150	1,090
South Carolina Electric & Gas
5.100%, 06/01/2065	375	391
4.350%, 02/01/2042	4,845	4,800
Southern California Edison
6.000%, 01/15/2034	175	216
5.950%, 02/01/2038	280	353
5.350%, 07/15/2035	2,240	2,624
4.650%, 10/01/2043	8,734	9,585
4.050%, 03/15/2042	7,405	7,483
4.000%, 04/01/2047	5,669	5,658
Southern California Gas
3.750%, 09/15/2042	3,150	3,078
Southern Gas Capital
5.875%, 03/15/2041	600	710
4.400%, 06/01/2043	665	671
3.950%, 10/01/2046	400	374
3.500%, 09/15/2021	68	69
Southwest Gas
3.800%, 09/29/2046	1,025	972
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,527
3.850%, 02/01/2048	2,505	2,388
Southwestern Public Service
4.500%, 08/15/2041	10,725	11,511
3.700%, 08/15/2047	2,000	1,904
Tampa Electric
4.350%, 05/15/2044	1,225	1,247
Union Electric
8.450%, 03/15/2039	2,780	4,352
Virginia Electric & Power
6.350%, 11/30/2037	920	1,206
4.650%, 08/15/2043	5,230	5,684
4.450%, 02/15/2044	8,250	8,728
4.000%, 11/15/2046	1,720	1,709
Wisconsin Electric Power
4.250%, 06/01/2044	850	876
3.650%, 12/15/2042	3,930	3,709
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	324
3.050%, 10/15/2027	2,840	2,737
Wisconsin Public Service
4.752%, 11/01/2044	3,615	4,056

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xcel Energy
4.800%, 09/15/2041	$1,067	$1,150

		574,713

Total Corporate Obligations (Cost $3,279,244) ($ Thousands)		3,276,924

MUNICIPAL BONDS — 6.3%

Alabama — 0.0%
Alabama, Economic Settlement Authority,
Ser B, RB
4.263%, 09/15/2032	1,010	1,039

California — 2.9%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,845	3,939
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,450	2,428
California State, Build America Project, GO
7.600%, 11/01/2040	410	630
7.550%, 04/01/2039	10,640	16,020
7.500%, 04/01/2034	19,485	27,819
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	680	829
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,499
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	674
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,433
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,898
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,110
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	7,000	9,320
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,184
San Diego County, Water Authority, Build
America Project, RB
6.138%, 05/01/2049	1,750	2,327

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco, Public Utilities Commission
Water Revenue, Build America Project,
Ser DE, RB
6.000%, 11/01/2040	$1,000	$1,239
San Jose Redevelopment Agency Successor
Agency, Ser A-T, TA
Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,190
Santa Clara Valley, Transportation Authority,
Build America Project, RB
5.876%, 04/01/2032	2,000	2,378
State of California, Build America Project, GO
7.625%, 03/01/2040	1,870	2,809
7.300%, 10/01/2039	11,750	16,937
University of California, Build America
Project, RB
5.770%, 05/15/2043	5,100	6,433
University of California, Ser AD, RB
4.858%, 05/15/2112	3,000	3,124
University of California, Ser AP, RB
3.931%, 05/15/2045	950	960
University of California, Ser AQ, RB
4.767%, 05/15/2115	4,529	4,591
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,019

		111,790

District of Columbia — 0.0%
District of Columbia, Water & Sewer
Authority, RB
4.814%, 10/01/2114	530	576

Georgia — 0.2%
Municipal Electric Authority of Georgia, Build
America Project, RB
7.055%, 04/01/2057	2,235	2,641
6.637%, 04/01/2057	4,569	5,595

		8,236

Illinois — 0.1%
Metropolitan Water Reclamation District of
Greater Chicago, Build America Project,
GO
5.720%, 12/01/2038	3,205	3,988

Kansas — 0.1%
Kansas State, Development Finance
Authority, Ser H, RB
4.727%, 04/15/2037	2,310	2,457

Massachusetts — 0.2%
Commonwealth of Massachusetts, GO
5.456%, 12/01/2039	5,085	6,227

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	$330	$361

		6,588

Michigan — 0.0%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,025

Mississippi — 0.0%
State of Missouri, Health & Education, Ser A, RB
3.685%, 02/15/2047	675	652

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,314

New Jersey — 0.4%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	2,895	4,248
7.102%, 01/01/2041	6,485	9,221
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	2,000	2,000

		15,469

New York — 1.0%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,525
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	7,225	7,789
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	500	587
New York City, Build America Project, GO
5.985%, 12/01/2036	1,175	1,462
5.206%, 10/01/2031	750	860
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,001
5.882%, 06/15/2044	500	657
5.724%, 06/15/2042	3,720	4,807
5.440%, 06/15/2043	3,000	3,697
New York City, Ser B-3, GO Callable 10/01/2027 @ 100
3.050%, 10/01/2029	1,000	944

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	$900	$1,091
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,140	3,776
5.508%, 08/01/2037	1,890	2,301
5.267%, 05/01/2027	1,000	1,137
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,000	2,266
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,970	2,332
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	287
Port Authority of New York & New Jersey, Ser 20, RB
4.229%, 10/15/2057	500	519

		37,038

Ohio — 0.2%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	1,650	1,918
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	4,122
State of Ohio, RB
3.700%, 01/01/2043	970	943

		6,983

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	2,918

Texas — 0.9%
City of Houston, GO
3.961%, 03/01/2047	1,500	1,491
City Public Service Board of San Antonio, RB
5.808%, 02/01/2041	3,800	4,785
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,000	2,435
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,350	1,564
Houston, Utility System Revenue Authority, Ser B, RB
3.828%, 05/15/2028	1,250	1,288
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,212

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	$2,010	$1,856
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,665
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	5,480
Texas Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	5,025	5,806
University of Texas, Build America Project, Ser B, RB Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	63
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	5,556

		33,201

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	529

Washington — 0.2%
State of Washington, GO
5.140%, 08/01/2040	4,495	5,341
5.040%, 08/01/2031	1,260	1,424

		6,765

Total Municipal Bonds
(Cost $241,882) ($ Thousands)		240,568

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bills
1.359%, 04/19/2018 (B)	7,214	7,199
U.S. Treasury Bonds
4.500%, 05/15/2038	5,883	7,200
3.000%, 05/15/2047	35,595	34,691
3.000%, 02/15/2048	24,265	23,664
2.750%, 08/15/2047	71,179	65,935
2.750%, 11/15/2047	44,860	41,562
U.S. Treasury Notes
2.750%, 02/15/2028	19,395	19,197
2.250%, 11/15/2027	16,725	15,823

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.625%, 05/15/2026	$13,640	$12,411

Total U.S. Treasury Obligations
(Cost $233,080) ($ Thousands)		227,682

SOVEREIGN DEBT — 0.2%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)	1,100	1,041
Chile Government International Bond
3.860%, 06/21/2047	3,300	3,135
Israel Government International Bond
4.125%, 01/17/2048	1,765	1,701
Qatar Government International Bond
4.625%, 06/02/2046 (A)	720	711
Saudi Government International Bond MTN
4.625%, 10/04/2047 (A)	2,145	2,065
Total Sovereign Debt

(Cost $8,969) ($ Thousands)		8,653

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
321 Henderson Receivables LLC, Ser 2013- 3A, Cl A
4.080%, 01/17/2073 (A)	3	3
Total Asset-Backed Security

(Cost $3) ($ Thousands)		3

	Shares

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	40,343,402	40,343

Total Cash Equivalent
(Cost $40,343) ($ Thousands)		40,343

Total Investments in Securities— 99.4%
(Cost $3,803,521) ($ Thousands)		$3,794,173

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Long Duration Credit Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	(171)	Jun-2018	$(36,328)	$(36,332)	$(4)
U.S. 5-Year Treasury Note	219	Jun-2018	24,965	24,951	(14)
U.S. 10-Year Treasury Note	776	Jun-2018	93,253	93,156	(97)
U.S. Long Treasury Bond	(957)	Jun-2018	(135,605)	(137,270)	(1,665)
U.S. Ultra Long Treasury Bond	546	Jun-2018	84,720	85,108	388
Ultra 10-Year U.S. Treasury Note	(137)	Jun-2018	(17,478)	(17,544)	(66)

			$13,527	$12,069	$(1,458)

Percentages are based on Net Assets of $3,815,854 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2018.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

On February 28, 2018, the value of these securities amounted to $324,346 ($ Thousands), representing 8.50% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2018. The coupon on a step bond changes on a specified date.

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$3,276,924	$–	$3,276,924
Municipal Bonds	–	240,568	–	240,568
U.S. Treasury Obligations	–	227,682	–	227,682
Sovereign Debt	–	8,653	–	8,653
Asset-Backed Security	–	3	–	3
Cash Equivalent	40,343	–	–	40,343

Total Investments in Securities	$40,343	$3,753,830	$–	$3,794,173

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$388	$—	$—	$388
Unrealized Depreciation	(1,846)	—	—	(1,846)

Total Other Financial Instruments	$(1,458)	$—	$—	$(1,458)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 02/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$26,602	$1,064,855	$(1,051,114)	$40,343	$311

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 47.6%

Consumer Discretionary — 4.3%
Alimentation Couche-Tard
2.074%, VAR ICE LIBOR USD 3
Month+0.500%, 12/13/2019 (A)	$1,585	$1,587
AutoZone
1.625%, 04/21/2019	160	158
BMW US Capital LLC
1.999%, VAR ICE LIBOR USD 3
Month+0.410%, 09/13/2019 (A)	2,535	2,547
Daimler Finance North America
2.436%, VAR ICE LIBOR USD 3
Month+0.740%, 07/05/2019 (A)	1,810	1,822
2.354%, VAR ICE LIBOR USD 3
Month+0.450%, 02/22/2021 (A)	500	500
2.317%, VAR ICE LIBOR USD 3
Month+0.530%, 05/05/2020 (A)	625	627
1.650%, 05/18/2018 (A)	800	799
1.500%, 07/05/2019 (A)	670	659
Discovery Communications
2.336%, VAR ICE LIBOR USD 3
Month+0.710%, 09/20/2019	760	764
2.200%, 09/20/2019	220	218
Ford Motor Credit
2.956%, VAR ICE LIBOR USD 3
Month+1.270%, 03/28/2022	750	762
2.835%, 04/05/2021	1,400	1,400
2.704%, VAR ICE LIBOR USD 3
Month+1.000%, 01/09/2020	1,185	1,198
2.489%, VAR ICE LIBOR USD 3
Month+0.900%, 06/15/2018	1,940	1,943
2.379%, VAR ICE LIBOR USD 3
Month+0.830%, 03/12/2019	1,000	1,004
2.021%, 05/03/2019	1,300	1,288
General Motors Financial
3.282%, VAR ICE LIBOR USD 3
Month+1.560%, 01/15/2020	500	510
2.650%, VAR ICE LIBOR USD 3
Month+0.930%, 04/13/2020	700	708
Nissan Motor Acceptance MTN
2.612%, VAR ICE LIBOR USD 3
Month+0.890%, 01/13/2022 (A)	1,000	1,012
2.302%, VAR ICE LIBOR USD 3
Month+0.580%, 01/13/2020 (A)	1,585	1,594
2.076%, VAR ICE LIBOR USD 3
Month+0.390%, 09/28/2020 (A)	850	851

		21,951

Consumer Staples — 4.2%
Anheuser-Busch InBev Finance
3.033%, VAR ICE LIBOR USD 3
Month+1.260%, 02/01/2021	800	825

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
2.463%, VAR ICE LIBOR USD 3
Month+0.690%, 08/01/2018	$750	$751
BAT Capital
2.423%, VAR ICE LIBOR USD 3
Month+0.590%, 08/14/2020 (A)	2,500	2,514
Baxalta
2.438%, VAR ICE LIBOR USD 3
Month+0.780%, 06/22/2018	3,800	3,805
Constellation Brands
2.000%, 11/07/2019	900	889
CVS Health
1.900%, 07/20/2018	1,000	999
Kraft Heinz Foods
2.631%, VAR ICE LIBOR USD 3
Month+0.820%, 08/10/2022	625	629
Kroger
2.000%, 01/15/2019	290	289
Kroger MTN
1.500%, 09/30/2019	615	603
Molson Coors Brewing
1.450%, 07/15/2019	240	236
Mondelez International
2.293%, VAR ICE LIBOR USD 3
Month+0.520%, 02/01/2019	1,500	1,503
Mondelez International Holdings
Netherlands BV
2.370%, VAR ICE LIBOR USD 3
Month+0.610%, 10/28/2019 (A)	1,995	2,003
Orlando Health Obligated Group
2.278%, 10/01/2018	1,275	1,273
Philip Morris International
2.312%, VAR ICE LIBOR USD 3
Month+0.420%, 02/21/2020	2,805	2,818
Reckitt Benckiser Treasury Services
2.235%, VAR ICE LIBOR USD 3
Month+0.560%, 06/24/2022 (A)	825	823
Reynolds American
2.300%, 06/12/2018	1,070	1,070

		21,030

Energy — 1.9%
Anadarko Petroleum
8.700%, 03/15/2019	750	794
6.950%, 06/15/2019	470	494
Andeavor Logistics
5.500%, 10/15/2019	430	443
Energy Transfer
2.500%, 06/15/2018	800	800
Enterprise Products Operating
6.650%, 04/15/2018	600	603

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating LLC
1.650%, 05/07/2018	$1,835	$1,833
Phillips 66
2.606%, VAR ICE LIBOR USD 3
Month+0.600%, 02/26/2021	665	666
2.472%, VAR ICE LIBOR USD 3
Month+0.750%, 04/15/2020 (A)	955	955
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	600	590
Shell International Finance BV
1.899%, VAR ICE LIBOR USD 3
Month+0.350%, 09/12/2019	1,540	1,547
1.375%, 05/10/2019	750	739

		9,464

Financials — 27.9%
ABN AMRO Bank
2.374%, VAR ICE LIBOR USD 3
Month+0.640%, 01/18/2019 (A)	2,230	2,238
ABN AMRO Bank MTN
2.149%, VAR ICE LIBOR USD 3
Month+0.410%, 01/19/2021 (A)	950	951
AIG Global Funding
2.175%, VAR ICE LIBOR USD 3
Month+0.480%, 07/02/2020 (A)	1,200	1,202
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	1,500	1,480
American Express Credit MTN
2.117%, VAR ICE LIBOR USD 3
Month+0.330%, 05/03/2019	510	511
1.917%, VAR ICE LIBOR USD 3
Month+0.430%, 03/03/2020	1,510	1,515
1.875%, 11/05/2018	2,100	2,096
American Honda Finance MTN
2.729%, VAR ICE LIBOR USD 3
Month+0.825%, 02/22/2019	2,220	2,236
Bank of America
2.762%, VAR ICE LIBOR USD 3
Month+1.040%, 01/15/2019	1,000	1,007
2.125%, VAR ICE LIBOR USD 3
Month+0.380%, 01/23/2022	1,200	1,200
Bank of America MTN
5.650%, 05/01/2018	305	307
2.905%, VAR ICE LIBOR USD 3
Month+1.160%, 01/20/2023	700	717
2.565%, VAR ICE LIBOR USD 3
Month+0.870%, 04/01/2019	2,695	2,715
Bank of Montreal MTN
2.029%, VAR ICE LIBOR USD 3
Month+0.440%, 06/15/2020	2,365	2,375

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon MTN
2.016%, VAR ICE LIBOR USD 3
Month+0.480%, 09/11/2019	$2,000	$2,013
Bank of Nova Scotia
2.552%, VAR ICE LIBOR USD 3
Month+0.830%, 01/15/2019	1,470	1,479
2.155%, VAR ICE LIBOR USD 3
Month+0.640%, 03/07/2022	800	805
2.125%, 09/11/2019	1,120	1,113
Banque Federative du Credit Mutuel
2.235%, VAR ICE LIBOR USD 3
Month+0.490%, 07/20/2020 (A)	875	879
Barclays Bank
2.165%, VAR ICE LIBOR USD 3
Month+0.460%, 01/11/2021	1,865	1,869
BB&T MTN
2.449%, VAR ICE LIBOR USD 3
Month+0.860%, 06/15/2018	890	891
2.433%, VAR ICE LIBOR USD 3
Month+0.660%, 02/01/2019	800	803
2.159%, VAR ICE LIBOR USD 3
Month+0.570%, 06/15/2020	650	654
BPCE MTN
3.124%, VAR ICE LIBOR USD 3
Month+1.220%, 05/22/2022 (A)	675	686
Branch Banking & Trust
2.172%, VAR ICE LIBOR USD 3
Month+0.450%, 01/15/2020	1,350	1,356
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	1,705	1,671
2.093%, VAR ICE LIBOR USD 3
Month+0.315%, 02/02/2021	2,450	2,452
2.029%, VAR ICE LIBOR USD 3
Month+0.520%, 09/06/2019	1,515	1,523
Capital One
2.917%, VAR ICE LIBOR USD 3
Month+1.150%, 01/30/2023	1,000	1,013
Capital One Financial
2.571%, VAR ICE LIBOR USD 3
Month+0.760%, 05/12/2020	1,820	1,835
2.217%, VAR ICE LIBOR USD 3
Month+0.450%, 10/30/2020	725	724
Citibank
2.189%, VAR ICE LIBOR USD 3
Month+0.350%, 02/12/2021	3,935	3,933
2.049%, VAR ICE LIBOR USD 3
Month+0.500%, 06/12/2020	1,720	1,729
Citigroup
2.474%, VAR ICE LIBOR USD 3
Month+0.770%, 04/08/2019	1,000	1,004
2.450%, VAR ICE LIBOR USD 3
Month+0.690%, 04/27/2018	1,830	1,831

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.700%, 04/27/2018	$850	$850
Citizens Bank
2.754%, VAR ICE LIBOR USD 3
Month+0.810%, 05/26/2022	1,250	1,258
2.514%, VAR ICE LIBOR USD 3
Month+0.570%, 05/26/2020	1,000	1,004
Cooperatieve Rabobank UA
2.538%, VAR ICE LIBOR USD 3
Month+0.830%, 01/10/2022	1,350	1,369
2.250%, 01/14/2019	950	948
Credit Agricole MTN
2.506%, VAR ICE LIBOR USD 3
Month+0.970%, 06/10/2020 (A)	500	507
Danske Bank MTN
2.527%, VAR ICE LIBOR USD 3
Month+0.510%, 03/02/2020 (A)	1,250	1,256
Deutsche Bank NY
2.560%, VAR ICE LIBOR USD 3
Month+0.815%, 01/22/2021	750	748
DNB Bank
2.065%, VAR ICE LIBOR USD 3
Month+0.370%, 10/02/2020 (A)	875	876
DNB Boligkreditt
1.450%, 03/21/2018 (A)	4,075	4,065
Fifth Third Bank
2.265%, VAR ICE LIBOR USD 3
Month+0.590%, 09/27/2019	1,210	1,217
2.017%, VAR ICE LIBOR USD 3
Month+0.250%, 10/30/2020	1,250	1,248
Goldman Sachs Group
6.150%, 04/01/2018	179	180
2.967%, VAR ICE LIBOR USD 3
Month+1.200%, 04/30/2018	215	215
2.863%, VAR ICE LIBOR USD 3
Month+1.110%, 04/26/2022	900	912
2.364%, VAR ICE LIBOR USD 3
Month+0.800%, 12/13/2019	1,730	1,745
Goldman Sachs Group MTN
2.939%, VAR ICE LIBOR USD 3
Month+1.100%, 11/15/2018	1,375	1,383
HBOS MTN
6.750%, 05/21/2018 (A)	1,250	1,261
Huntington National Bank
2.200%, 11/06/2018	2,290	2,285
2.046%, VAR ICE LIBOR USD 3
Month+0.510%, 03/10/2020	375	377
Hyundai Capital America MTN
2.000%, 03/19/2018 (A)	560	560
2.000%, 07/01/2019 (A)	500	493
ING Bank
2.385%, VAR ICE LIBOR USD 3
Month+0.690%, 10/01/2019 (A)	1,300	1,308

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jackson National Life Global Funding
2.405%, VAR ICE LIBOR USD 3
Month+0.730%, 06/27/2022 (A)	$600	$608
JPMorgan Chase
2.965%, VAR ICE LIBOR USD 3
Month+1.205%, 10/29/2020	396	405
2.700%, VAR ICE LIBOR USD 3
Month+0.955%, 01/23/2020	700	709
2.498%, VAR ICE LIBOR USD 3
Month+0.840%, 03/22/2019	2,900	2,922
2.390%, VAR ICE LIBOR USD 3
Month+0.630%, 01/28/2019	1,000	1,004
KeyBank
2.714%, VAR ICE LIBOR USD 3
Month+0.810%, 11/22/2021	1,300	1,316
2.350%, 03/08/2019	750	748
Manufacturers & Traders Trust
2.483%, VAR ICE LIBOR USD 3
Month+0.610%, 05/18/2022	1,250	1,260
2.015%, VAR ICE LIBOR USD 3
Month+0.270%, 01/25/2021	1,550	1,550
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	1,595	1,572
Moody’s
1.837%, VAR ICE LIBOR USD 3
Month+0.350%, 09/04/2018	900	901
Morgan Stanley
2.925%, VAR ICE LIBOR USD 3
Month+1.180%, 01/20/2022	800	814
2.633%, VAR ICE LIBOR USD 3
Month+0.800%, 02/14/2020	2,165	2,175
2.591%, VAR ICE LIBOR USD 3
Month+0.850%, 01/24/2019	750	754
MUFG Union Bank
2.625%, 09/26/2018	900	901
National Bank of Canada MTN
2.109%, VAR ICE LIBOR USD 3
Month+0.560%, 06/12/2020	2,500	2,516
New York Life Global Funding
1.867%, VAR ICE LIBOR USD 3
Month+0.100%, 01/21/2020 (A)	1,050	1,049
PNC Bank
2.245%, VAR ICE LIBOR USD 3
Month+0.360%, 05/19/2020	1,525	1,531
1.995%, VAR ICE LIBOR USD 3
Month+0.250%, 01/22/2021	2,250	2,253
1.915%, VAR ICE LIBOR USD 3
Month+0.400%, 12/07/2018	1,600	1,603
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	500	494
Private Export Funding
1.875%, 07/15/2018	3,180	3,180

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Protective Life Global Funding
1.722%, 04/15/2019 (A)	$1,065	$1,055
Prudential Financial MTN
2.619%, VAR ICE LIBOR USD 3
Month+0.780%, 08/15/2018	1,649	1,654
Regions Bank
7.500%, 05/15/2018	950	960
Royal Bank of Canada MTN
1.625%, 04/15/2019	1,000	991
Santander UK MTN
2.794%, VAR ICE LIBOR USD 3
Month+0.850%, 08/24/2018	1,250	1,254
Societe Generale MTN
2.775%, VAR ICE LIBOR USD 3
Month+1.080%, 10/01/2018	2,500	2,514
Sumitomo Mitsui Banking
2.081%, VAR ICE LIBOR USD 3
Month+0.350%, 01/17/2020	1,200	1,201
Sumitomo Mitsui Banking MTN
2.674%, VAR ICE LIBOR USD 3
Month+0.940%, 01/18/2019	1,550	1,560
SunTrust Bank
2.590%, VAR ICE LIBOR USD 3
Month+0.298%, 01/29/2021	800	796
2.302%, VAR ICE LIBOR USD 3
Month+0.530%, 01/31/2020	3,115	3,135
Synchrony Financial
3.017%, VAR ICE LIBOR USD 3
Month+1.230%, 02/03/2020	1,750	1,774
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	2,175	2,167
Toronto-Dominion Bank MTN
2.585%, VAR ICE LIBOR USD 3
Month+0.840%, 01/22/2019	1,180	1,187
2.285%, VAR ICE LIBOR USD 3
Month+0.540%, 07/23/2018	1,500	1,503
UBS
2.103%, VAR ICE LIBOR USD 3
Month+0.580%, 06/08/2020 (A)	2,205	2,215
UBS MTN
4.750%, VAR USD Swap Semi 30/360 5
Year Curr+3.765%, 05/22/2023	1,250	1,253
2.473%, VAR ICE LIBOR USD 3
Month+0.640%, 08/14/2019	1,750	1,761
Volkswagen Group of America Finance
2.374%, VAR ICE LIBOR USD 3
Month+0.470%, 05/22/2018 (A)	750	750
Wells Fargo
2.851%, VAR ICE LIBOR USD 3
Month+1.110%, 01/24/2023	700	712

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
2.447%, VAR ICE LIBOR USD 3
Month+0.680%, 01/30/2020	$2,393	$2,411
Wells Fargo Bank
2.055%, VAR ICE LIBOR USD 3
Month+0.310%, 01/15/2021	1,400	1,399
Wells Fargo Bank MTN
2.159%, VAR ICE LIBOR USD 3
Month+0.650%, 12/06/2019	1,000	1,007
Westpac Banking
2.341%, VAR ICE LIBOR USD 3
Month+0.610%, 01/17/2019	800	803

		141,205

Health Care — 3.0%
Aetna
1.700%, 06/07/2018	3,150	3,145
Amgen
2.261%, VAR ICE LIBOR USD 3
Month+0.450%, 05/11/2020	1,250	1,253
2.131%, VAR ICE LIBOR USD 3
Month+0.320%, 05/10/2019	1,185	1,187
Anthem
2.500%, 11/21/2020	900	890
Becton Dickinson
2.881%, VAR ICE LIBOR USD 3
Month+0.875%, 12/29/2020	950	951
Cardinal Health
2.359%, VAR ICE LIBOR USD 3
Month+0.770%, 06/15/2022	1,200	1,202
Catholic Health Initiatives
2.600%, 08/01/2018	940	942
Gilead Sciences
1.876%, VAR ICE LIBOR USD 3
Month+0.250%, 09/20/2019	1,550	1,552
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	1,400	1,396
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	2,145	2,093
UnitedHealth Group
1.790%, VAR ICE LIBOR USD 3
Month+0.070%, 10/15/2020	800	800

		15,411

Industrials — 1.7%
Air Lease
2.125%, 01/15/2020	650	641
Caterpillar Financial Services MTN
2.100%, 06/09/2019	435	433
Fortive
1.800%, 06/15/2019	520	514

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GE Capital International Funding Unlimited
Co
2.342%, 11/15/2020	$895	$876
General Electric MTN
2.324%, VAR ICE LIBOR USD 3
Month+0.620%, 01/09/2020	1,410	1,414
Honeywell International
2.047%, VAR ICE LIBOR USD 3
Month+0.280%, 10/30/2019	1,250	1,253
John Deere Capital MTN
2.350%, 01/08/2021	685	677
Penske Truck Leasing
2.875%, 07/17/2018 (A)	400	401
Republic Services
3.800%, 05/15/2018	1,195	1,198
TTX MTN
2.250%, 02/01/2019 (A)	465	464
United Technologies
2.123%, VAR ICE LIBOR USD 3
Month+0.350%, 11/01/2019	900	903

		8,774

Information Technology — 1.2%
Broadcom
2.375%, 01/15/2020	1,400	1,383
DXC Technology
2.875%, 03/27/2020	610	608
eBay
2.637%, VAR ICE LIBOR USD 3
Month+0.870%, 01/30/2023	1,200	1,206
Hewlett Packard Enterprise
3.626%, VAR ICE LIBOR USD 3
Month+1.930%, 10/05/2018	255	257
2.100%, 10/04/2019 (A)	1,225	1,209
QUALCOMM
2.335%, VAR ICE LIBOR USD 3
Month+0.450%, 05/20/2020	1,275	1,276

		5,939

Materials — 0.4%
Air Liquide Finance
1.375%, 09/27/2019 (A)	900	882
Glencore Finance Europe MTN
2.989%, VAR ICE LIBOR USD 3
Month+1.200%, 05/06/2018	1,200	1,202

		2,084

Real Estate — 0.1%
American Tower
2.800%, 06/01/2020	643	640

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Telecommunication Services — 0.8%
AT&T
2.623%, VAR ICE LIBOR USD 3
Month+0.930%, 06/30/2020	$1,250	$1,266
Verizon Communications
2.209%, VAR ICE LIBOR USD 3
Month+0.370%, 08/15/2019	2,565	2,570

		3,836

Utilities — 2.1%
American Electric Power
2.150%, 11/13/2020	750	736
Connecticut Light & Power
5.650%, 05/01/2018	1,540	1,549
DTE Energy
1.500%, 10/01/2019	870	853
Emera US Finance
2.150%, 06/15/2019	340	337
NextEra Energy Capital Holdings
1.649%, 09/01/2018	185	184
Sempra Energy
1.959%, VAR ICE LIBOR USD 3
Month+0.250%, 07/15/2019	3,575	3,575
1.625%, 10/07/2019	395	388
Southern
2.395%, VAR ICE LIBOR USD 3
Month+0.700%, 09/30/2020 (A)	600	603
1.550%, 07/01/2018	650	648
Southern Power
1.500%, 06/01/2018	1,645	1,642

		10,515

Total Corporate Obligations
(Cost $240,608) ($ Thousands)		240,849

ASSET-BACKED SECURITIES — 30.3%

Automotive — 10.8%
American Credit Acceptance Receivables
Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	880	880
American Credit Acceptance Receivables
Trust, Ser 2017-2, Cl A
1.840%, 07/13/2020 (A)	440	440
American Credit Acceptance Receivables
Trust, Ser 2017-3, Cl A
1.820%, 03/10/2020 (A)	415	415
AmeriCredit Automobile Receivables Trust,
Ser 2014-3, Cl D
3.130%, 10/08/2020	1,375	1,383

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust,
Ser 2015-1, Cl B
1.880%, 03/09/2020	$1,013	$1,012
AmeriCredit Automobile Receivables Trust,
Ser 2015-3, Cl C
2.730%, 03/08/2021	825	826
AmeriCredit Automobile Receivables Trust,
Ser 2016-2, Cl A3
1.600%, 11/09/2020	470	468
AmeriCredit Automobile Receivables Trust,
Ser 2016-2, Cl C
2.870%, 11/08/2021	810	812
AmeriCredit Automobile Receivables Trust,
Ser 2016-4, Cl A2A
1.340%, 04/08/2020	203	203
AmeriCredit Automobile Receivables Trust,
Ser 2017-2, Cl A2A
1.650%, 09/18/2020	270	269
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	280	279
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (A)	335	335
Canadian Pacer Auto Receivables Trust,
Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	1,665	1,660
CarMax Auto Owner Trust, Ser 2014-2, Cl D
2.580%, 11/16/2020	800	801
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	877	873
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	565	560
Chesapeake Funding II, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	570	565
Chesapeake Funding II, Ser 2017-3A, Cl A2
1.928%, VAR ICE LIBOR USD 1
Month+0.340%, 68/15/2029 (A)	1,490	1,490
Chesapeake Funding II, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	605	599
Chesapeake Funding II, Ser 2017-4A, Cl A2
1.928%, VAR ICE LIBOR USD 1
Month+0.340%, 11/15/2029 (A)	2,475	2,480
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	252	251
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	157	157
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	242	241
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	258	255
Credit Acceptance Auto Loan Trust, Ser 2016-
2A, Cl A
2.420%, 11/15/2023 (A)	1,550	1,549

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2017-
2A, Cl A
2.550%, 02/17/2026 (A)	$690	$681
Credit Acceptance Auto Loan Trust, Ser 2017-
3A, Cl A
2.650%, 06/15/2026 (A)	300	296
Drive Auto Receivables Trust, Ser 2017-2,
Cl A2A
1.630%, 08/15/2019	118	118
Drive Auto Receivables Trust, Ser 2018-1,
Cl A2
2.230%, 04/15/2020	1,085	1,084
DT Auto Owner Trust, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (A)	34	34
DT Auto Owner Trust, Ser 2017-1A, Cl A
1.560%, 06/15/2020 (A)	286	286
Enterprise Fleet Financing, Ser 2014-2, Cl A3
1.640%, 03/20/2020 (A)	561	560
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	863	859
Enterprise Fleet Financing, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	350	348
Exeter Automobile Receivables Trust,
Ser 2018-1A, Cl A
2.210%, 05/17/2021 (A)	501	498
First Investors Auto Owner Trust, Ser 2014-
3A, Cl A3
1.670%, 11/16/2020 (A)	81	81
First Investors Auto Owner Trust, Ser 2017-
1A, Cl A1
1.690%, 04/15/2021 (A)	146	146
First Investors Auto Owner Trust, Ser 2017-
2A, Cl A1
1.860%, 10/15/2021 (A)	202	201
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	384	382
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	583	579
Ford Credit Auto Lease Trust, Ser 2015-B,
Cl B
1.920%, 03/15/2019	717	717
Ford Credit Auto Owner Trust, Ser 2014-C,
Cl C
2.160%, 08/15/2020	800	798
Ford Credit Floorplan Master Owner Trust A,
Ser 2015-4, Cl A2
2.188%, VAR LIBOR USD 1
Month+0.600%, 08/15/2020	2,170	2,175
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	129	129

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Trust, Ser 2017-1A,
Cl A2
2.670%, 04/15/2021 (A)	$752	$751
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	1,036	1,033
GM Financial Automobile Leasing Trust,
Ser 2015-2, Cl A3
1.680%, 12/20/2018	7	7
GM Financial Automobile Leasing Trust,
Ser 2016-3, Cl A3
1.610%, 12/20/2019	1,300	1,293
GM Financial Consumer Automobile,
Ser 2017-1A, Cl A2A
1.510%, 03/16/2020 (A)	512	510
GMF Floorplan Owner Revolving Trust,
Ser 2015-1, Cl A2
2.088%, VAR LIBOR USD 1
Month+0.500%, 05/15/2020 (A)	2,655	2,657
Honda Auto Receivables Owner Trust,
Ser 2018-1, Cl A2
2.360%, 06/15/2020	1,100	1,100
Huntington Auto Trust, Ser 2016-1, Cl A2
1.290%, 05/15/2019	113	112
Hyundai Auto Lease Securitization Trust,
Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	587	586
Mercedes-Benz Auto Lease Trust, Ser 2018-A,
Cl A2
2.200%, 04/15/2020	345	345
Nissan Auto Receivables Owner Trust,
Ser 2016-A, Cl A3
1.340%, 10/15/2020	473	470
Prestige Auto Receivables Trust, Ser 2014-1A,
Cl B
1.910%, 04/15/2020 (A)	104	104
Prestige Auto Receivables Trust, Ser 2016-
2A, Cl A2
1.460%, 07/15/2020 (A)	248	248
Prestige Auto Receivables Trust, Ser 2017-1A,
Cl A3
2.050%, 10/15/2021 (A)	1,475	1,462
Santander Drive Auto Receivables Trust,
Ser 2014-3, Cl D
2.650%, 08/17/2020	1,750	1,753
Santander Drive Auto Receivables Trust,
Ser 2014-4, Cl D
3.100%, 11/16/2020	1,935	1,944
Santander Drive Auto Receivables Trust,
Ser 2016-1, Cl B
2.470%, 12/15/2020	1,312	1,312

Description	FaceAmount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust,
Ser 2016-3, Cl C
2.460%, 03/15/2022	$725	$723
Santander Drive Auto Receivables Trust,
Ser 2017-1, Cl A2
1.490%, 02/18/2020	48	48
Santander Drive Auto Receivables Trust,
Ser 2017-2, Cl A2
1.600%, 03/16/2020	361	361
Santander Drive Auto Receivables Trust,
Ser 2018-1, Cl A2
2.100%, 11/16/2020	305	304
Santander Retail Auto Lease Trust, Ser 2017-
A, Cl A3
2.220%, 01/20/2021 (A)	2,150	2,129
Securitized Term Auto Receivables Trust,
Ser 2017-1A, Cl A2A
1.510%, 04/25/2019 (A)	180	180
Securitized Term Auto Receivables Trust,
Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	320	319
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	972	970
Toyota Auto Receivables Owner Trust,
Ser 2016-B, Cl A3
1.300%, 04/15/2020	200	199
United Auto Credit Securitization Trust,
Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	378	378
United Auto Credit Securitization Trust,
Ser 2018-1, Cl A
2.260%, 04/10/2020 (A)	755	754
United Auto Credit Securitization Trust,
Ser 2018-1, Cl B
2.760%, 10/13/2020 (A)	495	494
Westlake Automobile Receivables Trust,
Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	157	157
Westlake Automobile Receivables Trust,
Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	1,570	1,571
Westlake Automobile Receivables Trust,
Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	312	311
Westlake Automobile Receivables Trust,
Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	395	393
Westlake Automobile Receivables Trust,
Ser 2018-1A, Cl A2B
1.838%, VAR ICE LIBOR USD 1
Month+0.250%, 12/15/2020 (A)	825	825

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wheels SPV 2 LLC, Ser 2017-1A, Cl A2
1.880%, 04/20/2026 (A)	$235	$233

		54,811

Credit Cards — 5.8%
American Express Credit Account Master Trust, Ser 2013-2, Cl A
2.008%, VAR LIBOR USD 1
Month+0.420%, 05/17/2021	1,140	1,142
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
2.238%, VAR LIBOR USD 1
Month+0.650%, 08/16/2021 (A)	395	396
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
2.038%, VAR LIBOR USD 1
Month+0.450%, 07/15/2022	875	878
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	634
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
1.988%, VAR LIBOR USD 1
Month+0.400%, 03/15/2023	3,280	3,298
Capital One Multi-Asset Execution Trust, Ser 2015-A7, Cl A7
1.450%, 08/16/2021	600	597
CARDS II Trust, Ser 2017-1A, Cl A
1.958%, VAR LIBOR USD 1
Month+0.370%, 04/18/2022 (A)	1,893	1,896
Chase Issuance Trust, Ser 2013-A3, Cl A3
1.868%, VAR LIBOR USD 1
Month+0.280%, 04/15/2020	2,200	2,201
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7
2.969%, VAR LIBOR USD 1
Month+1.375%, 05/20/2020	4,200	4,217
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
1.901%, VAR LIBOR USD 1
Month+0.280%, 05/26/2020	1,015	1,015
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
2.011%, VAR LIBOR USD 1
Month+0.430%, 09/10/2020	4,125	4,133
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
2.128%, VAR LIBOR USD 1
Month+0.540%, 09/15/2021	4,555	4,577
GE Capital Credit Card Master Note Trust, Ser 2013-1, Cl A
1.350%, 03/15/2021	1,850	1,850

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.051%, VAR LIBOR USD 1
Month+0.490%, 07/22/2024 (A)	$355	$356
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	2,484	2,483

		29,673

Mortgage Related Securities — 0.5%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.301%, VAR ICE LIBOR USD 1
Month+0.680%, 01/25/2035	244	245
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
2.341%, VAR ICE LIBOR USD 1
Month+0.720%, 10/25/2034	639	641
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
2.641%, VAR ICE LIBOR USD 1
Month+1.020%, 03/25/2035	444	445
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
2.621%, VAR ICE LIBOR USD 1
Month+1.000%, 08/25/2034	19	19
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	1,149	1,167
Option One Mortgage Loan Trust, Ser 2005- 1, Cl A1A
2.121%, VAR ICE LIBOR USD 1
Month+0.500%, 02/25/2035	21	21

		2,538

Other Asset-Backed Securities — 13.2%
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	755	744
Ally Master Owner Trust, Ser 2017-1, Cl A
1.988%, VAR LIBOR USD 1
Month+0.400%, 02/15/2021	743	745
Apidos CLO XII, Ser 2018-12A, Cl AR
1.954%, VAR ICE LIBOR USD 3
Month+1.080%, 04/15/2031 (A)	925	927
Atlas Senior Loan Fund IX LLC, Ser 2018-9A, Cl A
2.927%, VAR ICE LIBOR USD 3
Month+0.870%, 04/20/2028 (A)	1,375	1,375
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/2032 (A)	139	138

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A)	$1,085	$1,084
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	841	859
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl AR
2.624%, VAR ICE LIBOR USD 3
Month+0.890%, 01/18/2029 (A)	335	335
Cent CLO, Ser 2014-16AR, Cl A1AR
3.023%, VAR ICE LIBOR USD 3
Month+1.250%, 08/01/2024 (A)	1,043	1,044
Cent CLO, Ser 2017-20A, Cl AR
2.845%, VAR ICE LIBOR USD 3
Month+1.100%, 01/25/2026 (A)	1,495	1,495
CIFC Funding, Ser 2017-1A, Cl A1R
2.972%, VAR ICE LIBOR USD 3
Month+1.250%, 07/16/2030 (A)	1,060	1,070
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	654	653
CNH Equipment Trust, Ser 2014-C, Cl A3
1.050%, 11/15/2019	15	15
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	59	59
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	2,085	2,073
Conn’s Receivables Funding LLC, Ser 2017-B, Cl A
2.730%, 07/15/2020 (A)	218	217
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
2.551%, VAR ICE LIBOR USD 1
Month+0.930%, 05/25/2035	870	873
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	300	298
Domino’s Pizza Master Issuer LLC, Ser 2015- 1A, Cl A2I
3.484%, 10/25/2045 (A)	1,277	1,275
Dryden 31 Senior Loan Fund, Ser 2017-31A, Cl AR
2.814%, VAR ICE LIBOR USD 3
Month+1.080%, 04/18/2026 (A)	1,495	1,496
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (A)(B)	464	463
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	700	692
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl B
2.160%, 11/15/2021	475	471

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GreatAmerica Leasing Receivables Funding, Ser 2018-1, Cl A2
2.350%, 05/15/2020 (A)	$345	$344
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.931%, VAR ICE LIBOR USD 1
Month+0.310%, 01/25/2036	1,205	1,204
John Deere Owner Trust, Ser 2018-A, Cl A1
1.950%, 03/15/2019	700	700
Kubota Credit Owner Trust, Ser 2016-1A, Cl A2
1.250%, 04/15/2019 (A)	72	72
Limerock CLO II, Ser 2017-2A, Cl AR
3.034%, VAR ICE LIBOR USD 3
Month+1.300%, 04/18/2026 (A)	1,298	1,299
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.005%, VAR ICE LIBOR USD 3
Month+1.260%, 07/20/2026 (A)	300	300
Madison Park Funding XXX, Ser 2018-30A, Cl A
2.480%, VAR ICE LIBOR USD 3
Month+0.750%, 04/15/2029 (A)	1,350	1,350
Magnetite VII, Ser 2018-7A, Cl A1R2
2.620%, VAR ICE LIBOR USD 3
Month+0.800%, 01/15/2028 (A)	1,250	1,247
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (A)	641	641
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	358	358
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	561	561
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	813	804
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	236	236
Morgan Stanley Capital 1 Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034	187	182
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	236	235
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	348	347
Navient Student Loan Trust, Ser 2015-1, Cl A1
1.921%, VAR ICE LIBOR USD 1
Month+0.300%, 09/26/2022	126	127
Navient Student Loan Trust, Ser 2015-3, Cl A1
1.941%, VAR ICE LIBOR USD 1
Month+0.320%, 07/25/2030	145	145

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-6A, Cl A1
2.101%, VAR ICE LIBOR USD 1
Month+0.480%, 03/25/2066 (A)	$294	$295
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	1,025	1,015
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
2.268%, VAR LIBOR USD 1
Month+0.680%, 10/17/2022 (A)	1,530	1,535
Nissan Master Owner Trust Receivables, Ser 2017-C, Cl A
1.908%, VAR LIBOR USD 1
Month+0.320%, 10/17/2022	2,000	2,002
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	659	655
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	410	409
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	42	42
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	582	576
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
2.875%, VAR ICE LIBOR USD 3
Month+1.130%, 07/20/2026 (A)	675	675
OCP CLO, Ser 2016-2A, Cl A1R
3.304%, VAR ICE LIBOR USD 3
Month+1.400%, 11/22/2025 (A)	465	467
OCP CLO, Ser 2017-8A, Cl A1R
2.581%, VAR ICE LIBOR USD 3
Month+0.850%, 04/17/2027 (A)	700	700
Octagon Investment Partners XVI, Ser 2013- 1A, Cl A
2.851%, VAR ICE LIBOR USD 3
Month+1.120%, 07/17/2025 (A)	679	680
Octagon Investment Partners XX, Ser 2017- 1A, Cl AR
2.941%, VAR ICE LIBOR USD 3
Month+1.130%, 08/12/2026 (A)	1,195	1,196
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.865%, VAR ICE LIBOR USD 3
Month+1.120%, 04/20/2025 (A)	517	517
OneMain Financial Issuance Trust, Ser 2016- 1A, Cl B
4.570%, 02/20/2029 (A)	340	347

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OZLM XII, Ser 2015-12A, Cl A1
3.217%, VAR ICE LIBOR USD 3
Month+1.450%, 04/30/2027 (A)	$640	$641
Pretium Mortgage Credit Partners, Ser 2017- NPL5, Cl A1
3.327%, 12/30/2032	240	240
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	386	384
SLM Student Loan Trust, Ser 2003-14, Cl A5
1.975%, VAR ICE LIBOR USD 3
Month+0.230%, 01/25/2023	56	56
SLM Student Loan Trust, Ser 2004-3, Cl A5
1.915%, VAR ICE LIBOR USD 3
Month+0.170%, 07/25/2023	323	323
SLM Student Loan Trust, Ser 2004-8A, Cl A5
2.245%, VAR ICE LIBOR USD 3
Month+0.500%, 04/25/2024 (A)	477	478
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.835%, VAR ICE LIBOR USD 3
Month+0.090%, 10/25/2024	717	716
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.865%, VAR ICE LIBOR USD 3
Month+0.120%, 01/25/2027	502	500
SLM Student Loan Trust, Ser 2005-6, Cl A5A
1.855%, VAR ICE LIBOR USD 3
Month+0.110%, 07/27/2026	93	93
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.445%, VAR ICE LIBOR USD 3
Month+1.700%, 07/25/2023	1,270	1,306
SLM Student Loan Trust, Ser 2008-9, Cl A
3.245%, VAR ICE LIBOR USD 3
Month+1.500%, 04/25/2023	1,313	1,344
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.141%, VAR ICE LIBOR USD 1
Month+0.520%, 03/25/2026	448	450
SoFi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	204	205
SoFi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	490	488
SoFi Consumer Loan Program, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	990	989
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.321%, VAR ICE LIBOR USD 1
Month+0.700%, 03/26/2040 (A)	449	453
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	1,850	1,850

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SPS Servicer Advance Receivables Trust
Advance Receivables Backed Notes,
Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	$1,020	$1,010
Symphony CLO VIII, Ser 2014-8AR, Cl BR
3.303%, VAR ICE LIBOR USD 1
Month+1.750%, 01/09/2023 (A)	1,660	1,659
Towd Point Mortgage Trust, Ser 2015-4,
Cl A1B
2.750%, 04/25/2055 (A)(B)	254	253
Towd Point Mortgage Trust, Ser 2015-5,
Cl A1B
2.750%, 05/25/2055 (A)(B)	254	253
Towd Point Mortgage Trust, Ser 2016-1,
Cl A1B
2.750%, 02/25/2055 (A)(B)	224	222
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	462	454
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	699	687
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	1,118	1,114
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	984	975
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057	474	470
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.221%, VAR ICE LIBOR USD 1
Month+0.600%, 02/25/2057 (A)	1,012	1,007
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	365	363
U.S. Residential Opportunity Fund IV Trust,
Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A)	556	554
Utah State Board of Regents, Ser 2016-1, Cl A
2.371%, VAR ICE LIBOR USD 1
Month+0.750%, 09/25/2056	581	581
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	1,865	1,848
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	630	623
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	300	295
Vibrant CLO III, Ser 2016-3A, Cl A1R
3.225%, VAR ICE LIBOR USD 3
Month+1.480%, 04/20/2026 (A)	445	445
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 06/25/2047 (A)	272	271
VOLT LXIII LLC, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A)	470	470
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	911	909

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2017-1A, Cl A1R
2.634%, VAR ICE LIBOR USD 3
Month+0.900%, 01/18/2029 (A)	$420	$421
Voya CLO, Ser 2017-3A, Cl A1R
2.465%, VAR ICE LIBOR USD 3
Month+0.720%, 07/25/2026 (A)	910	910
Voya CLO, Ser 2017-4A, Cl A2AR
3.172%, VAR ICE LIBOR USD 3
Month+1.450%, 10/14/2026 (A)	710	711

		66,685

Total Asset-Backed Securities
(Cost $154,026) ($ Thousands)		153,707

MORTGAGE-BACKED SECURITIES — 10.4%

Agency Mortgage-Backed Obligations — 3.2%
FHLMC
5.000%, 06/01/2026	497	506
FHLMC ARM
3.262%, VAR US Treas Yield
Curve Rate T Note Const Mat 1
Yr+2.096%, 02/01/2022	31	32
3.182%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+2.068%,
02/01/2030	70	73
FHLMC CMO, Ser 2003-2641, Cl KW
4.500%, 07/15/2018	181	182
FHLMC CMO, Ser 2003-2643, Cl MJ
4.500%, 07/15/2018	89	89
FHLMC CMO, Ser 2003-2644, Cl EB
4.500%, 07/15/2018	101	101
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K011, Cl A1
2.917%, 08/25/2020	60	60
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	327	319
FHLMC, Ser 2017-KT01, Cl A
1.881%, VAR LIBOR USD 1
Month+0.320%, 02/25/2020	605	607
FNMA
6.000%, 01/01/2027 to 04/01/2040	249	277
5.000%, 05/01/2019 to 03/01/2025	646	658
1.900%, 10/01/2019	575	573
FNMA ARM
3.410%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+2.120%,
11/01/2025	6	6
3.363%, VAR ICE LIBOR USD 6
Month+1.774%, 09/01/2024	28	29
3.334%, VAR ICE LIBOR USD 6
Month+1.824%, 09/01/2024	70	72

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.220%, VAR US Treas Yield Curve
Rate T Note Const Mat 1 Yr+1.991%,
11/01/2023	$11	$12
3.090%, VAR US Treas Yield
Curve Rate T Note Const Mat 1
Yr+2.215%, 01/01/2029	13	13
3.073%, VAR US Treas Yield Curve Rate
T Note Const Mat 1 Yr+2.042%,
05/01/2028	6	6
2.527%, VAR ICE LIBOR USD 6
Month+1.000%, 11/01/2021	8	8
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	23	23
FNMA CMO, Ser 2001-33, Cl FA
2.071%, VAR LIBOR USD 1
Month+0.450%, 07/25/2031	17	17
FNMA CMO, Ser 2002-64, Cl FG
1.840%, VAR LIBOR USD 1
Month+0.250%, 10/18/2032	19	19
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	6	6
FNMA CMO, Ser 2008-47, Cl FA
2.121%, VAR LIBOR USD 1
Month+0.500%, 06/25/2023	61	62
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,290	1,317
FNMA CMO, Ser 2011-M7, Cl A2
2.578%, 09/25/2018	207	207
FNMA TBA
3.500%, 03/01/2041	3,850	3,914
FNMA, Ser M13, Cl FA
1.958%, VAR LIBOR USD 1
Month+0.400%, 10/25/2024	839	842
FNMA, Ser M5, Cl ASQ2
2.034%, 03/25/2019	201	201
FREMF Mortgage Trust, Ser 2011-K703, Cl B
4.884%, 07/25/2044 (A)(B)	1,125	1,127
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.159%, 09/25/2044 (A)(B)	770	773
FREMF Mortgage Trust, Ser 2012-K705, Cl B
4.159%, 09/25/2044 (A)(B)	700	704
FREMF Mortgage Trust, Ser 2012-K706, Cl C
4.030%, 11/25/2044 (A)(B)	785	788
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.362%, 05/25/2045 (A)(B)	190	191
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.362%, 05/25/2045 (A)(B)	745	747
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.002%, 10/25/2047 (A)(B)	350	345
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	147	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.030%, VAR LIBOR USD 1
Month+0.450%, 10/07/2020	$734	$737
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.030%, VAR LIBOR USD 1
Month+0.450%, 01/08/2020	393	394
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
1.980%, VAR LIBOR USD 1
Month+0.400%, 02/06/2020	87	87

		16,268

Non-Agency Mortgage-Backed Obligations — 7.2%
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	417	410
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	132	130
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	377	377
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
2.388%, VAR LIBOR USD 1
Month+0.800%, 06/15/2028 (A)	933	933
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.822%, 09/27/2044 (A)(B)	1,478	1,455
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.700%, 07/25/2035 (B)	174	163
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.686%, 11/25/2035 (B)	20	19
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.438%, VAR LIBOR USD 1
Month+0.850%, 08/15/2036 (A)	1,250	1,258
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.535%, 02/25/2036 (B)	–	–
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.620%, 06/25/2035 (B)	86	88
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.662%, 08/25/2035 (B)	187	191

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.378%, VAR LIBOR USD 1
Month+0.790%, 07/15/2032 (A)	$500	$501
CHL Mortgage Pass-Through Trust, Ser 2004- 29, Cl 1A1
2.161%, VAR ICE LIBOR USD 1
Month+0.540%, 02/25/2035	24	23
CHL Mortgage Pass-Through Trust, Ser 2005- HY10, Cl 3A1A
3.466%, 02/20/2036 (B)	132	120
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	1,104	1,096
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	208	208
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.580%, 09/25/2034 (B)	35	35
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
3.749%, 03/25/2036 (B)	155	144
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	414	415
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	160	159
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	403	400
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	499	497
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	121	121
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	149	147
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	320	313
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	421	421
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	605	605
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
2.284%, VAR LIBOR USD 1
Month+0.720%, 12/04/2020 (A)	1,226	1,211
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
5.021%, VAR ICE LIBOR USD 1
Month+3.400%, 07/25/2023	185	187

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.271%, VAR ICE LIBOR USD 1
Month+1.650%, 04/25/2024	$364	$370
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.421%, VAR ICE LIBOR USD 1
Month+3.800%, 03/25/2025	900	970
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M1
3.071%, VAR ICE LIBOR USD 1
Month+1.450%, 07/25/2028	105	105
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA3, Cl M1
2.421%, VAR ICE LIBOR USD 1
Month+0.800%, 03/25/2029	848	850
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.821%, VAR ICE LIBOR USD 1
Month+1.200%, 08/25/2029	2,911	2,938
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
2.571%, VAR ICE LIBOR USD 1
Month+0.950%, 05/25/2024	158	159
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.771%, VAR ICE LIBOR USD 1
Month+1.150%, 09/25/2029	657	661
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.716%, 11/19/2035 (B)	177	172
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	300	298
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	376	382
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
2.288%, VAR LIBOR USD 1
Month+0.700%, 07/15/2032 (A)	665	666
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.898%, 07/25/2035 (B)	240	214
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.641%, 05/25/2047 (B)	201	175
Impac CMB Trust, Ser 2004-9, Cl 1A1
2.381%, VAR ICE LIBOR USD 1
Month+0.760%, 01/25/2035	65	64

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.141%, VAR ICE LIBOR USD 1
Month+0.520%, 04/25/2035	$68	$67
Impac CMB Trust, Ser 2005-3, Cl A1
2.101%, VAR ICE LIBOR USD 1
Month+0.480%, 08/25/2035	63	60
Impac CMB Trust, Ser 2005-5, Cl A1
2.261%, VAR ICE LIBOR USD 1
Month+0.640%, 08/25/2035	51	47
Impac CMB Trust, Ser 2005-8, Cl 1A
2.141%, VAR ICE LIBOR USD 1
Month+0.520%, 02/25/2036	166	159
JPMBB Commercial Mortgage Securities
Trust, Ser 2013-C14, Cl A2 3.019%, 08/15/2046	548	550
JPMBB Commercial Mortgage Securities
Trust, Ser 2013-C15, Cl A2 2.977%, 11/15/2045	705	706
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2013-C13, Cl A2 2.665%, 01/15/2046	231	231
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2013-C16, Cl A2 3.070%, 12/15/2046	506	507
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2014-CBM, Cl A 2.488%, VAR LIBOR USD 1 Month+0.900%, 10/15/2029 (A)	3,005	3,005
JPMorgan Chase Commercial Mortgage
Securities Trust, Ser 2014-PHH, Cl A 3.038%, VAR LIBOR USD 1
Month+1.450%, 08/15/2027 (A)	1,225	1,225
JPMorgan Mortgage Trust, Ser 2005-A6,
Cl 7A1
3.647%, 08/25/2035 (B)	93	91
JPMorgan Mortgage Trust, Ser 2007-A3,
Cl 1A1
3.541%, 05/25/2037 (B)	127	121
LB-UBS Commercial Mortgage Trust,
Ser 2008-C1, Cl A2
6.319%, 04/15/2041 (B)	269	272
LSTAR Securities Investment, Ser 2017-3,
Cl A1
3.575%, VAR ICE LIBOR USD 1
Month+2.000%, 04/01/2022 (A)	180	180
LSTAR Securities Investment, Ser 2017-7, Cl A
3.325%, VAR ICE LIBOR USD 1
Month+1.750%, 10/01/2022 (A)	168	167
LSTAR Securities Investment, Ser 2017-8, Cl A
0.032%, VAR ICE LIBOR USD 1
Month+1.650%, 11/01/2022 (A)	415	414

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Investors, Ser 2005-
A3, Cl A1
1.891%, VAR ICE LIBOR USD 1
Month+0.270%, 04/25/2035	$39	$38
Merrill Lynch Mortgage-Backed Securities
Trust, Ser 2007-3, Cl 2A1
3.648%, 06/25/2037 (B)	179	149
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	358	355
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	270	264
Morgan Stanley Bank of America Merrill
Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	797	799
Morgan Stanley Re-REMIC Trust, Ser 2012-IO,
Cl AXA
1.000%, 03/27/2051 (A)	79	79
MortgageIT Trust, Ser 2005-5, Cl A1
1.881%, VAR ICE LIBOR USD 1
Month+0.260%, 12/25/2035	204	203
New Residential Mortgage Loan Trust,
Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	506	524
Paragon Mortgages, Ser 2006-12A, Cl A2C
2.059%, VAR ICE LIBOR USD 3
Month+0.220%, 11/15/2038 (A)	124	118
Paragon Mortgages, Ser 2007-15A, Cl A2C
1.809%, VAR ICE LIBOR USD 3
Month+0.220%, 12/15/2039 (A)	305	293
Residential Funding Mortgage Securities,
Ser 2007-SA3, Cl 2A1
4.731%, 07/27/2037 (B)	167	148
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.134%, VAR ICE LIBOR USD 1
Month+0.540%, 01/20/2035	21	19
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (A)(C)	810	801
Versus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (B)	360	360
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.367%, 03/25/2036 (B)	248	236
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.723%, 01/25/2035 (B)	77	78
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.513%, 07/25/2036 (B)	171	170
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A2
1.964%, 05/15/2045	721	721

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust,
Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	$1,050	$1,052
WFRBS Commercial Mortgage Trust,
Ser 2014-C25, Cl A1
1.518%, 11/15/2047	1,225	1,215
WFRBS Commercial Mortgage Trust,
Ser 2014-LC14, Cl A2
2.862%, 03/15/2047	1,402	1,406

		36,481

Total Mortgage-Backed Securities
(Cost $52,584) ($ Thousands)		52,749

U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Notes
2.125%, 08/31/2020	10,270	10,210
1.500%, 12/31/2018	2,500	2,488
1.500%, 10/31/2019	14,965	14,788
1.375%, 06/30/2018	6,810	6,801
1.125%, 12/31/2019	11,230	11,006

Total U.S. Treasury Obligations (Cost $45,651) ($ Thousands)		45,293

MUNICIPAL BONDS — 4.5%

Arizona — 0.2%
Northern Arizona University, Build America
Bonds, RB
5.020%, 08/01/2018	775	784

Arkansas — 0.3%
Garland County, RB
1.540%, 11/01/2018	1,520	1,511

California — 0.3%
California State, GO
Callable 10/01/2021 @ 100
2.360%, 04/01/2047 (D)	1,150	1,160
Fresno County, Ser A, RB, NATL
4.658%, 08/15/2018	325	328

		1,488

Colorado — 0.4%
Colorado State, Housing & Finance Authority, RB Callable 02/28/2018 @ 100
1.500%, 10/01/2038 (D)	1,600	1,600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City and County, Taxable Refunding
Improvement, Ser B, RB
1.543%, 08/01/2018	$350	$349

		1,949

Florida — 0.2%
Florida State, Board of Administration
Finance, Ser A, RB
2.163%, 07/01/2019	1,200	1,197

Hawaii — 0.3%
State of Hawaii, Ser FV, GO
1.750%, 04/01/2018	1,370	1,370

Idaho — 0.3%
Idaho Housing & Finance Association, Ser A,
RB
Callable 03/07/2018 @ 100
1.480%, 07/01/2041 (D)	1,600	1,600

Illinois — 0.4%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	520	524
Illinois State, GO
5.665%, 03/01/2018	935	935
State of Illinois, GO
5.547%, 04/01/2019	625	638

		2,097

Michigan — 0.2%
Genesee County, GO
Callable 03/12/2018 @ 100
2.175%, 10/01/2019 (D)	935	935

New Jersey — 0.7%
Gloucester County, Improvement Authority, Ser B, RB
1.850%, 11/01/2018	1,250	1,244
Monmouth County, Improvement Authority, RB
2.500%, 11/14/2019	1,165	1,163
New Jersey State, Economic Development Authority, Ser Q, RB
2.421%, 06/15/2018	955	955

		3,362

New York — 0.6%
New York State, Housing Finance Agency,
Ser A, RB
Callable 02/28/2018 @ 100
1.520%, 11/01/2048 (D)(E)	1,000	1,000

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency,
Ser B, RB
Callable 02/28/2018 @ 100
1.520%, 11/01/2048 (D)(E)	$1,600	$1,600
Port Authority of New York & New Jersey,
Ser 208, RB
2.114%, 09/15/2018	590	589

		3,189

Pennsylvania — 0.1%
Pennsylvania, Turnpike Commission, Sub-Ser
B, RB
1.760%, 12/01/2019	770	756

Wisconsin — 0.5%
Wisconsin State, Housing & Economic
Development Authority, Ser F, RB
Callable 02/28/2018 @ 100
1.500%, 05/01/2030 (D)	2,300	2,300

Total Municipal Bonds
(Cost $22,579) ($ Thousands)		22,538

COMMERCIAL PAPER (C) — 1.5%
Credit Suisse
1.450%, 03/07/2018	1,000	1,000
Nederlandse Waterschapsbank
1.551%, 03/09/2018	4,000	3,999
Virginia Electric & Power
1.741%, 03/05/2018	2,750	2,749

Total Commercial Paper

(Cost $7,748) ($ Thousands)		7,748

SOVEREIGN DEBT — 0.8%
International Finance MTN
1.630%, VAR ICE LIBOR USD 1
Month+0.050%, 03/06/2018	1,200	1,200
Province of Quebec Canada MTN
1.717%, VAR ICE LIBOR USD 3
Month+0.230%, 09/04/2018	2,701	2,704

Total Sovereign Debt

(Cost $3,899) ($ Thousands)		3,904

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 1.4%
Bank of Montreal
1.460%, 03/06/2018	$4,500	$4,500
Bank of Tokyo
1.630%, 07/06/2018	2,500	2,495

Total Certificates of Deposit
(Cost $7,000) ($ Thousands)		6,995

	Shares

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund,
Cl F
1.180%**†	8,060,543	8,061

Total Cash Equivalent
(Cost $8,061) ($ Thousands)		8,061

	Face Amount (Thousands)

REPURCHASE AGREEMENT (F) — 2.7%
BNP Paribas
1.370%, dated 02/28/2018, to bere purchased on 03/01/2018, repurchase price $13,600,518 (collateralized by U.S. government obligations, 2.666% - 4.000%, 01/01/2027-03/01/2046, par value ranging from $1,000-$11,525,725;with total market value $13,835,647)	$13,600	13,600

Total Repurchase Agreement
(Cost $13,600) ($ Thousands)		13,600

Total Investments in Securities— 109.7%

(Cost $555,756) ($ Thousands)		$555,444

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Ultra Short Duration Bond Fund (Continued)

The open futures contracts held by the Fund at February 28, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	36	Jun-2018	$7,657	$7,649	$(8)
U.S. 5-Year Treasury Note	24	Jun-2018	2,738	2,734	(4)
U.S. 10-Year Treasury Note	(37)	Jun-2018	(4,455)	(4,442)	13
U.S. Long Treasury Bond	(1)	Jun-2018	(144)	(144)	–

			$5,796	$5,797	$1

Percentages are based on Net Assets of $506,544 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2018.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

On February 28, 2018, the value of these securities amounted to $162,024 ($ Thousands), representing 31.99% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Securities are held in connection with a letter of credit issued by a major bank.
(F)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GO — General Obligation

ICE— Intercontinental Exchange

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$240,849	$–	$240,849
Asset-Backed Securities	–	153,707	–	153,707
Mortgage-Backed Securities	–	52,749	–	52,749
U.S. Treasury Obligations	–	45,293	–	45,293
Municipal Bonds	–	22,538	–	22,538
Commercial Paper	–	7,748	–	7,748
Sovereign Debt	–	3,904	–	3,904
Certificates of Deposit	–	6,995	–	6,995
Cash Equivalent	8,061	–	–	8,061
Repurchase Agreement	–	13,600	–	13,600

Total Investments in Securities	$8,061	$547,383	$–	$555,444

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$13	$—	$—	$13
Unrealized Depreciation	(12)	—	—	(12)

Total Other Financial Instruments	$1	$—	$—	$1

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018 , there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018 , there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018.

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$966	$207,829	$(200,734)	$8,061	$23

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.6%
Angola — 0.1%
Angola Government Bond
9.500%, 11/12/2025	$	279	$312
Angola Government Bond MTN
9.344%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		2,133	2,272

			2,584

Argentina — 4.5%
Adecoagro
6.000%, 09/21/2027 (A)		1,165	1,106
Argentina Treasury Bond
2.500%, 07/22/2021	ARS	12,000	810
Argentine Bonos del Tesoro
22.750%, 03/05/2018		34,349	1,702
21.200%, 09/19/2018		28,109	1,380
18.200%, 10/03/2021		30,732	1,536
Argentine Government Bond
0.337%, 12/31/2033	$	2,650	2,899
Argentine Republic Government International Bond
8.280%, 12/31/2033		1,500	1,605
7.820%, 12/31/2033	EUR	13,479	18,509
7.820%, 12/31/2033		11,692	15,902
7.500%, 04/22/2026	$	9,186	9,811
6.875%, 01/11/2048		1,774	1,623
6.625%, 07/06/2028		121	119
5.875%, 01/11/2028		4,656	4,351
5.000%, 01/15/2027	EUR	2,970	3,514
2.260%, 03/31/2019 (B)		23,448	19,674
2.260%, 03/31/2019 (B)		1,468	1,224
Autonomous City of Buenos Aires Argentina
26.171%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	72,281	3,574
Bonos de la Nacion Argentina con Ajustepor CER
3.750%, 02/08/2019		49,635	2,526
Letras del Banco Central de la Republica Argentina (C)
29.500%, 05/16/2018		67,767	3,192
28.420%, 07/18/2018		39,999	1,809
27.678%, 08/15/2018		37,273	1,661
Pampa Energia
7.500%, 01/24/2027 (A)	$	502	526
7.375%, 07/21/2023 (A)		387	409
Provincia de Buenos Aires
7.875%, 06/15/2027		3,964	4,121
Provincia de Cordoba
7.125%, 06/10/2021 (A)		709	742
Provincia del Chaco Argentina
9.375%, 08/18/2024		979	974

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Rio Energy
6.875%, 02/01/2025 (A)	$	2,203	$2,162
Tecpetrol
4.875%, 12/12/2022 (A)		1,036	1,008
YPF MTN
24.167%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		536	469

			108,938

Armenia — 0.0%
Armenia Government International Bond
7.150%, 03/26/2025 (A)		800	883

Azerbaijan — 1.4%
Azerbaijan Republic Government International Bond
4.750%, 03/18/2024 (A)		3,629	3,674
Southern Gas Corridor CJSC
6.875%, 03/24/2026		13,021	14,433
6.875%, 03/24/2026 (A)		2,102	2,330
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		4,700	5,176
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		6,037	6,030
4.750%, 03/13/2023		2,490	2,487

			34,130

Bahrain — 0.2%
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		815	805
7.000%, 10/12/2028		994	981
6.750%, 09/20/2029		1,912	1,819
Oil and Gas Holding BSCC
7.500%, 10/25/2027 (A)		1,665	1,681

			5,286

Belarus — 0.1%
Belarus International Bond
6.200%, 02/28/2030		1,266	1,271

Belize — 0.1%
Belize International Bond
5.000%, 02/20/2034 (B)		3,437	2,036

Bermuda — 0.2%
Bermuda Government International Bond
4.854%, 02/06/2024		3,750	3,951
3.717%, 01/25/2027		2,093	2,040

			5,991

Brazil — 8.2%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019		100	104

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.500%, 06/10/2019 (A)	$	720	$748
4.750%, 05/09/2024 (A)		1,250	1,243
Brazil Government Bond
8.250%, 01/20/2034		3,130	3,991
5.000%, 01/27/2045		5,268	4,701
Brazil Letras do Tesouro Nacional (C)
10.425%, 01/01/2019	BRL	50,773	14,820
9.288%, 07/01/2020		41,693	10,717
7.533%, 01/01/2020		38,000	10,234
7.412%, 07/01/2019		40,922	11,523
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)	$	2,367	2,461
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028 (A)		327	329
5.333%, 02/15/2028		5,587	5,612
5.333%, 02/15/2028		2,028	2,037
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	109,899	35,164
10.000%, 01/01/2023		115,482	36,780
10.000%, 01/01/2025		42,446	13,435
10.000%, 01/01/2027		13,853	4,368
Brazilian Government International Bond
5.625%, 02/21/2047	$	847	817
4.625%, 01/13/2028		3,233	3,181
Cosan Luxembourg
7.000%, 01/20/2027 (A)		365	390
ESAL GmbH
6.250%, 02/05/2023 (A)		153	145
Gol Finance
7.000%, 01/31/2025 (A)		1,683	1,658
JBS Investments GmbH
7.750%, 10/28/2020		1,080	1,104
7.250%, 04/03/2024		1,120	1,113
Klabin Finance
5.250%, 07/16/2024		735	748
Marfrig Holdings Europe
8.000%, 06/08/2023 (A)		664	685
8.000%, 06/08/2023		1,640	1,693
Minerva Luxembourg
6.500%, 09/20/2026		1,198	1,189
6.500%, 09/20/2026		1,677	1,665
6.500%, 09/20/2026 (A)		2,760	2,739
Nexa Resources
5.375%, 05/04/2027 (A)		4,241	4,377
Petrobras Global Finance BV
8.750%, 05/23/2026		3,140	3,686
7.375%, 01/17/2027		12,240	13,268
5.999%, 01/27/2028 (A)		814	802
Rumo Luxembourg Sarl
7.375%, 02/09/2024 (A)		1,315	1,410

			198,937

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Cameroon — 0.2%
Cameroon International Bond
9.500%, 11/19/2025 (A)	$	4,369	$5,013

Chile — 1.1%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,891	1,779
Bonos de la Tesoreria de la Republica enpesos
6.000%, 01/01/2020	CLP	90,000	161
6.000%, 01/01/2043		4,400,000	8,230
5.000%, 03/01/2035		2,270,000	3,886
4.500%, 02/28/2021		510,000	899
Celulosa Arauco y Constitucion
5.500%, 11/02/2047 (A)	$	389	395
Cencosud
4.375%, 07/17/2027 (A)		2,703	2,615
Chile Government Bond
5.500%, 08/05/2020	CLP	413,000	725
Empresa de Transporte de Pasajeros Metro
5.000%, 01/25/2047	$	2,885	2,964
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,732	1,720
Empresa Nacional del Petroleo
4.500%, 09/14/2047 (A)		497	462
4.375%, 10/30/2024		251	257
4.375%, 10/30/2024 (A)		716	734
3.750%, 08/05/2026		970	938
3.750%, 08/05/2026 (A)		516	499
Geopark
6.500%, 09/21/2024 (A)		729	732
VTR Finance BV
6.875%, 01/15/2024		500	521

			27,517

China — 0.9%
Alibaba Group Holding
4.200%, 12/06/2047		456	436
Charming Light Investments MTN
4.375%, 12/21/2027		2,300	2,206
China Evergrande Group
8.750%, 06/28/2025		1,030	1,035
China Minmetals
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		2,689	2,596
Chinalco Capital Holdings
4.250%, 04/21/2022		1,100	1,088
Country Garden Holdings
4.750%, 07/25/2022		1,840	1,837
HeSteel Hong Kong
4.250%, 04/07/2020		1,027	1,017

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Huarong Finance 2017 MTN
4.250%, 11/07/2027	$	1,021	$969
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/2166		2,207	2,161
Industrial & Commercial Bank of China
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.382%, 12/29/2049		1,840	1,899
Leader Goal International
4.250%, 07/19/2166		263	262
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023		1,648	1,703
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (A)		1,514	1,559
Sinopec Group Overseas Development 2017
3.250%, 09/13/2027 (A)		2,050	1,926

			20,694

Colombia — 5.5%
Bogota Distrito Capital
9.750%, 07/26/2028	COP	71,000	27
9.750%, 07/26/2028 (A)		9,221,000	3,484
Colombia Government Bond
9.850%, 06/28/2027		7,914,000	3,433
8.125%, 05/21/2024	$	300	369
7.750%, 04/14/2021	COP	3,729,000	1,376
7.375%, 09/18/2037	$	3,914	4,996
6.125%, 01/18/2041		4,505	5,131
6.000%, 04/28/2028	COP	20,428,700	6,708
5.625%, 02/26/2044	$	330	356
5.000%, 06/15/2045		9,209	9,163
4.375%, 07/12/2021		2,028	2,100
4.375%, 03/21/2023	COP	7,800,000	2,548
4.000%, 02/26/2024	$	2,611	2,624
2.625%, 03/15/2023		599	571
Colombia Government International Bond
9.850%, 06/28/2027	COP	994,000	431
4.500%, 01/28/2026	$	3,354	3,451
Colombian TES
11.000%, 07/24/2020	COP	8,617,200	3,380
10.000%, 07/24/2024		55,270,200	23,000
7.750%, 09/18/2030		3,425,800	1,276
7.500%, 08/26/2026		50,554,400	18,633
7.000%, 09/11/2019		7,072,000	2,542
7.000%, 05/04/2022		40,332,200	14,643
7.000%, 06/30/2032		8,729,200	3,015
6.250%, 11/26/2025		3,490,700	1,203
5.000%, 11/21/2018		24,754,200	8,660
Ecopetrol
7.375%, 09/18/2043	$	368	438
5.875%, 05/28/2045		5,802	5,819

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	$343
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		4,738,000	1,704
8.375%, 11/08/2027 (A)		4,600,000	1,662
7.625%, 09/10/2024 (A)		1,827,000	645
7.625%, 09/10/2024 (A)		2,224,000	785
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024		1,095,000	388
7.875%, 08/12/2024(A)		1,408,000	500

			135,404

Costa Rica — 1.3%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)	$	290	299
6.250%, 11/01/2023		431	445
5.875%, 04/25/2021 (A)		799	819
Costa Rica Government Bond
7.000%, 04/04/2044 (A)		200	208
7.000%, 04/04/2044		3,407	3,535
4.375%, 04/30/2025 (A)		186	176
4.250%, 01/26/2023		761	734
Costa Rica Government International Bond
7.158%, 03/12/2045		3,609	3,781
7.158%, 03/12/2045 (A)		1,585	1,660
7.158%, 03/12/2045		7,689	8,054
7.000%, 04/04/2044		7,136	7,404
5.625%, 04/30/2043 (A)		191	173
5.625%, 04/30/2043		3,675	3,318
4.375%, 04/30/2025		376	355
4.250%, 01/26/2023		145	140
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	425
6.375%, 05/15/2043		290	259

			31,785

Croatia — 0.7%
Croatia Government International Bond
6.000%, 01/26/2024		2,351	2,580
5.500%, 04/04/2023		400	427
3.000%, 03/11/2025	EUR	7,199	9,400
3.000%, 03/20/2027		1,400	1,806
2.750%, 01/27/2030		3,248	3,989

			18,202

Czech Republic — 0.2%
Czech Republic Government Bond
0.235%, 07/17/2019	CZK	100,000	4,749

Dominican Republic — 1.4%
Dominican Republic Government Bond
8.625%, 04/20/2027	$	2,098	2,523
7.450%, 04/30/2044 (A)		3,498	4,023
6.850%, 01/27/2045		525	571

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.850%, 01/27/2045 (A)	$	3,635	$3,953
5.875%, 04/18/2024 (A)		676	713
5.500%, 01/27/2025		1,620	1,670
Dominican Republic International Bond
8.900%, 02/15/2023	DOP	115,850	2,400
7.500%, 05/06/2021	$	1,446	1,559
6.875%, 01/29/2026		604	677
6.875%, 01/29/2026		3,126	3,501
6.850%, 01/27/2045		240	261
6.500%, 02/15/2048		7,060	7,325
5.950%, 01/25/2027		4,050	4,287
5.500%, 01/27/2025		46	47

			33,510

Ecuador — 1.3%
Ecuador Government Bond
10.500%, 03/24/2020		331	358
10.500%, 03/24/2020 (A)		333	360
Ecuador Government International Bond
10.750%, 03/28/2022 (A)		2,628	2,970
9.650%, 12/13/2026 (A)		5,073	5,584
9.625%, 06/02/2027		1,148	1,265
8.875%, 10/23/2027		6,299	6,645
8.750%, 06/02/2023		900	958
7.950%, 06/20/2024		6,923	7,096
7.875%, 01/23/2028 (A)		4,277	4,277
7.875%, 01/23/2028		1,477	1,477
Petroamazonas EP
4.625%, 02/16/2020 (A)		1,926	1,863

			32,853

Egypt — 1.9%
Egypt Government Bond
14.800%, 01/30/2023	EGP	100,000	5,640
Egypt Government International Bond
7.903%, 02/21/2048 (A)	$	1,275	1,338
6.588%, 02/21/2028 (A)		4,577	4,627
5.577%, 02/21/2023 (A)		3,076	3,128
Egypt Government International Bond MTN
8.500%, 01/31/2047		13,660	15,293
8.500%, 01/31/2047 (A)		1,272	1,424
7.500%, 01/31/2027 (A)		367	397
7.500%, 01/31/2027		2,630	2,844
6.125%, 01/31/2022 (A)		1,751	1,814
Egypt Treasury Bills (C)
22.364%, 07/10/2018	EGP	12,000	640
18.399%, 03/27/2018		5,450	305
17.650%, 06/19/2018		61,300	3,299
17.075%, 10/02/2018		6,000	309
17.000%, 03/20/2018		75,250	4,230

			45,288

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
El Salvador — 0.5%
El Salvador Government Bond
7.650%, 06/15/2035	$	1,160	$1,223
6.375%, 01/18/2027		691	684
6.375%, 01/18/2027 (A)		1,316	1,303
5.875%, 01/30/2025		545	530
El Salvador Government International Bond
8.250%, 04/10/2032 (A)		183	206
7.750%, 01/24/2023		2,123	2,291
7.625%, 02/01/2041		1,375	1,451
7.375%, 12/01/2019		1,211	1,253
6.375%, 01/18/2027		1,104	1,093
5.875%, 01/30/2025 (A)		1,552	1,509
5.875%, 01/30/2025		226	220

			11,763

Gabon — 0.2%
Gabon Government Bond
6.950%, 06/16/2025 (A)		2,983	2,985
6.375%, 12/12/2024		1,874	1,841
Gabon Government International Bond
6.375%, 12/12/2024 (A)		403	396

			5,222

Ghana — 0.9%
Ghana Government Bond
24.750%, 07/19/2021	GHS	6,206	1,713
24.500%, 04/22/2019		2,588	629
24.000%, 09/09/2019		1,294	320
10.750%, 10/14/2030	$	8,481	11,370
8.125%, 01/18/2026		3,475	3,787
Ghana Government International Bond
7.875%, 08/07/2023		3,000	3,247

			21,066

Guatemala — 0.0%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024		290	303
6.875%, 02/06/2024 (A)		770	806

			1,109

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	497
6.250%, 01/19/2027 (A)		715	741

			1,238

Hungary — 1.4%
Hungary Government Bond
7.625%, 03/29/2041		7,342	10,628
5.500%, 06/24/2025	HUF	587,520	2,799
3.000%, 06/26/2024		2,683,530	11,098
3.000%, 10/27/2027		420,300	1,684
2.750%, 12/22/2026		325,000	1,291

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.750%, 10/26/2022	HUF	1,428,100	$5,622

			33,122

India — 0.1%
Vedanta Resources
8.250%, 06/07/2021	$	1,220	1,333
6.125%, 08/09/2024 (A)		727	731

			2,064

Indonesia — 7.7%
Eterna Capital Pte
6.000%, 12/11/2022		725	782
Indika Energy Capital II
6.875%, 04/10/2022		65	67
Indika Energy Capital III
5.875%, 11/09/2024		352	344
5.875%, 11/09/2024		489	477
Indo Energy Finance II
6.375%, 01/24/2023		1,632	1,647
Indonesia Government Bond
12.800%, 06/15/2021	IDR	230,000	20
11.000%, 09/15/2025		2,000,000	183
9.000%, 03/15/2029		185,595,000	15,418
8.375%, 03/15/2024		265,145,000	21,214
8.375%, 09/15/2026		50,581,000	4,056
8.250%, 06/15/2032		9,100,000	717
7.875%, 04/15/2019		22,848,000	1,713
7.000%, 05/15/2027		77,500,000	5,707
6.625%, 05/15/2033		47,731,000	3,316
6.625%, 02/17/2037	$	440	532
6.125%, 05/15/2028	IDR	18,170,000	1,269
5.625%, 05/15/2023		10,738,000	765
Indonesia Government International Bond
8.500%, 10/12/2035	$	1,453	2,068
8.500%, 10/12/2035		400	569
7.750%, 01/17/2038		3,240	4,390
7.000%, 05/15/2022	IDR	235,204,000	17,570
4.400%, 03/01/2028	$	868	868
4.350%, 01/08/2027 (A)		2,606	2,645
4.350%, 01/11/2048		2,144	2,038
Indonesia Government International Bond MTN
11.625%, 03/04/2019		1,006	1,095
11.625%, 03/04/2019 (A)		2,500	2,722
11.625%, 03/04/2019		258	281
6.750%, 01/15/2044 (A)		245	310
5.875%, 01/15/2024		9,475	10,432
5.875%, 01/15/2024		4,183	4,606
5.375%, 10/17/2023		624	671
5.250%, 01/17/2042		1,687	1,773
5.125%, 01/15/2045 (A)		2,041	2,112
4.750%, 01/08/2026		346	361
4.750%, 01/08/2026 (A)		2,291	2,388

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.125%, 01/15/2025	$	1,956	$1,965
4.125%, 01/15/2025		2,405	2,416
3.850%, 07/18/2027 (A)		1,618	1,587
3.750%, 06/14/2028	EUR	6,250	8,690
3.375%, 04/15/2023 (A)	$	3,263	3,206
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	106,229,000	8,708
8.375%, 03/15/2034		126,217,000	9,961
8.250%, 07/15/2021		28,050,000	2,167
8.250%, 05/15/2036		113,416,000	8,884
7.500%, 08/15/2032		58,860,000	4,367
7.500%, 05/15/2038		118,213,000	8,684
Majapahit Holding BV
7.750%, 01/20/2020	$	1,676	1,811
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	1,927
Pertamina Persero
6.500%, 05/27/2041 (A)		820	938
6.000%, 05/03/2042 (A)		1,344	1,448
5.250%, 05/23/2021		575	603
4.875%, 05/03/2022 (A)		550	571
Pertamina Persero MTN
6.450%, 05/30/2044 (A)		1,285	1,464
5.625%, 05/20/2043		448	461
5.625%, 05/20/2043		1,430	1,471
Perusahaan Listrik Negara MTN
5.250%, 10/24/2042		2,480	2,440

			188,895

Iraq — 0.8%
Iraq Government International Bond
6.752%, 03/09/2023 (A)		2,614	2,679
5.800%, 01/15/2028		17,139	16,530

			19,209

Israel — 0.0%
Israel Electric MTN
4.250%, 08/14/2028 (A)		1,041	1,024

Ivory Coast — 1.0%
Ivory Coast Government International Bond
6.375%, 03/03/2028		918	931
6.125%, 06/15/2033		638	616
6.125%, 06/15/2033 (A)		7,104	6,855
5.750%, 12/31/2032		3,527	3,408
5.750%, 12/31/2032		6,695	6,470
5.750%, 12/31/2032 (B)		1,232	1,190
5.125%, 06/15/2025	EUR	4,330	5,545

			25,015

Jamaica — 0.1%
Digicel Group
7.125%, 04/01/2022 (A)	$	494	429

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Jamaica Government International Bond
6.750%, 04/28/2028	$	838	$936

			1,365

Jordan — 0.5%
Jordan Government International Bond
7.375%, 10/10/2047		3,964	4,183
7.375%, 10/10/2047 (A)		2,469	2,606
6.125%, 01/29/2026		1,611	1,651
5.750%, 01/31/2027		3,375	3,350

			11,790

Kazakhstan — 1.2%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	871
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023 (A)		1,373	1,372
4.625%, 05/24/2023		2,817	2,816
4.625%, 05/24/2023		3,653	3,651
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		6,760	8,293
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	564
KazMunaiGaz Finance Sub
7.000%, 05/05/2020		2,009	2,147
KazMunaiGaz Finance Sub MTN
6.375%, 04/09/2021		2,610	2,800
KazMunayGas National
7.000%, 05/05/2020 (A)		369	394
5.750%, 04/19/2047 (A)		3,931	3,963
KazTransGas JSC
4.375%, 09/26/2027 (A)		1,803	1,727
Nostrum Oil & Gas Finance BV
7.000%, 02/16/2025 (A)		655	641

			29,239

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048		2,374	2,436
7.250%, 02/28/2028 (A)		3,361	3,401
6.875%, 06/24/2024		650	670
6.875%, 06/24/2024 (A)		792	817
5.875%, 06/24/2019 (A)		1,182	1,213

			8,537

Lithuania — 0.1%
Lithuania Government International Bond
6.625%, 02/01/2022		2,750	3,094

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Luxembourg — 0.1%
Rede D’Or Sao Luiz SA
4.950%, 01/17/2028	$	3,479	$3,370

Malaysia — 3.7%
1MDB Energy
5.990%, 05/11/2022		1,000	1,065
1MDB Global Investments
4.400%, 03/09/2023		15,300	14,780
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	288
4.935%, 09/30/2043		2,000	522
4.392%, 04/15/2026		8,423	2,197
4.378%, 11/29/2019		9,271	2,409
4.232%, 06/30/2031		9,500	2,366
4.181%, 07/15/2024		22	6
4.160%, 07/15/2021		1,810	472
4.070%, 09/30/2026		21,973	5,515
4.059%, 09/30/2024		17,428	4,477
4.048%, 09/30/2021		1,000	259
3.955%, 09/15/2025		19,405	4,935
3.900%, 11/30/2026		4,815	1,211
3.892%, 03/15/2027		2,325	583
3.844%, 04/15/2033		3,000	714
3.800%, 08/17/2023		27,705	7,056
3.795%, 09/30/2022		2,000	511
3.759%, 03/15/2019		43,659	11,212
3.659%, 10/15/2020		2,606	669
3.654%, 10/31/2019		8,500	2,182
3.620%, 11/30/2021		13,670	3,510
3.580%, 09/28/2018		13,649	3,494
3.502%, 05/31/2027		1,050	252
3.492%, 03/31/2020		40,450	10,341
3.480%, 03/15/2023		7,094	1,786
3.418%, 08/15/2022		4,983	1,254
3.260%, 03/01/2018		20,500	5,234

			89,300

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)	$	1,819	1,929

Mexico — 9.0%
Alfa
6.875%, 03/25/2044		2,625	2,750
America Movil
7.125%, 12/09/2024	MXN	23,310	1,147
6.000%, 06/09/2019		14,350	735
Axtel
6.375%, 11/14/2024 (A)	$	704	717
Banco Inbursa Institucion de Banca Multiple
4.375%, 04/11/2027 (A)		839	819

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026	$	1,062	$1,043
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		3,115	3,061
Cemex
7.750%, 04/16/2026		990	1,109
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,504
5.750%, 02/14/2042 (A)	$	570	590
4.750%, 02/23/2027 (A)		884	894
Elementia
5.500%, 01/15/2025		970	989
Mexican Bonos
10.000%, 12/05/2024	MXN	884,058	52,855
8.500%, 12/13/2018		10,145	540
8.500%, 05/31/2029		74,513	4,188
8.500%, 11/18/2038		52,129	2,939
7.750%, 05/29/2031		53,556	2,839
7.750%, 11/23/2034		41,985	2,213
7.750%, 11/13/2042		62,850	3,281
7.500%, 06/03/2027		351,478	18,442
6.500%, 06/10/2021		239,934	12,326
6.500%, 06/09/2022		164,930	8,404
5.750%, 03/05/2026		75,293	3,546
5.000%, 12/11/2019		185,740	9,411
Mexican Bonos, Ser M20
8.000%, 12/07/2023		26	1
Mexico City Airport Trust
5.500%, 07/31/2047 (A)	$	1,810	1,690
5.500%, 07/31/2047		1,950	1,821
Mexico Government International Bond
4.600%, 02/10/2048		649	609
3.750%, 01/11/2028		8,765	8,397
Mexico Government International Bond MTN
5.750%, 10/12/2110		6,100	6,161
Petroleos Mexicanos
9.500%, 09/15/2027		215	281
7.470%, 11/12/2026	MXN	201,754	9,349
7.190%, 09/12/2024		242,573	11,474
6.625%, 06/15/2035	$	7,384	7,637
6.625%, 06/15/2038		2,871	2,902
6.500%, 03/13/2027 (A)		1,904	2,035
6.500%, 03/13/2027		1,224	1,308
6.500%, 06/02/2041		610	610
6.375%, 01/23/2045		2,384	2,313
5.625%, 01/23/2046		1,176	1,053
5.350%, 02/12/2028 (A)		1,846	1,815
4.875%, 01/24/2022		1,938	1,987
4.250%, 01/15/2025		650	628

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (A)	$	108	$110
6.750%, 09/21/2047		1,711	1,740
6.750%, 09/21/2047		3,746	3,809
6.500%, 03/13/2027 (A)		552	590
6.375%, 01/23/2045 (A)		1,016	986
4.875%, 02/21/2028	EUR	5,491	7,233
4.625%, 09/21/2023 (A)	$	1,599	1,607
4.250%, 01/15/2025		4,100	3,962

			219,450

Mongolia — 0.5%
Mongolia Government International Bond
5.625%, 05/01/2023		5,198	5,159
Mongolia Government International Bond MTN
10.875%, 04/06/2021 (A)		1,813	2,113
8.750%, 03/09/2024		4,459	5,069
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		453	492
9.375%, 05/19/2020		470	511

			13,344

Montenegro — 0.0%
Montenegro Government International Bond
5.750%, 03/10/2021 (A)	EUR	742	995

Morocco — 0.3%
Morocco Government International Bond
3.500%, 06/19/2024		2,020	2,729
OCP
6.875%, 04/25/2044 (A)	$	1,950	2,179
5.625%, 04/25/2024		2,725	2,869

			7,777

Netherlands — 0.0%
IHS Netherlands Holdco BV
9.500%, 10/27/2021 (A)		598	639

Nigeria — 1.7%
Nigeria Government International Bond
7.875%, 02/16/2032		7,867	8,479
7.875%, 02/16/2032 (A)		723	779
7.696%, 02/23/2038		443	460
7.143%, 02/23/2030		1,222	1,254
7.143%, 02/23/2030 (A)		3,729	3,828
5.625%, 06/27/2022		1,880	1,922
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		1,013	1,040
6.500%, 11/28/2027 (A)		8,478	8,572
Nigeria OMO Bills (C)
17.546%, 06/07/2018	NGN	161,773	433
15.351%, 08/23/2018		764,237	1,979

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Nigeria Treasury Bills (C)
24.663%, 04/05/2018	NGN	725,054	$1,988
22.581%, 08/02/2018		2,189,000	5,721
19.799%, 04/12/2018		1,279,287	3,500
14.312%, 09/13/2018		535,000	1,372
14.310%, 08/30/2018		375,000	969

			42,296

Oman — 1.0%
Oman Government International Bond
6.750%, 01/17/2048	$	4,732	4,701
6.500%, 03/08/2047 (A)		3,065	3,004
6.500%, 03/08/2047		2,328	2,281
5.625%, 01/17/2028 (A)		1,001	996
5.625%, 01/17/2028		10,162	10,111
5.375%, 03/08/2027 (A)		1,019	1,011
4.750%, 06/15/2026 (A)		993	954
4.125%, 01/17/2023 (A)		1,001	970
3.625%, 06/15/2021		1,296	1,270

			25,298

Panama — 0.1%
Panama Government Bond
9.375%, 04/01/2029		1,095	1,615
8.125%, 04/28/2034		699	956

			2,571

Paraguay — 0.1%
Paraguay Government Bond
4.625%, 01/25/2023		793	813
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	204
6.750%, 12/13/2022		900	921

			1,938

Peru — 1.5%
Abengoa Transmission Sur
6.875%, 04/30/2043 (A)		325	354
Cerro del Aguila
4.125%, 08/16/2027 (A)		1,075	1,036
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,825
Peru Enhanced Pass-Through Finance (C)
0.338%, 05/31/2018	$	27	27
0.325%, 05/31/2018 (A)		30	30
Peru Government Bond
6.900%, 08/12/2037	PEN	3,037	1,075
6.350%, 08/12/2028		2,235	765
6.150%, 08/12/2032 (A)		17,614	5,915
Peruvian Government International Bond
8.200%, 08/12/2026		22,578	8,628
6.950%, 08/12/2031		9,775	3,510
6.950%, 08/12/2031		895	321
6.900%, 08/12/2037		6,677	2,364

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.850%, 02/12/2042	PEN	882	$306
6.350%, 08/12/2028 (A)		1,999	684
6.350%, 08/12/2028		2,539	869
6.350%, 08/12/2028		864	296
5.700%, 08/12/2024 (A)		7,721	2,581
5.700%, 08/12/2024		1,883	630
3.750%, 03/01/2030	EUR	2,958	4,288
Petroleos del Peru
5.625%, 06/19/2047 (A)	$	539	545
4.750%, 06/19/2032 (A)		904	884

			36,933

Philippines — 0.0%
Philippines Government Bond
3.900%, 11/26/2022	PHP	52,000	994

Poland — 3.1%
Poland Government Bond
5.750%, 09/23/2022	PLN	38,104	12,691
5.750%, 04/25/2029		3,070	1,100
4.000%, 10/25/2023		8,415	2,616
3.250%, 07/25/2025		51,455	15,162
2.750%, 08/25/2023		8,624	2,809
2.500%, 07/25/2026		42,555	11,799
2.500%, 07/25/2027		54,574	14,950
2.250%, 04/25/2022		17,940	5,208
2.000%, 04/25/2021		3,980	1,161
1.750%, 07/25/2021		15,400	4,440
1.312%, 10/25/2018 (C)		4,306	1,245
1.134%, 04/25/2019 (C)		5,737	1,647

			74,828

Qatar — 0.6%
Ooredoo International Finance MTN
3.750%, 06/22/2026	$	1,250	1,203
Qatar Government International Bond
9.750%, 06/15/2030		3,987	5,971
3.250%, 06/02/2026		7,550	7,124

			14,298

Romania — 0.4%
Romania Government Bond
5.800%, 07/26/2027	RON	20,580	5,888
Romanian Government International Bond MTN
3.875%, 10/29/2035	EUR	2,130	2,806
2.500%, 02/08/2030		1,407	1,694

			10,388

Russia — 6.4%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)	$	1,626	1,671
Gazprom OAO Via Gaz Capital
4.250%, 04/06/2024	GBP	2,380	3,444

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
GTH Finance BV
6.250%, 04/26/2020	$	860	$894
GTLK Europe DAC
5.950%, 07/19/2021		640	667
Petropavlovsk 2016
8.125%, 11/14/2022 (A)		1,100	1,074
Ritekro
16.895%, 11/07/2022 (C)(D)(E)(H)		538	319
Rusal Capital DAC
5.125%, 02/02/2022		1,280	1,265
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	1,005,241	19,418
7.750%, 09/16/2026		1,253,653	23,549
7.700%, 03/23/2033		1,692,656	31,509
7.600%, 07/20/2022		212,368	3,938
7.050%, 01/19/2028		1,193,778	21,421
7.000%, 01/25/2023		109,189	1,983
7.000%, 08/16/2023		309,500	5,616
6.800%, 12/11/2019		221,790	3,971
6.700%, 05/15/2019		418,003	7,456
6.500%, 11/24/2021 (B)		24,270	431
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	$	3,200	3,528
5.250%, 06/23/2047		6,400	6,652
5.000%, 04/29/2020		8,300	8,634
Russian Railways Via RZD Capital
7.487%, 03/25/2031	GBP	1,726	3,014
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024 (A)	$	2,681	2,718
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		1,068	1,085
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,635	1,746
6.800%, 11/22/2025		240	273
6.800%, 11/22/2025 (A)		600	683

			156,959

Senegal — 0.1%
Senegal Government International Bond
6.250%, 05/23/2033 (A)		1,452	1,439

Serbia — 0.6%
Serbia Government Bond
7.250%, 09/28/2021		5,320	5,905
Serbia International Bond
7.250%, 09/28/2021 (A)		300	333
7.250%, 09/28/2021		6,100	6,770
4.875%, 02/25/2020		1,000	1,023

			14,031

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
South Africa — 6.9%
Eskom Holdings SOC
7.125%, 02/11/2025 (A)	$	1,076	$1,129
7.125%, 02/11/2025		2,330	2,445
South Africa Government Bond
10.500%, 12/21/2026	ZAR	472,812	45,920
9.000%, 01/31/2040		246,667	20,763
8.875%, 02/28/2035		156,800	13,207
8.750%, 01/31/2044		56,061	4,588
8.750%, 02/28/2048		213,891	17,535
8.500%, 01/31/2037		120,200	9,701
8.250%, 03/31/2032		55,612	4,511
8.000%, 01/31/2030		82,514	6,692
7.750%, 02/28/2023		83,875	7,182
7.250%, 01/15/2020		10,900	932
7.000%, 02/28/2031		156,094	11,519
6.500%, 02/28/2041		41,359	2,650
6.250%, 03/31/2036		164,980	10,645
5.650%, 09/27/2047	$	4,644	4,575
4.875%, 04/14/2026		585	586
4.300%, 10/12/2028		2,424	2,280
Stillwater Mining
7.125%, 06/27/2025 (A)		945	967
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	16,660	1,405

			169,232

South Korea — 0.1%
Korea Housing Finance
3.000%, 10/31/2022 (A)	$	1,361	1,335

Sri Lanka — 0.6%
Sri Lanka Government Bonds
11.750%, 06/15/2027	LKR	340,000	2,360
11.500%, 12/15/2021		353,000	2,390
11.500%, 08/01/2026		8,000	55
Sri Lanka Government International Bond
6.850%, 11/03/2025	$	2,015	2,110
6.825%, 07/18/2026 (A)		1,612	1,677
6.825%, 07/18/2026		800	832
6.250%, 07/27/2021		1,147	1,189
6.200%, 05/11/2027		481	477
5.875%, 07/25/2022 (A)		1,496	1,524
5.875%, 07/25/2022		1,997	2,035

			14,649

Supra-National — 0.6%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		1,274	1,285
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	982
7.200%, 07/09/2019	IDR	50,280,000	3,712

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	73,150,000	$5,753
7.350%, 09/12/2018		24,590,000	1,801

			13,533

Thailand — 1.5%
Bank of Thailand Bills (C)
1.265%, 03/02/2018	THB	62,100	1,976
1.153%, 03/15/2018		160,000	5,095
1.086%, 04/05/2018		45,000	1,432
1.194%, 08/30/2018		167,000	5,289
PTTEP Treasury Center
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.177%, 12/18/2166 (A)	$	866	873
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	122
5.125%, 03/13/2018		105,000	3,350
4.875%, 06/22/2029		35,000	1,354
3.875%, 06/13/2019		43,000	1,415
3.650%, 06/20/2031		109,000	3,765
3.625%, 06/16/2023		130,000	4,501
3.400%, 06/17/2036		89,500	2,969
2.550%, 06/26/2020		75,000	2,450
2.000%, 12/17/2022		60,000	1,924

			36,515

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.625%, 02/17/2024	EUR	2,780	3,458

Turkey — 6.1%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (A)	$	200	204
5.375%, 10/24/2023 (A)		1,487	1,487
5.000%, 09/23/2021 (A)		674	676
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,227
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023		1,789	1,808
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		1,710	1,708
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,561	1,550
5.125%, 09/29/2023 (A)		996	974
4.750%, 04/29/2021 (A)		756	749
Turk Telekomunikasyon
4.875%, 06/19/2024		2,550	2,540
Turkey Government Bond
12.200%, 01/18/2023	TRY	59,506	15,731
11.875%, 01/15/2030	$	2,275	3,434
11.100%, 05/15/2019	TRY	6,500	1,677

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
11.000%, 03/02/2022	TRY	22,690	$5,758
11.000%, 02/24/2027		41,458	10,532
10.700%, 02/17/2021		18,532	4,674
10.600%, 02/11/2026		17,850	4,436
10.500%, 08/11/2027		20,724	5,104
10.400%, 03/27/2019		4,090	1,050
10.400%, 03/20/2024		2,700	673
9.500%, 01/12/2022		9,830	2,378
9.400%, 07/08/2020		17,440	4,302
9.200%, 09/22/2021		14,692	3,522
9.000%, 07/24/2024		15,540	3,609
8.500%, 07/10/2019		3,590	896
8.500%, 09/14/2022		10,751	2,490
8.300%, 06/20/2018		2,346	608
7.400%, 02/05/2020		8,205	1,969
7.375%, 02/05/2025	$	7,925	8,884
7.100%, 03/08/2023	TRY	8,160	1,766
7.000%, 03/11/2019	$	779	806
7.000%, 06/05/2020		3,686	3,920
6.875%, 03/17/2036		1,630	1,720
6.750%, 04/03/2018		1,886	1,892
6.750%, 05/30/2040		1,998	2,077
6.625%, 02/17/2045		1,226	1,241
6.000%, 03/25/2027		7,435	7,616
6.000%, 01/14/2041		1,091	1,038
5.750%, 03/22/2024		245	254
5.625%, 03/30/2021		769	799
5.125%, 03/25/2022		1,520	1,556
4.875%, 10/09/2026		850	812
4.875%, 04/16/2043		2,860	2,342
4.250%, 04/14/2026		2,239	2,068
3.000%, 08/02/2023	TRY	9,936	2,642
Turkey Government International Bond
5.750%, 05/11/2047	$	6,319	5,711
5.125%, 02/17/2028		9,508	9,080
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+4.220%, 05/24/2027 (A)		2,672	2,647
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.117%, 06/29/2028 (A)		399	399
Turkiye Is Bankasi MTN
6.125%, 04/25/2024		2,990	2,969
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	622

			148,627

Ukraine — 3.1%
Ukraine Government International Bond
7.750%, 09/01/2020 (A)		3,921	4,124
7.750%, 09/01/2021 (A)		5,226	5,530
7.750%, 09/01/2021		1,790	1,894

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 09/01/2022 (A)	$	3,769	$3,976
7.750%, 09/01/2023 (A)		859	900
7.750%, 09/01/2024		4,139	4,294
7.750%, 09/01/2024 (A)		1,123	1,165
7.750%, 09/01/2025		2,326	2,396
7.750%, 09/01/2025 (A)		9,380	9,662
7.750%, 09/01/2026 (A)		1,977	2,031
7.750%, 09/01/2026		6,778	6,963
7.750%, 09/01/2027		2,760	2,833
7.750%, 09/01/2027 (A)		8,268	8,487
7.375%, 09/25/2032 (A)		13,540	13,137
2.793%, 05/31/2040 (A)(F)		8,659	5,845
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		2,211	2,350

			75,587

United Arab Emirates — 0.2%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (A)		1,878	1,833
3.650%, 11/02/2029 (A)		1,873	1,784
MAF Global Securities
5.500%, VAR USD Swap Semi 30/360 5 Year Curr+3.476%, 12/29/2049		1,250	1,252

			4,869

United Kingdom — 0.0%
MARB BondCo
6.875%, 01/19/2025 (A)		405	387

Uruguay — 0.9%
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	12,830	463
9.875%, 06/20/2022 (A)		46,470	1,676
8.500%, 03/15/2028 (A)		244,947	8,151
5.100%, 06/18/2050	$	4,049	4,205
4.375%, 10/27/2027		4,199	4,329
4.375%, 12/15/2028	UYU	39,709	1,539
4.125%, 11/20/2045	$	367	346
Uruguay Monetary Regulation Bills (C)
9.288%, 02/08/2019	UYU	25,460	832
9.217%, 09/21/2018		13,474	453

			21,994

Venezuela — 0.7%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)	$	3,202	874
6.000%, 05/16/2024 (G)		14,391	3,644
6.000%, 05/16/2024 (G)		1,777	450
6.000%, 05/16/2024 (G)		7,900	2,000
6.000%, 11/15/2026 (G)		13,174	3,306
5.500%, 04/12/2037 (G)		1,620	406
5.375%, 04/12/2027 (G)		6,546	1,630
Venezuela Government International Bond
9.250%, 09/15/2027		3,400	952

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.250%, 10/13/2024 (G)	$	2,110	$564
7.750%, 10/13/2019 (G)		12,479	3,276

			17,102

Zambia — 0.2%
Zambia Government Bond
8.970%, 07/30/2027		1,590	1,696
8.500%, 04/14/2024		30	32
Zambia Government International Bond
8.500%, 04/14/2024 (A)		1,865	1,970
5.375%, 09/20/2022 (A)		451	427

			4,125

Total Global Bonds (Cost $2,284,161) ($ Thousands)			2,309,013

Total Investments in Securities — 94.6% (Cost $2,284,161) ($ Thousands)			$2,309,013

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Bobl	(381)	Mar-2018	$(60,449)	$(60,892)	$171
Euro-Bund	(98)	Mar-2018	(19,339)	(19,057)	148
Euro-Bund	(56)	Jun-2018	(10,786)	(10,707)	(1)
Euro-Bund	(212)	Mar-2018	(40,907)	(41,226)	934
Euro-Buxl 30 Year Bond	(62)	Mar-2018	(12,243)	(12,215)	369
JSE Bond Future R2030	285	May-2018	2,288	2,360	52
JSE Bond Future R208	93	May-2018	777	788	4
Long Gilt 10-Year Bond	(30)	Jun-2018	(5,068)	(5,005)	(7)
U.S. 5-Year Treasury Note	111	Jun-2018	12,646	12,646	1
U.S. 10-Year Treasury Note	(352)	Mar-2018	(42,391)	(42,471)	(80)
U.S. 10-Year Treasury Note	319	Mar-2018	39,412	38,489	(923)
U.S. 10-Year Treasury Note	88	Jun-2018	10,536	10,564	28
U.S. 10-Year Treasury Note	340	Jun-2018	40,753	40,816	63
U.S. Ultra Long Treasury Bond	(29)	Jun-2018	(4,461)	(4,520)	(59)
U.S. Ultra Long Treasury Bond	10	Mar-2018	1,546	1,567	21

			$(87,686)	$(88,863)	$721

A list of the open forward foreign currency contracts held by the Fund at February 28, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/05/18 - 03/21/18	USD	29,463	EUR	23,626	$(640)
Citigroup	03/06/18 - 04/24/18	USD	5,304	BRL	17,497	56
Citigroup	05/02/18	EUR	5,517	HUF	1,734,824	10
Citigroup	03/08/18	EUR	4,340	HUF	1,339,214	(91)
Citigroup	03/21/18	HUF	816,110	EUR	2,607	9
Citigroup	03/08/18	HUF	1,734,824	EUR	5,520	(6)
Citigroup	03/21/18	USD	1,637	RON	6,410	42
Citigroup	03/09/18	USD	1,631	RON	6,100	(34)
Citigroup	03/21/18	USD	26,084	PLN	92,412	900
Citigroup	03/09/18	USD	15,478	PLN	51,552	(430)
Citigroup	03/12/18	KRW	6,788,094	USD	6,395	124
Citigroup	03/15/18	EUR	7,967	USD	9,772	46
Citigroup	03/15/18	USD	20,131	CZK	415,540	(161)
Citigroup	03/16/18 - 03/21/18	USD	26,332	CLP	16,195,916	902
Citigroup	03/16/18 - 05/29/18	RUB	997,539	USD	17,393	(221)
Citigroup	03/19/18	EUR	12,570	PLN	52,599	6
Citigroup	03/21/18 - 04/05/18	EUR	17,772	PLN	73,890	(135)
Citigroup	03/20/18	EUR	5,444	RON	25,407	8
Citigroup	03/01/19	EUR	8,286	RON	39,875	(2)
Citigroup	03/21/18	USD	2,650	CNY	16,748	(7)
Citigroup	03/21/18	USD	2,920	ARS	53,612	(281)
Citigroup	03/21/18	USD	8,400	HUF	2,085,310	(287)
Citigroup	03/21/18 - 06/20/18	USD	19,294	EGP	376,321	1,837
Citigroup	03/21/18	SGD	21,983	USD	16,320	(305)
Citigroup	03/21/18	PLN	29,350	USD	8,785	215
Citigroup	03/21/18	PLN	3,320	USD	940	(29)
Citigroup	03/21/18 - 04/16/18	USD	36,867	RUB	2,197,352	2,059
Citigroup	03/21/18 - 03/23/18	USD	61,840	THB	1,994,288	1,744

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/21/18 - 04/03/18	ARS	66,195	USD	3,328	79
Citigroup	03/21/18	TWD	77,719	USD	2,672	$12
Citigroup	03/21/18	PEN	86,530	USD	26,868	353
Citigroup	03/21/18	CZK	257,830	USD	12,086	(312)
Citigroup	03/21/18	INR	1,057,870	USD	16,238	55
Citigroup	05/02/18	CLP	270,531	USD	455	—
Citigroup	03/21/18	CLP	5,166,882	USD	7,971	(717)
Citigroup	03/23/18	COP	10,873,293	USD	3,793	3
Citigroup	03/21/18	COP	1,020,020	USD	334	(21)
Citigroup	03/22/18	USD	23,572	ZAR	309,156	2,542
Citigroup	04/06/18	ZAR	145,196	USD	12,493	254
Citigroup	03/22/18 - 03/26/18	ZAR	272,560	USD	21,609	(1,412)
Citigroup	03/23/18	TRY	38,898	USD	10,190	37
Citigroup	03/23/18	USD	10,007	TRY	38,362	7
Citigroup	03/23/18 - 09/19/18	USD	29,367	TRY	111,878	(1,160)
Citigroup	03/28/18	IDR	128,481,369	USD	9,370	56
Citigroup	04/09/18	EUR	4,033	CZK	102,871	20
Citigroup	04/09/18 - 05/07/18	EUR	16,639	CZK	420,253	(120)
Citigroup	04/12/18	MXN	223,712	USD	11,936	158
Citigroup	04/16/18	USD	2,530	PEN	8,280	6
Citigroup	05/07/18	USD	11,116	MXN	212,056	4
Citigroup	04/16/18 - 05/07/18	USD	2,167	MXN	40,598	(33)
Citigroup	04/30/18	USD	1,649	IDR	22,140,266	(49)
Citigroup	05/02/18	RON	19,617	EUR	4,200	—
Citigroup	05/02/18	RON	19,700	EUR	4,216	(2)
Citigroup	09/27/18	CZK	106,336	EUR	4,142	(42)
Goldman Sachs	04/09/18 - 04/16/18	BRL	18,463	USD	5,777	117
Goldman Sachs	03/02/18 - 03/06/18	BRL	83,070	USD	24,960	(609)
Goldman Sachs	03/05/18 - 03/21/18	EUR	2,819	USD	3,499	59
Goldman Sachs	03/21/18	USD	11,187	EUR	9,364	250
Goldman Sachs	03/05/18 - 03/21/18	USD	9,880	EUR	7,930	(197)
Goldman Sachs	03/06/18	USD	1,037	THB	33,276	23
Goldman Sachs	03/12/18	USD	4,665	MYR	19,054	196
Goldman Sachs	03/06/18	USD	1,380	MYR	5,392	(4)
Goldman Sachs	03/06/18	MYR	5,400	USD	1,382	4
Goldman Sachs	03/12/18	MYR	1,446	USD	365	(3)
Goldman Sachs	03/06/18	USD	3,390	BRL	11,152	41
Goldman Sachs	04/16/18 - 06/04/18	USD	7,118	BRL	23,229	(24)
Goldman Sachs	03/07/18	USD	5,073	AUD	6,430	(62)
Goldman Sachs	03/07/18	AUD	6,430	USD	5,098	87
Goldman Sachs	03/13/18	INR	303,303	USD	4,742	95
Goldman Sachs	03/16/18	USD	2,524	RUB	149,814	132
Goldman Sachs	03/16/18 - 04/16/18	USD	2,551	COP	7,494,239	61
Goldman Sachs	03/16/18	USD	147	COP	420,844	—
Goldman Sachs	03/16/18 - 05/29/18	RUB	1,117,579	USD	19,382	(424)
Goldman Sachs	03/16/18 - 04/16/18	COP	5,280,523	USD	1,857	17
Goldman Sachs	03/19/18	EUR	4,105	PLN	17,218	14
Goldman Sachs	03/19/18	PLN	17,098	EUR	4,113	31
Goldman Sachs	03/21/18	USD	811	IDR	11,141,465	(3)
Goldman Sachs	03/21/18	USD	2,667	RON	10,440	69
Goldman Sachs	03/21/18	GBP	4,480	USD	6,073	(105)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	03/21/18	USD	7,733	CNY	48,662	$(53)
Goldman Sachs	03/21/18	USD	8,031	CLP	5,152,730	633
Goldman Sachs	03/21/18	USD	1,404	HUF	362,340	5
Goldman Sachs	03/21/18 - 06/20/18	USD	9,840	HUF	2,493,305	(120)
Goldman Sachs	03/21/18	USD	4,347	MXN	85,050	147
Goldman Sachs	03/21/18	USD	6,904	MXN	129,160	(80)
Goldman Sachs	03/21/18	ARS	18,351	USD	936	33
Goldman Sachs	03/21/18	PEN	20,620	USD	6,355	36
Goldman Sachs	03/21/18 - 05/22/18	USD	22,263	ILS	77,495	85
Goldman Sachs	03/21/18 - 12/20/18	EUR	42,883	CZK	1,119,367	1,395
Goldman Sachs	03/21/18	EUR	348	CZK	8,840	—
Goldman Sachs	03/21/18	RON	51,790	EUR	11,094	(20)
Goldman Sachs	03/21/18	TWD	61,451	USD	2,117	15
Goldman Sachs	03/21/18	CNY	68,245	USD	10,495	(276)
Goldman Sachs	03/21/18	PHP	829,590	USD	16,335	454
Goldman Sachs	04/23/18	PHP	270,979	USD	5,148	(20)
Goldman Sachs	03/21/18	MXN	139,490	USD	7,491	120
Goldman Sachs	03/21/18	MXN	971,244	USD	50,622	(696)
Goldman Sachs	03/21/18	HUF	1,369,770	EUR	4,361	(3)
Goldman Sachs	03/21/18	HUF	4,386,281	USD	16,522	(544)
Goldman Sachs	03/21/18 - 04/30/18	IDR	112,255,810	USD	8,290	161
Goldman Sachs	03/22/18 - 03/26/18	USD	8,628	ZAR	110,579	710
Goldman Sachs	03/22/18 - 06/20/18	USD	14,886	ZAR	176,390	(113)
Goldman Sachs	03/22/18	ZAR	755,565	USD	58,458	(5,364)
Goldman Sachs	04/20/18	USD	5,130	JPY	542,913	(23)
Goldman Sachs	05/02/18	CLP	3,040,499	USD	5,057	(54)
Goldman Sachs	06/20/18	USD	3,360	CZK	75,090	273
Goldman Sachs	09/19/18	USD	15,761	TRY	59,514	(1,023)
Goldman Sachs	12/20/18	CZK	224,615	EUR	8,621	(236)
Goldman Sachs	01/16/19	USD	5,188	EGP	99,100	100
JPMorgan Chase Bank	03/02/18	USD	35,749	BRL	117,832	521
JPMorgan Chase Bank	03/02/18 - 04/03/18	BRL	136,603	USD	42,732	748
JPMorgan Chase Bank	03/02/18	BRL	15,970	USD	4,816	(100)
JPMorgan Chase Bank	03/05/18 - 05/03/18	USD	77,163	EUR	62,853	(355)
JPMorgan Chase Bank	03/05/18 - 05/03/18	EUR	98,485	USD	122,181	1,746
JPMorgan Chase Bank	03/05/18	EUR	40,300	USD	48,051	(1,113)
JPMorgan Chase Bank	03/06/18 - 05/07/18	USD	14,705	THB	467,170	198
JPMorgan Chase Bank	04/19/18	USD	131	THB	4,097	(1)
JPMorgan Chase Bank	03/06/18 - 04/09/18	USD	18,399	BRL	60,187	58
JPMorgan Chase Bank	05/07/18	USD	159	BRL	506	(4)
JPMorgan Chase Bank	05/02/18	EUR	157	HUF	49,328	—
JPMorgan Chase Bank	03/08/18	EUR	1,276	HUF	395,610	(20)
JPMorgan Chase Bank	03/09/18	USD	4,040	RON	15,101	(85)
JPMorgan Chase Bank	03/12/18	KRW	3,071,238	USD	2,873	36
JPMorgan Chase Bank	03/13/18 - 04/09/18	USD	9,506	IDR	128,638,289	(170)
JPMorgan Chase Bank	03/13/18 - 03/15/18	USD	9,696	INR	622,864	(156)
JPMorgan Chase Bank	03/13/18	IDR	95,973,677	USD	7,169	198
JPMorgan Chase Bank	03/15/18	CZK	8,304	USD	400	1
JPMorgan Chase Bank	03/15/18	USD	10,103	TRY	39,014	105
JPMorgan Chase Bank	12/19/18	USD	3,278	CZK	77,407	514
JPMorgan Chase Bank	03/15/18	USD	13,688	CZK	281,413	(163)

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/15/18	INR	319,561	USD	4,938	$44
JPMorgan Chase Bank	03/16/18	USD	7,715	CLP	4,650,304	105
JPMorgan Chase Bank	03/16/18	USD	8,398	COP	24,216,779	43
JPMorgan Chase Bank	03/16/18	USD	1,146	COP	3,250,743	(12)
JPMorgan Chase Bank	03/16/18 - 05/29/18	USD	21,030	RUB	1,230,215	634
JPMorgan Chase Bank	03/16/18 - 05/29/18	RUB	1,177,333	USD	19,851	(950)
JPMorgan Chase Bank	03/16/18	COP	8,378,882	USD	2,941	20
JPMorgan Chase Bank	03/19/18	PLN	2,226	EUR	535	3
JPMorgan Chase Bank	04/25/18	USD	3,143	ARS	65,214	8
JPMorgan Chase Bank	03/21/18	USD	642	ARS	11,768	(63)
JPMorgan Chase Bank	03/21/18	ARS	10,030	USD	515	21
JPMorgan Chase Bank	03/21/18	USD	14,973	MXN	293,410	531
JPMorgan Chase Bank	05/07/18	USD	564	MXN	10,759	—
JPMorgan Chase Bank	03/21/18	RON	44,448	USD	11,287	(360)
JPMorgan Chase Bank	03/21/18	TRY	80,830	USD	21,078	(34)
JPMorgan Chase Bank	03/21/18	RUB	163,261	USD	2,875	(18)
JPMorgan Chase Bank	03/23/18	TRY	3,984	USD	1,040	—
JPMorgan Chase Bank	03/23/18	COP	28,133,102	USD	9,798	(8)
JPMorgan Chase Bank	03/26/18	ZAR	89,064	USD	7,391	(128)
JPMorgan Chase Bank	03/26/18	PHP	266,303	USD	5,118	25
JPMorgan Chase Bank	03/27/18	USD	5,459	SGD	7,198	(15)
JPMorgan Chase Bank	03/28/18	IDR	80,619,464	USD	5,880	36
JPMorgan Chase Bank	04/02/18 - 05/02/18	USD	13,619	CLP	8,205,883	176
JPMorgan Chase Bank	04/03/18	ARS	55,753	USD	2,756	30
JPMorgan Chase Bank	04/16/18	ARS	112,533	USD	5,460	(3)
JPMorgan Chase Bank	04/05/18	EUR	1,134	PLN	4,746	—
JPMorgan Chase Bank	04/05/18	EUR	4,145	PLN	17,245	(32)
JPMorgan Chase Bank	04/09/18	EUR	377	CZK	9,591	—
JPMorgan Chase Bank	04/09/18	EUR	535	CZK	13,520	(3)
JPMorgan Chase Bank	04/09/18 - 04/20/18	USD	2,535	KRW	2,748,530	7
JPMorgan Chase Bank	04/16/18	EUR	6,851	RON	32,017	12
JPMorgan Chase Bank	04/16/18 - 04/24/18	USD	7,571	ARS	152,179	(203)
JPMorgan Chase Bank	04/16/18	MXN	46,537	USD	2,369	(80)
JPMorgan Chase Bank	05/02/18	CLP	132,914	USD	223	—
JPMorgan Chase Bank	05/07/18	PEN	840	USD	257	—
JPMorgan Chase Bank	05/07/18	USD	2,633	PEN	8,588	(5)
JPMorgan Chase Bank	05/07/18	THB	9,931	USD	316	(1)
JPMorgan Chase Bank	08/06/18	USD	1,291	KZT	425,000	14
JPMorgan Chase Bank	07/31/18	USD	1,298	KZT	421,254	(4)
JPMorgan Chase Bank	09/27/18	CZK	25,278	EUR	948	(56)
JPMorgan Chase Bank	12/19/18	EUR	10,897	CZK	288,610	528
Standard Bank	03/05/18	USD	4,823	SGD	6,400	16
Standard Bank	03/06/18 - 03/21/18	THB	530,280	USD	16,623	(282)
Standard Bank	03/08/18 - 03/21/18	USD	9,362	MYR	38,380	425
Standard Bank	03/09/18 - 03/21/18	MYR	23,294	USD	5,903	(40)
Standard Bank	03/12/18	USD	9,055	KRW	9,859,332	53
Standard Bank	03/21/18 - 04/09/18	USD	22,172	KRW	23,614,394	(347)
Standard Bank	03/16/18	USD	639	COP	1,811,326	(8)
Standard Bank	03/21/18	EUR	1,970	USD	2,337	(69)
Standard Bank	03/21/18 - 05/07/18	USD	7,034	THB	222,916	82

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	03/21/18	USD	7,201	MXN	134,980	$(70)
Standard Bank	04/30/18	USD	1,298	IDR	17,957,365	—
Standard Bank	03/21/18	USD	13,481	IDR	180,056,950	(417)
Standard Bank	03/21/18	CNY	63,183	USD	9,723	(249)
Standard Bank	03/21/18	TWD	102,299	USD	3,502	1
Standard Bank	03/21/18	TWD	58,802	USD	2,009	(4)
Standard Bank	03/22/18	USD	12,396	ZAR	170,267	1,986
Standard Bank	03/22/18	ZAR	44,195	USD	3,343	(390)
Standard Bank	03/23/18	TRY	21,768	USD	5,727	44
Standard Bank	03/23/18	TRY	26,238	USD	6,832	(17)
Standard Bank	04/04/18	USD	32,122	EUR	26,185	(103)
Standard Bank	04/06/18	ARS	20,655	USD	1,022	14
Standard Bank	05/07/18	USD	370	BRL	1,214	1
Standard Bank	04/09/18 - 06/01/18	USD	4,697	BRL	15,366	(7)
Standard Bank	05/07/18	USD	1,447	PEN	4,722	(3)
Standard Bank	05/08/18	USD	412	PHP	21,200	(8)
Standard Bank	05/29/18	USD	1,537	RUB	89,126	32
Standard Bank	05/29/18	RUB	25,714	USD	453	1
Standard Bank	09/19/18	USD	4,316	TRY	16,304	(278)
Standard Chartered	03/21/18	USD	20,057	CNY	131,425	686

						$3,623

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2018, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-Day MXN - TIIE	8.16%	Monthly	12/28/2026	MXN	21,000	$21	$–	$21
28-Day MXN - TIIE	7.92%	Monthly	01/22/2027	MXN	60,251	8	–	8
28-Day MXN - TIIE	7.35%	Monthly	10/25/2024	MXN	25,000	(28)	–	(28)
28-Day MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	16,200	(8)	–	(8)
28-Day MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	11,913	(16)	–	(16)
1.70%	6-Month HUF -BUBOR	Semi-Annual	01/22/2028	HUF	687,535	119	–	119
1.97%	6-Month CZK -PRIBOR	Semi-Annual	01/30/2028	CZK	20,000	(6)	–	(6)
6-Month PLN - WIBOR	2.76%	Semi-Annual	07/03/2027	PLN	3,500	17	–	17
3.01%	6-Month PLN - WIBOR	Semi-Annual	10/26/2027	PLN	21,000	(10)	–	(10)
28-Day MXN - TIIE	7.61%	Monthly	03/07/2024	MXN	86,000	(24)	–	(24)
1-Day BRL - CETIP	8.75%	Annual	01/04/2021	BRL	17,080	41	–	41
6-Month PLN - WIBOR	2.51%	Annual	01/10/2022	PLN	32,972	43	–	43
6-Month HUF - BUBOR	0.53%	Annual	02/05/2020	HUF	1,500,000	2	–	2
1-Day BRL - CETIP	9.15%	Annual	01/04/2021	BRL	8,188	41	–	41
28-Day MXN - TIIE	7.70%	Monthly	01/21/2022	MXN	6,000	1	–	–
28-Day MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	198,683	(373)	–	(373)
6-Month PLN - WIBOR	2.43%	Annual	01/11/2023	PLN	5,000	(7)	–	(7)
28-Day MXN - TIIE	7.58%	Monthly	01/28/2022	MXN	99,598	(13)	–	(13)
28-Day MXN - TIIE	6.75%	Monthly	06/23/2022	MXN	49,636	(89)	–	(89)

						$(281)	$–	$(282)

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.85%	6-Month HUF - BUBOR	Semi- Annual	10/10/2019	HUF	4,000,000	$(210)	$–	$(210)
Goldman Sachs	2.15%	3-Month KRW - KWCDC	Quarterly	11/09/2019	KRW	53,000,000	(8)	–	(8)
Standard Chartered	2.14%	3-Month KRW - KWCDC	Quarterly	11/09/2019	KRW	53,000,000	(3)	–	(3)
Goldman Sachs	1-Day BRL -CETIP	9.73%	Annual	01/02/2020	BRL	6,161	76	–	76
JPMorgan Chase	1-Day BRL -CETIP	9.61%	Annual	01/02/2020	BRL	5,083	59	–	59
JPMorgan Chase	1-Day BRL -CETIP	9.07%	Annual	01/02/2020	BRL	11,157	94	–	94
JPMorgan Chase	1-Day BRL -CETIP	11.46%	Annual	01/02/2020	BRL	6,073	142	–	142
Goldman Sachs	6-Month HUF -BUBOR	0.52%	Annual	01/18/2020	HUF	12,000,000	21	–	21
JPMorgan Chase	0.54%	6-Month CZK - PRIBOR	Semi- Annual	02/16/2020	CZK	320,000	231	–	231
	3-Month Moscow Prime
Goldman Sachs	Offered Rate - RUB	6.78%	Annual	02/22/2020	RUB	1,677,896	12	–	12
JPMorgan Chase	0.6925%	6-Month HUF - BUBOR	Semi- Annual	04/20/2020	HUF	2,100,000	(107)	–	(107)
Goldman Sachs	1-Day BRL - CETIP	12.73%	Annual	01/04/2021	BRL	13,491	664	–	664
JPMorgan Chase	1-Day BRL - CETIP	8.98%	Annual	01/04/2021	BRL	16,735	70	–	70
JPMorgan Chase	1-Day BRL - CETIP	10.23%	Annual	01/04/2021	BRL	250	4	–	4
JPMorgan Chase	1-Day BRL - CETIP	10.04%	Annual	01/04/2021	BRL	9,579	129	–	129
JPMorgan Chase	1-Day BRL - CETIP	9.61%	Annual	01/04/2021	BRL	6,884	67	–	66
JPMorgan Chase	1-Day BRL - CETIP	9.28%	Annual	01/04/2021	BRL	7,587	51	–	51
JPMorgan Chase	1-Day BRL - CETIP	8.87%	Annual	01/04/2021	BRL	11,980	40	–	40
JPMorgan Chase	1-Day BRL - CETIP	8.66%	Annual	01/04/2021	BRL	4,925	8	–	8
Goldman Sachs	28-Day MXN - TIIE	5.37%	Monthly	03/17/2021	MXN	62,000	(210)	–	(210)
JPMorgan Chase	1.38%	6-Month HUF - BUBOR	Semi- Annual	06/17/2021	HUF	875,267	(109)	–	(109)
JPMorgan Chase	6-Month PLN - WIBOR	2.42%	Annual	12/12/2021	PLN	5,000	4	–	4
Citibank	6-Month PLN - WIBOR	2.43%	Annual	12/14/2021	PLN	15,500	15	–	15
Goldman Sachs	1.27%	6-Month HUF - BUBOR	Semi- Annual	01/10/2022	HUF	2,251,935	(146)	–	(146)
JPMorgan Chase	0.73%	6-Month CZK - PRIBOR	Semi- Annual	02/10/2022	CZK	36,500	62	–	62
Goldman Sachs	0.87%	6-Month CZK - PRIBOR	Semi- Annual	03/09/2022	CZK	35,000	40	–	40
JPMorgan Chase	1.30%	6-Month HUF - BUBOR	Semi- Annual	04/06/2022	HUF	400,000	(41)	–	(41)
	1-Day-CLP - Sinacofi Chile
JPMorgan Chase	Interbank Rate Avg	3.43%	Semi- Annual	05/10/2022	CLP	933,434	7	–	7
JPMorgan Chase	0.96%	6-Month CZK - PRIBOR	Semi- Annual	05/17/2022	CZK	63,920	72	–	72
	1-Day-CLP - Sinacofi Chile
JPMorgan Chase	Interbank Rate Avg	3.41%	Semi- Annual	07/11/2022	CLP	1,400,000	6	–	6
	1D COP - COLUMBIA IBR
Goldman Sachs	Overnight Interbank	5.44%	Quarterly	09/07/2022	COP	3,265,247	7	–	7
Citibank	1.17%	6-Month CZK - PRIBOR	Semi- Annual	09/08/2022	CZK	42,855	40	–	40
Goldman Sachs	28-Day MXN - TIIE	5.90%	Monthly	09/12/2022	MXN	99,662	(365)	–	(365)
Goldman Sachs	6-Month HUF - BUBOR	0.84%	Annual	09/21/2022	HUF	2,000,000	(55)	–	(55)
	1D COP - COLUMBIA IBR
JPMorgan Chase	Overnight Interbank	5.38%	Quarterly	09/25/2022	COP	13,691,742	8	–	8
	1-Day-CLP - Sinacofi Chile
Goldman Sachs	Interbank Rate Avg	3.45%	Semi- Annual	10/25/2022	CLP	2,411,831	20	–	20
Standard Chartered	3.99%	CHINA 7-Day Repo Rate - CNY	Quarterly	11/08/2022	CNY	34,000	(45)	–	(45)
Goldman Sachs	2.16%	3-Month KRW - KWCDC	Quarterly	11/09/2022	KRW	11,000,000	40	–	40
Standard Chartered	2.14%	3-Month KRW - KWCDC	Quarterly	11/09/2022	KRW	11,000,000	50	–	50
Goldman Sachs	1-Day BRL - CETIP	11.99%	Annual	01/02/2023	BRL	3,000	154	–	154
Goldman Sachs	1-Year BRL-CDI	10.89%	Quarterly	01/03/2023	BRL	6,139	195	–	195
Goldman Sachs	28-Day MXN - TIIE	6.36%	Monthly	05/21/2025	MXN	29,801	(130)	–	(130)
Goldman Sachs	28-Day MXN - TIIE	6.21%	Monthly	12/08/2025	MXN	21,174	(110)	–	(110)
Goldman Sachs	28-Day MXN - TIIE	6.17%	Monthly	03/05/2026	MXN	63,199	(345)	–	(345)
JPMorgan Chase	28-Day MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(272)	–	(272)
Goldman Sachs	28-Day MXN - TIIE	6.38%	Monthly	09/16/2026	MXN	35,000	(177)	–	(177)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	1-Day-CLP - Sinacofi Chile Interbank Rate Avg	4.06%	Semi-Annual	06/02/2027	CLP	1,283,987	$5	$–	$5
Goldman Sachs	1.18%	6-Month CZK - PRIBOR	Semi-Annual	06/30/2027	CZK	100,000	281	–	281

							$340	$–	$340

Percentages are based on Net Assets of $2,441,183 ($ Thousands).

*	Non-income producing security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $314,963 ($ Thousands), representing 12.90% of the Net Assets of the Fund.
(B)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2018. The coupon on a step bond changes on a specified date.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered illiquid. The total value of such securities as of February 28, 2018 was $320 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Security is in default on interest payment.
(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2018 was $319 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

ARS — Argentine Peso

BADLAR — Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit Rate

CETIP — Central of Custody and Financial Settlement of Securities

CJSC — Closed Stock Joint Company

CLOIS — CLP Sinacofi Chile Interbank Rate Average

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IBR — Indicador Bancario del Referencia

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JIBOR — Jakarta Interbank Offered Rate

KRW — Korean Won

KWCDC — KRW Certificate of Deposit Rate

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OMO — Open Market Operation

OTC — Over the Counter

PEN— Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$–	$2,308,693	$320	$2,309,013

Total Investments in Securities	$–	$2,308,693	$320	$2,309,013

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,791	$—	$—	$1,791
Unrealized Depreciation	(1,070)	—	—	(1,070)
Forwards Contracts *
Unrealized Appreciation	—	26,610	—	26,610
Unrealized Depreciation	—	(22,987)	—	(22,987)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	292	—	292
Unrealized Depreciation	—	(574)	—	(574)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	2,673	—	2,673
Unrealized Depreciation	—	(2,333)	—	(2,333)

Total Other Financial Instruments	$721	$3,681	$—	$4,402

(1) A reconciliation of Level 3 investments is presented when the Fund has a signif-icant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Emerging Markets Debt Fund (Continued)

For the period ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 97.2%
U.S. Treasury Inflation-Protected Securities
1.875%, 07/15/2019	$5,712	$5,884
1.375%, 01/15/2020	6,940	7,105
1.250%, 07/15/2020	10,755	11,059
1.125%, 01/15/2021	12,307	12,595
0.625%, 07/15/2021	13,023	13,171
0.125%, 04/15/2019	17,912	17,927
0.125%, 04/15/2020	17,968	17,909
0.125%, 04/15/2021	15,575	15,431
0.125%, 01/15/2022	14,372	14,197
0.125%, 04/15/2022	15,182	14,943
0.125%, 07/15/2022	14,823	14,652
0.125%, 01/15/2023	14,892	14,612

Total U.S. Treasury Obligations (Cost $160,701) ($ Thousands)		159,485

Total Investments in Securities— 97.2% (Cost $160,701) ($ Thousands)		$159,485

Percentages are based on Net Assets of $164,012 ($ Thousands).

As of February 28, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 41.9%

Consumer Discretionary – 3.3%
Alimentation Couche-Tard
2.350%, 12/31/2019	$1,000	$992
2.074%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	3,020	3,023
CVS Health
2.250%, 12/05/2018	2,550	2,543
Daimler Finance North America
2.436%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	4,000	4,026
1.500%, 07/05/2019 (A)	6,300	6,196
Discovery Communications
2.200%, 09/20/2019	2,595	2,568
Ford Motor Credit
2.835%, 04/05/2021	2,500	2,500
2.704%, VAR ICE LIBOR USD 3 Month+1.000%, 01/09/2020	4,120	4,167
Ford Motor Credit LLC
5.000%, 05/15/2018	1,285	1,292
General Motors Financial
3.150%, 01/15/2020	750	751
2.650%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	4,120	4,166
2.400%, 05/09/2019	500	498
Historic Time Warner
6.875%, 06/15/2018	3,846	3,892
McDonald’s MTN
2.100%, 12/07/2018	1,000	998
Newell Brands
2.600%, 03/29/2019	1,000	996
Nissan Motor Acceptance MTN
2.302%, VAR ICE LIBOR USD 3 Month+0.580%, 01/13/2020 (A)	5,805	5,836
Time Warner Cable
6.750%, 07/01/2018	1,250	1,267

		45,711

Consumer Staples — 1.7%
Altria Group
9.700%, 11/10/2018	920	966
Anheuser-Busch InBev Worldwide
6.875%, 11/15/2019	1,000	1,067
2.200%, 08/01/2018	1,600	1,600
BAT Capital
2.423%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020 (A)	10,000	10,055
Baxalta
2.438%, VAR ICE LIBOR USD 3 Month+0.780%, 06/22/2018	710	711
Bayer US Finance LLC
2.375%, 10/08/2019 (A)	850	843

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Beam Suntory
1.750%, 06/15/2018	$800	$798
Conagra Brands
2.204%, VAR ICE LIBOR USD 3 Month+0.500%, 10/09/2020	1,100	1,101
Constellation Brands
2.000%, 11/07/2019	1,000	988
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	1,000	1,035
Molson Coors Brewing
2.250%, 03/15/2020	750	740
Mondelez International Holdings Netherlands
1.625%, 10/28/2019 (A)	1,200	1,180
Reynolds American
2.300%, 06/12/2018	1,142	1,142
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	1,000	985
Walgreens Boots Alliance
2.700%, 11/18/2019	900	897

		24,108

Energy — 0.7%
BP Capital Markets
2.305%, VAR ICE LIBOR USD 3 Month+0.630%, 09/26/2018	2,790	2,799
Enterprise Products Operating
6.650%, 04/15/2018	2,264	2,276
Enterprise Products Operating LLC
1.650%, 05/07/2018	4,475	4,471
Regency Energy Partners
5.875%, 03/01/2022	250	268
Williams Partners
3.600%, 03/15/2022	250	250

		10,064

Financials — 24.1%
American Campus Communities Operating Partnership
3.350%, 10/01/2020	1,500	1,515
American Express Credit MTN
2.117%, VAR ICE LIBOR USD 3 Month+0.330%, 05/03/2019	2,510	2,515
1.917%, VAR ICE LIBOR USD 3 Month+0.430%, 03/03/2020	6,240	6,261
1.875%, 11/05/2018	1,500	1,497
American Honda Finance MTN
2.729%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,000	1,007
ARC Properties Operating Partnership
3.000%, 02/06/2019	625	627

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Athene Global Funding
2.750%, 04/20/2020 (A)	$7,535	$7,475
Bank of America
6.875%, 11/15/2018	1,000	1,031
6.500%, 07/15/2018	1,000	1,015
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,455	1,440
Bank of America MTN
5.650%, 05/01/2018	2,000	2,011
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	515	508
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	11,335	11,142
Bank of Montreal
1.750%, 06/15/2021 (A)	23,925	23,049
Bank of Montreal MTN
2.149%, VAR ICE LIBOR USD 3 Month+0.600%, 12/12/2019	800	804
Bank of New York Mellon MTN
2.300%, 09/11/2019	1,500	1,490
Bank of Nova Scotia
2.125%, 09/11/2019	5,245	5,215
1.875%, 04/26/2021	3,325	3,228
Barclays
2.000%, 03/16/2018	2,250	2,250
Barclays Bank
2.165%, VAR ICE LIBOR USD 3 Month+0.460%, 01/11/2021	5,585	5,596
Berkshire Hathaway Finance
1.955%, VAR ICE LIBOR USD 3 Month+0.250%, 01/11/2019	2,465	2,470
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	7,360	7,212
2.093%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	5,355	5,359
1.600%, 09/06/2019	7,400	7,278
Capital One Financial
2.571%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	4,250	4,285
2.500%, 05/12/2020	4,630	4,575
Citibank
2.049%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	1,900	1,910
Citigroup
2.900%, 12/08/2021	9,200	9,081
2.500%, 07/29/2019	1,000	996
2.050%, 12/07/2018	2,600	2,593
1.750%, 05/01/2018	2,000	1,999
Citizens Bank MTN
2.300%, 12/03/2018	6,290	6,277
Credit Suisse NY
3.000%, 10/29/2021	4,429	4,403

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Discover Bank
2.600%, 11/13/2018	$1,000	$1,001
Goldman Sachs Group
6.150%, 04/01/2018	4,575	4,589
5.250%, 07/27/2021	6,875	7,326
2.550%, 10/23/2019	1,500	1,493
2.364%, VAR ICE LIBOR USD 3 Month+0.800%, 12/13/2019	4,310	4,348
HBOS MTN
6.750%, 05/21/2018 (A)	1,200	1,211
Huntington National Bank
2.200%, 11/06/2018	4,500	4,490
JPMorgan Chase
6.300%, 04/23/2019	3,500	3,648
2.686%, VAR ICE LIBOR USD 3 Month+0.680%, 06/01/2021	8,850	8,916
2.550%, 03/01/2021	3,000	2,961
JPMorgan Chase Bank
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	2,085	2,079
2.070%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	1,695	1,694
KeyBank
1.700%, 06/01/2018	2,295	2,292
1.600%, 08/22/2019	9,200	9,054
Macquarie Bank MTN
2.600%, 06/24/2019 (A)	650	649
Manufacturers & Traders Trust
2.015%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	3,765	3,765
MassMutual Global Funding II
1.550%, 10/11/2019 (A)	4,200	4,124
Morgan Stanley
5.750%, 01/25/2021	6,943	7,445
2.633%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	7,610	7,645
Morgan Stanley MTN
7.300%, 05/13/2019	1,500	1,579
6.625%, 04/01/2018	2,575	2,584
2.295%, VAR ICE LIBOR USD 3 Month+0.550%, 02/10/2021	2,000	2,005
National Bank of Canada MTN
2.109%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	6,050	6,088
Nationwide Building Society MTN
2.350%, 01/21/2020 (A)	600	593
New York Life Global Funding
1.950%, 09/28/2020 (A)	9,950	9,725
1.550%, 11/02/2018 (A)	4,540	4,518
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	973

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Bank
2.245%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	$3,605	$3,619
1.995%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	6,155	6,163
1.950%, 03/04/2019	2,000	1,988
1.800%, 11/05/2018	1,500	1,494
Pricoa Global Funding
1.450%, 09/13/2019	1,000	981
Protective Life Global Funding
1.555%, 09/13/2019 (A)	7,330	7,210
Regions Bank
2.250%, 09/14/2018	1,650	1,648
Royal Bank of Canada
2.100%, 10/14/2020	10,100	9,951
1.875%, 02/05/2020	13,355	13,171
Santander UK
2.350%, 09/10/2019	1,500	1,491
Sumitomo Mitsui Banking MTN
2.674%, VAR ICE LIBOR USD 3 Month+0.940%, 01/18/2019	5,250	5,283
SunTrust Bank
2.350%, 11/01/2018	1,507	1,506
2.302%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	4,000	4,026
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	6,420	6,395
UBS
2.304%, VAR ICE LIBOR USD 3 Month+0.320%, 05/28/2019 (A)	1,500	1,501
2.103%, VAR ICE LIBOR USD 3 Month+0.580%, 06/08/2020 (A)	8,000	8,037
UBS MTN
2.375%, VAR ICE LIBOR USD 3
Month+0.700%, 03/26/2018	1,500	1,501
WEA Finance LLC
2.700%, 09/17/2019 (A)	1,145	1,143
Wells Fargo Bank
2.400%, 01/15/2020	5,040	5,001
2.055%, VAR ICE LIBOR USD 3 Month+0.310%, 01/15/2021	5,500	5,496

		332,514

Health Care — 4.8%
Abbott Laboratories
2.350%, 11/22/2019	1,000	995
AbbVie
2.300%, 05/14/2021	735	717
2.000%, 11/06/2018	2,697	2,689
1.800%, 05/14/2018	750	749
Aetna
1.700%, 06/07/2018	1,920	1,917

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Allergan
1.350%, 03/15/2018	$4,565	$4,564
Allergan Funding SCS
2.350%, 03/12/2018	5,730	5,731
Allergan Sales LLC
5.000%, 12/15/2021 (A)	500	526
Amgen
2.261%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	4,165	4,176
2.131%, VAR ICE LIBOR USD 3 Month+0.320%, 05/10/2019	2,078	2,082
Anthem
2.300%, 07/15/2018	1,214	1,214
Baxalta
2.000%, 06/22/2018	7,240	7,231
Boston Scientific
6.000%, 01/15/2020	750	791
Catholic Health Initiatives
2.600%, 08/01/2018	2,185	2,190
Celgene
2.750%, 02/15/2023	1,400	1,358
Cigna
4.500%, 03/15/2021	850	881
Dignity Health
2.637%, 11/01/2019	4,181	4,165
Gilead Sciences
1.876%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	7,900	7,908
HCA
3.750%, 03/15/2019	300	302
Humana
2.500%, 12/15/2020	855	844
McLaren Health Care
1.964%, 05/15/2018	1,270	1,267
Medtronic
4.450%, 03/15/2020	1,000	1,032
Mylan
2.500%, 06/07/2019	3,295	3,275
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	1,000	997
Teva Pharmaceuticals
1.700%, 07/19/2019	8,315	8,113
Universal Health Services
3.750%, 08/01/2019 (A)	750	756

		66,470

Industrials — 1.6%
Air Lease
2.125%, 01/15/2020	825	813
America West Airlines, Pass-Through Trust,
Ser 1999-1
7.930%, 01/02/2019	192	199

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BAE Systems Holdings
6.375%, 06/01/2019 (A)	$800	$836
Caterpillar Financial Services MTN
1.800%, 11/13/2018	5,279	5,261
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	3,357	3,284
General Electric MTN
2.200%, 01/09/2020	1,000	987
Ingersoll-Rand Global Holding
2.875%, 01/15/2019	1,000	1,004
International Lease Finance
7.125%, 09/01/2018 (A)	800	817
John Deere Capital MTN
1.950%, 12/13/2018	6,059	6,046
L3 Technologies
5.200%, 10/15/2019	700	725
Lockheed Martin
1.850%, 11/23/2018	1,000	997
Siemens Financieringsmaatschappij
1.300%, 09/13/2019 (A)	1,000	980

		21,949

Information Technology — 0.5%
Apple
2.740%, VAR ICE LIBOR USD 3 Month+0.820%, 02/22/2019	1,500	1,511
Broadcom
2.375%, 01/15/2020	750	741
Dell International LLC
3.480%, 06/01/2019 (A)	750	755
Hewlett Packard Enterprise
3.626%, VAR ICE LIBOR USD 3 Month+1.930%, 10/05/2018	3,835	3,874

		6,881

Materials — 0.8%
Chevron Phillips Chemical LLC
1.700%, 05/01/2018 (A)	6,215	6,210
Dow Chemical
8.550%, 05/15/2019	1,000	1,068
Georgia-Pacific LLC
2.539%, 11/15/2019 (A)	1,250	1,245
Monsanto
1.850%, 11/15/2018	856	853
WestRock MWV LLC
7.375%, 09/01/2019	1,050	1,118

		10,494

Real Estate — 0.5%
American Tower
3.400%, 02/15/2019	1,000	1,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Digital Realty Trust
5.875%, 02/01/2020	$550	$577
Duke Realty
3.875%, 02/15/2021	700	716
GLP Capital
4.375%, 11/01/2018	200	200
HCP
3.750%, 02/01/2019	950	956
SL Green Realty
7.750%, 03/15/2020	1,000	1,090
Ventas Realty
2.700%, 04/01/2020	1,000	995
Welltower
4.125%, 04/01/2019	954	965

		6,504

Telecommunication Services — 1.0%
AT&T
2.623%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	3,950	4,001
Rogers Communications
6.800%, 08/15/2018	750	764
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	563	564
Verizon Communications
2.454%, VAR ICE LIBOR USD 3 Month+0.550%, 05/22/2020	9,021	9,073

		14,402

Utilities — 2.9%
Berkshire Hathaway Energy
5.750%, 04/01/2018	9,098	9,124
Duke Energy Florida LLC
2.100%, 12/15/2019	1,500	1,492
Entergy Texas
7.125%, 02/01/2019	750	779
Jersey Central Power & Light
7.350%, 02/01/2019	1,620	1,684
LG&E & KU Energy LLC
3.750%, 11/15/2020	1,000	1,018
NextEra Energy Capital Holdings
1.649%, 09/01/2018	4,560	4,535
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	535
PSEG Power LLC
2.450%, 11/15/2018	3,280	3,281
Sempra Energy
6.150%, 06/15/2018	4,000	4,043
1.959%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	7,635	7,636

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern Power
1.500%, 06/01/2018	$5,900	$5,890
		40,017
Total Corporate Obligations (Cost $582,706) ($ Thousands)		579,114

U.S. TREASURY OBLIGATIONS – 25.8%
U.S. Treasury Bills
1.475%, 06/14/2018 (B)	177	176
U.S. Treasury Inflation-Protected Securities
0.125%, 04/15/2020	9,369	9,339
0.125%, 01/15/2022	18,919	18,689
0.125%, 01/15/2023	10,146	9,956
U.S. Treasury Notes
2.625%, 02/28/2023	13,365	13,348
2.375%, 05/31/2018	11,230	11,250
2.375%, 01/31/2023	24,235	23,926
2.250%, 02/29/2020	35,535	35,525
2.125%, 08/31/2020	21,570	21,443
2.125%, 12/31/2022	20,398	19,914
2.000%, 01/15/2021	14,805	14,636
1.875%, 12/31/2019	25,210	25,041
1.875%, 12/15/2020	6,305	6,216
1.750%, 09/30/2022	30,250	29,101
1.375%, 06/30/2018	23,225	23,195
1.250%, 03/31/2021	29,360	28,313
1.125%, 12/31/2019	46,660	45,730
1.125%, 04/30/2020	20,850	20,326
Total U.S. Treasury Obligations (Cost $360,254) ($ Thousands)		356,124

ASSET-BACKED SECURITIES – 13.6%

Automotive – 5.4%

AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl D
3.130%, 10/08/2020	3,555	3,576
BMW Vehicle Lease Trust, Ser 2017-1, Cl A3
1.980%, 05/20/2020	4,135	4,112
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
2.588%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	1,999	2,006
Chesapeake Funding II LLC, Ser 2016-2A, Cl B
2.700%, 06/15/2028 (A)	500	498
Chesapeake Funding II, Ser 2017-3A, Cl A2
1.928%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	5,900	5,901

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II, Ser 2017-4A, Cl A2
1.928%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	$1,800	$1,803
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A4
1.870%, 02/15/2022 (A)	4,255	4,190
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (A)	63	63
CPS Auto Receivables Trust, Ser 2016-C, Cl B
2.480%, 09/15/2020 (A)	1,000	999
DT Auto Owner Trust, Ser 2016-2A, Cl B
2.920%, 05/15/2020 (A)	119	119
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/2020 (A)	1,216	1,214
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	962	958
Ford Credit Floorplan Master Owner Trust A, Ser 2015-4, Cl A2
2.160%, VAR LIBOR USD 1 Month+0.600%, 08/15/2020	5,250	5,261
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A4
1.760%, 03/20/2020	4,706	4,676
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (A)	4,065	4,062
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl B
1.970%, 05/15/2020 (A)	1,320	1,319
Hertz Fleet Lease Funding, Ser 2015-1, Cl B
2.631%, VAR ICE LIBOR USD 1 Month+1.050%, 07/10/2029 (A)	3,350	3,351
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (A)	3,260	3,232
Mercedes-Benz Auto Lease Trust, Ser 2016- B, Cl A4
1.520%, 06/15/2022	2,310	2,290
Nissan Auto Lease Trust, Ser 2016-A, Cl A3
1.490%, 03/15/2019	1,443	1,441
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	3,000	2,959
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (A)	103	103
Santander Drive Auto Receivables Trust, Ser 2015-2, Cl C
2.440%, 04/15/2021	5,126	5,130
Santander Retail Auto Lease Trust, Ser 2017- A, Cl B
2.680%, 01/20/2022 (A)	3,725	3,685

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	$3,788	$3,779
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl B
2.070%, 12/15/2021 (A)	4,100	4,091
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A2B
1.838%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (A)	3,855	3,855
		74,673

Credit Cards – 3.1%

Capital One Multi-Asset Execution Trust, Ser 2015-A7, Cl A7
1.450%, 08/16/2021	2,075	2,065
Capital One Multi-Asset Execution Trust, Ser 2016-A4, Cl A4
1.330%, 06/15/2022	4,610	4,527
Chase Issuance Trust, Ser 2014-A5, Cl A5
1.958%, VAR LIBOR USD 1 Month+0.370%, 04/15/2021	1,550	1,555
Chase Issuance Trust, Ser 2017-A1, Cl A
1.888%, 01/18/2022	3,750	3,762
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7
2.969%, VAR LIBOR USD 1 Month+1.375%, 05/20/2020	5,000	5,020
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
2.011%, VAR LIBOR USD 1 Month+0.430%, 09/10/2020	1,000	1,002
Discover Card Execution Note Trust, Ser 2017-A3, Cl A3
1.818%, VAR LIBOR USD 1 Month+0.230%, 10/17/2022	2,550	2,553
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	2,000	1,976
GE Capital Credit Card Master Note Trust, Ser 2013-1, Cl A
1.350%, 03/15/2021	9,400	9,399
Synchrony Credit Card Master Note Trust, Ser 2015-2, Cl A
1.600%, 04/15/2021	9,620	9,617
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
2.341%, VAR LIBOR USD 1 Month+0.720%, 05/26/2021 (A)	1,000	1,001
		42,477

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Mortgage Related Securities – 0.5%

Accredited Mortgage Loan Trust, Ser 2005-3, Cl M1
2.010%, VAR ICE LIBOR USD 1 Month+0.450%, 09/25/2035	$328	$328
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
1.841%, VAR ICE LIBOR USD 1 Month+0.220%, 12/25/2035	830	829
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
2.281%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	475	477
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
1.871%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	1,171	1,167
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
2.621%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	13	13
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
2.761%, VAR ICE LIBOR USD 1 Month+1.140%, 09/25/2034	73	74
First NLC Trust, Ser 2005-2, Cl M1
2.101%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	721	724
New Century Home Equity Loan Trust, Ser 2005-2, Cl M2
2.236%, VAR ICE LIBOR USD 1 Month+0.675%, 06/25/2035	1,515	1,515
Option One Mortgage Loan Trust, Ser 2005- 3, Cl M1
2.326%, 08/25/2035 (C)	368	368
Option One Mortgage Loan Trust, Ser 2005- 4, Cl M1
2.061%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	1,392	1,390
		6,885

Other Asset-Backed Securities – 4.6%

Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	2,000	1,998
Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
2.401%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	884	889
Babson CLO, Ser 2017-IA, Cl AR
2.545%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (A)	1,000	1,000

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/2019	$7	$7
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.690%, 10/21/2019 (A)	9	9
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	7,885	7,839
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M3
2.181%, VAR ICE LIBOR USD 1 Month+0.560%, 12/25/2035	947	949
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
2.551%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	1,806	1,813
CWABS Asset-Backed Certificates Trust, Ser 2004-13, Cl MV4
2.896%, VAR ICE LIBOR USD 1 Month+1.275%, 04/25/2035	681	685
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
2.621%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	800	811
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
2.311%, VAR ICE LIBOR USD 1 Month+0.690%, 11/25/2035	1,026	1,029
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
2.356%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	606	607
FBR Securitization Trust, Ser 2005-2, Cl M1
2.341%, VAR ICE LIBOR USD 1 Month+0.720%, 09/25/2035	210	211
Goal Capital Funding Trust, Ser 2005-2, Cl A3
2.114%, VAR ICE LIBOR USD 3 Month+0.170%, 05/28/2030	1,261	1,260
GSAMP Trust, Ser 2002-WF, Cl A2B
2.694%, VAR ICE LIBOR USD 1 Month+1.100%, 10/20/2032	2,108	2,066
GSAMP Trust, Ser 2006-HE1, Cl A2D
1.931%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	1,068	1,067
John Deere Owner Trust, Ser 2015-A, Cl A3
1.320%, 06/17/2019	479	478
John Deere Owner Trust, Ser 2018-A, Cl A1
1.950%, 03/15/2019	4,840	4,840
JP Morgan Mortgage Acquisition Trust, Ser 2007-CH3, Cl A4
1.831%, VAR ICE LIBOR USD 1 Month+0.210%, 03/25/2037	1,374	1,368

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Magnetite XVI, Ser 2018-16A, Cl AR
2.578%, VAR ICE LIBOR USD 3 Month+0.800%, 01/18/2028 (A)	$750	$750
MMAF Equipment Finance LLC, Ser 2016-AA, Cl A2
1.390%, 12/17/2018 (A)	766	765
Navient Student Loan Trust, Ser 2015-2, Cl A3
2.191%, VAR ICE LIBOR USD 1 Month+0.570%, 11/26/2040	1,050	1,053
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.471%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (A)	830	838
Navient Student Loan Trust, Ser 2017-1A, Cl A2
2.371%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A)	1,600	1,616
Navient Student Loan Trust, Ser 2017-3A, Cl A2
2.161%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (A)	2,000	2,013
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (A)	1,719	1,728
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A)	565	566
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A2
2.560%, 10/17/2022 (A)	1,015	1,001
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2004-WHQ2, Cl M2
2.506%, VAR ICE LIBOR USD 1 Month+0.945%, 02/25/2035	37	37
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WHQ2, Cl M1
2.251%, VAR ICE LIBOR USD 1 Month+0.630%, 05/25/2035	51	51
RAMP Trust, Ser 2004-RS12, Cl MII3
3.121%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2034	575	572
RAMP Trust, Ser 2006-RZ1, Cl M1
2.021%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	1,032	1,032
Saxon Asset Securities Trust, Ser 2006-1, Cl A2C
1.941%, VAR ICE LIBOR USD 1 Month+0.320%, 03/25/2036	613	613

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Securitized Asset-Backed Receivables Trust, Ser 2006-OP1, Cl M1
1.991%, VAR ICE LIBOR USD 1 Month+0.370%, 10/25/2035	$478	$479
SLM Student Loan Trust, Ser 2003-11, Cl A6
2.139%, VAR ICE LIBOR USD 3 Month+0.550%, 12/15/2025 (A)	1,272	1,278
SLM Student Loan Trust, Ser 2004-1, Cl A4
2.005%, VAR ICE LIBOR USD 3 Month+0.260%, 10/27/2025	1,300	1,297
SLM Student Loan Trust, Ser 2006-8, Cl A5
1.855%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	1,334	1,332
SLM Student Loan Trust, Ser 2006-9, Cl A5
1.845%, VAR ICE LIBOR USD 3 Month+0.100%, 01/26/2026	1,908	1,903
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.125%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	1,495	1,497
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.141%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	1,054	1,057
SLM Student Loan Trust, Ser 2011-2, Cl A1
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	1,390	1,399
SLM Student Loan Trust, Ser 2012-2, Cl A
2.321%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,393	1,398
SLM Student Loan Trust, Ser 2013-4, Cl A
2.171%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	485	487
SLM Student Loan Trust, Ser 2014-2, Cl A3
2.211%, VAR ICE LIBOR USD 1 Month+0.590%, 03/25/2055	1,800	1,813
SLM Student Loan Trust, Ser 2017-10A, Cl A3
2.059%, VAR LIBOR USD 3 Month+0.550%, 12/15/2027 (A)	1,787	1,797
Structured Asset Investment Loan Trust, Ser 2004-10, Cl A7
2.681%, VAR ICE LIBOR USD 1 Month+1.060%, 11/25/2034	1,005	1,013
Structured Asset Investment Loan Trust, Ser 2004-11, Cl A4
2.461%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2035	167	167
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
2.281%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	856	857

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2005-HE2, Cl M1
2.341%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	$957	$960
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A5
1.761%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/2036	1,910	1,902
Structured Asset Securities, Ser 2005-WF1, Cl A3
2.281%, VAR ICE LIBOR USD 1 Month+0.660%, 02/25/2035	919	921
Voya CLO, Ser 2017-3A, Cl A1R
2.465%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	1,065	1,065
		64,183
Total Asset-Backed Securities (Cost $188,380) ($ Thousands)		188,218

MORTGAGE-BACKED SECURITIES – 13.6%

Agency Mortgage-Backed Obligations – 7.5%
FHLMC
5.000%, 06/01/2019	22	22
FHLMC ARM
2.259%, VAR ICE LIBOR USD 12 Month+1.653%, 03/01/2037	133	139
FHLMC CMO, Ser 2004-2761, Cl FT
1.938%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	815	818
FHLMC CMO, Ser 2005-2922, Cl FE
1.838%, VAR LIBOR USD 1 Month+0.250%, 02/15/2035	1,471	1,470
FHLMC CMO, Ser 2005-2990, Cl LK
1.958%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	2,389	2,385
FHLMC CMO, Ser 2005-3066, Cl PF
1.888%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	1,971	1,974
FHLMC CMO, Ser 2006-3102, Cl FB
1.888%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	1,449	1,450
FHLMC CMO, Ser 2006-3136, Cl KF
1.888%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	1,359	1,363
FHLMC CMO, Ser 2008-3419, Cl FA
2.158%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	1,094	1,098
FHLMC CMO, Ser 2009-3616, Cl FG
2.238%, VAR LIBOR USD 1 Month+0.650%, 03/15/2032	880	889

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	$197	$200
FHLMC CMO, Ser 2010-3762, Cl FP
2.038%, VAR LIBOR USD 1 Month+0.450%, 03/15/2040	302	303
FHLMC CMO, Ser 2011-3820, Cl GJ
3.500%, 12/15/2039	522	528
FHLMC CMO, Ser 2011-3867, Cl FN
1.938%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	463	464
FHLMC CMO, Ser 2011-3895, Cl FM
1.938%, VAR LIBOR USD 1 Month+0.350%, 12/15/2040	1,672	1,677
FHLMC CMO, Ser 2011-3940, Cl PF
1.938%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	2,339	2,342
FHLMC CMO, Ser 2011-3946, Cl FG
1.938%, VAR LIBOR USD 1 Month+0.350%, 10/15/2039	335	336
FHLMC CMO, Ser 2011-3960, Cl JF
2.038%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	1,004	1,008
FHLMC CMO, Ser 2011-3964, Cl QA
3.000%, 11/15/2026	198	198
FHLMC CMO, Ser 2012-4048, Cl GF
1.938%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	693	682
FHLMC CMO, Ser 2012-4094, Cl BF
1.988%, VAR LIBOR USD 1 Month+0.400%, 08/15/2032	1,372	1,378
FHLMC CMO, Ser 2012-4095, Cl FB
1.988%, VAR LIBOR USD 1 Month+0.400%, 04/15/2039	629	632
FHLMC CMO, Ser 2012-4102, Cl LF
1.838%, VAR LIBOR USD 1 Month+0.250%, 01/15/2040	504	502
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KT01, Cl A
1.881%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	2,005	2,012
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A5
5.085%, 03/25/2019	2,100	2,139
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A4
5.053%, 01/25/2019	1,710	1,733
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	2,250	2,307
FHLMC Multifamily Structured Pass-Through Certificates, Ser K729, Cl A1
2.951%, 02/25/2024	2,103	2,109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K730, Cl A1
3.452%, 09/24/2024	$1,000	$1,020
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF08, Cl A
1.880%, VAR LIBOR USD 1 Month+0.300%, 01/25/2022	1,408	1,407
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF09, Cl A
1.960%, VAR LIBOR USD 1 Month+0.380%, 05/25/2022	1,740	1,742
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF10, Cl A
1.960%, VAR LIBOR USD 1 Month+0.380%, 07/25/2022	1,642	1,650
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
1.940%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	810	810
FHLMC Multifamily Structured Pass-Through Certificates, Ser KGRP, Cl A
1.960%, VAR LIBOR USD 1 Month+0.380%, 04/25/2020	2,538	2,542
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A1
1.669%, 01/25/2021	1,927	1,879
FHLMC Multifamily Structured Pass-Through Certificates, Ser KP04, Cl AG1
1.800%, VAR LIBOR USD 1 Month+0.220%, 07/25/2020	2,045	2,037
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl A
1.941%, 10/25/2021	2,017	2,019
FNMA
6.000%, 02/01/2023	1,620	1,702
5.000%, 05/01/2019	122	123
4.500%, 05/01/2024	859	895
4.380%, 04/01/2021	604	626
4.330%, 04/01/2021	744	774
3.850%, 01/01/2021	1,970	2,023
3.270%, 10/01/2020	1,009	1,021
3.000%, 01/01/2027	1,133	1,134
FNMA ARM
1.611%, VAR ICE LIBOR USD 1 Month+0.240%, 10/01/2019	2,980	2,980
FNMA CMO, Ser 2004-100, Cl FA
1.821%, VAR LIBOR USD 1 Month+0.200%, 01/25/2035	2,711	2,707
FNMA CMO, Ser 2004-94, Cl HF
1.921%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	710	712

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2005-45, Cl PF
1.871%, VAR LIBOR USD 1 Month+0.250%, 10/25/2034	$2,036	$2,038
FNMA CMO, Ser 2005-83, Cl FP
1.951%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	1,604	1,600
FNMA CMO, Ser 2006-31, Cl FP
1.921%, VAR LIBOR USD 1 Month+0.300%, 05/25/2036	306	306
FNMA CMO, Ser 2006-56, Cl FE
2.051%, VAR LIBOR USD 1 Month+0.430%, 07/25/2036	1,340	1,347
FNMA CMO, Ser 2007-98, Cl FD
2.071%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	659	662
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	7	7
FNMA CMO, Ser 2008-24, Cl PF
2.271%, VAR LIBOR USD 1 Month+0.650%, 02/25/2038	552	555
FNMA CMO, Ser 2010-35, Cl EF
2.171%, VAR LIBOR USD 1 Month+0.550%, 04/25/2040	2,253	2,263
FNMA CMO, Ser 2010-43, Cl VF
2.171%, VAR LIBOR USD 1 Month+0.550%, 05/25/2040	1,073	1,083
FNMA CMO, Ser 2011-124, Cl DF
2.071%, VAR LIBOR USD 1 Month+0.450%, 08/25/2040	1,985	1,993
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	20	20
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,608	1,640
FNMA CMO, Ser 2012-111, Cl NF
1.971%, VAR LIBOR USD 1 Month+0.350%, 05/25/2042	1,778	1,778
FNMA CMO, Ser 2012-137, Cl CF
1.921%, VAR LIBOR USD 1 Month+0.300%, 08/25/2041	1,290	1,286
FNMA CMO, Ser 2012-54, Cl CF
2.321%, VAR LIBOR USD 1 Month+0.700%, 05/25/2042	784	806
FNMA CMO, Ser 2012-93, Cl GF
1.871%, VAR LIBOR USD 1 Month+0.250%, 07/25/2040	385	384
FNMA CMO, Ser 2016-48, Cl UF
2.021%, VAR LIBOR USD 1 Month+0.400%, 08/25/2046	580	583
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	947	963

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2013-M14, Cl FA
1.971%, VAR LIBOR USD 1 Month+0.350%, 08/25/2018	$1,275	$1,276
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (C)	1,401	1,398
FNMA, Ser 2017-M11
2.028%, 12/31/2049	1,817	1,826
FNMA, Ser M13, Cl FA
1.971%, VAR LIBOR USD 1 Month+0.350%, 05/25/2018	198	198
FNMA, Ser M6, Cl 2A
2.493%, 03/25/2023 (C)	5,419	5,328
FRESB Mortgage Trust, Ser 2017-SB42, Cl A10F
2.960%, 10/25/2027 (C)	2,045	2,046
GNMA ARM
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2041	330	339
2.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 10/20/2042	516	530
2.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 01/20/2042	933	960
GNMA CMO, Ser 2007-1, Cl F
1.894%, VAR LIBOR USD 1 Month+0.300%, 01/20/2037	993	995
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	61	62
GNMA CMO, Ser 2010-98, Cl QF
1.994%, VAR LIBOR USD 1 Month+0.400%, 01/20/2040	2,495	2,506
GNMA CMO, Ser 2011-151, Cl BF
1.944%, VAR LIBOR USD 1 Month+0.350%, 04/20/2041	968	975
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	85	85
GNMA CMO, Ser 2012-77, Cl FM
2.230%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	1,653	1,673
GNMA, Ser 2011-142, Cl A
2.337%, 10/16/2040	727	723
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,262	1,203

		103,398

Non-Agency Mortgage-Backed Obligations — 6.1%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(C)	1,232	1,231
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(C)	2,335	2,345

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Americold LLC Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/2029 (A)	$790	$801
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.743%, 12/05/2032 (A)(C)	5,480	5,576
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
2.609%, VAR LIBOR USD 1 Month+1.050%, 09/15/2026 (A)	1,790	1,791
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
2.278%, VAR LIBOR USD 1 Month+0.800%, 06/15/2028 (A)	812	812
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (A)	600	611
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.378%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	2,750	2,756
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	235	235
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A2
3.161%, 09/10/2046	3,232	3,239
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A1
1.506%, 05/10/2049	2,645	2,601
Citigroup Mortgage Loan Trust, Ser 2007- WFH1, Cl A4
1.821%, VAR ICE LIBOR USD 1 Month+0.200%, 01/25/2037	1,242	1,238
Citigroup Mortgage Loan Trust, Ser 2007- WFH3, Cl A3
1.871%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	2,144	2,128
COMM Mortgage Trust, Ser 2014-PAT, Cl A
2.353%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (A)	320	320
COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/2019	3,255	3,266
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	2,300	2,310
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2048	179	177
Commercial Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	1,413	1,418
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)(C)	1,645	1,630

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
2.284%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	$4,475	$4,419
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M1
2.461%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2027	263	263
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	1,185	1,178
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (A)	105	106
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	21	21
GS Mortgage Securities Trust, Ser 2012- SHOP, Cl A
2.933%, 06/05/2031 (A)	505	507
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	876	878
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A2
3.046%, 04/15/2047	990	995
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/2019	390	388
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl A2
2.940%, 11/15/2047	1,500	1,505
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A2
2.733%, 02/15/2048	2,880	2,876
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A1
1.626%, 05/15/2048	758	751
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (A)	147	148
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (A)	1,200	1,202
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	989	990
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
2.488%, VAR LIBOR USD 1 Month+0.900%, 10/15/2029 (A)	1,785	1,785

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
3.009%, VAR LIBOR USD 1 Month+1.450%, 08/15/2027 (A)	$4,110	$4,110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-A5, Cl A5
3.500%, 01/25/2047 (A)(C)	4,970	4,990
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-C6, Cl ASB
3.144%, 05/15/2045	1,895	1,907
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(C)	2,508	2,518
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (A)(C)	1,415	1,416
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (A)(C)	3,018	2,976
JPMorgan Resecuritization Trust, Ser 2009-7, Cl 18A1
3.615%, 11/27/2036 (A)(C)	26	26
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
2.021%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	845	834
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A1
1.980%, 12/15/2047	232	230
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (A)	750	755
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (A)	390	403
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
2.123%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (A)	3,360	3,360
Tharaldson Hotel Portfolio Trust, Ser 2018- THPT, Cl A
2.330%, VAR LIBOR USD 1 Month+0.750%, 11/11/2034 (A)	1,250	1,252
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (A)(C)	420	418
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A3
3.998%, 03/15/2044 (A)	2,651	2,671
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	785	779

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A7
3.000%, 11/20/2044 (A)(C)	$3,461	$3,387

		84,529
Total Mortgage-Backed Securities (Cost $189,325) ($ Thousands)		187,927

MUNICIPAL BONDS — 5.1%

California — 0.9%
California State, Department of Water Resources, Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	7,753	7,551
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	995	996
San Francisco City & County, San Francisco International Airport, Ser H, RB
3.396%, 05/01/2019	3,805	3,850

		12,397

Colorado — 0.6%
Colorado State, Housing & Finance Authority, RB Callable 02/28/2018 @ 100
1.500%, 10/01/2038 (D)	6,200	6,200
Denver City & County, Ser B, RB
1.825%, 08/01/2019	2,000	1,982

		8,182

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser D, RB
3.733%, 10/01/2020	1,820	1,857

Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, RB
1.951%, 07/01/2019	2,085	2,074

Illinois — 0.6%
Illinois State, Housing Development Authority, Sub-Ser A-3, RB
1.470%, 01/01/2045	7,380	7,380
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,037

		8,417

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Kentucky — 0.2%
Louisville, Regional Airport Authority, Ser C, RB
1.906%, 07/01/2018	$2,880	$2,878

Maryland — 0.1%
Maryland State, Community Development Administration Housing Revenue, Ser A, RB
1.517%, 03/01/2019	1,000	992

Michigan — 0.7%
Genesee County, GO Callable 03/12/2018 @ 100
2.175%, 10/01/2019 (D)	3,700	3,700
Hartland, Consolidated Schools, Ser B, GO, Q-SBLF
1.830%, 05/01/2019	4,250	4,224
Haslett, Public Schools, Ser B, GO, Q-SBLF
1.384%, 05/01/2018	2,050	2,048

		9,972

Minnesota — 0.3%
Saint Paul, Housing & Redevelopment Authority, RB
1.838%, 07/01/2018	4,235	4,229

New Jersey — 0.1%
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.758%, 12/15/2018	1,205	1,196

North Carolina — 0.5%
North Carolina State, Eastern Municipal Power Agency, RB
2.578%, 07/01/2019	2,670	2,673
2.003%, 07/01/2018	4,075	4,075

		6,748

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Ohio — 0.1%
Ohio State, Build America Bonds, RB
4.168%, 06/15/2018	$1,275	$1,283

Pennsylvania — 0.3%
Pennsylvania, Turnpike Commission, Sub-Ser B, RB
2.024%, 12/01/2020	4,680	4,554

Washington — 0.4%
Franklin County, Public Utility District No. 1, Ser B, RB
1.980%, 09/01/2021	1,000	962
1.590%, 09/01/2019	1,200	1,177
Washington Biomedical Research Properties, Ser B, RB
1.485%, 03/01/2018	2,725	2,725

		4,864

Total Municipal Bonds (Cost $70,264) ($ Thousands)		69,643

COMMERCIAL PAPER(B) — 0.3%

Questar Gas
1.751%, 03/05/2018	4,175	4,174

Total Commercial Paper (Cost $4,174) ($ Thousands)		4,174

	Shares

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	6,982,138	6,982

Total Cash Equivalent (Cost $6,982) ($ Thousands)		6,982

Total Investments in Securities— 100.8% (Cost $1,402,085) ($ Thousands)		$1,392,182

The open futures contracts held by the Fund at February 28, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	430	Jun-2018	$91,362	$91,361	$ (1)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Limited Duration Bond Fund (Continued)

Percentages are based on Net Assets of $1,381,785 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $237,295 ($ Thousands), representing 17.17% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

Q-SBLF — Qualified School Board Loan Fund

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$579,114	$–	$579,114
U.S. Treasury Obligations	–	356,124	–	356,124
Asset-Backed Securities	–	188,218	–	188,218
Mortgage-Backed Securities	–	187,927	–	187,927
Municipal Bonds	–	69,643	–	69,643
Commercial Paper	–	4,174	–	4,174
Cash Equivalent	6,982	–	–	6,982

Total Investments in Securities	$6,982	$1,385,200	$–	$1,392,182

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(1)	$—	$—	$(1)

Total Other Financial Instruments	$(1)	$—	$—	$(1)

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 2/28/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 6,703	$ 1,059,334	$ (1,059,055)	$ 6,982	$ 163

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 87.8%

Consumer Discretionary — 6.4%
21st Century Fox America
8.450%, 08/01/2034	$820	$1,178
8.150%, 10/17/2036	630	923
6.400%, 12/15/2035	1,800	2,269
6.150%, 03/01/2037	1,270	1,568
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	4,332	4,342
Amazon.com
5.200%, 12/03/2025	3,890	4,325
4.250%, 08/22/2057 (A)	2,813	2,806
4.050%, 08/22/2047 (A)	605	601
3.875%, 08/22/2037 (A)	5,460	5,426
2.800%, 08/22/2024 (A)	2,780	2,691
American Honda Finance MTN
1.950%, 07/20/2020	3,545	3,479
1.200%, 07/12/2019	1,030	1,011
AutoNation
3.800%, 11/15/2027	3,800	3,619
BMW US Capital LLC
2.800%, 04/11/2026 (A)	3,600	3,411
1.500%, 04/11/2019 (A)	4,445	4,394
Charter Communications Operating LLC
6.484%, 10/23/2045	1,455	1,639
4.908%, 07/23/2025	3,365	3,459
4.464%, 07/23/2022	50	51
Comcast
5.650%, 06/15/2035	255	300
4.200%, 08/15/2034	3,700	3,711
4.049%, 11/01/2052	1,800	1,678
4.000%, 03/01/2048	790	738
3.969%, 11/01/2047	4,703	4,390
3.900%, 03/01/2038	1,110	1,059
3.600%, 03/01/2024	920	929
3.550%, 05/01/2028	2,265	2,224
3.400%, 07/15/2046	1,055	904
3.375%, 02/15/2025	9,075	8,968
3.150%, 03/01/2026	3,220	3,104
2.350%, 01/15/2027	8,227	7,389
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,750	2,223
Daimler Finance North America LLC
2.200%, 05/05/2020 (A)	3,815	3,752
Discovery Communications LLC
6.350%, 06/01/2040	2,280	2,567
5.200%, 09/20/2047	1,615	1,605
5.000%, 09/20/2037	2,625	2,621
3.950%, 03/20/2028	2,785	2,673
General Motors
4.875%, 10/02/2023	1,380	1,447

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Harley-Davidson Financial Services MTN
2.400%, 09/15/2019 (A)	$180	$179
Home Depot
5.875%, 12/16/2036	1,489	1,895
4.400%, 03/15/2045	840	882
3.900%, 06/15/2047	1,505	1,482
3.750%, 02/15/2024	2,300	2,372
3.500%, 09/15/2056	2,875	2,538
3.350%, 09/15/2025	1,655	1,646
2.800%, 09/14/2027	3,090	2,915
Lowe’s
4.050%, 05/03/2047	4,200	4,115
3.700%, 04/15/2046	2,300	2,125
3.375%, 09/15/2025	2,105	2,071
NBCUniversal Media LLC
5.950%, 04/01/2041	1,689	2,041
Newell Brands
5.500%, 04/01/2046	3,180	3,381
5.000%, 11/15/2023	715	740
NVR
3.950%, 09/15/2022	965	988
QVC
4.375%, 03/15/2023	1,345	1,342
Target
6.500%, 10/15/2037	2,650	3,488
4.000%, 07/01/2042	1,700	1,666
2.500%, 04/15/2026	1,790	1,661
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,425
Viacom
6.875%, 04/30/2036	2,720	3,240
5.625%, 09/15/2019	2,200	2,290
Volkswagen Group of America Finance LLC
2.450%, 11/20/2019 (A)	3,665	3,638

		148,594

Consumer Staples — 9.6%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)	1,250	1,300
Altria Group
9.950%, 11/10/2038	1,708	2,811
9.250%, 08/06/2019	3,072	3,352
4.750%, 05/05/2021	2,400	2,526
4.000%, 01/31/2024	3,845	3,956
2.625%, 01/14/2020	7,100	7,078
2.625%, 09/16/2026	2,015	1,861
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	1,300	1,387
4.700%, 02/01/2036	13,271	13,946
3.650%, 02/01/2026	6,150	6,087
3.300%, 02/01/2023	5,505	5,490

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 02/01/2021	$3,605	$3,571
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	1,005	1,495
Anheuser-Busch LLC
5.000%, 03/01/2019	1,000	1,023
Ascension Health
3.945%, 11/15/2046	1,715	1,715
BAT Capital
4.390%, 08/15/2037 (A)	4,270	4,205
2.764%, 08/15/2022 (A)	4,250	4,128
BAT International Finance
2.750%, 06/15/2020 (A)	5,615	5,574
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,019
Bowdoin College
4.693%, 07/01/2112	1,454	1,383
Cargill
3.250%, 03/01/2023 (A)	4,000	3,994
Clorox
3.100%, 10/01/2027	3,345	3,211
Coca-Cola
1.550%, 09/01/2021	3,980	3,819
Costco Wholesale
2.750%, 05/18/2024	4,025	3,914
CVS Health
5.300%, 12/05/2043	2,050	2,201
3.875%, 07/20/2025	785	776
2.875%, 06/01/2026	1,110	1,012
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,269	2,834
7.507%, 01/10/2032 (A)	1,598	1,898
6.036%, 12/10/2028	3,295	3,564
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	2,445	2,442
Dr Pepper Snapple Group
3.130%, 12/15/2023	3,010	2,944
Hershey
2.300%, 08/15/2026	3,950	3,594
Japan Tobacco
2.100%, 07/23/2018 (A)	2,691	2,690
JM Smucker
2.200%, 12/06/2019	4,675	4,634
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,840	2,905
3.150%, 05/01/2027	2,005	1,945
Kroger
4.650%, 01/15/2048	2,195	2,119
2.800%, 08/01/2022	3,455	3,379
Land O’ Lakes
6.000%, 11/15/2022 (A)	1,665	1,815
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,235	4,131

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Molson Coors Brewing
2.250%, 03/15/2020	$2,960	$2,922
Northwell Healthcare
4.260%, 11/01/2047	1,825	1,779
Northwestern University
3.662%, 12/01/2057	1,320	1,254
Novartis Capital
3.000%, 11/20/2025	4,085	3,995
PepsiCo
3.450%, 10/06/2046	2,495	2,261
2.375%, 10/06/2026	5,960	5,490
Philip Morris International
6.375%, 05/16/2038	2,875	3,723
4.500%, 03/20/2042	1,815	1,867
4.250%, 11/10/2044	1,604	1,597
3.875%, 08/21/2042	440	413
2.625%, 03/06/2023	6,000	5,808
2.500%, 11/02/2022	4,605	4,457
2.375%, 08/17/2022	3,045	2,936
2.000%, 02/21/2020	3,855	3,798
Procter & Gamble
1.900%, 10/23/2020	4,520	4,448
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (A)	3,065	2,885
2.375%, 06/24/2022 (A)	3,920	3,752
Reynolds American
8.125%, 05/01/2040	980	1,390
4.450%, 06/12/2025	4,810	4,952
Roche Holdings
2.875%, 09/29/2021 (A)	3,950	3,946
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,440	1,390
1.900%, 09/23/2019	3,755	3,697
Toledo Hospital
4.982%, 11/15/2045	1,393	1,551
University of Southern California
5.250%, 10/01/2111	3,250	3,841
Walmart
2.550%, 04/11/2023	7,530	7,375
2.350%, 12/15/2022	4,615	4,496
Wesleyan University
4.781%, 07/01/2116	2,040	2,035

		222,786

Energy — 5.6%
Anadarko Petroleum
6.450%, 09/15/2036	4,305	5,128
4.768%, 10/10/2036 (B)	11,000	4,600
Baker Hughes a GE LLC
3.337%, 12/15/2027	855	815
2.773%, 12/15/2022	2,465	2,408

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets
3.723%, 11/28/2028	$2,159	$2,169
3.279%, 09/19/2027	1,805	1,752
3.216%, 11/28/2023	5,420	5,390
3.119%, 05/04/2026	490	474
2.520%, 09/19/2022	4,400	4,284
British Transco Finance
6.625%, 06/01/2018	1,765	1,783
Cenovus Energy
4.250%, 04/15/2027	4,260	4,163
Chevron
2.895%, 03/03/2024	3,965	3,883
Columbia Pipeline Group
2.450%, 06/01/2018	3,315	3,315
ConocoPhillips
6.500%, 02/01/2039	1,365	1,785
4.950%, 03/15/2026	2,000	2,171
2.739%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	4,032
Devon Financing
7.875%, 09/30/2031	1,761	2,345
Energy Transfer
4.650%, 06/01/2021	2,982	3,090
EnLink Midstream Partners
4.150%, 06/01/2025	1,845	1,806
Enterprise Products Operating LLC
4.250%, 02/15/2048	750	719
3.900%, 02/15/2024	4,250	4,311
EOG Resources
2.450%, 04/01/2020	715	708
Exxon Mobil
3.043%, 03/01/2026	1,985	1,940
Kinder Morgan
5.550%, 06/01/2045	2,770	2,916
Kinder Morgan Energy Partners
5.000%, 08/15/2042	225	220
Lukoil International Finance BV
6.125%, 11/09/2020 (A)	2,030	2,163
MPLX
5.200%, 03/01/2047	1,555	1,601
4.500%, 04/15/2038	1,100	1,067
4.000%, 03/15/2028	3,480	3,420
3.375%, 03/15/2023	980	972
Occidental Petroleum
4.400%, 04/15/2046	2,525	2,573
Pertamina Persero MTN
4.300%, 05/20/2023 (A)	1,625	1,648
Petroleos Mexicanos
5.625%, 01/23/2046	2,350	2,104
5.375%, 03/13/2022 (A)	1,470	1,536
Petroleos Mexicanos MTN
6.750%, 09/21/2047	660	671

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	$2,140	$2,334
5.000%, 03/15/2027	2,290	2,379
Schlumberger Holdings
4.000%, 12/21/2025 (A)	2,500	2,537
2.350%, 12/21/2018 (A)	1,827	1,824
Shell International Finance
6.375%, 12/15/2038	1,455	1,922
4.125%, 05/11/2035	4,205	4,337
4.000%, 05/10/2046	3,115	3,078
3.400%, 08/12/2023	5,525	5,577
Shell International Finance BV
2.500%, 09/12/2026	315	293
2.250%, 11/10/2020	4,040	3,982
1.375%, 05/10/2019	2,195	2,165
Spectra Energy Partners
3.375%, 10/15/2026	1,820	1,733
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,710	1,670
4.000%, 10/01/2027	1,655	1,579
Tennessee Gas Pipeline
8.375%, 06/15/2032	535	685
TransCanada PipeLines
6.100%, 06/01/2040	1,650	2,042
3.750%, 10/16/2023	5,000	5,119
Williams Partners
5.800%, 11/15/2043	1,280	1,439
4.300%, 03/04/2024	790	810
3.600%, 03/15/2022	485	486

		129,953

Financials — 30.1%
ABN AMRO Bank
2.100%, 01/18/2019 (A)	5,000	4,979
American Express
7.000%, 03/19/2018	250	251
3.000%, 10/30/2024	6,670	6,430
2.500%, 08/01/2022	5,100	4,932
2.200%, 10/30/2020	1,730	1,694
American Express Credit MTN
1.875%, 05/03/2019	5,010	4,967
American International Group
4.500%, 07/16/2044	1,165	1,157
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,524
Andina de Fomento
2.750%, 01/06/2023	6,105	5,967
ANZ New Zealand International
1.750%, 03/29/2018 (A)	4,000	4,000
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,715	1,751
4.000%, 05/30/2024 (A)	1,300	1,304

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Athene Global Funding
2.750%, 04/20/2020 (A)	$3,960	$3,928
Athene Holding
4.125%, 01/12/2028	1,255	1,208
Banco Santander
3.125%, 02/23/2023	3,205	3,122
Bancolombia
5.950%, 06/03/2021	2,040	2,185
Bank of America
7.750%, 05/14/2038	235	335
6.000%, 10/15/2036	435	536
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	5,045	4,835
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	7,335	7,186
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023 (A)	8,037	7,867
Bank of America MTN
5.000%, 01/21/2044	435	489
4.450%, 03/03/2026	900	920
4.000%, 04/01/2024	63	65
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	5,760	5,760
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	11,745	11,562
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	55	54
3.248%, 10/21/2027	7,425	7,057
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	595	586
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	4,405	4,330
Bank of Montreal MTN
2.100%, 12/12/2019	1,155	1,142
1.900%, 08/27/2021	4,875	4,686
1.500%, 07/18/2019	2,977	2,930
Bank of New York Mellon MTN
4.600%, 01/15/2020	1,675	1,730
2.600%, 08/17/2020	3,745	3,718
2.450%, 08/17/2026	640	587
2.200%, 08/16/2023	4,170	3,946
2.150%, 02/24/2020	2,825	2,793
Bank of Nova Scotia
2.500%, 01/08/2021	1,110	1,097
2.450%, 09/19/2022	4,090	3,957
Bank One Capital III
8.750%, 09/01/2030	621	875
BankBoston Capital Trust IV
2.123%, VAR ICE LIBOR USD 3 Month+0.600%, 06/08/2028	550	514
Barclays
4.337%, 01/10/2028	3,495	3,473

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BB&T MTN
2.850%, 10/26/2024	$2,345	$2,267
BBVA Bancomer
6.750%, 09/30/2022 (A)	1,975	2,172
Berkshire Hathaway
3.125%, 03/15/2026	1,978	1,925
2.750%, 03/15/2023	1,880	1,845
1.939%, VAR ICE LIBOR USD 3 Month+0.150%, 08/06/2018	1,190	1,190
Berkshire Hathaway Finance
4.400%, 05/15/2042	105	112
1.700%, 03/15/2019	6,970	6,920
Blackstone Holdings Finance
5.000%, 06/15/2044 (A)	738	799
4.450%, 07/15/2045 (A)	1,534	1,563
BNP Paribas
3.375%, 01/09/2025 (A)	3,335	3,239
BNP Paribas MTN
3.800%, 01/10/2024 (A)	1,530	1,534
3.500%, 03/01/2023 (A)	2,615	2,607
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,800
2.850%, 04/01/2021	5,352	5,340
Brighthouse Financial
3.700%, 06/22/2027 (A)	2,660	2,487
Capital One
2.250%, 09/13/2021	2,050	1,976
Capital One Financial
3.300%, 10/30/2024	6,118	5,937
3.200%, 01/30/2023	4,895	4,802
2.500%, 05/12/2020	6,650	6,571
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	1,182	1,187
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,406	1,504
CDP Financial
5.600%, 11/25/2039 (A)	700	889
4.400%, 11/25/2019 (A)	3,790	3,909
Charles Schwab
4.450%, 07/22/2020	1,720	1,789
2.650%, 01/25/2023	8,606	8,400
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,201
2.875%, 11/03/2022	1,950	1,934
2.300%, 11/03/2020	7,290	7,207
Cincinnati Financial
6.125%, 11/01/2034	1,000	1,218
Citibank
2.100%, 06/12/2020	2,000	1,964
Citigroup
8.125%, 07/15/2039	1,905	2,888
5.500%, 09/13/2025	870	951

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 09/29/2027	$3,030	$3,092
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	65	64
Cooperatieve Rabobank UA
4.625%, 12/01/2023	2,980	3,110
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Year Curr+1.644%, 01/10/2033 (A)	6,345	6,098
3.250%, 10/04/2024 (A)	4,395	4,245
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	1,125	1,166
Credit Suisse NY
3.000%, 10/29/2021	3,725	3,703
Discover Bank
3.350%, 02/06/2023	2,730	2,710
Discover Financial Services
3.950%, 11/06/2024	1,505	1,502
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	1,750	1,802
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,544
2.300%, 03/15/2019	4,655	4,644
First Republic Bank
2.500%, 06/06/2022	1,718	1,664
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	5,440	5,707
Goldman Sachs Group
6.750%, 10/01/2037	1,610	2,034
6.250%, 02/01/2041	3,150	3,990
5.750%, 01/24/2022	1,745	1,892
5.150%, 05/22/2045	1,280	1,381
4.750%, 10/21/2045	1,515	1,607
3.850%, 01/26/2027	145	143
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	1,910	1,858
3.500%, 01/23/2025	2,250	2,210
3.500%, 11/16/2026	4,313	4,155
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	7,765	7,492
3.000%, 04/26/2022	8,748	8,624
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	3,263	3,199
2.600%, 04/23/2020	2,860	2,838
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,172	1,224
5.375%, 03/15/2020	2,140	2,243
4.800%, 07/08/2044	3,770	4,037
3.510%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	2,805	2,962
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	4,110	4,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hartford Financial Services Group
5.500%, 03/30/2020	$3,825	$4,028
HSBC Bank PLC
7.650%, 05/01/2025	2,515	2,979
HSBC Bank USA
5.875%, 11/01/2034	5,210	6,329
4.875%, 08/24/2020	6,794	7,071
HSBC Holdings
6.500%, 09/15/2037	500	623
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	4,872	4,889
3.900%, 05/25/2026	1,185	1,186
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	6,925	6,887
Huntington National Bank
2.375%, 03/10/2020	2,295	2,277
2.200%, 11/06/2018	2,225	2,220
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	600	592
Infinity Property & Casualty
5.000%, 09/19/2022	1,105	1,151
ING Bank
5.800%, 09/25/2023 (A)	3,555	3,870
Intercontinental Exchange
2.750%, 12/01/2020	5,395	5,380
Intesa Sanpaolo
3.875%, 01/12/2028 (A)	2,830	2,686
3.125%, 07/14/2022 (A)	3,870	3,762
JPMorgan Chase
6.400%, 05/15/2038	3,152	4,122
5.500%, 10/15/2040	1,000	1,193
4.950%, 06/01/2045	1,185	1,278
4.625%, 05/10/2021	895	938
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	105	105
4.250%, 10/15/2020	840	869
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	370	353
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	4,805	4,522
3.875%, 09/10/2024	2,095	2,107
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	13,961	13,543
3.250%, 09/23/2022	3,679	3,680
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,260	2,217
3.200%, 06/15/2026	3,590	3,446
2.700%, 05/18/2023	3,785	3,669
KFW
2.125%, 01/17/2023	3,320	3,211
1.000%, 09/07/2018	3,215	3,198

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KFW MTN
1.500%, 04/20/2020	$3,685	$3,607
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	5,408	5,632
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	4,060	4,001
Lloyds Banking Group
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	5,590	5,408
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month+1.023%, 11/28/2023 (A)	4,333	4,205
Manufacturers & Traders Trust
2.050%, 08/17/2020	4,180	4,096
MetLife
4.050%, 03/01/2045	1,250	1,207
3.000%, 03/01/2025	2,500	2,419
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	6,000	5,914
2.300%, 04/10/2019 (A)	3,500	3,488
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	4,965	4,890
Mizuho Financial Group
4.018%, 03/05/2028	2,190	2,190
Moody’s
5.500%, 09/01/2020	1,302	1,380
Morgan Stanley
3.625%, 01/20/2027	8,845	8,670
2.800%, 06/16/2020	3,755	3,743
2.650%, 01/27/2020	2,900	2,891
2.633%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	500	502
Morgan Stanley MTN
7.300%, 05/13/2019	1,905	2,005
6.375%, 07/24/2042	2,075	2,691
5.500%, 07/24/2020	105	111
4.350%, 09/08/2026	190	193
4.300%, 01/27/2045	1,520	1,520
4.000%, 07/23/2025	2,955	2,993
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,825	1,779
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	4,660	4,560
3.750%, 02/25/2023	7,402	7,514
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	625	603
3.141%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	4,730	4,880
2.500%, 01/24/2019	2,525	2,522
2.500%, 04/21/2021	5,950	5,848
MUFG Americas Holdings
3.000%, 02/10/2025	3,875	3,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	$2,056	$2,121
4.023%, 11/01/2032	3,395	3,434
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,360	2,187
New York Life Global Funding
1.950%, 02/11/2020 (A)	3,500	3,450
1.550%, 11/02/2018 (A)	125	124
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	11,500	11,188
Nordea Bank MTN
2.375%, 04/04/2019 (A)	3,780	3,771
Nuveen Finance LLC
2.950%, 11/01/2019 (A)	3,400	3,401
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	2,340	2,185
PNC Bank
3.300%, 10/30/2024	1,840	1,831
2.250%, 07/02/2019	945	939
2.150%, 04/29/2021	5,550	5,403
Pricoa Global Funding I
2.200%, 06/03/2021 (A)	3,375	3,295
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	3,038	3,014
2.375%, 11/21/2021 (A)	3,000	2,912
Principal Life Global Funding II MTN
2.150%, 01/10/2020 (A)	1,250	1,232
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,998
Royal Bank of Canada MTN
2.500%, 01/19/2021	2,165	2,142
2.125%, 03/02/2020	2,455	2,424
Royal Bank of Scotland Group
3.875%, 09/12/2023	3,945	3,924
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	7,435	7,324
S&P Global
3.300%, 08/14/2020	2,543	2,565
Sumitomo Mitsui Financial Group
3.544%, 01/17/2028	210	205
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (A)	3,000	2,985
SunTrust Bank
2.250%, 01/31/2020	3,470	3,433
SunTrust Banks
2.900%, 03/03/2021	2,270	2,259
Svenska Handelsbanken
1.950%, 09/08/2020	2,364	2,309

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	$12	$16
4.900%, 09/15/2044 (A)	1,895	2,064
4.270%, 05/15/2047 (A)	2,100	2,089
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Year Curr+2.205%, 09/15/2031	2,850	2,738
Travelers
3.750%, 05/15/2046	1,505	1,439
UBS
2.450%, 12/01/2020 (A)	2,930	2,885
UBS MTN
1.800%, 03/26/2018	3,500	3,499
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	2,435	2,475
4.125%, 09/24/2025 (A)	1,260	1,280
3.491%, 05/23/2023 (A)	3,855	3,857
2.950%, 09/24/2020 (A)	8,775	8,748
US Bancorp MTN
2.950%, 07/15/2022	2,110	2,088
2.625%, 01/24/2022	2,184	2,150
US Bank
2.125%, 10/28/2019	3,045	3,019
USF&G Capital III
8.312%, 07/01/2046 (A)	585	822
Validus Holdings
8.875%, 01/26/2040	1,760	2,703
WEA Finance LLC
3.250%, 10/05/2020 (A)	150	151
2.700%, 09/17/2019 (A)	2,500	2,495
Wells Fargo
3.069%, 01/24/2023	6,680	6,584
3.000%, 04/22/2026	6,237	5,903
2.500%, 03/04/2021	3,640	3,576
Wells Fargo MTN
4.900%, 11/17/2045	1,560	1,647
4.750%, 12/07/2046	3,393	3,510
4.400%, 06/14/2046	3,660	3,601
4.300%, 07/22/2027	939	951
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	2,041	1,994
2.150%, 01/30/2020	7,480	7,374
Westpac Banking
4.625%, 06/01/2018	3,466	3,487

		697,295

Health Care – 6.5%
Abbott Laboratories
4.900%, 11/30/2046	900	968
2.350%, 11/22/2019	4,655	4,630

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AbbVie
2.500%, 05/14/2020	$7,270	$7,205
Aetna
3.875%, 08/15/2047	1,988	1,759
2.750%, 11/15/2022	3,560	3,449
1.700%, 06/07/2018	120	120
Amgen
6.375%, 06/01/2037	1,799	2,238
Anthem
4.375%, 12/01/2047	650	635
4.101%, 03/01/2028	3,100	3,107
3.650%, 12/01/2027	6,105	5,914
3.300%, 01/15/2023	670	666
AstraZeneca
6.450%, 09/15/2037	1,980	2,531
2.375%, 11/16/2020	3,100	3,058
2.375%, 06/12/2022	1,675	1,623
Cardinal Health
1.948%, 06/14/2019	5,200	5,150
Celgene
3.250%, 02/20/2023	3,420	3,386
Cigna
3.050%, 10/15/2027	2,020	1,865
Coventry Health Care
5.450%, 06/15/2021	1,480	1,574
Covidien International Finance
6.550%, 10/15/2037	1,390	1,829
Dignity Health
2.637%, 11/01/2019	4,364	4,347
Eli Lilly
3.100%, 05/15/2027	2,355	2,297
Express Scripts Holding
2.600%, 11/30/2020	3,000	2,961
2.250%, 06/15/2019	3,500	3,473
Gilead Sciences
4.800%, 04/01/2044	1,300	1,379
4.750%, 03/01/2046	1,740	1,822
4.000%, 09/01/2036	1,515	1,489
2.950%, 03/01/2027	3,020	2,843
2.550%, 09/01/2020	7,020	6,972
Johnson & Johnson
2.900%, 01/15/2028	2,435	2,336
2.625%, 01/15/2025	7,063	6,840
Medtronic
4.625%, 03/15/2045	1,722	1,868
4.375%, 03/15/2035	4,176	4,420
2.500%, 03/15/2020	8,420	8,378
Merck
2.750%, 02/10/2025	965	932
2.350%, 02/10/2022	3,600	3,530
Mylan
5.250%, 06/15/2046	925	934

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York and Presbyterian Hospital
4.763%, 08/01/2116	$1,395	$1,393
Pfizer
3.000%, 12/15/2026	2,045	1,978
Pharmacia
6.600%, 12/01/2028	1,000	1,265
Stryker
2.000%, 03/08/2019	3,475	3,454
UnitedHealth Group
6.875%, 02/15/2038	2,300	3,170
6.625%, 11/15/2037	215	289
6.500%, 06/15/2037	1,940	2,576
4.700%, 02/15/2021	4,760	4,992
4.625%, 07/15/2035	880	966
4.200%, 01/15/2047	1,432	1,451
3.750%, 07/15/2025	3,700	3,750
2.950%, 10/15/2027	2,330	2,210
2.875%, 03/15/2023	3,300	3,250
2.375%, 10/15/2022	4,205	4,059
2.125%, 03/15/2021	6,980	6,826
		150,157

Industrials – 7.0%
3M MTN
3.625%, 10/15/2047	420	401
Airbus
3.950%, 04/10/2047 (A)	2,800	2,790
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,782	5,011
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.375%, 10/01/2022	1,365	1,380
American Airlines, Pass-Through Trust, Ser 2016-2, Cl A
3.650%, 06/15/2028	2,436	2,406
Aviation Capital Group LLC
2.875%, 01/20/2022 (A)	2,055	2,012
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,717
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,298
Boeing
3.625%, 03/01/2048	1,350	1,282
3.550%, 03/01/2038	1,130	1,089
2.500%, 03/01/2025	1,440	1,372
1.875%, 06/15/2023	2,880	2,717
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	1,550	1,968
4.550%, 09/01/2044	3,905	4,183
4.050%, 06/15/2048	1,235	1,235

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar
3.803%, 08/15/2042	$1,405	$1,398
3.400%, 05/15/2024	3,050	3,083
Caterpillar Financial Services MTN
2.550%, 11/29/2022	8,035	7,843
2.000%, 11/29/2019	4,285	4,245
1.350%, 05/18/2019	1,030	1,015
Continental Airlines, Pass-Through Trust, Ser 2009-2
7.250%, 11/10/2019	126	134
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,889	3,977
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	2,876	2,953
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,403	1,413
Embraer Netherlands Finance BV
5.400%, 02/01/2027	1,125	1,192
Fortive
2.350%, 06/15/2021	1,745	1,702
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	13,436	13,160
3.373%, 11/15/2025	6,155	5,916
2.342%, 11/15/2020	7,076	6,923
General Dynamics
1.875%, 08/15/2023	2,480	2,320
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049	1,988	1,963
4.125%, 10/09/2042	2,280	2,131
General Electric MTN
5.875%, 01/14/2038	1,600	1,873
Honeywell International
1.800%, 10/30/2019	4,950	4,886
John Deere Capital
2.550%, 01/08/2021	2,500	2,481
John Deere Capital MTN
2.800%, 03/04/2021	3,360	3,354
2.650%, 06/24/2024	4,490	4,327
2.650%, 06/10/2026	325	307
2.450%, 09/11/2020	2,581	2,564
1.650%, 10/15/2018	1,340	1,335
Norfolk Southern
4.050%, 08/15/2052 (A)	2,920	2,803
Northrop Grumman
2.930%, 01/15/2025	4,555	4,372
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	3,979

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.650%, 08/11/2021	$1,200	$1,150
1.200%, 08/12/2019	1,425	1,398
Raytheon
7.200%, 08/15/2027	1,150	1,479
Siemens Financieringsmaatschappij
4.400%, 05/27/2045 (A)	2,000	2,134
2.900%, 05/27/2022 (A)	1,905	1,888
1.700%, 09/15/2021 (A)	3,900	3,732
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	1,988
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	628	676
TTX MTN
2.600%, 06/15/2020 (A)	2,620	2,597
2.250%, 02/01/2019 (A)	550	549
Union Pacific
4.050%, 03/01/2046	215	217
4.000%, 02/01/2021	5,000	5,157
3.600%, 09/15/2037	3,185	3,076
United Technologies
4.500%, 06/01/2042	2,300	2,369
2.800%, 05/04/2024	6,010	5,757
US Airways, Pass-Through Trust, Ser 2012-2
4.625%, 06/03/2025	143	149
WW Grainger
4.200%, 05/15/2047	2,510	2,535
		162,361

Information Technology – 7.5%
Apple
4.650%, 02/23/2046	3,965	4,325
4.500%, 02/23/2036	2,365	2,578
4.375%, 05/13/2045	515	540
3.850%, 08/04/2046	7,115	6,888
3.750%, 11/13/2047	975	929
3.350%, 02/09/2027	3,780	3,726
3.250%, 02/23/2026	18,495	18,200
3.000%, 02/09/2024	3,770	3,720
2.850%, 05/06/2021	2,757	2,761
2.850%, 05/11/2024	2,720	2,649
2.450%, 08/04/2026	1,055	977
Applied Materials
2.625%, 10/01/2020	2,312	2,306
Broadcom
3.625%, 01/15/2024	3,660	3,567
3.500%, 01/15/2028	4,790	4,422
2.650%, 01/15/2023	3,066	2,904
Cisco Systems
5.900%, 02/15/2039	2,007	2,612
2.450%, 06/15/2020	6,075	6,038
2.200%, 02/28/2021	4,090	4,016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.200%, 09/20/2023	$4,020	$3,837
Dell International LLC
8.350%, 07/15/2046 (A)	4,435	5,619
6.020%, 06/15/2026 (A)	1,620	1,729
Hewlett Packard Enterprise
6.200%, 10/15/2035	1,090	1,164
2.850%, 10/05/2018	1,205	1,207
Intel
4.000%, 12/15/2032	4,300	4,489
3.734%, 12/08/2047 (A)	2,701	2,593
2.875%, 05/11/2024	3,330	3,251
Mastercard
2.950%, 11/21/2026	2,350	2,264
Microsoft
4.100%, 02/06/2037	6,393	6,715
4.000%, 02/12/2055	1,100	1,103
3.700%, 08/08/2046	9,194	8,927
3.500%, 02/12/2035	1,280	1,257
3.125%, 11/03/2025	2,483	2,450
2.400%, 08/08/2026	5,870	5,451
2.000%, 08/08/2023	4,525	4,278
Oracle
4.300%, 07/08/2034	3,300	3,482
4.000%, 07/15/2046	2,750	2,713
4.000%, 11/15/2047	3,900	3,853
3.800%, 11/15/2037	3,645	3,605
3.250%, 11/15/2027	1,660	1,613
2.950%, 11/15/2024	2,740	2,664
2.500%, 05/15/2022	4,700	4,598
2.400%, 09/15/2023	3,805	3,632
QUALCOMM
4.300%, 05/20/2047	2,283	2,131
3.250%, 05/20/2027	2,435	2,277
2.600%, 01/30/2023	2,875	2,740
2.100%, 05/20/2020	2,915	2,857
Visa
3.150%, 12/14/2025	380	372
2.200%, 12/14/2020	2,790	2,754
VMware
2.950%, 08/21/2022	4,835	4,662
		173,445

Materials – 1.1%
Anglo American Capital
3.625%, 05/14/2020 (A)	2,310	2,322
Barrick North America Finance LLC
4.400%, 05/30/2021	810	845
BHP Billiton Finance USA
6.420%, 03/01/2026	1,510	1,786
5.000%, 09/30/2043	1,400	1,612
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	1,515	1,475

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 01/10/2023 (A)	$2,370	$2,293
Ecolab
2.000%, 01/14/2019	2,795	2,782
EI du Pont de Nemours
2.200%, 05/01/2020	2,720	2,688
Georgia-Pacific LLC
8.875%, 05/15/2031	2,016	3,015
Nacional del Cobre de Chile
3.625%, 08/01/2027 (A)	1,960	1,894
Praxair
3.200%, 01/30/2026	2,315	2,311
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,385
Vale Overseas
6.875%, 11/10/2039	600	727
		25,135

Real Estate – 2.3%
American Tower Trust I
3.070%, 03/15/2023 (A)	4,900	4,851
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	2,914
Boston Properties
3.850%, 02/01/2023	2,780	2,846
HCP
4.250%, 11/15/2023	4,200	4,333
Kimco Realty
3.300%, 02/01/2025	2,025	1,950
2.700%, 03/01/2024	2,245	2,118
Realty Income
3.650%, 01/15/2028	1,172	1,143
3.250%, 10/15/2022	4,970	4,937
Regency Centers
4.400%, 02/01/2047	1,440	1,407
Simon Property Group
6.750%, 02/01/2040	470	627
4.375%, 03/01/2021	2,300	2,388
4.250%, 11/30/2046	1,864	1,861
2.200%, 02/01/2019	3,480	3,470
Ventas Realty
3.125%, 06/15/2023	1,560	1,528
3.100%, 01/15/2023	2,500	2,455
2.700%, 04/01/2020	1,396	1,390
Vornado Realty
3.500%, 01/15/2025	3,895	3,771
Welltower
6.125%, 04/15/2020	2,000	2,136
4.125%, 04/01/2019	3,100	3,134
WP Carey
4.600%, 04/01/2024	2,670	2,763

		52,022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Telecommunication Services – 3.1%
America Movil
6.125%, 03/30/2040	$1,280	$1,551
3.125%, 07/16/2022	10,355	10,252
AT&T
8.250%, 11/15/2031 (A)	870	1,172
5.450%, 03/01/2047	1,950	2,032
5.150%, 02/14/2050	4,765	4,758
4.900%, 08/14/2037	1,555	1,558
4.750%, 05/15/2046	1,020	967
4.300%, 02/15/2030 (A)	808	788
7.149%, 11/27/2022 (A)(B)	6,000	5,064
3.400%, 05/15/2025	3,500	3,361
3.000%, 02/15/2022	320	316
2.850%, 02/14/2023	1,825	1,816
SES
3.600%, 04/04/2023 (A)	5,399	5,296
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,204	1,041
2.500%, 03/25/2019 (A)	4,504	4,471
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	2,087	2,092
Telefonos de Mexico
5.500%, 11/15/2019	9,170	9,566
Tencent Holdings MTN
3.925%, 01/19/2038 (A)	1,305	1,234
3.595%, 01/19/2028 (A)	2,230	2,166
Verizon Communications
5.012%, 08/21/2054	1,342	1,320
4.672%, 03/15/2055	1,725	1,611
4.522%, 09/15/2048	2,629	2,484
4.500%, 08/10/2033	6,030	6,054
3.376%, 02/15/2025	1,155	1,129
		72,099

Utilities – 8.6%
Alabama Power
3.850%, 12/01/2042	600	590
3.700%, 12/01/2047	2,800	2,660
2.450%, 03/30/2022	2,520	2,462
Ameren Illinois
2.700%, 09/01/2022	2,000	1,968
Berkshire Hathaway Energy
3.800%, 07/15/2048 (A)	1,065	1,013
3.250%, 04/15/2028 (A)	1,720	1,664
2.000%, 11/15/2018	4,470	4,459
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,215	2,421
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,258
4.000%, 08/01/2020	35	36
2.550%, 06/15/2026	4,665	4,369

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Connecticut Light & Power
5.650%, 05/01/2018	$2,775	$2,791
Consolidated Edison
2.000%, 03/15/2020	2,010	1,982
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	2,936
Dominion Energy
5.250%, 08/01/2033	2,231	2,471
1.600%, 08/15/2019	6,100	5,997
Duke Energy
2.100%, 06/15/2018	390	390
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,036
3.900%, 06/15/2021	235	241
3.875%, 03/15/2046	3,800	3,736
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,545
Duke Energy Indiana LLC
6.350%, 08/15/2038	340	447
4.900%, 07/15/2043	240	271
Duke Energy Progress LLC
4.200%, 08/15/2045	2,155	2,215
4.100%, 05/15/2042	961	981
3.000%, 09/15/2021	3,745	3,760
2.800%, 05/15/2022	4,400	4,369
Edison International
2.950%, 03/15/2023	1,695	1,652
2.400%, 09/15/2022	4,310	4,143
Electricite de France
4.950%, 10/13/2045 (A)	2,000	2,163
4.750%, 10/13/2035 (A)	910	962
2.150%, 01/22/2019 (A)	4,000	3,982
Enel Finance International
4.750%, 05/25/2047 (A)	355	362
2.875%, 05/25/2022 (A)	3,985	3,908
Entergy Mississippi
2.850%, 06/01/2028	3,640	3,403
Eversource Energy
2.900%, 10/01/2024	4,480	4,303
2.750%, 03/15/2022	1,325	1,303
Exelon
3.950%, 06/15/2025	1,846	1,867
Florida Power & Light
5.960%, 04/01/2039	140	181
5.690%, 03/01/2040	1,621	2,054
4.125%, 02/01/2042	3,370	3,479
Georgia Power
4.300%, 03/15/2043	3,850	3,878
1.950%, 12/01/2018	6,759	6,729
Great Plains Energy
5.292%, 06/15/2022 (C)	1,090	1,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	$2,420	$2,613
4.050%, 05/01/2046 (A)	60	59
Kansas City Power & Light
7.150%, 04/01/2019	3,880	4,057
Kentucky Utilities
5.125%, 11/01/2040	320	374
MidAmerican Energy
2.400%, 03/15/2019	3,045	3,039
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,046
3.508%, 10/01/2024 (A)	130	131
Northern States Power
7.125%, 07/01/2025	3,220	3,952
Oglethorpe Power
5.375%, 11/01/2040	1,455	1,628
4.250%, 04/01/2046	1,195	1,126
4.200%, 12/01/2042	165	158
Oncor Electric Delivery LLC
5.300%, 06/01/2042	3,030	3,613
3.750%, 04/01/2045	3,325	3,188
Pacific Gas & Electric
5.800%, 03/01/2037	2,226	2,580
3.750%, 02/15/2024	1,985	1,993
PacifiCorp
6.250%, 10/15/2037	2,195	2,849
6.000%, 01/15/2039	4,255	5,469
2.950%, 06/01/2023	4,940	4,903
PECO Energy
1.700%, 09/15/2021	1,220	1,166
PPL Electric Utilities
3.950%, 06/01/2047	1,802	1,820
Public Service Electric & Gas MTN
1.800%, 06/01/2019	4,198	4,152
Public Service of Colorado
6.250%, 09/01/2037	210	272
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,243
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,212
3.600%, 09/01/2023	1,224	1,249
3.000%, 08/15/2021	3,840	3,860
Sempra Energy
4.000%, 02/01/2048	500	467
3.800%, 02/01/2038	1,205	1,142
3.400%, 02/01/2028	2,485	2,372
2.900%, 02/01/2023	4,174	4,099
Southern California Edison
3.875%, 06/01/2021	8,795	9,048
1.845%, 02/01/2022	3,123	3,069
Southern California Gas
5.125%, 11/15/2040	10	11

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 09/15/2042	$185	$181
Virginia Electric & Power
4.000%, 11/15/2046	1,175	1,168
2.950%, 11/15/2026	5,318	5,070
Wisconsin Power & Light
3.050%, 10/15/2027	2,445	2,356

		197,332

Total Corporate Obligations (Cost $2,068,729) ($ Thousands)		2,031,179

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds
4.500%, 05/15/2038	14,111	17,268
2.750%, 08/15/2047	5,685	5,266
2.750%, 11/15/2047	13,590	12,591
U.S. Treasury Notes
2.750%, 02/28/2025	7,990	7,963
2.750%, 02/15/2028	12,240	12,115
2.625%, 02/28/2023	8,788	8,777
2.500%, 01/31/2025	9,875	9,688
2.375%, 01/31/2023	7,945	7,844
2.250%, 02/29/2020	10,800	10,797
2.250%, 02/15/2021	31,970	31,817
2.250%, 11/15/2027	300	284

Total U.S. Treasury Obligations (Cost $125,174) ($ Thousands)		124,410

SOVEREIGN DEBT — 2.1%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)	1,015	960
Asian Development Bank MTN
1.000%, 08/16/2019	3,025	2,967
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	2,965	2,896
European Investment Bank MTN
2.250%, 03/15/2022	3,745	3,673
1.875%, 03/15/2019	7,235	7,209
1.375%, 06/15/2020	3,825	3,728
1.250%, 05/15/2019	7,425	7,335
Export-Import Bank of Korea
2.750%, 01/25/2022	3,250	3,174
Inter-American Development Bank MTN
1.750%, 10/15/2019	4,205	4,166
International Finance MTN
1.750%, 09/04/2018	4,445	4,438
Korea Gas MTN
2.750%, 07/20/2022 (A)	3,990	3,870

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Mexico Government International Bond
4.600%, 01/23/2046	$2,645	$2,470
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	320
Saudi Government International Bond MTN
4.625%, 10/04/2047 (A)	1,650	1,588

Total Sovereign Debt (Cost $49,647) ($ Thousands)		48,794

MUNICIPAL BONDS — 1.9%

California — 0.8%
Bay Area, Toll Authority, Build America Project, Sub-Ser S1, RB
6.793%, 04/01/2030	1,222	1,470
California State, GO Callable 10/01/2019 @ 100
2.193%, 04/01/2047 (D)	2,000	1,983
California State, Build America Project, GO
7.600%, 11/01/2040	560	860
7.550%, 04/01/2039	3,205	4,825
7.500%, 04/01/2034	3,525	5,033
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,070	2,756
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	163
University of California, Build America Project, RB
5.770%, 05/15/2043	1,350	1,703

		18,793

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	1,000	995
Miami-Dade County, Aviation Revenue, Ser D, RB
1.917%, 10/01/2020	2,800	2,738

		3,733

Georgia — 0.4%
Georgia State, Municipal Electric Authority,
Build America Project, RB
7.055%, 04/01/2057	2,747	3,246
6.637%, 04/01/2057	4,414	5,405

		8,651

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Kansas — 0.1%
Kansas State, Development Finance
Authority, Ser H, RB
4.727%, 04/15/2037	$1,455	$1,547

Kentucky — 0.0%
Kentucky State, Asset/Liability Commission, RB
3.165%, 04/01/2018	518	519

Massachusetts — 0.0%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	112
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	100

		212

New Jersey — 0.3%
New Jersey State, Economic Development Authority, Ser B, RB, AGM
3.153%, 02/15/2020 (B)	4,500	4,222
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,555

		7,777

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	193
4.458%, 10/01/2062	195	211
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	955	1,120
New York City, Build America Project, GO
6.271%, 12/01/2037	200	262

		1,786

        Percentages are based on Net Assets of $2,314,645($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2018.
†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $338,263 ($ Thousands), representing 14.61% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on February 28, 2018. The coupon on a step bond changes on a specified date.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Texas — 0.1%
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	$530	$614
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	160	230
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	680

		1,524

Total Municipal Bonds (Cost $44,614) ($ Thousands)		44,542

MORTGAGE-BACKED SECURITY — 0.0%

Non-Agency Mortgage-Backed Obligation — 0.0%
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl A3
3.400%, 05/10/2045	6	6

Total Mortgage-Backed Security (Cost $6) ($ Thousands)		6

	Shares

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Cl F
1.180%**†	107,510,966	107,511

Total Cash Equivalent (Cost $107,511) ($ Thousands)		107,511

Total Investments in Securities— 101.8% (Cost $2,395,681) ($ Thousands)		$2,356,442

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Intermediate Duration Credit Fund (Continued)

AGM— Assured Guaranty Municipal

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

VAR — Variable Rate

USD — United States Dollar

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,031,179	$–	$2,031,179
U.S. Treasury Obligations	–	124,410	–	124,410
Sovereign Debt	–	48,794	–	48,794
Municipal Bonds	–	44,542	–	44,542
Mortgage-Backed Security	–	6	–	6
Cash Equivalent	107,511	–	–	107,511

Total Investments in Securities	$107,511	$2,248,931	$–	$2,356,442

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2018 ($ Thousands):

Security Description	Value 5/31/2017	Purchases at Cost	Proceeds from Sales	Value 02/28/2015	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$59,477	$1,288,762	$(1,240,728)	$107,511	$442

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Consumer Discretionary — 12.2%
Adient PLC	370	$23
Advance Auto Parts Inc	8,200	937
Amazon.com Inc *	42,500	64,279
AutoZone Inc *	2,900	1,928
Best Buy Co Inc	27,700	2,007
Booking Holdings Inc *	5,200	10,577
BorgWarner Inc	21,600	1,060
CarMax Inc *	19,900	1,232
Carnival Corp, Cl A	43,900	2,937
CBS Corp, Cl B	39,076	2,070
Charter Communications Inc, Cl A *	20,500	7,010
Chipotle Mexican Grill Inc, Cl A *	2,700	860
Comcast Corp, Cl A	494,700	17,913
Darden Restaurants Inc	13,400	1,235
Delphi Automotive *	28,000	2,557
Discovery Communications Inc, Cl A *	17,000	413
Discovery Communications Inc, Cl C *	22,700	522
DISH Network Corp, Cl A *	23,600	984
Dollar General Corp	28,000	2,649
Dollar Tree Inc *	24,984	2,564
DR Horton Inc	37,200	1,559
Expedia Inc	13,300	1,399
Foot Locker Inc	13,600	624
Ford Motor Co	418,100	4,436
Gap Inc/The	24,300	767
Garmin Ltd	12,200	723
General Motors Co	135,100	5,316
Genuine Parts Co	15,851	1,456
Goodyear Tire & Rubber Co/The	27,100	784
H&R Block	22,900	580
Hanesbrands Inc	40,600	788
Harley-Davidson Inc	18,800	853
Hasbro Inc	12,300	1,176
Hilton Worldwide Holdings Inc	21,200	1,713
Home Depot Inc/The	123,832	22,571
Interpublic Group of Cos Inc/The	42,500	995
Kohl’s Corp	18,300	1,209
L Brands Inc	26,600	1,312
Leggett & Platt Inc	14,800	643
Lennar Corp, Cl A	29,400	1,663
LKQ Corp *	32,200	1,271
Lowe’s Cos Inc	88,169	7,899
Macy’s Inc	33,900	997
Marriott International Inc/MD, Cl A	32,820	4,635
Mattel Inc	39,200	623
McDonald’s Corp	84,500	13,329
MGM Resorts International	55,500	1,900
Michael Kors Holdings Ltd *	16,700	1,051
Mohawk Industries Inc *	6,628	1,590
Netflix Inc *	45,900	13,374
Newell Brands Inc	51,099	1,313

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
News Corp	14,100	$231
News Corp, Cl A	42,300	682
NIKE Inc, Cl B	139,200	9,331
Nordstrom Inc	12,900	662
Norwegian Cruise Line Holdings Ltd *	22,400	1,275
Omnicom Group Inc	24,900	1,898
O’Reilly Automotive Inc *	9,200	2,247
PulteGroup Inc	29,600	831
PVH Corp	8,400	1,212
Ralph Lauren Corp, Cl A	6,100	646
Ross Stores Inc	41,400	3,233
Royal Caribbean Cruises Ltd	18,400	2,329
Scripps Networks Interactive Inc, Cl A	10,600	953
Signet Jewelers Ltd	6,900	347
Starbucks Corp	151,900	8,673
Tapestry Inc	30,800	1,568
Target Corp	58,200	4,389
Tiffany & Co	11,300	1,142
Time Warner Inc	82,400	7,660
TJX Cos Inc/The	67,300	5,564
Tractor Supply Co	13,800	896
TripAdvisor Inc *	12,200	489
Twenty-First Century Fox Inc, Cl A	111,300	4,098
Twenty-First Century Fox Inc, Cl B	47,500	1,730
Ulta Beauty Inc *	6,300	1,281
Under Armour Inc, Cl A *	21,900	363
Under Armour Inc, Cl C *	21,336	321
VF Corp	34,524	2,574
Viacom Inc, Cl B	38,300	1,277
Walt Disney Co/The	160,162	16,522
Whirlpool Corp	7,800	1,267
Wyndham Worldwide Corp	11,100	1,285
Wynn Resorts Ltd	8,700	1,457
Yum! Brands Inc	36,200	2,946

		313,685
Consumer Staples — 7.2%
Altria Group Inc	202,300	12,735
Archer-Daniels-Midland Co	58,800	2,441
Brown-Forman Corp, Cl B	21,200	1,479
Campbell Soup	21,200	913
Church & Dwight Co Inc	27,100	1,333
Clorox Co/The	13,900	1,794
Coca-Cola Co/The	406,700	17,578
Colgate-Palmolive Co	92,900	6,407
Conagra Brands Inc	44,200	1,597
Constellation Brands Inc, Cl A	18,200	3,922
Costco Wholesale Corp	46,300	8,839
Coty Inc, Cl A	52,579	1,016
CVS Health Corp	107,200	7,261
Dr Pepper Snapple Group Inc	19,550	2,273
Estee Lauder Cos Inc/The, Cl A	24,100	3,336

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Mills Inc	61,000	$3,083
Hershey Co/The	15,300	1,503
Hormel Foods Corp	29,800	967
JM Smucker Co/The	12,282	1,551
Kellogg Co	26,900	1,781
Kimberly-Clark Corp	37,100	4,115
Kraft Heinz Co/The	63,966	4,289
Kroger Co/The	95,500	2,590
McCormick & Co Inc/MD	12,500	1,335
Molson Coors Brewing Co, Cl B	20,000	1,525
Mondelez International Inc, Cl A	158,100	6,941
Monster Beverage Corp *	43,320	2,745
PepsiCo Inc	150,762	16,543
Philip Morris International Inc	164,700	17,055
Procter & Gamble Co/The	270,336	21,227
Sysco Corp	51,700	3,084
Tyson Foods Inc, Cl A	32,200	2,395
Walgreens Boots Alliance Inc	91,800	6,324
Walmart Inc	155,165	13,966

		185,943

Energy — 5.3%
Anadarko Petroleum Corp	58,700	3,348
Andeavor	15,700	1,407
Apache Corp	41,300	1,410
Baker Hughes a GE Co	46,500	1,228
Cabot Oil & Gas Corp, Cl A	50,300	1,215
Chesapeake Energy Corp *	105,000	296
Chevron Corp	201,500	22,552
Cimarex Energy Co	10,400	999
Concho Resources Inc *	16,000	2,413
ConocoPhillips	126,500	6,870
Devon Energy Corp	57,200	1,754
EOG Resources Inc	61,200	6,207
EQT Corp	26,600	1,338
Exxon Mobil Corp	449,700	34,060
Halliburton Co	93,500	4,340
Helmerich & Payne Inc	12,000	775
Hess Corp	29,300	1,331
Kinder Morgan Inc/DE	202,477	3,280
Marathon Oil Corp	92,200	1,339
Marathon Petroleum Corp	51,510	3,300
National Oilwell Varco Inc	41,200	1,446
Newfield Exploration Co *	22,400	523
Noble Energy Inc	52,700	1,572
Occidental Petroleum Corp	80,900	5,307
ONEOK Inc	44,200	2,490
Phillips 66	45,000	4,067
Pioneer Natural Resources Co	18,300	3,115
Range Resources Corp	26,000	345
Schlumberger Ltd	146,737	9,632
TechnipFMC PLC	47,500	1,369

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valero Energy Corp	46,900	$4,241
Williams Cos Inc/The	86,900	2,412

		135,981

Financials — 14.2%
Affiliated Managers Group Inc	6,100	1,155
Aflac Inc	42,200	3,751
Allstate Corp/The	38,400	3,543
American Express Co	76,300	7,440
American International Group Inc	95,000	5,447
Ameriprise Financial Inc	15,900	2,487
Aon PLC	26,400	3,704
Arthur J Gallagher & Co	18,800	1,299
Assurant Inc	6,100	521
Bank of America Corp	1,029,400	33,044
Bank of New York Mellon Corp/The	109,500	6,245
BB&T Corp	83,300	4,527
Berkshire Hathaway Inc, Cl B *	204,300	42,331
BlackRock Inc, Cl A	13,041	7,165
Brighthouse Financial Inc *	10,845	589
Capital One Financial Corp	51,900	5,083
Cboe Global Markets Inc	12,300	1,378
Charles Schwab Corp/The	126,200	6,691
Chubb Ltd	49,126	6,972
Cincinnati Financial Corp	16,200	1,208
Citigroup Inc	280,500	21,175
Citizens Financial Group Inc	51,700	2,248
CME Group Inc, Cl A	36,000	5,982
Comerica Inc	18,800	1,828
Discover Financial Services	38,300	3,019
E*TRADE Financial Corp *	29,300	1,530
Everest Re Group Ltd	4,500	1,081
Fifth Third Bancorp	74,200	2,452
Franklin Resources Inc	35,700	1,381
Goldman Sachs Group Inc/The	37,200	9,781
Hartford Financial Services Group Inc/The	38,450	2,032
Huntington Bancshares Inc/OH	116,800	1,834
Intercontinental Exchange Inc	62,645	4,578
Invesco Ltd	44,100	1,435
JPMorgan Chase & Co	368,300	42,539
KeyCorp	112,999	2,388
Leucadia National Corp	34,400	825
Lincoln National Corp	23,600	1,798
Loews Corp	29,900	1,475
M&T Bank Corp	16,221	3,079
Marsh & McLennan Cos Inc	54,700	4,541
MetLife Inc	111,200	5,136
Moody’s Corp	17,847	2,978
Morgan Stanley	147,400	8,257
Nasdaq Inc	12,700	1,026
Navient Corp	29,900	388
Northern Trust Corp	23,100	2,446

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
People’s United Financial Inc	38,600	$739
PNC Financial Services Group Inc/The	50,400	7,946
Principal Financial Group Inc	28,100	1,752
Progressive Corp/The	61,300	3,530
Prudential Financial Inc	44,800	4,763
Raymond James Financial Inc	13,400	1,242
Regions Financial Corp	121,900	2,366
S&P Global Inc	27,300	5,236
SunTrust Banks Inc	51,100	3,569
Synchrony Financial	77,411	2,817
T Rowe Price Group Inc	26,000	2,909
Torchmark Corp	11,100	948
Travelers Cos Inc/The	29,300	4,073
Unum Group	24,500	1,249
US Bancorp	167,000	9,078
Wells Fargo & Co	470,200	27,464
Willis Towers Watson PLC	13,895	2,194
XL Group Ltd	27,900	1,180
Zions Bancorporation	21,900	1,204

		366,071

Health Care — 13.2%
Abbott Laboratories	184,439	11,127
AbbVie Inc	169,100	19,587
Aetna Inc	34,918	6,183
Agilent Technologies Inc	34,700	2,380
Alexion Pharmaceuticals Inc *	23,500	2,760
Align Technology Inc *	7,800	2,048
Allergan PLC	35,200	5,429
AmerisourceBergen Corp	17,461	1,662
Amgen Inc	77,000	14,150
Anthem Inc	27,200	6,402
Baxter International Inc	52,838	3,582
Becton Dickinson and Co	28,037	6,225
Biogen Inc *	22,400	6,473
Boston Scientific Corp *	144,900	3,950
Bristol-Myers Squibb Co	173,500	11,486
Cardinal Health Inc	33,100	2,291
Celgene Corp *	84,200	7,335
Centene Corp *	18,600	1,886
Cerner Corp *	33,100	2,124
Cigna Corp	26,100	5,113
Cooper Cos Inc/The	5,300	1,222
Danaher Corp	65,400	6,395
DaVita *	16,500	1,188
DENTSPLY SIRONA Inc	24,900	1,396
Edwards Lifesciences Corp *	22,300	2,981
Eli Lilly & Co	103,600	7,979
Envision Healthcare Corp *	13,597	523
Express Scripts Holding Co *	60,700	4,580
Gilead Sciences Inc	138,456	10,901
HCA Healthcare Inc	30,400	3,017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Henry Schein Inc *	17,400	$1,152
Hologic Inc *	30,000	1,165
Humana Inc	15,300	4,159
IDEXX Laboratories *	9,400	1,760
Illumina Inc *	15,400	3,511
Incyte Corp *	19,000	1,618
Intuitive Surgical Inc *	12,000	5,117
IQVIA Holdings Inc *	15,900	1,563
Johnson & Johnson	285,100	37,029
Laboratory Corp of America Holdings *	10,954	1,892
McKesson Corp	22,400	3,343
Medtronic PLC	143,455	11,461
Merck & Co Inc	290,000	15,724
Mettler-Toledo International Inc *	2,700	1,664
Mylan NV *	56,300	2,270
Patterson Cos Inc	9,600	303
PerkinElmer Inc	12,300	939
Perrigo Co PLC	14,300	1,165
Pfizer Inc	632,396	22,962
Quest Diagnostics Inc	14,800	1,525
Regeneron Pharmaceuticals Inc *	8,300	2,660
ResMed Inc	15,400	1,467
Stryker Corp	34,000	5,513
Thermo Fisher Scientific Inc	42,500	8,865
UnitedHealth Group Inc	102,800	23,249
Universal Health Services Inc, Cl B	9,500	1,085
Varian Medical Systems Inc *	10,000	1,193
Vertex Pharmaceuticals Inc *	26,700	4,433
Waters Corp *	8,600	1,760
Zimmer Biomet Holdings Inc	21,300	2,476
Zoetis Inc, Cl A	52,267	4,226

		339,624

Industrials — 9.8%
3M Co	63,300	14,908
Acuity Brands Inc	4,700	670
Alaska Air Group Inc	13,800	890
Allegion PLC	10,533	886
American Airlines Group Inc	44,800	2,430
AMETEK Inc	24,900	1,886
AO Smith Corp	15,900	1,021
Arconic Inc	45,766	1,116
Boeing Co/The	59,400	21,515
Caterpillar Inc	63,000	9,742
CH Robinson Worldwide Inc	15,100	1,410
Cintas Corp	9,300	1,587
CSX Corp	95,700	5,141
Cummins Inc	16,800	2,825
Deere	33,800	5,437
Delta Air Lines Inc	70,200	3,784
Dover Corp	16,800	1,682
Eaton Corp PLC	47,201	3,809

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emerson Electric Co	68,700	$4,882
Equifax Inc	13,000	1,469
Expeditors International of Washington Inc	19,300	1,254
Fastenal Co	31,100	1,702
FedEx Corp	26,149	6,443
Flowserve Corp	14,400	610
Fluor Corp	15,600	888
Fortive Corp	32,950	2,531
Fortune Brands Home & Security Inc	17,000	1,031
General Dynamics Corp	29,400	6,540
General Electric Co	919,292	12,971
Harris	12,500	1,952
Honeywell International Inc	80,700	12,195
Huntington Ingalls Industries Inc	4,900	1,284
IHS Markit *	39,200	1,844
Illinois Tool Works Inc	32,556	5,256
Ingersoll-Rand PLC	26,300	2,335
Jacobs Engineering Group Inc	13,300	812
JB Hunt Transport Services Inc	9,300	1,103
Johnson Controls International PLC	99,304	3,661
Kansas City Southern	11,300	1,164
L3 Technologies Inc	8,500	1,764
Lockheed Martin Corp	26,624	9,383
Masco Corp	34,300	1,410
Nielsen Holdings PLC	34,800	1,136
Norfolk Southern Corp	30,700	4,270
Northrop Grumman Corp	18,400	6,441
PACCAR Inc	37,800	2,706
Parker-Hannifin Corp	14,300	2,552
Pentair PLC	17,946	1,233
Quanta Services Inc *	17,200	592
Raytheon Co	30,600	6,656
Republic Services Inc, Cl A	24,800	1,666
Robert Half International Inc	14,100	805
Rockwell Automation Inc	13,900	2,513
Rockwell Collins Inc	17,500	2,410
Roper Technologies Inc	11,000	3,026
Snap-on Inc	6,200	987
Southwest Airlines Co	58,600	3,389
Stanley Black & Decker Inc	16,500	2,627
Stericycle Inc *	9,400	589
Textron Inc	28,500	1,706
TransDigm Group Inc	5,300	1,528
Union Pacific Corp	83,400	10,863
United Continental Holdings Inc *	27,400	1,857
United Parcel Service Inc, Cl B	73,400	7,664
United Rentals Inc *	9,100	1,593
United Technologies Corp	78,700	10,604
Verisk Analytics Inc, Cl A *	16,800	1,717
Waste Management Inc	42,100	3,634
WW Grainger Inc	5,600	1,465

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	19,500	$1,454

		252,906

Information Technology — 24.1%
Accenture PLC, Cl A	65,500	10,546
Activision Blizzard Inc	80,000	5,850
Adobe Systems Inc *	52,200	10,917
Advanced Micro Devices Inc *	89,800	1,087
Akamai Technologies Inc *	18,400	1,241
Alliance Data Systems Corp	5,200	1,253
Alphabet Inc, Cl A *	31,645	34,934
Alphabet Inc, Cl C *	32,022	35,376
Amphenol Corp, Cl A	32,900	3,007
Analog Devices Inc	39,436	3,555
ANSYS Inc *	9,200	1,471
Apple Inc	545,100	97,093
Applied Materials Inc	114,100	6,571
Autodesk Inc *	23,600	2,772
Automatic Data Processing Inc	46,900	5,409
Broadcom Ltd	43,093	10,621
CA Inc	34,200	1,200
Cadence Design Systems Inc *	29,400	1,140
Cisco Systems Inc	524,500	23,487
Citrix Systems Inc *	15,500	1,426
Cognizant Technology Solutions Corp, Cl A	63,200	5,184
Corning Inc	93,600	2,722
CSRA Inc	18,100	734
DXC Technology Co	30,638	3,142
eBay Inc *	102,600	4,397
Electronic Arts Inc *	33,000	4,082
F5 Networks Inc *	6,500	965
Facebook Inc, Cl A *	253,100	45,133
Fidelity National Information Services Inc	35,800	3,479
Fiserv Inc *	22,400	3,212
FLIR Systems Inc	15,300	751
Gartner Inc *	9,900	1,123
Global Payments Inc	17,212	1,952
Hewlett Packard Enterprise Co	171,300	3,184
HP Inc	176,300	4,124
Intel Corp	496,500	24,472
International Business Machines Corp	91,258	14,221
Intuit	26,000	4,338
Juniper Networks Inc	40,900	1,050
KLA-Tencor Corp	16,923	1,918
Lam Research Corp	17,387	3,336
Mastercard Inc, Cl A	98,500	17,312
Microchip Technology Inc	25,200	2,241
Micron Technology Inc *	123,400	6,023
Microsoft Corp	819,000	76,798
Motorola Solutions Inc	17,467	1,854
NetApp Inc	29,200	1,768
NVIDIA Corp	64,300	15,561

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oracle Corp	323,100	$16,371
Paychex Inc	33,600	2,188
PayPal Holdings Inc *	119,700	9,505
Qorvo Inc *	13,900	1,122
QUALCOMM Inc	156,200	10,153
Red Hat Inc *	19,000	2,801
Salesforce.com *	72,700	8,451
Seagate Technology PLC	30,300	1,618
Skyworks Solutions Inc	19,800	2,163
Symantec Corp	64,900	1,706
Synopsys Inc *	16,300	1,380
TE Connectivity Ltd	37,700	3,887
Texas Instruments Inc	104,400	11,312
Total System Services Inc	18,100	1,592
VeriSign *	9,200	1,067
Visa Inc, Cl A	192,400	23,654
Western Digital Corp	31,803	2,768
Western Union Co/The	50,200	995
Xerox Corp	23,575	715
Xilinx Inc	27,100	1,931

		619,411

Materials — 2.8%
Air Products & Chemicals Inc	23,000	3,698
Albemarle Corp	12,000	1,205
Avery Dennison Corp	9,800	1,158
Ball Corp	37,900	1,514
CF Industries Holdings Inc	25,800	1,064
DowDuPont Inc	248,115	17,443
Eastman Chemical Co	15,700	1,587
Ecolab Inc	27,900	3,640
FMC Corp	14,600	1,146
Freeport-McMoRan Inc, Cl B	141,700	2,636
International Flavors & Fragrances Inc	8,600	1,215
International Paper Co	43,400	2,586
LyondellBasell Industries NV, Cl A	34,600	3,744
Martin Marietta Materials Inc	6,800	1,387
Monsanto Co	47,000	5,798
Mosaic Co/The	38,800	1,021
Newmont Mining Corp	56,000	2,139
Nucor Corp	33,400	2,184
Packaging Corp of America	10,300	1,228
PPG Industries Inc	27,300	3,070
Praxair Inc	30,664	4,592
Sealed Air Corp	19,800	839
Sherwin-Williams Co/The	8,875	3,564
Vulcan Materials Co	14,400	1,695
WestRock Co	27,541	1,811

		71,964

Real Estate — 2.5%
Alexandria Real Estate Equities Inc ‡	11,100	1,347

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Tower Corp, Cl A ‡	45,347	$6,318
Apartment Investment & Management Co, Cl A ‡	17,600	680
AvalonBay Communities Inc ‡	14,900	2,325
Boston Properties Inc ‡	16,800	1,997
CBRE Group Inc, Cl A *	32,700	1,529
Crown Castle International Corp ‡	42,900	4,722
Digital Realty Trust Inc ‡	21,600	2,174
Duke Realty Corp ‡	39,700	983
Equinix Inc ‡	8,257	3,238
Equity Residential ‡	39,500	2,221
Essex Property Trust Inc ‡	7,200	1,612
Extra Space Storage Inc ‡	13,700	1,165
Federal Realty Investment Trust ‡	8,000	912
Four Corners Property Trust Inc ‡	1	—
GGP Inc ‡	67,700	1,433
HCP Inc ‡	51,100	1,106
Host Hotels & Resorts ‡	80,185	1,488
Iron Mountain Inc ‡	30,771	968
Kimco Realty Corp ‡	47,000	703
Macerich Co/The ‡	12,100	713
Mid-America Apartment Communities Inc ‡	12,400	1,064
Prologis ‡	56,100	3,404
Public Storage ‡	15,800	3,072
Realty Income Corp ‡	30,500	1,500
Regency Centers Corp ‡	16,500	959
SBA Communications Corp, Cl A *‡	12,700	1,997
Simon Property Group Inc ‡	32,800	5,035
SL Green Realty Corp ‡	10,100	979
UDR Inc ‡	29,600	995
Ventas Inc ‡	38,800	1,875
Vornado Realty Trust ‡	18,700	1,243
Welltower Inc ‡	38,900	2,042
Weyerhaeuser Co ‡	79,427	2,782

		64,581

Telecommunication Services — 1.8%
AT&T Inc	651,416	23,646
CenturyLink Inc	105,015	1,856
Verizon Communications Inc	432,700	20,657

		46,159

Utilities — 2.6%
AES Corp/VA	73,000	794
Alliant Energy Corp	25,200	974
Ameren Corp	26,300	1,428
American Electric Power Co Inc	51,900	3,404
American Water Works Co Inc	19,300	1,532
CenterPoint Energy Inc	46,800	1,266
CMS Energy	30,600	1,299
Consolidated Edison Inc	32,600	2,441
Dominion Energy Inc	68,900	5,103

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DTE Energy Co	19,400	$1,955
Duke Energy Corp	74,030	5,577
Edison International	35,100	2,127
Entergy Corp	19,500	1,478
Eversource Energy	34,500	1,966
Exelon Corp	103,000	3,815
FirstEnergy Corp	48,300	1,562
NextEra Energy Inc	49,800	7,577
NiSource Inc	37,000	856
NRG Energy Inc	33,400	864
PG&E Corp	53,800	2,211
Pinnacle West Capital Corp	12,500	962
PPL Corp	73,500	2,106
Public Service Enterprise Group Inc	54,500	2,639
SCANA Corp	15,800	627
Sempra Energy	27,100	2,953
Southern Co/The	107,500	4,629
WEC Energy Group Inc	33,062	1,981
Xcel Energy	54,700	2,367

		66,493
Total Common Stock (Cost $1,422,541) ($ Thousands)		2,462,818

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.4%

Exchange Traded Fund — 0.4%
SPDR S&P 500 ETF Trust	33,700	$9,155

Total Exchange Traded Fund (Cost $6,066) ($ Thousands)		9,155

	Number of Rights

RIGHTS — 0.0%
Safeway CVR - PDC * ‡‡	21,800	1

Safeway CVR - Casa Ley * ‡‡	21,800	22

Total Rights (Cost $—) ($ Thousands)		23

Total Investments in Securities— 96.1% (Cost $1,428,607) ($ Thousands)		$2,471,996

	Contracts

PURCHASED OPTION* — 0.0%

Total Purchased Option (A) (Cost $794) ($ Thousands)	965	$193

A list of the open options contracts held by the Fund at February 28, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Call Options

April 18 Calls on SPX*	965	$261,885	$2,940.00	04/21/18	$193

Total Purchased Option		$261,885			$193

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
CAC40 10 Euro Index	1,620	Mar-2018	$102,704	$105,094	$3,782
DAX Index	277	Mar-2018	106,584	105,006	(5,774)
DJ Euro Stoxx 50 Index	2,501	Mar-2018	105,628	104,871	(4,288)
S&P 500 Index E-MINI	(3,432)	Mar-2018	(458,653)	(465,791)	(7,138)
TOPIX Index	1,603	Mar-2018	254,104	265,602	(3,132)

			$110,367	$114,782	$(16,550)

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Dynamic Asset Allocation Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	04/10/18	USD	386,420	INR	24,967,551	$ (5,789)

Bank of America	04/10/18	INR	24,967,551	USD	388,218	7,586

Bank of America	01/09/19	USD	4,394	SAR	16,485	(1)

Bank of America	01/09/19	SAR	509,241	USD	135,221	(492)

Citigroup	04/10/18	EUR	11,000	USD	13,186	(272)

Citigroup	04/10/18	JPY	716,687	USD	6,371	(367)

Goldman Sachs	04/10/18	EUR	6,095	USD	7,609	152

JPMorgan Chase Bank	04/10/18	USD	9,823	JPY	1,045,001	1

JPMorgan Chase Bank	04/10/18	JPY	570,099	USD	5,236	(124)

Morgan Stanley	04/10/18	USD	12,964	EUR	10,594	(2)

Morgan Stanley	04/10/18	USD	65,936	TWD	1,938,516	451

Morgan Stanley	04/10/18	TWD	1,938,516	USD	65,668	(719)

Societe Generale	04/10/18	USD	3,575	EUR	2,958	44

Societe Generale	04/10/18	USD	65,374	SGD	86,823	321

Societe Generale	04/10/18	JPY	585,059	USD	5,219	(281)

Standard Chartered	04/10/18	USD	261,987	KRW	278,429,564	(4,517)

Standard Chartered	04/10/18	KRW	278,429,564	USD	260,336	2,866

UBS	04/10/18	SGD	87,083	USD	65,180	(712)

Westpac Banking	04/10/18	USD	195	SGD	260	2

						$ (1,853)

Percentages are based on Net Assets of $2,572,205 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Refer to table below for details on Options Contracts.

CAC — Cotation Assistée en Continu

Cl — Class

CVR — Conversion Rate

DAX — Deutscher Aktien Exchange

DJ — Dow Jones

ETF — Exchange-Traded Fund

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

PLC — Public Limited Company

S&P — Standard & Poor’s

SAR — Saudi Riyal

SGD — Singapore Dollar

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

SPX — S&P 500 Index

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

TOPIX — Tokyo Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,462,818	$–	$–	$2,462,818
Exchange Traded Fund	9,155	–	–	9,155
Rights	–	23	–	23

Total Investments in Securities	$2,471,973	$23	$–	$2,471,996

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Dynamic Asset Allocation Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$ 193	$ –	$ –	$ 193
Futures Contracts *
Unrealized Appreciation	3,782	—	–	3,782
Unrealized Depreciation	(20,332)	—	–	(20,332)
Forwards Contracts *
Unrealized Appreciation	–	11,423	–	11,423
Unrealized Depreciation	–	(13,276)	–	(13,276)

Total Other Financial Instruments	$ (16,357)	$ (1,853)	$ –	$ (18,210)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 66.7%
U.S. Treasury Bills **
1.521%, 05/10/2018 (A)	$32,700	$32,601
1.418%, 04/19/2018 (A)	34,800	34,727
1.269%, 03/01/2018 (A)	82,000	82,000
U.S. Treasury Inflation-Protected Securities
1.375%, 01/15/2020	25,084	25,679
1.250%, 07/15/2020	56,844	58,451
1.125%, 01/15/2021	8,711	8,915
0.625%, 07/15/2021	123,620	125,026
0.375%, 07/15/2023	4,301	4,278
0.375%, 07/15/2025	12,734	12,501
0.125%, 04/15/2019	34,068	34,097
0.125%, 04/15/2020	59,156	58,964
0.125%, 04/15/2021	31,223	30,934
0.125%, 01/15/2022	19,698	19,458
0.125%, 04/15/2022	24,529	24,142
0.125%, 07/15/2022	18,976	18,757
0.125%, 01/15/2023	36,586	35,901
0.125%, 07/15/2024	11,348	11,042
0.125%, 07/15/2026	1,656	1,581

Total U.S. Treasury Obligations (Cost $623,693) ($ Thousands)		619,054

	Shares

COMMON STOCK — 28.2%

Consumer Staples — 7.0%
Altria Group Inc	67,258	4,234
Andersons Inc/The	522	18
Archer-Daniels-Midland Co	17,894	743
B&G Foods Inc, Cl A	2,371	66
Blue Buffalo Pet Products Inc *	2,472	99
Boston Beer Co Inc/The, Cl A *	150	24
Brown-Forman Corp, Cl A	1,899	129
Brown-Forman Corp, Cl B	5,451	380
Bunge Ltd	5,604	423
Calavo Growers Inc	450	38
Cal-Maine Foods Inc *	550	23
Campbell Soup	5,772	249
Casey’s General Stores Inc	1,295	145
Central Garden & Pet Co, Cl A *	622	23
Church & Dwight Co Inc	8,163	402
Clorox Co/The	4,108	530
Coca-Cola Bottling Co Consolidated	120	22
Coca-Cola Co/The	137,066	5,924
Colgate-Palmolive Co	31,147	2,148
Conagra Brands Inc	13,767	497
Constellation Brands Inc, Cl A	5,623	1,212
Costco Wholesale Corp	15,413	2,942
Coty Inc, Cl A	14,268	276
CVS Health Corp	36,759	2,490
Darling Ingredients Inc *	6,564	119

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dean Foods Co	3,228	$28
Dr Pepper Snapple Group Inc	5,604	651
Edgewell Personal Care Co *	1,866	94
Energizer Holdings Inc	1,787	97
Estee Lauder Cos Inc/The, Cl A	7,125	986
Flowers Foods Inc	5,344	111
Fresh Del Monte Produce Inc	1,211	57
General Mills Inc	19,913	1,007
Hain Celestial Group Inc/The *	3,366	117
Herbalife Ltd *	2,521	232
Hershey Co/The	4,429	435
Hormel Foods Corp	8,070	262
Hostess Brands Inc, Cl A *	3,430	42
HRG Group Inc *	4,792	76
Ingles Markets Inc, Cl A	421	14
Ingredion Inc	2,405	314
J&J Snack Foods Corp	753	101
JM Smucker Co/The	3,627	458
Kellogg Co	7,642	506
Kimberly-Clark Corp	11,505	1,276
Kraft Heinz Co/The	21,646	1,451
Kroger Co/The	31,448	853
Lamb Weston Holdings Inc	5,044	273
Lancaster Colony Corp	650	77
McCormick & Co Inc/MD	3,680	393
Molson Coors Brewing Co, Cl B	5,124	391
Mondelez International Inc, Cl A	52,665	2,312
Monster Beverage Corp *	14,516	920
National Beverage Corp	567	56
Nu Skin Enterprises Inc, Cl A	1,798	127
PepsiCo Inc	50,099	5,497
Performance Food Group Co *	4,505	138
Philip Morris International Inc	53,945	5,586
Pilgrim’s Pride Corp *	1,022	26
Pinnacle Foods Inc	3,794	205
Post Holdings Inc *	2,445	185
PriceSmart Inc	1,700	134
Procter & Gamble Co/The	88,948	6,984
Rite Aid Corp *	30,569	60
Sanderson Farms Inc	599	74
Seaboard Corp	5	20
Snyder’s-Lance Inc	2,900	145
SpartanNash Co	1,378	23
Spectrum Brands Holdings Inc	950	94
Sprouts Farmers Market Inc *	5,301	137
SUPERVALU Inc *	753	11
Sysco Corp	17,492	1,043
Tootsie Roll Industries Inc	566	19
TreeHouse Foods Inc *	1,773	67
Tyson Foods Inc, Cl A	9,347	695
United Natural Foods Inc *	1,816	78
Universal Corp/VA	978	48

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Foods Holding Corp *	5,644	$188
Vector Group Ltd	4,825	97
Walgreens Boots Alliance Inc	31,872	2,196
Walmart Inc	50,415	4,538
WD-40 Co	273	34
Weis Markets Inc	300	11

		65,206

Energy — 6.8%
Anadarko Petroleum Corp	23,939	1,365
Andeavor	6,786	608
Antero Resources Corp *	10,253	193
Apache Corp	17,729	605
Arch Coal Inc	700	67
Archrock Inc	6,300	60
Baker Hughes a GE Co	20,423	539
Bonanza Creek Energy Inc *	1,876	53
C&J Energy Services Inc *	1,814	44
Cabot Oil & Gas Corp, Cl A	20,196	488
California Resources Corp *	2,800	39
Callon Petroleum Co *	9,327	99
Carrizo Oil & Gas Inc *	3,100	44
Centennial Resource Development Inc/DE, Cl A *	8,179	156
Cheniere Energy Inc *	10,140	533
Chesapeake Energy Corp *	34,209	96
Chevron Corp	82,694	9,255
Cimarex Energy Co	4,535	436
CNX Resources Corp *	9,838	158
Concho Resources Inc *	6,548	987
ConocoPhillips	52,319	2,841
CONSOL Energy Inc *	1,139	36
Continental Resources Inc/OK *	3,596	171
Delek US Holdings Inc	3,927	134
Denbury Resources Inc *	24,900	55
Devon Energy Corp	23,430	719
Diamondback Energy Inc *	4,642	579
Dril-Quip Inc *	1,412	64
Energen Corp *	4,412	241
Ensco PLC, Cl A	18,545	82
EOG Resources Inc	24,807	2,516
EQT Corp	10,549	531
Exterran Corp *	723	19
Extraction Oil & Gas Inc *	4,943	60
Exxon Mobil Corp	184,678	13,987
Forum Energy Technologies Inc *	4,413	50
GasLog Ltd	1,132	19
Golar LNG Ltd	5,023	136
Gulfport Energy Corp *	7,242	70
Halcon Resources Corp *	6,800	41
Halliburton Co	38,304	1,778
Helix Energy Solutions Group Inc *	3,022	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Helmerich & Payne Inc	4,799	$310
Hess Corp	12,736	578
HollyFrontier Corp	7,001	300
Kinder Morgan Inc/DE	88,931	1,441
Kosmos Energy Ltd *	13,416	72
Laredo Petroleum Inc *	6,709	56
Marathon Oil Corp	36,865	535
Marathon Petroleum Corp	22,143	1,418
Matador Resources Co *	4,536	131
McDermott International Inc *	14,775	108
Murphy Oil Corp	7,042	179
Nabors Industries Ltd	13,549	88
National Oilwell Varco Inc	17,819	625
Newfield Exploration Co *	8,657	202
Newpark Resources Inc *	6,134	51
Noble Corp PLC *	12,800	50
Noble Energy Inc	22,835	681
Oasis Petroleum Inc *	10,721	84
Occidental Petroleum Corp	33,742	2,213
Oceaneering International Inc	4,632	85
Oil States International Inc *	2,330	57
ONEOK Inc	16,366	922
Par Pacific Holdings Inc *	1,281	22
Parsley Energy Inc, Cl A *	11,864	300
Patterson-UTI Energy Inc	11,065	200
PBF Energy Inc, Cl A	4,971	146
PDC Energy Inc *	2,617	137
Peabody Energy Corp	2,175	89
Phillips 66	19,882	1,797
Pioneer Natural Resources Co	7,626	1,298
QEP Resources Inc *	13,206	114
Range Resources Corp	6,851	91
Resolute Energy Corp *	1,587	52
Ring Energy Inc *	3,910	53
Rowan Cos PLC, Cl A *	5,196	63
RPC Inc	1,072	21
RSP Permian Inc *	5,937	227
Sanchez Energy Corp *	5,234	15
Schlumberger Ltd	61,986	4,069
Scorpio Tankers Inc	9,260	21
SemGroup Corp, Cl A	3,210	71
SM Energy Co	4,237	78
Southwestern Energy Co *	19,578	70
SRC Energy Inc *	9,836	87
Stone Energy Corp *	1,924	58
Superior Energy Services Inc *	7,819	67
Targa Resources Corp	9,018	403
Transocean Ltd *	18,900	172
Ultra Petroleum Corp *	3,964	15
Unit Corp *	3,329	64
US Silica Holdings Inc	3,469	90
Valero Energy Corp	19,647	1,776

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weatherford International PLC *	45,621	$120
Whiting Petroleum Corp *	5,198	141
Williams Cos Inc/The	38,699	1,074
World Fuel Services Corp	2,926	67
WPX Energy Inc *	16,000	226

		63,452

Health Care — 5.9%
Abbott Laboratories	27,874	1,682
AbbVie Inc	23,925	2,771
ABIOMED Inc *	777	208
Acadia Healthcare Co Inc *	1,145	44
ACADIA Pharmaceuticals Inc *	800	20
Aerie Pharmaceuticals Inc *	1,087	56
Aetna Inc	4,273	757
Agilent Technologies Inc	5,504	377
Agios Pharmaceuticals Inc *	1,500	121
Akorn Inc *	972	16
Alexion Pharmaceuticals Inc *	3,307	388
Align Technology Inc *	1,069	281
Alkermes PLC *	2,589	148
Allergan PLC	4,867	751
Allscripts Healthcare Solutions Inc *	1,722	24
Alnylam Pharmaceuticals Inc *	1,299	156
AmerisourceBergen Corp	2,718	259
Amgen Inc	11,199	2,058
Amicus Therapeutics Inc *	3,207	44
Anthem Inc	4,003	942
Array BioPharma Inc *	5,437	94
athenahealth Inc *	407	57
Avexis Inc *	725	90
Baxter International Inc	7,588	514
Becton Dickinson and Co	3,636	807
Biogen Inc *	3,297	953
BioMarin Pharmaceutical Inc *	2,932	238
Bio-Rad Laboratories Inc, Cl A *	518	140
Bio-Techne Corp	550	78
Bioverativ Inc *	2,268	237
Bluebird Bio Inc *	673	135
Blueprint Medicines Corp *	1,260	109
Boston Scientific Corp *	19,960	544
Bristol-Myers Squibb Co	24,510	1,623
Brookdale Senior Living Inc, Cl A *	9,900	65
Bruker Corp	900	28
Cantel Medical Corp	400	46
Cardinal Health Inc	5,131	355
Catalent Inc *	2,744	115
Celgene Corp *	11,489	1,001
Centene Corp *	2,932	297
Cerner Corp *	4,224	271
Charles River Laboratories International Inc *	847	90

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chemed Corp	220	$57
Cigna Corp	3,546	695
Clovis Oncology Inc *	350	20
Cooper Cos Inc/The	828	191
Danaher Corp	9,432	922
DaVita *	2,925	211
DENTSPLY SIRONA Inc	3,848	216
DexCom Inc *	1,400	79
Diplomat Pharmacy Inc *	2,100	44
Edwards Lifesciences Corp *	3,414	456
Eli Lilly & Co	14,891	1,147
Encompass Health Corp	1,022	54
Endo International PLC *	3,000	19
Envision Healthcare Corp *	2,122	82
Exact Sciences Corp *	1,261	56
Exelixis Inc *	4,199	108
Express Scripts Holding Co *	8,964	676
FibroGen Inc *	1,414	78
Gilead Sciences Inc	19,100	1,504
Global Blood Therapeutics Inc *	600	35
Globus Medical Inc, Cl A *	700	33
Haemonetics Corp *	572	41
Halozyme Therapeutics Inc *	3,832	75
Halyard Health Inc *	1,463	72
HCA Healthcare Inc	4,803	477
HealthEquity Inc *	500	29
Henry Schein Inc *	3,093	205
Hill-Rom Holdings Inc	1,449	121
Hologic Inc *	4,970	193
Horizon Pharma Plc *	1,472	21
Humana Inc	2,130	579
ICU Medical Inc *	518	120
IDEXX Laboratories *	1,669	312
Illumina Inc *	2,191	500
Incyte Corp *	2,825	241
Insmed Inc *	2,227	54
Insulet Corp *	622	47
Integra LifeSciences Holdings Corp *	572	30
Intercept Pharmaceuticals Inc *	222	13
Intuitive Surgical Inc *	1,743	743
Ionis Pharmaceuticals Inc *	2,124	112
IQVIA Holdings Inc *	2,352	231
Ironwood Pharmaceuticals Inc, Cl A *	1,272	18
Johnson & Johnson	41,089	5,337
Juno Therapeutics Inc *	1,299	113
Laboratory Corp of America Holdings *	1,710	295
Ligand Pharmaceuticals Inc *	222	34
LivaNova PLC *	1,243	111
Loxo Oncology Inc *	725	81
Magellan Health Inc *	199	20
Mallinckrodt PLC *	1,550	26
Masimo Corp *	908	79

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McKesson Corp	3,253	$485
Medicines Co/The *	650	20
Medidata Solutions Inc *	471	31
MEDNAX Inc *	1,219	67
Medtronic PLC	21,202	1,694
Merck & Co Inc	40,947	2,220
Mettler-Toledo International Inc *	471	290
Molina Healthcare Inc *	762	55
Mylan NV *	7,215	291
Nektar Therapeutics, Cl A *	1,916	166
Neogen Corp *	497	29
Neurocrine Biosciences Inc *	1,213	102
Nevro Corp *	222	18
NuVasive Inc *	1,300	63
Omnicell Inc *	550	24
Pacira Pharmaceuticals Inc/DE *	340	11
Patterson Cos Inc	2,478	78
Penumbra Inc *	350	38
PerkinElmer Inc	1,148	88
Perrigo Co PLC	2,429	198
Pfizer Inc	88,837	3,226
Portola Pharmaceuticals Inc, Cl A *	1,363	58
PRA Health Sciences Inc *	902	76
Premier Inc, Cl A *	672	22
Prestige Brands Holdings Inc *	500	17
Prothena Corp PLC *	424	14
Puma Biotechnology Inc *	480	31
QIAGEN NV *	4,536	153
Quest Diagnostics Inc	2,511	259
Regeneron Pharmaceuticals Inc *	1,201	385
Repligen Corp *	1,412	48
ResMed Inc	2,718	259
Sage Therapeutics Inc *	373	60
Sarepta Therapeutics Inc *	1,312	82
Seattle Genetics Inc *	1,748	94
STERIS PLC	1,502	137
Stryker Corp	5,043	818
Syneos Health Inc, Cl A *	1,227	51
Teleflex Inc	875	219
TESARO Inc *	600	33
Theravance Biopharma Inc *	1,118	29
Thermo Fisher Scientific Inc	5,690	1,187
Ultragenyx Pharmaceutical Inc *	424	20
United Therapeutics Corp *	878	102
UnitedHealth Group Inc	14,091	3,187
Universal Health Services Inc, Cl B	1,512	173
Varian Medical Systems Inc *	1,698	203
Veeva Systems Inc, Cl A *	979	68
Vertex Pharmaceuticals Inc *	3,734	620
Waters Corp *	1,176	241
WellCare Health Plans Inc *	578	112
West Pharmaceutical Services Inc	1,449	126

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wright Medical Group NV *	1,223	$25
Zimmer Biomet Holdings Inc	3,093	360
Zoetis Inc, Cl A	6,780	548

		55,014

Industrials — 0.0%
CoStar Group Inc *	171	59

Information Technology — 3.0%
Accenture PLC, Cl A	4,090	659
Activision Blizzard Inc	5,606	410
Adobe Systems Inc *	3,569	746
Akamai Technologies Inc *	663	45
Alliance Data Systems Corp	280	67
Alphabet Inc, Cl A *	2,215	2,445
Alphabet Inc, Cl C *	2,246	2,481
Amdocs Ltd	847	56
ANSYS Inc *	699	112
Aspen Technology Inc *	524	40
Autodesk Inc *	1,598	188
Automatic Data Processing Inc	3,306	381
Blackbaud Inc	340	35
Booz Allen Hamilton Holding Corp, Cl A	600	23
Broadridge Financial Solutions Inc	700	70
CA Inc	3,105	109
Cadence Design Systems Inc *	2,218	86
CDK Global Inc	1,035	71
Citrix Systems Inc *	900	83
Cognizant Technology Solutions Corp, Cl A	4,317	354
Conduent Inc *	3,252	61
CoreLogic Inc/United States *	522	24
CSRA Inc	723	29
Dell Technologies Inc, Cl V *	424	32
DXC Technology Co	2,098	215
eBay Inc *	6,350	272
Electronic Arts Inc *	2,111	261
Ellie Mae Inc *	300	27
EPAM Systems Inc *	350	40
Euronet Worldwide Inc *	273	23
Facebook Inc, Cl A *	17,054	3,041
Fair Isaac Corp	200	34
Fidelity National Information Services Inc	2,139	208
First Data Corp, Cl A *	1,750	27
Fiserv Inc *	1,377	197
FleetCor Technologies Inc *	628	126
Fortinet Inc *	650	33
Gartner Inc *	500	57
Genpact Ltd	850	27
Global Payments Inc	1,150	130
GoDaddy Inc, Cl A *	505	30
GrubHub Inc *	132	13

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guidewire Software Inc *	500	$40
IAC/InterActiveCorp *	400	60
International Business Machines Corp	5,568	868
Intuit	1,817	303
Jack Henry & Associates Inc	549	64
Leidos Holdings Inc	1,300	82
LogMeIn Inc	273	32
Mastercard Inc, Cl A	6,837	1,202
MAXIMUS Inc	373	25
Microsoft Corp	56,489	5,297
Oracle Corp	21,442	1,086
Paychex Inc	2,025	132
PayPal Holdings Inc *	8,643	686
Proofpoint Inc *	350	38
PTC Inc *	500	37
Red Hat Inc *	1,363	201
salesforce.com Inc *	5,017	583
ServiceNow Inc *	1,087	175
Splunk Inc *	895	83
Square Inc, Cl A *	1,323	61
SS&C Technologies Holdings Inc	1,340	66
Symantec Corp	5,794	152
Synopsys Inc *	1,057	90
Take-Two Interactive Software Inc *	500	56
Teradata Corp *	672	25
Total System Services Inc	1,039	91
Twitter Inc *	5,844	186
Tyler Technologies Inc *	171	35
Ultimate Software Group Inc/The *	150	36
VeriSign *	609	71
Visa Inc, Cl A	13,272	1,632
VMware Inc, Cl A *	480	63
Western Union Co/The	1,788	35
WEX Inc *	200	30
Workday Inc, Cl A *	1,249	158
Worldpay Inc, Cl A *	1,543	125
Zillow Group Inc *	600	29

		27,303

Real Estate — 2.7%
Acadia Realty Trust ‡	2,673	64
Agree Realty Corp ‡	421	20
Alexander & Baldwin Inc ‡	2,532	56
Alexander’s Inc ‡	43	16
Alexandria Real Estate Equities Inc ‡	2,808	341
American Assets Trust Inc ‡	1,665	53
American Campus Communities Inc ‡	3,330	122
American Homes 4 Rent, Cl A ‡	8,906	171
American Tower Corp, Cl A ‡	12,138	1,691
Apartment Investment & Management Co, Cl A ‡	3,946	153
Apple Hospitality Inc ‡	4,086	69

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ashford Hospitality Trust Inc ‡	9,113	$50
AvalonBay Communities Inc ‡	3,253	508
Boston Properties Inc ‡	3,573	425
Brandywine Realty Trust ‡	6,079	95
Brixmor Property Group Inc ‡	5,420	84
Camden Property Trust ‡	1,815	145
CareTrust Inc ‡	1,350	18
CBL & Associates Properties Inc	2,150	10
CBRE Group Inc, Cl A *	6,680	312
Chatham Lodging Trust ‡	3,500	64
Chesapeake Lodging Trust ‡	3,850	100
Colony NorthStar Inc, Cl A ‡	14,834	115
Columbia Property Trust Inc ‡	4,772	99
CoreCivic Inc ‡	6,726	140
CoreSite Realty Corp ‡	1,014	95
Corporate Office Properties Trust ‡	3,060	76
Cousins Properties Inc ‡	10,638	89
Crown Castle International Corp ‡	10,323	1,136
CubeSmart ‡	4,919	132
CyrusOne Inc ‡	2,364	118
DCT Industrial Trust Inc ‡	2,589	143
DDR Corp ‡	9,130	71
DiamondRock Hospitality Co ‡	6,558	67
Digital Realty Trust Inc ‡	5,646	568
Douglas Emmett Inc ‡	3,731	133
Duke Realty Corp ‡	9,139	226
Easterly Government Properties Inc ‡	3,625	69
EastGroup Properties Inc ‡	1,124	91
Education Realty Trust Inc ‡	2,784	87
Empire State Realty Trust Inc, Cl A ‡	4,809	81
EPR Properties ‡	1,347	78
Equinix Inc ‡	1,916	751
Equity Commonwealth * ‡	3,381	100
Equity LifeStyle Properties Inc ‡	2,130	180
Equity Residential ‡	8,323	468
Essex Property Trust Inc ‡	1,624	364
Extra Space Storage Inc ‡	3,723	317
Federal Realty Investment Trust ‡	1,548	176
First Industrial Realty Trust Inc ‡	3,570	100
Forest City Realty Trust Inc, Cl A ‡	6,058	129
Four Corners Property Trust Inc ‡	922	20
Franklin Street Properties Corp ‡	2,450	20
Front Yard Residential Corp ‡	5,592	59
Gaming and Leisure Properties Inc ‡	5,544	184
GEO Group Inc/The ‡	6,142	131
Getty Realty Corp ‡	2,700	64
GGP Inc ‡	16,878	357
Gladstone Commercial Corp ‡	3,262	55
Global Net Lease Inc ‡	1,224	19
Government Properties Income Trust ‡	1,222	17
Gramercy Property Trust ‡	4,825	105
HCP Inc ‡	11,758	254

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Healthcare Realty Trust Inc ‡	3,496	$93
Healthcare Trust of America Inc, Cl A ‡	4,199	104
Hersha Hospitality Trust, Cl A	1,072	18
HFF Inc, Cl A	700	32
Highwoods Properties Inc ‡	2,749	118
Hospitality Properties Trust ‡	5,748	146
Host Hotels & Resorts ‡	17,636	327
Howard Hughes Corp/The *	791	101
Hudson Pacific Properties Inc ‡	3,618	114
Investors Real Estate Trust ‡	13,360	62
Invitation Homes Inc ‡	7,036	153
Iron Mountain Inc ‡	6,680	210
iStar Inc * ‡	1,750	18
JBG SMITH Properties ‡	1,750	57
Jones Lang LaSalle Inc	990	159
Kennedy-Wilson Holdings Inc	2,215	36
Kilroy Realty Corp ‡	2,514	171
Kimco Realty Corp ‡	8,979	134
Kite Realty Group Trust ‡	1,472	22
Lamar Advertising Co, Cl A ‡	1,916	127
LaSalle Hotel Properties ‡	2,623	64
Lexington Realty Trust ‡	9,819	78
Liberty Property Trust ‡	4,237	166
Life Storage Inc ‡	1,383	109
LTC Properties Inc ‡	1,521	56
Macerich Co/The ‡	3,498	206
Mack-Cali Realty Corp ‡	2,976	50
Medical Properties Trust Inc ‡	7,442	91
Mid-America Apartment Communities Inc ‡	2,936	252
Monmouth Real Estate Investment Corp, Cl A ‡	2,127	30
National Health Investors Inc ‡	1,059	69
National Retail Properties Inc ‡	3,695	138
National Storage Affiliates Trust ‡	872	21
New Senior Investment Group Inc ‡	3,622	29
NorthStar Realty Europe Corp ‡	5,799	60
Omega Healthcare Investors Inc ‡	4,526	115
Outfront Media Inc ‡	4,125	85
Paramount Group Inc ‡	6,393	89
Park Hotels & Resorts Inc ‡	3,907	102
Pebblebrook Hotel Trust	2,972	101
Pennsylvania Real Estate Investment Trust ‡	1,300	14
Physicians Realty Trust ‡	6,113	88
Piedmont Office Realty Trust Inc, Cl A ‡	3,834	69
PotlatchDeltic Corp ‡	1,648	84
Preferred Apartment Communities Inc, Cl A ‡	3,676	51
Prologis ‡	13,353	810
PS Business Parks Inc ‡	478	53
Public Storage ‡	3,607	701
QTS Realty Trust Inc, Cl A ‡	1,698	55
Quality Care Properties Inc *‡	1,122	14
Ramco-Gershenson Properties Trust ‡	1,623	19

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rayonier Inc ‡	3,789	$129
RE/MAX Holdings Inc, Cl A	400	22
Realogy Holdings Corp	4,199	107
Realty Income Corp ‡	6,812	335
Regency Centers Corp ‡	4,545	264
Retail Opportunity Investments Corp ‡	5,411	93
Retail Properties of America Inc, Cl A ‡	8,010	96
Rexford Industrial Realty Inc ‡	1,072	29
RLJ Lodging Trust ‡	4,589	91
Ryman Hospitality Properties Inc ‡	1,028	71
Sabra Health Care Inc ‡	5,075	86
Saul Centers Inc ‡	1,766	86
SBA Communications Corp, Cl A *‡	3,146	495
Select Income ‡	2,774	50
Senior Housing Properties Trust ‡	6,756	102
Seritage Growth Properties ‡	450	17
Simon Property Group Inc ‡	7,928	1,217
SL Green Realty Corp ‡	2,596	252
Spirit Realty Capital Inc ‡	13,993	109
STAG Industrial Inc ‡	1,422	32
STORE Capital Corp ‡	4,345	104
Summit Hotel Properties Inc	5,600	74
Sun Communities Inc ‡	1,948	171
Sunstone Hotel Investors Inc ‡	5,694	82
Tanger Factory Outlet Centers Inc ‡	2,522	56
Taubman Centers Inc ‡	1,665	97
Terreno Realty Corp	922	31
Tier Inc ‡	1,272	24
UDR Inc ‡	6,466	217
UMH Properties Inc	5,437	64
Uniti Group Inc ‡	4,338	67
Universal Health Realty Income Trust ‡	300	17
Urban Edge Properties ‡	2,952	64
Ventas Inc ‡	8,109	392
VEREIT Inc ‡	22,113	152
Vornado Realty Trust ‡	4,744	315
Washington Prime Group Inc ‡	2,700	18
Washington Real Estate Investment Trust ‡	2,522	64
Weingarten Realty Investors ‡	3,199	87
Welltower Inc ‡	9,222	484
Weyerhaeuser Co ‡	21,303	746
WP Carey Inc ‡	3,521	211
Xenia Hotels & Resorts Inc ‡	4,472	88

		25,430

Telecommunication Services — 1.4%
AT&T Inc	166,969	6,061
Boingo Wireless Inc *	2,400	64
CenturyLink Inc	24,754	437
Cogent Communications Holdings Inc	600	26
Consolidated Communications Holdings Inc	3,034	35
GCI Liberty Inc *	1,300	50

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iridium Communications Inc *	1,287	$15
Shenandoah Telecommunications Co	700	23
Sprint Corp *	18,192	95
Telephone & Data Systems Inc	3,178	89
T-Mobile US Inc *	6,680	405
United States Cellular Corp *	522	20
Verizon Communications Inc	113,286	5,408
Vonage Holdings Corp *	9,100	92
Zayo Group Holdings Inc *	4,039	145

		12,965

Utilities — 1.4%
AES Corp/VA	12,258	133
ALLETE Inc	1,250	85
Alliant Energy Corp	4,182	162
Ameren Corp	3,687	200
American Electric Power Co Inc	7,744	508
American States Water Co	1,300	69
American Water Works Co Inc	2,769	220
Aqua America Inc	2,997	102
Atlantic Power Corp *	46,900	99
Atmos Energy Corp	1,563	126
Avista Corp	600	29
Black Hills Corp	1,400	71
California Water Service Group	1,400	53
Calpine Corp *	7,492	114
CenterPoint Energy Inc	7,802	211
CMS Energy	4,276	182
Connecticut Water Service Inc	1,100	57
Consolidated Edison Inc	4,646	348
Dominion Energy Inc	9,777	724
DTE Energy Co	2,718	274
Duke Energy Corp	10,840	817
Dynegy Inc, Cl A *	7,500	92
Edison International	6,042	366
El Paso Electric Co	500	24
Entergy Corp	2,879	218
Eversource Energy	4,810	274
Exelon Corp	15,269	566
FirstEnergy Corp	13,988	452
Great Plains Energy Inc	3,763	110
Hawaiian Electric Industries Inc	2,850	94
IDACORP Inc	1,159	94
MDU Resources Group Inc	3,955	104
MGE Energy Inc	300	16
National Fuel Gas Co	1,463	72
New Jersey Resources Corp	2,028	77
NextEra Energy Inc	7,549	1,149
NiSource Inc	5,454	126
NorthWestern Corp	1,299	66
NRG Energy Inc	4,095	106
NRG Yield Inc, Cl C	3,481	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OGE Energy Corp	3,610	$113
ONE Gas Inc	1,106	70
Ormat Technologies Inc	400	25
Otter Tail Corp	550	22
Pattern Energy Group Inc, Cl A	7,450	138
PG&E Corp	8,345	343
Pinnacle West Capital Corp	1,826	141
PNM Resources Inc	2,148	76
Portland General Electric Co	2,124	84
PPL Corp	9,780	280
Public Service Enterprise Group Inc	7,162	347
SCANA Corp	1,800	71
Sempra Energy	4,001	436
South Jersey Industries Inc	773	20
Southern Co/The	14,935	643
Southwest Gas Holdings Inc	924	61
Spire Inc	1,106	75
UGI Corp	2,653	114
Unitil Corp	1,300	55
Vectren Corp	1,787	108
Vistra Energy Corp *	3,055	58
WEC Energy Group Inc	4,863	291
Westar Energy Inc, Cl A	2,364	115
WGL Holdings Inc	1,024	85
Xcel Energy	7,428	322

		12,737
Total Common Stock (Cost $251,864) ($ Thousands)		262,166

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 8.1%

Consumer Discretionary — 0.7%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (B)	$372	363
CBS
3.500%, 01/15/2025	625	613
CCO Holdings LLC
4.000%, 03/01/2023 (B)	1,696	1,651
CSC Holdings
6.750%, 11/15/2021	125	131
Expedia
3.800%, 02/15/2028	756	704
Ford Motor Credit LLC
5.875%, 08/02/2021	200	214
4.375%, 08/06/2023	260	266
2.597%, 11/04/2019	346	344
General Motors
3.500%, 10/02/2018	365	367
International Game Technology
6.250%, 02/15/2022 (B)	380	401

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KB Home
4.750%, 05/15/2019	$294	$298
Time Warner
4.875%, 03/15/2020	497	516
4.700%, 01/15/2021	130	136
Time Warner Cable LLC
4.500%, 09/15/2042	245	221
4.125%, 02/15/2021	65	66
		6,291

Consumer Staples — 0.1%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)	570	571
Marfrig Holdings Europe
8.000%, 06/08/2023 (B)	365	377
Minerva Luxembourg
6.500%, 09/20/2026 (B)	233	231
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)	500	35
		1,214

Energy — 1.0%
Antero Resources
5.125%, 12/01/2022	126	127
Cenovus Energy
5.700%, 10/15/2019	178	184
3.000%, 08/15/2022	36	35
Diamond Offshore Drilling
4.875%, 11/01/2043	666	493
Ecopetrol
5.875%, 05/28/2045	252	253
Energy Transfer
5.200%, 02/01/2022	465	490
4.650%, 06/01/2021	85	88
4.500%, 11/01/2023	72	73
Enterprise Products Operating LLC
5.200%, 09/01/2020	110	116
3.700%, 02/15/2026	810	808
Hess
4.300%, 04/01/2027	653	639
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	49
Marathon Petroleum
5.125%, 03/01/2021	47	50
Nabors Industries
5.500%, 01/15/2023	740	734
Noble Energy
4.150%, 12/15/2021	708	726
3.900%, 11/15/2024	463	464
PDC Energy
5.750%, 05/15/2026 (B)	565	558

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petrobras Global Finance
6.250%, 03/17/2024		$514	$536
6.125%, 01/17/2022		25	26
5.750%, 02/01/2029		732	705
Plains All American Pipeline
3.600%, 11/01/2024		660	630
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027		486	505
SM Energy
6.500%, 01/01/2023		35	35
Sunoco
4.875%, 01/15/2023 (B)		586	583
Ultrapar International
5.250%, 10/06/2026 (B)		376	376
Valero Energy
6.125%, 02/01/2020		149	158
Williams Partners
3.900%, 01/15/2025		176	175
			9,616

Financials — 4.0%
ABN AMRO Bank
4.750%, 07/28/2025 (B)		200	206
Alfa
5.250%, 03/25/2024 (B)		570	594
Banco Bilbao Vizcaya Argentaria
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.870%, 12/31/2099		600	610
Banco Santander
5.179%, 11/19/2025		200	210
3.500%, 04/11/2022		600	598
Bank of America MTN
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		2,930	2,906
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023		985	968
Bank of Nova Scotia
2.500%, 01/08/2021		291	287
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (B)		475	470
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (B)		106	126
3.684%, 01/10/2023		755	750
3.650%, 03/16/2025		235	226
BB&T MTN
2.625%, 06/29/2020		407	404
BNP Paribas
2.375%, 05/21/2020		200	198
BNP Paribas MTN
2.250%, 01/11/2027	EUR	236	296

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BPCE
2.650%, 02/03/2021		$398	$392
Capital One Financial
3.300%, 10/30/2024		1,080	1,048
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049		232	241
3.875%, 03/26/2025		680	675
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028		1,660	1,624
Compass Bank
2.875%, 06/29/2022		780	757
Cooperatieve Rabobank UA
4.375%, 08/04/2025		425	432
Credit Agricole MTN
2.750%, 06/10/2020 (B)		1,200	1,191
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		375	389
3.800%, 06/09/2023		810	815
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166		591	575
3.750%, 05/22/2025		1,890	1,882
Goldman Sachs Group MTN
3.584%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023		660	689
Hartford Financial Services Group
5.500%, 03/30/2020		13	14
HSBC Bank USA
4.875%, 08/24/2020		460	479
HSBC Holdings
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028		755	758
Intesa Sanpaolo
7.750%, VAR EUR Swap Annual 5 Yr+7.192%, 07/11/2166	EUR	200	305
3.875%, 01/12/2028 (B)		$485	460
Intesa Sanpaolo MTN
3.928%, 09/15/2026	EUR	148	196
JPMorgan Chase
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028		$508	506
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025		980	961
JPMorgan Chase MTN
2.295%, 08/15/2021		375	365
Lincoln National
4.200%, 03/15/2022		110	114
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.760%, 12/01/2099		371	407
4.650%, 03/24/2026		364	370

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Manufacturers & Traders Trust
2.625%, 01/25/2021		$801	$794
2.050%, 08/17/2020		801	785
MetLife
5.700%, 06/15/2035		65	78
Morgan Stanley MTN
5.500%, 07/28/2021		168	180
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028		1,040	1,004
Nationwide Building Society
4.000%, 09/14/2026 (B)		935	913
Nationwide Financial Services
5.375%, 03/25/2021 (B)		320	339
Navient
6.625%, 07/26/2021		560	585
Navient MTN
7.250%, 01/25/2022		15	16
PNC Bank
3.800%, 07/25/2023		460	468
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Year Curr+7.598%, 12/31/2049		560	618
4.013%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027		500	507
2.001%, VAR Euribor 3 Month+2.330%, 10/29/2049	EUR	150	182
Santander Holdings USA
4.400%, 07/13/2027 (B)		$990	989
Santander Issuances MTN
3.250%, 04/04/2026	EUR	400	530
Santander UK
5.000%, 11/07/2023 (B)		$555	578
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+6.301%, 12/29/2049		385	417
3.277%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (B)		400	382
Synchrony Financial
3.950%, 12/01/2027		1,100	1,057
Trust F/1401
5.250%, 01/30/2026 (B)		605	616
UBS Group Funding Switzerland
4.125%, 09/24/2025 (B)		1,666	1,692
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049		408	425
XLIT
3.250%, VAR Euribor 3 Month+2.900%, 06/29/2047	EUR	213	266
			37,915

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care – 0.4%
Baxalta
3.600%, 06/23/2022		$745	$747
Gilead Sciences
2.550%, 09/01/2020		1,159	1,151
Mylan
3.125%, 11/22/2028	EUR	440	557
Teva Pharmaceutical Finance Netherlands III
3.150%, 10/01/2026		$431	352
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (B)		415	364
Zimmer Biomet Holdings
2.700%, 04/01/2020		480	476
			3,647

Industrials – 0.2%
Avis Budget Car Rental LLC
5.250%, 03/15/2025 (B)		320	309
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	609
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049		200	197
Odebrecht Finance
7.125%, 06/26/2042 (B)		571	131
5.250%, 06/27/2029 (B)		369	78
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (B)		431	427
			1,751

Information Technology – 0.6%
Broadcom
3.875%, 01/15/2027 (B)		413	396
3.625%, 01/15/2024 (B)		193	188
Dell International LLC / EMC Corp
6.020%, 06/15/2026 (B)		152	162
5.450%, 06/15/2023 (B)		446	470
4.420%, 06/15/2021 (B)		530	541
Hewlett Packard Enterprise
2.100%, 10/04/2019 (B)		742	732
KLA-Tencor
4.650%, 11/01/2024		691	726
Lam Research
2.800%, 06/15/2021		437	433
Seagate HDD Cayman
4.750%, 01/01/2025		343	333
VMware
2.950%, 08/21/2022		322	311
Western Digital
7.375%, 04/01/2023 (B)		517	562

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 02/15/2026		$580	$584
			5,438

Materials – 0.3%
Anglo American Capital
3.750%, 04/10/2022 (B)		200	200
Dow Chemical
4.250%, 11/15/2020		41	42
Minsur
6.250%, 02/07/2024 (B)		320	347
Nacional del Cobre de Chile
3.625%, 08/01/2027 (B)		346	334
NOVA Chemicals
5.250%, 08/01/2023 (B)		339	345
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)		280	280
SPCM
4.875%, 09/15/2025 (B)		320	316
Vale Overseas
6.875%, 11/21/2036		565	680
Yamana
4.950%, 07/15/2024		359	372
			2,916

Real Estate – 0.2%
Crown Castle Towers LLC
4.883%, 08/15/2020 (B)		459	475
Host Hotels & Resorts
3.750%, 10/15/2023		13	13
SBA Tower Trust
3.156%, 10/08/2020 (B)		753	751
Welltower Inc
4.000%, 06/01/2025		414	417
			1,656

Telecommunication Services – 0.4%
AT&T Inc
4.125%, 02/17/2026		487	486
3.900%, 08/14/2027		620	616
3.400%, 05/15/2025		400	384
CenturyLink
7.500%, 04/01/2024		81	81
Cox Communications
2.950%, 06/30/2023 (B)		173	167
MTN Maurtitius Investments
5.373%, 02/13/2022 (B)		376	384
Rogers Communications
4.000%, 06/06/2022	CAD	20	16
SFR Group
5.375%, 05/15/2022 (B)	EUR	223	278
Sprint Capital
6.900%, 05/01/2019		$1,070	1,108

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
5.500%, 03/16/2047	$215	$235
		3,755

Utilities – 0.2%
CMS Energy
5.050%, 03/15/2022	52	55
Exelon Generation LLC
2.950%, 01/15/2020	564	564
Genneia
8.750%, 01/20/2022 (B)	336	363
Israel Electric
5.000%, 11/12/2024 (B)	581	610
Pacific Gas & Electric
4.500%, 12/15/2041	65	65
Terraform Global Operating LLC
6.125%, 03/01/2026 (B)	192	193
		1,850
Total Corporate Obligations (Cost $76,882) ($ Thousands)		76,049

MORTGAGE-BACKED SECURITIES – 5.6%

Agency Mortgage-Backed Obligations – 0.7%
FHLMC CMO, Ser 2012-4116, Cl LS, IO
4.613%, VAR LIBOR USD 1 Month+6.200%, 10/15/2042	2,081	381
FHLMC CMO, Ser 2016-4585, Cl DS, IO
4.413%, VAR LIBOR USD 1 Month+6.000%, 05/15/2046	1,659	303
FHLMC CMO, Ser 2017-4693, Cl SL, IO
4.563%, VAR LIBOR USD 1 Month+6.150%, 06/15/2047	2,653	502
FHLMC CMO, Ser 2017-4719, Cl JS, IO
4.563%, VAR LIBOR USD 1 Month+6.150%, 09/15/2047	2,948	528
FHLMC CMO, Ser 2017-4727, Cl SA, IO
4.613%, VAR LIBOR USD 1 Month+6.200%, 11/15/2047	2,983	550
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	646	635
FNMA CMO, Ser 2011-131, Cl ST, IO
4.919%, VAR LIBOR USD 1 Month+6.540%, 12/25/2041	1,317	257
FNMA CMO, Ser 2014-17, Cl SA, IO
4.429%, VAR LIBOR USD 1 Month+6.050%, 04/25/2044	3,783	626
FNMA CMO, Ser 2014-78, Cl SE, IO
4.479%, VAR LIBOR USD 1 Month+6.100%, 12/25/2044	2,578	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2014-92, Cl SX, IO
4.479%, VAR LIBOR USD 1 Month+6.100%, 01/25/2045	$3,039	$516
FNMA CMO, Ser 2016-77, Cl DS, IO
4.379%, VAR LIBOR USD 1 Month+6.000%, 10/25/2046	2,592	460
FNMA CMO, Ser 2017-62, Cl AS, IO
4.529%, VAR LIBOR USD 1 Month+6.150%, 08/25/2047	2,746	509
FNMA CMO, Ser 2017-81, Cl SA, IO
4.579%, VAR LIBOR USD 1 Month+6.200%, 10/25/2047	2,800	537
GNMA CMO, Ser 2017-122, Cl SA, IO
4.606%, VAR LIBOR USD 1 Month+6.200%, 08/20/2047	1,960	386

		6,594

Non-Agency Mortgage-Backed Obligations – 4.9%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	86	82
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	195	175
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	139	141
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	369	311
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	258	217
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	148	117
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	200	183
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
2.588%, VAR LIBOR USD 1 Month+1.000%, 11/15/2033 (B)	1,535	1,537
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (D)	4	4
Bellemeade Re II, Ser 2016-1A, Cl M2B
8.061%, VAR ICE LIBOR USD 1 Month+6.500%, 04/25/2026(B)	192	194
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (B)	905	893
BX Trust, Ser 2017-IMC, Cl A
2.638%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (B)	1,015	1,017

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	$625	$613
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (B)	285	285
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	122	110
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	193	165
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	107	92
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.424%, 04/10/2046 (B)(D)	250	230
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	765
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2025	390	399
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A4
3.209%, 05/10/2049	750	735
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	475	478
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.125%, 07/10/2046 (B)(D)	690	716
COMM Mortgage Trust, Ser 2013-SFS, ClA1
1.873%, 04/12/2035 (B)	921	889
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	490	498
Credit Suisse Commercial Mortgage Trust, Ser 2016-MFF, Cl D
6.188%, VAR LIBOR USD 1 Month+4.600%, 11/15/2033 (B)	215	217
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	421	421
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	401	407
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	1,070	1,092
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	386	316

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
1.811%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	$236	$146
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2013-G1, Cl A2
2.059%, VAR ICE LIBOR USD 1 Month+0.190%, 04/10/2031	142	137
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
5.811%, VAR ICE LIBOR USD 1 Month+4.250%, 11/25/2023	1,425	1,587
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
5.621%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	813	891
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
6.171%, VAR ICE LIBOR USD 1 Month+4.550%, 10/25/2024	214	238
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
6.371%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	641	714
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
4.921%, VAR ICE LIBOR USD 1 Month+3.300%, 10/25/2027	265	297
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.221%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	561	572
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
4.211%, VAR ICE LIBOR USD 1 Month+2.650%, 03/25/2028	414	423
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	79	68
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
4.561%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	397	427
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.621%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	156	177
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.521%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	474	543

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
6.171%, VAR ICE LIBOR USD 1 Month+4.550%, 02/25/2025	$332	$361
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
5.921%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	307	337
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl1 M2
5.621%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	517	566
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
5.621%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	347	374
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
6.621%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	610	676
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
6.621%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	612	696
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
7.171%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	668	755
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.894%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	199	231
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
8.371%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	658	797
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
8.571%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	495	595
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
7.621%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	565	678
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.461%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,194	1,417
FNMA Connecticut Avenue Securities, Ser 2018-C01, Cl 1M2
3.871%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2030	1,200	1,226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust, Ser 2017-WOLF, Cl A
2.588%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	$637	$639
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	237	237
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (B)(D)	1,485	1,436
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.944%, 01/10/2047 (B)(D)	631	534
H/2 Asset Funding, Ser 2015-1A
3.271%, 06/24/2049	371	372
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.871%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	84	75
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.915%, 09/15/2047 (D)	18,302	816
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	485	496
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	845	862
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.668%, 11/15/2048 (D)	585	582
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B)(D)	97	97
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	179	180
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
3.260%, VAR LIBOR USD 1 Month+1.700%, 07/15/2036 (B)	806	808
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	172	150
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (D)	241	190
LSTAR Commercial Mortgage Trust, Ser 2014- 2, Cl A2
2.767%, 01/20/2041 (B)	48	48
LSTAR Commercial Mortgage Trust, Ser 2015- 3, Cl A2
2.729%, 04/20/2048 (B)(D)	568	563

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (B)	$642	$620
Morgan Stanley Capital I Trust, Ser 2005- IQ9, Cl D
5.000%, 07/15/2056	369	366
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl AFSA
3.451%, VAR LIBOR USD 1 Month+1.870%, 08/15/2026 (B)	134	135
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
3.531%, VAR LIBOR USD 1 Month+1.950%, 11/15/2026 (B)	122	122
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%, 12/15/2049	755	758
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (B)	588	519
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.000%, 05/26/2037 (B)(D)	3	3
Starwood Retail Property Trust, Ser 2014- STAR, Cl A
2.808%, VAR LIBOR USD 1 Month+1.220%, 11/15/2027 (B)	1,132	1,133
UBS Commercial Mortgage Trust, Ser 2017- C1, Cl A4
3.544%, 11/15/2050 (D)	1,070	1,064
UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4
3.983%, 02/15/2051	855	878
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	191
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.469%, 09/15/2048 (D)	527	504
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.436%, 12/15/2059 (D)	370	353
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.311%, 11/15/2049 (D)	620	615
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.121%, VAR ICE LIBOR USD 1 Month+ 5.500%, 11/25/2025 (B)	121	131

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
6.871%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (B)	$432	$481
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	89	89
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	160	160
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	549	551
		44,986
Total Mortgage-Backed Securities (Cost $51,255) ($ Thousands)		51,580

ASSET-BACKED SECURITIES – 2.4%

Automotive – 1.2%

Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	106	105
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	710	713
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)	438	436
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (B)	83	83
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	150	150
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	80	80
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (B)	915	912
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)	280	297
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/2020 (B)	111	110
Exeter Automobile Receivables Trust, Ser 2017-2A, Cl A
2.110%, 06/15/2021 (B)	344	343
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/2021 (B)	651	648

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2016- 2A, Cl A1
1.530%, 11/16/2020 (B)	$189	$189
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	365	390
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	375	372
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (B)	279	276
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (B)	640	637
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
2.158%, VAR LIBOR USD 1 Month+0.570%, 01/15/2022	741	747
Harley-Davidson Motorcycle Trust, Ser 2015- 2, Cl A3
1.300%, 03/16/2020	175	175
Hertz Vehicle Financing II L.P., Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	580	575
Hertz Vehicle Financing II L.P., Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)	425	426
Hertz Vehicle Financing II L.P., Ser 2015-2A, Cl A
2.020%, 09/25/2019 (B)	542	540
Hertz Vehicle Financing II L.P., Ser 2015-3A, Cl A
2.670%, 09/25/2021 (B)	390	385
Hertz Vehicle Financing II L.P., Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)	737	733
Hertz Vehicle Financing II L.P., Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	1,220	1,199
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (B)	395	394
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/2019	3	3
Santander Drive Auto Receivables Trust, Ser 2017-3, Cl A2
1.670%, 06/15/2020	479	478
		11,396

Credit Cards – 0.2%

Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,098	1,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	$247	$246
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
2.040%, VAR LIBOR USD 1 Month+0.480%, 02/15/2022	424	424
		1,766

Other Asset-Backed Securities – 1.0%

Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	788	787
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (B)	9	9
CLUB Credit Trust, Ser 2017-P1, Cl A
2.420%, 09/15/2023 (B)	632	631
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	520	518
CWABS Asset-Backed Certificates Trust, Ser 2004-7, Cl CV
3.070%, 02/25/2035	1,435	1,433
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (B)	54	54
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (B)	231	232
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (B)	409	409
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (B)	328	327
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (B)	270	268
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (B)	975	974
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl B
3.480%, 09/15/2023 (B)	250	250
SoFi Consumer Loan Program LLC, Ser 2016- 2A, Cl A
3.090%, 10/27/2025 (B)	218	218
SoFi Consumer Loan Program LLC, Ser 2016- 3, Cl A
3.050%, 12/26/2025 (B)	391	391
SoFi Consumer Loan Program LLC, Ser2017- 2, Cl A
3.280%, 02/25/2026 (B)	380	381
SoFi Consumer Loan Program LLC, Ser 2017- 5, Cl A2
2.780%, 09/25/2026 (B)	730	719
SoFi Consumer Loan Program LLC, Ser 2017- 6, Cl A2
2.820%, 11/25/2026 (B)	1,090	1,074

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Volvo Financial Equipment LLC, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)		$169	$169
			8,844
Total Asset-Backed Securities (Cost $22,043) ($ Thousands)			22,006

SOVEREIGN DEBT — 1.5%
Argentina POM Politica Monetaria
28.750%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS	8,100	438
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027	BRL	11,280	3,557
Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)		$251	260
Japan Treasury Discount Bill
-0.186%, 04/05/2018 (A)(E)	JPY	261,050	2,447
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		412,871	4,099
Mexico Government International Bond
3.600%, 01/30/2025		$592	580
Singapore Government International Bond
2.750%, 03/01/2046	SGD	3,384	2,487
Total Sovereign Debt (Cost $13,000) ($ Thousands)			13,868
Total Investments in Securities — 112.5% (Cost $1,038,737) ($ Thousands)			$1,044,723

	Shares

COMMON STOCK SOLD SHORT — (13.2)%

Consumer Discretionary — (8.8)%
Adient PLC		(7,419)	(460)
Adtalem Global Education Inc *		(1,453)	(67)
Advance Auto Parts Inc		(1,171)	(134)
Amazon.com Inc *		(4,888)	(7,393)
American Axle & Manufacturing Holdings Inc *		(6,543)	(97)
American Eagle Outfitters Inc		(1,500)	(29)
American Outdoor Brands Corp *		(3,500)	(32)
Aramark		(7,588)	(316)
AutoNation Inc *		(471)	(24)
AutoZone Inc *		(461)	(306)
Bed Bath & Beyond Inc		(2,673)	(57)
Belmond Ltd, Cl A *		(1,522)	(18)
Best Buy Co Inc		(3,735)	(271)
Big Lots Inc		(400)	(22)
Bloomin’ Brands Inc		(3,620)	(84)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Booking Holdings Inc *	(731)	$(1,487)
BorgWarner Inc	(16,289)	(799)
Boyd Gaming Corp	(2,119)	(75)
Bright Horizons Family Solutions Inc *	(1,421)	(136)
Brinker International Inc	(2,123)	(73)
Brunswick Corp/DE	(5,387)	(308)
Burlington Stores Inc *	(1,059)	(130)
Caesars Entertainment Corp *	(3,976)	(51)
Callaway Golf Co	(6,067)	(94)
CarMax Inc *	(2,507)	(155)
Carnival Corp, Cl A	(13,809)	(924)
Carriage Services Inc, Cl A	(2,100)	(57)
Carter’s Inc	(3,094)	(361)
Cavco Industries Inc *	(200)	(32)
Cheesecake Factory Inc/The	(1,766)	(82)
Chipotle Mexican Grill Inc, Cl A *	(760)	(242)
Choice Hotels International Inc	(162)	(13)
Churchill Downs Inc	(218)	(56)
Columbia Sportswear Co	(1,648)	(125)
Cooper Tire & Rubber Co	(4,992)	(157)
Cooper-Standard Holdings Inc *	(1,349)	(164)
Cracker Barrel Old Country Store Inc	(294)	(46)
Dana Inc	(10,699)	(284)
Darden Restaurants Inc	(3,894)	(359)
Dave & Buster’s Entertainment Inc *	(1,463)	(66)
Deckers Outdoor Corp *	(1,898)	(180)
Delphi Automotive *	(21,653)	(1,978)
Delphi Technologies PLC	(6,818)	(326)
Dick’s Sporting Goods Inc	(671)	(21)
Dollar General Corp	(4,055)	(384)
Dollar Tree Inc *	(3,573)	(367)
Domino’s Pizza Inc	(1,649)	(367)
Dorman Products Inc *	(1,948)	(134)
DR Horton Inc	(18,873)	(791)
Dunkin’ Brands Group Inc	(2,382)	(143)
Eldorado Resorts Inc *	(807)	(28)
Ethan Allen Interiors Inc	(700)	(17)
Expedia Inc	(1,577)	(166)
Foot Locker Inc	(2,320)	(107)
Ford Motor Co	(331,609)	(3,518)
Fox Factory Holding Corp *	(1,178)	(44)
GameStop Corp, Cl A	(823)	(13)
Gap Inc/The	(3,496)	(110)
Garmin Ltd	(6,734)	(399)
General Motors Co	(108,929)	(4,286)
Gentex Corp	(20,226)	(459)
Gentherm Inc *	(2,954)	(91)
Genuine Parts Co	(2,642)	(243)
G-III Apparel Group Ltd *	(2,227)	(82)
Goodyear Tire & Rubber Co/The	(19,398)	(561)
Graham Holdings Co, Cl B	(89)	(52)
Grand Canyon Education Inc *	(1,765)	(173)

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
H&R Block	(5,803)	$(147)
Hanesbrands Inc	(21,241)	(412)
Harley-Davidson Inc	(13,794)	(626)
Hasbro Inc	(5,979)	(571)
Helen of Troy Ltd *	(988)	(89)
Hilton Worldwide Holdings Inc	(7,568)	(611)
Home Depot Inc/The	(17,738)	(3,233)
Hyatt Hotels Corp, Cl A	(706)	(55)
ILG Inc	(2,591)	(79)
Installed Building Products Inc *	(522)	(31)
International Game Technology PLC	(3,822)	(101)
International Speedway Corp, Cl A	(550)	(25)
iRobot Corp *	(1,553)	(106)
Jack in the Box Inc	(587)	(53)
KB Home	(5,023)	(139)
Kohl’s Corp	(1,761)	(116)
L Brands Inc	(2,933)	(145)
La Quinta Holdings Inc *	(1,450)	(27)
Las Vegas Sands Corp	(13,727)	(999)
La-Z-Boy Inc, Cl Z	(3,609)	(111)
LCI Industries	(1,763)	(193)
Lear Corp	(5,631)	(1,051)
Leggett & Platt Inc	(7,642)	(332)
Lennar Corp, Cl A	(15,095)	(854)
Lennar Corp, Cl B	(88)	(4)
LGI Homes Inc *	(828)	(47)
Liberty Expedia Holdings Inc, Cl A *	(471)	(18)
Liberty Interactive Corp QVC Group, Cl A *	(4,910)	(142)
Liberty Ventures, Ser A *	(1,228)	(66)
Lithia Motors Inc, Cl A	(222)	(23)
LKQ Corp *	(5,452)	(215)
Lowe’s Cos Inc	(12,328)	(1,104)
Lululemon Athletica Inc *	(5,391)	(437)
M/I Homes Inc *	(872)	(25)
Macy’s Inc	(5,507)	(162)
Marriott International Inc/MD, Cl A	(10,636)	(1,502)
Marriott Vacations Worldwide Corp	(1,014)	(142)
Mattel Inc	(18,437)	(293)
McDonald’s Corp	(27,669)	(4,365)
MDC Holdings Inc	(2,859)	(79)
Meritage Homes Corp *	(2,497)	(106)
MGM Resorts International	(17,668)	(605)
Michael Kors Holdings Ltd *	(7,610)	(479)
Michaels Cos Inc/The *	(1,000)	(23)
Modine Manufacturing Co *	(1,772)	(41)
Mohawk Industries Inc *	(3,467)	(832)
Motorcar Parts of America Inc *	(850)	(17)
Murphy USA Inc *	(400)	(30)
Netflix Inc *	(5,796)	(1,689)
Newell Brands Inc	(26,479)	(680)
NIKE Inc, Cl B	(73,000)	(4,893)
Nordstrom Inc	(2,346)	(120)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Norwegian Cruise Line Holdings Ltd *	(5,665)	$(322)
NVR Inc *	(193)	(549)
Office Depot Inc	(4,772)	(13)
O’Reilly Automotive Inc *	(1,349)	(329)
Oxford Industries Inc	(524)	(42)
Papa John’s International Inc	(391)	(23)
Penn National Gaming Inc *	(2,320)	(62)
Planet Fitness Inc, Cl A *	(2,063)	(76)
Polaris Industries Inc	(3,414)	(389)
Pool Corp	(350)	(48)
PulteGroup Inc	(15,868)	(445)
PVH Corp	(4,642)	(670)
Ralph Lauren Corp, Cl A	(3,360)	(356)
Red Rock Resorts Inc, Cl A	(3,987)	(134)
Ross Stores Inc	(6,088)	(475)
Royal Caribbean Cruises Ltd	(6,005)	(760)
Sally Beauty Holdings Inc *	(972)	(16)
Scientific Games Corp/DE, Cl A *	(1,222)	(54)
SeaWorld Entertainment Inc *	(1,100)	(16)
Service Corp International/US	(7,773)	(291)
ServiceMaster Global Holdings Inc *	(4,084)	(210)
Signet Jewelers Ltd	(1,299)	(65)
Six Flags Entertainment Corp	(1,748)	(112)
Skechers U.S.A. Inc, Cl A *	(7,267)	(297)
Sotheby’s *	(463)	(21)
Standard Motor Products Inc	(1,605)	(75)
Starbucks Corp	(48,244)	(2,755)
Steven Madden Ltd	(3,874)	(170)
Stoneridge Inc *	(1,222)	(27)
Superior Industries International Inc	(872)	(13)
Tapestry Inc	(14,948)	(761)
Target Corp	(8,429)	(636)
Taylor Morrison Home Corp, Cl A *	(2,867)	(64)
Tempur Sealy International Inc *	(2,589)	(128)
Tenneco Inc	(4,756)	(250)
Tesla Inc *	(10,906)	(3,741)
Texas Roadhouse Inc, Cl A	(1,272)	(70)
Thor Industries Inc	(3,894)	(502)
Tiffany & Co	(1,709)	(173)
TJX Cos Inc/The	(9,892)	(818)
Toll Brothers Inc	(8,078)	(354)
TopBuild Corp *	(1,630)	(114)
Tower International Inc	(773)	(20)
Tractor Supply Co	(2,071)	(134)
TRI Pointe Group Inc*	(7,741)	(119)
TripAdvisor Inc *	(1,778)	(71)
Tupperware Brands Corp	(1,748)	(86)
Ulta Beauty Inc *	(943)	(192)
Under Armour Inc, Cl C *	(9,584)	(144)
Vail Resorts Inc	(1,298)	(267)
VF Corp	(18,541)	(1,383)
Vista Outdoor Inc *	(3,900)	(67)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Visteon Corp *	(2,159)	$(267)
Wayfair Inc, Cl A *	(724)	(56)
Weight Watchers International Inc *	(1,139)	(77)
Wendy’s Co/The	(3,572)	(57)
Whirlpool Corp	(3,818)	(620)
William Lyon Homes, Cl A *	(1,916)	(48)
Williams-Sonoma Inc	(671)	(35)
Winnebago Industries Inc	(2,297)	(100)
Wolverine World Wide Inc	(5,126)	(150)
Wyndham Worldwide Corp	(3,217)	(372)
Wynn Resorts Ltd	(2,665)	(446)
Yum China Holdings Inc	(11,636)	(504)
Yum! Brands Inc	(11,407)	(928)

		(81,440)

Information Technology – (3.0)%
Advanced Energy Industries Inc *	(373)	(25)
Advanced Micro Devices Inc *	(8,554)	(104)
Amphenol Corp, Cl A	(3,789)	(346)
Analog Devices Inc	(4,445)	(401)
Apple Inc	(42,495)	(7,569)
Applied Materials Inc	(12,411)	(715)
Arista Networks Inc *	(656)	(177)
ARRIS International PLC *	(2,976)	(76)
Arrow Electronics Inc *	(2,298)	(187)
Avnet Inc	(2,573)	(110)
Belden Inc	(350)	(25)
Broadcom Ltd	(4,494)	(1,108)
Cavium Inc *	(800)	(71)
CDW Corp/DE	(4,542)	(331)
Ciena Corp *	(800)	(19)
Cirrus Logic Inc *	(450)	(20)
Cisco Systems Inc	(57,567)	(2,578)
Cognex Corp	(1,800)	(97)
Coherent Inc *	(171)	(36)
CommScope Holding Co Inc *	(2,119)	(82)
Corning Inc	(10,371)	(302)
Cray Inc *	(1,028)	(22)
Cree Inc *	(1,450)	(55)
Cypress Semiconductor Corp	(2,100)	(37)
Diebold Nixdorf Inc	(2,250)	(35)
Electronics For Imaging Inc *	(1,864)	(51)
Entegris Inc	(950)	(32)
ePlus Inc *	(932)	(71)
F5 Networks Inc *	(849)	(126)
Finisar Corp *	(2,693)	(48)
First Solar Inc *	(911)	(57)
FLIR Systems Inc	(750)	(37)
Hewlett Packard Enterprise Co	(24,174)	(449)
HP Inc	(20,456)	(478)
II-VI Inc *	(572)	(22)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Infinera Corp *	(3,701)	$(37)
Integrated Device Technology Inc *	(850)	(26)
Intel Corp	(54,796)	(2,701)
IPG Photonics Corp *	(222)	(55)
Jabil	(3,178)	(86)
Juniper Networks Inc	(4,266)	(109)
Keysight Technologies Inc *	(747)	(35)
KLA-Tencor Corp	(1,598)	(181)
Lam Research Corp	(1,924)	(369)
Littelfuse Inc	(200)	(42)
Lumentum Holdings Inc *	(421)	(26)
Marvell Technology Group Ltd	(5,023)	(118)
Maxim Integrated Products Inc	(2,248)	(137)
Microchip Technology Inc	(2,933)	(261)
Micron Technology Inc *	(12,759)	(623)
Microsemi Corp *	(649)	(42)
MKS Instruments Inc	(524)	(58)
Motorola Solutions Inc	(1,398)	(148)
NCR Corp *	(2,623)	(87)
NetApp Inc	(3,850)	(233)
NETGEAR Inc *	(1,900)	(106)
NVIDIA Corp	(6,712)	(1,624)
NXP Semiconductors NV *	(3,533)	(440)
ON Semiconductor Corp *	(3,077)	(74)
Palo Alto Networks Inc *	(966)	(168)
Plexus Corp *	(350)	(21)
Pure Storage Inc, Cl A *	(1,800)	(39)
Qorvo Inc *	(1,443)	(116)
QUALCOMM Inc	(17,235)	(1,120)
Ribbon Communications Inc *	(6,990)	(45)
Sanmina Corp *	(622)	(17)
ScanSource Inc *	(1,816)	(59)
Skyworks Solutions Inc	(2,405)	(263)
Stratasys Ltd *	(3,935)	(72)
Super Micro Computer Inc *	(3,250)	(59)
SYNNEX Corp	(1,110)	(137)
Tech Data Corp *	(1,311)	(136)
Teradyne Inc	(1,766)	(80)
Texas Instruments Inc	(13,732)	(1,488)
Trimble Inc *	(3,426)	(130)
Universal Display Corp	(378)	(49)
USA Technologies Inc *	(5,772)	(47)
VeriFone Systems Inc *	(3,228)	(54)
Versum Materials Inc	(650)	(24)
Western Digital Corp	(4,055)	(353)
Xerox Corp	(5,101)	(155)
Xilinx Inc	(2,447)	(174)
Zebra Technologies Corp, Cl A *	(950)	(131)

		(28,454)

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)

Materials — (1.4)%
Air Products & Chemicals Inc	(3,594)	$(578)
Albemarle Corp	(1,710)	(172)
Alcoa Corp	(2,297)	(103)
Allegheny Technologies Inc *	(1,050)	(27)
AptarGroup Inc	(510)	(46)
Ashland Global Holdings Inc	(1,049)	(74)
Avery Dennison Corp	(932)	(110)
Axalta Coating Systems Ltd *	(2,573)	(79)
Balchem Corp	(1,400)	(105)
Ball Corp	(5,772)	(231)
Berry Global Group Inc *	(1,798)	(98)
Cabot Corp	(447)	(27)
Carpenter Technology Corp	(522)	(27)
Celanese Corp, Cl A	(2,031)	(205)
CF Industries Holdings Inc	(3,297)	(136)
Chemours Co/The	(2,701)	(128)
Cleveland-Cliffs Inc *	(7,508)	(53)
Commercial Metals Co	(1,022)	(25)
Compass Minerals International Inc	(250)	(15)
Crown Holdings Inc *	(2,537)	(126)
Domtar Corp	(550)	(25)
DowDuPont Inc	(36,986)	(2,600)
Eagle Materials Inc	(858)	(86)
Eastman Chemical Co	(2,770)	(280)
Ecolab Inc	(4,700)	(613)
FMC Corp	(2,067)	(162)
Freeport-McMoRan Inc, Cl B	(19,540)	(363)
Graphic Packaging Holding Co	(1,848)	(28)
HB Fuller Co	(421)	(21)
Huntsman Corp	(3,581)	(115)
Ingevity Corp *	(424)	(32)
International Flavors & Fragrances Inc	(649)	(92)
International Paper Co	(5,301)	(316)
Louisiana-Pacific	(1,074)	(31)
LyondellBasell Industries NV, Cl A	(5,231)	(566)
Martin Marietta Materials Inc	(899)	(183)
Minerals Technologies Inc	(350)	(24)
Monsanto Co	(6,620)	(817)
Mosaic Co/The	(5,161)	(136)
NewMarket Corp	(200)	(84)
Newmont Mining Corp	(8,763)	(335)
Nucor Corp	(4,917)	(322)
Olin Corp	(2,068)	(67)
Owens-Illinois Inc *	(1,253)	(27)
Packaging Corp of America	(998)	(119)
Platform Specialty Products Corp *	(1,623)	(17)
PolyOne Corp	(622)	(26)
PPG Industries Inc	(4,108)	(462)
Praxair Inc	(4,786)	(717)
Reliance Steel & Aluminum Co	(1,302)	(117)
Royal Gold Inc	(440)	(35)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
RPM International Inc	(1,364)	$ (68)
Scotts Miracle-Gro Co/The, Cl A	(323)	(29)
Sealed Air Corp	(2,148)	(91)
Sherwin-Williams Co/The	(1,240)	(498)
Southern Copper Corp	(948)	(50)
Steel Dynamics Inc	(3,546)	(164)
Summit Materials Inc, Cl A *	(884)	(28)
SunCoke Energy Inc *	(4,800)	(51)
Trecora Resources *	(5,200)	(58)
Trinseo SA	(932)	(74)
United States Steel Corp	(2,300)	(100)
Valvoline Inc	(3,659)	(84)
Vulcan Materials Co	(1,828)	(215)
Westlake Chemical Corp	(373)	(40)
WestRock Co	(2,994)	(197)
Worthington Industries Inc	(421)	(19)
WR Grace & Co	(577)	(38)

		(12,987)
Total Common Stock Sold Short (Proceeds $106,703) ($ Thousands)		(122,881)

Total Investments Sold Short – (13.2)% (Proceeds $106,703) ($ Thousands)		$ (122,881)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Brent Crude**	56	May-2018	$3,434	$3,591	$157
Coffee**	228	May-2018	10,618	10,431	(187)
Coffee Robusta**	(148)	May-2018	(2,627)	(2,552)	75
Copper**	179	May-2018	14,037	14,018	(19)
Corn**	956	May-2018	17,846	18,260	414
Corn**	(18)	Dec-2018	(357)	(361)	(4)
Cotton No. 2**	(76)	Dec-2018	(2,848)	(2,930)	(82)
Cotton No. 2**	(51)	May-2018	(1,975)	(2,115)	(140)
Crude Oil**	29	Jun-2018	1,805	1,759	(46)
Crude Oil**	(30)	Nov-2018	(1,796)	(1,745)	51
Euro-Bobl	(201)	Mar-2018	(31,516)	(32,124)	308
Feeder Cattle**	(19)	May-2018	(1,421)	(1,411)	10
Gasoline**	151	May-2018	12,327	12,299	(28)
Gold**	101	Apr-2018	13,485	13,311	(174)
Gold**	(27)	Jun-2018	(3,471)	(3,574)	(103)
ICE Brent Crude**	232	Mar-2018	15,637	15,017	(620)
ICE Brent Crude**	(114)	Nov-2018	(6,872)	(7,106)	(234)
Japanese 10-Year Bond	(3)	Mar-2018	(4,212)	(4,243)	2
KC HRW Wheat**	66	Jul-2018	1,638	1,779	141
Lean Hogs**	54	Jun-2018	1,744	1,743	(1)
Lean Hogs**	(89)	Apr-2018	(2,546)	(2,393)	153
Live Cattle**	84	Apr-2018	3,999	4,142	143
Live Cattle**	(29)	Jun-2018	(1,361)	(1,341)	20
LME Nickel**	108	May-2018	8,534	8,933	399
LME Primary Aluminum**	64	Dec-2018	3,523	3,441	(82)
LME Primary Aluminum**	111	May-2018	5,986	5,915	(71)
LME Primary Aluminum**	(65)	Jul-2018	(3,551)	(3,473)	78
LME Zinc**	124	May-2018	10,559	10,700	141
MSCI EAFE Index E-MINI	(136)	Mar-2018	(13,741)	(13,848)	(107)
Natural Gas**	(144)	Jun-2018	(4,012)	(4,002)	10
Natural Gas**	561	Apr-2018	14,977	15,125	148
Natural Gas**	150	Nov-2018	4,465	4,442	(23)
NY Harbor ULSD**	4	May-2018	316	320	4
NY Harbor ULSD**	23	May-2018	1,843	1,839	(4)
Platinum**	74	Apr-2018	3,406	3,656	250
S&P 500 Index E-MINI	(207)	Mar-2018	(27,583)	(28,094)	(511)
Silver**	123	May-2018	10,110	10,090	(20)
Soybean**	213	May-2018	10,644	11,241	597
Soybean**	(83)	Nov-2018	(4,196)	(4,284)	(88)
Soybean Meal**	164	May-2018	5,656	6,473	817
Soybean Oil**	237	May-2018	4,629	4,583	(46)
Sugar No. 11**	119	Jun-2018	1,788	1,798	10
Sugar No. 11**	532	Apr-2018	8,187	7,972	(215)
U.S. 2-Year Treasury Note	(212)	Jun-2018	(45,069)	(45,043)	26
U.S. 5-Year Treasury Note	241	Jun-2018	27,452	27,457	5
U.S. 10-Year Treasury Note	(527)	Jun-2018	(63,330)	(63,265)	65
U.S. Ultra -Long Treasury Bond	(11)	Jun-2018	(1,716)	(1,715)	1
Wheat**	280	May-2018	6,585	6,930	345
Wheat**	128	May-2018	3,125	3,342	217
WTI Crude Oil**	194	Apr-2018	11,554	11,925	371

			$15,709	$16,913	$2,153

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

A list of the open forwards foreign currency contracts held by the Fund at February 28, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

ANZ	03/07/18	NZD	1,245	USD	862	$ (37)

Barclays PLC	04/17/18	USD	1,373	RUB	78,577	15

BNP Paribas	04/13/18	GBP	1,174	USD	1,671	50

Brown Brothers Harriman	03/07/18	AUD	257	USD	196	(5)

Brown Brothers Harriman	03/12/18	EUR	252	USD	313	6

Brown Brothers Harriman	03/12/18	EUR	2,176	USD	2,575	(81)

Citigroup	03/02/18	BRL	4,506	USD	1,418	31

Citigroup	03/12/18	EUR	2,604	USD	3,130	(49)

Citigroup	04/26/18	USD	1,119	JPY	121,351	23

Citigroup	04/26/18	USD	1,469	KRW	1,571,185	(16)

Credit Suisse First Boston	03/09/18	PLN	5,783	EUR	1,385	2

Credit Suisse First Boston	03/12/18	EUR	1,427	GBP	1,261	(3)

Credit Suisse First Boston	03/12/18	CAD	1,518	EUR	993	28

JPMorgan Chase Bank	04/13/18	GBP	927	USD	1,321	41

Morgan Stanley	03/09/18	EUR	1,372	PLN	5,782	14

Morgan Stanley	04/03/18	BRL	1,254	USD	386	1

Morgan Stanley	04/12/18	CAD	1,831	USD	1,476	45

Morgan Stanley	04/13/18	GBP	1,491	USD	2,095	36

Morgan Stanley	04/20/18	USD	898	MXN	16,894	(10)

Morgan Stanley	04/26/18	JPY	412,054	USD	3,787	(91)

Morgan Stanley	05/17/18	SGD	3,262	USD	2,472	2

RBS	04/26/18	USD	2,914	JPY	319,434	92

Standard Bank	03/02/18	USD	1,009	BRL	3,252	(8)

Standard Bank	03/02/18 - 03/16/18	JPY	2,370,450	USD	21,878	(352)

Standard Bank	03/07/18	AUD	1,416	USD	1,104	1

Standard Bank	03/12/18	USD	973	INR	62,089	(22)

						$ (287)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2018, is as follows:

			Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	$(3,290)	$228	$255	$(27)

						$228	$255	$(27)

		Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

2.31%	3-Month USD -LIBOR	Quarterly	05/18/2025	USD	2,880	$ 83	$ –	$83

2.49%	3-Month USD -LIBOR	Quarterly	06/09/2025	USD	1,240	27	–	27

2.29%	3-Month USD -LIBOR	Quarterly	08/04/2025	USD	1,833	68	–	68

3-Month USD -LIBOR	2.67%	Semi-Annual	07/18/2024	USD	1,710	(13)	–	(13)

3-Month USD -LIBOR	2.69%	Semi-Annual	09/24/2024	USD	2,470	2	–	2

1.99%	3-Month USD -LIBOR	Quarterly	04/21/2025	USD	2,040	102	–	102

2.44%	3-Month USD -LIBOR	Quarterly	04/04/2027	USD	3,640	108	–	108

2.35%	3-Month USD -LIBOR	Quarterly	07/12/2027	USD	1,860	82	–	82

2.63%	3-Month USD -LIBOR	Quarterly	11/10/2035	USD	2,815	127	–	127

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.49%	3-Month USD -LIBOR	Quarterly	10/04/2026	USD	7,010	$ 729	$ –	$ 729
1.66%	3-Month USD -LIBOR	Quarterly	11/08/2026	USD	1,040	96	–	96
1.67%	3-Month USD -LIBOR	Quarterly	11/09/2026	USD	1,230	113	–	113
2.67%	3-Month USD -LIBOR	Quarterly	07/10/2024	USD	2,130	15	–	15
3-Month NZD -BKBM	2.94%	Semi-Annual	03/31/2022	NZD	6,650	111	–	111
3-Month SEK -LIBOR	0.34%	Annual	03/31/2022	SEK	33,630	18	–	18
6-Month AUD -BBSW	2.46%	Semi-Annual	01/08/2023	AUD	14,600	(58)	–	(58)
1.86%	3-Month USD -LIBOR	Quarterly	11/14/2019	USD	15,040	80	–	80
1.57%	3-Month USD -LIBOR	Quarterly	04/01/2020	USD	5,370	87	–	87
1.69%	3-Month USD -LIBOR	Quarterly	08/06/2020	USD	7,270	154	–	154
2.63%	3-Month USD -LIBOR	Quarterly	07/02/2024	USD	3,360	31	–	31
3-Month USD -LIBOR	2.63%	Semi-Annual	05/29/2024	USD	1,630	(6)	–	(6)
2.82%	3-Month USD -LIBOR	Quarterly	04/28/2024	USD	2,770	(24)	–	(24)
2.98%	3-Month USD -LIBOR	Quarterly	01/14/2024	USD	1,990	(23)	–	(23)
2.89%	3-Month USD -LIBOR	Quarterly	02/14/2024	USD	1,780	(10)	–	(10)
3-Month USD -LIBOR	3.31%	Quarterly	05/06/2034	USD	1,650	85	–	85
2.63%	3-Month USD -LIBOR	Semi-Annual	05/23/2024	USD	4,050	15	–	15

						$1,999	$–	$1,999

A list of the open OTC swap agreements held by the Fund at February 28, 2018, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$(52)	$(26)	$(26)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	836	(2)	11	(13)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	763	(2)	10	(12)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	22	–	–	–
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	901	(2)	10	(12)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	196	–	2	(2)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	63	–	1	(1)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	3,003	(7)	32	(39)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	2,287	(5)	29	(34)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2049	(528)	(81)	(44)	(37)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(565)	(86)	(44)	(42)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(172)	(26)	(22)	(4)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(778)	(120)	(56)	(64)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(162)	(24)	(11)	(13)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Quarterly	12/31/2049	(900)	(139)	(44)	(95)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(217)	(34)	(15)	(19)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	12/31/2049	(29)	(5)	(2)	(3)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(243)	(38)	(38)	–
Citigroup	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(226)	(35)	(35)	–
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(552)	(85)	(37)	(48)
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(223)	(35)	(31)	(4)
Citigroup	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(148)	(23)	(24)	1
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(965)	(149)	(149)	–
Citibank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(165)	(25)	(23)	(2)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Quarterly	05/11/2063	(1,000)	(152)	(138)	(14)
Citigroup	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(6)	(6)	–
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(100)	(15)	(12)	(3)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(14)	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(190)	(29)	(21)	(8)

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(284)	$(44)	$ (32)	$ (12)

Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(28)	(4)	(3)	(1)

Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(100)	(15)	(12)	(3)

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(750)	(115)	(62)	(53)

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(166)	(26)	(15)	(11)

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(638)	(98)	(76)	(22)

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(28)	(4)	(3)	(1)

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(3)	(3)	–

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Quarterly	05/11/2063	(55)	(8)	(6)	(2)

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(289)	(45)	(41)	(4)

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(254)	(39)	(44)	5

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(163)	(25)	(26)	1

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(28)	(5)	(3)	(2)

Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(182)	(28)	(31)	3

Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	571	(36)	(10)	(26)

Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	499	(31)	(8)	(23)

							$(1,705)	$ (1,059)	$ (646)

			Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Depreciation (Thousands)
Credit Suisse	3-Month USD -LIBOR	2.09%	Semi-Annual	03/12/2022	USD	$ 250	$(4)	$–	$(4)

As of February 28, 2018, the Reverse Repurchase Agreements held by the Fund are listed below:

	Multi-Asset Real Return Fund
Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)

$ (15,645)	Chase Securities	1.46%	$(15,645)

(14,033)	HSBC Securities	1.68%	(14,033)

(43,151)	HSBC Securities	1.66%	(43,151)

(17,321)	HSBC Securities	1.65%	(17,321)

(15,138)	HSBC Securities	1.65%	(15,138)

(18,920)	HSBC Securities	1.46%	(18,920)

(7,894)	HSBC Securities	1.46%	(7,894)

(21,525)	HSBC Securities	1.44%	(21,525)

			$(153,627)

Percentages are based on Net Assets of $929,037 ($ Thousands).

*	Non-income producing security.
**	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of February 28, 2018.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2018, the value of these securities amounted to $53,009 ($ Thousands), representing 5.71% of the Net Assets of the Fund.
(C)	Security is in default on interest payment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

ARS – Argentine Peso

AUD – Australian Dollar

BBSW – Bank Bill Swap Rate

BKBM – Bank Bill Reference Rate

BRL – Brazilian Real

CAD – Canadian Dollar

Cl – Class

CMO – Collateralized Mortgage Obligation

CPI — Consumer Price Index

EAFE – Europe, Australasia and Far East

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

HRW – Hard Red Winter

ICE – Intercontinental Exchange

INR – Indian Rupee

IO – Interest Only

JPY – Japanese Yen

KRW – Korean Won

LIBOR– London Interbank Offered Rate

LLC – Limited Liability Company

LME – London Metal Exchange

Ltd. – Limited

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

MXN — Mexican Peso

NZD — New Zealand Dollar

OTC — Over the Counter

PLC — Public Liability Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P— Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

USD — United States Dollar

VAR — Variable

WTI — West Texas Intermediate

The following is a list of the level of inputs used as of February 28, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$619,054	$–	$619,054
Common Stock	262,166	–	–	262,166
Corporate Obligations	–	76,049	–	76,049
Mortgage-Backed Securities	–	51,580	–	51,580
Asset-Backed Securities	–	22,006	–	22,006
Sovereign Debt	–	13,868	–	13,868

Total Investments in Securities	$262,166	$782,557	$–	$1,044,723

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(122,881)	$–	$–	$(122,881)

Total Securities Sold Short	$(122,881)	$–	$–	$(122,881)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$4,958	$—	$—	$4,958
Unrealized Depreciation	(2,805)	—	—	(2,805)
Forwards Contracts *
Unrealized Appreciation	—	387	—	387
Unrealized Depreciation	—	(674)	—	(674)
Centrally Cleared Swaps
Credit Default Swap *
Unrealized Depreciation	—	(27)	—	(27)
Interest Rate Swaps *
Unrealized Appreciation	—	2,133	—	2,133
Unrealized Depreciation	—	(134)	—	(134)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	10	—	10
Unrealized Depreciation	—	(656)	—	(656)
Interest Rate Swap *
Unrealized Depreciation	—	(4)	—	(4)
Reverse Repurchase
Agreements	—	(153,627)	—	(153,627)

Total Other Financial Instruments	$2,153	$(152,592)	$—	$(150,439)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2018

Multi-Asset Real Return Fund (Continued)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2018, the Fund is the seller (“providing protection”) on a total notional amount of $14.6 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS	CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$(1,620,585)	$227,856	$(1,392,729)
Maximum potential amount of future payments	—	—	11,316,000	3,290,000	14,606,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	3,290,000	—	3,290,000
301-400	—	—	—	—	1,125,000	1,125,000
> than 400	—	—	—	—	10,191,000	10,191,000
Total	$—	$—	$—	$3,290,000	$11,316,000	$14,606,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2018	25

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 30, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: April 30, 2018